UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

JOIN YOUR FELLOW TREE INVESTORS

Help reduce impact to environment by going paperless

Sign up for eDelivery at www.wisdomtree.com

WisdomTree Trust

Domestic Dividend Funds

Semi-Annual Report

For the six-month period ended September 30, 2010

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
AT&T, Inc.	4.3%
Exxon Mobil Corp.	3.2%
Chevron Corp.	2.5%
Verizon Communications, Inc.	2.3%
Johnson & Johnson	2.2%
Philip Morris International, Inc.	2.2%
Procter & Gamble Co. (The)	2.2%
Pfizer, Inc.	2.1%
Merck & Co., Inc.	2.0%
General Electric Co.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund (Ticker Symbol: DTD) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The WisdomTree Total Dividend Fund returned 1.90% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from the underweight in the Financials sector, which had below average returns. The Fund’s investment in the Information Technology sector, which had below average returns created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Index	Russell 3000 Index	Russell 3000 Value Index
Six Months*	1.90%	2.63%	2.33%	-1.10%	-2.11%
One Year	12.43%	12.56%	13.44%	10.96%	9.15%
Three Year	-7.65%	-7.60%	-7.11%	-6.59%	-9.04%
Since Inception[1]	-0.65%	-0.67%	-0.19%	0.29%	-1.72%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	1

Performance Summary (unaudited)

WisdomTree Equity Income Fund (DHS)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
AT&T, Inc.	9.6%
Chevron Corp.	5.5%
Verizon Communications, Inc.	5.1%
Philip Morris International, Inc.	4.8%
Pfizer, Inc.	4.6%
Merck & Co., Inc.	4.3%
Altria Group, Inc.	3.3%
ConocoPhillips	3.2%
McDonald’s Corp.	2.7%
Bristol-Myers Squibb Co.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Equity Income Fund (Ticker Symbol: DHS) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The WisdomTree Equity Income Fund returned 8.00% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from its investment in the Financials sector, which had positive performance and contributed notably to positive Fund performance. All ten sector sectors contributed positively to Fund performance. The sector with the lowest positive contribution was the Information Technology sector.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Equity Income Index	Russell 1000 Value Index
Six Months*	8.00%	9.23%	8.14%	-2.14%
One Year	15.08%	15.23%	15.55%	8.90%
Three Year	-10.23%	-10.17%	-9.94%	-9.39%
Since Inception[1]	-2.82%	-2.80%	-2.60%	-1.80%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
AT&T, Inc.	5.1%
Exxon Mobil Corp.	3.8%
Chevron Corp.	2.9%
Verizon Communications, Inc.	2.7%
Johnson & Johnson	2.6%
Philip Morris International, Inc.	2.6%
Procter & Gamble Co. (The)	2.5%
Pfizer, Inc.	2.4%
Merck & Co., Inc.	2.3%
General Electric Co.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund (Ticker Symbol: DLN) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The WisdomTree LargeCap Dividend Fund returned 1.75% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from an underweight in the Financials sector, which had below average returns. The Fund’s investment in the Information Technology sector, which had below average returns created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Dividend Index	S&P 500 Index	Russell 1000 Value Index
Six Months*	1.75%	2.37%	1.85%	-1.42%	-2.14%
One Year	11.29%	11.47%	11.89%	10.16%	8.90%
Three Year	-8.50%	-8.47%	-8.07%	-7.16%	-9.39%
Since Inception[1]	-1.03%	-1.07%	-0.64%	-0.01%	-1.80%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Qwest Communications International, Inc.	3.8%
CenturyLink, Inc.	2.6%
Altria Group, Inc.	2.6%
Reynolds American, Inc.	2.4%
Progress Energy, Inc.	2.0%
E.I. Du Pont de Nemours & Co.	1.9%
AT&T, Inc.	1.9%
CenterPoint Energy, Inc.	1.8%
Ameren Corp.	1.8%
Southern Co.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend ex-Financials Fund (Ticker Symbol: DTN) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The WisdomTree Dividend ex-Financials Fund returned 5.03% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from a significant underweight in the Financials sector, which under-performed other sectors, contributing positively to Fund performance. The underweight to the Energy contributed to a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Top 100/ Dividend ex-Financials Spliced Index[1]	Dow Jones U.S. Select Dividend Index
Six Months*	5.03%	5.90%	5.29%	3.92%
One Year	21.04%	21.16%	21.70%	18.30%
Three Year	-6.10%	-6.04%	-5.80%	-7.47%
Since Inception[2]	0.76%	0.77%	1.13%	-1.88%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Windstream Corp.	2.0%
New York Community Bancorp, Inc.	1.6%
Frontier Communications Corp.	1.4%
Macerich Co. (The)	1.2%
Kimco Realty Corp.	1.2%
Cincinnati Financial Corp.	1.2%
NiSource, Inc.	1.2%
Pitney Bowes, Inc.	1.1%
Pepco Holdings, Inc.	1.1%
Integrys Energy Group, Inc.	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund (Ticker Symbol: DON) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The WisdomTree MidCap Dividend Fund returned 2.83% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from an overweight in the Utilities sector, which had above average returns. The Fund’s investment in the Information Technology sector contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400 Index	Russell MidCap Value Index
Six Months*	2.83%	3.57%	3.13%	2.27%	1.40%
One Year	19.24%	19.38%	20.10%	17.78%	16.93%
Three Year	-2.58%	-2.54%	-2.52%	-1.67%	-4.78%
Since Inception[1]	1.63%	1.76%	1.31%	3.40%	0.95%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Ares Capital Corp.	2.2%
Vector Group Ltd.	1.7%
BlackRock Kelso Capital Corp.	1.1%
Potlatch Corp.	1.0%
Sun Communities, Inc.	0.8%
National Health Investors, Inc.	0.8%
Valhi, Inc.	0.8%
Prospect Capital Corp.	0.8%
FNB Corp.	0.8%
Medical Properties Trust, Inc.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund (Ticker Symbol: DES) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The WisdomTree SmallCap Dividend Fund returned 1.93% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from an overweight to the Financials sector, which had average returns. This significant overweight produced a notable contribution to positive Fund performance. Information Technology, a sector that outperformed, was a significant underweight during the period, which created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Dividend Index	Russell 2000 Index	Russell 2000 Value Index
Six Months*	1.93%	2.61%	1.92%	0.25%	-1.90%
One Year	17.03%	16.99%	17.61%	13.35%	11.84%
Three Year	-3.61%	-3.60%	-3.13%	-4.29%	-4.99%
Since Inception[1]	0.46%	0.44%	0.11%	0.81%	-0.61%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Domestic Dividend Funds

Description of Terms and Indices (unaudited)

Below are descriptions of each index referenced in this Semi-Annual Report:

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree LargeCap Dividend Index measures the performance of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Dividend Index measures the performance of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Dividend Index measures the performance of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree Equity Income Index measures the performance of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks outside the financial sector.

The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000 Index measures performance of the smallest 2,000 securities in the Russell 3000 Index.

The Russell 1000 Value Index is a measure of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000 Value Index measures the small-cap value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000 Value Index measures the performance of the value sector of the broad U.S. equity market, selecting from the Russell 3000 Value Index.

The Russell Midcap Value Index measures the midcap value segment of the U.S. equity universe, selecting from the Russell Midcap Index.

The Dow Jones U.S. Select Dividend Index measures the performance of 100 U.S. dividend-paying companies.

Wisdom Tree Dividend Top 100/Dividend ex-Financials Spliced Index — WisdomTree Dividend Top 100 through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Domestic Dividend Funds	7

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/10 to 9/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Annualized Expense Ratio Based on the Period 4/01/10 to 9/30/10	Expenses Paid During the Period† 4/01/10 to 9/30/10
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,019.00	0.28%	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.28%	$1.43
WisdomTree Equity Income Fund
Actual	$1,000.00	$1,080.00	0.38%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.15	0.38%	$1.94
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,017.50	0.28%	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.28%	$1.44
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,050.30	0.38%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.15	0.38%	$1.94
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,028.31	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.15	0.38%	$1.94
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,019.20	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.15	0.38%	$1.94
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

WisdomTree Domestic Dividend Funds	9

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.1%
Advertising – 0.1%
Harte-Hanks, Inc.	1,750	$20,423
Omnicom Group, Inc.	2,909	114,847

Total Advertising		135,270
Aerospace/Defense – 2.5%
Boeing Co. (The)	13,693	911,132
General Dynamics Corp.	5,101	320,394
Goodrich Corp.	1,345	99,167
L-3 Communications Holdings, Inc.	1,301	94,023
Lockheed Martin Corp.	7,491	533,958
Northrop Grumman Corp.	5,899	357,656
Raytheon Co.	5,418	247,657
Rockwell Collins, Inc.(a)	1,807	105,258
United Technologies Corp.	12,420	884,677

Total Aerospace/Defense		3,553,922
Agriculture – 4.7%
Altria Group, Inc.	86,425	2,075,929
Archer-Daniels-Midland Co.	7,103	226,728
Lorillard, Inc.	4,908	394,162
Philip Morris International, Inc.	54,517	3,054,042
Reynolds American, Inc.	11,846	703,534
Universal Corp.	703	28,183
Vector Group Ltd.(a)	5,209	97,408

Total Agriculture		6,579,986
Apparel – 0.5%
Cherokee, Inc.	1,377	25,116
Coach, Inc.	1,767	75,910
Columbia Sportswear Co.(a)	661	38,629
Jones Apparel Group, Inc.	1	20
NIKE, Inc. Class B(a)	4,041	323,846
VF Corp.(a)	2,228	180,513
Wolverine World Wide, Inc.(a)	548	15,897

Total Apparel		659,931
Auto Manufacturers – 0.1%
PACCAR, Inc.(a)	2,375	114,356
Auto Parts & Equipment – 0.2%
Cooper Tire & Rubber Co.(a)	1,219	23,929
Johnson Controls, Inc.	7,528	229,604

Total Auto Parts & Equipment		253,533
Banks – 3.1%
1st Source Corp.	844	14,652
Arrow Financial Corp.	1,023	25,657
Associated Banc-Corp.	1,975	26,050
Bancfirst Corp.(a)	651	26,339
BancorpSouth, Inc.(a)	1,673	23,723
Bank of America Corp.	14,052	184,222
Bank of Hawaii Corp.(a)	986	44,291
Bank of New York Mellon Corp. (The)	9,763	255,107
BB&T Corp.(a)	9,809	236,201
BOK Financial Corp.	707	31,907
Capital One Financial Corp.(a)	1,456	57,585

Investments	Shares	Value

Cathay General Bancorp	1,252	$14,886
Chemical Financial Corp.	722	14,902
City Holding Co.(a)	844	25,886
Comerica, Inc.(a)	869	32,283
Commerce Bancshares, Inc.	1,326	49,844
Community Bank System, Inc.(a)	1,502	34,561
Community Trust Bancorp, Inc.	1,216	32,941
Cullen/Frost Bankers, Inc.(a)	1,198	64,536
CVB Financial Corp.(a)	3,563	26,758
Fifth Third Bancorp	2,664	32,048
First Busey Corp.(a)	1,946	8,854
First Commonwealth Financial Corp.	3,779	20,596
First Financial Bancorp(a)	3	50
First Financial Bankshares, Inc.(a)	381	17,903
First Financial Corp.	788	23,246
FirstMerit Corp.(a)	1,499	27,462
FNB Corp.(a)	5,890	50,418
Fulton Financial Corp.	2	18
Glacier Bancorp, Inc.(a)	2,230	32,558
Goldman Sachs Group, Inc. (The)	2,646	382,559
Hancock Holding Co.(a)	449	13,501
Huntington Bancshares, Inc.	6,176	35,018
Iberiabank Corp.(a)	493	24,640
International Bancshares Corp.	1,193	20,150
JPMorgan Chase & Co.	11,603	441,726
KeyCorp(a)	4,412	35,120
M&T Bank Corp.	3,152	257,865
MB Financial, Inc.	569	9,229
Morgan Stanley	5,541	136,752
National Penn Bancshares, Inc.(a)	2,106	13,163
NBT Bancorp, Inc.	1,380	30,457
Northern Trust Corp.	3,326	160,446
Old National Bancorp	1,945	20,423
Park National Corp.	668	42,779
Penns Woods Bancorp, Inc.	970	32,059
PNC Financial Services Group, Inc.	2,235	116,019
Prosperity Bancshares, Inc.	561	18,216
Regions Financial Corp.	6,401	46,535
S&T Bancorp, Inc.(a)	598	10,417
S.Y. Bancorp, Inc.(a)	1,102	27,352
Sterling Bancshares, Inc.(a)	4,290	23,037
Suffolk Bancorp(a)	841	21,294
Synovus Financial Corp.(a)	4,673	11,496
TrustCo Bank Corp.(a)	2,023	11,248
Trustmark Corp.	1,305	28,371
U.S. Bancorp(a)	10,654	230,339
UMB Financial Corp.	730	25,922
Umpqua Holdings Corp.(a)	1,746	19,800
United Bankshares, Inc.(a)	2,032	50,576
Valley National Bancorp(a)	5,110	65,919
Wells Fargo & Co.	22,072	554,669
WesBanco, Inc.	766	12,516
Westamerica Bancorp.(a)	461	25,120

Total Banks		4,390,217

See Notes to Financial Statements.

10	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2010

Investments	Shares	Value

Beverages – 3.4%
Brown-Forman Corp. Class A	1,120	$68,947
Brown-Forman Corp. Class B(a)	1,019	62,811
Coca-Cola Co. (The)	39,534	2,313,530
Coca-Cola Enterprises, Inc.*	4,556	141,236
Dr. Pepper Snapple Group, Inc.	3,556	126,309
Molson Coors Brewing Co. Class B	2,090	98,690
PepsiCo, Inc.	29,626	1,968,351

Total Beverages		4,779,874
Building Materials – 0.1%
Eagle Materials, Inc.	431	10,215
Lennox International, Inc.	594	24,764
Martin Marietta Materials, Inc.(a)	529	40,717
Masco Corp.(a)	5,143	56,624
Simpson Manufacturing Co., Inc.	452	11,653

Total Building Materials		143,973
Chemicals – 2.8%
Air Products & Chemicals, Inc.(a)	2,818	233,387
Airgas, Inc.	894	60,747
Albemarle Corp.	703	32,907
Arch Chemicals, Inc.	450	15,791
Ashland, Inc.	594	28,969
Cabot Corp.	1,048	34,133
Celanese Corp. Series A	413	13,257
CF Industries Holdings, Inc.	72	6,876
Cytec Industries, Inc.	1	56
Dow Chemical Co. (The)(a)	15,450	424,257
E.I. Du Pont de Nemours & Co.	27,398	1,222,499
Eastman Chemical Co.	1,380	102,120
Ecolab, Inc.	1,808	91,738
FMC Corp.	398	27,227
Huntsman Corp.	5,839	67,499
Innophos Holdings, Inc.(a)	879	29,095
International Flavors & Fragrances, Inc.	1,180	57,254
Lubrizol Corp.	794	84,140
Monsanto Co.	4,295	205,859
Mosaic Co. (The)	960	56,410
Olin Corp.	2,542	51,247
PPG Industries, Inc.	3,597	261,862
Praxair, Inc.	3,824	345,154
RPM International, Inc.	2,981	59,382
Sensient Technologies Corp.	1,345	41,009
Sherwin-Williams Co. (The)	1,617	121,501
Sigma-Aldrich Corp.(a)	692	41,783
Valhi, Inc.	2,836	57,571
Valspar Corp.	1,483	47,234
Westlake Chemical Corp.	682	20,412

Total Chemicals		3,841,376
Coal – 0.1%
Arch Coal, Inc.	1,480	39,531
Consol Energy, Inc.	906	33,486
Massey Energy Co.(a)	277	8,592

Investments	Shares	Value

Peabody Energy Corp.	1,350	$66,163
Walter Energy, Inc.	178	14,470

Total Coal		162,242
Commercial Services – 1.1%
ABM Industries, Inc.(a)	894	19,302
Automatic Data Processing, Inc.	9,689	407,229
Deluxe Corp.	1,962	37,533
Equifax, Inc.	437	13,634
H&R Block, Inc.(a)	5,865	75,952
Healthcare Services Group, Inc.	1,195	27,234
Hillenbrand, Inc.(a)	1,512	32,523
Landauer, Inc.	303	18,977
Lender Processing Services, Inc.	528	17,546
Manpower, Inc.	798	41,656
Mastercard, Inc. Class A	191	42,784
McGrath Rentcorp	1,213	29,051
Moody’s Corp.(a)	2,315	57,829
Paychex, Inc.	8,662	238,118
Pharmaceutical Product Development, Inc.	2,259	56,001
R.R. Donnelley & Sons Co.(a)	6,117	103,744
Robert Half International, Inc.(a)	1,715	44,590
Rollins, Inc.	1,660	38,811
SEI Investments Co.	957	19,465
Service Corp. International	3,695	31,851
Strayer Education, Inc.(a)	138	24,081
Total System Services, Inc.	2,005	30,556
Visa, Inc. Class A	1,666	123,717
Weight Watchers International, Inc.(a)	1,211	37,771
Western Union Co. (The)	969	17,122

Total Commercial Services		1,587,077
Computers – 1.6%
Diebold, Inc.	1,709	53,133
Hewlett-Packard Co.	8,969	377,326
International Business Machines Corp.	13,551	1,817,731
Jack Henry & Associates, Inc.(a)	787	20,068

Total Computers		2,268,258
Cosmetics/Personal Care – 2.7%
Alberto-Culver Co.(a)	710	26,731
Avon Products, Inc.(a)	6,778	217,642
Colgate-Palmolive Co.	6,382	490,520
Estee Lauder Cos., Inc. (The) Class A(a)	820	51,849
Procter & Gamble Co. (The)	50,261	3,014,152

Total Cosmetics/Personal Care		3,800,894
Distribution/Wholesale – 0.3%
Fastenal Co.(a)	1,653	87,923
Genuine Parts Co.	3,931	175,283
Owens & Minor, Inc.(a)	808	22,996
Pool Corp.(a)	837	16,799
W.W. Grainger, Inc.(a)	866	103,149
Watsco, Inc.(a)	611	34,020

Total Distribution/Wholesale		440,170

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	11

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2010

Investments	Shares	Value

Diversified Financial Services – 1.3%
American Express Co.	12,648	$531,595
Ameriprise Financial, Inc.	2,884	136,500
BGC Partners, Inc. Class A(a)	4,750	28,357
BlackRock, Inc.	428	72,867
Charles Schwab Corp. (The)	9,498	132,022
CME Group, Inc.	565	147,154
Discover Financial Services	2,016	33,627
Eaton Vance Corp.	1,602	46,522
Federated Investors, Inc. Class B(a)	2,216	50,436
Franklin Resources, Inc.	1,120	119,728
GFI Group, Inc.	3,944	18,300
Greenhill & Co., Inc.(a)	350	27,762
NYSE Euronext	7,382	210,904
Raymond James Financial, Inc.	1,299	32,904
Student Loan Corp. (The)	521	15,474
T. Rowe Price Group, Inc.(a)	2,923	146,340
Waddell & Reed Financial, Inc. Class A	1,441	39,426

Total Diversified Financial Services		1,789,918
Electric – 7.2%
Allegheny Energy, Inc.	2,910	71,353
ALLETE, Inc.	1,387	50,528
Alliant Energy Corp.	3,125	113,594
Ameren Corp.(a)	7,685	218,254
American Electric Power Co., Inc.(a)	13,179	477,475
Avista Corp.(a)	1,445	30,172
Black Hills Corp.	1,681	52,447
Central Vermont Public Service Corp.	1,701	34,309
CH Energy Group, Inc.	803	35,460
Cleco Corp.	1,720	50,946
CMS Energy Corp.	5,026	90,569
Consolidated Edison, Inc.(a)	8,424	406,205
Constellation Energy Group, Inc.	3,515	113,324
Dominion Resources, Inc.	15,777	688,824
DPL, Inc.(a)	2,783	72,720
DTE Energy Co.	4,624	212,380
Duke Energy Corp.	42,251	748,265
Edison International	6,750	232,133
Empire District Electric Co. (The)	2,070	41,711
Entergy Corp.	4,050	309,947
Exelon Corp.	16,451	700,484
FirstEnergy Corp.(a)	8,495	327,397
Great Plains Energy, Inc.	3,697	69,873
Hawaiian Electric Industries, Inc.	3,502	78,935
IDACORP, Inc.	1,417	50,899
Integrys Energy Group, Inc.(a)	2,906	151,286
ITC Holdings Corp.	743	46,252
MDU Resources Group, Inc.	3,252	64,877
MGE Energy, Inc.	755	29,890
NextEra Energy, Inc.	8,523	463,566
Northeast Utilities	3,850	113,844
NorthWestern Corp.	1,347	38,390
NSTAR(a)	2,711	106,678
NV Energy, Inc.	5,470	71,930

OGE Energy Corp.	2,236	$89,149
Otter Tail Corp.	1,533	31,258
Pepco Holdings, Inc.	8,204	152,594
PG&E Corp.	8,161	370,673
Pinnacle West Capital Corp.(a)	3,183	131,362
PNM Resources, Inc.	2,597	29,580
Portland General Electric Co.(a)	2,547	51,653
PPL Corp.	9,472	257,923
Progress Energy, Inc.(a)	9,775	434,205
Public Service Enterprise Group, Inc.	11,919	394,281
SCANA Corp.(a)	3,321	133,903
Southern Co.	24,546	914,093
TECO Energy, Inc.	6,430	111,368
UIL Holdings Corp.	1,533	43,169
Unisource Energy Corp.	1,127	37,676
Unitil Corp.	1,467	32,201
Westar Energy, Inc.(a)	3,619	87,688
Wisconsin Energy Corp.	1,908	110,282
Xcel Energy, Inc.(a)	12,149	279,063

Total Electric		10,057,038
Electrical Components & Equipment – 0.7%
AMETEK, Inc.	446	21,305
Emerson Electric Co.	14,625	770,153
Hubbell, Inc. Class B	1,183	60,037
Molex, Inc.(a)	1,422	29,763
Molex, Inc. Class A	2,410	42,127

Total Electrical Components & Equipment		923,385
Electronics – 0.1%
AVX Corp.	2,151	29,727
Brady Corp. Class A	795	23,190
Gentex Corp.	2,453	47,858
Jabil Circuit, Inc.	2,975	42,870
National Instruments Corp.	895	29,230
PerkinElmer, Inc.	1,120	25,917

Total Electronics		198,792
Engineering & Construction – 0.1%
Fluor Corp.	1,345	66,618
Granite Construction, Inc.(a)	408	9,278
KBR, Inc.	1,639	40,385

Total Engineering & Construction		116,281
Entertainment – 0.1%
Cinemark Holdings, Inc.(a)	3,719	59,876
International Game Technology	2,445	35,330
National CineMedia, Inc.	1,549	27,727
Regal Entertainment Group Class A	3,983	52,257

Total Entertainment		175,190
Environmental Control – 0.4%
Mine Safety Appliances Co.	787	21,328
Nalco Holding Co.(a)	534	13,462
Republic Services, Inc.	6,163	187,910
Waste Management, Inc.(a)	10,669	381,310

Total Environmental Control		604,010

See Notes to Financial Statements.

12	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2010

Investments	Shares	Value

Food – 3.0%
B&G Foods, Inc.	3,417	$37,314
Campbell Soup Co.(a)	6,646	237,594
ConAgra Foods, Inc.	9,258	203,121
Corn Products International, Inc.(a)	1,158	43,425
Del Monte Foods Co.	2,429	31,844
Flowers Foods, Inc.(a)	1,809	44,936
General Mills, Inc.	10,708	391,270
H.J. Heinz Co.	7,275	344,617
Hershey Co. (The)(a)	3,256	154,953
Hormel Foods Corp.	1,865	83,179
J.M. Smucker Co. (The)	1,673	101,267
Kellogg Co.	6,390	322,759
Kraft Foods, Inc. Class A	37,942	1,170,890
Kroger Co. (The)	7,410	160,501
Lancaster Colony Corp.(a)	560	26,600
Lance, Inc.	588	12,524
McCormick & Co., Inc.(a)	2,100	88,284
Ruddick Corp.	562	19,490
Safeway, Inc.(a)	4,761	100,743
Sara Lee Corp.	15,377	206,513
SUPERVALU, Inc.(a)	3,696	42,615
Sysco Corp.	12,726	362,945
Tyson Foods, Inc. Class A	2,826	45,273
Weis Markets, Inc.	610	23,869

Total Food		4,256,526
Forest Products & Paper – 0.3%
International Paper Co.	1,164	25,317
MeadWestvaco Corp.	3,410	83,136
PH Glatfelter Co.	774	9,412
Plum Creek Timber Co., Inc.(a)	4,117	145,330
Potlatch Corp.(a)	1,347	45,798
Rayonier, Inc.	2,172	108,860
Weyerhaeuser Co.	1,305	20,567

Total Forest Products & Paper		438,420
Gas – 0.9%
AGL Resources, Inc.	1,999	76,682
Atmos Energy Corp.	2,352	68,796
CenterPoint Energy, Inc.	11,575	181,959
Chesapeake Utilities Corp.	808	29,266
Energen Corp.	575	26,289
Laclede Group, Inc. (The)(a)	900	30,978
National Fuel Gas Co.	1,221	63,260
New Jersey Resources Corp.(a)	776	30,435
Nicor, Inc.(a)	1,145	52,464
NiSource, Inc.	8,996	156,530
Northwest Natural Gas Co.(a)	504	23,915
Piedmont Natural Gas Co., Inc.(a)	1,493	43,297
Questar Corp.	1,481	25,962
Sempra Energy	4,027	216,652
South Jersey Industries, Inc.(a)	536	26,516
Southern Union Co.	2,062	49,612
Southwest Gas Corp.	859	28,854

Investments	Shares	Value

UGI Corp.	1,601	$45,804
Vectren Corp.	2,547	65,891
WGL Holdings, Inc.	1,107	41,822

Total Gas		1,284,984
Hand/Machine Tools – 0.2%
Baldor Electric Co.	967	39,067
Kennametal, Inc.(a)	900	27,837
Lincoln Electric Holdings, Inc.(a)	715	41,341
Regal-Beloit Corp.	391	22,948
Snap-On, Inc.	1,192	55,440
Stanley Black & Decker, Inc.	1,862	114,103

Total Hand/Machine Tools		300,736
Healthcare-Products – 3.2%
Baxter International, Inc.	7,384	352,291
Beckman Coulter, Inc.(a)	372	18,150
Becton Dickinson and Co.(a)	2,711	200,885
C.R. Bard, Inc.	434	35,341
DENTSPLY International, Inc.	536	17,136
Hill-Rom Holdings, Inc.(a)	825	29,609
Johnson & Johnson	50,686	3,140,504
Medtronic, Inc.	12,619	423,746
Meridian Bioscience, Inc.(a)	1,213	26,540
STERIS Corp.(a)	521	17,308
Stryker Corp.	1,924	96,296
Techne Corp.(a)	374	23,087
Teleflex, Inc.	579	32,876
West Pharmaceutical Services, Inc.(a)	326	11,185

Total Healthcare-Products		4,424,954
Healthcare-Services – 0.1%
Aetna, Inc.	740	23,392
Quest Diagnostics, Inc.(a)	1,009	50,924
UnitedHealth Group, Inc.	839	29,457

Total Healthcare-Services		103,773
Holding Companies-Diversified – 0.0%
Compass Diversified Holdings	3,141	50,759
Home Builders – 0.1%
D.R. Horton, Inc.(a)	2,847	31,659
KB Home	823	9,324
Lennar Corp. Class A	1,098	16,887
MDC Holdings, Inc.	1,162	33,733
Ryland Group, Inc.	589	10,555

Total Home Builders		102,158
Home Furnishings – 0.1%
Whirlpool Corp.	997	80,717
Household Products/Wares – 0.8%
American Greetings Corp. Class A(a)	3	56
Avery Dennison Corp.	1,559	57,870
Church & Dwight Co., Inc.(a)	549	35,652
Clorox Co.	2,584	172,508
Fortune Brands, Inc.	1,803	88,762
Jarden Corp.(a)	834	25,962

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2010

Investments	Shares	Value

Kimberly-Clark Corp.	9,404	$611,730
Scotts Miracle-Gro Co. (The) Class A(a)	609	31,503
Tupperware Brands Corp.(a)	943	43,152

Total Household Products/Wares		1,067,195
Housewares – 0.1%
Newell Rubbermaid, Inc.(a)	2,736	48,728
Toro Co. (The)	378	21,255

Total Housewares		69,983
Insurance – 2.9%
Allstate Corp. (The)	9,075	286,316
American Family Life Assurance Co., Inc.	6,854	354,420
American Financial Group, Inc.	1,789	54,708
American National Insurance Co.	529	40,188
AON Corp.(a)	2,646	103,485
Arthur J. Gallagher & Co.	3,447	90,897
Assurant, Inc.	1,594	64,876
Baldwin & Lyons, Inc. Class B	954	24,279
Brown & Brown, Inc.	1,683	33,980
Chubb Corp.	5,693	324,444
Cincinnati Financial Corp.(a)	5,458	157,463
Donegal Group, Inc. Class A	1,481	19,357
Erie Indemnity Co. Class A	1,347	75,513
Fidelity National Financial, Inc. Class A	6,187	97,198
Hanover Insurance Group, Inc. (The)(a)	571	26,837
Harleysville Group, Inc.	893	29,281
Hartford Financial Services Group, Inc.(a)	2,199	50,467
HCC Insurance Holdings, Inc.	1,588	41,431
Horace Mann Educators Corp.	3	53
Loews Corp.	1,825	69,167
Marsh & McLennan Cos., Inc.	11,588	279,503
Mercury General Corp.	1,837	75,078
MetLife, Inc.	10,060	386,807
Old Republic International Corp.(a)	9,650	133,653
Principal Financial Group, Inc.	4,232	109,693
Protective Life Corp.	1,511	32,879
Prudential Financial, Inc.	3,953	214,174
Reinsurance Group of America, Inc.	323	15,598
RLI Corp.(a)	354	20,043
Safety Insurance Group, Inc.(a)	801	33,658
Selective Insurance Group, Inc.	1,557	25,364
StanCorp Financial Group, Inc.(a)	788	29,944
State Auto Financial Corp.	1,337	20,336
Torchmark Corp.(a)	829	44,053
Transatlantic Holdings, Inc.	641	32,576
Travelers Cos., Inc. (The)	8,658	451,082
Unitrin, Inc.	1,556	37,951
Unum Group(a)	3,720	82,398
W.R. Berkley Corp.	1,110	30,048

Total Insurance		3,999,198
Internet – 0.0%
Earthlink, Inc.	4,853	44,114
NutriSystem, Inc.	3	58

Investments	Shares	Value

United Online, Inc.	3,127	$17,886

Total Internet		62,058
Investment Companies – 0.4%
Apollo Investment Corp.(a)	12,114	123,926
Ares Capital Corp.	8,195	128,252
BlackRock Kelso Capital Corp.(a)	5,980	68,770
Fifth Street Finance Corp.(a)	2,473	27,549
Gladstone Capital Corp.(a)	2,788	31,421
Hercules Technology Growth Capital, Inc.	3,706	37,468
Main Street Capital Corp.(a)	1,787	28,396
PennantPark Investment Corp.(a)	2,935	31,140
Prospect Capital Corp.(a)	4,799	46,598
TICC Capital Corp.	4,915	50,870

Total Investment Companies		574,390
Iron/Steel – 0.3%
AK Steel Holding Corp.	545	7,526
Allegheny Technologies, Inc.	1,210	56,205
Carpenter Technology Corp.(a)	760	25,620
Cliffs Natural Resources, Inc.	520	33,238
Nucor Corp.(a)	6,432	245,702
Reliance Steel & Aluminum Co.	606	25,167
Steel Dynamics, Inc.	2,046	28,869
United States Steel Corp.(a)	545	23,893

Total Iron/Steel		446,220
Leisure Time – 0.1%
Callaway Golf Co.	1,742	12,194
Harley-Davidson, Inc.(a)	2,261	64,303
Polaris Industries, Inc.	861	56,051

Total Leisure Time		132,548
Lodging – 0.2%
Choice Hotels International, Inc.(a)	1,216	44,335
Marriott International, Inc. Class A(a)	2,912	104,337
Starwood Hotels & Resorts Worldwide, Inc.	729	38,309
Wyndham Worldwide Corp.	1,099	30,190

Total Lodging		217,171
Machinery-Construction & Mining – 0.7%
Caterpillar, Inc.(a)	10,945	861,152
Joy Global, Inc.(a)	952	66,945

Total Machinery-Construction & Mining		928,097
Machinery-Diversified – 0.7%
Applied Industrial Technologies, Inc.	833	25,490
Briggs & Stratton Corp.	2	38
Cognex Corp.(a)	1,194	32,023
Cummins, Inc.(a)	2,000	181,160
Deere & Co.	5,253	366,555
Flowserve Corp.	396	43,330
Graco, Inc.	1,047	33,221
IDEX Corp.	902	32,030
Nordson Corp.	457	33,676
Rockwell Automation, Inc.(a)	2,344	144,695
Roper Industries, Inc.	391	25,486

Total Machinery-Diversified		917,704

See Notes to Financial Statements.

14	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2010

Investments	Shares	Value

Media – 1.5%
Cablevision Systems Corp. Class A	2,430	$63,642
CBS Corp. Class A	2,375	37,762
CBS Corp. Class B	3,608	57,223
Comcast Corp. Class A	18,958	342,761
Comcast Corp. Special Class A	7,848	133,494
Courier Corp.	2,229	31,696
Factset Research Systems, Inc.	452	36,671
Gannett Co., Inc.(a)	2,019	24,692
John Wiley & Sons, Inc. Class A	444	18,142
McGraw-Hill Cos., Inc. (The)	4,961	164,011
News Corp. Class A	9,957	130,038
News Corp. Class B	3,921	59,050
Scripps Networks Interactive, Inc. Class A	592	28,167
Time Warner, Inc.	17,647	540,881
Walt Disney Co. (The)	11,985	396,823
Washington Post Co. (The) Class B(a)	111	44,335
World Wrestling Entertainment, Inc. Class A(a)	2,026	28,182

Total Media		2,137,570
Metal Fabricate/Hardware – 0.1%
Commercial Metals Co.	2,055	29,777
Kaydon Corp.	440	15,224
Timken Co.	1,298	49,791
Worthington Industries, Inc.	2,037	30,616

Total Metal Fabricate/Hardware		125,408
Mining – 0.7%
Alcoa, Inc.	5,500	66,605
AMCOL International Corp.	522	13,671
Compass Minerals International, Inc.	403	30,878
Freeport-McMoRan Copper & Gold, Inc.	2,083	177,867
Kaiser Aluminum Corp.(a)	448	19,170
Newmont Mining Corp.	2,391	150,179
Southern Copper Corp.	11,391	400,052
Vulcan Materials Co.(a)	1,674	61,804

Total Mining		920,226
Miscellaneous Manufacturing – 4.1%
3M Co.(a)	10,584	917,739
Acuity Brands, Inc.(a)	372	16,457
Aptargroup, Inc.	575	26,260
Barnes Group, Inc.	1,293	22,744
Brink’s Co. (The)	483	11,109
Carlisle Cos., Inc.	979	29,321
CLARCOR, Inc.	758	29,282
Crane Co.	1,113	42,227
Danaher Corp.	786	31,919
Donaldson Co., Inc.	564	26,581
Dover Corp.	2,981	155,638
Eaton Corp.	2,987	246,398
General Electric Co.	164,006	2,665,098
Harsco Corp.	1,232	30,283
Honeywell International, Inc.	13,828	607,602
Illinois Tool Works, Inc.	7,778	365,722

Investments	Shares	Value

ITT Corp.(a)	1,845	$86,401
Koppers Holdings, Inc.	460	12,360
Leggett & Platt, Inc.(a)	4,958	112,844
NL Industries, Inc.(a)	3,736	33,923
Pall Corp.	1,110	46,220
Parker Hannifin Corp.	1,755	122,955
Pentair, Inc.	1,325	44,560
SPX Corp.(a)	666	42,145
Textron, Inc.(a)	1,045	21,485
Trinity Industries, Inc.	881	19,620

Total Miscellaneous Manufacturing		5,766,893
Office Furnishings – 0.0%
HNI Corp.	828	23,813
Knoll, Inc.(a)	2	31

Total Office Furnishings		23,844
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.(a)	7,590	162,274
Xerox Corp.	11,003	113,881

Total Office/Business Equipment		276,155
Oil & Gas – 8.9%
Anadarko Petroleum Corp.	1,772	101,093
Apache Corp.	1,207	117,996
Chesapeake Energy Corp.	4,955	112,231
Chevron Corp.	42,724	3,462,780
Cimarex Energy Co.	442	29,252
ConocoPhillips	35,493	2,038,363
Devon Energy Corp.	2,615	169,295
Diamond Offshore Drilling, Inc.(a)	547	37,070
EOG Resources, Inc.	928	86,276
EQT Corp.	1,584	57,119
Exxon Mobil Corp.	73,054	4,514,007
Helmerich & Payne, Inc.	1	40
Hess Corp.	1,507	89,094
Holly Corp.(a)	826	23,747
Marathon Oil Corp.	13,296	440,098
Murphy Oil Corp.	2,237	138,515
Noble Energy, Inc.	1,025	76,967
Occidental Petroleum Corp.	8,250	645,975
Patterson-UTI Energy, Inc.	1,888	32,247
Pioneer Natural Resources Co.	2	130
Range Resources Corp.(a)	415	15,824
Sunoco, Inc.	1,890	68,985
Valero Energy Corp.	12,605	220,714

Total Oil & Gas		12,477,818
Oil & Gas Services – 0.4%
Baker Hughes, Inc.	3,326	141,688
Halliburton Co.	6,937	229,406
National Oilwell Varco, Inc.	2,510	111,620
RPC, Inc.	1,479	31,296

Total Oil & Gas Services		514,010
Packaging & Containers – 0.3%
Ball Corp.	669	39,371

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2010

Investments	Shares	Value

Bemis Co., Inc.	1,982	$62,928
Greif, Inc. Class A	3	177
Greif, Inc. Class B(a)	943	54,128
Packaging Corp. of America	1,746	40,455
Rock-Tenn Co. Class A	216	10,759
Sealed Air Corp.	2,327	52,311
Silgan Holdings, Inc.	1,058	33,539
Sonoco Products Co.(a)	2,352	78,651
Temple-Inland, Inc.	1,584	29,557

Total Packaging & Containers		401,876
Pharmaceuticals – 7.5%
Abbott Laboratories	27,835	1,454,100
Allergan, Inc.	738	49,099
AmerisourceBergen Corp.	2,366	72,542
Bristol-Myers Squibb Co.	57,439	1,557,171
Cardinal Health, Inc.	4,874	161,037
Eli Lilly & Co.	37,988	1,387,702
McKesson Corp.	1,297	80,129
Mead Johnson Nutrition Co.(a)	938	53,382
Merck & Co., Inc.	74,761	2,751,952
Perrigo Co.	419	26,908
Pfizer, Inc.	169,420	2,908,941

Total Pharmaceuticals		10,502,963
Pipelines – 0.5%
El Paso Corp.	2,286	28,301
Oneok, Inc.	2,601	117,149
Spectra Energy Corp.	19,231	433,659
Williams Cos., Inc. (The)	7,347	140,401

Total Pipelines		719,510
REITS – 4.9%
Acadia Realty Trust(a)	1,283	24,377
Agree Realty Corp.	921	23,255
Alexandria Real Estate Equities, Inc.	604	42,280
AMB Property Corp.(a)	3,798	100,533
American Campus Communities, Inc.	1,664	50,652
Apartment Investment & Management Co. Class A	2,077	44,406
AvalonBay Communities, Inc.(a)	2,099	218,149
BioMed Realty Trust, Inc.(a)	1,968	35,267
Boston Properties, Inc.(a)	2,396	199,156
Brandywine Realty Trust	3,396	41,601
BRE Properties, Inc.	1,292	53,618
Camden Property Trust(a)	1,653	79,294
CBL & Associates Properties, Inc.(a)	2,250	29,385
Cogdell Spencer, Inc.	3,817	24,123
Colonial Properties Trust	2,871	46,481
CommonWealth REIT	2,553	65,357
Corporate Office Properties Trust SBI MD(a)	1,479	55,181
Cousins Properties, Inc.	1,701	12,145
DCT Industrial Trust, Inc.	8,149	39,034
Digital Realty Trust, Inc.(a)	1,618	99,831
Douglas Emmett, Inc.(a)	1,956	34,250
Duke Realty Corp.	7,778	90,147

Investments	Shares	Value

EastGroup Properties, Inc.(a)	1,037	$38,763
Education Realty Trust, Inc.	3,701	26,462
Entertainment Properties Trust	1,984	85,669
Equity Lifestyle Properties, Inc.	467	25,442
Equity One, Inc.(a)	2,971	50,150
Equity Residential(a)	6,733	320,289
Essex Property Trust, Inc.	732	80,110
Extra Space Storage, Inc.(a)	2,926	46,933
Federal Realty Investment Trust	1,328	108,444
First Potomac Realty Trust	1,673	25,095
Franklin Street Properties Corp.(a)	2,920	36,266
Getty Realty Corp.(a)	1,228	32,947
Gladstone Commercial Corp.	1,830	31,403
Glimcher Realty Trust	8,358	51,402
Government Properties Income Trust(a)	1,083	28,916
HCP, Inc.(a)	10,199	366,960
Health Care REIT, Inc.	4,091	193,668
Healthcare Realty Trust, Inc.	2,405	56,253
Hersha Hospitality Trust	5,710	29,578
Highwoods Properties, Inc.(a)	2,170	70,460
Home Properties, Inc.(a)	1,222	64,644
Inland Real Estate Corp.	4,009	33,315
Investors Real Estate Trust(a)	3,406	28,542
Kilroy Realty Corp.	983	32,577
Kimco Realty Corp.(a)	11,901	187,441
Kite Realty Group Trust	2,727	12,108
Lexington Realty Trust(a)	6,644	47,571
Liberty Property Trust(a)	3,941	125,718
LTC Properties, Inc.	849	21,666
Macerich Co. (The)(a)	4,541	195,036
Mack-Cali Realty Corp.(a)	2,337	76,443
Medical Properties Trust, Inc.(a)	4,331	43,916
Mid-America Apartment Communities, Inc.(a)	825	48,081
Mission West Properties, Inc.	3,228	21,886
Monmouth Real Estate Investment Corp. Class A	3,108	24,305
National Health Investors, Inc.	1,031	45,426
National Retail Properties, Inc.(a)	3,192	80,151
Nationwide Health Properties, Inc.(a)	3,199	123,705
Omega Healthcare Investors, Inc.(a)	3,092	69,415
Parkway Properties, Inc.	915	13,542
Pennsylvania Real Estate Investment Trust	2,841	33,694
Post Properties, Inc.	1,401	39,116
ProLogis(a)	12,691	149,500
PS Business Parks, Inc.	614	34,734
Public Storage(a)	2,667	258,806
Realty Income Corp.(a)	3,611	121,763
Regency Centers Corp.	2,495	98,478
Saul Centers, Inc.	772	32,385
Senior Housing Properties Trust	5,136	120,696
Simon Property Group, Inc.	5,293	490,873
SL Green Realty Corp.	457	28,942
Sovran Self Storage, Inc.(a)	1,093	41,425
Sun Communities, Inc.	1,345	41,292
Tanger Factory Outlet Centers	890	41,955

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2010

Investments	Shares	Value

Taubman Centers, Inc.(a)	1,386	$61,829
UDR, Inc.	4,116	86,930
Universal Health Realty Income Trust(a)	1,044	35,924
U-Store-It Trust	1	8
Ventas, Inc.(a)	4,501	232,117
Vornado Realty Trust(a)	3,920	335,278
Washington Real Estate Investment Trust	2,120	67,268
Weingarten Realty Investors(a)	3,913	85,382
Winthrop Realty Trust	1,589	19,640

Total REITS		6,867,255
Retail – 6.4%
Abercrombie & Fitch Co. Class A	1,233	48,481
Advance Auto Parts, Inc.	393	23,061
American Eagle Outfitters, Inc.	2,872	42,965
Barnes & Noble, Inc.(a)	1,713	27,768
Best Buy Co., Inc.	3,617	147,682
Bob Evans Farms, Inc.(a)	582	16,337
Brinker International, Inc.	2,037	38,418
Buckle, Inc. (The)(a)	953	25,293
Burger King Holdings, Inc.	1,533	36,608
Cato Corp. (The) Class A	854	22,853
Costco Wholesale Corp.	3,170	204,433
Cracker Barrel Old Country Store, Inc.	539	27,360
CVS Caremark Corp.	8,556	269,257
Darden Restaurants, Inc.	2,587	110,672
Family Dollar Stores, Inc.	1,649	72,820
Foot Locker, Inc.	5,394	78,375
Gap, Inc. (The)	6,820	127,125
Guess ?, Inc.(a)	840	34,129
Home Depot, Inc.	31,894	1,010,402
J.C. Penney Co., Inc.(a)	4,376	118,940
Lowe’s Cos., Inc.	13,720	305,819
Ltd. Brands, Inc.	6,383	170,937
Macy’s, Inc.	3,280	75,735
McDonald’s Corp.	22,736	1,694,059
MSC Industrial Direct Co. Class A	599	32,370
Nordstrom, Inc.	2,501	93,037
Nu Skin Enterprises, Inc. Class A	966	27,821
PetSmart, Inc.	1,304	45,640
RadioShack Corp.	1,382	29,478
Ross Stores, Inc.	850	46,427
Staples, Inc.	6,035	126,252
Target Corp.	6,504	347,574
Tiffany & Co.(a)	1,183	55,589
TJX Cos., Inc.	3,428	152,992
Walgreen Co.	8,633	289,205
Wal-Mart Stores, Inc.	47,902	2,563,715
Wendy’s/Arby’s Group, Inc. Class A	6,105	27,656
Williams-Sonoma, Inc.(a)	1,742	55,221
Yum! Brands, Inc.	6,659	306,713

Total Retail		8,929,219
Savings & Loans – 0.6%
Astoria Financial Corp.	2,925	39,868

Investments	Shares	Value

Brookline Bancorp, Inc.	2,585	$25,798
Capitol Federal Financial(a)	2,696	66,591
Dime Community Bancshares, Inc.	2,119	29,348
First Niagara Financial Group, Inc.	5,002	58,273
Hudson City Bancorp, Inc.	14,422	176,814
New York Community Bancorp, Inc.(a)	14,679	238,534
NewAlliance Bancshares, Inc.	1,380	17,416
Northwest Bancshares, Inc.	2,516	28,154
OceanFirst Financial Corp.	2,214	27,166
Oritani Financial Corp.	2,483	24,780
People’s United Financial, Inc.	7,247	94,863
Provident Financial Services, Inc.	2,387	29,503
Roma Financial Corp.	2,096	22,071
Washington Federal, Inc.(a)	1,145	17,473

Total Savings & Loans		896,652
Semiconductors – 2.5%
Altera Corp.(a)	1,468	44,275
Analog Devices, Inc.	4,717	148,020
Applied Materials, Inc.	14,625	170,820
Intel Corp.	108,180	2,080,301
Intersil Corp. Class A	2,896	33,854
KLA-Tencor Corp.(a)	1,677	59,081
Linear Technology Corp.(a)	3,882	119,294
Maxim Integrated Products, Inc.(a)	7,426	137,455
Microchip Technology, Inc.(a)	5,296	166,559
National Semiconductor Corp.	3,330	42,524
Texas Instruments, Inc.	14,406	390,979
Xilinx, Inc.	4,074	108,409

Total Semiconductors		3,501,571
Software – 2.3%
American Software, Inc. Class A	4,872	28,745
Broadridge Financial Solutions, Inc.	2,416	55,254
CA, Inc.	2,674	56,475
Dun & Bradstreet Corp.	439	32,547
Fidelity National Information Services, Inc.	2,197	59,605
Microsoft Corp.	92,923	2,275,684
Oracle Corp.	26,649	715,526
Quality Systems, Inc.	1	66

Total Software		3,223,902
Telecommunications – 8.8%
ADTRAN, Inc.	1,109	39,148
Alaska Communications Systems Group, Inc.(a)	3,873	39,311
AT&T, Inc.	212,581	6,079,817
CenturyLink, Inc.(a)	14,247	562,187
Consolidated Communications Holdings, Inc.(a)	2,654	49,550
Corning, Inc.	10,381	189,765
Frontier Communications Corp.	48,087	392,871
Harris Corp.	1,672	74,053
NTELOS Holdings Corp.	2,058	34,821
QUALCOMM, Inc.	15,355	692,817
Qwest Communications International, Inc.(a)	79,350	497,524
Telephone & Data Systems, Inc. Special Shares*	895	25,373

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

September 30, 2010

Investments	Shares	Value

Verizon Communications, Inc.	99,307	$3,236,415
Virgin Media, Inc.(a)	2,130	49,033
Windstream Corp.(a)	24,853	305,443

Total Telecommunications		12,268,128
Textiles – 0.0%
Cintas Corp.	1,391	38,322
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	2,183	97,165
Mattel, Inc.	8,462	198,519

Total Toys/Games/Hobbies		295,684
Transportation – 1.7%
Alexander & Baldwin, Inc.	1,015	35,363
C.H. Robinson Worldwide, Inc.	1,758	122,919
Con-way, Inc.	477	14,782
CSX Corp.	4,228	233,893
Expeditors International of Washington, Inc.(a)	1,530	70,732
FedEx Corp.(a)	955	81,653
Horizon Lines, Inc. Class A(a)	3,410	14,322
International Shipholding Corp.	735	20,757
JB Hunt Transport Services, Inc.	1,052	36,504
Norfolk Southern Corp.	5,658	336,708
Overseas Shipholding Group, Inc.(a)	769	26,392
Ryder System, Inc.(a)	1,029	44,010
Tidewater, Inc.(a)	673	30,157
Union Pacific Corp.	5,133	419,879
United Parcel Service, Inc. Class B	12,940	862,969

Total Transportation		2,351,040
Trucking & Leasing – 0.0%
GATX Corp.	920	26,974
Water – 0.2%
American States Water Co.	694	24,831
American Water Works Co., Inc.	3,715	86,448
Aqua America, Inc.(a)	2,150	43,860
California Water Service Group	742	27,417
Connecticut Water Service, Inc.	1,382	33,099
Middlesex Water Co.(a)	1,840	30,986
SJW Corp.	1,302	32,068

Total Water		278,709
TOTAL COMMON STOCKS (Cost: $132,042,630)		138,577,013
EXCHANGE-TRADED FUND – 0.6%
WisdomTree Total Earnings Fund(b) (Cost: $825,974)	21,257	868,774
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $149,740)	149,740	149,740

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.8%
MONEY MARKET FUND – 13.8%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $19,305,000)(e)	19,305,000	$19,305,000
TOTAL INVESTMENTS IN SECURITIES – 113.6% (Cost: $152,323,344)(f)		158,900,527
Liabilities in Excess of Other Assets – (13.6)%		(19,025,151)

NET ASSETS – 100.0%		$139,875,376

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $18,757,186 and the total market value of the collateral held by the Fund was $19,305,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 98.9%
Agriculture – 10.0%
Altria Group, Inc.	301,357	$7,238,595
Lorillard, Inc.	17,560	1,410,244
Philip Morris International, Inc.	190,796	10,688,392
Reynolds American, Inc.	41,426	2,460,290
Universal Corp.	1,997	80,060
Vector Group Ltd.(a)	16,905	316,123

Total Agriculture		22,193,704
Apparel – 0.3%
VF Corp.(a)	7,623	617,615
Auto Parts & Equipment – 0.0%
Superior Industries International, Inc.	2,159	37,308
Banks – 1.3%
1st Source Corp.	2,130	36,977
Arrow Financial Corp.	887	22,246
BancorpSouth, Inc.(a)	6,431	91,192
Bank Mutual Corp.	3,787	19,655
Bank of Hawaii Corp.(a)	3,831	172,088
Capital City Bank Group, Inc.(a)	2,028	24,620
Chemical Financial Corp.(a)	2,518	51,972
City Holding Co.(a)	1,320	40,484
Community Bank System, Inc.(a)	3,137	72,182
Community Trust Bancorp, Inc.	1,581	42,829
Cullen/Frost Bankers, Inc.	4,296	231,425
CVB Financial Corp.(a)	9,087	68,243
FNB Corp.(a)	16,814	143,928
Glacier Bancorp, Inc.	5,390	78,694
Hudson Valley Holding Corp.	1,069	20,867
Independent Bank Corp.	1,523	34,298
Lakeland Financial Corp.	1,171	21,851
M&T Bank Corp.	10,694	874,876
NBT Bancorp, Inc.	2,774	61,222
Park National Corp.(a)	1,939	124,174
Renasant Corp.(a)	2,152	32,732
S&T Bancorp, Inc.(a)	2,046	35,641
Sterling Bancshares, Inc.(a)	7,351	39,475
Tompkins Financial Corp.	727	28,833
TrustCo Bank Corp.(a)	6,187	34,400
Trustmark Corp.	5,201	113,070
United Bankshares, Inc.(a)	5,461	135,924
Univest Corp. of Pennsylvania(a)	1,577	27,534
Valley National Bancorp(a)	17,679	228,059
Washington Trust Bancorp, Inc.(a)	1,918	36,672
WesBanco, Inc.	2,476	40,458

Total Banks		2,986,621
Chemicals – 2.8%
E.I. Du Pont de Nemours & Co.	97,700	4,359,374
Huntsman Corp.	18,259	211,074
Olin Corp.	7,348	148,136
PPG Industries, Inc.	13,191	960,305
Quaker Chemical Corp.	974	31,713

Investments	Shares	Value

RPM International, Inc.	11,324	$225,574
Schulman A., Inc.	1,560	31,434
Valhi, Inc.	8,462	171,779

Total Chemicals		6,139,389
Commercial Services – 0.8%
Advance America, Cash Advance Centers, Inc.	5,244	21,133
CDI Corp.	1,522	19,664
Deluxe Corp.	7,373	141,046
Electro Rent Corp.	2,036	27,038
Healthcare Services Group, Inc.	3,355	76,461
Hillenbrand, Inc.	5,102	109,744
Landauer, Inc.	626	39,206
McGrath Rentcorp	1,893	45,337
Paychex, Inc.	30,073	826,707
R.R. Donnelley & Sons Co.	21,595	366,251

Total Commercial Services		1,672,587
Computers – 0.1%
Diebold, Inc.	5,131	159,523
Distribution/Wholesale – 0.3%
Genuine Parts Co.	14,258	635,764
Watsco, Inc.(a)	2,250	125,280

Total Distribution/Wholesale		761,044
Diversified Financial Services – 0.5%
BGC Partners, Inc. Class A	8,721	52,064
Federated Investors, Inc. Class B(a)	8,186	186,313
GFI Group, Inc.	10,273	47,667
NYSE Euronext	25,937	741,020
Westwood Holdings Group, Inc.	502	16,983

Total Diversified Financial Services		1,044,047
Electric – 15.2%
ALLETE, Inc.	3,818	139,090
Alliant Energy Corp.	11,242	408,647
Ameren Corp.(a)	27,489	780,688
American Electric Power Co., Inc.(a)	47,396	1,717,157
Avista Corp.	4,296	89,700
Black Hills Corp.	4,321	134,815
Central Vermont Public Service Corp.	713	14,381
CH Energy Group, Inc.	1,692	74,719
Cleco Corp.	4,146	122,805
CMS Energy Corp.	15,287	275,472
Consolidated Edison, Inc.(a)	30,192	1,455,858
Dominion Resources, Inc.	56,064	2,447,754
DPL, Inc.	10,035	262,215
DTE Energy Co.	16,940	778,054
Duke Energy Corp.	151,183	2,677,451
Edison International	23,815	818,998
Empire District Electric Co. (The)	5,102	102,805
Entergy Corp.	14,268	1,091,930
Exelon Corp.	58,830	2,504,981
FirstEnergy Corp.(a)	30,400	1,171,616
Great Plains Energy, Inc.	12,753	241,032
Hawaiian Electric Industries, Inc.	11,230	253,124

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2010

Investments	Shares	Value

IDACORP, Inc.	3,708	$133,191
Integrys Energy Group, Inc.(a)	10,209	531,481
MGE Energy, Inc.	1,937	76,686
NextEra Energy, Inc.	30,381	1,652,423
Northeast Utilities(a)	13,143	388,639
NorthWestern Corp.	3,795	108,157
NSTAR(a)	9,999	393,461
NV Energy, Inc.	17,068	224,444
OGE Energy Corp.	7,899	314,933
Otter Tail Corp.	3,787	77,217
Pepco Holdings, Inc.	30,624	569,606
PG&E Corp.	29,361	1,333,577
Pinnacle West Capital Corp.(a)	11,835	488,430
PNM Resources, Inc.(a)	7,306	83,215
Portland General Electric Co.	7,620	154,534
PPL Corp.	33,261	905,697
Progress Energy, Inc.	35,759	1,588,415
Public Service Enterprise Group, Inc.	42,799	1,415,791
SCANA Corp.(a)	12,792	515,773
Southern Co.	87,246	3,249,041
TECO Energy, Inc.	22,144	383,534
UIL Holdings Corp.	3,906	109,993
Unisource Energy Corp.	2,648	88,523
Unitil Corp.	1,340	29,413
Westar Energy, Inc.(a)	12,514	303,214
Xcel Energy, Inc.(a)	43,463	998,345

Total Electric		33,681,025
Electrical Components & Equipment – 0.0%
Molex, Inc. Class A	5,526	96,595
Electronics – 0.0%
Methode Electronics, Inc.	2,495	22,655
Entertainment – 0.2%
Cinemark Holdings, Inc.(a)	12,282	197,740
National CineMedia, Inc.	4,402	78,796
Regal Entertainment Group Class A	14,451	189,597

Total Entertainment		466,133
Environmental Control – 0.6%
Mine Safety Appliances Co.	2,643	71,625
U.S. Ecology, Inc.	1,652	26,432
Waste Management, Inc.(a)	36,486	1,304,010

Total Environmental Control		1,402,067
Food – 4.0%
B&G Foods, Inc. Class A	7,012	76,571
ConAgra Foods, Inc.(a)	33,870	743,108
H.J. Heinz Co.(a)	26,737	1,266,532
Hershey Co. (The)(a)	11,785	560,848
Ingles Markets, Inc. Class A	1,103	18,321
Kraft Foods, Inc. Class A	133,018	4,104,935
Sara Lee Corp.	54,374	730,243
Sysco Corp.	45,783	1,305,731
Weis Markets, Inc.	1,771	69,299

Total Food		8,875,588

Investments	Shares	Value

Forest Products & Paper – 0.7%
MeadWestvaco Corp.	12,767	$311,259
Plum Creek Timber Co., Inc.(a)	15,896	561,129
Potlatch Corp.(a)	5,366	182,444
Rayonier, Inc.	7,916	396,750

Total Forest Products & Paper		1,451,582
Gas – 1.5%
AGL Resources, Inc.	7,553	289,733
Atmos Energy Corp.	8,829	258,248
CenterPoint Energy, Inc.	42,286	664,736
Chesapeake Utilities Corp.	572	20,718
Laclede Group, Inc. (The)	2,059	70,871
New Jersey Resources Corp.	2,834	111,149
Nicor, Inc.(a)	4,147	190,016
NiSource, Inc.	34,271	596,315
Northwest Natural Gas Co.(a)	2,005	95,137
Piedmont Natural Gas Co., Inc.(a)	6,181	179,249
South Jersey Industries, Inc.(a)	2,140	105,866
Southwest Gas Corp.	3,001	100,804
UGI Corp.	8,218	235,117
Vectren Corp.	9,299	240,565
WGL Holdings, Inc.	4,505	170,199

Total Gas		3,328,723
Hand/Machine Tools – 0.1%
Snap-On, Inc.	3,550	165,111
Holding Companies-Diversified – 0.1%
Compass Diversified Holdings	8,705	140,673
Home Builders - 0.0%
MDC Holdings, Inc.	3,201	92,925
Household Products/Wares – 1.3%
Clorox Co.	9,401	627,611
Ennis, Inc.	2,117	37,873
Kimberly-Clark Corp.	33,308	2,166,685

Total Household Products/Wares		2,832,169
Insurance – 1.7%
Arthur J. Gallagher & Co.	12,064	318,128
Baldwin & Lyons, Inc. Class B	959	24,406
Cincinnati Financial Corp.(a)	20,475	590,704
EMC Insurance Group, Inc.	930	19,828
Erie Indemnity Co. Class A	4,912	275,367
Fidelity National Financial, Inc. Class A	20,783	326,501
Harleysville Group, Inc.(a)	2,284	74,892
Life Partners Holdings, Inc.	1,521	28,945
Marsh & McLennan Cos., Inc.	41,104	991,428
Mercury General Corp.	6,916	282,657
Old Republic International Corp.(a)	32,821	454,571
Safety Insurance Group, Inc.	1,341	56,349
Selective Insurance Group, Inc.	3,434	55,940
State Auto Financial Corp.	2,745	41,751
United Fire & Casualty Co.	1,878	39,832
Unitrin, Inc.	5,395	131,584
Universal Insurance Holdings, Inc.(a)	8,236	36,980

Total Insurance		3,749,863

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2010

Investments	Shares	Value

Internet – 0.1%
Earthlink, Inc.(a)	14,904	$135,477
United Online, Inc.	9,733	55,673

Total Internet		191,150
Investment Companies – 0.7%
Apollo Investment Corp.(a)	41,090	420,351
Ares Capital Corp.	27,095	424,037
BlackRock Kelso Capital Corp.(a)	19,683	226,354
Fifth Street Finance Corp.*	7,986	88,964
Hercules Technology Growth Capital, Inc.	8,808	89,049
MVC Capital, Inc.	2,117	27,457
PennantPark Investment Corp.	6,211	65,899
Prospect Capital Corp.(a)	15,951	154,884

Total Investment Companies		1,496,995
Iron/Steel – 0.4%
Nucor Corp.(a)	21,367	816,219
Leisure Time – 0.1%
Polaris Industries, Inc.(a)	2,519	163,987
Machinery-Diversified – 0.0%
NACCO Industries, Inc. Class A	496	43,345
Media – 0.1%
Meredith Corp.(a)	2,594	86,406
World Wrestling Entertainment, Inc. Class A(a)	5,102	70,969

Total Media		157,375
Metal Fabricate/Hardware – 0.0%
Worthington Industries, Inc.	6,323	95,035
Miscellaneous Manufacturing – 0.2%
Federal Signal Corp.	4,007	21,598
Leggett & Platt, Inc.	16,455	374,516
NL Industries, Inc.	7,282	66,120
Sturm Ruger & Co., Inc.	1,520	20,733

Total Miscellaneous Manufacturing		482,967
Office Furnishings – 0.0%
HNI Corp.	3,442	98,992
Office/Business Equipment – 0.3%
Pitney Bowes, Inc.(a)	26,972	576,661
Oil & Gas – 9.0%
Chevron Corp.	149,198	12,092,498
ConocoPhillips	125,166	7,188,283
Valero Energy Corp.	42,640	746,627

Total Oil & Gas		20,027,408
Packaging & Containers – 0.2%
Greif, Inc. Class B	2,356	135,234
Sonoco Products Co.(a)	7,516	251,335

Total Packaging & Containers		386,569
Pharmaceuticals – 13.6%
Bristol-Myers Squibb Co.	200,131	5,425,552
Eli Lilly & Co.	132,425	4,837,485
Merck & Co., Inc.	260,763	9,598,686
Pfizer, Inc.	592,801	10,178,393

Total Pharmaceuticals		30,040,116

Investments	Shares	Value

Pipelines – 0.9%
Oneok, Inc.	8,659	$390,001
Spectra Energy Corp.	67,701	1,526,658

Total Pipelines		1,916,659
REITS – 8.7%
Acadia Realty Trust(a)	3,592	68,248
Agree Realty Corp.	1,342	33,886
AMB Property Corp.(a)	13,986	370,209
American Campus Communities, Inc.	5,246	159,688
AvalonBay Communities, Inc.(a)	7,645	794,545
Brandywine Realty Trust	9,928	121,618
BRE Properties, Inc.	5,523	229,204
Camden Property Trust(a)	6,074	291,370
CapLease, Inc.	4,562	25,502
Cogdell Spencer, Inc.	6,061	38,306
Colonial Properties Trust	6,679	108,133
CommonWealth REIT	8,967	229,555
Corporate Office Properties Trust SBI MD(a)	5,241	195,542
DCT Industrial Trust, Inc.	25,441	121,862
Digital Realty Trust, Inc.(a)	5,845	360,636
Duke Realty Corp.	26,940	312,235
EastGroup Properties, Inc.(a)	2,958	110,570
Education Realty Trust, Inc.(a)	4,747	33,941
Entertainment Properties Trust	6,688	288,788
Equity One, Inc.(a)	9,667	163,179
Equity Residential(a)	23,988	1,141,109
Essex Property Trust, Inc.	2,956	323,505
Extra Space Storage, Inc.(a)	7,948	127,486
Federal Realty Investment Trust	5,160	421,366
First Potomac Realty Trust	3,683	55,245
Franklin Street Properties Corp.	9,335	115,941
Getty Realty Corp.(a)	4,269	114,537
Glimcher Realty Trust	20,003	123,018
Government Properties Income Trust(a)	2,994	79,940
HCP, Inc.(a)	37,278	1,341,262
Health Care REIT, Inc.	15,342	726,290
Healthcare Realty Trust, Inc.	8,735	204,312
Highwoods Properties, Inc.(a)	7,654	248,525
Home Properties, Inc.	4,265	225,619
Inland Real Estate Corp.(a)	12,718	105,687
Investors Real Estate Trust	11,228	94,091
Kilroy Realty Corp.	4,051	134,250
Kimco Realty Corp.(a)	40,374	635,890
Kite Realty Group Trust	7,675	34,077
Lexington Realty Trust(a)	18,122	129,754
Liberty Property Trust(a)	13,745	438,465
LTC Properties, Inc.	2,515	64,183
Macerich Co. (The)(a)	14,544	624,665
Mack-Cali Realty Corp.(a)	8,685	284,086
Medical Properties Trust, Inc.	15,520	157,373
Mid-America Apartment Communities, Inc.(a)	3,124	182,067
National Health Investors, Inc.	3,548	156,325
National Retail Properties, Inc.(a)	12,306	309,004

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2010

Investments	Shares	Value

Nationwide Health Properties, Inc.(a)	11,855	$458,433
Omega Healthcare Investors, Inc.	11,561	259,544
Parkway Properties, Inc.	3,094	45,791
Pennsylvania Real Estate Investment Trust	6,783	80,446
Post Properties, Inc.	3,907	109,083
ProLogis(a)	44,241	521,159
PS Business Parks, Inc.	1,773	100,299
Ramco-Gershenson Properties Trust	4,191	44,886
Realty Income Corp.(a)	14,067	474,339
Regency Centers Corp.	9,141	360,795
Saul Centers, Inc.	1,701	71,357
Senior Housing Properties Trust	17,882	420,227
Sovran Self Storage, Inc.	2,954	111,957
Sun Communities, Inc.	5,221	160,285
Tanger Factory Outlet Centers	3,137	147,878
Taubman Centers, Inc.	5,251	234,247
UDR, Inc.	14,590	308,141
Universal Health Realty Income Trust	1,913	65,826
Urstadt Biddle Properties, Inc. Class A	2,416	43,681
Ventas, Inc.(a)	15,855	817,642
Vornado Realty Trust	14,225	1,216,664
Washington Real Estate Investment Trust	7,898	250,604
Weingarten Realty Investors(a)	12,959	282,765

Total REITS		19,241,138
Retail – 3.2%
Barnes & Noble, Inc.(a)	6,237	101,102
Cato Corp. (The) Class A	1,878	50,255
Christopher & Banks Corp.	2,283	18,058
Foot Locker, Inc.	19,373	281,490
Ltd. Brands, Inc.	21,555	577,243
McDonald’s Corp.	80,210	5,976,447

Total Retail		7,004,595
Savings & Loans – 1.2%
Astoria Financial Corp.	8,744	119,181
Berkshire Hills Bancorp, Inc.*	945	17,917
Brookline Bancorp, Inc.	4,561	45,519
Capitol Federal Financial(a)	10,152	250,754
Dime Community Bancshares, Inc.(a)	3,461	47,935
First Niagara Financial Group, Inc.	16,242	189,219
Flushing Financial Corp.	3,004	34,726
Hudson City Bancorp, Inc.	49,329	604,774
New York Community Bancorp, Inc.(a)	51,528	837,330
Northwest Bancshares, Inc.	8,607	96,312
People’s United Financial, Inc.	26,458	346,335
Provident Financial Services, Inc.	5,038	62,270

Total Savings & Loans		2,652,272
Semiconductors – 0.5%
Intersil Corp. Class A	9,323	108,986
Maxim Integrated Products, Inc.	26,387	488,423
Microchip Technology, Inc.(a)	18,057	567,893

Total Semiconductors		1,165,302

Investments	Shares	Value

Software – 0.0%
Bowne & Co., Inc.	2,616	$29,639
Opnet Technologies, Inc.	1,222	22,180

Total Software		51,819
Telecommunications – 17.6%
Alaska Communications Systems Group, Inc.	9,894	100,424
AT&T, Inc.	744,559	21,294,387
CenturyLink, Inc.(a)	50,282	1,984,128
Consolidated Communications Holdings, Inc.(a)	5,918	110,489
Frontier Communications Corp.	169,062	1,381,236
NTELOS Holdings Corp.	5,505	93,145
Qwest Communications International, Inc.(a)	276,191	1,731,718
Verizon Communications, Inc.(a)	345,982	11,275,553
Windstream Corp.(a)	87,714	1,078,005

Total Telecommunications		39,049,085
Toys/Games/Hobbies – 0.3%
Mattel, Inc.	28,321	664,411
Transportation – 0.1%
Alexander & Baldwin, Inc.	3,081	107,342
International Shipholding Corp.	981	27,703
Overseas Shipholding Group, Inc.(a)	2,264	77,701

Total Transportation		212,746
Trucking & Leasing – 0.0%
GATX Corp.	3,451	101,183
Water – 0.2%
American Water Works Co., Inc.	13,384	311,446
Aqua America, Inc.(a)	9,229	188,272
Middlesex Water Co.(a)	1,179	19,854

Total Water		519,572
TOTAL COMMON STOCKS (Cost: $216,654,547)		219,072,548
EXCHANGE-TRADED FUND – 0.8%
WisdomTree Total Dividend Fund(b) (Cost: $1,624,174)	39,151	1,685,842
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $120,664)	120,664	120,664
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.5%
MONEY MARKET FUND – 11.5%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $25,579,000)(e)	25,579,000	25,579,000
TOTAL INVESTMENTS IN SECURITIES – 111.3% (Cost: $243,978,385)(f)		246,458,054
Liabilities in Excess of Other Assets – (11.3)%		(24,942,315)

NET ASSETS – 100.0%		$221,515,739

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

September 30, 2010

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $24,839,576 and the total market value of the collateral held by the Fund was $25,579,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.2%
Advertising – 0.1%
Omnicom Group, Inc.	11,653	$460,060
Aerospace/Defense – 2.9%
Boeing Co. (The)	51,851	3,450,165
General Dynamics Corp.	19,160	1,203,439
Goodrich Corp.	4,953	365,185
L-3 Communications Holdings, Inc.	4,303	310,978
Lockheed Martin Corp.	28,539	2,034,260
Northrop Grumman Corp.	22,124	1,341,378
Raytheon Co.	20,266	926,359
Rockwell Collins, Inc.(a)	6,183	360,160
United Technologies Corp.	47,105	3,355,289

Total Aerospace/Defense		13,347,213
Agriculture – 5.4%
Altria Group, Inc.	326,628	7,845,605
Archer-Daniels-Midland Co.	26,022	830,622
Lorillard, Inc.	19,111	1,534,804
Philip Morris International, Inc.	207,127	11,603,255
Reynolds American, Inc.	45,041	2,674,985

Total Agriculture		24,489,271
Airlines – 0.0%
Southwest Airlines Co.(a)	2,696	35,237
Apparel – 0.5%
Coach, Inc.	5,679	243,970
NIKE, Inc. Class B	14,989	1,201,218
Polo Ralph Lauren Corp.(a)	618	55,534
VF Corp.(a)	8,299	672,385

Total Apparel		2,173,107
Auto Manufacturers – 0.1%
PACCAR, Inc.(a)	9,137	439,947
Auto Parts & Equipment – 0.2%
Johnson Controls, Inc.	28,364	865,102
Banks – 2.7%
Bank of America Corp.	56,022	734,449
Bank of New York Mellon Corp. (The)	37,647	983,716
BB&T Corp.(a)	37,500	903,000
Capital One Financial Corp.(a)	5,791	229,034
Fifth Third Bancorp	9,239	111,145
Goldman Sachs Group, Inc. (The)	10,183	1,472,258
JPMorgan Chase & Co.	45,132	1,718,175
KeyCorp(a)	15,070	119,957
M&T Bank Corp.	11,878	971,739
Morgan Stanley	22,933	565,987
Northern Trust Corp.	12,291	592,918
PNC Financial Services Group, Inc.	8,664	449,748
Regions Financial Corp.(a)	23,864	173,491
State Street Corp.	1,459	54,946
SunTrust Banks, Inc.	3,272	84,516
U.S. Bancorp	41,916	906,224
Wells Fargo & Co.	82,591	2,075,512

Total Banks		12,146,815

Investments	Shares	Value

Beverages – 4.0%
Brown-Forman Corp. Class A	2,643	$162,703
Brown-Forman Corp. Class B(a)	4,691	289,153
Coca-Cola Co. (The)(a)	152,699	8,935,946
Coca-Cola Enterprises, Inc.*	18,016	558,496
Dr. Pepper Snapple Group, Inc.	11,917	423,292
Molson Coors Brewing Co. Class B	7,811	368,835
PepsiCo, Inc.	111,207	7,388,593

Total Beverages		18,127,018
Building Materials – 0.0%
Masco Corp.(a)	20,322	223,745
Chemicals – 2.6%
Air Products & Chemicals, Inc.(a)	10,806	894,953
Dow Chemical Co. (The)	60,903	1,672,396
E.I. Du Pont de Nemours & Co.	105,603	4,712,006
Ecolab, Inc.	6,674	338,639
Lubrizol Corp.	2,502	265,137
Monsanto Co.	15,945	764,244
Mosaic Co. (The)	3,522	206,953
PPG Industries, Inc.	14,017	1,020,437
Praxair, Inc.	13,707	1,237,194
Sherwin-Williams Co. (The)	5,932	445,730
Sigma-Aldrich Corp.(a)	3,697	223,225

Total Chemicals		11,780,914
Coal – 0.1%
Consol Energy, Inc.	4,020	148,579
Peabody Energy Corp.	3,907	191,482

Total Coal		340,061
Commercial Services – 0.8%
Automatic Data Processing, Inc.	36,273	1,524,554
H&R Block, Inc.(a)	21,750	281,663
Mastercard, Inc. Class A	650	145,600
Moody’s Corp.	7,291	182,129
Paychex, Inc.	32,354	889,411
Visa, Inc. Class A(a)	6,160	457,442
Western Union Co. (The)	3,479	61,474

Total Commercial Services		3,542,273
Computers – 1.8%
Hewlett-Packard Co.	34,141	1,436,312
International Business Machines Corp.	51,649	6,928,197

Total Computers		8,364,509
Cosmetics/Personal Care – 3.2%
Avon Products, Inc.(a)	25,617	822,562
Colgate-Palmolive Co.	24,037	1,847,484
Estee Lauder Cos., Inc. (The) Class A(a)	2,861	180,901
Procter & Gamble Co. (The)	190,531	11,426,144

Total Cosmetics/Personal Care		14,277,091
Distribution/Wholesale – 0.3%
Fastenal Co.(a)	6,205	330,044
Genuine Parts Co.	14,976	667,780
W.W. Grainger, Inc.(a)	3,172	377,817

Total Distribution/Wholesale		1,375,641

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2010

Investments	Shares	Value

Diversified Financial Services – 1.3%
American Express Co.	48,498	$2,038,371
Ameriprise Financial, Inc.	10,684	505,674
BlackRock, Inc.	1,610	274,102
Charles Schwab Corp. (The)	35,075	487,542
CME Group, Inc.	2,144	558,405
Discover Financial Services	7,466	124,533
Franklin Resources, Inc.	4,269	456,356
NYSE Euronext	27,322	780,590
T. Rowe Price Group, Inc.(a)	11,481	574,796

Total Diversified Financial Services		5,800,369
Electric – 6.5%
Ameren Corp.(a)	29,995	851,858
American Electric Power Co., Inc.(a)	50,176	1,817,877
Consolidated Edison, Inc.(a)	32,841	1,583,593
Constellation Energy Group, Inc.	13,764	443,751
Dominion Resources, Inc.	60,208	2,628,681
DTE Energy Co.	18,898	867,985
Duke Energy Corp.(a)	164,558	2,914,322
Edison International	25,755	885,715
Entergy Corp.	15,548	1,189,888
Exelon Corp.	63,220	2,691,908
FirstEnergy Corp.(a)	32,549	1,254,439
NextEra Energy, Inc.	32,177	1,750,107
PG&E Corp.	31,339	1,423,417
PPL Corp.	36,243	986,897
Progress Energy, Inc.	37,912	1,684,051
Public Service Enterprise Group, Inc.	45,360	1,500,509
Southern Co.	94,155	3,506,332
Wisconsin Energy Corp.	7,393	427,315
Xcel Energy, Inc.(a)	47,238	1,085,057

Total Electric		29,493,702
Electrical Components & Equipment – 0.6%
Emerson Electric Co.	55,075	2,900,250
Electronics – 0.0%
Amphenol Corp. Class A(a)	967	47,364
Engineering & Construction – 0.1%
Fluor Corp.	4,622	228,928
Entertainment – 0.0%
International Game Technology	8,014	115,802
Environmental Control – 0.5%
Republic Services, Inc.	23,887	728,314
Waste Management, Inc.(a)	38,905	1,390,465

Total Environmental Control		2,118,779
Food – 3.2%
Campbell Soup Co.(a)	26,413	944,265
ConAgra Foods, Inc.	35,440	777,553
General Mills, Inc.	40,718	1,487,836
H.J. Heinz Co.(a)	29,110	1,378,941
Hershey Co. (The)(a)	12,462	593,066
Hormel Foods Corp.	6,464	288,294

Investments	Shares	Value

J.M. Smucker Co. (The)	6,758	$409,062
Kellogg Co.(a)	24,461	1,235,525
Kraft Foods, Inc. Class A	144,116	4,447,420
Kroger Co. (The)	26,986	584,517
Safeway, Inc.(a)	17,004	359,805
Sara Lee Corp.	57,089	766,705
Sysco Corp.	49,815	1,420,724

Total Food		14,693,713
Forest Products & Paper – 0.2%
International Paper Co.	5,182	112,709
Plum Creek Timber Co., Inc.(a)	16,678	588,733
Weyerhaeuser Co.	6,747	106,333

Total Forest Products & Paper		807,775
Gas – 0.4%
CenterPoint Energy, Inc.	45,905	721,627
Questar Corp.	5,044	88,421
Sempra Energy	15,726	846,059

Total Gas		1,656,107
Healthcare-Products – 3.6%
Baxter International, Inc.	27,938	1,332,922
Becton Dickinson and Co.(a)	10,288	762,341
C.R. Bard, Inc.	1,739	141,607
DENTSPLY International, Inc.	2,242	71,676
Johnson & Johnson	192,050	11,899,418
Medtronic, Inc.	47,479	1,594,345
Stryker Corp.	6,903	345,495

Total Healthcare-Products		16,147,804
Healthcare-Services – 0.1%
Aetna, Inc.	1,285	40,619
CIGNA Corp.	645	23,078
Quest Diagnostics, Inc.	2,639	133,191
UnitedHealth Group, Inc.	2,293	80,507

Total Healthcare-Services		277,395
Home Furnishings – 0.1%
Whirlpool Corp.	3,588	290,485
Household Products/Wares – 0.7%
Clorox Co.	10,226	682,688
Fortune Brands, Inc.	6,949	342,099
Kimberly-Clark Corp.	35,740	2,324,887

Total Household Products/Wares		3,349,674
Insurance – 2.3%
Allstate Corp. (The)	35,331	1,114,693
American Family Life Assurance Co., Inc.	26,182	1,353,871
AON Corp.(a)	9,763	381,831
Chubb Corp.	23,059	1,314,132
Hartford Financial Services Group, Inc.(a)	6,899	158,332
Lincoln National Corp.	1,129	27,006
Loews Corp.	6,382	241,878
Marsh & McLennan Cos., Inc.(a)	43,253	1,043,262
MetLife, Inc.	38,777	1,490,976
Principal Financial Group, Inc.	14,915	386,597

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2010

Investments	Shares	Value

Prudential Financial, Inc.	14,486	$784,851
Travelers Cos., Inc. (The)	33,988	1,770,775
Unum Group(a)	12,820	283,963

Total Insurance		10,352,167
Iron/Steel – 0.2%
Cliffs Natural Resources, Inc.	2,184	139,601
Nucor Corp.(a)	23,019	879,326
United States Steel Corp.(a)	1,258	55,151

Total Iron/Steel		1,074,078
Leisure Time – 0.1%
Harley-Davidson, Inc.(a)	10,153	288,751
Lodging – 0.1%
Marriott International, Inc. Class A	10,277	368,225
Starwood Hotels & Resorts Worldwide, Inc.	2,195	115,347

Total Lodging		483,572
Machinery-Construction & Mining – 0.8%
Caterpillar, Inc.	42,005	3,304,953
Joy Global, Inc.	3,649	256,598

Total Machinery-Construction & Mining		3,561,551
Machinery-Diversified – 0.6%
Cummins, Inc.	7,091	642,303
Deere & Co.	19,952	1,392,251
Flowserve Corp.	1,331	145,638
Rockwell Automation, Inc.	8,178	504,828
Roper Industries, Inc.	1,236	80,562

Total Machinery-Diversified		2,765,582
Media – 1.6%
Cablevision Systems Corp. Class A	8,270	216,591
CBS Corp. Class A	1,753	27,873
CBS Corp. Class B	23,793	377,357
Comcast Corp. Class A	71,862	1,299,265
Comcast Corp. Special Class A	28,768	489,344
McGraw-Hill Cos., Inc. (The)	19,014	628,603
News Corp. Class A	37,898	494,948
News Corp. Class B	14,494	218,279
Scripps Networks Interactive, Inc. Class A	2,068	98,395
Time Warner, Inc.	67,495	2,068,722
Walt Disney Co. (The)	46,184	1,529,152

Total Media		7,448,529
Metal Fabricate/Hardware – 0.0%
Precision Castparts Corp.	478	60,873
Mining – 0.7%
Alcoa, Inc.	20,187	244,464
Freeport-McMoRan Copper & Gold, Inc.	7,621	650,757
Newmont Mining Corp.	8,637	542,490
Southern Copper Corp.	44,875	1,576,010
Vulcan Materials Co.(a)	5,842	215,687

Total Mining		3,229,408
Miscellaneous Manufacturing – 4.4%
3M Co.	40,506	3,512,275

Investments	Shares	Value

Danaher Corp.	2,292	$93,078
Dover Corp.	10,661	556,611
Eaton Corp.	11,945	985,343
General Electric Co.	625,290	10,160,963
Honeywell International, Inc.	53,484	2,350,087
Illinois Tool Works, Inc.	29,598	1,391,698
ITT Corp.	6,718	314,604
Parker Hannifin Corp.	7,034	492,802
Textron, Inc.(a)	4,613	94,843

Total Miscellaneous Manufacturing		19,952,304
Office/Business Equipment – 0.1%
Xerox Corp.	39,760	411,516
Oil & Gas – 10.3%
Anadarko Petroleum Corp.	6,542	373,221
Apache Corp.	4,535	443,342
Chesapeake Energy Corp.	18,803	425,888
Chevron Corp.	161,821	13,115,592
ConocoPhillips	136,318	7,828,743
Devon Energy Corp.	9,453	611,987
Diamond Offshore Drilling, Inc.(a)	1,640	111,143
EOG Resources, Inc.(a)	3,385	314,703
EQT Corp.	6,052	218,235
Exxon Mobil Corp.	276,561	17,088,704
Hess Corp.	5,198	307,306
Marathon Oil Corp.	50,757	1,680,057
Murphy Oil Corp.	7,952	492,388
Noble Energy, Inc.	4,334	325,440
Occidental Petroleum Corp.	31,095	2,434,738
Pioneer Natural Resources Co.	1,035	67,306
Range Resources Corp.(a)	1,249	47,624
Valero Energy Corp.	45,192	791,312

Total Oil & Gas		46,677,729
Oil & Gas Services – 0.4%
Baker Hughes, Inc.	12,820	546,132
Halliburton Co.	25,676	849,105
National Oilwell Varco, Inc.	8,108	360,563

Total Oil & Gas Services		1,755,800
Pharmaceuticals – 8.8%
Abbott Laboratories	105,371	5,504,581
Allergan, Inc.	2,365	157,344
AmerisourceBergen Corp.	7,997	245,188
Bristol-Myers Squibb Co.	218,131	5,913,531
Cardinal Health, Inc.	17,450	576,548
Eli Lilly & Co.	143,286	5,234,238
McKesson Corp.	4,754	293,702
Mead Johnson Nutrition Co.	3,145	178,982
Merck & Co., Inc.	283,809	10,447,009
Pfizer, Inc.	645,346	11,080,591

Total Pharmaceuticals		39,631,714
Pipelines – 0.5%
El Paso Corp.	8,891	110,071
Spectra Energy Corp.	71,877	1,620,826

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2010

Investments	Shares	Value

Williams Cos., Inc. (The)	28,489	$544,425

Total Pipelines		2,275,322
REITS – 2.4%
AvalonBay Communities, Inc.(a)	8,321	864,802
Boston Properties, Inc.(a)	9,523	791,552
Equity Residential(a)	26,620	1,266,313
HCP, Inc.(a)	38,993	1,402,968
Health Care REIT, Inc.	16,639	787,690
ProLogis(a)	47,531	559,915
Public Storage(a)	10,642	1,032,700
Simon Property Group, Inc.	20,163	1,869,917
Ventas, Inc.(a)	16,972	875,246
Vornado Realty Trust(a)	15,384	1,315,793

Total REITS		10,766,896
Retail – 6.8%
Best Buy Co., Inc.(a)	13,011	531,239
Costco Wholesale Corp.	12,053	777,298
CVS Caremark Corp.	31,461	990,078
Gap, Inc. (The)	25,342	472,375
Home Depot, Inc.	121,699	3,855,424
J.C. Penney Co., Inc.(a)	15,671	425,938
Lowe’s Cos., Inc.	50,672	1,129,479
Ltd. Brands, Inc.(a)	24,822	664,733
Macy’s, Inc.	10,636	245,585
McDonald’s Corp.	86,792	6,466,872
Nordstrom, Inc.	8,362	311,066
Ross Stores, Inc.	2,682	146,491
Staples, Inc.	22,326	467,060
Target Corp.	24,608	1,315,052
Tiffany & Co.*(a)	4,281	201,164
TJX Cos., Inc.	12,738	568,497
Walgreen Co.	33,617	1,126,169
Wal-Mart Stores, Inc.	181,884	9,734,432
Yum! Brands, Inc.	25,674	1,182,544

Total Retail		30,611,496
Savings & Loans – 0.2%
Hudson City Bancorp, Inc.	54,219	664,725
People’s United Financial, Inc.	28,461	372,554

Total Savings & Loans		1,037,279
Semiconductors – 2.9%
Altera Corp.(a)	5,811	175,260
Analog Devices, Inc.	17,732	556,430
Applied Materials, Inc.	52,305	610,922
Intel Corp.	404,617	7,780,785
KLA-Tencor Corp.(a)	6,119	215,572
Linear Technology Corp.(a)	15,273	469,339
Maxim Integrated Products, Inc.(a)	28,570	528,831
Microchip Technology, Inc.(a)	21,031	661,425
Texas Instruments, Inc.	54,731	1,485,399
Xilinx, Inc.(a)	16,309	433,983

Total Semiconductors		12,917,946

Investments	Shares	Value

Software – 2.5%
CA, Inc.	8,448	$178,422
Fidelity National Information Services, Inc.	6,888	186,871
Microsoft Corp.	348,782	8,541,671
Oracle Corp.	94,310	2,532,224

Total Software		11,439,188
Telecommunications – 9.5%
AT&T, Inc.	807,641	23,098,533
CenturyLink, Inc.(a)	53,728	2,120,107
Corning, Inc.	40,027	731,694
Harris Corp.	5,770	255,553
QUALCOMM, Inc.	57,825	2,609,064
Qwest Communications International, Inc.(a)	295,207	1,850,948
Verizon Communications, Inc.	376,194	12,260,162
Virgin Media, Inc.(a)	6,769	155,822

Total Telecommunications		43,081,883
Toys/Games/Hobbies – 0.2%
Mattel, Inc.(a)	32,487	762,145
Transportation – 1.8%
C.H. Robinson Worldwide, Inc.	6,404	447,768
CSX Corp.	16,112	891,316
Expeditors International of Washington, Inc.	5,233	241,921
FedEx Corp.	3,582	306,261
Norfolk Southern Corp.	21,480	1,278,275
Union Pacific Corp.	19,592	1,602,626
United Parcel Service, Inc. Class B	49,790	3,320,495

Total Transportation		8,088,662
TOTAL COMMON STOCKS (Cost: $437,933,159)		448,590,542
EXCHANGE-TRADED FUNDS – 0.5%
WisdomTree Total Dividend Fund(b)	49,862	2,147,057
WisdomTree Total Earnings Fund(b)	9,501	388,306

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,343,012)		2,535,363
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $399,887)	399,887	399,887
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.4%
MONEY MARKET FUND – 9.4%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $42,632,000)(e)	42,632,000	42,632,000
TOTAL INVESTMENTS IN SECURITIES – 109.2% (Cost: $483,308,058)(f)		494,157,792
Liabilities in Excess of Other Assets – (9.2)%		(41,793,914)

NET ASSETS – 100.0%		$452,363,878

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2010

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $38,022,656 and the total market value of the collateral held by the Fund was $42,632,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 98.6%
Aerospace/Defense – 3.0%
Boeing Co. (The)	49,209	$3,274,367
Lockheed Martin Corp.	35,647	2,540,918
Northrop Grumman Corp.	46,381	2,812,080

Total Aerospace/Defense		8,627,365
Agriculture – 8.1%
Altria Group, Inc.	305,254	7,332,201
Lorillard, Inc.	55,131	4,427,570
Philip Morris International, Inc.	82,534	4,623,555
Reynolds American, Inc.	113,143	6,719,563

Total Agriculture		23,102,889
Apparel – 1.1%
VF Corp.(a)	37,462	3,035,171
Chemicals – 6.1%
Air Products & Chemicals, Inc.	21,858	1,810,280
Dow Chemical Co. (The)	69,552	1,909,898
E.I. Du Pont de Nemours & Co.	123,860	5,526,633
Lubrizol Corp.	19,410	2,056,878
Monsanto Co.	13,326	638,715
PPG Industries, Inc.	51,688	3,762,886
Praxair, Inc.	19,985	1,803,846

Total Chemicals		17,509,136
Commercial Services – 2.5%
Automatic Data Processing, Inc.	60,994	2,563,578
H&R Block, Inc.(a)	121,163	1,569,061
Paychex, Inc.	105,307	2,894,889

Total Commercial Services		7,027,528
Distribution/Wholesale – 1.5%
Genuine Parts Co.	96,815	4,316,981
Electric – 14.8%
Ameren Corp.(a)	176,339	5,008,028
American Electric Power Co., Inc.(a)	120,948	4,381,946
Consolidated Edison, Inc.(a)	100,098	4,826,725
DTE Energy Co.	102,647	4,714,577
Duke Energy Corp.(a)	273,428	4,842,410
FirstEnergy Corp.(a)	90,035	3,469,949
Progress Energy, Inc.(a)	127,657	5,670,524
Southern Co.	134,396	5,004,907
Xcel Energy, Inc.(a)	184,167	4,230,316

Total Electric		42,149,382
Electrical Components & Equipment – 1.2%
Emerson Electric Co.	64,480	3,395,517
Environmental Control – 2.0%
Republic Services, Inc.	80,908	2,466,885
Waste Management, Inc.	88,972	3,179,859

Total Environmental Control		5,646,744
Food – 6.1%
ConAgra Foods, Inc.	135,603	2,975,130
H.J. Heinz Co.	77,436	3,668,143

Investments	Shares	Value

Kraft Foods, Inc. Class A	133,265	$4,112,558
Sara Lee Corp.	254,125	3,412,899
Sysco Corp.	111,051	3,167,174

Total Food		17,335,904
Gas – 1.8%
CenterPoint Energy, Inc.	327,180	5,143,270
Healthcare-Products – 2.4%
Baxter International, Inc.	30,421	1,451,386
Becton Dickinson and Co.(a)	21,538	1,595,966
Johnson & Johnson	39,942	2,474,806
Medtronic, Inc.	36,934	1,240,244

Total Healthcare-Products		6,762,402
Household Products/Wares – 1.1%
Kimberly-Clark Corp.	47,515	3,090,851
Iron/Steel – 0.8%
Nucor Corp.(a)	63,262	2,416,608
Machinery-Construction & Mining – 1.2%
Caterpillar, Inc.	42,555	3,348,227
Media – 1.6%
McGraw-Hill Cos., Inc. (The)	72,078	2,382,899
Time Warner, Inc.	67,779	2,077,426

Total Media		4,460,325
Mining – 1.1%
Southern Copper Corp.	53,932	1,894,092
Vulcan Materials Co.(a)	35,366	1,305,713

Total Mining		3,199,805
Miscellaneous Manufacturing – 2.2%
Eaton Corp.	41,370	3,412,611
Honeywell International, Inc.	65,972	2,898,810

Total Miscellaneous Manufacturing		6,311,421
Office/Business Equipment – 0.8%
Xerox Corp.	220,173	2,278,791
Oil & Gas – 6.1%
Chevron Corp.	37,373	3,029,081
ConocoPhillips	63,839	3,666,274
Exxon Mobil Corp.	27,039	1,670,740
Marathon Oil Corp.	78,337	2,592,955
Murphy Oil Corp.	27,137	1,680,323
Occidental Petroleum Corp.	17,430	1,364,769
Valero Energy Corp.	186,052	3,257,770

Total Oil & Gas		17,261,912
Pharmaceuticals – 6.8%
Abbott Laboratories	45,423	2,372,897
Bristol-Myers Squibb Co.	158,435	4,295,173
Cardinal Health, Inc.	55,381	1,829,788
Eli Lilly & Co.	123,866	4,524,825
Merck & Co., Inc.	94,281	3,470,484
Pfizer, Inc.	162,041	2,782,244

Total Pharmaceuticals		19,275,411

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2010

Investments	Shares	Value

Pipelines – 2.3%
Spectra Energy Corp.	213,286	$4,809,599
Williams Cos., Inc. (The)	91,051	1,739,985

Total Pipelines		6,549,584
Retail – 4.6%
Home Depot, Inc.	95,805	3,035,103
J.C. Penney Co., Inc.(a)	86,068	2,339,328
Ltd. Brands, Inc.	161,141	4,315,356
McDonald’s Corp.	46,169	3,440,052

Total Retail		13,129,839
Semiconductors – 6.5%
Analog Devices, Inc.	73,365	2,302,194
Intel Corp.	140,370	2,699,315
Linear Technology Corp.(a)	92,749	2,850,177
Maxim Integrated Products, Inc.(a)	189,186	3,501,833
Microchip Technology, Inc.(a)	150,425	4,730,866
Xilinx, Inc.(a)	94,215	2,507,061

Total Semiconductors		18,591,446
Telecommunications – 10.5%
AT&T, Inc.	184,202	5,268,177
CenturyLink, Inc.(a)	186,552	7,361,342
Harris Corp.	36,493	1,616,275
Qwest Communications International, Inc.(a)	1,719,261	10,779,767
Verizon Communications, Inc.	152,494	4,969,779

Total Telecommunications		29,995,340
Toys/Games/Hobbies – 1.3%
Mattel, Inc.(a)	161,016	3,777,435
Transportation – 1.1%
United Parcel Service, Inc. Class B	45,081	3,006,452
TOTAL COMMON STOCKS (Cost: $259,264,461)		280,745,736
EXCHANGE-TRADED FUNDS – 1.1%
WisdomTree LargeCap Dividend Fund(a)(b)	34,959	1,491,701
WisdomTree MidCap Dividend Fund(a)(b)	32,079	1,501,297

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,797,997)		2,992,998
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $226,538)	226,538	226,538

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 17.9%
MONEY MARKET FUND – 17.9%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $50,976,000)(e)	50,976,000	$50,976,000
TOTAL INVESTMENTS IN SECURITIES – 117.7% (Cost: $313,264,996)(f)		334,941,272
Liabilities in Excess of Other Assets – (17.7)%		(50,289,372)

NET ASSETS – 100.0%		$284,651,900

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $49,522,796 and the total market value of the collateral held by the Fund was $50,976,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.1%
Apparel – 0.2%
Jones Apparel Group, Inc.	7,876	$154,685
Wolverine World Wide, Inc.(a)	7,560	219,315

Total Apparel		374,000
Banks – 3.7%
Associated Banc-Corp.	18,236	240,533
BancorpSouth, Inc.(a)	22,655	321,248
Bank of Hawaii Corp.(a)	13,733	616,886
BOK Financial Corp.(a)	10,157	458,385
City National Corp.	3,993	211,908
Comerica, Inc.(a)	8,903	330,746
Commerce Bancshares, Inc.	14,874	559,114
Cullen/Frost Bankers, Inc.	15,470	833,369
East West Bancorp, Inc.(a)	1,698	27,643
First Citizens BancShares, Inc. Class A	505	93,561
FirstMerit Corp.(a)	20,213	370,302
Fulton Financial Corp.	18,727	169,667
Hancock Holding Co.(a)	6,091	183,156
Huntington Bancshares, Inc.	58,643	332,506
Marshall & Ilsley Corp.(a)	28,413	200,028
Prosperity Bancshares, Inc.	5,285	171,604
TCF Financial Corp.	14,845	240,341
UMB Financial Corp.(a)	5,820	206,668
Valley National Bancorp(a)	62,353	804,354
Westamerica Bancorp.(a)	5,471	298,115
Zions Bancorp.	3,010	64,294

Total Banks		6,734,428
Building Materials – 0.4%
Lennox International, Inc.	5,783	241,093
Martin Marietta Materials, Inc.(a)	5,875	452,199

Total Building Materials		693,292
Chemicals – 4.0%
Airgas, Inc.	9,265	629,557
Albemarle Corp.	9,462	442,916
Ashland, Inc.	4,172	203,468
Cabot Corp.(a)	13,257	431,781
Celanese Corp. Series A	5,281	169,520
CF Industries Holdings, Inc.	2,524	241,042
Cytec Industries, Inc.	751	42,341
Eastman Chemical Co.	16,001	1,184,074
FMC Corp.	4,775	326,658
Huntsman Corp.	63,699	736,360
International Flavors & Fragrances, Inc.(a)	14,258	691,798
NewMarket Corp.(a)	1,486	168,929
Olin Corp.	26,209	528,373
RPM International, Inc.	39,128	779,430
Valspar Corp.	16,257	517,786
Westlake Chemical Corp.	4,304	128,819

Total Chemicals		7,222,852
Coal – 0.5%
Arch Coal, Inc.	20,025	534,868
Massey Energy Co.	3,896	120,854

Investments	Shares	Value

Walter Energy, Inc.	2,232	$181,439

Total Coal		837,161
Commercial Services – 2.9%
Aaron’s, Inc.	1,242	22,915
DeVry, Inc.	1,876	92,318
Equifax, Inc.	4,784	149,261
Global Payments, Inc.	905	38,816
Lender Processing Services, Inc.	6,591	219,019
Manpower, Inc.	7,722	403,088
Pharmaceutical Product Development, Inc.	23,277	577,037
R.R. Donnelley & Sons Co.(a)	72,473	1,229,142
Robert Half International, Inc.(a)	20,249	526,474
Rollins, Inc.	10,776	251,943
SEI Investments Co.	12,724	258,806
Service Corp. International	38,165	328,982
Strayer Education, Inc.(a)	1,465	255,643
Total System Services, Inc.	22,743	346,603
Towers Watson & Co. Class A	1,945	95,655
Weight Watchers International, Inc.(a)	13,954	435,225

Total Commercial Services		5,230,927
Computers – 0.5%
Diebold, Inc.	18,624	579,020
Jack Henry & Associates, Inc.(a)	9,232	235,416
Syntel, Inc.	1,936	86,152

Total Computers		900,588
Cosmetics/Personal Care – 0.2%
Alberto-Culver Co.(a)	7,742	291,486
Distribution/Wholesale – 0.4%
Owens & Minor, Inc.(a)	10,361	294,874
Watsco, Inc.(a)	7,876	438,536

Total Distribution/Wholesale		733,410
Diversified Financial Services – 1.4%
Eaton Vance Corp.(a)	18,414	534,742
Federated Investors, Inc. Class B(a)	27,210	619,300
Greenhill & Co., Inc.(a)	4,543	360,351
Janus Capital Group, Inc.	4,258	46,625
Legg Mason, Inc.	5,262	159,491
Raymond James Financial, Inc.(a)	16,556	419,363
Waddell & Reed Financial, Inc. Class A	15,724	430,209

Total Diversified Financial Services		2,570,081
Electric – 12.9%
Allegheny Energy, Inc.	31,734	778,118
Alliant Energy Corp.	40,024	1,454,872
Cleco Corp.	14,544	430,793
CMS Energy Corp.(a)	53,540	964,791
DPL, Inc.(a)	36,007	940,863
Great Plains Energy, Inc.	41,247	779,568
Hawaiian Electric Industries, Inc.	40,623	915,642
IDACORP, Inc.	13,312	478,167
Integrys Energy Group, Inc.(a)	36,266	1,888,008
ITC Holdings Corp.	9,184	571,704

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2010

Investments	Shares	Value

MDU Resources Group, Inc.	37,304	$744,215
Northeast Utilities(a)	46,998	1,389,731
NSTAR	35,435	1,394,367
NV Energy, Inc.	61,209	804,898
OGE Energy Corp.	27,922	1,113,250
Ormat Technologies, Inc.	1,993	58,136
Pepco Holdings, Inc.	103,204	1,919,594
Pinnacle West Capital Corp.(a)	42,022	1,734,248
Portland General Electric Co.	27,073	549,041
SCANA Corp.(a)	45,186	1,821,900
TECO Energy, Inc.	77,468	1,341,746
Westar Energy, Inc.(a)	43,987	1,065,805

Total Electric		23,139,457
Electrical Components & Equipment – 0.9%
AMETEK, Inc.	4,775	228,102
Hubbell, Inc. Class B	11,451	581,138
Molex, Inc.(a)	20,525	429,588
Molex, Inc. Class A	19,085	333,606

Total Electrical Components & Equipment		1,572,434
Electronics – 1.2%
AVX Corp.	15,776	218,024
Brady Corp. Class A	8,584	250,395
Gentex Corp.	25,542	498,324
Jabil Circuit, Inc.	30,012	432,473
National Instruments Corp.	9,421	307,690
PerkinElmer, Inc.	11,997	277,611
Woodward Governor Co.	4,642	150,494

Total Electronics		2,135,011
Engineering & Construction – 0.2%
KBR, Inc.	13,005	320,443
Entertainment – 0.8%
Cinemark Holdings, Inc.(a)	43,093	693,798
Regal Entertainment Group Class A(a)	50,744	665,761

Total Entertainment		1,359,559
Environmental Control – 0.1%
Nalco Holding Co.(a)	5,756	145,109
Food – 2.0%
Corn Products International, Inc.	10,608	397,800
Del Monte Foods Co.(a)	26,853	352,043
Flowers Foods, Inc.(a)	19,995	496,676
Lancaster Colony Corp.(a)	5,102	242,345
McCormick & Co., Inc.(a)	25,067	1,053,817
Seaboard Corp.	20	35,420
SUPERVALU, Inc.(a)	43,137	497,370
Tootsie Roll Industries, Inc.(a)	3,145	78,247
Tyson Foods, Inc. Class A	29,409	471,132

Total Food		3,624,850
Forest Products & Paper – 1.3%
MeadWestvaco Corp.	42,113	1,026,715
Rayonier, Inc.	27,982	1,402,458

Total Forest Products & Paper		2,429,173

Investments	Shares	Value

Gas – 5.3%
AGL Resources, Inc.	26,634	$1,021,680
Atmos Energy Corp.	31,110	909,968
Energen Corp.	5,629	257,358
National Fuel Gas Co.	15,877	822,587
New Jersey Resources Corp.(a)	10,206	400,279
Nicor, Inc.(a)	14,397	659,671
NiSource, Inc.	120,362	2,094,299
Piedmont Natural Gas Co., Inc.(a)	22,083	640,407
Southern Union Co.	24,551	590,697
UGI Corp.	26,093	746,521
Vectren Corp.	32,476	840,154
WGL Holdings, Inc.(a)	16,009	604,820

Total Gas		9,588,441
Hand/Machine Tools – 1.5%
Kennametal, Inc.(a)	10,613	328,260
Lincoln Electric Holdings, Inc.	6,395	369,759
Regal-Beloit Corp.	3,341	196,084
Snap-On, Inc.(a)	12,628	587,328
Stanley Black & Decker, Inc.	19,604	1,201,333

Total Hand/Machine Tools		2,682,764
Healthcare-Products – 0.8%
Beckman Coulter, Inc.(a)	5,699	278,054
Cooper Cos., Inc. (The)	513	23,711
Hill-Rom Holdings, Inc.(a)	8,125	291,606
STERIS Corp.(a)	6,790	225,564
Techne Corp.	4,228	260,994
Teleflex, Inc.	7,361	417,958

Total Healthcare-Products		1,497,887
Healthcare-Services – 0.1%
Universal Health Services, Inc. Class B	4,431	172,189
Home Builders – 0.6%
D.R. Horton, Inc.	33,468	372,164
Lennar Corp. Class A	14,235	218,934
Lennar Corp. Class B	3,693	45,498
MDC Holdings, Inc.	11,223	325,804
Thor Industries, Inc.(a)	3,843	128,356

Total Home Builders		1,090,756
Household Products/Wares – 1.1%
Avery Dennison Corp.	18,181	674,879
Church & Dwight Co., Inc.(a)	4,997	324,505
Jarden Corp.	6,677	207,855
Scotts Miracle-Gro Co. (The) Class A	6,264	324,037
Tupperware Brands Corp.(a)	10,233	468,262

Total Household Products/Wares		1,999,538
Housewares – 0.4%
Newell Rubbermaid, Inc.(a)	27,392	487,851
Toro Co. (The)	3,616	203,328

Total Housewares		691,179
Insurance – 7.4%
American Financial Group, Inc.	19,297	590,102
American National Insurance Co.	5,244	398,387

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2010

Investments	Shares	Value

Arthur J. Gallagher & Co.	43,170	$1,138,393
Assurant, Inc.	17,337	705,616
Brown & Brown, Inc.	18,044	364,308
Cincinnati Financial Corp.(a)	73,093	2,108,733
Erie Indemnity Co. Class A	16,879	946,237
Fidelity National Financial, Inc. Class A	74,390	1,168,667
Hanover Insurance Group, Inc. (The)(a)	6,445	302,915
HCC Insurance Holdings, Inc.	16,360	426,833
Mercury General Corp.	24,392	996,901
Old Republic International Corp.(a)	117,594	1,628,677
Protective Life Corp.	17,689	384,913
Reinsurance Group of America, Inc.	4,153	200,548
StanCorp Financial Group, Inc.(a)	7,338	278,844
Torchmark Corp.(a)	8,486	450,946
Transatlantic Holdings, Inc.(a)	7,682	390,399
Unitrin, Inc.	16,946	413,313
W.R. Berkley Corp.	12,075	326,870
Wesco Financial Corp.	233	83,449

Total Insurance		13,305,051
Investment Companies – 0.8%
Apollo Investment Corp.(a)	143,563	1,468,649
Iron/Steel – 0.7%
AK Steel Holding Corp.	7,674	105,978
Allegheny Technologies, Inc.(a)	12,722	590,937
Reliance Steel & Aluminum Co.	4,976	206,653
Steel Dynamics, Inc.	27,517	388,265

Total Iron/Steel		1,291,833
Leisure Time – 0.3%
Polaris Industries, Inc.(a)	8,674	564,677
Lodging – 0.4%
Choice Hotels International, Inc.(a)	9,898	360,881
Wyndham Worldwide Corp.	10,061	276,376

Total Lodging		637,257
Machinery-Construction & Mining – 0.0%
Bucyrus International, Inc.	1,079	74,829
Machinery-Diversified – 0.6%
Gardner Denver, Inc.	1,763	94,638
Graco, Inc.	11,627	368,925
IDEX Corp.	8,892	315,755
Nordson Corp.	3,356	247,303
Wabtec Corp.	357	17,061

Total Machinery-Diversified		1,043,682
Media – 0.7%
Factset Research Systems, Inc.	4,254	345,127
Gannett Co., Inc.(a)	20,336	248,709
John Wiley & Sons, Inc. Class A	4,775	195,106
Washington Post Co. (The) Class B(a)	1,160	463,316

Total Media		1,252,258
Metal Fabricate/Hardware – 0.5%
Commercial Metals Co.	23,331	338,066
Timken Co.	10,682	409,762

Investments	Shares	Value

Valmont Industries, Inc.	1,392	$100,781

Total Metal Fabricate/Hardware		848,609
Mining – 0.3%
Compass Minerals International, Inc.	5,043	386,395
Royal Gold, Inc.	2,260	112,638

Total Mining		499,033
Miscellaneous Manufacturing – 3.0%
A.O. Smith Corp.	3,267	189,127
Acuity Brands, Inc.(a)	4,638	205,185
Aptargroup, Inc.	8,186	373,855
Carlisle Cos., Inc.	8,409	251,849
CLARCOR, Inc.	4,283	165,452
Crane Co.	11,266	427,432
Donaldson Co., Inc.	6,230	293,620
Harsco Corp.	15,415	378,901
Leggett & Platt, Inc.(a)	58,134	1,323,130
Pall Corp.	14,028	584,126
Pentair, Inc.(a)	16,331	549,211
SPX Corp.(a)	6,517	412,396
Trinity Industries, Inc.	10,040	223,591

Total Miscellaneous Manufacturing		5,377,875
Office/Business Equipment – 1.1%
Pitney Bowes, Inc.(a)	95,816	2,048,546
Oil & Gas – 0.9%
Cabot Oil & Gas Corp.	2,150	64,737
Cimarex Energy Co.	2,911	192,650
EXCO Resources, Inc.	6,953	103,391
Helmerich & Payne, Inc.	3,876	156,823
Patterson-UTI Energy, Inc.	14,792	252,647
SM Energy Co.*	1,298	48,623
Sunoco, Inc.	20,045	731,642

Total Oil & Gas		1,550,513
Oil & Gas Services – 0.1%
CARBO Ceramics, Inc.	1,867	151,227
Packaging & Containers – 2.5%
Ball Corp.	5,379	316,554
Bemis Co., Inc.(a)	23,726	753,301
Greif, Inc. Class A	5,240	308,322
Greif, Inc. Class B(a)	8,327	477,970
Packaging Corp. of America	19,445	450,541
Rock-Tenn Co. Class A	3,245	161,633
Sealed Air Corp.	25,862	581,378
Silgan Holdings, Inc.	7,955	252,173
Sonoco Products Co.	27,178	908,832
Temple-Inland, Inc.	14,084	262,807

Total Packaging & Containers		4,473,511
Pharmaceuticals – 0.2%
Medicis Pharmaceutical Corp. Class A	2,520	74,718
Omnicare, Inc.(a)	3,165	75,580
Perrigo Co.(a)	4,510	289,632

Total Pharmaceuticals		439,930

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2010

Investments	Shares	Value

Pipelines – 0.8%
Oneok, Inc.(a)	30,423	$1,370,252
Real Estate – 0.0%
Jones Lang LaSalle, Inc.	1,013	87,392
REITS – 20.5%
Alexandria Real Estate Equities, Inc.	7,244	507,080
AMB Property Corp.(a)	47,171	1,248,616
American Campus Communities, Inc.	18,393	559,883
Apartment Investment & Management Co. Class A	22,646	484,172
BioMed Realty Trust, Inc.(a)	20,132	360,765
BRE Properties, Inc.	18,379	762,729
Camden Property Trust	21,285	1,021,041
CommonWealth REIT	31,594	808,806
Corporate Office Properties Trust SBI MD(a)	18,314	683,295
Developers Diversified Realty Corp.(a)	13,144	147,476
Digital Realty Trust, Inc.(a)	20,989	1,295,021
Douglas Emmett, Inc.(a)	25,316	443,283
Duke Realty Corp.	94,422	1,094,351
Entertainment Properties Trust(a)	23,291	1,005,705
Equity Lifestyle Properties, Inc.	5,412	294,846
Equity One, Inc.(a)	34,362	580,031
Essex Property Trust, Inc.	10,344	1,132,047
Federal Realty Investment Trust	17,927	1,463,919
Healthcare Realty Trust, Inc.	30,977	724,552
Highwoods Properties, Inc.(a)	27,066	878,833
Home Properties, Inc.(a)	14,573	770,912
Kilroy Realty Corp.	14,445	478,707
Kimco Realty Corp.(a)	137,828	2,170,791
Liberty Property Trust(a)	48,254	1,539,303
Macerich Co. (The)	51,424	2,208,661
Mack-Cali Realty Corp.(a)	30,439	995,660
Mid-America Apartment Communities, Inc.(a)	10,804	629,657
National Retail Properties, Inc.(a)	43,282	1,086,811
Nationwide Health Properties, Inc.(a)	42,213	1,632,377
Omega Healthcare Investors, Inc.(a)	39,549	887,875
Realty Income Corp.(a)	47,806	1,612,018
Regency Centers Corp.	32,472	1,281,670
Senior Housing Properties Trust	60,219	1,415,147
SL Green Realty Corp.(a)	4,645	294,168
Tanger Factory Outlet Centers(a)	11,361	535,558
Taubman Centers, Inc.(a)	18,594	829,478
UDR, Inc.	51,053	1,078,239
Washington Real Estate Investment Trust(a)	27,603	875,843
Weingarten Realty Investors(a)	45,544	993,770

Total REITS		36,813,096
Retail – 4.5%
Abercrombie & Fitch Co. Class A	12,933	508,526
Advance Auto Parts, Inc.	4,019	235,835
American Eagle Outfitters, Inc.	37,177	556,168
Barnes & Noble, Inc.(a)	22,808	369,718
Brinker International, Inc.	21,959	414,147
Burger King Holdings, Inc.	14,306	341,627
Casey’s General Stores, Inc.	4,119	171,968

Investments	Shares	Value

Darden Restaurants, Inc.	29,226	$1,250,288
Family Dollar Stores, Inc.	19,458	859,265
Foot Locker, Inc.	68,055	988,839
Guess ?, Inc.(a)	7,869	319,717
MSC Industrial Direct Co. Class A	5,618	303,597
Nu Skin Enterprises, Inc. Class A	7,962	229,306
PetSmart, Inc.	13,257	463,995
Phillips-Van Heusen Corp.	1,363	81,998
RadioShack Corp.	11,539	246,127
Wendy’s/Arby’s Group, Inc. Class A	46,383	210,115
Williams-Sonoma, Inc.(a)	17,165	544,130
World Fuel Services Corp.	2,473	64,323

Total Retail		8,159,689
Savings & Loans – 2.6%
Capitol Federal Financial(a)	34,976	863,907
First Niagara Financial Group, Inc.	55,722	649,161
New York Community Bancorp, Inc.(a)	181,694	2,952,528
Washington Federal, Inc.(a)	9,034	137,859

Total Savings & Loans		4,603,455
Semiconductors – 0.5%
Intersil Corp. Class A	30,612	357,854
National Semiconductor Corp.	37,120	474,023

Total Semiconductors		831,877
Software – 0.8%
Broadridge Financial Solutions, Inc.	24,903	569,531
Dun & Bradstreet Corp.(a)	6,291	466,415
Quality Systems, Inc.(a)	4,180	277,176
Solera Holdings, Inc.	3,563	157,342

Total Software		1,470,464
Telecommunications – 3.5%
Frontier Communications Corp.(a)	304,997	2,491,825
Telephone & Data Systems, Inc.(a)	4,679	153,471
Telephone & Data Systems, Inc. Special Shares*	5,254	148,951
Windstream Corp.(a)	289,354	3,556,161

Total Telecommunications		6,350,408
Textiles – 0.3%
Cintas Corp.	17,775	489,701
Toys/Games/Hobbies – 0.6%
Hasbro, Inc.	25,700	1,143,907
Transportation – 0.9%
Con-way, Inc.(a)	4,104	127,183
Heartland Express, Inc.(a)	3,466	51,539
JB Hunt Transport Services, Inc.	12,350	428,545
Knight Transportation, Inc.(a)	6,709	129,685
Landstar System, Inc.	1,686	65,113
Ryder System, Inc.(a)	9,580	409,737
Tidewater, Inc.(a)	8,170	366,098
Werner Enterprises, Inc.(a)	5,133	105,175

Total Transportation		1,683,075

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2010

Investments	Shares	Value

Trucking & Leasing – 0.2%
GATX Corp.	12,785	$374,856
Water – 1.0%
American Water Works Co., Inc.	48,041	1,117,914
Aqua America, Inc.(a)	33,351	680,360

Total Water		1,798,274
TOTAL COMMON STOCKS (Cost: $171,695,316)		178,240,941
EXCHANGE-TRADED FUNDS – 0.7%
WisdomTree LargeCap Dividend Fund(b)	25,116	1,071,699
WisdomTree SmallCap Earnings Fund(b)	4,232	191,075

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,199,544)		1,262,774
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $37,437)	37,437	37,437
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 24.5%
MONEY MARKET FUND – 24.5%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $44,155,000)(e)	44,155,000	44,155,000
TOTAL INVESTMENTS IN SECURITIES – 124.3% (Cost: $217,087,297)(f)		223,696,152
Liabilities in Excess of Other Assets – (24.3)%		(43,752,060)

NET ASSETS – 100.0%		$179,944,092

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $42,761,895 and the total market value of the collateral held by the Fund was $44,155,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.1%
Advertising – 0.3%
Harte-Hanks, Inc.	37,261	$434,836
Marchex, Inc. Class B(a)	8,617	46,963

Total Advertising		481,799
Aerospace/Defense – 0.6%
Cubic Corp.	2,723	111,098
Curtiss-Wright Corp.	9,965	301,939
Ducommun, Inc.(a)	3,502	76,274
HEICO Corp.(a)	768	35,052
HEICO Corp. Class A	1,467	49,981
Kaman Corp.(a)	12,470	326,839
National Presto Industries, Inc.	1,350	143,734
Triumph Group, Inc.(a)	1,180	88,016

Total Aerospace/Defense		1,132,933
Agriculture – 2.3%
Andersons, Inc. (The)	5,077	192,418
Griffin Land & Nurseries, Inc.	1,411	37,307
Universal Corp.(a)	21,382	857,204
Vector Group Ltd.(a)	170,364	3,185,807

Total Agriculture		4,272,736
Airlines – 0.1%
Skywest, Inc.	10,349	144,472
Apparel – 0.8%
Cherokee, Inc.(a)	22,476	409,962
Columbia Sportswear Co.(a)	12,990	759,136
Oxford Industries, Inc.	5,633	133,953
Weyco Group, Inc.(a)	6,100	147,742

Total Apparel		1,450,793
Auto Parts & Equipment – 0.5%
Cooper Tire & Rubber Co.(a)	26,848	527,026
Spartan Motors, Inc.	13,678	63,466
Superior Industries International, Inc.	21,898	378,398
Titan International, Inc.(a)	1,339	18,170

Total Auto Parts & Equipment		987,060
Banks – 13.4%
1st Source Corp.	20,227	351,141
Alliance Financial Corp.(a)	3,565	107,770
American National Bankshares, Inc.(a)	5,347	117,313
Arrow Financial Corp.(a)	9,091	228,002
Bancfirst Corp.	7,715	312,149
Bancorp Rhode Island, Inc.	2,435	68,010
Bank Mutual Corp.	38,280	198,673
Bank of Kentucky Financial Corp.(a)	3,065	49,377
Bank of Marin Bancorp(a)	1,846	59,515
Bank of the Ozarks, Inc.(a)	6,666	247,242
Boston Private Financial Holdings, Inc.	10,144	66,342
Bridge Bancorp, Inc.(a)	5,133	128,274
Bryn Mawr Bank Corp.(a)	6,504	111,999
Camden National Corp.(a)	4,795	166,147
Capital City Bank Group, Inc.(a)	20,149	244,609

Investments	Shares	Value

CapitalSource, Inc.	70,223	$374,991
Cardinal Financial Corp.	2,895	27,821
Cass Information Systems, Inc.(a)	3,424	117,477
Cathay General Bancorp	7,006	83,301
Center Bancorp, Inc.(a)	3,447	26,335
Centerstate Banks, Inc.	2,076	17,812
Century Bancorp, Inc. Class A	1,761	42,070
Chemical Financial Corp.(a)	24,540	506,506
Citizens Holding Co.(a)	3,401	64,789
City Holding Co.(a)	14,100	432,447
CNB Financial Corp.(a)	7,290	100,237
CoBiz Financial, Inc.(a)	6,554	36,440
Columbia Banking System, Inc.	1,597	31,381
Community Bank System, Inc.(a)	30,711	706,660
Community Trust Bancorp, Inc.(a)	15,859	429,620
CVB Financial Corp.(a)	91,041	683,718
Financial Institutions, Inc.(a)	7,830	138,278
First Bancorp(a)	7,692	104,765
First Bancorp, Inc.(a)	9,819	135,797
First Busey Corp.(a)	51,281	233,329
First Commonwealth Financial Corp.(a)	44,908	244,749
First Community Bancshares, Inc.	12,674	163,495
First Financial Bancorp(a)	28,892	481,919
First Financial Bankshares, Inc.(a)	10,651	500,490
First Financial Corp.(a)	7,824	230,808
First Merchants Corp.(a)	25,426	194,000
First Midwest Bancorp, Inc.	4,263	49,152
FNB Corp.(a)	166,105	1,421,859
German American Bancorp, Inc.(a)	8,153	139,905
Glacier Bancorp, Inc.(a)	49,037	715,940
Great Southern Bancorp, Inc.(a)	9,381	204,224
Heartland Financial USA, Inc.(a)	8,916	137,217
Home Bancshares, Inc.(a)	5,928	120,457
Hudson Valley Holding Corp.	9,565	186,709
Iberiabank Corp.(a)	10,719	535,736
Independent Bank Corp.	14,761	332,418
International Bancshares Corp.	27,167	458,851
Lakeland Bancorp, Inc.(a)	16,809	141,700
Lakeland Financial Corp.	11,637	217,146
MainSource Financial Group, Inc.	3,527	26,946
MB Financial, Inc.	2,390	38,766
Merchants Bancshares, Inc.*	5,639	140,637
National Penn Bancshares, Inc.(a)	18,227	113,919
NBT Bancorp, Inc.	28,055	619,174
Northrim BanCorp, Inc.	2,972	49,335
Old National Bancorp	41,541	436,181
Pacific Continental Corp.	1,344	12,163
PacWest Bancorp(a)	1,489	28,380
Park National Corp.(a)	18,766	1,201,775
Peapack Gladstone Financial Corp.(a)	3,464	40,806
Penns Woods Bancorp, Inc.(a)	4,506	148,923
Porter Bancorp, Inc.(a)	9,054	90,902
PrivateBancorp, Inc.	6,233	70,994
Renasant Corp.(a)	21,885	332,871

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2010

Investments	Shares	Value

Republic Bancorp, Inc. Class A(a)	10,429	$220,365
S&T Bancorp, Inc.(a)	20,515	357,371
S.Y. Bancorp, Inc.(a)	8,745	217,051
Sandy Spring Bancorp, Inc.(a)	1,689	26,180
SCBT Financial Corp.(a)	6,554	204,419
Shore Bancshares, Inc.	7,697	73,121
Simmons First National Corp. Class A	9,830	277,894
Southside Bancshares, Inc.(a)	9,089	171,691
State Bancorp, Inc.	8,680	77,946
StellarOne Corp.	7,862	100,005
Sterling Bancorp	20,249	175,964
Sterling Bancshares, Inc.(a)	70,856	380,497
Suffolk Bancorp(a)	6,137	155,389
Susquehanna Bancshares, Inc.	12,056	101,753
Synovus Financial Corp.(a)	204,412	502,854
Tompkins Financial Corp.(a)	7,432	294,753
Tower Bancorp, Inc.(a)	6,805	137,937
TowneBank*(a)	13,565	202,932
Trico Bancshares(a)	10,232	157,266
TrustCo Bank Corp.(a)	62,345	346,638
Trustmark Corp.(a)	49,551	1,077,239
Umpqua Holdings Corp.(a)	28,334	321,308
Union First Market Bankshares Corp.	7,403	96,683
United Bankshares, Inc.(a)	55,638	1,384,830
Univest Corp. of Pennsylvania(a)	15,468	270,071
Washington Banking Co.	2,809	38,933
Washington Trust Bancorp, Inc.(a)	18,516	354,026
Webster Financial Corp.	4,999	87,782
WesBanco, Inc.(a)	25,260	412,748
Whitney Holding Corp.	8,614	70,376
Wilmington Trust Corp.(a)	4,527	40,652
Wintrust Financial Corp.	3,077	99,726

Total Banks		25,015,284
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	2,755	145,822
Farmer Bros Co.	8,016	128,256

Total Beverages		274,078
Building Materials – 0.8%
AAON, Inc.	6,426	151,139
Apogee Enterprises, Inc.	13,253	121,265
Comfort Systems USA, Inc.	12,336	132,365
Eagle Materials, Inc.	13,874	328,814
LSI Industries, Inc.	12,092	77,631
Quanex Building Products Corp.	5,689	98,249
Simpson Manufacturing Co., Inc.(a)	15,526	400,260
Texas Industries, Inc.(a)	4,969	156,623
Universal Forest Products, Inc.	4,256	124,488

Total Building Materials		1,590,834
Chemicals – 2.7%
Aceto Corp.	20,286	137,742
American Vanguard Corp.	1,951	12,057
Arch Chemicals, Inc.	14,618	512,946
Balchem Corp.	1,934	59,683

Investments	Shares	Value

H.B. Fuller Co.	12,218	$242,772
Hawkins, Inc.(a)	5,631	199,450
Innophos Holdings, Inc.(a)	13,432	444,599
KMG Chemicals, Inc.	1,481	20,867
Minerals Technologies, Inc.	1,388	81,781
Quaker Chemical Corp.	10,610	345,462
Schulman A., Inc.	16,257	327,578
Sensient Technologies Corp.	29,687	905,157
Stepan Co.(a)	2,910	172,010
Valhi, Inc.(a)	74,969	1,521,871
Zep, Inc.	4,158	72,515

Total Chemicals		5,056,490
Commercial Services – 4.6%
ABM Industries, Inc.(a)	27,502	593,768
Administaff, Inc.(a)	11,600	312,388
Advance America, Cash Advance Centers, Inc.	54,463	219,486
Arbitron, Inc.	9,599	268,484
Barrett Business Services, Inc.	5,629	85,505
CDI Corp.	15,824	204,446
Chemed Corp.	4,782	272,431
Corporate Executive Board Co. (The)	12,889	406,777
Deluxe Corp.(a)	70,910	1,356,508
Diamond Management & Technology Consultants, Inc.(a)	23,284	291,050
Electro Rent Corp.	25,188	334,497
Great Lakes Dredge & Dock Corp.	12,790	74,310
Healthcare Services Group, Inc.	34,537	787,098
Heartland Payment Systems, Inc.	2,630	40,029
Heidrick & Struggles International, Inc.	6,262	121,984
Hillenbrand, Inc.(a)	50,652	1,089,525
Landauer, Inc.(a)	6,770	424,005
MAXIMUS, Inc.	3,699	227,784
McGrath Rentcorp	20,004	479,096
Monro Muffler, Inc.(a)	3,384	156,036
Multi-Color Corp.	4,406	67,852
National Research Corp.	3,930	102,494
Sotheby’s(a)	12,142	447,068
Stewart Enterprises, Inc. Class A(a)	44,973	242,404
Viad Corp.	3,265	63,145

Total Commercial Services		8,668,170
Computers – 0.2%
iGate Corp.	12,551	227,675
MTS Systems Corp.	7,390	229,090

Total Computers		456,765
Cosmetics/Personal Care – 0.1%
Inter Parfums, Inc.(a)	7,469	131,380
Distribution/Wholesale – 0.4%
Houston Wire & Cable Co.(a)	10,710	107,421
Pool Corp.(a)	28,871	579,441

Total Distribution/Wholesale		686,862
Diversified Financial Services – 1.6%
BGC Partners, Inc. Class A(a)	84,109	502,131
Calamos Asset Management, Inc. Class A	8,004	92,046

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2010

Investments	Shares	Value

Cohen & Steers, Inc.	8,453	$183,430
Duff & Phelps Corp. Class A	5,893	79,379
Evercore Partners, Inc. Class A(a)	6,123	175,179
GAMCO Investors, Inc. Class A(a)	485	18,687
GFI Group, Inc.(a)	105,868	491,228
JMP Group, Inc.	1,840	11,224
MarketAxess Holdings, Inc.	13,140	223,117
Nelnet, Inc. Class A	12,752	291,766
Oppenheimer Holdings, Inc. Class A	3,733	104,337
Sanders Morris Harris Group, Inc.(a)	21,285	120,473
Student Loan Corp. (The)	13,190	391,743
SWS Group, Inc.*	17,125	122,786
US Global Investors, Inc. Class A	4,704	29,729
Westwood Holdings Group, Inc.	5,735	194,015

Total Diversified Financial Services		3,031,270
Electric – 6.1%
ALLETE, Inc.	37,733	1,374,613
Avista Corp.	43,817	914,899
Black Hills Corp.	42,956	1,340,227
Central Vermont Public Service Corp.	10,723	216,283
CH Energy Group, Inc.	17,112	755,666
Empire District Electric Co. (The)	51,334	1,034,380
MGE Energy, Inc.(a)	19,619	776,716
NorthWestern Corp.	37,837	1,078,355
Otter Tail Corp.(a)	36,559	745,438
PNM Resources, Inc.(a)	70,825	806,697
UIL Holdings Corp.(a)	38,721	1,090,383
Unisource Energy Corp.(a)	26,787	895,489
Unitil Corp.	13,361	293,274

Total Electric		11,322,420
Electrical Components & Equipment – 0.2%
Belden, Inc.	8,645	228,055
Encore Wire Corp.	1,852	37,984
Graham Corp.	728	11,299
Insteel Industries, Inc.	3,554	31,915

Total Electrical Components & Equipment		309,253
Electronics - 0.8%
American Science & Engineering, Inc.(a)	2,118	155,991
Analogic Corp.	2,963	132,979
Badger Meter, Inc.(a)	3,812	154,310
Bel Fuse, Inc. Class B(a)	2,703	56,277
CTS Corp.(a)	9,368	90,120
Daktronics, Inc.*	8,577	84,226
Methode Electronics, Inc.	25,818	234,427
Park Electrochemical Corp.*	6,941	182,826
Technitrol, Inc.	19,396	85,536
Watts Water Technologies, Inc. Class A(a)	8,529	290,413

Total Electronics		1,467,105
Engineering & Construction – 0.2%
Granite Construction, Inc.(a)	12,744	289,798
VSE Corp.	469	16,542

Total Engineering & Construction		306,340

Investments	Shares	Value

Entertainment – 0.7%
Churchill Downs, Inc.(a)	3,994	$142,666
Dover Downs Gaming & Entertainment, Inc.(a)	17,372	59,065
International Speedway Corp. Class A	2,744	66,953
National CineMedia, Inc.	37,693	674,705
Speedway Motorsports, Inc.	18,950	297,136

Total Entertainment		1,240,525
Environmental Control – 0.6%
EnergySolutions, Inc.	20,659	103,915
Met-Pro Corp.	7,376	74,424
Mine Safety Appliances Co.	26,992	731,483
U.S. Ecology, Inc.	16,912	270,592

Total Environmental Control		1,180,414
Food – 2.1%
Arden Group, Inc. Class A	685	56,513
B&G Foods, Inc. Class A	71,856	784,668
Calavo Growers, Inc.(a)	9,116	197,635
Diamond Foods, Inc.(a)	1,832	75,094
Imperial Sugar Co.	1,414	18,495
Ingles Markets, Inc. Class A	11,471	190,533
J&J Snack Foods Corp.	3,772	158,160
Lance, Inc.	17,108	364,400
Nash Finch Co.	5,122	217,890
Ruddick Corp.(a)	19,313	669,775
Sanderson Farms, Inc.	6,103	264,199
Spartan Stores, Inc.(a)	6,891	99,919
Village Super Market, Inc. Class A	4,728	132,100
Weis Markets, Inc.	18,518	724,609

Total Food		3,953,990
Forest Products & Paper – 1.4%
Deltic Timber Corp.(a)	1,718	76,966
Neenah Paper, Inc.	9,484	144,157
PH Glatfelter Co.	28,671	348,639
Potlatch Corp.(a)	53,547	1,820,598
Schweitzer-Mauduit International, Inc.	3,170	184,843

Total Forest Products & Paper		2,575,203
Gas – 2.1%
Chesapeake Utilities Corp.	5,755	208,446
Laclede Group, Inc. (The)(a)	21,327	734,076
Northwest Natural Gas Co.(a)	20,360	966,082
South Jersey Industries, Inc.	21,424	1,059,845
Southwest Gas Corp.(a)	30,770	1,033,564

Total Gas		4,002,013
Hand/Machine Tools – 0.7%
Baldor Electric Co.	23,603	953,561
Franklin Electric Co., Inc.(a)	8,417	279,108

Total Hand/Machine Tools		1,232,669
Healthcare-Products – 0.6%
Atrion Corp.	405	63,792
Invacare Corp.	1,253	33,217
Meridian Bioscience, Inc.(a)	26,343	576,385

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2010

Investments	Shares	Value

Utah Medical Products, Inc.	2,274	$66,628
West Pharmaceutical Services, Inc.(a)	11,130	381,870
Young Innovations, Inc.	1,025	29,325

Total Healthcare-Products		1,151,217
Healthcare-Services – 0.2%
America Service Group, Inc.	2,555	38,019
Ensign Group, Inc. (The)	4,976	89,319
National Healthcare Corp.(a)	8,477	314,242

Total Healthcare-Services		441,580
Holding Companies-Diversified – 0.8%
Compass Diversified Holdings	85,970	1,389,275
Primoris Services Corp.	7,971	52,131

Total Holding Companies-Diversified		1,441,406
Home Builders – 0.3%
KB Home(a)	34,546	391,406
Ryland Group, Inc.	5,866	105,119
Skyline Corp.(a)	7,081	143,461

Total Home Builders		639,986
Home Furnishings – 0.2%
American Woodmark Corp.	5,323	94,377
Ethan Allen Interiors, Inc.	9,116	159,166
Hooker Furniture Corp.	7,151	83,166
Kimball International, Inc. Class B	13,481	78,594

Total Home Furnishings		415,303
Household Products/Wares – 0.8%
American Greetings Corp. Class A(a)	16,132	299,894
Blyth, Inc.	1,258	51,880
CSS Industries, Inc.	6,348	109,757
Ennis, Inc.	22,386	400,485
Oil-Dri Corp. of America(a)	4,050	87,115
Standard Register Co. (The)	18,415	53,772
WD-40 Co.	10,887	413,924

Total Household Products/Wares		1,416,827
Insurance – 3.9%
American Equity Investment Life Holding Co.(a)	13,437	137,595
American Physicians Capital, Inc.	2,738	113,518
Amtrust Financial Services, Inc.(a)	24,720	358,934
Baldwin & Lyons, Inc. Class B(a)	10,282	261,677
Delphi Financial Group, Inc. Class A(a)	18,154	453,668
Donegal Group, Inc. Class A	12,093	158,056
EMC Insurance Group, Inc.	8,980	191,454
Employers Holdings, Inc.	14,837	233,980
FBL Financial Group, Inc. Class A(a)	8,380	217,712
First Mercury Financial Corp.	2,449	24,686
Harleysville Group, Inc.(a)	23,093	757,219
Horace Mann Educators Corp.	13,672	243,088
Infinity Property & Casualty Corp.	3,492	170,305
Life Partners Holdings, Inc.	14,825	282,120
Meadowbrook Insurance Group, Inc.	19,556	175,417
Mercer Insurance Group, Inc.	2,123	37,789
National Interstate Corp.(a)	6,262	136,324

Investments	Shares	Value

National Western Life Insurance Co. Class A	150	$21,102
NYMAGIC, Inc.	2,491	63,944
Presidential Life Corp.	15,480	151,704
Radian Group, Inc.	2,616	20,457
RLI Corp.(a)	9,320	527,698
Safety Insurance Group, Inc.	13,521	568,152
Selective Insurance Group, Inc.	34,209	557,265
State Auto Financial Corp.	27,067	411,689
Stewart Information Services Corp.(a)	3,431	38,839
Tower Group, Inc.(a)	11,373	265,560
United Fire & Casualty Co.	18,378	389,797
Universal Insurance Holdings, Inc.(a)	82,476	370,317

Total Insurance		7,340,066
Internet – 1.2%
Earthlink, Inc.(a)	151,828	1,380,117
Keynote Systems, Inc.	5,978	69,464
NutriSystem, Inc.	14,361	276,306
United Online, Inc.	97,992	560,514

Total Internet		2,286,401
Investment Companies – 7.5%
Ares Capital Corp.	266,966	4,178,018
BlackRock Kelso Capital Corp.	184,031	2,116,357
Capital Southwest Corp.(a)	760	69,008
Fifth Street Finance Corp.*(a)	80,673	898,697
Gladstone Capital Corp.(a)	46,356	522,432
Gladstone Investment Corp.	46,684	312,783
Hercules Technology Growth Capital, Inc.(a)	88,219	891,894
Kohlberg Capital Corp.(a)	85,321	570,798
Main Street Capital Corp.(a)	20,551	326,555
Medallion Financial Corp.	34,699	270,305
MVC Capital, Inc.	22,070	286,248
NGP Capital Resources Co.	32,814	297,295
PennantPark Investment Corp.(a)	58,874	624,653
Prospect Capital Corp.(a)	154,389	1,499,117
TICC Capital Corp.	58,572	606,220
Triangle Capital Corp.(a)	27,689	442,470

Total Investment Companies		13,912,850
Iron/Steel – 0.5%
Carpenter Technology Corp.(a)	25,819	870,358
Schnitzer Steel Industries, Inc. Class A(a)	613	29,596

Total Iron/Steel		899,954
Leisure Time – 0.1%
Ambassadors Group, Inc.(a)	7,443	84,404
Brunswick Corp.(a)	8,436	128,396
Callaway Golf Co.	7,733	54,131

Total Leisure Time		266,931
Lodging – 0.4%
Ameristar Casinos, Inc.(a)	31,412	548,140
Marcus Corp.	11,451	135,694

Total Lodging		683,834

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2010

Investments	Shares	Value

Machinery-Diversified – 1.7%
Alamo Group, Inc.	3,835	$85,636
Albany International Corp. Class A	13,296	251,560
Applied Industrial Technologies, Inc.	24,020	735,012
Briggs & Stratton Corp.(a)	24,729	470,098
Cascade Corp.	412	13,102
Cognex Corp.(a)	9,558	256,346
Gorman-Rupp Co. (The)	5,187	142,954
Lindsay Corp.	2,156	93,398
Manitowoc Co., Inc. (The)(a)	21,401	259,166
NACCO Industries, Inc. Class A	5,711	499,084
Robbins & Myers, Inc.	4,460	119,439
Tennant Co.(a)	8,006	247,385
Twin Disc, Inc.	6,816	95,083

Total Machinery-Diversified		3,268,263
Media – 1.2%
Courier Corp.	15,771	224,264
Meredith Corp.(a)	21,961	731,521
PRIMEDIA, Inc.	64,884	246,559
Scholastic Corp.	7,704	214,325
Value Line, Inc.	6,589	91,390
World Wrestling Entertainment, Inc. Class A(a)	49,518	688,795

Total Media		2,196,854
Metal Fabricate/Hardware – 1.3%
Ampco-Pittsburgh Corp.	5,147	127,749
CIRCOR International, Inc.	2,045	64,622
Dynamic Materials Corp.	2,103	31,776
Haynes International, Inc.	6,908	241,227
Kaydon Corp.	13,735	475,231
Lawson Products, Inc.	2,549	38,923
Mueller Industries, Inc.	12,627	334,489
Mueller Water Products, Inc. Class A(a)	43,579	131,609
Olympic Steel, Inc.	607	13,955
Sun Hydraulics Corp.(a)	4,699	132,465
Worthington Industries, Inc.	55,269	830,693

Total Metal Fabricate/Hardware		2,422,739
Mining – 0.5%
AMCOL International Corp.(a)	15,968	418,202
Kaiser Aluminum Corp.(a)	10,126	433,291

Total Mining		851,493
Miscellaneous Manufacturing – 1.9%
Actuant Corp. Class A*(a)	3,007	69,041
Ameron International Corp.	3,697	251,248
Barnes Group, Inc.	22,606	397,639
Brink’s Co. (The)	15,787	363,101
ESCO Technologies, Inc.(a)	4,818	160,247
Federal Signal Corp.	39,957	215,368
John Bean Technologies Corp.(a)	9,991	160,955
Koppers Holdings, Inc.	13,256	356,189
Matthews International Corp. Class A	5,214	184,367
Myers Industries, Inc.	19,096	164,035
NL Industries, Inc.(a)	71,120	645,770

Investments	Shares	Value

Raven Industries, Inc.(a)	6,452	$244,466
Standex International Corp.	2,482	60,040
Sturm Ruger & Co., Inc.	14,774	201,517
Tredegar Corp.	7,629	144,798

Total Miscellaneous Manufacturing		3,618,781
Office Furnishings – 0.8%
Herman Miller, Inc.	6,231	122,626
HNI Corp.(a)	28,658	824,204
Interface, Inc. Class A	1,743	24,803
Knoll, Inc.(a)	7,897	122,483
Steelcase, Inc. Class A	42,512	354,125

Total Office Furnishings		1,448,241
Oil & Gas – 0.9%
Alon USA Energy, Inc.(a)	21,851	117,995
Berry Petroleum Co. Class A(a)	8,927	283,254
Delek US Holdings, Inc.(a)	26,434	189,267
Holly Corp.(a)	25,356	728,985
Houston American Energy Corp.(a)	1,955	19,550
Panhandle Oil and Gas, Inc. Class A*	1,913	47,232
Penn Virginia Corp.(a)	9,968	159,887
W&T Offshore, Inc.	16,267	172,430

Total Oil & Gas		1,718,600
Oil & Gas Services – 0.6%
Gulf Island Fabrication, Inc.	526	9,573
Lufkin Industries, Inc.	8,877	389,700
RPC, Inc.	29,959	633,933

Total Oil & Gas Services		1,033,206
Real Estate – 0.0%
Consolidated-Tomoka Land Co.(a)	638	18,189
REITS – 17.2%
Acadia Realty Trust(a)	35,469	673,911
Agree Realty Corp.	14,400	363,600
Associated Estates Realty Corp.	22,298	311,726
Brandywine Realty Trust	98,421	1,205,657
CapLease, Inc.	49,076	274,335
CBL & Associates Properties, Inc.(a)	59,034	770,984
Cogdell Spencer, Inc.	62,950	397,844
Colonial Properties Trust	70,555	1,142,285
Cousins Properties, Inc.(a)	32,614	232,864
DCT Industrial Trust, Inc.(a)	253,112	1,212,406
EastGroup Properties, Inc.(a)	29,216	1,092,094
Education Realty Trust, Inc.	48,333	345,581
Extra Space Storage, Inc.(a)	80,609	1,292,968
First Potomac Realty Trust(a)	40,726	610,890
Franklin Street Properties Corp.(a)	87,983	1,092,749
Getty Realty Corp.(a)	42,754	1,147,090
Gladstone Commercial Corp.(a)	20,748	356,036
Glimcher Realty Trust	212,331	1,305,836
Government Properties Income Trust(a)	29,822	796,247
Hersha Hospitality Trust	87,629	453,918
Inland Real Estate Corp.(a)	128,952	1,071,591
Investors Real Estate Trust(a)	112,361	941,585

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2010

Investments	Shares	Value

Kite Realty Group Trust	75,377	$334,674
LaSalle Hotel Properties	2,645	61,867
Lexington Realty Trust(a)	175,747	1,258,349
LTC Properties, Inc.	26,982	688,581
Medical Properties Trust, Inc.(a)	138,037	1,399,695
Mission West Properties, Inc.	38,004	257,667
Monmouth Real Estate Investment Corp. Class A	46,045	360,072
National Health Investors, Inc.(a)	34,725	1,529,984
Parkway Properties, Inc.	28,303	418,884
Pennsylvania Real Estate Investment Trust(a)	69,225	821,009
Post Properties, Inc.	41,196	1,150,192
PS Business Parks, Inc.	17,658	998,913
Ramco-Gershenson Properties Trust	41,597	445,504
Saul Centers, Inc.	17,587	737,775
Sovran Self Storage, Inc.(a)	29,078	1,102,056
Sun Communities, Inc.	50,416	1,547,771
Universal Health Realty Income Trust(a)	19,070	656,199
Urstadt Biddle Properties, Inc.	9,327	146,900
Urstadt Biddle Properties, Inc. Class A	23,358	422,313
U-Store-It Trust(a)	25,623	213,952
Winthrop Realty Trust	30,134	372,456

Total REITS		32,017,010
Retail – 2.8%
bebe Stores, Inc.	28,967	208,852
Big 5 Sporting Goods Corp.	5,340	71,663
Bob Evans Farms, Inc.(a)	15,953	447,801
Books-A-Million, Inc.	10,244	61,464
Brown Shoe Co., Inc.	24,307	278,801
Buckle, Inc. (The)(a)	27,313	724,887
Cash America International, Inc.	2,504	87,640
Cato Corp. (The) Class A	19,215	514,193
Christopher & Banks Corp.	24,314	192,324
Cracker Barrel Old Country Store, Inc.	9,699	492,321
Dillard’s, Inc. Class A(a)	12,301	290,796
Finish Line, Inc. (The) Class A	13,095	182,151
Fred’s, Inc. Class A(a)	10,260	121,068
Frisch’s Restaurants, Inc.	2,390	46,916
Men’s Wearhouse, Inc. (The)(a)	14,457	343,932
PEP Boys-Manny, Moe & Jack	15,818	167,354
PetMed Express, Inc.	10,295	180,163
Pricesmart, Inc.	15,344	446,971
Regis Corp.	12,296	235,222
Stage Stores, Inc.	12,600	163,800

Total Retail		5,258,319
Savings & Loans – 3.9%
Abington Bancorp, Inc.	12,825	135,176
Astoria Financial Corp.(a)	88,108	1,200,912
BankFinancial Corp.	12,031	110,324
Berkshire Hills Bancorp, Inc.*(a)	9,477	179,684
Brookline Bancorp, Inc.	43,131	430,447
Brooklyn Federal Bancorp, Inc.(a)	11,219	20,531
Clifton Savings Bancorp, Inc.(a)	11,458	98,539
Danvers Bancorp, Inc.	2,665	40,854

Investments	Shares	Value

Dime Community Bancshares, Inc.	35,154	$486,883
ESB Financial Corp.	7,386	102,813
ESSA Bancorp, Inc.	4,819	57,057
First Financial Holdings, Inc.	5,001	55,711
Flushing Financial Corp.	29,890	345,528
Home Federal Bancorp, Inc.	6,053	73,665
Kearny Financial Corp.	28,620	252,715
NewAlliance Bancshares, Inc.(a)	51,714	652,631
Northfield Bancorp, Inc.	11,164	120,795
Northwest Bancshares, Inc.	78,084	873,760
OceanFirst Financial Corp.	27,898	342,308
Oritani Financial Corp.	26,545	264,919
Provident Financial Services, Inc.(a)	51,496	636,491
Provident New York Bancorp(a)	23,165	194,354
Rockville Financial, Inc.	8,109	93,172
Roma Financial Corp.	16,858	177,515
United Financial Bancorp, Inc.	6,827	92,233
Viewpoint Financial Group	11,116	102,823
Westfield Financial, Inc.	15,993	124,745
WSFS Financial Corp.	2,728	102,327

Total Savings & Loans		7,368,912
Semiconductors – 0.2%
Cohu, Inc.	8,536	107,468
Micrel, Inc.	22,858	225,380
Power Integrations, Inc.	1,559	49,561
Richardson Electronics Ltd.	3,921	41,170

Total Semiconductors		423,579
Software – 1.0%
American Software, Inc. Class A	26,519	156,462
Blackbaud, Inc.(a)	16,049	385,818
Bowne & Co., Inc.	26,249	297,401
Computer Programs & Systems, Inc.	7,291	310,378
Fair Isaac Corp.(a)	3,873	95,508
Opnet Technologies, Inc.	12,650	229,598
Pegasystems, Inc.(a)	2,824	87,685
QAD, Inc.(a)	10,382	43,189
Renaissance Learning, Inc.(a)	15,692	159,902
Schawk, Inc.	1,657	30,588

Total Software		1,796,529
Telecommunications – 2.6%
ADTRAN, Inc.	21,348	753,584
Alaska Communications Systems Group, Inc.(a)	98,280	997,542
Applied Signal Technology, Inc.	6,836	170,080
Atlantic Tele-Network, Inc.	4,892	240,882
Black Box Corp.	2,978	95,475
Consolidated Communications Holdings, Inc.	59,669	1,114,020
HickoryTech Corp.	15,247	130,057
NTELOS Holdings Corp.	55,443	938,096
Plantronics, Inc.	8,193	276,759
Preformed Line Products Co.	1,933	67,404
Shenandoah Telecommunications Co.*(a)	8,195	148,903

Total Telecommunications		4,932,802

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2010

Investments	Shares	Value

Textiles – 0.1%
G&K Services, Inc. Class A(a)	4,676	$106,894
Unifirst Corp.	942	41,589

Total Textiles		148,483
Transportation – 1.5%
Alexander & Baldwin, Inc.	31,668	1,103,313
Arkansas Best Corp.	10,120	245,208
Forward Air Corp.	6,694	174,044
Horizon Lines, Inc. Class A(a)	51,250	215,250
International Shipholding Corp.	10,923	308,465
Overseas Shipholding Group, Inc.(a)	21,968	753,942

Total Transportation		2,800,222
Trucking & Leasing – 0.0%
TAL International Group, Inc.(a)	1,781	43,136
Water – 1.0%
American States Water Co.	11,471	410,432
Artesian Resources Corp. Class A	6,008	114,573
California Water Service Group	13,716	506,806
Connecticut Water Service, Inc.	6,245	149,568
Middlesex Water Co.(a)	11,923	200,783
SJW Corp.	11,571	284,994
York Water Co.(a)	8,923	143,036

Total Water		1,810,192
TOTAL COMMON STOCKS (Cost: $172,812,880)		185,042,763
EXCHANGE-TRADED FUND – 0.6%
WisdomTree MidCap Dividend Fund(b) (Cost: $1,126,330)	25,238	1,181,139
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $405,132)	405,132	405,132
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 28.1%
MONEY MARKET FUND – 28.1%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d)
(Cost: $52,412,000)(e)	52,412,000	52,412,000
TOTAL INVESTMENTS IN SECURITIES – 128.0% (Cost: $226,756,342)(f)		239,041,034
Liabilities in Excess of Other Assets – (28.0)%		(52,389,482)

NET ASSETS – 100.0%		$186,651,552

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $50,802,217 and the total market value of the collateral held by the Fund was $52,412,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Dividend Funds

September 30, 2010

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
ASSETS:

Investments, at cost:	$151,497,370	$242,354,211	$480,965,046	$310,466,999	$215,887,753	$225,630,012

Investment in affiliate, at cost:	825,974	1,624,174	2,343,012	2,797,997	1,199,544	1,126,330

Investment in securities, at value (including securities on loan)[1]	158,031,753	244,772,212	491,622,429	331,948,274	222,433,378	237,859,895

Investment in affiliate, at value:	868,774	1,685,842	2,535,363	2,992,998	1,262,774	1,181,139

Receivables:

Dividends and interest	311,675	681,544	973,059	769,213	452,882	570,886

Investment securities sold	—	—	25,574,009	4,406,239	—	—

Capital shares sold	—	5,616,968	—	4,428,099	—	—
Total Assets	159,212,202	252,756,566	520,704,860	344,544,823	224,149,034	239,611,920
LIABILITIES:

Payables:

Investment securities purchased	—	5,605,409	—	4,421,098	—	491,399

Collateral for securities on loan (Note 2)	19,305,000	25,579,000	42,632,000	50,976,000	44,155,000	52,412,000

Capital shares redeemed	—	—	25,605,503	4,413,207	—	—

Advisory fees (Note 3)	31,329	55,766	101,865	81,660	49,365	56,311

Service fees (Note 2)	497	652	1,614	958	577	658
Total Liabilities	19,336,826	31,240,827	68,340,982	59,892,923	44,204,942	52,960,368
NET ASSETS	$139,875,376	$221,515,739	$452,363,878	$284,651,900	$179,944,092	$186,651,552
NET ASSETS:

Paid-in capital	$161,914,270	$286,818,134	$525,312,603	$343,742,575	$202,135,079	$225,466,867

Undistributed net investment income	220,180	535,044	585,848	447,307	538,149	599,231

Accumulated net realized loss on investments	(28,836,257)	(68,317,108)	(84,384,307)	(81,214,258)	(29,337,991)	(51,699,238)

Net unrealized appreciation on investments	6,577,183	2,479,669	10,849,734	21,676,276	6,608,855	12,284,692
NET ASSETS	$139,875,376	$221,515,739	$452,363,878	$284,651,900	$179,944,092	$186,651,552
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,250,000	5,950,000	10,600,000	6,450,000	3,850,000	4,400,000
Net asset value per share	$43.04	$37.23	$42.68	$44.13	$46.74	$42.42
[1]	Market values of securities out on loan were as follows: $18,757,186, $24,839,576, $38,022,656, $49,522,796, $42,761,895 and $50,802,217, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Statements of Operations (unaudited)

WisdomTree Domestic Dividend Funds

For the Six Months Ended September 30, 2010

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$2,289,868	$3,136,099	$6,875,613	$4,373,384	$2,853,790	$3,944,441

Dividends from affiliate	6,913	15,093	23,577	22,350	10,613	9,469

Interest	—	24	938	37	255	2,200

Securities lending income (Note 2)	9,983	14,805	9,586	10,125	45,065	100,169

Other	239	—	—	—	228	2,166
Total investment income	2,307,003	3,166,021	6,909,714	4,405,896	2,909,951	4,058,445
EXPENSES:

Advisory fees (Note 3)	183,439	239,064	565,385	395,924	281,444	345,110

Service fees (Note 2)	2,883	2,768	8,884	4,585	3,259	3,996
Total expenses	186,322	241,832	574,269	400,509	284,703	349,106
Expense reimbursements/waivers (Note 3)	(1,193)	(1,396)	(2,917)	(2,234)	(1,407)	(1,621)
Net expenses	185,129	240,436	571,352	398,275	283,296	347,485
Net investment income	2,121,874	2,925,585	6,338,362	4,007,621	2,626,655	3,710,960
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	53,853	(56,563)	(28,623)	242,917	33,646	552,190

Investment transactions from affiliate	(16,137)	(46,163)	(95,015)	(37,615)	(37,593)	(1,227)

In-kind redemptions	1,261,841	3,318,882	8,198,012	1,889,177	3,770,605	2,411,190

In-kind redemptions from affiliate	236	18,405	15,202	4,073	1,049	1,453
Net realized gain	1,299,793	3,234,561	8,089,576	2,098,552	3,767,707	2,963,606
Net change in unrealized appreciation (depreciation) on investments	(947,431)	4,729,617	(5,240,444)	6,512,920	(3,123,391)	(5,396,826)
Net realized and unrealized gain (loss) on investments	352,362	7,964,178	2,849,132	8,611,472	644,316	(2,433,220)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,474,236	$10,889,763	$9,187,494	$12,619,093	$3,270,971	$1,277,740

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Equity Income Fund		WisdomTree LargeCap Dividend Fund
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,121,874	$3,494,830	$2,925,585	$4,804,949	$6,338,362	$10,830,061

Net realized gain (loss) on investments	1,299,793	(7,707,476)	3,234,561	(8,284,028)	8,089,576	(19,976,429)

Net change in unrealized appreciation (depreciation) on investments	(947,431)	48,824,215	4,729,617	59,598,462	(5,240,444)	146,328,209
Net increase in net assets resulting from operations	2,474,236	44,611,569	10,889,763	56,119,383	9,187,494	137,181,841
DIVIDENDS:

Net investment income	(2,029,917)	(3,446,970)	(2,613,837)	(4,721,943)	(6,108,931)	(10,722,974)
Total dividends	(2,029,917)	(3,446,970)	(2,613,837)	(4,721,943)	(6,108,931)	(10,722,974)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	12,449,447	19,294,993	122,518,714	46,679,655	77,279,476	73,698,313

Cost of shares redeemed	(5,988,906)	(12,332,769)	(32,185,801)	(76,261,688)	(40,803,092)	(81,483,288)
Net increase (decrease) in net assets resulting from capital share transactions	6,460,541	6,962,224	90,332,913	(29,582,033)	36,476,384	(7,784,975)
Net Increase in Net Assets	6,904,860	48,126,823	98,608,839	21,815,407	39,554,947	118,673,892
NET ASSETS:

Beginning of period	$132,970,516	$84,843,693	$122,906,900	$101,091,493	$412,808,931	$294,135,039

End of period	$139,875,376	$132,970,516	$221,515,739	$122,906,900	$452,363,878	$412,808,931
Undistributed net investment income included in net assets at end of period	$220,180	$128,223	$535,044	$223,296	$585,848	$356,417
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,100,000	2,900,000	3,500,000	4,400,000	9,700,000	9,850,000

Shares created	300,000	500,000	3,350,000	1,400,000	1,850,000	1,900,000

Shares redeemed	(150,000)	(300,000)	(900,000)	(2,300,000)	(950,000)	(2,050,000)
Shares outstanding, end of period	3,250,000	3,100,000	5,950,000	3,500,000	10,600,000	9,700,000

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,007,621	$6,373,801	$2,626,655	$3,361,295	$3,710,960	$5,035,138

Net realized gain (loss) on investments	2,098,552	(12,082,997)	3,767,707	4,691,967	2,963,606	6,121,768

Net change in unrealized appreciation (depreciation) on investments	6,512,920	73,563,002	(3,123,391)	45,170,197	(5,396,826)	53,786,910
Net increase in net assets resulting from operations	12,619,093	67,853,806	3,270,971	53,223,459	1,277,740	64,943,816
DIVIDENDS:

Net investment income	(3,870,539)	(6,252,514)	(2,283,029)	(3,242,404)	(3,381,136)	(4,954,523)
Total dividends	(3,870,539)	(6,252,514)	(2,283,029)	(3,242,404)	(3,381,136)	(4,954,523)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	96,129,037	97,666,183	76,376,697	60,079,949	43,991,560	71,158,842

Cost of shares redeemed	(10,502,512)	(73,267,291)	(19,541,073)	(53,595,618)	(9,960,719)	(49,793,228)
Net increase in net assets resulting from capital share transactions	85,626,525	24,398,892	56,835,624	6,484,331	34,030,841	21,365,614
Net Increase in Net Assets	94,375,079	86,000,184	57,823,566	56,465,386	31,927,445	81,354,907
NET ASSETS:

Beginning of period	$190,276,821	$104,276,637	$122,120,526	$65,655,140	$154,724,107	$73,369,200

End of period	$284,651,900	$190,276,821	$179,944,092	$122,120,526	$186,651,552	$154,724,107
Undistributed net investment income included in net assets at end of period	$447,307	$310,225	$538,149	$194,523	$599,231	$269,407
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,450,000	3,900,000	2,650,000	2,450,000	3,650,000	3,050,000

Shares created	2,250,000	2,400,000	1,650,000	1,600,000	1,000,000	1,950,000

Shares redeemed	(250,000)	(1,850,000)	(450,000)	(1,400,000)	(250,000)	(1,350,000)
Shares outstanding, end of period	6,450,000	4,450,000	3,850,000	2,650,000	4,400,000	3,650,000

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.89	$29.26	$51.81	$57.87	$50.32
Investment operations:
Net investment income[1]	0.68	1.14	1.54	1.68	1.18
Net realized and unrealized gain (loss)	0.10	13.61	(22.56)	(6.04)	7.28
Total from investment operations	0.78	14.75	(21.02)	(4.36)	8.46
Dividends and distributions to shareholders:
Net investment income	(0.63)	(1.12)	(1.53)	(1.68)	(0.91)
Capital gains	—	—	—	(0.02)	—
Total dividends and distributions to shareholders	(0.63)	(1.12)	(1.53)	(1.70)	(0.91)
Net asset value, end of period	$43.04	$42.89	$29.26	$51.81	$57.87

TOTAL RETURN[2]	1.90%	50.83%	(41.29)%	(7.77)%	16.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$139,875	$132,971	$84,844	$88,071	$89,698
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28%[3]	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements/waivers	0.28%[3]	0.28%	0.28%	0.28%	0.31%[3]
Net investment income	3.24%[3]	3.01%	3.91%	2.89%	2.76%[3]
Portfolio turnover rate[4]	2%	16%	23%	10%	12%

WisdomTree Equity Income Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$35.12	$22.98	$47.81	$57.99	$50.01
Investment operations:
Net investment income[2]	0.79	1.17	1.95	2.22	1.56
Net realized and unrealized gain (loss)	1.97	12.16	(24.80)	(10.19)	7.54
Total from investment operations	2.76	13.33	(22.85)	(7.97)	9.10
Dividends to shareholders:
Net investment income	(0.65)	(1.19)	(1.98)	(2.21)	(1.12)
Total dividends to shareholders	(0.65)	(1.19)	(1.98)	(2.21)	(1.12)
Net asset value, end of period	$37.23	$35.12	$22.98	$47.81	$57.99

TOTAL RETURN[3]	8.00%	58.47%	(49.06)%	(14.18)%	18.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$221,516	$122,907	$101,091	$138,659	$205,874
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.40%[3]
Net investment income	4.65%[3]	3.00%	5.59%	3.88%	3.68%[3]
Portfolio turnover rate[4]	2%	25%	45%	19%	11%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	47

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)		For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.56		$29.86	$52.71	$57.97	$50.34
Investment operations:
Net investment income[1]	0.64		1.10	1.51	1.60	1.11
Net realized and unrealized gain (loss)	0.08		12.69	(22.91)	(5.21)	7.32
Total from investment operations	0.72		13.79	(21.40)	(3.61)	8.43
Dividends to shareholders:
Net investment income	(0.60)		(1.09)	(1.45)	(1.65)	(0.80)
Total dividends to shareholders	(0.60)		(1.09)	(1.45)	(1.65)	(0.80)
Net asset value, end of period	$42.68		$42.56	$29.86	$52.71	$57.97

TOTAL RETURN[2]	1.75%		46.53%	(41.25)%	(6.47)%	16.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$452,364		$412,809	$294,135	$308,379	$333,339
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28	%*[3]	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements/waivers	0.28%[3]		0.28%	0.28%	0.28%	0.29%[3]
Net investment income	3.14%[3]		2.89%	3.78%	2.74%	2.65%[3]
Portfolio turnover rate[4]	2%		17%	25%	8%	13%

WisdomTree Dividend ex-Financials Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.76	$26.74	$51.14	$59.69	$50.12
Investment operations:
Net investment income[1]	0.80	1.60	1.81	2.10	1.40
Net realized and unrealized gain (loss)	1.31	16.01	(24.34)	(8.56)	9.09
Total from investment operations	2.11	17.61	(22.53)	(6.46)	10.49
Dividends to shareholders:
Net investment income	(0.74)	(1.59)	(1.87)	(2.09)	(0.92)
Total dividends to shareholders	(0.74)	(1.59)	(1.87)	(2.09)	(0.92)
Net asset value, end of period	$44.13	$42.76	$26.74	$51.14	$59.69

TOTAL RETURN[2]	5.03%	66.66%	(45.10)%	(11.15)%	20.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$284,652	$190,277	$104,277	$166,205	$188,009
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.40%[3]
Net investment income	3.85%[3]	4.32%	4.57%	3.57%	3.29%[3]
Portfolio turnover rate[4]	2%	57%	53%	16%	21%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

48	WisdomTree Domestic Dividend Funds

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)		For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$46.08		$26.80	$48.00	$58.02	$50.21
Investment operations:
Net investment income[1]	0.80		1.29	1.63	1.88	1.45
Net realized and unrealized gain (loss)	0.48		19.22	(21.16)	(10.12)	7.41
Total from investment operations	1.28		20.51	(19.53)	(8.24)	8.86
Dividends and distributions to shareholders:
Net investment income	(0.62)		(1.23)	(1.67)	(1.78)	(1.04)
Capital gains	—		—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.62)		(1.23)	(1.67)	(1.78)	(1.05)
Net asset value, end of period	$46.74		$46.08	$26.80	$48.00	$58.02

TOTAL RETURN[2]	2.83%		77.34%	(41.61)%	(14.47)%	17.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$179,944		$122,121	$65,655	$91,198	$78,333
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38	%*[3]	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%[3]		0.38%	0.38%	0.38%	0.43%[3]
Net investment income	3.55%[3]		3.34%	4.31%	3.38%	3.47%[3]
Portfolio turnover rate[4]	2%		11%	43%	30%	12%

WisdomTree SmallCap Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.39	$24.06	$46.31	$57.41	$50.24
Investment operations:
Net investment income[1]	0.87	1.49	1.85	2.13	1.79
Net realized and unrealized gain (loss)	(0.07)	18.28	(22.26)	(11.10)	6.65
Total from investment operations	0.80	19.77	(20.41)	(8.97)	8.44
Dividends to shareholders:
Net investment income	(0.77)	(1.44)	(1.84)	(2.13)	(1.27)
Total dividends to shareholders	(0.77)	(1.44)	(1.84)	(2.13)	(1.27)
Net asset value, end of period	$42.42	$42.39	$24.06	$46.31	$57.41

TOTAL RETURN[2]	1.93%	83.27%	(45.27)%	(15.93)%	16.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$186,652	$154,724	$73,369	$81,040	$111,948
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.42%[3]
Net investment income	4.09%[3]	4.21%	5.15%	3.97%	4.25%[3]
Portfolio turnover rate[4]	4%	16%	65%	34%	16%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	49

Notes to Financial Statements (unaudited)

September 30, 2010

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2010, the Trust offered 44 investment funds (each a “Fund”, collectively, the “Funds”). The Funds, described herein, commenced operations on June 16, 2006.

These financial statements relate only to the WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree Equity Income Fund (“Equity Income Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”), WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”) and WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), together the “Domestic Dividend Funds”.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“Wisdom Tree Investments”).

Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the U.S. Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustee. For these purposes, a price Based on amortized cost is considered a market valuation. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. market that are deemed to affected the value of the foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued”. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ form quoted or published prices for the same securities. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds, which are valued at NAV.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the

50	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (continued)

use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets carried at fair value:

Total Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$138,577,013	$—	$—
Money Market Fund	—	19,454,740	—
Affiliated Funds	868,774	—	—
Total	$139,445,787	$19,454,740	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$219,072,548	$—	$—
Money Market Fund	—	25,699,664	—
Affiliated Funds	1,685,842	—	—
Total	$220,758,390	$25,699,664	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$448,590,542	$—	$—
Money Market Fund	—	43,031,887	—
Affiliated Funds	2,535,363	—	—
Total	$451,125,905	$43,031,887	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$280,745,736	$—	$—
Money Market Fund	—	51,202,538	—
Affiliated Funds	2,992,998	—	—
Total	$283,738,734	$51,202,538	$—

WisdomTree Domestic Dividend Funds	51

Notes to Financial Statements (unaudited) (continued)

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$178,240,941	$—	$—
Money Market Fund	—	44,192,437	—
Affiliated Funds	1,262,774	—	—
Total	$179,503,715	$44,192,437	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$185,042,763	$—	$—
Money Market Fund	—	52,817,132	—
Affiliated Funds	1,181,139	—	—
Total	$186,223,902	$52,817,132	$—

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, have been adopted by the Funds. No transfers between Level 1 or Level 2 fair value measurements occurred at September 30, 2010. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU 2010-06 may have on the Funds’ financial statement disclosures.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds did not invest in derivative instruments for the six months ended September 30, 2010.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $139,943 have been paid on behalf of the Funds to the Independent Trustees for the six months ended September 30, 2010.

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an

52	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (continued)

amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

3. ADVISER FEES AND TRANSACTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. WTAM provides CCO services to the Trust. WTAM expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Fee Rate
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend ex-Financials Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2010 WTAM waived a portion of its advisory fees based on each Funds’ investment in affiliated Funds. The table below indicates the waiver amounts. Please see Note 7, on page 55, for additional information on Other Affiliated Parties and Transactions.

WisdomTree Domestic Dividend Funds	53

Notes to Financial Statements (unaudited) (continued)

Fund	Advisory Fees Waived
Total Dividend Fund	$1,193
Equity Income Fund	1,396
LargeCap Dividend Fund	2,917
Dividend ex-Financials Fund	2,234
MidCap Dividend Fund	1,407
SmallCap Dividend Fund	1,621

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2010, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2010 were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$15,681,551	$8,904,524
Equity Income Fund	124,538,196	34,184,805
LargeCap Dividend Fund	83,892,684	46,814,425
Dividend ex-Financials Fund	100,998,610	15,395,008
MidCap Dividend Fund	80,598,871	23,062,445
SmallCap Dividend Fund	51,730,736	16,933,202

For the six months ended September 30, 2010, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$12,402,306	$5,984,864
Equity Income Fund	121,605,153	32,025,432
LargeCap Dividend Fund	76,835,574	40,732,695
Dividend ex-Financials Fund	95,786,118	10,471,749
MidCap Dividend Fund	75,976,361	19,442,429
SmallCap Dividend Fund	43,331,421	9,897,730

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

54	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

As of September 30, 2010, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes as in indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Total Dividend Fund	$152,323,344	$12,160,735	$(5,583,552)	$6,577,183
Equity Income Fund	243,978,385	8,801,768	(6,322,099)	$2,479,669
LargeCap Dividend Fund	483,308,058	29,297,396	(18,447,662)	$10,849,734
Dividend ex-Financials Fund	313,264,996	25,802,855	(4,126,579)	$21,676,276
MidCap Dividend Fund	217,087,297	12,571,665	(5,962,810)	$6,608,855
SmallCap Dividend Fund	226,756,342	21,745,333	(9,460,641)	$12,284,692

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2010, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with U.S. Internal Revenue Service, the state of New York, and various other states. Generally, each of the tax years in the four year period ended March 31, 2010, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust, an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2010 are as follows:

Affiliated Fund Name	Value at 3/31/2010	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2010	Dividend Income
Total Dividend Fund
LargeCap Dividend Fund	$—	$833,400	$824,356	$—	$—
Total Earnings Fund	—	1,474,613	605,924	868,774	5,954
Earnings 500 Fund	—	1,041,943	1,077,800	—	959
Total	$—	$3,349,956	$2,508,080	$868,774	$6,913
Equity Income Fund
Total Dividend Fund	$—	$3,758,334	$2,106,402	$1,685,842	$15,093
LargeCap Dividend Fund
Total Dividend Fund	$—	$5,960,680	$3,848,408	$2,147,057	$18,181
Total Earnings Fund	—	1,631,756	1,321,203	388,306	5,396
Total	$—	$7,592,436	$5,169,611	$2,535,363	$23,577
Dividend ex-Financials Fund
LargeCap Dividend Fund	$—	$2,979,898	$1,562,946	$1,491,701	$10,791
MidCap Dividend Fund	—	2,980,859	1,566,272	1,501,297	11,559
Total	$—	$5,960,757	$3,129,218	$2,992,998	$22,350
MidCap Dividend Fund
LargeCap Dividend Fund	$—	$2,530,648	$1,478,724	$1,071,699	$9,937
SmallCap Dividend Fund	—	125,998	126,228	—	—
SmallCap Earnings Fund	—	447,613	263,219	191,075	676
Total	$—	$3,104,259	$1,868,171	$1,262,774	$10,613
SmallCap Dividend Fund
MidCap Dividend Fund	$—	$3,586,296	$2,460,192	$1,181,139	$9,469

8. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

WisdomTree Domestic Dividend Funds	55

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the U.S. Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

56	WisdomTree Domestic Dividend Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2010:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency and Fixed Income Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than developed markets and are subject to additional risks, such as of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk interest rate fluctuations, derivative investment risk which can be volatile and may be less liquid than other securities and the effect of varied economic conditions. As these Funds can have a high concentration in some issuers, the Funds can be adversely impacted by changes affecting issuers. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuers ability to make such payments will cause the price of that bond to decline. Unlike typical exchange-traded funds, there are no indexes that the Currency Funds or the Emerging Markets Local Debt Fund attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds prospectus for specific details regarding the Funds’ risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909. WISE (9473)

www.wisdomtree.com

JOIN YOUR FELLOW TREE INVESTORS

Help reduce impact to environment by going paperless

Sign up for eDelivery at www.wisdomtree.com

WisdomTree Domestic Dividend ETFs

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS002884 (11/2011)

WisdomTree Trust

Domestic and International Earnings Funds

Semi-Annual Report

For the six-month period ended September 30, 2010

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

JOIN YOUR FELLOW TREE INVESTORS

Help reduce impact to environment by going paperless

Sign up for eDelivery at www.wisdomtree.com

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Exxon Mobil Corp.	3.6%
Wal-Mart Stores, Inc.	2.5%
Berkshire Hathaway, Inc. Class B	2.0%
Microsoft Corp.	2.0%
Johnson & Johnson	2.0%
General Electric Co.	1.9%
International Business Machines Corp.	1.9%
Chevron Corp.	1.8%
Procter & Gamble Co. (The)	1.6%
Pfizer, Inc.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund (Ticker Symbol: EXT) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The WisdomTree Total Earnings Fund returned -0.83% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund’s underweighted investment in the Financials sector, which had below average returns, contributed positively to Fund performance. The Fund’s investment in the Information Technology sector, which had below average returns, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Index	Russell 3000 Index
Six Months[1]	-0.83%	-0.38%	-0.78%	-1.10%
One Year	11.15%	11.21%	11.33%	10.96%
Three Year	-5.80%	-5.79%	-5.60%	-6.59%
Since Inception[2]	-3.55%	-3.54%	-3.38%	-4.19%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	1

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Exxon Mobil Corp.	4.1%
Wal-Mart Stores, Inc.	2.8%
Berkshire Hathaway, Inc. Class B	2.3%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
General Electric Co.	2.1%
International Business Machines Corp.	2.1%
Chevron Corp.	2.1%
Procter & Gamble Co. (The)	1.8%
Pfizer, Inc.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund (Ticker Symbol: EPS) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The WisdomTree Earnings 500 Fund returned -1.23% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from an underweight in the Financials sector, which had below average returns. The Fund’s investment in the Information Technology sector, which had below average returns, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings 500 Index	S&P 500 Index
Six Months[1]	-1.23%	-0.85%	-1.11%	-1.42%
One Year	10.22%	10.40%	10.59%	10.16%
Three Year	-6.75%	-6.74%	-6.46%	-7.16%
Since Inception[2]	-4.10%	-4.10%	-3.80%	-4.38%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Huntsman Corp.	1.2%
Tidewater, Inc.	0.7%
Universal Health Services, Inc. Class B	0.7%
Endo Pharmaceuticals Holdings, Inc.	0.6%
Omnicare, Inc.	0.6%
Cubist Pharmaceuticals, Inc.	0.6%
Dresser-Rand Group, Inc.	0.6%
UGI Corp.	0.6%
Southern Union Co.	0.6%
Burger King Holdings, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund (Ticker Symbol: EZM) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The WisdomTree MidCap Earnings Fund returned 1.32% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from an overweight in the Telecommunication Services sector, which had above average returns, contributed positively to Fund performance. The Fund’s investment in the Information Technology sector contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400 Index
Six Months[1]	1.32%	1.65%	1.49%	2.27%
One Year	18.62%	18.76%	19.23%	17.78%
Three Year	0.28%	0.32%	0.38%	-1.67%
Since Inception[2]	-0.04%	0.01%	0.06%	-0.65%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	3

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
MBIA, Inc.	3.5%
First Financial Bancorp	1.5%
Innophos Holdings, Inc.	1.0%
Clearwater Paper Corp.	1.0%
Buckeye Technologies, Inc.	0.8%
Amtrust Financial Services, Inc.	0.8%
Deluxe Corp.	0.8%
BlackRock Kelso Capital Corp.	0.8%
Pantry Inc. (The)	0.7%
CNA Surety Corp.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund (Ticker Symbol: EES) to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The WisdomTree SmallCap Earnings Fund returned 2.51% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from an overweight in the Financials sector, which had above average returns. The underweight to the Information Technology sector, which had above average returns, created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Earnings Index	Russell 2000 Index
Six Months[1]	2.51%	2.54%	2.67%	0.25%
One Year	13.61%	13.45%	13.92%	13.35%
Three Year	0.62%	0.64%	0.51%	-4.29%
Since Inception[2]	-1.68%	-1.73%	-1.72%	-4.08%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Goldman Sachs Group Inc. (The)	6.8%
General Electric Co.	6.6%
JPMorgan Chase & Co.	5.5%
Wells Fargo & Co.	4.8%
ConocoPhillips	3.5%
UnitedHealth Group, Inc.	3.2%
Travelers Cos. Inc. (The)	2.5%
Walt Disney Co. (The)	2.4%
CVS Caremark Corp.	2.2%
News Corp. Class A	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Value Fund (Ticker Symbol: EZY) seeks to track the price and yield performance before fees and expenses, of the WisdomTree LargeCap Value Index. The LargeCap Value Index is a fundamentally weighted index that measures the performance of large-cap value companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters and that meet WisdomTree’s market capitalization, liquidity, and other requirements as of the Index measurement date.

The WisdomTree LargeCap Value Fund returned -4.45% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from its investment in the Energy sector, which had above average returns. The Fund’s investment in the Consumer Staples sector, which underperformed, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Spliced WisdomTree Index[1]	Russell 1000 Value Index
Six Months[2]	-4.45%	-4.12%	-4.17%	-2.14%
One Year	8.37%	8.42%	8.96%	8.90%
Three Year	-10.03%	-10.08%	-9.66%	-9.39%
Since Inception[3]	-7.44%	-7.41%	-7.14%	-7.04%
[1]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.
[2]	Returns of less than one year are cumulative.
[3]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	5

Performance Summary (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Apple, Inc.	7.2%
Goldman Sachs Group Inc. (The)	6.4%
Berkshire Hathaway, Inc. Class B	5.5%
JPMorgan Chase & Co.	5.2%
Wells Fargo & Co.	4.5%
Google, Inc. Class A	3.9%
UnitedHealth Group, Inc.	2.9%
Bristol-Myers Squibb Co.	2.5%
Travelers Cos., Inc. (The)	2.4%
CVS Caremark Corp.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Growth Fund (Ticker Symbol: ROI) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.

The WisdomTree LargeCap Growth Fund returned -2.39% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund’s investment in the Information Technology sector contributed notably to the Fund’s performance. A significant overweight in the Financials sector, which had below average returns, created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Growth Index	Russell 1000 Growth Index
Six Months[1]	-2.39%	-2.15%	-2.17%	-0.27%
One Year	7.65%	7.71%	8.08%	12.65%
Since Inception[2]	19.79%	19.76%	20.41%	27.54%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on December 4, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Reliance Industries Ltd.	11.8%
Infosys Technologies Ltd.	6.4%
Oil & Natural Gas Corp. Ltd.	6.0%
State Bank of India	3.5%
Housing Development Finance Corp.	2.8%
ICICI Bank Ltd.	2.7%
Bharti Airtel Ltd.	2.4%
Tata Consultancy Services Ltd.	2.3%
Reliance Communications Ltd.	2.0%
HDFC Bank Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund (Ticker Symbol: EPI) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The WisdomTree India Earnings Fund returned 13.72% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from its investment in the Financial sector, which created a notable contribution to positive Fund performance. The investment in Information Technology sector created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distributions. The annual net expense ratio of the Fund is 0.88%. Fund expenses are capped by contract at 0.88%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree India Earnings Index	MSCI India Index
Six Months[1]	13.72%	13.67%	14.57%	12.86%
One Year	27.03%	26.55%	28.13%	27.45%
Since Inception[2]	2.70%	2.53%	4.48%	1.26%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on February 22, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	7

Description of Terms and Indices (unaudited)

Below are descriptions of each index referenced in this Semi-Annual Report:

The WisdomTree Earnings Index measures the performance of earnings-generating companies within the broad U.S. stock market.

The WisdomTree Earnings 500 Index measures the performance of earnings-generating companies within the large-cap segment of the U.S. stock market.

The WisdomTree MidCap Earnings Index measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Earnings Index measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree LargeCap Value Index is a fundamentally weighted index that measures the stock performance of value companies in the US.

The WisdomTree Low P/E Index measures the performance of companies with the lowest price-to-earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of large cap growth companies.

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The Russell 1000 Value Index is a measure of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The S&P Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000 Index measures performance of the smallest 2,000 securities in the Russell 3000 Index.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in India.

Spliced WisdomTree Index — WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI India Index assumes reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

8	WisdomTree Domestic and International Earnings Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/10 to 9/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic and International Earnings Funds	9

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/10	Ending Account Value 9/30/2010	Annualized Expense Ratio Based on the Period 4/01/10 to 9/30/10	Expenses Paid During the Period† 4/01/10 to 9/30/10
WisdomTree Total Earnings Fund
Actual	$1,000.00	$991.74	0.28%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$987.65	0.28%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$1,013.18	0.38%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$1,025.09	0.38%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$955.49	0.38%	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree LargeCap Growth Fund
Actual	$1,000.00	$976.12	0.38%	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree India Earnings Fund
Actual	$1,000.00	$1,137.21	0.88%	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	0.88%	$4.46
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect one-half year period).

10	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.1%
Aerospace & Defense – 2.7%
AAR Corp.*(a)	270	$5,038
Alliant Techsystems, Inc.*	203	15,306
Ceradyne, Inc.*	234	5,464
Cubic Corp.	234	9,547
Curtiss-Wright Corp.(a)	177	5,363
Esterline Technologies Corp.*(a)	136	7,783
General Dynamics Corp.	2,450	153,885
Goodrich Corp.	602	44,386
HEICO Corp.(a)	286	13,053
Hexcel Corp.*(a)	641	11,403
Honeywell International, Inc.	3,313	145,573
ITT Corp.(a)	670	31,376
L-3 Communications Holdings, Inc.	818	59,117
Lockheed Martin Corp.	1,944	138,568
Moog, Inc. Class A*(a)	183	6,498
Northrop Grumman Corp.	1,058	64,147
Orbital Sciences Corp.*	227	3,473
Precision Castparts Corp.	671	85,452
Raytheon Co.	2,217	101,339
Rockwell Collins, Inc.(a)	755	43,979
Spirit Aerosystems Holdings, Inc. Class A*	684	13,632
Teledyne Technologies, Inc.*	136	5,416
TransDigm Group, Inc.	392	24,324
Triumph Group, Inc.(a)	116	8,652
United Technologies Corp.	3,540	252,154

Total Aerospace & Defense		1,254,928
Air Freight & Logistics – 0.5%
Atlas Air Worldwide Holdings, Inc.*(a)	166	8,350
C.H. Robinson Worldwide, Inc.	529	36,988
Expeditors International of Washington, Inc.(a)	624	28,847
Forward Air Corp.	111	2,886
HUB Group, Inc. Class A*(a)	139	4,067
United Parcel Service, Inc. Class B	2,082	138,849

Total Air Freight & Logistics		219,987
Airlines – 0.0%
Allegiant Travel Co.(a)	189	7,999
Hawaiian Holdings, Inc.*	1,231	7,374
Republic Airways Holdings, Inc.*	454	3,759
Skywest, Inc.	342	4,774

Total Airlines		23,906
Automobiles – 0.0%
Harley-Davidson, Inc.(a)	755	21,472
Beverages – 2.7%
Brown-Forman Corp. Class B(a)	703	43,333
Coca-Cola Bottling Co. Consolidated	163	8,628
Coca-Cola Co. (The)	8,947	523,578
Coca-Cola Enterprises, Inc.*	2,450	75,950
Constellation Brands, Inc. Class A*(a)	550	9,730
Dr. Pepper Snapple Group, Inc.	1,554	55,198
Hansen Natural Corp.*	271	12,634

Investments	Shares	Value

Molson Coors Brewing Co. Class B	842	$39,759
PepsiCo, Inc.	7,617	506,073

Total Beverages		1,274,883
Biotechnology – 1.8%
Alkermes, Inc.*	1,027	15,045
Amgen, Inc.*	6,965	383,841
Biogen Idec, Inc.*(a)	1,439	80,757
Celgene Corp.*	625	36,006
Cephalon, Inc.*(a)	373	23,290
Cubist Pharmaceuticals, Inc.*	1,024	23,951
Emergent Biosolutions, Inc.*	143	2,468
Genzyme Corp.*	822	58,189
Gilead Sciences, Inc.*	4,598	163,735
Immunomedics, Inc.*(a)	2,853	9,187
Martek Biosciences Corp.*(a)	487	11,021
Myriad Genetics, Inc.*	509	8,353
PDL BioPharma, Inc.	2,860	15,044

Total Biotechnology		830,887
Building Products – 0.0%
A.O. Smith Corp.	161	9,320
Ameron International Corp.	63	4,281
Apogee Enterprises, Inc.	340	3,111
Armstrong World Industries, Inc.*	1	42
Simpson Manufacturing Co., Inc.(a)	138	3,558

Total Building Products		20,312
Capital Markets – 2.0%
Ameriprise Financial, Inc.	297	14,057
BlackRock Kelso Capital Corp.	1,378	15,847
BlackRock, Inc.	232	39,498
Charles Schwab Corp. (The)	4,274	59,409
Eaton Vance Corp.(a)	435	12,632
Federated Investors, Inc. Class B(a)	481	10,948
Franklin Resources, Inc.	773	82,634
GAMCO Investors, Inc. Class A(a)	133	5,124
GFI Group, Inc.	1,261	5,851
Gleacher & Co., Inc.*	1,801	2,900
Goldman Sachs Group, Inc. (The)	2,540	367,233
Greenhill & Co., Inc.(a)	72	5,711
Investment Technology Group, Inc.*	250	3,555
Knight Capital Group, Inc. Class A*(a)	1,195	14,806
Northern Trust Corp.(a)	1,418	68,404
optionsXpress Holdings, Inc.*	372	5,714
Prospect Capital Corp.(a)	304	2,952
Raymond James Financial, Inc.(a)	548	13,881
SEI Investments Co.	520	10,577
State Street Corp.	3,108	117,047
Stifel Financial Corp.*(a)	74	3,425
T. Rowe Price Group, Inc.(a)	622	31,140
TD Ameritrade Holding Corp.*	3,067	49,532
Waddell & Reed Financial, Inc. Class A	158	4,323

Total Capital Markets		947,200

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	11

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

Chemicals – 1.7%
Air Products & Chemicals, Inc.(a)	576	$47,704
Airgas, Inc.	440	29,898
Albemarle Corp.	271	12,686
Arch Chemicals, Inc.	140	4,913
Ashland, Inc.	1	49
Balchem Corp.(a)	411	12,683
Celanese Corp. Series A	824	26,450
CF Industries Holdings, Inc.	513	48,991
Eastman Chemical Co.	155	11,470
Ecolab, Inc.	520	26,385
FMC Corp.	272	18,608
H.B. Fuller Co.	317	6,299
Huntsman Corp.	4,064	46,980
Innophos Holdings, Inc.(a)	479	15,855
International Flavors & Fragrances, Inc.(a)	316	15,332
Intrepid Potash, Inc.*(a)	302	7,873
Koppers Holdings, Inc.	186	4,998
Lubrizol Corp.	322	34,122
Monsanto Co.	2,034	97,490
Mosaic Co. (The)	1,123	65,987
NewMarket Corp.(a)	131	14,892
Olin Corp.	430	8,669
PPG Industries, Inc.	279	20,311
Praxair, Inc.	1,080	97,481
RPM International, Inc.	776	15,458
Scotts Miracle-Gro Co. (The) Class A(a)	316	16,347
Sensient Technologies Corp.	188	5,732
Sherwin-Williams Co. (The)	589	44,257
Sigma-Aldrich Corp.(a)	547	33,028
Stepan Co.	139	8,216
Valspar Corp.(a)	362	11,530
W.R. Grace & Co.*	1	28

Total Chemicals		810,722
Commercial Banks – 1.9%
Associated Banc-Corp.	507	6,687
Bancfirst Corp.(a)	71	2,873
BancorpSouth, Inc.	321	4,552
Bank of Hawaii Corp.	211	9,478
Bank of the Ozarks, Inc.(a)	338	12,536
BB&T Corp.(a)	2,626	63,234
BOK Financial Corp.	387	17,465
Camden National Corp.	279	9,667
City National Corp.	158	8,385
Commerce Bancshares, Inc.	439	16,502
Community Bank System, Inc.(a)	159	3,659
Community Trust Bancorp, Inc.	390	10,565
Cullen/Frost Bankers, Inc.	204	10,989
CVB Financial Corp.(a)	413	3,102
First Citizens BancShares, Inc. Class A	42	7,781
First Financial Bancorp(a)	1,371	22,868
First Financial Bankshares, Inc.(a)	86	4,041
FirstMerit Corp.(a)	322	5,899

Investments	Shares	Value

FNB Corp.(a)	361	$3,090
Fulton Financial Corp.(a)	709	6,424
Glacier Bancorp, Inc.(a)	247	3,606
Hancock Holding Co.	114	3,428
International Bancshares Corp.	873	14,745
M&T Bank Corp.	362	29,615
NBT Bancorp, Inc.	154	3,399
Old National Bancorp	298	3,129
Park National Corp.	69	4,419
PNC Financial Services Group, Inc.	990	51,391
Prosperity Bancshares, Inc.	166	5,390
Republic Bancorp, Inc. Class A	476	10,058
S&T Bancorp, Inc.(a)	117	2,038
Simmons First National Corp. Class A	341	9,640
Susquehanna Bancshares, Inc.	318	2,684
SVB Financial Group*(a)	206	8,718
TCF Financial Corp.	635	10,281
Tompkins Financial Corp.(a)	241	9,558
Trustmark Corp.	248	5,392
U.S. Bancorp(a)	5,131	110,932
UMB Financial Corp.(a)	116	4,119
United Bankshares, Inc.(a)	160	3,982
Valley National Bancorp(a)	364	4,696
Wells Fargo & Co.	13,490	339,004
Westamerica Bancorp.	91	4,959

Total Commercial Banks		874,980
Commercial Services & Supplies – 0.8%
ABM Industries, Inc.(a)	208	4,491
Cintas Corp.(a)	550	15,152
Clean Harbors, Inc.*	72	4,878
Consolidated Graphics, Inc.*	166	6,881
Copart, Inc.*	273	9,001
Corrections Corp. of America*	419	10,341
Covanta Holding Corp.(a)	350	5,512
Deluxe Corp.	1,071	20,488
Ennis, Inc.	619	11,074
Geo Group, Inc. (The)*	748	17,466
Herman Miller, Inc.	482	9,486
HNI Corp.	277	7,966
Iron Mountain, Inc.(a)	646	14,432
Knoll, Inc.(a)	505	7,833
M&F Worldwide Corp.*	232	5,649
McGrath Rentcorp	409	9,796
Mine Safety Appliances Co.	154	4,173
Mobile Mini, Inc.*(a)	600	9,204
Pitney Bowes, Inc.(a)	1,118	23,903
Republic Services, Inc.	818	24,941
Rollins, Inc.	271	6,336
Stericycle, Inc.*(a)	296	20,566
SYKES Enterprises, Inc.*	246	3,341
Tetra Tech, Inc.*	184	3,858
UniFirst Corp.	121	5,342
United Stationers, Inc.*(a)	163	8,722

See Notes to Financial Statements.

12	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

Waste Connections, Inc.*	201	$7,972
Waste Management, Inc.	2,215	79,164

Total Commercial Services & Supplies		357,968
Communications Equipment – 1.7%
ADTRAN, Inc.	327	11,543
Arris Group, Inc.*(a)	503	4,914
Black Box Corp.	113	3,623
Cisco Systems, Inc.*	20,198	442,336
Comtech Telecommunications Corp.*	109	2,981
F5 Networks, Inc.*	211	21,904
Harris Corp.	749	33,173
Juniper Networks, Inc.*	827	25,100
Polycom, Inc.*	348	9,494
QUALCOMM, Inc.	5,145	232,142
Tekelec*	292	3,784
Tellabs, Inc.	1,675	12,479

Total Communications Equipment		803,473
Computers & Peripherals – 3.1%
Apple, Inc.*	2,423	687,526
Dell, Inc.*	8,787	113,880
Diebold, Inc.(a)	224	6,964
EMC Corp.*	4,664	94,726
Hewlett-Packard Co.	11,425	480,650
Lexmark International, Inc. Class A*	163	7,273
NetApp, Inc.*(a)	713	35,500
QLogic Corp.*(a)	524	9,243
Synaptics, Inc.*(a)	339	9,539
Western Digital Corp.*(a)	1,073	30,463

Total Computers & Peripherals		1,475,764
Construction & Engineering – 0.5%
Aecom Technology Corp.*	594	14,411
EMCOR Group, Inc.*(a)	389	9,566
Fluor Corp.(a)	1,326	65,677
Granite Construction, Inc.(a)	137	3,115
Jacobs Engineering Group, Inc.*	850	32,895
KBR, Inc.	1,400	34,496
MasTec, Inc.*	394	4,066
Quanta Services, Inc.*(a)	828	15,798
Tutor Perini Corp.*	759	15,248
URS Corp.*	455	17,281

Total Construction & Engineering		212,553
Construction Materials – 0.0%
Martin Marietta Materials, Inc.(a)	91	7,004
Texas Industries, Inc.(a)	92	2,900
Vulcan Materials Co.(a)	157	5,797

Total Construction Materials		15,701
Consumer Finance – 0.3%
Advance America, Cash Advance Centers, Inc.	1,510	6,085
American Express Co.	1,242	52,201
Cash America International, Inc.	177	6,195
Credit Acceptance Corp.*	251	15,201
Dollar Financial Corp.*(a)	317	6,616

Investments	Shares	Value

Ezcorp, Inc. Class A*	205	$4,108
First Cash Financial Services, Inc.*	418	11,600
Nelnet, Inc. Class A	517	11,829
Student Loan Corp. (The)	140	4,158
World Acceptance Corp.*(a)	159	7,021

Total Consumer Finance		125,014
Containers & Packaging – 0.4%
AEP Industries, Inc.*	228	5,385
Aptargroup, Inc.	205	9,362
Ball Corp.	505	29,719
Bemis Co., Inc.	297	9,430
Boise, Inc.*	1,738	11,279
Crown Holdings, Inc.*	324	9,286
Greif, Inc. Class A	70	4,119
Packaging Corp. of America	898	20,807
Pactiv Corp.*	666	21,965
Rock-Tenn Co. Class A	326	16,238
Sealed Air Corp.	965	21,693
Silgan Holdings, Inc.	552	17,498
Sonoco Products Co.(a)	252	8,427
Temple-Inland, Inc.	551	10,282

Total Containers & Packaging		195,490
Distributors – 0.1%
Core-Mark Holding Co., Inc.*(a)	296	9,164
Genuine Parts Co.	773	34,468
LKQ Corp.*	526	10,941

Total Distributors		54,573
Diversified Consumer Services – 0.4%
Apollo Group, Inc. Class A*	899	46,164
Career Education Corp.*	232	4,981
Corinthian Colleges, Inc.*	646	4,535
DeVry, Inc.	294	14,468
H&R Block, Inc.(a)	2,061	26,690
Hillenbrand, Inc.	462	9,938
ITT Educational Services, Inc.*(a)	235	16,513
Matthews International Corp. Class A	112	3,960
Pre-Paid Legal Services, Inc.*(a)	88	5,499
Regis Corp.	322	6,160
Service Corp. International	2,103	18,128
Strayer Education, Inc.(a)	23	4,013
Weight Watchers International, Inc.(a)	617	19,244

Total Diversified Consumer Services		180,293
Diversified Financial Services – 1.7%
Bank of America Corp.	21,348	279,872
CME Group, Inc.	224	58,341
Interactive Brokers Group, Inc. Class A*(a)	520	8,949
IntercontinentalExchange, Inc.*	254	26,599
JPMorgan Chase & Co.	8,726	332,199
Moody’s Corp.(a)	1,301	32,499
MSCI, Inc. Class A*	378	12,553
NASDAQ OMX Group, Inc. (The)*(a)	1,264	24,559

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

Portfolio Recovery Associates, Inc.*	224	$14,482

Total Diversified Financial Services		790,053
Diversified Telecommunication Services – 2.5%
AboveNet, Inc.*	155	8,074
Alaska Communications Systems Group, Inc.(a)	600	6,090
AT&T, Inc.	23,808	680,909
CenturyLink, Inc.(a)	847	33,422
Cincinnati Bell, Inc.*	5,034	13,441
Frontier Communications Corp.	3,634	29,690
Qwest Communications International, Inc.(a)	4,802	30,108
Verizon Communications, Inc.	10,769	350,962
Windstream Corp.(a)	3,100	38,099

Total Diversified Telecommunication Services		1,190,795
Electric Utilities – 2.3%
Allegheny Energy, Inc.	990	24,275
ALLETE, Inc.	158	5,756
American Electric Power Co., Inc.	2,353	85,249
Cleco Corp.	234	6,931
DPL, Inc.(a)	727	18,996
Duke Energy Corp.	5,588	98,963
Edison International	1,530	52,617
El Paso Electric Co.*	185	4,399
Entergy Corp.	1,049	80,280
Exelon Corp.(a)	3,915	166,701
FirstEnergy Corp.	1,162	44,783
Great Plains Energy, Inc.	849	16,046
Hawaiian Electric Industries, Inc.	294	6,627
IDACORP, Inc.	183	6,573
ITC Holdings Corp.(a)	318	19,795
MGE Energy, Inc.	115	4,553
NextEra Energy, Inc.	2,335	127,001
Northeast Utilities	891	26,347
NV Energy, Inc.	911	11,980
Pepco Holdings, Inc.	733	13,634
Portland General Electric Co.(a)	252	5,111
PPL Corp.	1,193	32,485
Progress Energy, Inc.(a)	1,468	65,209
Southern Co.	3,663	136,410
UIL Holdings Corp.	117	3,295
Unisource Energy Corp.	292	9,762
Westar Energy, Inc.(a)	419	10,152

Total Electric Utilities		1,083,930
Electrical Equipment – 0.7%
Acuity Brands, Inc.(a)	208	9,202
AMETEK, Inc.	372	17,770
AZZ, Inc.	269	11,524
Baldor Electric Co.	297	11,999
Brady Corp. Class A	281	8,197
Emerson Electric Co.	3,223	169,723
EnerSys*	1	25
General Cable Corp.*(a)	280	7,594
Hubbell, Inc. Class B	299	15,174

Investments	Shares	Value

II-VI, Inc.*	202	$7,541
Powell Industries, Inc.*	273	8,496
Regal-Beloit Corp.	188	11,034
Rockwell Automation, Inc.	251	15,494
Roper Industries, Inc.	297	19,358
Thomas & Betts Corp.*	98	4,020
Woodward Governor Co.	293	9,499

Total Electrical Equipment		326,650
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp. Class A(a)	599	29,339
Anixter International, Inc.*	110	5,939
Arrow Electronics, Inc.*	302	8,072
Avnet, Inc.*	442	11,938
AVX Corp.	848	11,719
Benchmark Electronics, Inc.*	369	6,052
Checkpoint Systems, Inc.*	327	6,654
Corning, Inc.	6,385	116,718
Dolby Laboratories, Inc. Class A*	501	28,462
FLIR Systems, Inc.*(a)	686	17,630
Ingram Micro, Inc. Class A*(a)	959	16,169
MTS Systems Corp.	135	4,185
Multi-Fineline Electronix, Inc.*	326	7,169
National Instruments Corp.	251	8,198
Plexus Corp.*	280	8,218
Rofin-Sinar Technologies, Inc.*(a)	184	4,670
Scansource, Inc.*	204	5,659
SYNNEX Corp.*	1	28
Tech Data Corp.*	322	12,977
Trimble Navigation Ltd.*	364	12,754

Total Electronic Equipment, Instruments & Components		322,550
Energy Equipment & Services – 1.8%
Atwood Oceanics, Inc.*(a)	663	20,188
Baker Hughes, Inc.	1,806	76,936
Bristow Group, Inc.*	166	5,989
Cal Dive International, Inc.*(a)	1,916	10,480
Cameron International Corp.*	1,192	51,208
CARBO Ceramics, Inc.	111	8,991
Diamond Offshore Drilling, Inc.(a)	1,150	77,935
Dresser-Rand Group, Inc.*	740	27,299
Dril-Quip, Inc.*	133	8,261
FMC Technologies, Inc.*	503	34,350
Gulfmark Offshore, Inc. Class A*	226	6,943
Halliburton Co.	4,627	153,015
Helmerich & Payne, Inc.	602	24,357
Hornbeck Offshore Services, Inc.*(a)	301	5,866
Lufkin Industries, Inc.	230	10,097
National Oilwell Varco, Inc.	3,245	144,305
Oceaneering International, Inc.*	209	11,257
Oil States International, Inc.*	396	18,434
Parker Drilling Co.*	1,486	6,464
Patterson-UTI Energy, Inc.	458	7,823

See Notes to Financial Statements.

14	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

Pride International, Inc.*(a)	1,507	$44,351
Rowan Cos., Inc.*(a)	1,148	34,853
RPC, Inc.	573	12,125
SEACOR Holdings, Inc.*	209	17,798
Superior Energy Services, Inc.*(a)	411	10,970
Tidewater, Inc.(a)	597	26,752
Willbros Group, Inc.*	552	5,062

Total Energy Equipment & Services		862,109
Food & Staples Retailing – 4.4%
BJ’s Wholesale Club, Inc.*	200	8,300
Casey’s General Stores, Inc.	212	8,851
Costco Wholesale Corp.(a)	1,602	103,313
CVS Caremark Corp.	9,629	303,025
Ingles Markets, Inc. Class A	202	3,355
Kroger Co. (The)	4,884	105,787
Pantry, Inc. (The)*	693	16,708
Pricesmart, Inc.	459	13,371
Ruddick Corp.(a)	178	6,173
Safeway, Inc.(a)	3,015	63,797
Spartan Stores, Inc.	661	9,585
SUPERVALU, Inc.(a)	1,831	21,111
Sysco Corp.(a)	3,044	86,815
United Natural Foods, Inc.*	159	5,269
Walgreen Co.	4,283	143,481
Wal-Mart Stores, Inc.	21,658	1,159,136
Whole Foods Market, Inc.*(a)	527	19,557

Total Food & Staples Retailing		2,077,634
Food Products – 2.1%
American Dairy, Inc.*(a)	432	4,514
Archer-Daniels-Midland Co.	2,815	89,855
Cal-Maine Foods, Inc.(a)	272	7,883
Campbell Soup Co.(a)	1,666	59,559
Chiquita Brands International, Inc.*(a)	235	3,111
ConAgra Foods, Inc.	2,423	53,161
Corn Products International, Inc.(a)	389	14,587
Darling International, Inc.*	777	6,620
Dean Foods Co.*(a)	1,149	11,731
Del Monte Foods Co.	1,483	19,442
Flowers Foods, Inc.(a)	249	6,185
General Mills, Inc.	2,926	106,916
H.J. Heinz Co.(a)	1,464	69,350
Hershey Co. (The)(a)	852	40,547
Hormel Foods Corp.	709	31,621
J.M. Smucker Co. (The)	543	32,868
Kellogg Co.	1,650	83,342
Kraft Foods, Inc. Class A	6,387	197,103
Lancaster Colony Corp.(a)	119	5,652
McCormick & Co., Inc.(a)	623	26,191
Mead Johnson Nutrition Co.(a)	801	45,585
Ralcorp Holdings, Inc.*	343	20,059
Sara Lee Corp.	1,946	26,135
Seneca Foods Corp. Class A*	390	10,214
TreeHouse Foods, Inc.*	216	9,958

Investments	Shares	Value

Tyson Foods, Inc. Class A(a)	503	$8,058

Total Food Products		990,247
Gas Utilities – 0.4%
AGL Resources, Inc.	547	20,983
Atmos Energy Corp.	385	11,261
Energen Corp.	458	20,940
Laclede Group, Inc. (The)(a)	90	3,098
National Fuel Gas Co.	163	8,445
New Jersey Resources Corp.(a)	181	7,099
Nicor, Inc.(a)	182	8,339
Northwest Natural Gas Co.(a)	98	4,650
Oneok, Inc.(a)	526	23,691
Piedmont Natural Gas Co., Inc.	225	6,525
Questar Corp.	820	14,375
South Jersey Industries, Inc.(a)	134	6,629
Southwest Gas Corp.	177	5,945
UGI Corp.	778	22,259
WGL Holdings, Inc.	189	7,140

Total Gas Utilities		171,379
Health Care Equipment & Supplies – 2.0%
Align Technology, Inc.*	507	9,927
American Medical Systems Holdings, Inc.*(a)	483	9,457
Baxter International, Inc.	3,018	143,989
Beckman Coulter, Inc.(a)	179	8,733
Becton Dickinson and Co.(a)	1,279	94,774
C.R. Bard, Inc.	497	40,471
Conmed Corp.*	138	3,093
Cooper Cos., Inc. (The)	235	10,862
Cyberonics, Inc.*	453	12,086
DENTSPLY International, Inc.	689	22,027
Edwards Lifesciences Corp.*	264	17,701
Gen-Probe, Inc.*(a)	120	5,815
Greatbatch, Inc.*	483	11,201
Haemonetics Corp.*	67	3,921
Hill-Rom Holdings, Inc.(a)	208	7,465
Hospira, Inc.*	731	41,674
IDEXX Laboratories, Inc.*	180	11,110
Immucor, Inc.*	183	3,629
Intuitive Surgical, Inc.*	46	13,052
Kinetic Concepts, Inc.*	409	14,961
Medtronic, Inc.	4,783	160,613
ResMed, Inc.*	654	21,458
St. Jude Medical, Inc.*	910	35,799
STERIS Corp.(a)	229	7,607
Stryker Corp.(a)	1,712	85,686
SurModics, Inc.*	366	4,363
Symmetry Medical, Inc.*	1,173	11,308
Teleflex, Inc.	250	14,195
Varian Medical Systems, Inc.*	619	37,449
West Pharmaceutical Services, Inc.(a)	112	3,843
Zimmer Holdings, Inc.*	963	50,394

Total Health Care Equipment & Supplies		918,663

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

Health Care Providers & Services – 3.9%
Aetna, Inc.	2,881	$91,068
Amedisys, Inc.*	320	7,616
AMERIGROUP Corp.*	453	19,239
AmerisourceBergen Corp.(a)	1,645	50,436
Amsurg Corp.*	155	2,709
Cardinal Health, Inc.	2,303	76,091
Catalyst Health Solutions, Inc.*	165	5,810
Centene Corp.*	249	5,874
Chemed Corp.	113	6,438
CIGNA Corp.	1,761	63,009
Community Health Systems, Inc.*	611	18,923
Coventry Health Care, Inc.*	982	21,142
DaVita, Inc.*	552	38,105
Emergency Medical Services Corp. Class A*	138	7,348
Ensign Group, Inc. (The)	615	11,039
Express Scripts, Inc.*	1,654	80,550
Five Star Quality Care, Inc.*	2,715	13,711
Gentiva Health Services, Inc.*	178	3,889
Hanger Orthopedic Group, Inc.*	647	9,407
Health Management Associates, Inc. Class A*	1,851	14,179
Health Net, Inc.*	461	12,535
Healthsouth Corp.*(a)	480	9,216
Healthspring, Inc.*(a)	853	22,042
Healthways, Inc.*	301	3,504
Henry Schein, Inc.*	485	28,411
Humana, Inc.*	1,805	90,683
Kindred Healthcare, Inc.*	269	3,502
Laboratory Corp. of America Holdings*(a)	559	43,842
Landauer, Inc.	154	9,645
LHC Group, Inc.*	258	5,983
LifePoint Hospitals, Inc.*(a)	315	11,044
Lincare Holdings, Inc.(a)	549	13,774
Magellan Health Services, Inc.*	143	6,755
McKesson Corp.	1,556	96,130
Medco Health Solutions, Inc.*	1,599	83,244
Mednax, Inc.*	204	10,873
Molina Healthcare, Inc.*	207	5,587
National Healthcare Corp.(a)	247	9,156
Omnicare, Inc.(a)	940	22,447
Owens & Minor, Inc.(a)	210	5,977
Patterson Cos., Inc.(a)	478	13,695
PSS World Medical, Inc.*	186	3,977
Psychiatric Solutions, Inc.*	621	20,835
Quest Diagnostics, Inc.(a)	963	48,603
Skilled Healthcare Group, Inc. Class A*	1,210	4,755
Sun Healthcare Group, Inc.*	1,279	10,833
Tenet Healthcare Corp.*	2,835	13,381
Triple-S Management Corp. Class B*	551	9,284
UnitedHealth Group, Inc.	10,109	354,927
Universal American Corp.	1,346	19,853
Universal Health Services, Inc. Class B	778	30,233
VCA Antech, Inc.*(a)	317	6,686

Investments	Shares	Value

WellPoint, Inc.*	4,185	$237,038

Total Health Care Providers & Services		1,815,033
Health Care Technology – 0.0%
Allscripts Healthcare Solutions, Inc.*	304	5,615
Cerner Corp.*(a)	202	16,966

Total Health Care Technology		22,581
Hotels, Restaurants & Leisure – 1.8%
Ameristar Casinos, Inc.(a)	394	6,875
Bally Technologies, Inc.*(a)	254	8,877
Bob Evans Farms, Inc.(a)	166	4,660
Brinker International, Inc.	643	12,127
Burger King Holdings, Inc.	890	21,253
CEC Entertainment, Inc.*	142	4,875
Cheesecake Factory (The)*	390	10,323
Chipotle Mexican Grill, Inc.*	67	11,524
Choice Hotels International, Inc.(a)	185	6,745
Cracker Barrel Old Country Store, Inc.	159	8,071
Darden Restaurants, Inc.	936	40,042
Domino’s Pizza, Inc.*	662	8,752
Einstein Noah Restaurant Group, Inc.*	1,027	10,886
International Game Technology	709	10,245
International Speedway Corp. Class A	204	4,978
Interval Leisure Group, Inc.*	738	9,941
Jack In The Box, Inc.*	642	13,764
Life Time Fitness, Inc.*	339	13,380
McDonald’s Corp.	5,541	412,860
Panera Bread Co. Class A*	68	6,025
Papa John’s International, Inc.*	384	10,130
Penn National Gaming, Inc.*	273	8,084
Sonic Corp.*	271	2,190
Speedway Motorsports, Inc.	776	12,168
Starbucks Corp.	1,326	33,919
Starwood Hotels & Resorts Worldwide, Inc.	304	15,975
Texas Roadhouse, Inc.*	826	11,614
Vail Resorts, Inc.*	201	7,541
WMS Industries, Inc.*	143	5,444
Wyndham Worldwide Corp.	801	22,003
Yum! Brands, Inc.	2,312	106,491

Total Hotels, Restaurants & Leisure		861,762
Household Durables – 0.3%
Blyth, Inc.	117	4,825
Jarden Corp.(a)	132	4,109
Leggett & Platt, Inc.(a)	419	9,536
National Presto Industries, Inc.	91	9,689
Newell Rubbermaid, Inc.	1,302	23,189
NVR, Inc.*	26	16,836
Stanley Black & Decker, Inc.	363	22,245
Tempur-Pedic International, Inc.*	224	6,944
Tupperware Brands Corp.(a)	164	7,505
Whirlpool Corp.	188	15,220

Total Household Durables		120,098

See Notes to Financial Statements.

16	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

Household Products – 2.5%
Central Garden and Pet Co. Class A*	896	$9,283
Church & Dwight Co., Inc.(a)	338	21,950
Clorox Co.	707	47,199
Colgate-Palmolive Co.	2,036	156,487
Energizer Holdings, Inc.*	315	21,177
Kimberly-Clark Corp.	2,107	137,060
Procter & Gamble Co. (The)	12,708	762,099
WD-40 Co.	281	10,684

Total Household Products		1,165,939
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (The)*(a)	1,369	15,538
Calpine Corp.*(a)	1,348	16,783
NRG Energy, Inc.*	3,639	75,764
Ormat Technologies, Inc.(a)	114	3,325

Total Independent Power Producers & Energy Traders		111,410
Industrial Conglomerates – 2.3%
3M Co.(a)	2,174	188,508
Carlisle Cos., Inc.	118	3,534
General Electric Co.	55,033	894,286
Seaboard Corp.	5	8,855

Total Industrial Conglomerates		1,095,183
Insurance – 6.6%
Alleghany Corp.*	44	13,333
Allstate Corp. (The)	1,856	58,557
American Family Life Assurance Co., Inc.	3,817	197,377
American Financial Group, Inc.	1,602	48,989
American Physicians Capital, Inc.	94	3,897
AMERISAFE, Inc.*	162	3,042
Amtrust Financial Services, Inc.(a)	646	9,380
AON Corp.	842	32,931
Arthur J. Gallagher & Co.	272	7,173
Assurant, Inc.	1,349	54,904
Berkshire Hathaway, Inc. Class B*	11,405	942,965
Brown & Brown, Inc.	868	17,525
Chubb Corp.	3,631	206,931
Cincinnati Financial Corp.(a)	987	28,475
CNA Financial Corp.*	1,917	53,657
CNA Surety Corp.*	921	16,504
Delphi Financial Group, Inc. Class A(a)	761	19,017
Employers Holdings, Inc.	371	5,851
Erie Indemnity Co. Class A	202	11,324
FBL Financial Group, Inc. Class A	482	12,522
Fidelity National Financial, Inc. Class A	819	12,867
First American Financial Corp.	142	2,121
First Mercury Financial Corp.	663	6,683
FPIC Insurance Group, Inc.*	103	3,614
Hanover Insurance Group, Inc. (The)(a)	371	17,437
Harleysville Group, Inc.	161	5,279
HCC Insurance Holdings, Inc.	1,010	26,351
Horace Mann Educators Corp.	274	4,872
Infinity Property & Casualty Corp.	316	15,411

Investments	Shares	Value

Lincoln National Corp.(a)	1,399	$33,464
Loews Corp.	368	13,947
Markel Corp.*	68	23,432
Marsh & McLennan Cos., Inc.	189	4,559
MBIA, Inc.*	5,452	54,793
Mercury General Corp.	184	7,520
MetLife, Inc.	2,124	81,668
National Interstate Corp.(a)	503	10,950
National Western Life Insurance Co. Class A	51	7,175
Navigators Group, Inc. (The)*	270	12,050
Principal Financial Group, Inc.	2,336	60,549
ProAssurance Corp.*(a)	338	19,465
Progressive Corp. (The)	4,553	95,021
Protective Life Corp.	530	11,533
Prudential Financial, Inc.	4,404	238,609
Reinsurance Group of America, Inc.	735	35,493
RLI Corp.(a)	255	14,438
Safety Insurance Group, Inc.(a)	109	4,580
Selective Insurance Group, Inc.	141	2,297
StanCorp Financial Group, Inc.(a)	501	19,038
Torchmark Corp.(a)	894	47,507
Tower Group, Inc.(a)	165	3,853
Transatlantic Holdings, Inc.	825	41,927
Travelers Cos., Inc. (The)	5,604	291,968
Unitrin, Inc.	417	10,171
Universal Insurance Holdings, Inc.(a)	1,254	5,630
Unum Group(a)	3,384	74,956
W.R. Berkley Corp.	1,165	31,537
Wesco Financial Corp.	4	1,433

Total Insurance		3,098,552
Internet & Catalog Retail – 0.3%
Amazon.com, Inc.*(a)	481	75,546
NetFlix, Inc.*	154	24,973
priceline.com, Inc.*	178	62,004

Total Internet & Catalog Retail		162,523
Internet Software & Services – 1.4%
Akamai Technologies, Inc.*	442	22,179
Digital River, Inc.*	177	6,025
Earthlink, Inc.	2,243	20,389
eBay, Inc.*	4,969	121,244
Equinix, Inc.*(a)	142	14,534
Google, Inc. Class A*	690	362,795
j2 Global Communications, Inc.*(a)	668	15,892
Limelight Networks, Inc.*	2,413	14,188
Sohu.com, Inc.*	279	16,076
ValueClick, Inc.*	461	6,030
VeriSign, Inc.*(a)	691	21,932
WebMD Health Corp.*	1	50
Yahoo!, Inc.*	1,829	25,917

Total Internet Software & Services		647,251
IT Services – 4.0%
Acxiom Corp.*	690	10,943

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	17

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

Alliance Data Systems Corp.*(a)	246	$16,054
Automatic Data Processing, Inc.(a)	2,555	107,387
Broadridge Financial Solutions, Inc.(a)	694	15,872
CACI International, Inc. Class A*	116	5,250
Cognizant Technology Solutions Corp. Class A*	1,032	66,533
Computer Sciences Corp.	1,163	53,498
CoreLogic, Inc.	142	2,721
CSG Systems International, Inc.*	229	4,175
DST Systems, Inc.(a)	486	21,792
Euronet Worldwide, Inc.*(a)	274	4,929
Fidelity National Information Services, Inc.	799	21,677
Fiserv, Inc.*	799	43,002
Gartner, Inc.*(a)	340	10,010
Global Payments, Inc.(a)	258	11,066
Hewitt Associates, Inc. Class A*	500	25,215
International Business Machines Corp.	6,575	881,971
Lender Processing Services, Inc.	488	16,216
Mantech International Corp. Class A*	109	4,316
Mastercard, Inc. Class A(a)	487	109,088
MAXIMUS, Inc.	109	6,712
MoneyGram International, Inc.*	4,121	10,055
NeuStar, Inc. Class A*	277	6,886
Paychex, Inc.(a)	1,415	38,898
SAIC, Inc.*(a)	2,060	32,919
Sapient Corp.(a)	1,162	13,909
SRA International, Inc. Class A*	246	4,851
Syntel, Inc.	186	8,277
TeleTech Holdings, Inc.*	396	5,877
Teradata Corp.*	777	29,961
Total System Services, Inc.	1,278	19,477
Visa, Inc. Class A(a)	2,307	171,318
Western Union Co. (The)	3,916	69,196
Wright Express Corp.*	530	18,926

Total IT Services		1,868,977
Leisure Equipment & Products – 0.2%
Hasbro, Inc.	804	35,786
Mattel, Inc.(a)	1,464	34,345
Polaris Industries, Inc.(a)	205	13,346
Pool Corp.(a)	229	4,596

Total Leisure Equipment & Products		88,073
Life Sciences Tools & Services – 0.4%
Bio-Rad Laboratories, Inc. Class A*	68	6,155
Bruker Corp.*	716	10,045
Charles River Laboratories International, Inc.*(a)	293	9,713
Covance, Inc.*(a)	184	8,609
Dionex Corp.*	41	3,544
Furiex Pharmaceuticals, Inc.*	57	643
Illumina, Inc.*(a)	156	7,675
Mettler-Toledo International, Inc.*	136	16,924
Parexel International Corp.*(a)	345	7,980
PerkinElmer, Inc.	459	10,621
Pharmaceutical Product Development, Inc.	688	17,056
Techne Corp.	203	12,531

Investments	Shares	Value

Thermo Fisher Scientific, Inc.*	1,392	$66,649
Waters Corp.*	482	34,116

Total Life Sciences Tools & Services		212,261
Machinery – 1.8%
Actuant Corp. Class A(a)	362	8,312
AGCO Corp.*	387	15,097
Astec Industries, Inc.*(a)	120	3,424
Barnes Group, Inc.	407	7,159
Bucyrus International, Inc.(a)	478	33,149
Caterpillar, Inc.(a)	1,188	93,472
Chart Industries, Inc.*	341	6,943
CIRCOR International, Inc.	158	4,993
CLARCOR, Inc.	159	6,142
Crane Co.	163	6,184
Cummins, Inc.(a)	206	18,659
Danaher Corp.	2,510	101,931
Deere & Co.(a)	1,257	87,713
Donaldson Co., Inc.	248	11,688
Dover Corp.	1,078	56,282
Eaton Corp.	392	32,336
EnPro Industries, Inc.*	226	7,069
ESCO Technologies, Inc.	90	2,993
Federal Signal Corp.	391	2,108
Flowserve Corp.	346	37,859
Graco, Inc.	298	9,456
Harsco Corp.	178	4,375
IDEX Corp.	339	12,038
Illinois Tool Works, Inc.	1,324	62,254
John Bean Technologies Corp.	547	8,812
Joy Global, Inc.(a)	589	41,418
Kaydon Corp.	133	4,602
Middleby Corp.*	120	7,607
Mueller Industries, Inc.	231	6,119
Nordson Corp.	184	13,559
PACCAR, Inc.(a)	364	17,527
Pall Corp.	320	13,325
Parker Hannifin Corp.	414	29,005
Pentair, Inc.	294	9,887
Robbins & Myers, Inc.	250	6,695
Snap-On, Inc.	255	11,860
SPX Corp.(a)	295	18,668
Toro Co. (The)	185	10,403
Trinity Industries, Inc.	414	9,220
Valmont Industries, Inc.(a)	109	7,892
WABCO Holdings, Inc.*	1	42
Wabtec Corp.	158	7,551
Watts Water Technologies, Inc. Class A(a)	161	5,482

Total Machinery		861,310
Marine – 0.1%
Alexander & Baldwin, Inc.	166	5,783
American Commercial Lines, Inc.*(a)	157	4,377
International Shipholding Corp.	303	8,557

See Notes to Financial Statements.

18	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

Kirby Corp.*(a)	251	$10,055

Total Marine		28,772
Media – 2.4%
Belo Corp. Class A*	1	6
Cablevision Systems Corp. Class A	432	11,314
CBS Corp. Class B	1,300	20,618
Comcast Corp. Class A	15,027	271,688
DIRECTV Class A*	3,244	135,048
Discovery Communications, Inc. Class C*	1,533	58,545
DISH Network Corp. Class A	3,567	68,344
DreamWorks Animation SKG, Inc. Class A*(a)	364	11,615
Harte-Hanks, Inc.	596	6,955
Interpublic Group of Cos., Inc. (The)*	1,345	13,490
John Wiley & Sons, Inc. Class A(a)	202	8,254
Madison Square Garden, Inc. Class A*	105	2,213
McGraw-Hill Cos., Inc. (The)(a)	1,369	45,259
Meredith Corp.(a)	338	11,259
Morningstar, Inc.*	157	6,996
Omnicom Group, Inc.	1,783	70,393
Regal Entertainment Group Class A	363	4,763
Scholastic Corp.	211	5,870
Scripps Networks Interactive, Inc. Class A	648	30,832
Viacom, Inc. Class B	2,860	103,503
Walt Disney Co. (The)	7,604	251,769
Washington Post Co. (The) Class B(a)	20	7,988
World Wrestling Entertainment, Inc. Class A(a)	294	4,090

Total Media		1,150,812
Metals & Mining – 0.5%
AMCOL International Corp.	137	3,588
Cliffs Natural Resources, Inc.	276	17,642
Compass Minerals International, Inc.	248	19,002
Haynes International, Inc.	180	6,286
Newmont Mining Corp.	1,258	79,015
Reliance Steel & Aluminum Co.	249	10,341
Southern Copper Corp.	1,170	41,090
Titanium Metals Corp.*	587	11,717
Walter Energy, Inc.(a)	346	28,126

Total Metals & Mining		216,807
Multiline Retail – 0.9%
Big Lots, Inc.*(a)	488	16,226
Dollar Tree, Inc.*(a)	745	36,326
Family Dollar Stores, Inc.	911	40,230
J.C. Penney Co., Inc.(a)	253	6,876
Kohl’s Corp.*	1,401	73,805
Nordstrom, Inc.	800	29,760
Target Corp.	3,686	196,980

Total Multiline Retail		400,203
Multi-Utilities – 1.7%
Alliant Energy Corp.	250	9,088
Ameren Corp.(a)	1,307	37,119
Avista Corp.(a)	231	4,823
CenterPoint Energy, Inc.	1,762	27,699

Investments	Shares	Value

CH Energy Group, Inc.	212	$9,362
CMS Energy Corp.	1,172	21,119
Consolidated Edison, Inc.(a)	896	43,205
Dominion Resources, Inc.	3,249	141,851
DTE Energy Co.	894	41,061
Integrys Energy Group, Inc.	223	11,609
NiSource, Inc.	1,027	17,870
NorthWestern Corp.	182	5,187
NSTAR(a)	550	21,643
OGE Energy Corp.	440	17,543
PG&E Corp.	1,692	76,851
Public Service Enterprise Group, Inc.	3,591	118,790
SCANA Corp.	670	27,014
Sempra Energy	1,538	82,744
TECO Energy, Inc.	690	11,951
Vectren Corp.	274	7,088
Wisconsin Energy Corp.	276	15,953
Xcel Energy, Inc.(a)	2,083	47,847

Total Multi-Utilities		797,417
Office Electronics – 0.1%
Xerox Corp.(a)	4,140	42,849
Zebra Technologies Corp. Class A*	293	9,857

Total Office Electronics		52,706
Oil, Gas & Consumable Fuels – 7.2%
Arch Coal, Inc.	393	10,497
Berry Petroleum Co. Class A	1	32
Bill Barrett Corp.*	235	8,460
Cabot Oil & Gas Corp.	143	4,306
Chevron Corp.	10,587	858,076
Concho Resources, Inc.*	205	13,565
Consol Energy, Inc.	1,014	37,477
Contango Oil & Gas Co.*	74	3,712
CVR Energy, Inc.*	1,231	10,156
EOG Resources, Inc.(a)	546	50,762
EQT Corp.	182	6,563
Exxon Mobil Corp.	27,582	1,704,292
Frontier Oil Corp.	1,055	14,137
Hess Corp.	294	17,381
Holly Corp.	324	9,315
Marathon Oil Corp.	3,772	124,853
Massey Energy Co.(a)	256	7,941
Murphy Oil Corp.	799	49,474
Noble Energy, Inc.	163	12,240
Occidental Petroleum Corp.	2,564	200,761
Patriot Coal Corp.*(a)	922	10,520
Peabody Energy Corp.	1,126	55,185
QEP Resources, Inc.	820	24,715
Range Resources Corp.(a)	110	4,194
Southern Union Co.	694	16,698
Spectra Energy Corp.	3,215	72,498
Tesoro Corp.	573	7,655
Western Refining, Inc.*(a)	526	2,756
Williams Cos., Inc. (The)	1,350	25,799

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	19

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

World Fuel Services Corp.	482	$12,537

Total Oil, Gas & Consumable Fuels		3,376,557
Paper & Forest Products – 0.2%
Buckeye Technologies, Inc.	988	14,533
Clearwater Paper Corp.*	211	16,053
International Paper Co.	1,533	33,343
KapStone Paper and Packaging Corp.*	1,033	12,540
PH Glatfelter Co.	755	9,181
Verso Paper Corp.*	4,067	11,713

Total Paper & Forest Products		97,363
Personal Products – 0.3%
Alberto-Culver Co.(a)	278	10,467
American Oriental Bioengineering, Inc.*(a)	2,193	5,285
Avon Products, Inc.(a)	1,510	48,486
Estee Lauder Cos., Inc. (The) Class A(a)	508	32,121
NBTY, Inc.*	279	15,339
Nu Skin Enterprises, Inc. Class A	276	7,949

Total Personal Products		119,647
Pharmaceuticals – 6.5%
Abbott Laboratories	8,219	429,361
Allergan, Inc.	818	54,422
Bristol-Myers Squibb Co.	9,546	258,792
Endo Pharmaceuticals Holdings, Inc.*	847	28,154
Forest Laboratories, Inc.*	1,857	57,437
Johnson & Johnson	14,872	921,469
Merck & Co., Inc.	13,679	503,524
Mylan, Inc.*(a)	490	9,217
Par Pharmaceutical Cos., Inc.*	364	10,585
Perrigo Co.(a)	456	29,284
Pfizer, Inc.	42,165	723,973
Questcor Pharmaceuticals, Inc.*	822	8,154
Watson Pharmaceuticals, Inc.*(a)	566	23,948

Total Pharmaceuticals		3,058,320
Professional Services – 0.2%
Administaff, Inc.(a)	177	4,767
Corporate Executive Board Co. (The)	200	6,312
Dun & Bradstreet Corp.	294	21,797
Equifax, Inc.	477	14,882
FTI Consulting, Inc.*	160	5,550
IHS, Inc. Class A*(a)	296	20,128
Manpower, Inc.(a)	154	8,039
Robert Half International, Inc.(a)	254	6,604
Towers Watson & Co. Class A(a)	158	7,771

Total Professional Services		95,850
Real Estate Investment Trusts (REITs) – 1.0%
Alexander’s, Inc.	49	15,473
Alexandria Real Estate Equities, Inc.	88	6,160
AvalonBay Communities, Inc.(a)	84	8,730
BioMed Realty Trust, Inc.(a)	341	6,111
Boston Properties, Inc.(a)	87	7,232
BRE Properties, Inc.	112	4,648
Cogdell Spencer, Inc.	1,577	9,967

Investments	Shares	Value

CommonWealth REIT	349	$8,934
DiamondRock Hospitality Co.*(a)	623	5,912
Digital Realty Trust, Inc.(a)	186	11,476
Equity Lifestyle Properties, Inc.	182	9,915
Equity One, Inc.(a)	234	3,950
Essex Property Trust, Inc.	110	12,038
Extra Space Storage, Inc.(a)	776	12,447
Federal Realty Investment Trust	90	7,349
Getty Realty Corp.(a)	394	10,571
HCP, Inc.(a)	321	11,550
Health Care REIT, Inc.	179	8,474
Hospitality Properties Trust	865	19,316
Liberty Property Trust(a)	248	7,911
LTC Properties, Inc.	325	8,294
Macerich Co. (The)(a)	521	22,377
Mack-Cali Realty Corp.(a)	178	5,822
Medical Properties Trust, Inc.(a)	937	9,501
National Health Investors, Inc.	135	5,948
National Retail Properties, Inc.(a)	315	7,910
Nationwide Health Properties, Inc.(a)	225	8,701
Omega Healthcare Investors, Inc.	297	6,668
Plum Creek Timber Co., Inc.(a)	691	24,392
Potlatch Corp.(a)	138	4,692
Public Storage(a)	648	62,882
Rayonier, Inc.	525	26,313
Realty Income Corp.(a)	206	6,946
Senior Housing Properties Trust	350	8,225
Simon Property Group, Inc.	348	32,274
Ventas, Inc.(a)	275	14,182
Weingarten Realty Investors(a)	255	5,564

Total Real Estate Investment Trusts (REITs)		448,855
Real Estate Management & Development – 0.0%
Forestar Group, Inc.*	414	7,059
Road & Rail – 0.9%
CSX Corp.	1,923	106,380
Genesee & Wyoming, Inc. Class A*	114	4,946
Heartland Express, Inc.	226	3,361
JB Hunt Transport Services, Inc.	344	11,937
Kansas City Southern*	131	4,901
Knight Transportation, Inc.	184	3,557
Landstar System, Inc.	142	5,484
Norfolk Southern Corp.	1,644	97,834
Old Dominion Freight Line, Inc.*	241	6,126
Union Pacific Corp.	2,335	191,003
Werner Enterprises, Inc.(a)	188	3,852

Total Road & Rail		439,381
Semiconductors & Semiconductor Equipment – 1.1%
Altera Corp.	848	25,576
Amkor Technology, Inc.*(a)	1,509	9,914
Analog Devices, Inc.	761	23,880
Cymer, Inc.*	229	8,491

See Notes to Financial Statements.

20	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

First Solar, Inc.*(a)	389	$57,319
GT Solar International, Inc.*	1,603	13,417
Hittite Microwave Corp.*(a)	211	10,054
Intel Corp.	9,925	190,858
Linear Technology Corp.(a)	762	23,416
Microchip Technology, Inc.(a)	373	11,731
PMC – Sierra, Inc.*	1	7
Sigma Designs, Inc.*	501	5,757
Skyworks Solutions, Inc.*(a)	416	8,603
SunPower Corp. Class A*	112	1,613
Tessera Technologies, Inc.*	362	6,697
Texas Instruments, Inc.	2,944	79,900
Xilinx, Inc.(a)	987	26,264

Total Semiconductors & Semiconductor Equipment		503,497
Software – 4.1%
Activision Blizzard, Inc.	2,529	27,364
Adobe Systems, Inc.*	1,371	35,852
ANSYS, Inc.*(a)	204	8,619
BMC Software, Inc.*	799	32,343
CA, Inc.	2,608	55,081
Citrix Systems, Inc.*	346	23,611
Compuware Corp.*	1,102	9,400
Factset Research Systems, Inc.	156	12,656
Fair Isaac Corp.(a)	298	7,349
Informatica Corp.*(a)	274	10,524
Intuit, Inc.*(a)	1,211	53,054
Jack Henry & Associates, Inc.	294	7,497
McAfee, Inc.*	211	9,972
MICROS Systems, Inc.*	345	14,604
Microsoft Corp.	38,163	934,612
MicroStrategy, Inc. Class A*	98	8,488
Net 1 UEPS Technologies, Inc.*	409	4,728
Oracle Corp.	19,394	520,729
Parametric Technology Corp.*	409	7,992
Progress Software Corp.*	184	6,090
Quest Software, Inc.*(a)	525	12,910
Red Hat, Inc.*	366	15,006
S1 Corp.*	1,464	7,627
Salesforce.com, Inc.*(a)	138	15,428
Synopsys, Inc.*	910	22,541
TeleCommunication Systems, Inc. Class A*	1,033	4,039
TIBCO Software, Inc.*	617	10,945
Tyler Technologies, Inc.*	474	9,556
VMware, Inc. Class A*	500	42,470

Total Software		1,931,087
Specialty Retail – 2.7%
Aaron’s, Inc.	265	4,889
Advance Auto Parts, Inc.	557	32,685
Aeropostale, Inc.*	580	13,485
American Eagle Outfitters, Inc.	638	9,545
AutoNation, Inc.*(a)	1,093	25,412
AutoZone, Inc.*(a)	342	78,287

Investments	Shares	Value

Barnes & Noble, Inc.(a)	320	$5,187
Bed Bath & Beyond, Inc.*(a)	1,058	45,928
Best Buy Co., Inc.	2,221	90,683
Buckle, Inc. (The)(a)	248	6,582
Cabela’s, Inc.*(a)	550	10,439
CarMax, Inc.*(a)	596	16,605
Cato Corp. (The) Class A	455	12,176
Childrens Place Retail Stores, Inc. (The)*	301	14,680
Collective Brands, Inc.*	317	5,116
Dick’s Sporting Goods, Inc.*	457	12,814
Dress Barn, Inc. (The)*	390	9,263
GameStop Corp. Class A*(a)	1,445	28,481
Gap, Inc. (The)	3,840	71,578
Group 1 Automotive, Inc.*	324	9,681
Guess ?, Inc.(a)	415	16,861
Gymboree Corp.*	200	8,308
Home Depot, Inc.	6,964	220,620
J Crew Group, Inc.*(a)	157	5,278
JOS A Bank Clothiers, Inc.*	180	7,670
Lowe’s Cos., Inc.	6,091	135,768
Ltd. Brands, Inc.	1,049	28,092
Men’s Wearhouse, Inc. (The)(a)	278	6,614
O’Reilly Automotive, Inc.*	663	35,272
PetSmart, Inc.	463	16,205
RadioShack Corp.	870	18,557
Rent-A-Center, Inc.(a)	847	18,956
Ross Stores, Inc.(a)	795	43,423
Sally Beauty Holdings, Inc.*(a)	785	8,792
Staples, Inc.	2,609	54,580
Systemax, Inc.	364	4,470
Tiffany & Co. (a)	304	14,285
TJX Cos., Inc.	2,399	107,067
Tractor Supply Co.	232	9,201
Urban Outfitters, Inc.*(a)	432	13,582

Total Specialty Retail		1,277,117
Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc.*	228	6,003
Coach, Inc.	1,442	61,948
Columbia Sportswear Co.(a)	160	9,350
Deckers Outdoor Corp.*	195	9,742
Fossil, Inc.*	202	10,866
Hanesbrands, Inc.*	209	5,405
Iconix Brand Group, Inc.*	369	6,458
Maidenform Brands, Inc.*	552	15,925
NIKE, Inc. Class B(a)	2,288	183,360
Phillips-Van Heusen Corp.(a)	141	8,483
Polo Ralph Lauren Corp.(a)	419	37,651
Timberland Co. (The) Class A*	275	5,448
Under Armour, Inc. Class A*(a)	132	5,945
VF Corp.(a)	479	38,809
Warnaco Group, Inc. (The)*	211	10,789
Wolverine World Wide, Inc.(a)	223	6,469

Total Textiles, Apparel & Luxury Goods		422,651

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	21

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

September 30, 2010

Investments	Shares	Value

Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	249	$3,394
Capitol Federal Financial(a)	96	2,371
Dime Community Bancshares, Inc.	807	11,177
First Niagara Financial Group, Inc.(a)	319	3,716
Flushing Financial Corp.	841	9,722
Hudson City Bancorp, Inc.	3,018	37,001
New York Community Bancorp, Inc.(a)	1,921	31,216
NewAlliance Bancshares, Inc.(a)	758	9,566
Northwest Bancshares, Inc.	392	4,386
People’s United Financial, Inc.(a)	541	7,082
TFS Financial Corp.	299	2,748
Washington Federal, Inc.(a)	211	3,220

Total Thrifts & Mortgage Finance		125,599
Tobacco – 2.4%
Alliance One International, Inc.*	2,012	8,350
Altria Group, Inc.	12,777	306,904
Lorillard, Inc.	980	78,704
Philip Morris International, Inc.	10,771	603,391
Reynolds American, Inc.	1,806	107,258
Universal Corp.	365	14,633
Vector Group Ltd.(a)	317	5,928

Total Tobacco		1,125,168
Trading Companies & Distributors – 0.3%
Applied Industrial Technologies, Inc.	269	8,231
Beacon Roofing Supply, Inc.*	553	8,057
Fastenal Co.(a)	367	19,521
GATX Corp.	321	9,412
H&E Equipment Services, Inc.*	481	3,834
Interline Brands, Inc.*	294	5,304
MSC Industrial Direct Co. Class A	269	14,537
TAL International Group, Inc.	250	6,055
W.W. Grainger, Inc.	366	43,594
Watsco, Inc.(a)	109	6,069
WESCO International, Inc.*	569	22,356

Total Trading Companies & Distributors		146,970
Water Utilities – 0.1%
American States Water Co.	256	9,160
American Water Works Co., Inc.	712	16,568
Aqua America, Inc.(a)	273	5,569

Total Water Utilities		31,297
Wireless Telecommunication Services – 0.3%
American Tower Corp. Class A*	556	28,501
MetroPCS Communications, Inc.*(a)	1,691	17,688
NII Holdings, Inc.*	866	35,593
Syniverse Holdings, Inc.*	459	10,405
Telephone & Data Systems, Inc.	796	26,109
USA Mobility, Inc.	876	14,042

Total Wireless Telecommunication Services		132,338
TOTAL COMMON STOCKS (Cost: $47,859,421)		46,550,542

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.8%
WisdomTree LargeCap Dividend Fund(a)(b)
(Cost: $334,994)	8,414	$359,025
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $17,334)	17,334	17,334
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.1%
MONEY MARKET FUND – 14.1%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d)
(Cost: $6,627,000)(e)	6,627,000	6,627,000
TOTAL INVESTMENTS IN SECURITIES – 114.0% (Cost: $54,838,749)(f)		53,553,901
Liabilities in Excess of Other Assets – (14.0)%		(6,572,008)

NET ASSETS – 100.0%		$46,981,893

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $6,467,874 and the total market value of the collateral held by the Fund was $6,627,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

22	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.5%
Aerospace & Defense – 2.8%
Alliant Techsystems, Inc.*	278	$20,961
General Dynamics Corp.	3,762	236,291
Goodrich Corp.(a)	1,052	77,564
Honeywell International, Inc.	5,249	230,641
ITT Corp.(a)	985	46,128
L-3 Communications Holdings, Inc.(a)	1,248	90,193
Lockheed Martin Corp.	2,970	211,702
Northrop Grumman Corp.	1,674	101,495
Precision Castparts Corp.	1,067	135,882
Raytheon Co.	3,400	155,414
Rockwell Collins, Inc.(a)	1,200	69,900
United Technologies Corp.	5,492	391,195

Total Aerospace & Defense		1,767,366
Air Freight & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.(a)	765	53,489
Expeditors International of Washington, Inc.(a)	900	41,607
United Parcel Service, Inc. Class B	3,168	211,274

Total Air Freight & Logistics		306,370
Automobiles – 0.1%
Harley-Davidson, Inc.(a)	1,215	34,555
Beverages – 3.0%
Brown-Forman Corp. Class B(a)	1,042	64,229
Coca-Cola Co. (The)	13,813	808,337
Coca-Cola Enterprises, Inc.*	3,771	116,901
Constellation Brands, Inc. Class A*(a)	625	11,056
Dr. Pepper Snapple Group, Inc.	2,280	80,986
Hansen Natural Corp.*	465	21,678
Molson Coors Brewing Co. Class B(a)	1,273	60,111
PepsiCo, Inc.	11,520	765,389

Total Beverages		1,928,687
Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc.*	186	11,971
Amgen, Inc.*	10,534	580,529
Biogen Idec, Inc.*(a)	2,197	123,296
Celgene Corp.*	891	51,330
Cephalon, Inc.*(a)	557	34,779
Genzyme Corp.*	1,232	87,213
Gilead Sciences, Inc.*	6,973	248,309

Total Biotechnology		1,137,427
Capital Markets – 2.1%
Ameriprise Financial, Inc.	543	25,700
BlackRock, Inc.	376	64,014
Charles Schwab Corp. (The)	6,477	90,030
Eaton Vance Corp.	531	15,420
Franklin Resources, Inc.	1,205	128,815
Goldman Sachs Group, Inc. (The)	3,949	570,946
Northern Trust Corp.(a)	2,102	101,400
Raymond James Financial, Inc.(a)	817	20,695
SEI Investments Co.	1,249	25,405
State Street Corp.	4,728	178,057

Investments	Shares	Value

T. Rowe Price Group, Inc.(a)	956	$47,862
TD Ameritrade Holding Corp.*	4,405	71,141

Total Capital Markets		1,339,485
Chemicals – 1.5%
Air Products & Chemicals, Inc.(a)	920	76,194
Airgas, Inc.(a)	604	41,042
Albemarle Corp.	386	18,069
Celanese Corp. Series A	1,237	39,708
CF Industries Holdings, Inc.	822	78,501
Eastman Chemical Co.	214	15,836
Ecolab, Inc.	946	48,000
FMC Corp.	411	28,116
International Flavors & Fragrances, Inc.(a)	482	23,387
Lubrizol Corp.	510	54,045
Monsanto Co.	3,157	151,315
Mosaic Co. (The)	1,959	115,111
PPG Industries, Inc.	468	34,070
Praxair, Inc.(a)	1,640	148,026
Sherwin-Williams Co. (The)(a)	850	63,869
Sigma-Aldrich Corp.(a)	786	47,459

Total Chemicals		982,748
Commercial Banks – 1.5%
BB&T Corp.(a)	3,731	89,842
BOK Financial Corp.(a)	492	22,204
Commerce Bancshares, Inc.	508	19,096
Cullen/Frost Bankers, Inc.(a)	454	24,457
M&T Bank Corp.	562	45,977
PNC Financial Services Group, Inc.	1,568	81,395
U.S. Bancorp(a)	8,038	173,782
Wells Fargo & Co.	20,737	521,121

Total Commercial Banks		977,874
Commercial Services & Supplies – 0.4%
Cintas Corp.	937	25,814
Corrections Corp. of America*	748	18,461
Iron Mountain, Inc.(a)	855	19,101
Pitney Bowes, Inc.(a)	1,846	39,468
Republic Services, Inc.	1,078	32,868
Stericycle, Inc.*(a)	379	26,333
Waste Management, Inc.(a)	3,414	122,016

Total Commercial Services & Supplies		284,061
Communications Equipment – 1.8%
Cisco Systems, Inc.*	30,931	677,389
F5 Networks, Inc.*(a)	226	23,461
Harris Corp.	1,097	48,586
Juniper Networks, Inc.*	1,195	36,269
QUALCOMM, Inc.	7,752	349,770

Total Communications Equipment		1,135,475
Computers & Peripherals – 3.5%
Apple, Inc.*	3,707	1,051,861
Dell, Inc.*	13,608	176,360
EMC Corp.*	7,205	146,333
Hewlett-Packard Co.	17,485	735,594

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2010

Investments	Shares	Value

NetApp, Inc.*(a)	1,063	$52,927
Western Digital Corp.*(a)	1,864	52,919

Total Computers & Peripherals		2,215,994
Construction & Engineering – 0.4%
Aecom Technology Corp.*	865	20,985
Fluor Corp.(a)	2,006	99,357
Jacobs Engineering Group, Inc.*(a)	1,258	48,685
KBR, Inc.	2,055	50,635
Quanta Services, Inc.*(a)	990	18,889
URS Corp.*	678	25,750

Total Construction & Engineering		264,301
Construction Materials – 0.0%
Martin Marietta Materials, Inc.(a)	182	14,009
Vulcan Materials Co.(a)	23	849

Total Construction Materials		14,858
Consumer Finance – 0.2%
American Express Co.	2,339	98,308
Containers & Packaging – 0.2%
Ball Corp.	680	40,018
Bemis Co., Inc.	685	21,749
Crown Holdings, Inc.*	673	19,288
Pactiv Corp.*	886	29,220
Sealed Air Corp.	1,300	29,224
Sonoco Products Co.(a)	421	14,078

Total Containers & Packaging		153,577
Distributors – 0.1%
Genuine Parts Co.	1,120	49,941
Diversified Consumer Services – 0.2%
Apollo Group, Inc. Class A*	1,338	68,706
DeVry, Inc.	474	23,326
H&R Block, Inc.(a)	3,081	39,899
ITT Educational Services, Inc.*(a)	352	24,735

Total Diversified Consumer Services		156,666
Diversified Financial Services – 1.8%
Bank of America Corp.	33,013	432,800
CME Group, Inc.	333	86,730
IntercontinentalExchange, Inc.*(a)	344	36,024
JPMorgan Chase & Co.	13,300	506,331
Moody’s Corp.	1,825	45,588
MSCI, Inc. Class A*	258	8,568
NASDAQ OMX Group, Inc. (The)*(a)	1,946	37,811

Total Diversified Financial Services		1,153,852
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	36,874	1,054,597
CenturyLink, Inc.(a)	1,412	55,718
Frontier Communications Corp.	3,943	32,214
Qwest Communications International, Inc.(a)	8,212	51,489
Verizon Communications, Inc.(a)	16,448	536,040
Windstream Corp.(a)	4,059	49,885

Total Diversified Telecommunication Services		1,779,943

Investments	Shares	Value

Electric Utilities – 2.3%
Allegheny Energy, Inc.	1,462	$35,848
American Electric Power Co., Inc.(a)	3,670	132,964
DPL, Inc.(a)	1,044	27,280
Duke Energy Corp.	8,590	152,129
Edison International	2,293	78,856
Entergy Corp.	1,596	122,142
Exelon Corp.(a)	6,103	259,866
FirstEnergy Corp.(a)	1,792	69,064
NextEra Energy, Inc.	3,542	192,649
Northeast Utilities(a)	1,116	33,000
Pepco Holdings, Inc.(a)	1,399	26,022
Pinnacle West Capital Corp.	86	3,549
PPL Corp.(a)	1,683	45,828
Progress Energy, Inc.(a)	2,279	101,233
Southern Co.	5,593	208,283

Total Electric Utilities		1,488,713
Electrical Equipment – 0.5%
AMETEK, Inc.	561	26,799
Emerson Electric Co.	4,921	259,140
Rockwell Automation, Inc.(a)	402	24,815
Roper Industries, Inc.	543	35,393

Total Electrical Equipment		346,147
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A(a)	958	46,923
Arrow Electronics, Inc.*	442	11,815
Avnet, Inc.*(a)	650	17,556
Corning, Inc.	10,558	193,000
Dolby Laboratories, Inc. Class A*(a)	670	38,063
FLIR Systems, Inc.*(a)	971	24,955

Total Electronic Equipment, Instruments & Components		332,312
Energy Equipment & Services – 1.6%
Baker Hughes, Inc.	2,913	124,094
Cameron International Corp.*(a)	1,749	75,137
Diamond Offshore Drilling, Inc.(a)	1,758	119,140
FMC Technologies, Inc.*(a)	771	52,652
Halliburton Co.	7,029	232,449
Helmerich & Payne, Inc.	1,129	45,679
National Oilwell Varco, Inc.	5,043	224,262
Oceaneering International, Inc.*	414	22,298
Pride International, Inc.*(a)	2,161	63,598
Rowan Cos., Inc.*(a)	1,826	55,437

Total Energy Equipment & Services		1,014,746
Food & Staples Retailing – 4.8%
Costco Wholesale Corp.(a)	2,389	154,067
CVS Caremark Corp.	14,594	459,273
Kroger Co. (The)	7,754	167,952
Safeway, Inc.(a)	4,603	97,399
SUPERVALU, Inc.(a)	2,980	34,359
Sysco Corp.(a)	4,613	131,563

See Notes to Financial Statements.

24	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2010

Investments	Shares	Value

Walgreen Co.(a)	6,700	$224,450
Wal-Mart Stores, Inc.	33,027	1,767,605
Whole Foods Market, Inc.*(a)	567	21,041

Total Food & Staples Retailing		3,057,709
Food Products – 2.1%
Archer-Daniels-Midland Co.	4,404	140,576
Campbell Soup Co.(a)	2,556	91,377
ConAgra Foods, Inc.(a)	3,706	81,310
Dean Foods Co.*(a)	1,789	18,266
General Mills, Inc.	4,465	163,151
H.J. Heinz Co.(a)	2,287	108,335
Hershey Co. (The)(a)	1,313	62,486
Hormel Foods Corp.(a)	1,051	46,875
J.M. Smucker Co. (The)	800	48,424
Kellogg Co.(a)	2,524	127,487
Kraft Foods, Inc. Class A	9,776	301,687
McCormick & Co., Inc.(a)	883	37,121
Mead Johnson Nutrition Co.(a)	1,106	62,942
Ralcorp Holdings, Inc.*	508	29,708
Sara Lee Corp.(a)	3,158	42,412
Tyson Foods, Inc. Class A(a)	242	3,877

Total Food Products		1,366,034
Gas Utilities – 0.2%
Energen Corp.	673	30,770
National Fuel Gas Co.	237	12,279
Oneok, Inc.(a)	820	36,933
Questar Corp.	1,112	19,493

Total Gas Utilities		99,475
Health Care Equipment & Supplies – 1.9%
Alere, Inc.*(a)	64	1,980
Baxter International, Inc.	4,752	226,718
Beckman Coulter, Inc.(a)	224	10,929
Becton Dickinson and Co.(a)	2,057	152,424
C.R. Bard, Inc.	829	67,505
DENTSPLY International, Inc.(a)	957	30,595
Edwards Lifesciences Corp.*	501	33,592
Hospira, Inc.*(a)	1,105	62,996
IDEXX Laboratories, Inc.*	269	16,603
Intuitive Surgical, Inc.*	93	26,388
Medtronic, Inc.	7,305	245,302
ResMed, Inc.*	772	25,329
St. Jude Medical, Inc.*(a)	1,430	56,256
Stryker Corp.(a)	2,757	137,988
Varian Medical Systems, Inc.*	903	54,631
Zimmer Holdings, Inc.*	1,530	80,065

Total Health Care Equipment & Supplies		1,229,301
Health Care Providers & Services – 3.4%
Aetna, Inc.	4,734	149,642
AmerisourceBergen Corp.(a)	2,464	75,546
Cardinal Health, Inc.	3,507	115,871
CIGNA Corp.	2,791	99,862
Community Health Systems, Inc.*	819	25,364

Investments	Shares	Value

Coventry Health Care, Inc.*(a)	1,496	$32,209
DaVita, Inc.*	845	58,330
Express Scripts, Inc.*	2,481	120,825
Henry Schein, Inc.*	699	40,947
Humana, Inc.*	2,737	137,507
Laboratory Corp. of America Holdings*(a)	839	65,803
McKesson Corp.	2,376	146,789
Medco Health Solutions, Inc.*	2,418	125,881
Patterson Cos., Inc.(a)	901	25,814
Quest Diagnostics, Inc.(a)	1,457	73,535
UnitedHealth Group, Inc.	15,590	547,365
WellPoint, Inc.*	6,109	346,014

Total Health Care Providers & Services		2,187,304
Health Care Technology – 0.0%
Cerner Corp.*(a)	308	25,869
Hotels, Restaurants & Leisure – 1.5%
Darden Restaurants, Inc.(a)	1,433	61,304
International Game Technology	1,073	15,505
McDonald’s Corp.	8,524	635,123
Starbucks Corp.(a)	2,132	54,537
Starwood Hotels & Resorts Worldwide, Inc.	534	28,062
Wyndham Worldwide Corp.(a)	1,169	32,112
Yum! Brands, Inc.	3,507	161,532

Total Hotels, Restaurants & Leisure		988,175
Household Durables – 0.2%
Fortune Brands, Inc.(a)	142	6,991
Leggett & Platt, Inc.(a)	319	7,261
Newell Rubbermaid, Inc.(a)	2,020	35,976
NVR, Inc.*	19	12,303
Stanley Black & Decker, Inc.	655	40,138
Tupperware Brands Corp.(a)	476	21,782
Whirlpool Corp.	315	25,502

Total Household Durables		149,953
Household Products – 2.8%
Church & Dwight Co., Inc.(a)	472	30,652
Clorox Co.	1,108	73,970
Colgate-Palmolive Co.	3,128	240,418
Energizer Holdings, Inc.*(a)	603	40,540
Kimberly-Clark Corp.	3,337	217,072
Procter & Gamble Co. (The)	19,445	1,166,116

Total Household Products		1,768,768
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (The)*(a)	2,421	27,478
Calpine Corp.*(a)	2,022	25,174
NRG Energy, Inc.*	5,558	115,718

Total Independent Power Producers & Energy Traders		168,370
Industrial Conglomerates – 2.6%
3M Co.(a)	3,397	294,554
General Electric Co.	83,728	1,360,580

Total Industrial Conglomerates		1,655,134

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2010

Investments	Shares	Value

Insurance – 6.7%
Allstate Corp. (The)	3,069	$96,827
American Family Life Assurance Co., Inc.	5,897	304,934
American Financial Group, Inc.	2,706	82,749
American National Insurance Co.	29	2,203
AON Corp.(a)	1,301	50,882
Assurant, Inc.(a)	2,273	92,511
Berkshire Hathaway, Inc. Class B*	17,509	1,447,644
Chubb Corp.(a)	5,751	327,750
Cincinnati Financial Corp.(a)	1,099	31,706
CNA Financial Corp.*	3,089	86,461
Fidelity National Financial, Inc. Class A	1,256	19,732
First American Financial Corp.*	433	6,469
HCC Insurance Holdings, Inc.(a)	1,597	41,666
Lincoln National Corp.(a)	2,292	54,825
Loews Corp.	860	32,594
Markel Corp.*	103	35,493
Marsh & McLennan Cos., Inc.(a)	562	13,555
MetLife, Inc.	3,533	135,844
Principal Financial Group, Inc.(a)	3,427	88,828
Progressive Corp. (The)	6,983	145,735
Prudential Financial, Inc.	6,416	347,619
Reinsurance Group of America, Inc.	1,171	56,548
Torchmark Corp.(a)	1,506	80,029
Transatlantic Holdings, Inc.	1,381	70,182
Travelers Cos., Inc. (The)	8,671	451,759
Unum Group(a)	5,283	117,018
W.R. Berkley Corp.	1,871	50,648

Total Insurance		4,272,211
Internet & Catalog Retail – 0.4%
Amazon.com, Inc.*(a)	741	116,381
NetFlix, Inc.*(a)	229	37,135
priceline.com, Inc.*	253	88,130

Total Internet & Catalog Retail		241,646
Internet Software & Services – 1.4%
Akamai Technologies, Inc.*	703	35,277
eBay, Inc.*	7,853	191,613
Equinix, Inc.*	186	19,037
Google, Inc. Class A*	1,049	551,554
VeriSign, Inc.*(a)	987	31,327
Yahoo!, Inc.*(a)	2,553	36,176

Total Internet Software & Services		864,984
IT Services – 4.1%
Alliance Data Systems Corp.*(a)	338	22,058
Automatic Data Processing, Inc.	3,825	160,765
Broadridge Financial Solutions, Inc.(a)	1,176	26,895
Cognizant Technology Solutions Corp. Class A*	1,463	94,320
Computer Sciences Corp.	1,701	78,246
CoreLogic, Inc.*	433	8,296
Fidelity National Information Services, Inc.	1,217	33,017
Fiserv, Inc.*(a)	1,208	65,015
Global Payments, Inc.(a)	353	15,140

Investments	Shares	Value

Hewitt Associates, Inc. Class A*	722	$36,410
International Business Machines Corp.	10,054	1,348,644
Lender Processing Services, Inc.	745	24,756
Mastercard, Inc. Class A(a)	697	156,128
Paychex, Inc.(a)	2,028	55,750
SAIC, Inc.*(a)	3,076	49,154
Teradata Corp.*	963	37,133
Total System Services, Inc.	1,622	24,719
Visa, Inc. Class A(a)	3,379	250,925
Western Union Co. (The)	6,016	106,303

Total IT Services		2,593,674
Leisure Equipment & Products – 0.2%
Hasbro, Inc.(a)	1,160	51,632
Mattel, Inc.(a)	2,407	56,468

Total Leisure Equipment & Products		108,100
Life Sciences Tools & Services – 0.3%
Covance, Inc.*(a)	397	18,576
Illumina, Inc.*(a)	397	19,532
Mettler-Toledo International, Inc.*	181	22,524
Thermo Fisher Scientific, Inc.*	2,134	102,176
Waters Corp.*	640	45,299

Total Life Sciences Tools & Services		208,107
Machinery – 1.7%
AGCO Corp.*	757	29,531
Bucyrus International, Inc.(a)	680	47,158
Caterpillar, Inc.(a)	2,098	165,071
Cummins, Inc.(a)	406	36,775
Danaher Corp.	3,760	152,694
Deere & Co.(a)	2,012	140,397
Donaldson Co., Inc.	344	16,213
Dover Corp.	1,312	68,499
Eaton Corp.	662	54,608
Flowserve Corp.	552	60,400
Illinois Tool Works, Inc.	2,107	99,071
Joy Global, Inc.(a)	929	65,327
PACCAR, Inc.(a)	620	29,853
Pall Corp.	682	28,398
Parker Hannifin Corp.	679	47,571
Pentair, Inc.(a)	344	11,569

Total Machinery		1,053,135
Media – 2.7%
Cablevision Systems Corp. Class A	757	19,826
CBS Corp. Class B(a)	1,928	30,578
Comcast Corp. Class A	23,617	426,995
DIRECTV Class A*	4,930	205,236
Discovery Communications, Inc. Class C*	2,302	87,913
DISH Network Corp. Class A	5,645	108,158
DreamWorks Animation SKG, Inc. Class A*(a)	491	15,668
Interpublic Group of Cos., Inc. (The)*(a)	2,832	28,405
Madison Square Garden, Inc. Class A*	189	3,984
McGraw-Hill Cos., Inc. (The)(a)	2,226	73,592
Omnicom Group, Inc.	2,745	108,373

See Notes to Financial Statements.

26	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2010

Investments	Shares	Value

Scripps Networks Interactive, Inc. Class A	913	$43,440
Viacom, Inc. Class B*	4,532	164,013
Walt Disney Co. (The)	11,842	392,089
Washington Post Co. (The) Class B(a)	24	9,586

Total Media		1,717,856
Metals & Mining – 0.5%
Cliffs Natural Resources, Inc.	458	29,275
Newmont Mining Corp.	2,041	128,195
Reliance Steel & Aluminum Co.	348	14,452
Southern Copper Corp.	2,088	73,331
Walter Energy, Inc.(a)	589	47,880

Total Metals & Mining		293,133
Multiline Retail – 0.9%
Dollar Tree, Inc.*(a)	1,040	50,710
Family Dollar Stores, Inc.	1,297	57,275
J.C. Penney Co., Inc.(a)	471	12,802
Kohl’s Corp.*	2,081	109,627
Nordstrom, Inc.	1,156	43,003
Target Corp.	5,624	300,547

Total Multiline Retail		573,964
Multi-Utilities – 1.8%
Alliant Energy Corp.	312	11,341
Ameren Corp.(a)	2,076	58,958
CenterPoint Energy, Inc.(a)	2,494	39,206
CMS Energy Corp.	1,590	28,652
Consolidated Edison, Inc.(a)	1,338	64,518
Dominion Resources, Inc.	4,996	218,125
DTE Energy Co.	1,202	55,208
Integrys Energy Group, Inc.(a)	344	17,909
NiSource, Inc.	1,370	23,838
NSTAR(a)	706	27,781
OGE Energy Corp.	790	31,497
PG&E Corp.(a)	2,598	118,001
Public Service Enterprise Group, Inc.	5,460	180,617
SCANA Corp.(a)	1,061	42,780
Sempra Energy(a)	2,356	126,753
TECO Energy, Inc.	1,244	21,546
Wisconsin Energy Corp.(a)	374	21,617
Xcel Energy, Inc.(a)	3,216	73,872

Total Multi-Utilities		1,162,219
Office Electronics – 0.1%
Xerox Corp.(a)	7,516	77,791
Oil, Gas & Consumable Fuels – 8.0%
Alpha Natural Resources, Inc.*(a)	118	4,856
Arch Coal, Inc.	547	14,610
Cabot Oil & Gas Corp.	385	11,592
Chevron Corp.	16,383	1,327,842
Concho Resources, Inc.*	284	18,792
Consol Energy, Inc.	1,499	55,403
Continental Resources, Inc.*	66	3,060
EOG Resources, Inc.(a)	914	84,975
EQT Corp.	430	15,506

Investments	Shares	Value

Exxon Mobil Corp.	42,207	$2,607,971
Hess Corp.	650	38,428
Marathon Oil Corp.	6,141	203,267
Massey Energy Co.(a)	359	11,136
Murphy Oil Corp.(a)	1,309	81,053
Noble Energy, Inc.	360	27,032
Occidental Petroleum Corp.	3,974	311,164
Peabody Energy Corp.(a)	1,735	85,032
QEP Resources, Inc.*	1,112	33,516
Range Resources Corp.(a)	167	6,368
Spectra Energy Corp.	4,945	111,510
Williams Cos., Inc. (The)	2,341	44,737

Total Oil, Gas & Consumable Fuels		5,097,850
Paper & Forest Products – 0.1%
International Paper Co.	2,528	54,984
Personal Products – 0.2%
Avon Products, Inc.(a)	2,231	71,637
Estee Lauder Cos., Inc. (The) Class A(a)	770	48,687

Total Personal Products		120,324
Pharmaceuticals – 7.2%
Abbott Laboratories	12,776	667,418
Allergan, Inc.	1,136	75,578
Bristol-Myers Squibb Co.	14,687	398,165
Forest Laboratories, Inc.*	2,899	89,666
Johnson & Johnson	22,762	1,410,333
Merck & Co., Inc.	20,897	769,219
Mylan, Inc.(a)	764	14,371
Perrigo Co.(a)	556	35,706
Pfizer, Inc.	64,483	1,107,173
Watson Pharmaceuticals, Inc.*(a)	767	32,452

Total Pharmaceuticals		4,600,081
Professional Services – 0.2%
Dun & Bradstreet Corp.(a)	405	30,027
Equifax, Inc.	902	28,142
IHS, Inc. Class A*(a)	300	20,400
Manpower, Inc.(a)	196	10,231
Robert Half International, Inc.(a)	331	8,606

Total Professional Services		97,406
Real Estate Investment Trusts (REITs) – 0.6%
AvalonBay Communities, Inc.(a)	105	10,913
Boston Properties, Inc.(a)	167	13,881
Digital Realty Trust, Inc.(a)	120	7,404
Federal Realty Investment Trust	222	18,129
HCP, Inc.(a)	434	15,615
Health Care REIT, Inc.	366	17,327
Liberty Property Trust(a)	498	15,886
Nationwide Health Properties, Inc.(a)	426	16,473
Plum Creek Timber Co., Inc.(a)	1,011	35,688
Public Storage(a)	950	92,188
Rayonier, Inc.(a)	743	37,239
Simon Property Group, Inc.	535	49,616

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2010

Investments	Shares	Value

Ventas, Inc.(a)	538	$27,745

Total Real Estate Investment Trusts (REITs)		358,104
Road & Rail – 1.0%
CSX Corp.	2,907	160,815
JB Hunt Transport Services, Inc.	529	18,356
Norfolk Southern Corp.	2,519	149,906
Union Pacific Corp.	3,685	301,433

Total Road & Rail		630,510
Semiconductors & Semiconductor Equipment – 1.1%
Altera Corp.	1,361	41,048
Analog Devices, Inc.(a)	1,046	32,824
Cree, Inc.*	107	5,809
First Solar, Inc.*(a)	572	84,284
Intel Corp.	15,376	295,680
Linear Technology Corp.(a)	1,136	34,909
Microchip Technology, Inc.(a)	768	24,154
National Semiconductor Corp.	230	2,937
Texas Instruments, Inc.(a)	4,735	128,508
Xilinx, Inc.(a)	1,654	44,013

Total Semiconductors & Semiconductor Equipment		694,166
Software – 4.3%
Activision Blizzard, Inc.	3,672	39,731
Adobe Systems, Inc.*	2,280	59,622
ANSYS, Inc.*(a)	340	14,365
Autodesk, Inc.*	90	2,877
BMC Software, Inc.*(a)	1,138	46,066
CA, Inc.	3,933	83,065
Citrix Systems, Inc.*	490	33,438
Factset Research Systems, Inc.	270	21,905
Intuit, Inc.*	1,790	78,420
McAfee, Inc.*	504	23,819
Microsoft Corp.	58,471	1,431,955
Oracle Corp.	29,806	800,291
Red Hat, Inc.*	375	15,375
Salesforce.com, Inc.*(a)	140	15,652
Synopsys, Inc.*	1,169	28,956
VMware, Inc. Class A*(a)	769	65,319

Total Software		2,760,856
Specialty Retail – 2.6%
Abercrombie & Fitch Co. Class A(a)	102	4,011
Advance Auto Parts, Inc.	797	46,768
American Eagle Outfitters, Inc.	1,094	16,366
AutoNation, Inc.*(a)	1,584	36,828
AutoZone, Inc.*(a)	515	117,889
Bed Bath & Beyond, Inc.*(a)	1,505	65,332
Best Buy Co., Inc.(a)	3,347	136,658
CarMax, Inc.*(a)	775	21,591
GameStop Corp. Class A*(a)	2,144	42,258
Gap, Inc. (The)	5,749	107,161
Guess ?, Inc.(a)	573	23,281
Home Depot, Inc.	10,782	341,574
Lowe’s Cos., Inc.	9,224	205,603

Investments	Shares	Value

Ltd. Brands, Inc.	1,689	$45,231
O’Reilly Automotive, Inc.*(a)	923	49,104
PetSmart, Inc.	914	31,990
Ross Stores, Inc.(a)	1,112	60,737
Staples, Inc.	3,869	80,939
Tiffany & Co.*(a)	511	24,012
TJX Cos., Inc.(a)	3,582	159,865
Urban Outfitters, Inc.*(a)	724	22,763

Total Specialty Retail		1,639,961
Textiles, Apparel & Luxury Goods – 0.8%
Coach, Inc.	2,165	93,009
NIKE, Inc. Class B(a)	3,437	275,441
Polo Ralph Lauren Corp.(a)	658	59,128
VF Corp.(a)	818	66,274

Total Textiles, Apparel & Luxury Goods		493,852
Thrifts & Mortgage Finance – 0.2%
Hudson City Bancorp, Inc.(a)	4,878	59,804
New York Community Bancorp, Inc.(a)	3,008	48,880
People’s United Financial, Inc.(a)	727	9,517
TFS Financial Corp.	268	2,463

Total Thrifts & Mortgage Finance		120,664
Tobacco – 2.6%
Altria Group, Inc.	19,733	473,986
Lorillard, Inc.	1,470	118,056
Philip Morris International, Inc.	16,605	930,212
Reynolds American, Inc.	2,782	165,223

Total Tobacco		1,687,477
Trading Companies & Distributors – 0.2%
Fastenal Co.(a)	645	34,307
MSC Industrial Direct Co. Class A	327	17,671
W.W. Grainger, Inc.(a)	525	62,533

Total Trading Companies & Distributors		114,511
Water Utilities – 0.0%
American Water Works Co., Inc.	1,076	25,038
Wireless Telecommunication Services – 0.2%
American Tower Corp. Class A*	770	39,470
NII Holdings, Inc.*	1,337	54,951
Telephone & Data Systems, Inc.	1,087	35,653
United States Cellular Corp.*	67	3,080

Total Wireless Telecommunication Services		133,154
TOTAL COMMON STOCKS (Cost: $68,900,765)		63,455,256
EXCHANGE-TRADED FUND – 0.4%
WisdomTree LargeCap Dividend Fund(b) (Cost: $214,550)	5,384	229,735
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $29,899)	29,899	29,899

See Notes to Financial Statements.

28	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2010

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 18.9%
MONEY MARKET FUND – 18.9%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d)
(Cost: $12,083,000)(e)	12,083,000	$12,083,000
TOTAL INVESTMENTS IN SECURITIES – 118.8% (Cost: $81,228,214)(f)		75,797,890
Liabilities in Excess of Other Assets – (18.8)%		(12,007,096)

NET ASSETS – 100.0%		$63,790,794

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $11,765,643 and the total market value of the collateral held by the Fund was $12,083,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	29

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.4%
Aerospace & Defense – 2.6%
Cubic Corp.	1,761	$71,849
Curtiss-Wright Corp.	4,045	122,564
DigitalGlobe, Inc.*	3,201	97,310
Esterline Technologies Corp.*	3,880	222,052
HEICO Corp.(a)	2,142	97,761
Hexcel Corp.*	9,551	169,912
Moog, Inc. Class A*	3,860	137,069
Spirit Aerosystems Holdings, Inc. Class A*	12,978	258,652
Teledyne Technologies, Inc.*	3,033	120,774
TransDigm Group, Inc.	5,405	335,380
Triumph Group, Inc.(a)	2,861	213,402

Total Aerospace & Defense		1,846,725
Air Freight & Logistics – 0.1%
HUB Group, Inc. Class A*	2,141	62,646
Airlines – 0.3%
Allegiant Travel Co.	2,762	116,888
Skywest, Inc.	7,858	109,698

Total Airlines		226,586
Auto Components – 0.2%
Fuel Systems Solutions, Inc.*(a)	1,195	46,736
Gentex Corp.	3,729	72,753

Total Auto Components		119,489
Automobiles – 0.1%
Thor Industries, Inc.(a)	1,470	49,098
Biotechnology – 1.6%
Alkermes, Inc.*	14,202	208,059
BioMarin Pharmaceutical, Inc.*(a)	2,020	45,147
Cubist Pharmaceuticals, Inc.*	18,938	442,960
Myriad Genetics, Inc.*	9,181	150,660
PDL BioPharma, Inc.	55,952	294,308

Total Biotechnology		1,141,134
Building Products – 0.4%
A.O. Smith Corp.	1,407	81,451
Armstrong World Industries, Inc.*(a)	2,132	88,499
Lennox International, Inc.	2,335	97,346
Simpson Manufacturing Co., Inc.	1,134	29,235

Total Building Products		296,531
Capital Markets – 1.5%
Ares Capital Corp.	2,878	45,041
Federated Investors, Inc. Class B(a)	11,494	261,603
GAMCO Investors, Inc. Class A	1,382	53,248
Greenhill & Co., Inc.(a)	1,250	99,150
Investment Technology Group, Inc.*	6,607	93,952
Knight Capital Group, Inc. Class A*(a)	16,368	202,799
optionsXpress Holdings, Inc.*	6,627	101,791
Stifel Financial Corp.*(a)	1,916	88,692
Waddell & Reed Financial, Inc. Class A	4,043	110,616

Total Capital Markets		1,056,892

Investments	Shares	Value

Chemicals – 3.4%
Ashland, Inc.	291	$14,192
H.B. Fuller Co.	2,871	57,047
Huntsman Corp.	76,590	885,380
Intrepid Potash, Inc.*(a)	4,081	106,392
NewMarket Corp.	1,794	203,942
Olin Corp.	9,344	188,375
RPM International, Inc.	11,266	224,419
Scotts Miracle-Gro Co. (The) Class A	5,926	306,552
Sensient Technologies Corp.(a)	5,552	169,280
Valspar Corp.	8,294	264,164
W.R. Grace & Co.	808	22,575

Total Chemicals		2,442,318
Commercial Banks – 2.9%
Associated Banc-Corp.(a)	4,081	53,828
BancorpSouth, Inc.(a)	6,238	88,455
Bank of Hawaii Corp.(a)	4,485	201,466
City National Corp.	689	36,565
CVB Financial Corp.(a)	8,735	65,600
First Citizens BancShares, Inc. Class A	295	54,655
First Financial Bankshares, Inc.(a)	1,495	70,250
FirstMerit Corp.(a)	6,987	128,002
Fulton Financial Corp.	2,955	26,772
Glacier Bancorp, Inc.(a)	4,855	70,883
Hancock Holding Co.	1,768	53,164
Iberiabank Corp.(a)	302	15,094
International Bancshares Corp.	11,227	189,624
Old National Bancorp	3,243	34,052
Park National Corp.	1,554	99,518
Prosperity Bancshares, Inc.	4,152	134,815
Signature Bank*(a)	2,036	79,078
SVB Financial Group(a)	1,146	48,499
TCF Financial Corp.(a)	8,415	136,239
Trustmark Corp.	5,780	125,657
UMB Financial Corp.(a)	3,550	126,061
Valley National Bancorp(a)	9,568	123,427
Westamerica Bancorp.(a)	2,537	138,241

Total Commercial Banks		2,099,945
Commercial Services & Supplies – 2.3%
ABM Industries, Inc.(a)	3,842	82,949
Brink’s Co. (The)	2,758	63,434
Clean Harbors, Inc.*	1,040	70,460
Copart, Inc.*	6,208	204,678
Covanta Holding Corp.	8,339	131,339
Geo Group, Inc. (The)*	5,249	122,564
Healthcare Services Group, Inc.	2,213	50,434
Herman Miller, Inc.	3,250	63,960
HNI Corp.	1,497	43,054
Mine Safety Appliances Co.	1,373	37,208
RINO International Corp.*(a)	2,004	27,956
Rollins, Inc.	5,883	137,544
SYKES Enterprises, Inc.*(a)	3,636	49,377
Tetra Tech, Inc.*	5,205	109,149

See Notes to Financial Statements.

30	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2010

Investments	Shares	Value

UniFirst Corp.	2,493	$110,066
United Stationers, Inc.*(a)	2,492	133,347
Waste Connections, Inc.*	5,506	218,368

Total Commercial Services & Supplies		1,655,887
Communications Equipment – 1.3%
ADTRAN, Inc.	5,215	184,090
Arris Group, Inc.*	4,624	45,176
Blue Coat Systems, Inc.*	542	13,041
Comtech Telecommunications Corp.*	2,163	59,158
Emulex Corp.*	385	4,019
InterDigital, Inc.*	2,601	77,016
Polycom, Inc.*(a)	4,215	114,985
Riverbed Technology, Inc.*	2,156	98,270
Tekelec*	7,032	91,135
Tellabs, Inc.	19,036	141,818
Viasat, Inc.*(a)	2,071	85,139

Total Communications Equipment		913,847
Computers & Peripherals – 0.8%
Diebold, Inc.	4,486	139,470
Lexmark International, Inc. Class A*	5,370	239,610
QLogic Corp.*	6,963	122,827
Synaptics, Inc.*	3,294	92,693

Total Computers & Peripherals		594,600
Construction & Engineering – 1.1%
EMCOR Group, Inc.*(a)	10,264	252,392
Granite Construction, Inc.(a)	3,367	76,566
Insituform Technologies, Inc. Class A*	1,347	32,570
MasTec, Inc.*	8,973	92,601
Shaw Group, Inc. (The)*	1,117	37,486
Tutor Perini Corp.*	12,897	259,101

Total Construction & Engineering		750,716
Construction Materials – 0.1%
Eagle Materials, Inc.	2,380	56,406
Texas Industries, Inc.(a)	391	12,324

Total Construction Materials		68,730
Consumer Finance – 1.1%
Cash America International, Inc.	3,777	132,195
Credit Acceptance Corp.*	4,933	298,743
General Motors Financial Co., Inc.*	1,529	37,399
Nelnet, Inc. Class A	9,709	222,142
Student Loan Corp. (The)	3,632	107,870

Total Consumer Finance		798,349
Containers & Packaging – 2.2%
Aptargroup, Inc.	5,223	238,534
Greif, Inc. Class A	2,696	158,633
Packaging Corp. of America(a)	15,889	368,148
Rock-Tenn Co. Class A	6,358	316,692
Silgan Holdings, Inc.	8,356	264,885
Temple-Inland, Inc.	10,118	188,802

Total Containers & Packaging		1,535,694

Investments	Shares	Value

Distributors – 0.2%
LKQ Corp.*	8,468	$176,134
Diversified Consumer Services – 2.2%
Bridgepoint Education, Inc.*(a)	3,475	53,724
Capella Education Co.*(a)	834	64,735
Career Education Corp.*	6,459	138,675
Coinstar, Inc.*(a)	1,555	66,849
Corinthian Colleges, Inc.*(a)	11,225	78,799
Grand Canyon Education, Inc.*	1,672	36,667
Hillenbrand, Inc.	8,161	175,543
Matthews International Corp. Class A	2,558	90,451
Regis Corp.	6,778	129,663
Service Corp. International	31,480	271,358
Strayer Education, Inc.(a)	724	126,338
Weight Watchers International, Inc.(a)	11,411	355,909

Total Diversified Consumer Services		1,588,711
Diversified Telecommunication Services – 0.5%
AboveNet, Inc.*	2,241	116,734
Frontier Communications Corp.	23,927	195,483
tw telecom, inc.*	2,377	44,141

Total Diversified Telecommunication Services		356,358
Electric Utilities – 2.9%
ALLETE, Inc.	2,252	82,040
Cleco Corp.	5,560	164,687
El Paso Electric Co.*	5,006	119,043
Great Plains Energy, Inc.	11,661	220,393
Hawaiian Electric Industries, Inc.	3,181	71,700
IDACORP, Inc.	4,447	159,736
ITC Holdings Corp.(a)	3,730	232,193
MGE Energy, Inc.	1,775	70,272
NV Energy, Inc.	19,743	259,620
Otter Tail Corp.	1,526	31,115
PNM Resources, Inc.	1,543	17,575
Portland General Electric Co.	6,316	128,089
UIL Holdings Corp.	2,700	76,032
Unisource Energy Corp.	5,161	172,532
Westar Energy, Inc.(a)	9,899	239,853

Total Electric Utilities		2,044,880
Electrical Equipment – 2.1%
Acuity Brands, Inc.(a)	3,555	157,273
Baldor Electric Co.	4,107	165,923
Brady Corp. Class A	2,850	83,134
EnerSys*	4,005	100,005
General Cable Corp.(a)	6,544	177,473
GrafTech International Ltd.*	1,603	25,055
Hubbell, Inc. Class B	5,153	261,515
II-VI, Inc.*	1,378	51,441
Regal-Beloit Corp.	2,501	146,784
Thomas & Betts Corp.*	3,759	154,194
Woodward Governor Co.	5,673	183,919

Total Electrical Equipment		1,506,716

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2010

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 1.8%
Anixter International, Inc.*(a)	2,042	$110,248
AVX Corp.	9,847	136,085
Benchmark Electronics, Inc.*(a)	4,231	69,388
Ingram Micro, Inc. Class A*(a)	17,255	290,919
National Instruments Corp.(a)	1,830	59,768
Plexus Corp.*	2,797	82,092
SYNNEX Corp.*(a)	4,808	135,297
Tech Data Corp.*	5,732	231,000
Trimble Navigation Ltd.*	4,349	152,389

Total Electronic Equipment, Instruments & Components		1,267,186
Energy Equipment & Services – 3.9%
Atwood Oceanics, Inc.*(a)	10,900	331,905
Bristow Group, Inc.*	3,014	108,745
CARBO Ceramics, Inc.	1,391	112,671
Dresser-Rand Group, Inc.*	11,991	442,348
Dril-Quip, Inc.*	2,874	178,504
Lufkin Industries, Inc.	2,142	94,034
Oil States International, Inc.*	7,766	361,507
Patterson-UTI Energy, Inc.	7,478	127,724
RPC, Inc.	811	17,161
SEACOR Holdings, Inc.*	3,003	255,735
Superior Energy Services, Inc.*	8,017	213,974
Tetra Technologies, Inc.*	1,315	13,413
Tidewater, Inc.(a)	11,674	523,112

Total Energy Equipment & Services		2,780,833
Food & Staples Retailing – 1.3%
BJ’s Wholesale Club, Inc.*	6,155	255,432
Casey’s General Stores, Inc.	5,576	232,798
Ruddick Corp.(a)	5,254	182,209
United Natural Foods, Inc.*	3,576	118,509
Weis Markets, Inc.	2,850	111,520

Total Food & Staples Retailing		900,468
Food Products – 1.9%
Corn Products International, Inc.	6,978	261,675
Del Monte Foods Co.	26,646	349,329
Flowers Foods, Inc.(a)	8,180	203,191
Green Mountain Coffee Roasters, Inc.*(a)	3,054	95,254
Lancaster Colony Corp.	3,379	160,503
Lance, Inc.	1,894	40,342
Sanderson Farms, Inc.	381	16,494
Tootsie Roll Industries, Inc.(a)	3,414	84,940
TreeHouse Foods, Inc.*	3,052	140,697

Total Food Products		1,352,425
Gas Utilities – 2.9%
AGL Resources, Inc.	8,701	333,770
Atmos Energy Corp.	9,918	290,102
New Jersey Resources Corp.	4,479	175,666
Nicor, Inc.(a)	3,966	181,722
Northwest Natural Gas Co.(a)	2,422	114,924

Investments	Shares	Value

Piedmont Natural Gas Co., Inc.(a)	6,238	$180,902
South Jersey Industries, Inc.(a)	2,009	99,385
Southwest Gas Corp.	3,037	102,013
UGI Corp.	15,028	429,951
WGL Holdings, Inc.	4,389	165,817

Total Gas Utilities		2,074,252
Health Care Equipment & Supplies – 3.0%
Align Technology, Inc.*(a)	6,208	121,553
American Medical Systems Holdings, Inc.*(a)	5,790	113,368
Cooper Cos., Inc. (The)	4,043	186,868
Gen-Probe, Inc.*(a)	3,027	146,688
Haemonetics Corp.*(a)	1,931	113,021
Hill-Rom Holdings, Inc.(a)	3,306	118,652
Immucor, Inc.*	6,180	122,549
Integra LifeSciences Holdings Corp.*(a)	2,665	105,161
Invacare Corp.	2,637	69,907
Kinetic Concepts, Inc.*	9,072	331,854
Masimo Corp.	2,070	56,532
Meridian Bioscience, Inc.(a)	2,271	49,690
NuVasive, Inc.*(a)	413	14,513
Sirona Dental Systems, Inc.*(a)	981	35,355
STERIS Corp.	6,065	201,479
Teleflex, Inc.	3,553	201,739
Thoratec Corp.*(a)	1,512	55,914
West Pharmaceutical Services, Inc.(a)	2,557	87,731

Total Health Care Equipment & Supplies		2,132,574
Health Care Providers & Services – 7.1%
Amedisys, Inc.*	4,224	100,531
AMERIGROUP Corp.*	8,591	364,860
Catalyst Health Solutions, Inc.*	2,730	96,123
Centene Corp.*	6,557	154,680
Chemed Corp.	2,493	142,026
Emergency Medical Services Corp. Class A*	3,260	173,595
Health Management Associates, Inc. Class A*(a)	30,349	232,473
Health Net, Inc.*	8,993	244,520
Healthsouth Corp.*(a)	6,501	124,819
Healthspring, Inc.*(a)	11,177	288,814
HMS Holdings Corp.*	882	51,985
LifePoint Hospitals, Inc.*(a)	6,313	221,334
Lincare Holdings, Inc.(a)	9,660	242,369
Magellan Health Services, Inc.*	3,472	164,017
Mednax, Inc.*	4,474	238,464
Omnicare, Inc.(a)	18,978	453,195
Owens & Minor, Inc.(a)	6,427	182,912
PSS World Medical, Inc.*	4,734	101,213
Psychiatric Solutions, Inc.*	8,459	283,800
Tenet Healthcare Corp.*	58,434	275,809
Universal American Corp.	16,366	241,399
Universal Health Services, Inc. Class B	12,826	498,418
VCA Antech, Inc.*	8,470	178,632

Total Health Care Providers & Services		5,055,988

See Notes to Financial Statements.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2010

Investments	Shares	Value

Health Care Technology – 0.3%
Allscripts Healthcare Solutions, Inc.*	3,352	$61,912
athenahealth, Inc.*(a)	952	31,435
MedAssets, Inc.*(a)	1,122	23,607
Quality Systems, Inc.(a)	1,188	78,776

Total Health Care Technology		195,730
Hotels, Restaurants & Leisure – 3.6%
Ameristar Casinos, Inc.(a)	5,785	100,948
Bally Technologies, Inc.*(a)	4,660	162,867
Bob Evans Farms, Inc.(a)	3,062	85,950
Brinker International, Inc.	9,715	183,225
Burger King Holdings, Inc.	16,526	394,641
Cheesecake Factory (The)*	3,559	94,207
Chipotle Mexican Grill, Inc.*	1,957	336,604
Choice Hotels International, Inc.(a)	4,524	164,945
Cracker Barrel Old Country Store, Inc.	2,890	146,696
Gaylord Entertainment Co.*(a)	487	14,854
International Speedway Corp. Class A	4,780	116,632
Jack In The Box, Inc.*(a)	7,591	162,751
Life Time Fitness, Inc.*(a)	4,043	159,577
Panera Bread Co. Class A*	1,999	177,131
Penn National Gaming, Inc.*	1,824	54,009
Vail Resorts, Inc.*	1,977	74,177
Wendy’s/Arby’s Group, Inc. Class A	3,890	17,622
WMS Industries, Inc.*	3,713	141,354

Total Hotels, Restaurants & Leisure		2,588,190
Household Durables – 0.3%
Jarden Corp.	2,781	86,573
Tempur-Pedic International, Inc.*	3,902	120,962

Total Household Durables		207,535
Independent Power Producers & Energy Traders – 0.1%
Ormat Technologies, Inc.(a)	2,724	79,459
Industrial Conglomerates – 0.4%
Carlisle Cos., Inc.	4,133	123,783
Seaboard Corp.	100	177,100

Total Industrial Conglomerates		300,883
Insurance – 5.0%
Alleghany Corp.*	611	185,151
Arthur J. Gallagher & Co.	8,568	225,938
Brown & Brown, Inc.	14,116	285,002
Delphi Financial Group, Inc. Class A(a)	11,824	295,482
Erie Indemnity Co. Class A(a)	3,489	195,593
Hanover Insurance Group, Inc. (The)(a)	6,742	316,874
Harleysville Group, Inc.	4,147	135,980
Mercury General Corp.	4,543	185,673
Navigators Group, Inc. (The)*	2,830	126,303
ProAssurance Corp.*(a)	6,336	364,890
Protective Life Corp.	9,906	215,555
RLI Corp.(a)	3,085	174,673
Selective Insurance Group, Inc.	4,670	76,074
StanCorp Financial Group, Inc.(a)	8,619	327,522

Investments	Shares	Value

Tower Group, Inc.(a)	6,660	$155,511
Unitrin, Inc.	8,736	213,071
Wesco Financial Corp.	285	102,073

Total Insurance		3,581,365
Internet & Catalog Retail – 0.0%
Blue Nile, Inc.*(a)	271	12,057
Internet Software & Services – 1.5%
Digital River, Inc.*	3,392	115,464
Earthlink, Inc.	31,472	286,080
j2 Global Communications, Inc.*(a)	5,946	141,455
MercadoLibre, Inc.*(a)	904	65,251
Monster Worldwide, Inc.*(a)	4,649	60,251
Rackspace Hosting, Inc.*(a)	1,923	49,960
Sohu.com, Inc.*	4,919	283,433
ValueClick, Inc.*	891	11,654
WebMD Health Corp.*(a)	719	35,856

Total Internet Software & Services		1,049,404
IT Services – 2.9%
Acxiom Corp.*	5,034	79,839
CACI International, Inc. Class A*	3,233	146,325
DST Systems, Inc.	8,801	394,637
Euronet Worldwide, Inc.*(a)	2,782	50,048
Gartner, Inc.*(a)	8,170	240,525
Mantech International Corp. Class A*	3,598	142,481
MAXIMUS, Inc.	1,734	106,780
NeuStar, Inc. Class A*	2,224	55,289
Sapient Corp.	8,328	99,686
SRA International, Inc. Class A*	5,221	102,958
Syntel, Inc.	4,479	199,315
TeleTech Holdings, Inc.*	5,433	80,626
Wright Express Corp.*	9,377	334,853

Total IT Services		2,033,362
Leisure Equipment & Products – 0.4%
Polaris Industries, Inc.(a)	3,606	234,751
Pool Corp.(a)	1,591	31,931

Total Leisure Equipment & Products		266,682
Life Sciences Tools & Services – 1.7%
Bio-Rad Laboratories, Inc. Class A*(a)	1,975	178,757
Bruker Corp.*	7,978	111,932
Charles River Laboratories International, Inc.*(a)	5,935	196,745
Dionex Corp.*	1,204	104,074
Furiex Pharmaceuticals, Inc.*	961	10,840
PerkinElmer, Inc.	6,072	140,506
Pharmaceutical Product Development, Inc.	11,805	292,646
Techne Corp.(a)	2,396	147,905

Total Life Sciences Tools & Services		1,183,405
Machinery – 3.8%
Actuant Corp. Class A(a)	3,323	76,296
Barnes Group, Inc.	1,918	33,738
CLARCOR, Inc.	3,268	126,243
Crane Co.	3,054	115,869

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2010

Investments	Shares	Value

ESCO Technologies, Inc.	1,970	$65,522
Graco, Inc.	1,975	62,667
Harsco Corp.	3,359	82,564
IDEX Corp.	5,206	184,865
Kaydon Corp.	1,796	62,141
Lincoln Electric Holdings, Inc.	868	50,188
Middleby Corp.*	2,137	135,464
Mueller Industries, Inc.	2,180	57,748
Nordson Corp.	2,017	148,633
Snap-On, Inc.	4,763	221,527
SPX Corp.(a)	5,826	368,669
Toro Co. (The)	2,403	135,121
Trinity Industries, Inc.	10,537	234,659
Valmont Industries, Inc.	2,900	209,960
WABCO Holdings, Inc.*	477	20,005
Wabtec Corp.	4,605	220,073
Watts Water Technologies, Inc. Class A(a)	2,212	75,319

Total Machinery		2,687,271
Marine – 0.4%
Alexander & Baldwin, Inc.	534	18,605
Kirby Corp.*(a)	5,825	233,349

Total Marine		251,954
Media – 1.1%
Gannett Co., Inc.(a)	4,947	60,502
John Wiley & Sons, Inc. Class A	4,106	167,771
Meredith Corp.(a)	4,084	136,038
Morningstar, Inc.*(a)	2,834	126,283
Regal Entertainment Group Class A	9,961	130,689
Scholastic Corp.	2,604	72,443
World Wrestling Entertainment, Inc. Class A(a)	5,210	72,471

Total Media		766,197
Metals & Mining – 0.8%
AMCOL International Corp.	1,142	29,909
Commercial Metals Co.	2,340	33,907
Compass Minerals International, Inc.	4,206	322,264
Royal Gold, Inc.	550	27,412
Titanium Metals Corp.*	9,136	182,354

Total Metals & Mining		595,846
Multiline Retail – 0.5%
99 Cents Only Stores*(a)	4,560	86,093
Big Lots, Inc.*(a)	8,383	278,735

Total Multiline Retail		364,828
Multi-Utilities – 0.5%
Avista Corp.	5,439	113,566
NorthWestern Corp.	3,114	88,749
Vectren Corp.	6,879	177,960

Total Multi-Utilities		380,275
Office Electronics – 0.1%
Zebra Technologies Corp. Class A*	3,201	107,682
Oil, Gas & Consumable Fuels – 2.0%
Berry Petroleum Co. Class A(a)	1,768	56,099

Investments	Shares	Value

Bill Barrett Corp.*	2,303	$82,908
Enbridge Energy Management LLC*	416	22,951
Frontier Oil Corp.	2,219	29,735
Holly Corp.(a)	6,891	198,116
Patriot Coal Corp.*(a)	21,372	243,854
Southern Union Co.	16,483	396,581
Tesoro Corp.	16,154	215,817
World Fuel Services Corp.	6,757	175,750

Total Oil, Gas & Consumable Fuels		1,421,811
Paper & Forest Products – 0.0%
Schweitzer-Mauduit International, Inc.	320	18,659
Personal Products – 1.0%
Alberto-Culver Co.(a)	6,591	248,151
NBTY, Inc.*	5,335	293,318
Nu Skin Enterprises, Inc. Class A	4,268	122,919
Revlon, Inc. Class A*	2,553	32,219

Total Personal Products		696,607
Pharmaceuticals – 0.8%
Endo Pharmaceuticals Holdings, Inc.*	13,699	455,355
Par Pharmaceutical Cos., Inc.*	3,657	106,345

Total Pharmaceuticals		561,700
Professional Services – 0.5%
CoStar Group, Inc.*(a)	839	40,868
FTI Consulting, Inc.*	4,710	163,390
Towers Watson & Co. Class A	3,324	163,474

Total Professional Services		367,732
Real Estate Investment Trusts (REITs) – 5.1%
Alexander’s, Inc.(a)	1,022	322,727
Alexandria Real Estate Equities, Inc.	2,539	177,730
BioMed Realty Trust, Inc.(a)	4,824	86,446
Brandywine Realty Trust	1,890	23,152
BRE Properties, Inc.	2,065	85,697
CBL & Associates Properties, Inc.(a)	2,601	33,969
CommonWealth REIT	3,372	86,323
Corporate Office Properties Trust SBI MD(a)	2,288	85,365
DiamondRock Hospitality Co.(a)	2,189	20,774
EastGroup Properties, Inc.(a)	1,145	42,800
Equity Lifestyle Properties, Inc.	633	34,486
Equity One, Inc.(a)	7,274	122,785
Essex Property Trust, Inc.	1,674	183,203
Extra Space Storage, Inc.(a)	6,339	101,678
Franklin Street Properties Corp.(a)	2,930	36,391
Healthcare Realty Trust, Inc.	2,231	52,183
Highwoods Properties, Inc.(a)	598	19,417
Home Properties, Inc.(a)	840	44,436
Hospitality Properties Trust	13,244	295,738
Kilroy Realty Corp.(a)	1,318	43,679
Macerich Co. (The)	8,928	383,458
Mack-Cali Realty Corp.(a)	2,228	72,878
Medical Properties Trust, Inc.(a)	5,434	55,101
Mid-America Apartment Communities, Inc.	590	34,385
National Health Investors, Inc.	2,535	111,692

See Notes to Financial Statements.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2010

Investments	Shares	Value

National Retail Properties, Inc.(a)	7,005	$175,896
Omega Healthcare Investors, Inc.	5,691	127,763
Potlatch Corp.(a)	2,680	91,120
PS Business Parks, Inc.	1,903	107,653
Realty Income Corp.(a)	5,484	184,920
Senior Housing Properties Trust	7,689	180,691
Sovran Self Storage, Inc.(a)	1,235	46,806
Tanger Factory Outlet Centers(a)	1,991	93,856
Washington Real Estate Investment Trust	1,501	47,627
Weingarten Realty Investors	2,320	50,622

Total Real Estate Investment Trusts (REITs)		3,663,447
Road & Rail – 1.0%
Genesee & Wyoming, Inc. Class A*	2,843	123,358
Heartland Express, Inc.	5,244	77,978
Kansas City Southern*	3,159	118,178
Knight Transportation, Inc.	4,402	85,091
Landstar System, Inc.	3,092	119,413
Old Dominion Freight Line, Inc.*	2,760	70,159
Ryder System, Inc.(a)	877	37,509
Werner Enterprises, Inc.	4,371	89,562

Total Road & Rail		721,248
Semiconductors & Semiconductor Equipment – 1.2%
Amkor Technology, Inc.*(a)	28,007	184,006
Atheros Communications, Inc.*	1,317	34,703
Cymer, Inc.*	386	14,313
FEI Co.*	1,464	28,650
Hittite Microwave Corp.*(a)	1,772	84,436
MEMC Electronic Materials, Inc.*	2,034	24,245
PMC – Sierra, Inc.*	9,075	66,792
Silicon Laboratories, Inc.*	1,294	47,425
Skyworks Solutions, Inc.*	10,306	213,128
SunPower Corp. Class A*	3,799	54,706
Tessera Technologies, Inc.*	4,595	85,008

Total Semiconductors & Semiconductor Equipment		837,412
Software – 2.9%
Advent Software, Inc.*	875	45,666
Ariba, Inc.*	290	5,481
AsiaInfo-Linkage, Inc.*(a)	1,324	26,123
Blackbaud, Inc.(a)	1,791	43,056
Blackboard, Inc.*(a)	85	3,063
CommVault Systems, Inc.*	740	19,262
Compuware Corp.*	25,699	219,212
Concur Technologies, Inc.*(a)	928	45,880
Fair Isaac Corp.(a)	5,364	132,276
Informatica Corp.*(a)	3,243	124,564
Jack Henry & Associates, Inc.	7,282	185,691
Lawson Software, Inc.*	6,556	55,529
MICROS Systems, Inc.*	5,084	215,206
MicroStrategy, Inc. Class A*	928	80,374
Net 1 UEPS Technologies, Inc.*	7,267	84,006
Novell, Inc.*	14,177	84,637

Investments	Shares	Value

Parametric Technology Corp.*	2,830	$55,298
Pegasystems, Inc.(a)	1,322	41,048
Progress Software Corp.*	1,438	47,598
Quest Software, Inc.*(a)	7,569	186,122
SolarWinds, Inc.*	2,031	35,055
Solera Holdings, Inc.	2,737	120,866
TIBCO Software, Inc.*(a)	10,921	193,739

Total Software		2,049,752
Specialty Retail – 4.3%
Aaron’s, Inc.(a)	8,551	157,766
Aeropostale, Inc.*	13,100	304,575
Barnes & Noble, Inc.(a)	6,089	98,703
Buckle, Inc. (The)(a)	6,764	179,517
Cabela’s, Inc.*(a)	8,597	163,171
Chico’s FAS, Inc.(a)	1,236	13,003
Childrens Place Retail Stores, Inc. (The)*	3,615	176,304
Collective Brands, Inc.*	1,465	23,645
Dick’s Sporting Goods, Inc.*	4,859	136,246
Dress Barn, Inc. (The)*	5,035	119,581
DSW, Inc. Class A*(a)	2,161	62,021
Gymboree Corp.*	3,652	151,704
J Crew Group, Inc.*(a)	2,518	84,655
Jo-Ann Stores, Inc.*(a)	1,727	76,938
Men’s Wearhouse, Inc. (The)(a)	4,102	97,587
Penske Automotive Group, Inc.*	5,750	75,900
RadioShack Corp.	15,228	324,813
Rent-A-Center, Inc.*	13,318	298,057
Sally Beauty Holdings, Inc.*(a)	20,207	226,318
Tractor Supply Co.	6,118	242,640
Ulta Salon Cosmetics & Fragrance, Inc.*	2,487	72,620
Williams-Sonoma, Inc.(a)	532	16,864

Total Specialty Retail		3,102,628
Textiles, Apparel & Luxury Goods – 2.7%
Carter’s, Inc.*	5,607	147,632
Columbia Sportswear Co.(a)	3,099	181,106
Deckers Outdoor Corp.*	5,330	266,287
Fossil, Inc.*	5,495	295,576
Hanesbrands, Inc.*	4,590	118,697
Iconix Brand Group, Inc.*	8,910	155,925
Lululemon Athletica, Inc.*	2,123	94,941
Phillips-Van Heusen Corp.	3,626	218,140
Skechers U.S.A., Inc. Class A*	350	8,221
Timberland Co. (The) Class A*	4,327	85,718
Under Armour, Inc. Class A*(a)	2,368	106,655
Warnaco Group, Inc. (The)*	3,155	161,315
Wolverine World Wide, Inc.(a)	3,754	108,904

Total Textiles, Apparel & Luxury Goods		1,949,117
Thrifts & Mortgage Finance – 0.6%
Astoria Financial Corp.	5,578	76,028
Capitol Federal Financial(a)	3,268	80,720
First Niagara Financial Group, Inc.	6,796	79,173
NewAlliance Bancshares, Inc.	5,060	63,857

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2010

Investments	Shares	Value

Northwest Bancshares, Inc.	6,035	$67,532
Washington Federal, Inc.(a)	3,956	60,369

Total Thrifts & Mortgage Finance		427,679
Tobacco – 0.4%
Universal Corp.(a)	5,314	213,038
Vector Group Ltd.(a)	4,576	85,571

Total Tobacco		298,609
Trading Companies & Distributors – 0.8%
Applied Industrial Technologies, Inc.	4,026	123,196
GATX Corp.(a)	3,733	109,451
Watsco, Inc.(a)	1,131	62,974
WESCO International, Inc.*	7,076	278,016

Total Trading Companies & Distributors		573,637
Water Utilities – 0.2%
Aqua America, Inc.(a)	8,339	170,116
Wireless Telecommunication Services – 0.7%
MetroPCS Communications, Inc.*(a)	33,229	347,575
Syniverse Holdings, Inc.*	6,103	138,355

Total Wireless Telecommunication Services		485,930
TOTAL COMMON STOCKS (Cost: $69,672,793)		70,893,921
EXCHANGE-TRADED FUND – 0.5%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $331,678)	7,357	344,307
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $49,741)	49,741	49,741
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 25.6%
MONEY MARKET FUND – 25.6%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d)
(Cost: $18,270,000)(e)	18,270,000	18,270,000
TOTAL INVESTMENTS IN SECURITIES – 125.6% (Cost: $88,324,212)(f)		89,557,969
Liabilities in Excess of Other Assets – (25.6)%		(18,240,992)

NET ASSETS – 100.0%		$71,316,977

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $17,795,354 and the total market value of the collateral held by the Fund was $18,270,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.2%
Aerospace & Defense – 1.5%
AAR Corp.*(a)	15,328	$286,020
Aerovironment, Inc.*	2,712	60,342
American Science & Engineering, Inc.(a)	2,572	189,428
Applied Signal Technology, Inc.	3,487	86,757
Ceradyne, Inc.*	5,797	135,360
Ducommun, Inc.(a)	4,803	104,609
GeoEye, Inc.*	3,077	124,557
Ladish Co., Inc.*	1,795	55,878
LMI Aerospace, Inc.*	4,322	68,806
Orbital Sciences Corp.*(a)	13,739	210,207

Total Aerospace & Defense		1,321,964
Air Freight & Logistics – 0.2%
Atlas Air Worldwide Holdings, Inc.*(a)	1,651	83,046
Dynamex, Inc.*	2,361	36,005
Forward Air Corp.	3,308	86,008

Total Air Freight & Logistics		205,059
Airlines – 0.6%
Hawaiian Holdings, Inc.*(a)	43,302	259,379
Republic Airways Holdings, Inc.*(a)	35,715	295,720

Total Airlines		555,099
Auto Components – 0.5%
China Automotive Systems, Inc.*(a)	4,442	67,874
Dorman Products, Inc.*	7,642	235,526
Spartan Motors, Inc.	20,502	95,129
Wonder Auto Technology, Inc.*(a)	8,562	72,863

Total Auto Components		471,392
Beverages – 0.6%
Boston Beer Co., Inc. Class A*	3,031	202,683
Coca-Cola Bottling Co. Consolidated	2,973	157,361
National Beverage Corp.	10,028	140,392

Total Beverages		500,436
Biotechnology – 1.0%
Biospecifics Technologies Corp.*	600	16,152
Cytokinetics, Inc.*	46,471	122,684
Emergent Biosolutions, Inc.*(a)	11,332	195,590
Enzon Pharmaceuticals, Inc.*(a)	372	4,185
Idera Pharmaceuticals, Inc.*(a)	4,040	13,292
Immunomedics, Inc.*(a)	61,192	197,038
Keryx Biopharmaceuticals, Inc.*(a)	15,827	76,128
Martek Biosciences Corp.*(a)	11,326	256,307
Oncothyreon, Inc.*(a)	5,377	18,766

Total Biotechnology		900,142
Building Products – 0.8%
AAON, Inc.(a)	6,900	162,288
Ameron International Corp.	2,264	153,861
Apogee Enterprises, Inc.	16,942	155,019
Griffon Corp.*	9,476	115,513
Universal Forest Products, Inc.	2,952	86,346

Total Building Products		673,027

Investments	Shares	Value

Capital Markets – 2.0%
BGC Partners, Inc. Class A(a)	21,427	$127,919
BlackRock Kelso Capital Corp.	59,459	683,778
Diamond Hill Investment Group, Inc.	453	33,069
Duff & Phelps Corp. Class A	2,484	33,459
Epoch Holding Corp.	1,350	17,388
Fifth Street Finance Corp.(a)	636	7,085
GFI Group, Inc.(a)	33,865	157,134
Gleacher & Co., Inc.*	49,257	79,304
International Assets Holding Corp.*	4,677	84,654
JMP Group, Inc.	334	2,037
LaBranche & Co., Inc.*	2,831	11,041
Main Street Capital Corp.(a)	3,467	55,091
Oppenheimer Holdings, Inc. Class A	1,507	42,121
Penson Worldwide, Inc.*	1,268	6,302
Prospect Capital Corp.(a)	20,215	196,288
Pzena Investment Management, Inc. Class A	3,870	26,587
Safeguard Scientifics, Inc.*	799	10,011
SWS Group, Inc.(a)	8,223	58,959
TradeStation Group, Inc.*	14,055	92,482
US Global Investors, Inc. Class A	1,508	9,531
Westwood Holdings Group, Inc.	1,544	52,233

Total Capital Markets		1,786,473
Chemicals – 2.9%
American Vanguard Corp.(a)	6,035	37,296
Arch Chemicals, Inc.	4,502	157,975
Balchem Corp.(a)	5,550	171,273
Calgon Carbon Corp.*(a)	11,001	159,515
China Green Agriculture, Inc.*(a)	5,501	48,299
Hawkins, Inc.	5,736	203,169
Innophos Holdings, Inc.(a)	27,498	910,184
Koppers Holdings, Inc.	4,001	107,507
Landec Corp.*	5,740	35,645
LSB Industries, Inc.*	9,206	170,955
Omnova Solutions, Inc.*	6,013	43,233
Quaker Chemical Corp.	958	31,193
Schulman A., Inc.	1,069	21,540
ShengdaTech, Inc.*	23,948	126,445
Stepan Co.(a)	3,932	232,421
Yongye International, Inc.*(a)	11,577	81,734
Zep, Inc.	2,642	46,076
Zoltek Cos., Inc.*	1,144	11,120

Total Chemicals		2,595,580
Commercial Banks – 7.1%
1st Source Corp.	6,300	109,368
Alliance Financial Corp.(a)	1,442	43,592
American National Bankshares, Inc.(a)	1,589	34,863
Ames National Corp.(a)	2,115	42,173
Arrow Financial Corp.(a)	3,734	93,649
Bancfirst Corp.(a)	4,083	165,198
Bancorp, Inc.*(a)	9,442	63,167
Bank of Marin Bancorp(a)	1,627	52,454
Bank of the Ozarks, Inc.(a)	6,189	229,550

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2010

Investments	Shares	Value

Bryn Mawr Bank Corp.(a)	2,385	$41,070
Camden National Corp.	4,353	150,831
Cardinal Financial Corp.	5,461	52,480
Century Bancorp, Inc. Class A	2,342	55,950
Chemical Financial Corp.(a)	1,392	28,731
City Holding Co.(a)	5,713	175,218
Community Bank System, Inc.(a)	11,318	260,427
Community Trust Bancorp, Inc.(a)	5,268	142,710
Danvers Bancorp, Inc.	956	14,655
First Bancorp(a)	5,251	71,519
First Bancorp, Inc.	3,838	53,080
First Financial Bancorp(a)	79,926	1,333,166
First Financial Corp.(a)	3,740	110,330
First of Long Island Corp. (The)	2,781	69,469
FNB Corp.(a)	3,187	27,281
German American Bancorp, Inc.(a)	3,668	62,943
Great Southern Bancorp, Inc.(a)	483	10,515
Heartland Financial USA, Inc.	2,347	36,120
Home Bancshares, Inc.(a)	1,772	36,007
Independent Bank Corp.	2,781	62,628
Lakeland Financial Corp.	4,575	85,370
MainSource Financial Group, Inc.	3,764	28,757
Merchants Bancshares, Inc.*(a)	2,431	60,629
Metro Bancorp, Inc.*	682	7,086
National Bankshares, Inc.(a)	2,422	62,488
NBT Bancorp, Inc.(a)	12,511	276,118
Northfield Bancorp, Inc.(a)	4,189	45,325
Orrstown Financial Services, Inc.(a)	1,864	43,170
Renasant Corp.(a)	5,522	83,990
Republic Bancorp, Inc. Class A(a)	9,932	209,863
S&T Bancorp, Inc.(a)	2,083	36,286
S.Y. Bancorp, Inc.(a)	4,238	105,187
SCBT Financial Corp.(a)	1,834	57,202
Shore Bancshares, Inc.	1,965	18,667
Simmons First National Corp. Class A(a)	4,562	128,968
Southside Bancshares, Inc.(a)	11,258	212,664
Sterling Bancorp(a)	6,057	52,635
Suffolk Bancorp(a)	3,887	98,419
Susquehanna Bancshares, Inc.	2,225	18,779
Texas Capital Bancshares, Inc.*	6,374	110,079
Tompkins Financial Corp.(a)	4,051	160,663
TowneBank(a)	6,681	99,948
Trico Bancshares(a)	3,667	56,362
Union First Market Bankshares Corp.	2,089	27,282
United Bankshares, Inc.(a)	16,227	403,890
Univest Corp. of Pennsylvania(a)	3,635	63,467
Washington Trust Bancorp, Inc.(a)	4,949	94,625
WesBanco, Inc.(a)	6,157	100,605
Wilshire Bancorp, Inc.(a)	11,808	77,224

Total Commercial Banks		6,454,892
Commercial Services & Supplies – 3.3%
APAC Customer Services, Inc.*	27,686	156,703
ATC Technology Corp.*	6,878	170,162

Investments	Shares	Value

Consolidated Graphics, Inc.*	2,518	$104,371
Courier Corp.	2,662	37,854
Deluxe Corp.(a)	38,291	732,507
EnergySolutions, Inc.	17,932	90,198
Ennis, Inc.	10,088	180,474
Innerworkings, Inc.*(a)	4,800	31,536
Kimball International, Inc. Class B	4,075	23,757
Knoll, Inc.(a)	23,096	358,219
M&F Worldwide Corp.*	17,795	433,308
McGrath Rentcorp	7,927	189,852
Mobile Mini, Inc.*(a)	10,506	161,162
Multi-Color Corp.(a)	5,106	78,632
Standard Parking Corp.*	4,895	83,704
Team, Inc.*	5,185	89,234
U.S. Ecology, Inc.	5,254	84,064

Total Commercial Services & Supplies		3,005,737
Communications Equipment – 0.9%
Acme Packet, Inc.*	5,434	206,166
Anaren, Inc.*	3,909	65,632
BigBand Networks, Inc.*	1,359	3,859
Black Box Corp.	6,089	195,213
Cogo Group, Inc.*	5,787	35,764
DG FastChannel, Inc.*(a)	2,909	63,271
Digi International, Inc.*	2,483	23,564
EMS Technologies, Inc.*	5,292	98,590
Globecomm Systems, Inc.*(a)	3,564	29,831
Seachange International, Inc.*	7,388	54,745
Telestone Technologies Corp.*(a)	3,046	33,018

Total Communications Equipment		809,653
Computers & Peripherals – 0.9%
Compellent Technologies, Inc.*	1,086	19,743
Cray, Inc.*	9,369	61,835
Netezza Corp.*(a)	13,070	352,237
Rimage Corp.*	2,155	35,428
STEC, Inc.*(a)	18,738	233,288
Stratasys, Inc.*	1,634	45,295
Super Micro Computer, Inc.*	6,098	63,358

Total Computers & Peripherals		811,184
Construction & Engineering – 0.8%
Comfort Systems USA, Inc.(a)	15,831	169,867
Dycom Industries, Inc.*	1,591	15,894
Furmanite Corp.*	5,862	28,607
Great Lakes Dredge & Dock Corp.	14,857	86,319
Michael Baker Corp.*	2,970	97,891
MYR Group, Inc.*	5,156	84,507
Northwest Pipe Co.*(a)	4,917	86,048
Orion Marine Group, Inc.*(a)	4,951	61,442
Pike Electric Corp.*	5,901	42,959
Sterling Construction Co., Inc.*	6,946	85,991

Total Construction & Engineering		759,525
Consumer Finance – 1.7%
Advance America, Cash Advance Centers, Inc.	34,392	138,600

See Notes to Financial Statements.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2010

Investments	Shares	Value

Dollar Financial Corp.*(a)	11,420	$238,335
Ezcorp, Inc. Class A*(a)	20,598	412,784
First Cash Financial Services, Inc.*(a)	9,223	255,938
World Acceptance Corp.*(a)	10,369	457,895

Total Consumer Finance		1,503,552
Containers & Packaging – 0.7%
AEP Industries, Inc.*	5,194	122,682
Boise, Inc.*(a)	82,169	533,277

Total Containers & Packaging		655,959
Distributors – 0.3%
Core-Mark Holding Co., Inc.*(a)	7,534	233,253
Diversified Consumer Services – 1.1%
American Public Education, Inc.*(a)	3,057	100,453
ChinaCast Education Corp.*	6,329	44,809
Jackson Hewitt Tax Service, Inc.*(a)	17,524	16,122
K12, Inc.*(a)	3,435	99,718
Learning Tree International, Inc.	2,581	26,120
Lincoln Educational Services Corp.*	9,285	133,797
Pre-Paid Legal Services, Inc.*(a)	7,242	452,553
Stewart Enterprises, Inc. Class A(a)	20,265	109,228
Universal Technical Institute, Inc.(a)	1,181	23,089

Total Diversified Consumer Services		1,005,889
Diversified Financial Services – 1.1%
Asset Acceptance Capital Corp.*(a)	6,066	32,574
Encore Capital Group, Inc.*	7,042	126,897
Interactive Brokers Group, Inc. Class A*(a)	15,564	267,857
Life Partners Holdings, Inc.(a)	7,090	134,923
MarketAxess Holdings, Inc.	3,992	67,784
Medallion Financial Corp.(a)	5,827	45,392
Portfolio Recovery Associates, Inc.*(a)	4,920	318,078

Total Diversified Financial Services		993,505
Diversified Telecommunication Services – 1.4%
Alaska Communications Systems Group, Inc.(a)	3,443	34,947
Atlantic Tele-Network, Inc.	3,537	174,162
Cincinnati Bell, Inc.*	183,113	488,912
Cogent Communications Group, Inc.*	13,329	126,226
Consolidated Communications Holdings, Inc.	5,505	102,778
General Communication, Inc. Class A*	2,360	23,529
HickoryTech Corp.	6,728	57,390
Iridium Communications, Inc.*	300	2,562
Neutral Tandem, Inc.*	9,437	112,772
Premiere Global Services, Inc.*	14,841	105,074

Total Diversified Telecommunication Services		1,228,352
Electric Utilities – 0.3%
Central Vermont Public Service Corp.	3,460	69,788
Empire District Electric Co. (The)	9,327	187,939
Unitil Corp.	1,967	43,176

Total Electric Utilities		300,903
Electrical Equipment – 1.1%
Advanced Battery Technologies, Inc.*(a)	27,023	97,013
AZZ, Inc.(a)	6,243	267,450

Investments	Shares	Value

Encore Wire Corp.	5,146	$105,544
Franklin Electric Co., Inc.	3,245	107,604
Fushi Copperweld, Inc.*	10,914	94,843
Harbin Electric, Inc.*(a)	2,112	37,784
LaBarge, Inc.*	4,014	50,135
Powell Industries, Inc.*(a)	6,352	197,674
PowerSecure International, Inc.*	1,286	11,908

Total Electrical Equipment		969,955
Electronic Equipment, Instruments & Components – 1.6%
Checkpoint Systems, Inc.*(a)	3,114	63,370
Cogent, Inc.*	18,003	191,552
Daktronics, Inc.(a)	5,947	58,400
DTS, Inc.*	1,155	44,086
Electro Rent Corp.	3,955	52,522
IPG Photonics Corp.*	3,723	89,873
Mercury Computer Systems, Inc.*(a)	7,011	84,342
MTS Systems Corp.(a)	3,146	97,526
Multi-Fineline Electronix, Inc.*	8,053	177,085
OSI Systems, Inc.*	3,565	129,481
Park Electrochemical Corp.	2,713	71,460
Rofin-Sinar Technologies, Inc.*(a)	2,020	51,268
Scansource, Inc.*(a)	8,844	245,333
Spectrum Control, Inc.*	4,454	65,563
TTM Technologies, Inc.*	4,801	47,002

Total Electronic Equipment, Instruments & Components		1,468,863
Energy Equipment & Services – 2.7%
Cal Dive International, Inc.*(a)	74,993	410,212
Dawson Geophysical Co.*(a)	2,488	66,305
Global Industries Ltd.*	32,854	179,711
Gulf Island Fabrication, Inc.	4,182	76,112
Gulfmark Offshore, Inc. Class A*(a)	18,605	571,546
Halliburton Co.	912	30,160
Hornbeck Offshore Services, Inc.*(a)	16,196	315,660
Matrix Service Co.*	13,277	116,174
Natural Gas Services Group, Inc.*	3,899	57,588
OYO Geospace Corp.*	1,122	64,941
Parker Drilling Co.*	50,764	220,824
PHI, Inc.*	4,818	77,955
T-3 Energy Services, Inc.*	4,791	125,285
Willbros Group, Inc.*(a)	14,466	132,653

Total Energy Equipment & Services		2,445,126
Food & Staples Retailing – 2.2%
Arden Group, Inc. Class A	1,208	99,660
Ingles Markets, Inc. Class A(a)	10,667	177,179
Nash Finch Co.	5,371	228,482
Pantry, Inc. (The)*	27,214	656,129
Pricesmart, Inc.	10,606	308,953
Spartan Stores, Inc.(a)	11,980	173,710
Susser Holdings Corp.*	8,509	119,126
Village Super Market, Inc. Class A(a)	5,066	141,544

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2010

Investments	Shares	Value

Winn-Dixie Stores, Inc.*	5,560	$39,643

Total Food & Staples Retailing		1,944,426
Food Products – 2.3%
AgFeed Industries, Inc.*(a)	14,327	36,964
American Dairy, Inc.*(a)	15,364	160,554
B&G Foods, Inc. Class A	8,048	87,884
Calavo Growers, Inc.(a)	4,566	98,991
Cal-Maine Foods, Inc.(a)	11,330	328,343
Chiquita Brands International, Inc.*(a)	20,932	277,140
Darling International, Inc.*	18,127	154,442
Diamond Foods, Inc.(a)	3,321	136,128
Hain Celestial Group, Inc.*(a)	8,206	196,780
J&J Snack Foods Corp.(a)	5,356	224,577
Lifeway Foods, Inc.*(a)	2,285	24,038
Seneca Foods Corp. Class A*	5,642	147,764
Smart Balance, Inc.*(a)	628	2,437
Zhongpin, Inc.*(a)	13,863	225,828

Total Food Products		2,101,870
Gas Utilities – 0.4%
Chesapeake Utilities Corp.	2,184	79,104
China Natural Gas, Inc.*(a)	7,903	46,786
Laclede Group, Inc. (The)(a)	7,779	267,753

Total Gas Utilities		393,643
Health Care Equipment & Supplies – 2.8%
Abaxis, Inc.*	2,923	67,521
Accuray, Inc.*	787	4,895
Analogic Corp.	675	30,294
Angiodynamics, Inc.*	3,347	51,008
Atrion Corp.	561	88,363
Bovie Medical Corp.*(a)	1,000	2,160
Cantel Medical Corp.	3,863	62,581
Conceptus, Inc.*(a)	1,567	21,546
Conmed Corp.*	3,743	83,881
CryoLife, Inc.*	23,219	140,939
Cyberonics, Inc.*	18,089	482,615
Exactech, Inc.*(a)	2,942	48,014
Greatbatch, Inc.*	6,107	141,621
ICU Medical, Inc.*(a)	3,795	141,516
IRIS International, Inc.*	3,107	29,827
Kensey Nash Corp.*(a)	3,870	111,804
Medical Action Industries, Inc.*	3,311	29,965
Merit Medical Systems, Inc.*(a)	5,938	94,355
Natus Medical, Inc.*	4,482	65,303
Neogen Corp.*(a)	3,198	108,252
Quidel Corp.*(a)	7,194	79,062
RTI Biologics, Inc.*(a)	6,357	16,719
SonoSite, Inc.*	647	21,681
SurModics, Inc.*(a)	7,797	92,940
Symmetry Medical, Inc.*(a)	21,285	205,187
Synovis Life Technologies, Inc.*	1,839	27,493
Vascular Solutions, Inc.*	11,172	128,255
Wright Medical Group, Inc.*(a)	1,876	27,033

Investments	Shares	Value

Young Innovations, Inc.(a)	2,635	$75,387
Zoll Medical Corp.*	1,923	62,055

Total Health Care Equipment & Supplies		2,542,272
Health Care Providers & Services – 5.5%
Air Methods Corp.*	4,457	185,322
Alliance Healthcare Services, Inc.*	12,043	55,157
Allied Healthcare International, Inc.*	16,512	41,280
Almost Family, Inc.*	3,055	90,520
America Service Group, Inc.	2,680	39,878
American Dental Partners, Inc.*	2,762	33,310
AMN Healthcare Services, Inc.*	1,230	6,322
Amsurg Corp.*	11,839	206,946
Assisted Living Concepts, Inc. Class A*	2,887	87,880
Bio-Reference Labs, Inc.*(a)	5,475	114,208
Capital Senior Living Corp.*	1,676	8,933
CardioNet, Inc.*	1,842	8,307
Chindex International, Inc.*(a)	2,748	41,522
Continucare Corp.*	22,586	94,861
Corvel Corp.*	3,462	146,962
Cross Country Healthcare, Inc.*(a)	1,851	13,309
Ensign Group, Inc. (The)(a)	10,701	192,083
Five Star Quality Care, Inc.*	53,878	272,084
Genoptix, Inc.*	3,860	54,812
Gentiva Health Services, Inc.*	11,249	245,791
Hanger Orthopedic Group, Inc.*	11,483	166,963
Health Grades, Inc.*	7,211	59,058
Healthways, Inc.*	13,028	151,646
IPC The Hospitalist Co., Inc.*	2,802	76,551
Kindred Healthcare, Inc.*	19,051	248,044
Landauer, Inc.(a)	1,935	121,189
LHC Group, Inc.*	6,316	146,468
Medcath Corp.*	2,393	24,097
Molina Healthcare, Inc.*	11,421	308,253
MWI Veterinary Supply, Inc.*(a)	3,509	202,539
National Healthcare Corp.(a)	4,267	158,178
PharMerica Corp.*	8,797	83,835
RehabCare Group, Inc.*(a)	4,673	94,488
Res-Care, Inc.*	17,732	235,304
Skilled Healthcare Group, Inc. Class A*	25,654	100,820
Sun Healthcare Group, Inc.*	66,582	563,950
Triple-S Management Corp. Class B*(a)	12,669	213,473
U.S. Physical Therapy, Inc.*	3,907	65,325

Total Health Care Providers & Services		4,959,668
Health Care Technology – 0.3%
Computer Programs & Systems, Inc.	1,828	77,818
Medidata Solutions, Inc.*	911	17,491
MedQuist, Inc.*	6,548	57,360
Merge Healthcare, Inc.*	8,688	25,195
Omnicell, Inc.*	1,987	25,990
Transcend Services, Inc.*(a)	1,810	27,603

Total Health Care Technology		231,457

See Notes to Financial Statements.

40	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2010

Investments	Shares	Value

Hotels, Restaurants & Leisure – 5.3%
AFC Enterprises*	9,557	$118,507
Ambassadors Group, Inc.(a)	7,858	89,110
BJ’s Restaurants, Inc.*(a)	4,099	115,428
Buffalo Wild Wings, Inc.*(a)	3,723	178,294
California Pizza Kitchen, Inc.*	3,592	61,280
Caribou Coffee Co., Inc.*(a)	2,082	21,653
Carrols Restaurant Group, Inc.*	14,925	79,102
CEC Entertainment, Inc.*(a)	9,232	316,935
Churchill Downs, Inc.(a)	2,923	104,410
Denny’s Corp.*	27,735	86,256
DineEquity, Inc.*(a)	6,381	287,017
Domino’s Pizza, Inc.*(a)	43,081	569,531
Dover Downs Gaming & Entertainment, Inc.	17,366	59,044
Einstein Noah Restaurant Group, Inc.*	40,947	434,038
Interval Leisure Group, Inc.*(a)	17,460	235,186
Isle of Capri Casinos, Inc.*(a)	8,901	63,731
Landry’s Restaurants, Inc.*(a)	5,416	132,638
Marcus Corp.	6,644	78,731
Monarch Casino & Resort, Inc.*	3,058	34,280
Papa John’s International, Inc.*	12,112	319,515
Peet’s Coffee & Tea, Inc.*(a)	1,912	65,448
PF Chang’s China Bistro, Inc.(a)	5,125	236,775
Red Robin Gourmet Burgers, Inc.*	6,258	122,719
Ruby Tuesday, Inc.*(a)	1,805	21,425
Shuffle Master, Inc.*	12,519	105,285
Sonic Corp.*	24,592	198,703
Speedway Motorsports, Inc.	24,583	385,461
Texas Roadhouse, Inc.*(a)	19,942	280,385

Total Hotels, Restaurants & Leisure		4,800,887
Household Durables – 0.7%
Blyth, Inc.(a)	2,831	116,751
CSS Industries, Inc.(a)	4,234	73,206
Deer Consumer Products, Inc.*(a)	3,644	35,019
Hooker Furniture Corp.	1,399	16,270
iRobot Corp.*(a)	1,509	28,022
National Presto Industries, Inc.(a)	2,862	304,717
Universal Electronics, Inc.*	3,035	63,280

Total Household Durables		637,265
Household Products – 0.6%
Central Garden and Pet Co. Class A*	34,125	353,535
Orchids Paper Products Co.*(a)	2,990	43,206
WD-40 Co.	4,813	182,990

Total Household Products		579,731
Industrial Conglomerates – 0.3%
Raven Industries, Inc.(a)	4,265	161,601
Standex International Corp.	2,240	54,186
Tredegar Corp.	4,323	82,050

Total Industrial Conglomerates		297,837
Insurance – 10.4%
American Equity Investment Life Holding Co.(a)	7,950	81,408
American Physicians Capital, Inc.	7,428	307,965

Investments	Shares	Value

American Physicians Service Group, Inc.	4,831	$156,283
AMERISAFE, Inc.*(a)	12,579	236,234
Amtrust Financial Services, Inc.(a)	50,537	733,797
Baldwin & Lyons, Inc. Class B(a)	7,503	190,951
CNA Surety Corp.*	32,826	588,242
Donegal Group, Inc. Class A	5,622	73,480
eHealth, Inc.*	4,830	62,404
EMC Insurance Group, Inc.	6,640	141,565
Employers Holdings, Inc.(a)	30,310	477,989
FBL Financial Group, Inc. Class A(a)	12,395	322,022
First Mercury Financial Corp.	13,030	131,342
FPIC Insurance Group, Inc.*	6,236	218,821
Hallmark Financial Services, Inc.*	11,449	100,064
Horace Mann Educators Corp.	23,070	410,185
Infinity Property & Casualty Corp.	10,118	493,455
Kansas City Life Insurance Co.	2,008	62,629
MBIA, Inc.*(a)	316,103	3,176,835
Meadowbrook Insurance Group, Inc.	35,663	319,897
National Interstate Corp.(a)	7,954	173,159
National Western Life Insurance Co. Class A	1,432	201,454
NYMAGIC, Inc.	3,642	93,490
Presidential Life Corp.	2,443	23,941
Safety Insurance Group, Inc.	7,742	325,319
SeaBright Holdings, Inc.	11,251	90,683
State Auto Financial Corp.(a)	4,581	69,677
Universal Insurance Holdings, Inc.(a)	33,354	149,759

Total Insurance		9,413,050
Internet & Catalog Retail – 0.2%
NutriSystem, Inc.	4,634	89,158
PetMed Express, Inc.(a)	6,924	121,170

Total Internet & Catalog Retail		210,328
Internet Software & Services – 1.1%
Art Technology Group, Inc.*(a)	16,630	68,682
comScore, Inc.*(a)	6,663	156,714
Dice Holdings, Inc.*	11,494	97,469
Internet Brands, Inc. Class A*(a)	7,138	94,793
Keynote Systems, Inc.	1,425	16,558
Knot, Inc. (The)*	449	4,099
Limelight Networks, Inc.*	41,024	241,221
Liquidity Services, Inc.*(a)	3,764	60,262
LivePerson, Inc.*	3,196	26,846
LoopNet, Inc.*	6,289	74,462
NIC, Inc.	7,543	62,531
OpenTable, Inc.*(a)	194	13,208
Perficient, Inc.*	920	8,409
Saba Software, Inc.*(a)	985	5,358
Travelzoo, Inc.*	2,316	59,660
Vocus, Inc.*	187	3,456

Total Internet Software & Services		993,728
IT Services – 1.9%
Cass Information Systems, Inc.(a)	2,680	91,951
China Information Technology, Inc.*	21,152	103,010

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2010

Investments	Shares	Value

Ciber, Inc.*(a)	27,757	$83,549
Computer Task Group, Inc.*	4,790	36,596
CSG Systems International, Inc.*	14,276	260,251
Dynamics Research Corp.*	3,544	36,432
ExlService Holdings, Inc.*	3,426	66,636
Forrester Research, Inc.*	4,565	151,010
Global Cash Access Holdings, Inc.*	20,277	82,730
Hackett Group, Inc. (The)*	13,931	57,535
iGate Corp.	13,511	245,090
Innodata Isogen, Inc.*	11,136	30,735
Integral Systems, Inc.*	5,230	38,597
MoneyGram International, Inc.*	50,666	123,625
NCI, Inc. Class A*	3,802	71,934
Ness Technologies, Inc.*	6,292	28,314
PRGX Global, Inc.*	17,867	101,306
RightNow Technologies, Inc.*	1,205	23,739
TNS, Inc.*	596	10,102
Virtusa Corp.*	8,684	84,148

Total IT Services		1,727,290
Leisure Equipment & Products – 0.4%
RC2 Corp.*	7,439	155,847
Steinway Musical Instruments*(a)	1,194	20,561
Sturm Ruger & Co., Inc.(a)	12,522	170,800

Total Leisure Equipment & Products		347,208
Life Sciences Tools & Services – 0.6%
Accelrys, Inc.*	2,169	15,096
Albany Molecular Research, Inc.*(a)	2,710	17,290
Cambrex Corp.*	10,253	43,575
eResearch Technology, Inc.*	10,805	80,822
Harvard Bioscience, Inc.*	7,049	26,786
Kendle International, Inc.*	3,951	36,823
Luminex Corp.*(a)	1,343	21,488
Parexel International Corp.*(a)	14,038	324,699

Total Life Sciences Tools & Services		566,579
Machinery – 3.5%
Alamo Group, Inc.	3,633	81,125
Altra Holdings, Inc.*	2,941	43,321
American Railcar Industries, Inc.*(a)	5,828	91,383
Ampco-Pittsburgh Corp.	4,963	123,182
Astec Industries, Inc.*(a)	5,317	151,694
Badger Meter, Inc.(a)	3,442	139,332
Blount International, Inc.*(a)	8,747	111,349
Chart Industries, Inc.*(a)	19,251	391,950
China Fire & Security Group, Inc.*(a)	9,775	79,275
CIRCOR International, Inc.	1,423	44,967
Colfax Corp.*	9,223	137,146
Columbus McKinnon Corp.*(a)	1,266	21,003
Dynamic Materials Corp.	3,485	52,658
Energy Recovery, Inc.*	5,017	18,011
EnPro Industries, Inc.*	6,465	202,225
Federal Signal Corp.	11,577	62,400
Force Protection, Inc.*(a)	21,221	106,954

Investments	Shares	Value

FreightCar America, Inc.(a)	6,066	$149,224
Gorman-Rupp Co. (The)	3,145	86,676
Graham Corp.	2,756	42,773
Hawk Corp. Class A*	2,008	86,886
John Bean Technologies Corp.(a)	10,146	163,452
LB Foster Co. Class A*	3,067	88,759
Lindsay Corp.(a)	1,925	83,391
Met-Pro Corp.	2,473	24,953
Miller Industries, Inc.	2,022	27,358
PMFG, Inc.*	410	6,990
RBC Bearings, Inc.*	5,022	170,647
Robbins & Myers, Inc.	11,038	295,598
SmartHeat, Inc.*(a)	4,740	29,578
Sun Hydraulics Corp.	796	22,439
Titan International, Inc.(a)	3,700	50,209
Twin Disc, Inc.	1,247	17,396

Total Machinery		3,204,304
Marine – 0.3%
American Commercial Lines, Inc.*(a)	1,631	45,472
International Shipholding Corp.	6,427	181,499

Total Marine		226,971
Media – 1.2%
Arbitron, Inc.	7,401	207,006
Belo Corp. Class A*	42,579	263,990
CKX, Inc.*	12,654	62,005
EW Scripps Co. Class A	5,415	42,670
Harte-Hanks, Inc.	21,599	252,060
Lee Enterprises, Inc.*(a)	7,288	19,532
McClatchy Co. (The) Class A*(a)	8,256	32,446
National CineMedia, Inc.	7,161	128,182
Rentrak Corp.*	1,157	29,237
Value Line, Inc.(a)	3,206	44,467

Total Media		1,081,595
Metals & Mining – 0.0%
Haynes International, Inc.	254	8,870
Multiline Retail – 0.2%
Fred’s, Inc. Class A	12,733	150,249
Multi-Utilities – 0.2%
CH Energy Group, Inc.	3,333	147,185
Oil, Gas & Consumable Fuels – 1.3%
Alon USA Energy, Inc.(a)	8,510	45,954
China North East Petroleum Holdings Ltd.*†(a)	13,653	83,010
Contango Oil & Gas Co.*	4,160	208,666
CVR Energy, Inc.*	54,678	451,094
Georesources, Inc.*	1,202	19,112
James River Coal Co.*	5,108	89,543
Northern Oil and Gas, Inc.*	1,433	24,275
Panhandle Oil and Gas, Inc. Class A	1,239	30,591
Rentech, Inc.*(a)	28,225	27,830
Syntroleum Corp.*	13,358	24,979
Western Refining, Inc.*(a)	38,708	202,830

Total Oil, Gas & Consumable Fuels		1,207,884

See Notes to Financial Statements.

42	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2010

Investments	Shares	Value

Paper & Forest Products – 3.0%
Buckeye Technologies, Inc.	50,420	$741,678
Clearwater Paper Corp.*	11,679	888,538
KapStone Paper and Packaging Corp.*	31,054	376,996
PH Glatfelter Co.	29,826	362,684
Verso Paper Corp.*(a)	104,318	300,436
Wausau Paper Corp.	440	3,648

Total Paper & Forest Products		2,673,980
Personal Products – 0.9%
American Oriental Bioengineering, Inc.*(a)	45,825	110,438
China Sky One Medical, Inc.*(a)	9,021	68,559
China-Biotics, Inc.*(a)	4,987	54,857
Elizabeth Arden, Inc.*	2,038	40,740
Female Health Co. (The)	6,309	32,491
Inter Parfums, Inc.(a)	10,003	175,953
Medifast, Inc.*(a)	1,645	44,629
Nutraceutical International Corp.*	5,646	88,586
USANA Health Sciences, Inc.*(a)	5,036	203,253

Total Personal Products		819,506
Pharmaceuticals – 0.7%
Cornerstone Therapeutics, Inc.*(a)	9,619	67,910
Hi-Tech Pharmacal Co., Inc.*(a)	3,232	65,416
Impax Laboratories, Inc.*	2,595	51,381
Obagi Medical Products, Inc.*	4,028	42,294
Questcor Pharmaceuticals, Inc.*	40,280	399,578

Total Pharmaceuticals		626,579
Professional Services – 1.6%
Administaff, Inc.(a)	6,117	164,731
Advisory Board Co. (The)*	2,185	96,468
CBIZ, Inc.*(a)	23,524	139,497
Corporate Executive Board Co. (The)(a)	9,175	289,563
CRA International, Inc.*	1,583	28,573
Dolan Co. (The)*	8,206	93,302
Exponent, Inc.*	4,136	138,928
Hill International, Inc.*(a)	13,778	61,726
ICF International, Inc.*	4,202	105,344
Navigant Consulting, Inc.*(a)	9,647	112,195
On Assignment, Inc.*(a)	5,387	28,282
School Specialty, Inc.*	5,112	66,507
VSE Corp.	2,815	99,285

Total Professional Services		1,424,401
Real Estate Investment Trusts (REITs) – 1.6%
Acadia Realty Trust(a)	5,757	109,383
Agree Realty Corp.	3,524	88,981
Cedar Shopping Centers, Inc.(a)	6,504	39,544
Cogdell Spencer, Inc.	26,280	166,090
Cousins Properties, Inc.(a)	10,379	74,106
DuPont Fabros Technology, Inc.(a)	3,356	84,403
First Potomac Realty Trust(a)	3,594	53,910
Getty Realty Corp.(a)	8,830	236,909
Gladstone Commercial Corp.(a)	200	3,432
Inland Real Estate Corp.(a)	1,890	15,706

Investments	Shares	Value

Investors Real Estate Trust(a)	2,978	$24,956
LTC Properties, Inc.	5,127	130,841
Mission West Properties, Inc.	7,615	51,630
Monmouth Real Estate Investment Corp. Class A(a)	1,563	12,223
Ramco-Gershenson Properties Trust	3,754	40,205
Saul Centers, Inc.	3,509	147,202
Universal Health Realty Income Trust(a)	2,061	70,919
Urstadt Biddle Properties, Inc. Class A(a)	4,748	85,844

Total Real Estate Investment Trusts (REITs)		1,436,284
Real Estate Management & Development – 0.3%
China Housing & Land Development, Inc.*(a)	12,526	25,052
Consolidated-Tomoka Land Co.(a)	449	12,801
Forestar Group, Inc.*	15,965	272,203

Total Real Estate Management & Development		310,056
Road & Rail – 0.2%
Celadon Group, Inc.*	672	9,280
Marten Transport Ltd.(a)	5,015	116,248
Patriot Transportation Holding, Inc.*(a)	453	31,769
Universal Truckload Services, Inc.*(a)	1,705	26,700

Total Road & Rail		183,997
Semiconductors & Semiconductor Equipment – 1.4%
Cabot Microelectronics Corp.*(a)	1,963	63,169
Ceva, Inc.*	1,401	20,034
Cirrus Logic, Inc.*	1,414	25,226
Diodes, Inc.*(a)	1,779	30,403
GT Solar International, Inc.*	63,907	534,902
Kopin Corp.*(a)	14,249	50,584
Micrel, Inc.	10,626	104,772
MIPS Technologies, Inc.*	9,737	94,741
Monolithic Power Systems, Inc.*	3,863	63,083
NVE Corp.*	1,490	64,115
Pericom Semiconductor Corp.*	1,465	12,731
Sigma Designs, Inc.*(a)	8,565	98,412
Supertex, Inc.*	1,084	23,978
Ultratech, Inc.*	1,604	27,428
Volterra Semiconductor Corp.*	1,644	35,379

Total Semiconductors & Semiconductor Equipment		1,248,957
Software – 2.1%
ACI Worldwide, Inc.*	3,773	84,477
Actuate Corp.*	16,754	86,283
American Software, Inc. Class A	2,318	13,676
ArcSight, Inc.*	2,379	103,629
China TransInfo Technology Corp.*(a)	6,948	44,259
Deltek, Inc.*	12,287	98,419
Ebix, Inc.*(a)	11,468	268,925
EPIQ Systems, Inc.	5,503	67,467
Interactive Intelligence, Inc.*(a)	2,321	40,850
Kenexa Corp.*	1,767	30,958
Manhattan Associates, Inc.*(a)	2,802	82,239
Monotype Imaging Holdings, Inc.*	7,386	67,582
Netscout Systems, Inc.*	9,351	191,789

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2010

Investments	Shares	Value

Opnet Technologies, Inc.	1,240	$22,506
PROS Holdings, Inc.*	4,043	37,519
Radiant Systems, Inc.*	4,864	83,174
Rosetta Stone, Inc.*(a)	1,715	36,427
S1 Corp.*(a)	20,601	107,331
Smith Micro Software, Inc.*	3,068	30,496
Sourcefire, Inc.*(a)	886	25,552
Synchronoss Technologies, Inc.*	3,541	63,065
TeleCommunication Systems, Inc. Class A*	32,010	125,159
Tyler Technologies, Inc.*	6,817	137,431
VASCO Data Security International, Inc.*(a)	8,366	54,379

Total Software		1,903,592
Specialty Retail – 3.7%
America’s Car-Mart, Inc.*	4,643	116,911
Asbury Automotive Group, Inc.*	3,895	54,803
Big 5 Sporting Goods Corp.(a)	5,687	76,319
Books-A-Million, Inc.	10,132	60,792
Cato Corp. (The) Class A	10,593	283,469
Citi Trends, Inc.*	3,514	85,074
Conn’s, Inc.*(a)	12,299	57,190
Destination Maternity Corp.*	2,791	91,880
Finish Line, Inc. (The) Class A	5,294	73,640
Genesco, Inc.*(a)	4,453	133,056
Group 1 Automotive, Inc.*(a)	11,388	340,273
hhgregg, Inc.*(a)	8,455	209,346
Hibbett Sports, Inc.*(a)	6,671	166,441
HOT Topic, Inc.(a)	16,020	95,960
JOS A Bank Clothiers, Inc.*	11,795	502,585
Kirkland’s, Inc.*(a)	8,088	112,100
Lithia Motors, Inc. Class A(a)	7,150	68,568
Lumber Liquidators Holdings, Inc.*(a)	4,918	120,835
Midas, Inc.*	2,637	20,068
Monro Muffler, Inc.(a)	4,080	188,129
Shoe Carnival, Inc.*	2,299	46,486
Stage Stores, Inc.	10,565	137,345
Systemax, Inc.	12,284	150,847
Wet Seal, Inc. (The) Class A*	25,808	87,489
Zumiez, Inc.*	3,245	68,664

Total Specialty Retail		3,348,270
Textiles, Apparel & Luxury Goods – 1.6%
American Apparel, Inc.*(a)	4,652	5,722
Cherokee, Inc.	3,777	68,892
Fuqi International, Inc.*	13,263	86,210
G-III Apparel Group Ltd.*	3,753	117,769
Maidenform Brands, Inc.*	9,542	275,287
Oxford Industries, Inc.	5,127	121,920
Steven Madden Ltd.	8,284	340,141
True Religion Apparel, Inc.*(a)	12,314	262,781
Volcom, Inc.*(a)	6,710	128,295
Weyco Group, Inc.(a)	2,169	52,533

Total Textiles, Apparel & Luxury Goods		1,459,550

Investments	Shares	Value

Thrifts & Mortgage Finance – 1.3%
Bank Mutual Corp.	12,583	$65,306
BankFinancial Corp.	4,069	37,313
Beneficial Mutual Bancorp, Inc.*	4,508	40,437
Berkshire Hills Bancorp, Inc.(a)	2,307	43,741
Brookline Bancorp, Inc.	9,728	97,085
Dime Community Bancshares, Inc.(a)	10,035	138,985
ESSA Bancorp, Inc.(a)	3,062	36,254
Flushing Financial Corp.	9,966	115,207
Kearny Financial Corp.	2,751	24,291
NASB Financial, Inc.(a)	2,794	46,241
OceanFirst Financial Corp.	6,450	79,141
Provident Financial Services, Inc.(a)	14,102	174,301
Provident New York Bancorp(a)	14,928	125,246
Roma Financial Corp.	1,473	15,510
TrustCo Bank Corp.(a)	19,321	107,425
United Financial Bancorp, Inc.	2,002	27,047
Westfield Financial, Inc.	2,159	16,840

Total Thrifts & Mortgage Finance		1,190,370
Tobacco – 0.5%
Alliance One International, Inc.*(a)	108,636	450,839
Trading Companies & Distributors – 1.7%
Aceto Corp.	4,581	31,105
Beacon Roofing Supply, Inc.*(a)	18,181	264,897
DXP Enterprises, Inc.*	6,339	120,314
H&E Equipment Services, Inc.*	4,941	39,380
Houston Wire & Cable Co.	3,946	39,578
Interline Brands, Inc.*(a)	7,937	143,183
Kaman Corp.(a)	3,435	90,031
Rush Enterprises, Inc. Class A*(a)	4,881	74,875
TAL International Group, Inc.(a)	15,116	366,110
Titan Machinery, Inc.*	8,350	136,105
United Rentals, Inc.*(a)	10,271	152,422
Willis Lease Finance Corp.*	7,421	75,026

Total Trading Companies & Distributors		1,533,026
Water Utilities – 0.7%
American States Water Co.	4,540	162,441
Artesian Resources Corp. Class A(a)	1,959	37,358
California Water Service Group	5,577	206,070
Connecticut Water Service, Inc.	1,989	47,637
Middlesex Water Co.(a)	2,503	42,151
SJW Corp.	3,335	82,141
York Water Co.(a)	2,277	36,500

Total Water Utilities		614,298
Wireless Telecommunication Services – 1.1%
NTELOS Holdings Corp.	15,908	269,163
Shenandoah Telecommunications Co.(a)	6,652	120,867
USA Mobility, Inc.	36,586	586,474

Total Wireless Telecommunication Services		976,504
TOTAL COMMON STOCKS (Cost: $85,443,277)		89,630,026

See Notes to Financial Statements.

44	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2010

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.6%
WisdomTree SmallCap Dividend Fund(b) (Cost: $542,111)	12,901	$547,776
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $121,517)	121,517	121,517
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 29.3%
MONEY MARKET FUND – 29.3%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d)
(Cost: $26,504,000)(e)	26,504,000	26,504,000
TOTAL INVESTMENTS IN SECURITIES – 129.2% (Cost: $112,610,905)(f)		116,803,319
Liabilities in Excess of Cash and Other Assets – (29.2)%		(26,396,184)

NET ASSETS – 100.0%		$90,407,135

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $25,641,672 and the total market value of the collateral held by the Fund was $26,504,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	45

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.8%
Aerospace & Defense – 4.1%
BE Aerospace, Inc.*	839	$25,430
Esterline Technologies Corp.*(a)	308	17,627
General Dynamics Corp.	4,745	298,034
Goodrich Corp.(a)	1,217	89,729
Hexcel Corp.*(a)	653	11,617
L-3 Communications Holdings, Inc.(a)	1,436	103,780
Moog, Inc. Class A*	377	13,387
Raytheon Co.	5,086	232,481
Spirit Aerosystems Holdings, Inc. Class A*(a)	1,948	38,824
Teledyne Technologies, Inc.*	392	15,609
Triumph Group, Inc.(a)	188	14,023

Total Aerospace & Defense		860,541
Air Freight & Logistics – 0.7%
Atlas Air Worldwide Holdings, Inc.*(a)	182	9,155
FedEx Corp.(a)	1,673	143,041

Total Air Freight & Logistics		152,196
Auto Components – 0.9%
Autoliv, Inc.*(a)	381	24,891
Johnson Controls, Inc.	4,485	136,792
TRW Automotive Holdings Corp.*	587	24,396

Total Auto Components		186,079
Automobiles – 0.3%
Harley-Davidson, Inc.(a)	1,811	51,505
Thor Industries, Inc.(a)	307	10,254

Total Automobiles		61,759
Beverages – 0.4%
Dr. Pepper Snapple Group, Inc.	2,063	73,278
Building Products – 0.3%
A.O. Smith Corp.	222	12,852
Armstrong World Industries, Inc.*(a)	497	20,630
Masco Corp.(a)	2,039	22,449

Total Building Products		55,931
Capital Markets – 7.4%
Ameriprise Financial, Inc.	2,611	123,579
Goldman Sachs Group, Inc. (The)	9,940	1,437,125

Total Capital Markets		1,560,704
Chemicals – 2.1%
Ashland, Inc.	834	40,674
Cabot Corp.	300	9,771
Cytec Industries, Inc.	272	15,335
Dow Chemical Co. (The)(a)	3,046	83,643
Eastman Chemical Co.	737	54,538
H.B. Fuller Co.	487	9,677
Lubrizol Corp.	833	88,273
NewMarket Corp.(a)	209	23,759
PPG Industries, Inc.	1,167	84,958
Rockwood Holdings, Inc.*(a)	343	10,794
RPM International, Inc.	1,237	24,641

Total Chemicals		446,063

Investments	Shares	Value

Commercial Banks – 5.6%
International Bancshares Corp.	773	$13,056
PNC Financial Services Group, Inc.	3,021	156,820
Wells Fargo & Co.	40,305	1,012,865

Total Commercial Banks		1,182,741
Commercial Services & Supplies – 1.0%
ABM Industries, Inc.(a)	540	11,659
Avery Dennison Corp.	1,063	39,458
Geo Group, Inc. (The)*	557	13,006
HNI Corp.	207	5,953
R.R. Donnelley & Sons Co.(a)	2,520	42,739
Republic Services, Inc.	3,002	91,531
United Stationers, Inc.*(a)	235	12,575

Total Commercial Services & Supplies		216,921
Communications Equipment – 0.2%
Arris Group, Inc.*(a)	1,013	9,897
CommScope, Inc.*	665	15,787
Plantronics, Inc.(a)	308	10,404

Total Communications Equipment		36,088
Computers & Peripherals – 0.9%
Diebold, Inc.(a)	497	15,452
Lexmark International, Inc. Class A*(a)	1,190	53,098
NCR Corp.*	1,503	20,486
Western Digital Corp.*(a)	3,475	98,655

Total Computers & Peripherals		187,691
Construction & Engineering – 1.0%
EMCOR Group, Inc.*(a)	1,019	25,057
Fluor Corp.(a)	2,133	105,648
KBR, Inc.	1,842	45,387
Tutor Perini Corp.*	857	17,217
URS Corp.*	656	24,915

Total Construction & Engineering		218,224
Consumer Finance – 1.0%
American Express Co.	2,742	115,246
Capital One Financial Corp.(a)	1,768	69,925
Cash America International, Inc.	343	12,005
General Motors Financial Co., Inc.*	750	18,345

Total Consumer Finance		215,521
Containers & Packaging – 1.1%
Greif, Inc. Class A	555	32,656
Owens-Illinois, Inc.*(a)	2,341	65,688
Pactiv Corp.*	1,733	57,154
Rock-Tenn Co. Class A	787	39,201
Sealed Air Corp.	1,766	39,700

Total Containers & Packaging		234,399
Diversified Consumer Services – 0.1%
Regis Corp.	524	10,024
Service Corp. International	1,814	15,637

Total Diversified Consumer Services		25,661

See Notes to Financial Statements.

46	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2010

Investments	Shares	Value

Diversified Financial Services – 6.0%
JPMorgan Chase & Co.	30,649	$1,166,807
NYSE Euronext	3,384	96,681

Total Diversified Financial Services		1,263,488
Electric Utilities – 1.9%
Edison International	7,849	269,927
Hawaiian Electric Industries, Inc.	567	12,780
NV Energy, Inc.	2,142	28,167
Pepco Holdings, Inc.	1,866	34,708
Pinnacle West Capital Corp.	1,307	53,940

Total Electric Utilities		399,522
Electrical Equipment – 0.6%
Acuity Brands, Inc.(a)	299	13,228
Belden, Inc.(a)	363	9,576
Brady Corp. Class A	379	11,055
EnerSys*	404	10,088
General Cable Corp.(a)	548	14,862
Hubbell, Inc. Class B	545	27,659
Regal-Beloit Corp.	248	14,555
Thomas & Betts Corp.*	437	17,926
Woodward Governor Co.	516	16,728

Total Electrical Equipment		135,677
Electronic Equipment, Instruments & Components – 0.9%
Anixter International, Inc.*(a)	343	18,519
Arrow Electronics, Inc.*	1,181	31,568
Avnet, Inc.*(a)	1,446	39,056
Benchmark Electronics, Inc.*	739	12,120
Ingram Micro, Inc. Class A*(a)	1,927	32,489
Jabil Circuit, Inc.	992	14,295
Plexus Corp.*	200	5,870
SYNNEX Corp.*	458	12,888
Tech Data Corp.*	581	23,414

Total Electronic Equipment, Instruments & Components		190,219
Energy Equipment & Services – 2.0%
Bristow Group, Inc.*	398	14,360
Exterran Holdings, Inc.*	546	12,399
National Oilwell Varco, Inc.	6,096	271,089
Oil States International, Inc.*	476	22,158
Rowan Cos., Inc.*(a)	1,788	54,284
SEACOR Holdings, Inc.*	275	23,419
Superior Energy Services, Inc.*(a)	960	25,622

Total Energy Equipment & Services		423,331
Food & Staples Retailing – 3.3%
CVS Caremark Corp.	14,966	470,980
Ruddick Corp.(a)	428	14,843
Safeway, Inc.(a)	5,002	105,842
SUPERVALU, Inc.(a)	5,468	63,046
United Natural Foods, Inc.*	317	10,506
Whole Foods Market, Inc.*(a)	556	20,633

Total Food & Staples Retailing		685,850

Investments	Shares	Value

Food Products – 2.0%
ConAgra Foods, Inc.(a)	4,954	$108,691
Corn Products International, Inc.(a)	741	27,787
Del Monte Foods Co.	2,694	35,318
J.M. Smucker Co. (The)	1,326	80,263
Sara Lee Corp.	10,606	142,439
Tyson Foods, Inc. Class A	2,214	35,468

Total Food Products		429,966
Gas Utilities – 0.4%
Atmos Energy Corp.	1,049	30,683
Oneok, Inc.(a)	965	43,464
Southwest Gas Corp.	406	13,637

Total Gas Utilities		87,784
Health Care Equipment & Supplies – 0.4%
Hill-Rom Holdings, Inc.(a)	413	14,823
Kinetic Concepts, Inc.*	713	26,081
Sirona Dental Systems, Inc.*(a)	314	11,317
Teleflex, Inc.	368	20,895

Total Health Care Equipment & Supplies		73,116
Health Care Providers & Services – 10.0%
Aetna, Inc.	6,132	193,832
Amedisys, Inc.*	319	7,592
AMERIGROUP Corp.*	586	24,887
AmerisourceBergen Corp.(a)	2,917	89,435
Catalyst Health Solutions, Inc.*	209	7,359
Centene Corp.*	520	12,267
CIGNA Corp.	5,710	204,304
Community Health Systems, Inc.*	912	28,245
Coventry Health Care, Inc.*	1,778	38,280
Emergency Medical Services Corp. Class A*	301	16,028
Health Net, Inc.*	2,298	62,483
Healthspring, Inc.*(a)	1,121	28,967
Humana, Inc.*	3,557	178,704
LifePoint Hospitals, Inc.*(a)	545	19,108
McKesson Corp.	2,815	173,911
Omnicare, Inc.(a)	1,663	39,712
Owens & Minor, Inc.(a)	545	15,511
Psychiatric Solutions, Inc.*	573	19,224
Tenet Healthcare Corp.*	4,215	19,895
UnitedHealth Group, Inc.	18,992	666,809
Universal American Corp.*	1,354	19,971
Universal Health Services, Inc. Class B	1,074	41,736
Wellcare Health Plans, Inc.*	205	5,937
WellPoint, Inc.*	3,539	200,449

Total Health Care Providers & Services		2,114,646
Hotels, Restaurants & Leisure – 0.8%
Cheesecake Factory (The)*	395	10,456
Life Time Fitness, Inc.*(a)	308	12,157
MGM Resorts International*(a)	2,629	29,655
PF Chang’s China Bistro, Inc.	137	6,329
Starwood Hotels & Resorts Worldwide, Inc.	1,193	62,692
Wyndham Worldwide Corp.(a)	1,962	53,896

Total Hotels, Restaurants & Leisure		175,185

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2010

Investments	Shares	Value

Household Durables – 1.2%
Fortune Brands, Inc.(a)	1,309	$64,442
Jarden Corp.(a)	1,046	32,562
Newell Rubbermaid, Inc.	3,511	62,531
Tupperware Brands Corp.(a)	570	26,083
Whirlpool Corp.	821	66,468

Total Household Durables		252,086
Independent Power Producers & Energy Traders – 1.7%
AES Corp. (The)*(a)	8,310	94,318
Calpine Corp.*(a)	2,668	33,217
Mirant Corp.*	9,775	97,359
NRG Energy, Inc.*	5,959	124,066

Total Independent Power Producers & Energy Traders		348,960
Industrial Conglomerates – 6.8%
Carlisle Cos., Inc.	612	18,329
General Electric Co.	85,085	1,382,631
Seaboard Corp.	6	10,626
Textron, Inc.(a)	892	18,340

Total Industrial Conglomerates		1,429,926
Insurance – 6.9%
American Family Life Assurance Co., Inc.	3,959	204,720
American Financial Group, Inc.	2,292	70,089
Assurant, Inc.(a)	1,950	79,365
Delphi Financial Group, Inc. Class A(a)	521	13,020
First American Financial Corp.*	964	14,402
Hanover Insurance Group, Inc. (The)(a)	514	24,158
Lincoln National Corp.(a)	1,914	45,783
Loews Corp.	1,927	73,033
Principal Financial Group, Inc.(a)	2,984	77,345
Reinsurance Group of America, Inc.	977	47,179
StanCorp Financial Group, Inc.(a)	667	25,346
Torchmark Corp.(a)	1,085	57,657
Transatlantic Holdings, Inc.(a)	1,326	67,387
Travelers Cos., Inc. (The)	10,296	536,422
Unum Group(a)	4,857	107,583

Total Insurance		1,443,489
Internet & Catalog Retail – 0.4%
Expedia, Inc.(a)	2,394	67,535
HSN, Inc.*(a)	317	9,478

Total Internet & Catalog Retail		77,013
IT Services – 1.0%
Acxiom Corp.*	377	5,979
CACI International, Inc. Class A*	299	13,533
Computer Sciences Corp.	2,424	111,504
Convergys Corp.*	2,499	26,115
CoreLogic, Inc.*	964	18,470
Sapient Corp.(a)	1,400	16,758
SRA International, Inc. Class A*	488	9,623
TeleTech Holdings, Inc.*	667	9,898

Total IT Services		211,880

Investments	Shares	Value

Leisure Equipment & Products – 0.4%
Mattel, Inc.(a)	3,841	$90,110
Life Sciences Tools & Services – 0.0%
Parexel International Corp.*(a)	317	7,332
Machinery – 2.8%
Actuant Corp. Class A*(a)	459	10,539
AGCO Corp.*	551	21,495
Barnes Group, Inc.	327	5,752
Bucyrus International, Inc.(a)	644	44,661
Crane Co.	446	16,921
Cummins, Inc.(a)	1,190	107,790
Eaton Corp.	750	61,868
Flowserve Corp.	642	70,248
Gardner Denver, Inc.	497	26,679
Manitowoc Co., Inc. (The)(a)	1,075	13,018
Oshkosh Corp.*	784	21,560
Parker Hannifin Corp.	834	58,430
Snap-On, Inc.	497	23,115
SPX Corp.(a)	666	42,145
Timken Co.	586	22,479
Trinity Industries, Inc.	1,252	27,882
WABCO Holdings, Inc.*	209	8,765
Watts Water Technologies, Inc. Class A(a)	284	9,670

Total Machinery		593,017
Media – 7.6%
CBS Corp. Class B(a)	4,714	74,764
Cinemark Holdings, Inc.(a)	965	15,537
Clear Channel Outdoor Holdings, Inc. Class A*	545	6,229
Gannett Co., Inc.(a)	3,934	48,113
Interpublic Group of Cos., Inc. (The)*(a)	1,981	19,869
Meredith Corp.(a)	821	27,348
New York Times Co. (The) Class A*	869	6,726
News Corp. Class A(a)	32,422	423,431
Scholastic Corp.	614	17,082
Time Warner Cable, Inc. Class A	3,434	185,402
Valassis Communications, Inc.*	314	10,641
Viacom, Inc. Class B*	7,392	267,516
Walt Disney Co. (The)	15,351	508,272

Total Media		1,610,930
Metals & Mining – 0.2%
Cliffs Natural Resources, Inc.	394	25,184
Reliance Steel & Aluminum Co.	503	20,890
Worthington Industries, Inc.	367	5,516

Total Metals & Mining		51,590
Multiline Retail – 2.6%
99 Cents Only Stores*(a)	455	8,590
Big Lots, Inc.*(a)	903	30,025
J.C. Penney Co., Inc.(a)	1,242	33,757
Macy’s, Inc.	4,579	105,729
Sears Holdings Corp.*(a)	297	21,426
Target Corp.	6,631	354,361

Total Multiline Retail		553,888

See Notes to Financial Statements.

48	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2010

Investments	Shares	Value

Multi-Utilities – 2.3%
Alliant Energy Corp.	1,401	$50,927
Ameren Corp.(a)	3,568	101,331
Avista Corp.(a)	600	12,528
Black Hills Corp.	243	7,582
CMS Energy Corp.	1,715	30,904
DTE Energy Co.	1,756	80,653
Integrys Energy Group, Inc.(a)	785	40,867
MDU Resources Group, Inc.	3,379	67,411
NiSource, Inc.	2,570	44,718
OGE Energy Corp.	953	37,996

Total Multi-Utilities		474,917
Office Electronics – 0.4%
Xerox Corp.(a)	7,866	81,413
Oil, Gas & Consumable Fuels – 6.0%
Alpha Natural Resources, Inc.*(a)	358	14,732
Atlas Energy, Inc.*	377	10,797
Berry Petroleum Co. Class A(a)	342	10,852
ConocoPhillips	13,013	747,337
Marathon Oil Corp.	5,748	190,259
Massey Energy Co.	335	10,392
Murphy Oil Corp.	1,958	121,239
Overseas Shipholding Group, Inc.(a)	335	11,497
Patriot Coal Corp.*(a)	937	10,691
Sunoco, Inc.(a)	1,613	58,874
Williams Cos., Inc. (The)	3,362	64,248
World Fuel Services Corp.	574	14,930

Total Oil, Gas & Consumable Fuels		1,265,848
Paper & Forest Products – 0.1%
International Paper Co.	509	11,071
Personal Products – 0.2%
NBTY, Inc.*	651	35,792
Nu Skin Enterprises, Inc. Class A	461	13,277

Total Personal Products		49,069
Pharmaceuticals – 0.2%
King Pharmaceuticals, Inc.*	2,610	25,995
Viropharma, Inc.*	570	8,499

Total Pharmaceuticals		34,494
Professional Services – 0.1%
Manpower, Inc.(a)	271	14,146
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc. Class A*(a)	986	18,024
Jones Lang LaSalle, Inc.	80	6,902

Total Real Estate Management & Development		24,926
Road & Rail – 0.1%
Avis Budget Group, Inc.*(a)	228	2,656
Ryder System, Inc.(a)	427	18,263

Total Road & Rail		20,919

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 0.1%
Amkor Technology, Inc.*(a)	2,829	$18,587
TriQuint Semiconductor, Inc.*(a)	355	3,408

Total Semiconductors & Semiconductor Equipment		21,995
Specialty Retail – 1.9%
AnnTaylor Stores Corp.*	213	4,311
AutoNation, Inc.*(a)	1,825	42,431
Barnes & Noble, Inc.(a)	986	15,983
Cabela’s, Inc.*(a)	951	18,050
CarMax, Inc.*(a)	1,373	38,252
Chico’s FAS, Inc.(a)	794	8,353
Childrens Place Retail Stores, Inc. (The)*	269	13,119
Collective Brands, Inc.*	570	9,200
Dick’s Sporting Goods, Inc.*	737	20,665
Dress Barn, Inc. (The)*	558	13,252
DSW, Inc. Class A*(a)	287	8,237
Gymboree Corp.*	279	11,590
J Crew Group, Inc.*(a)	367	12,338
Jo-Ann Stores, Inc.*(a)	215	9,578
Ltd. Brands, Inc.	2,445	65,477
Men’s Wearhouse, Inc. (The)(a)	250	5,947
OfficeMax, Inc.*(a)	264	3,456
Penske Automotive Group, Inc.*	665	8,778
RadioShack Corp.	1,360	29,009
Rent-A-Center, Inc.*	997	22,313
Tractor Supply Co.	512	20,306
Ulta Salon Cosmetics & Fragrance, Inc.*	248	7,242
Williams-Sonoma, Inc.(a)	438	13,885

Total Specialty Retail		401,772
Textiles, Apparel & Luxury Goods – 0.7%
Deckers Outdoor Corp.*	373	18,635
Fossil, Inc.*	544	29,262
Hanesbrands, Inc.*(a)	560	14,482
Jones Apparel Group, Inc.	724	14,219
Phillips-Van Heusen Corp.(a)	427	25,688
Skechers U.S.A., Inc. Class A*	213	5,003
Timberland Co. (The) Class A*	389	7,706
Warnaco Group, Inc. (The)*	330	16,873
Wolverine World Wide, Inc.(a)	451	13,084

Total Textiles, Apparel & Luxury Goods		144,952
Tobacco – 0.1%
Universal Corp.(a)	377	15,114
Trading Companies & Distributors – 0.1%
Applied Industrial Technologies, Inc.	357	10,924
WESCO International, Inc.*	485	19,056

Total Trading Companies & Distributors		29,980
Wireless Telecommunication Services – 0.4%
NII Holdings, Inc.*	1,301	53,471
Telephone & Data Systems, Inc.(a)	953	31,259

Total Wireless Telecommunication Services		84,730
TOTAL COMMON STOCKS (Cost: $22,188,446)		21,038,148

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	49

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2010

Investments	Shares	Value

EXCHANGE-TRADED FUNDS – 0.0%
WisdomTree LargeCap Dividend Fund(b)	55	$2,347
WisdomTree MidCap Dividend Fund(b)	22	1,030

TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,167)		3,377
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $18,654)	18,654	18,654
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 27.8%
MONEY MARKET FUND – 27.8%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d)
(Cost: $5,872,000)(e)	5,872,000	5,872,000
TOTAL INVESTMENTS IN SECURITIES – 127.7% (Cost: $28,082,267)(f)		26,932,179
Liabilities in Excess of Other Assets – (27.7)%		(5,850,081)

NET ASSETS – 100.0%		$21,082,098

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $5,684,342 and the total market value of the collateral held by the Fund was $5,872,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

50	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 98.9%
Aerospace & Defense – 4.4%
BE Aerospace, Inc.*	720	$21,823
Esterline Technologies Corp.*(a)	271	15,509
General Dynamics Corp.	4,220	265,058
Lockheed Martin Corp.	4,956	353,264
Raytheon Co.	4,525	206,838
Spirit Aerosystems Holdings, Inc. Class A*(a)	1,770	35,276

Total Aerospace & Defense		897,768
Air Freight & Logistics – 0.0%
Atlas Air Worldwide Holdings, Inc.*(a)	165	8,300
Airlines – 0.0%
Allegiant Travel Co.	171	7,237
Auto Components – 0.1%
TRW Automotive Holdings Corp.*	525	21,819
Beverages – 0.2%
Hansen Natural Corp.*	669	31,189
Biotechnology – 2.2%
Alexion Pharmaceuticals, Inc.*	718	46,210
Celgene Corp.*	1,741	100,299
Cubist Pharmaceuticals, Inc.*	535	12,514
Gilead Sciences, Inc.*	7,873	280,358
Onyx Pharmaceuticals, Inc.*	88	2,321
United Therapeutics Corp.*	92	5,153

Total Biotechnology		446,855
Building Products – 0.1%
Armstrong World Industries, Inc.*(a)	443	18,389
Capital Markets – 7.6%
Ameriprise Financial, Inc.	2,342	110,847
BlackRock, Inc.	691	117,643
Goldman Sachs Group, Inc. (The)	8,875	1,283,147
Greenhill & Co., Inc.(a)	74	5,870
Knight Capital Group, Inc. Class A*(a)	1,447	17,928

Total Capital Markets		1,535,435
Chemicals – 1.1%
Ashland, Inc.	767	37,407
Celanese Corp. Series A	2,403	77,136
Lubrizol Corp.	751	79,584
NewMarket Corp.(a)	206	23,418
Rockwood Holdings, Inc.*(a)	303	9,535

Total Chemicals		227,080
Commercial Banks – 5.3%
International Bancshares Corp.	691	11,671
PNC Financial Services Group, Inc.	2,695	139,897
Prosperity Bancshares, Inc.	334	10,845
Wells Fargo & Co.	35,949	903,399
Westamerica Bancorp.(a)	157	8,555

Total Commercial Banks		1,074,367

Investments	Shares	Value

Commercial Services & Supplies – 0.7%
Brink’s Co. (The)	943	$21,689
Corrections Corp. of America*	1,002	24,729
Republic Services, Inc.	2,635	80,341
Waste Connections, Inc.*	454	18,006

Total Commercial Services & Supplies		144,765
Communications Equipment – 0.3%
Acme Packet, Inc.*	92	3,490
Blue Coat Systems, Inc.*	96	2,310
Brocade Communications Systems, Inc.*	1,527	8,918
F5 Networks, Inc.*(a)	238	24,706
InterDigital, Inc.*	565	16,730
Riverbed Technology, Inc.*	107	4,877

Total Communications Equipment		61,031
Computers & Peripherals – 7.9%
Apple, Inc.*	5,129	1,455,354
NetApp, Inc.*(a)	1,219	60,694
Western Digital Corp.*(a)	3,119	88,548

Total Computers & Peripherals		1,604,596
Consumer Finance – 0.3%
Cash America International, Inc.	303	10,605
Credit Acceptance Corp.*	480	29,069
General Motors Financial Co., Inc.*	463	11,325

Total Consumer Finance		50,999
Containers & Packaging – 0.6%
Owens-Illinois, Inc.*(a)	2,062	57,860
Pactiv Corp.*	1,592	52,504

Total Containers & Packaging		110,364
Diversified Consumer Services – 0.9%
Apollo Group, Inc. Class A*	1,655	84,984
Capella Education Co.*	64	4,968
Career Education Corp.*	596	12,796
Corinthian Colleges, Inc.*	859	6,030
DeVry, Inc.	406	19,979
Grand Canyon Education, Inc.*	164	3,597
ITT Educational Services, Inc.*(a)	356	25,016
Service Corp. International	1,610	13,878
Strayer Education, Inc.(a)	60	10,470

Total Diversified Consumer Services		181,718
Diversified Financial Services – 5.4%
IntercontinentalExchange, Inc.*(a)	397	41,574
JPMorgan Chase & Co.	27,343	1,040,947
MSCI, Inc. Class A*	284	9,432

Total Diversified Financial Services		1,091,953
Diversified Telecommunication Services – 0.2%
AboveNet, Inc.*	709	36,932
Electric Utilities – 0.1%
Unisource Energy Corp.	409	13,673
Electrical Equipment – 0.1%
Woodward Governor Co.	459	14,881

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2010

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 0.2%
Dolby Laboratories, Inc. Class A*(a)	538	$30,563
Jabil Circuit, Inc.	687	9,900

Total Electronic Equipment, Instruments & Components		40,463
Energy Equipment & Services – 0.4%
Atwood Oceanics, Inc.*(a)	887	27,009
FMC Technologies, Inc.*	709	48,417

Total Energy Equipment & Services		75,426
Food & Staples Retailing – 2.2%
CVS Caremark Corp.	13,369	420,723
Whole Foods Market, Inc.*(a)	493	18,295

Total Food & Staples Retailing		439,018
Food Products – 3.6%
ConAgra Foods, Inc.	4,444	97,501
Del Monte Foods Co.	2,522	33,063
General Mills, Inc.	6,987	255,305
Green Mountain Coffee Roasters, Inc.*	238	7,423
Hershey Co. (The)(a)	1,615	76,858
Kellogg Co.(a)	3,562	179,917
Lancaster Colony Corp.	260	12,350
Ralcorp Holdings, Inc.*	548	32,047
Tyson Foods, Inc. Class A	2,030	32,521

Total Food Products		726,985
Health Care Equipment & Supplies – 1.3%
Alere, Inc.*	157	4,856
American Medical Systems Holdings, Inc.*(a)	391	7,656
Edwards Lifesciences Corp.*	422	28,295
Hospira, Inc.*	1,305	74,398
Intuitive Surgical, Inc.*	92	26,104
Kinetic Concepts, Inc.*	637	23,301
Masimo Corp.*	277	7,565
NuVasive, Inc.*(a)	36	1,265
ResMed, Inc.*(a)	799	26,215
Sirona Dental Systems, Inc.*(a)	279	10,055
Thoratec Corp.*(a)	152	5,621
Varian Medical Systems, Inc.*	823	49,792

Total Health Care Equipment & Supplies		265,123
Health Care Providers & Services – 10.5%
Aetna, Inc.	5,501	173,887
Amedisys, Inc.*	279	6,640
AMERIGROUP Corp.*	537	22,806
AmerisourceBergen Corp.	2,578	79,041
Catalyst Health Solutions, Inc.*	188	6,619
Centene Corp.*	458	10,804
CIGNA Corp.	5,081	181,799
Community Health Systems, Inc.*	804	24,900
Coventry Health Care, Inc.*	1,683	36,235
Emergency Medical Services Corp. Class A*	267	14,218
Express Scripts, Inc.*	2,639	128,519

Investments	Shares	Value

Healthspring, Inc.*(a)	1,035	$26,744
HMS Holdings Corp.*	84	4,951
Humana, Inc.*	3,185	160,014
LifePoint Hospitals, Inc.*(a)	470	16,478
Lincare Holdings, Inc.(a)	560	14,050
McKesson Corp.	2,543	157,107
Medco Health Solutions, Inc.*	2,784	144,935
Mednax, Inc.*	381	20,307
PSS World Medical, Inc.*	395	8,445
Psychiatric Solutions, Inc.*	564	18,922
Tenet Healthcare Corp.*(a)	3,750	17,700
UnitedHealth Group, Inc.	16,925	594,238
Universal American Corp.*	1,327	19,573
Universal Health Services, Inc. Class B	1,005	39,054
Wellcare Health Plans, Inc.*	182	5,271
WellPoint, Inc.*	3,170	179,550

Total Health Care Providers & Services		2,112,807
Health Care Technology – 0.0%
athenahealth, Inc.*(a)	37	1,222
Quality Systems, Inc.(a)	98	6,498

Total Health Care Technology		7,720
Hotels, Restaurants & Leisure – 1.5%
Cheesecake Factory (The)*	355	9,397
Chipotle Mexican Grill, Inc.*	130	22,360
Cracker Barrel Old Country Store, Inc.	193	9,797
Life Time Fitness, Inc.*(a)	275	10,854
PF Chang’s China Bistro, Inc.	120	5,544
Starbucks Corp.	4,710	120,482
Starwood Hotels & Resorts Worldwide, Inc.	1,062	55,808
WMS Industries, Inc.*	284	10,812
Wyndham Worldwide Corp.	1,803	49,528
Wynn Resorts Ltd.	45	3,905

Total Hotels, Restaurants & Leisure		298,487
Household Durables – 0.5%
Tempur-Pedic International, Inc.*	351	10,881
Tupperware Brands Corp.	505	23,109
Whirlpool Corp.	721	58,372

Total Household Durables		92,362
Household Products – 1.4%
Colgate-Palmolive Co.	3,618	278,079
Independent Power Producers & Energy Traders – 1.2%
AES Corp. (The)*(a)	7,478	84,875
Calpine Corp.*	2,522	31,399
NRG Energy, Inc.*	5,316	110,679
Ormat Technologies, Inc.(a)	243	7,088

Total Independent Power Producers & Energy Traders		234,041
Insurance – 11.9%
Alleghany Corp.*	125	37,879
American Family Life Assurance Co., Inc.	3,526	182,329
American Financial Group, Inc.	2,030	62,077

See Notes to Financial Statements.

52	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2010

Investments	Shares	Value

Berkshire Hathaway, Inc. Class B*	13,406	$1,108,409
Delphi Financial Group, Inc. Class A(a)	464	11,595
Erie Indemnity Co. Class A	313	17,547
First American Financial Corp.*	859	12,833
Hanover Insurance Group, Inc. (The)(a)	455	21,385
Lincoln National Corp.(a)	1,693	40,497
Loews Corp.	1,705	64,620
Principal Financial Group, Inc.(a)	2,625	68,040
ProAssurance Corp.*(a)	514	29,601
Reinsurance Group of America, Inc.	896	43,268
StanCorp Financial Group, Inc.(a)	625	23,750
Torchmark Corp.(a)	964	51,227
Transatlantic Holdings, Inc.	1,171	59,510
Travelers Cos., Inc. (The)	9,187	478,643
Unum Group(a)	4,363	96,640

Total Insurance		2,409,850
Internet & Catalog Retail – 1.6%
Amazon.com, Inc.*	887	139,312
Expedia, Inc.(a)	2,123	59,890
HSN, Inc.*	283	8,462
NetFlix, Inc.*(a)	178	28,864
priceline.com, Inc.*	253	88,130

Total Internet & Catalog Retail		324,658
Internet Software & Services – 5.1%
eBay, Inc.*	6,794	165,774
Equinix, Inc.*	88	9,007
Google, Inc. Class A*	1,497	787,107
MercadoLibre, Inc.*(a)	83	5,991
Rackspace Hosting, Inc.*(a)	200	5,196
Sohu.com, Inc.*	399	22,990
VeriSign, Inc.*(a)	1,071	33,994

Total Internet Software & Services		1,030,059
IT Services – 3.1%
Alliance Data Systems Corp.*(a)	336	21,927
CACI International, Inc. Class A*(a)	264	11,949
Cognizant Technology Solutions Corp. Class A*	1,344	86,648
CoreLogic, Inc.*	859	16,458
DST Systems, Inc.	544	24,393
Lender Processing Services, Inc.	1,059	35,191
Mastercard, Inc. Class A	747	167,328
MAXIMUS, Inc.	140	8,621
Sapient Corp.(a)	1,247	14,927
Syntel, Inc.	371	16,510
Visa, Inc. Class A(a)	2,950	219,066

Total IT Services		623,018
Life Sciences Tools & Services – 0.6%
Bruker Corp.*	691	9,695
Covance, Inc.*	367	17,172
Life Technologies Corp.*	707	33,010
Parexel International Corp.*	279	6,453
Waters Corp.*	636	45,016

Total Life Sciences Tools & Services		111,346

Investments	Shares	Value

Machinery – 1.0%
Bucyrus International, Inc.(a)	602	$41,749
Flowserve Corp.	566	61,932
Joy Global, Inc.(a)	920	64,693
Manitowoc Co., Inc. (The)(a)	950	11,505
Oshkosh Corp.*	696	19,140

Total Machinery		199,019
Media – 1.2%
CBS Corp. Class B(a)	4,170	66,136
Cinemark Holdings, Inc.(a)	856	13,782
CTC Media, Inc.	1,046	22,949
Discovery Communications, Inc. Class A*	1,380	60,099
DreamWorks Animation SKG, Inc. Class A*(a)	481	15,349
Gannett Co., Inc.(a)	3,478	42,536
Scholastic Corp.	566	15,746
Valassis Communications, Inc.*	279	9,455

Total Media		246,052
Metals & Mining – 1.3%
Compass Minerals International, Inc.	277	21,224
Newmont Mining Corp.	3,549	222,912
Royal Gold, Inc.	64	3,190
Walter Energy, Inc.	219	17,803

Total Metals & Mining		265,129
Multiline Retail – 0.7%
99 Cents Only Stores*(a)	405	7,646
Big Lots, Inc.*(a)	622	20,682
Dollar Tree, Inc.*(a)	1,067	52,027
Nordstrom, Inc.	1,366	50,815

Total Multiline Retail		131,170
Multi-Utilities – 0.0%
Black Hills Corp.	229	7,145
Oil, Gas & Consumable Fuels – 0.1%
Gran Tierra Energy, Inc.*	286	2,208
Massey Energy Co.(a)	345	10,702
Patriot Coal Corp.*(a)	836	9,539

Total Oil, Gas & Consumable Fuels		22,449
Paper & Forest Products – 0.0%
International Paper Co.	455	9,896
Personal Products – 1.1%
Avon Products, Inc.(a)	3,267	104,903
Estee Lauder Cos., Inc. (The) Class A	1,324	83,717
NBTY, Inc.*	548	30,129
Nu Skin Enterprises, Inc. Class A	411	11,837

Total Personal Products		230,586
Pharmaceuticals – 3.0%
Bristol-Myers Squibb Co.	18,427	499,556
Endo Pharmaceuticals Holdings, Inc.*	1,099	36,531
King Pharmaceuticals, Inc.*	2,114	21,055
Medicis Pharmaceutical Corp. Class A(a)	393	11,652

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2010

Investments	Shares	Value

Perrigo Co.(a)	482	$30,954
Viropharma, Inc.*	505	7,530

Total Pharmaceuticals		607,278
Professional Services – 0.1%
IHS, Inc. Class A*(a)	333	22,644
Real Estate Investment Trusts (REITs) – 0.5%
Alexander’s, Inc.	51	16,105
Boston Properties, Inc.(a)	445	36,988
CommonWealth REIT	38	973
Corporate Office Properties Trust SBI MD(a)	128	4,776
Digital Realty Trust, Inc.(a)	111	6,849
Equity Lifestyle Properties, Inc.	61	3,323
Healthcare Realty Trust, Inc.	160	3,742
Potlatch Corp.(a)	286	9,724
Senior Housing Properties Trust	644	15,134

Total Real Estate Investment Trusts (REITs)		97,614
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc. Class A*(a)	876	16,013
Road & Rail – 0.0%
Avis Budget Group, Inc.*	203	2,365
Semiconductors & Semiconductor Equipment – 0.7%
Amkor Technology, Inc.*(a)	2,800	18,395
Atheros Communications, Inc.*	181	4,769
Cree, Inc.*	117	6,352
First Solar, Inc.*(a)	672	99,019
Power Integrations, Inc.	69	2,194
Silicon Laboratories, Inc.*	184	6,744
TriQuint Semiconductor, Inc.*(a)	321	3,082

Total Semiconductors & Semiconductor Equipment		140,555
Software – 1.4%
Activision Blizzard, Inc.	6,351	68,718
Advent Software, Inc.*	60	3,131
ANSYS, Inc.*(a)	371	15,675
AsiaInfo-Linkage, Inc.*(a)	179	3,532
Blackbaud, Inc.(a)	158	3,798
Citrix Systems, Inc.*	638	43,537
Concur Technologies, Inc.*(a)	101	4,993
Informatica Corp.*(a)	309	11,869
McAfee, Inc.*	631	29,821
MicroStrategy, Inc. Class A*	93	8,055
Pegasystems, Inc.(a)	110	3,416
Red Hat, Inc.*	404	16,564
Rovi Corp.*(a)	148	7,461
Salesforce.com, Inc.*(a)	128	14,310
TIBCO Software, Inc.*	837	14,848
VMware, Inc. Class A*(a)	487	41,366

Total Software		291,094
Specialty Retail – 3.4%
Aeropostale, Inc.*	984	22,878
Barnes & Noble, Inc.(a)	872	14,135

Investments	Shares	Value
Bed Bath & Beyond, Inc.*(a)	1,495	$64,898
Cabela’s, Inc.*(a)	848	16,095
CarMax, Inc.*(a)	1,269	35,354
Chico’s FAS, Inc.(a)	705	7,417
Childrens Place Retail Stores, Inc. (The)*	242	11,802
Dress Barn, Inc. (The)*	495	11,756
DSW, Inc. Class A*(a)	259	7,433
Guess ?, Inc.(a)	716	29,091
Gymboree Corp.*	243	10,094
J Crew Group, Inc.*(a)	324	10,893
Jo-Ann Stores, Inc.*(a)	192	8,554
Ltd. Brands, Inc.	2,163	57,925
OfficeMax, Inc.*(a)	235	3,076
O’Reilly Automotive, Inc.*(a)	962	51,178
PetSmart, Inc.	831	29,085
RadioShack Corp.	1,208	25,767
Ross Stores, Inc.	1,044	57,023
TJX Cos., Inc.(a)	3,539	157,947
Tractor Supply Co.	448	17,768
Ulta Salon Cosmetics & Fragrance, Inc.*	219	6,395
Urban Outfitters, Inc.*(a)	728	22,888
Williams-Sonoma, Inc.(a)	391	12,395

Total Specialty Retail		691,847
Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc.*	526	13,850
Coach, Inc.	2,134	91,676
Deckers Outdoor Corp.*	374	18,685
Fossil, Inc.*	475	25,550
Hanesbrands, Inc.*(a)	499	12,904
Jones Apparel Group, Inc.	639	12,550
Lululemon Athletica, Inc.*(a)	236	10,554
Phillips-Van Heusen Corp.(a)	411	24,726
Skechers U.S.A., Inc. Class A*	183	4,299
Under Armour, Inc. Class A*(a)	176	7,927

Total Textiles, Apparel & Luxury Goods		222,721
Thrifts & Mortgage Finance – 0.0%
Northwest Bancshares, Inc.	465	5,203
Tobacco – 0.1%
Universal Corp.	332	13,310
Wireless Telecommunication Services – 0.5%
American Tower Corp. Class A*	836	42,853
NII Holdings, Inc.*	1,194	49,074

Total Wireless Telecommunication Services		91,927
TOTAL COMMON STOCKS (Cost: $19,862,299)		19,962,810
EXCHANGE-TRADED FUND – 1.1%
WisdomTree Earnings 500 Fund(b) (Cost: $216,603)	5,516	219,537

See Notes to Financial Statements.

54	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2010

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.5%
MONEY MARKET FUND – 14.5%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(c) (Cost: $2,935,000)(d)	2,935,000	$2,935,000
TOTAL INVESTMENTS IN SECURITIES – 114.5% (Cost: $23,013,902)(e)		23,117,347
Liabilities in Excess of Cash and Other Assets – (14.5)%		(2,922,763)

NET ASSETS – 100.0%		$20,194,584

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Interest rate shown reflects yield as of September 30, 2010.

(d)	At September 30, 2010, the total market value of the Fund’s securities on loan was $2,846,836 and the total market value of the collateral held by the Fund was $2,935,000.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	55

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.9%
Aerospace & Defense – 0.3%
Bharat Electronics Ltd.	114,148	$4,419,218
Auto Components – 0.5%
Amtek Auto Ltd.	653,829	2,403,751
Exide Industries Ltd.	902,715	3,287,622
Motherson Sumi Systems Ltd.	491,600	1,988,390

Total Auto Components		7,679,763
Automobiles – 2.7%
Bajaj Auto Ltd.	185,387	6,064,323
Hero Honda Motors Ltd.	208,407	8,617,341
Mahindra & Mahindra Ltd.	1,341,662	20,646,696
Maruti Suzuki India Ltd.	114,168	3,660,947

Total Automobiles		38,989,307
Beverages – 0.5%
United Spirits Ltd.	191,099	6,691,123
Building Products – 0.5%
Sintex Industries Ltd.	799,148	6,834,596
Chemicals – 1.0%
Asian Paints Ltd.	69,462	4,116,862
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	78
Sterling Biotech Ltd.	410,459	1,051,838
Tata Chemicals Ltd.	543,167	4,830,300
United Phosphorus Ltd.	1,181,875	4,718,557

Total Chemicals		14,717,635
Commercial Banks – 15.4%
Allahabad Bank	1,083,606	5,599,495
Andhra Bank	946,790	3,364,913
Axis Bank Ltd.	619,557	21,186,409
Bank of India	942,252	10,850,524
Canara Bank	986,562	12,801,045
Central Bank of India	798,924	3,459,900
Corp. Bank	327,162	5,045,219
Federal Bank Ltd.	575,383	5,020,756
HDFC Bank Ltd.	500,437	27,723,664
ICICI Bank Ltd.	1,592,496	39,442,938
IDBI Bank Ltd.	1,097,573	3,722,491
Indian Bank	1,005,352	6,235,487
Indian Overseas Bank	1,976,377	5,803,559
Karnataka Bank Ltd.	596,719	2,424,856
Oriental Bank of Commerce	605,929	6,213,688
State Bank of India	692,359	49,928,891
Syndicate Bank	1,510,700	3,852,815
Uco Bank	1,849,342	4,650,621
Yes Bank Ltd.	586,661	4,571,478

Total Commercial Banks		221,898,749
Construction & Engineering – 2.2%
Era Infra Engineering Ltd.	456,720	2,364,150
IRB Infrastructure Developers Ltd.	370,044	2,144,007
Larsen & Toubro Ltd.	478,634	21,869,531

Investments	Shares	Value

Nagarjuna Construction Co.	717,722	$2,506,077
Voltas Ltd.	599,162	3,218,821

Total Construction & Engineering		32,102,586
Construction Materials – 2.2%
ACC Ltd.	277,393	6,110,548
Ambuja Cements Ltd.	4,466,889	13,976,734
India Cements Ltd.	1,134,911	2,927,255
Shree Cement Ltd.	67,139	3,167,494
Ultratech Cement Ltd.	255,120	6,032,948

Total Construction Materials		32,214,979
Diversified Consumer Services – 0.3%
Educomp Solutions Ltd.	267,655	3,623,632
Diversified Financial Services – 2.3%
IFCI Ltd.	4,692,090	6,374,810
Infrastructure Development Finance Co., Ltd.	2,732,926	12,331,162
Kotak Mahindra Bank Ltd.	537,221	5,694,411
Power Finance Corp., Ltd.	708,907	5,419,151
Reliance Capital Ltd.	193,478	3,360,192

Total Diversified Financial Services		33,179,726
Electric Utilities – 2.0%
KSK Energy Ventures Ltd.*	458,409	1,774,059
Power Grid Corp. of India Ltd.	1,781,845	4,223,133
Reliance Infrastructure Ltd.	358,568	8,531,102
Tata Power Co., Ltd.	409,259	12,342,890
Torrent Power Ltd.	324,574	2,341,036

Total Electric Utilities		29,212,220
Electrical Equipment – 1.7%
ABB Ltd.	123,336	2,530,399
Bharat Heavy Electricals Ltd.	295,857	16,318,717
Crompton Greaves Ltd.	726,836	5,058,009

Total Electrical Equipment		23,907,125
Energy Equipment & Services – 0.2%
Aban Offshore Ltd.	175,667	3,229,716
Food Products – 0.7%
Balrampur Chini Mills Ltd.	1,187,318	2,449,413
Nestle India Ltd.	46,699	3,514,922
Tata Global Beverages Ltd.	1,781,242	4,764,778

Total Food Products		10,729,113
Gas Utilities – 1.2%
GAIL India Ltd.	1,483,820	15,769,405
Gujarat State Petronet Ltd.	863,847	2,110,836

Total Gas Utilities		17,880,241
Health Care Equipment & Supplies – 0.3%
Opto Circuits India Ltd.	572,655	3,782,441
Household Durables – 0.5%
Videocon Industries Ltd.	1,239,341	7,489,553
Household Products – 1.5%
Hindustan Unilever Ltd.	3,072,735	21,133,387

See Notes to Financial Statements.

56	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI)

September 30, 2010

Investments	Shares	Value

Independent Power Producers & Energy Traders – 2.0%
GVK Power & Infrastructure Ltd.*	2,072,337	$2,144,513
Indiabulls Power Ltd.*	1,798,589	1,156,765
JSW Energy Ltd.	1,491,412	3,931,407
NHPC Ltd.	6,869,488	4,846,173
NTPC Ltd.	2,897,519	13,989,467
Reliance Power Ltd.*	668,909	2,393,692

Total Independent Power Producers & Energy Traders		28,462,017
Industrial Conglomerates – 0.5%
Jaiprakash Associates Ltd.	885,032	2,379,256
Siemens India Ltd.	260,887	4,780,848

Total Industrial Conglomerates		7,160,104
IT Services – 11.1%
HCL Infosystems Ltd.	802,515	2,193,142
HCL Technologies Ltd.	824,236	7,717,754
Infosys Technologies Ltd.	1,347,647	91,487,641
Mphasis Ltd.	142,706	1,974,415
Patni Computer Systems Ltd.	338,265	3,122,186
Rolta India Ltd.	638,499	2,301,921
Tata Consultancy Services Ltd.	1,571,524	32,418,475
Wipro Ltd.	1,787,343	17,877,408

Total IT Services		159,092,942
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	177,987	2,732,488
Machinery – 1.9%
Ashok Leyland Ltd.	2,585,154	4,147,983
Cummins India Ltd.	303,106	4,963,289
Tata Motors Ltd.	608,967	14,881,644
Thermax Ltd.	169,047	3,011,696

Total Machinery		27,004,612
Marine – 0.5%
Mercator Lines Ltd.	2,186,040	2,734,070
Shipping Corp. of India Ltd.	1,108,733	3,994,745

Total Marine		6,728,815
Media – 0.6%
Sun TV Network Ltd.	258,269	2,983,011
Zee Entertainment Enterprises Ltd.	782,849	5,230,027

Total Media		8,213,038
Metals & Mining – 9.5%
Bhushan Steel Ltd.	495,060	4,577,666
Gujarat Mineral Development Corp., Ltd.	1,044,599	3,038,369
Hindalco Industries Ltd.	6,280,617	27,541,907
Hindustan Zinc Ltd.	142,310	3,416,738
Jindal Saw Ltd.	708,832	3,375,766
Jindal Steel & Power Ltd.	1,521,879	23,953,464
JSW Steel Ltd.	439,301	13,036,295
National Aluminium Co., Ltd.	223,283	1,982,391
NMDC Ltd.	629,270	3,663,448
Sesa Goa Ltd.	2,190,880	16,001,932

Investments	Shares	Value

Steel Authority of India Ltd.	3,768,179	$17,199,366
Sterlite Industries India Ltd.	2,966,719	11,019,148
Welspun Corp., Ltd.	1,173,959	7,035,655

Total Metals & Mining		135,842,145
Oil, Gas & Consumable Fuels – 22.3%
Bharat Petroleum Corp., Ltd.	477,875	7,971,319
Cairn India Ltd.*	881,618	6,572,650
Chennai Petroleum Corp., Ltd.	225,894	1,267,590
Essar Oil Ltd.*	944,664	2,707,749
Essar Shipping Ports & Logistics Ltd.*	475,242	1,188,237
Great Eastern Shipping Co., Ltd. (The)	893,791	6,246,691
Hindustan Petroleum Corp., Ltd.	617,423	6,968,423
Indian Oil Corp., Ltd.	2,540,455	23,564,296
Mangalore Refinery & Petrochemicals Ltd.	1,821,877	3,099,644
Oil & Natural Gas Corp., Ltd.	2,751,674	85,982,541
Petronet Lng Ltd.	1,820,103	4,291,530
Reliance Industries Ltd.	7,744,714	170,156,202

Total Oil, Gas & Consumable Fuels		320,016,872
Personal Products – 0.2%
Dabur India Ltd.	1,488,919	3,578,575
Pharmaceuticals – 2.6%
Aurobindo Pharma Ltd.	101,958	2,355,233
Cipla Ltd.	688,278	4,937,497
Dr Reddy’s Laboratories Ltd.	66,261	2,125,926
GlaxoSmithKline Pharmaceuticals Ltd.	60,042	2,952,928
Glenmark Pharmaceuticals Ltd.	486,746	3,246,959
Lupin Ltd.	380,268	3,284,344
Piramal Healthcare Ltd.	411,092	4,569,722
Sun Pharmaceutical Industries Ltd.	313,221	14,083,967

Total Pharmaceuticals		37,556,576
Real Estate Management & Development – 1.1%
DLF Ltd.	859,573	7,234,684
Housing Development & Infrastructure Ltd.*	796,280	4,590,549
Unitech Ltd.	2,322,028	4,562,926

Total Real Estate Management & Development		16,388,159
Road & Rail – 0.2%
Container Corp. of India	106,432	3,078,913
Software – 0.4%
Financial Technologies India Ltd.	83,278	2,134,815
Oracle Financial Sevices Software Ltd.*	59,697	2,969,838

Total Software		5,104,653
Textiles, Apparel & Luxury Goods – 0.4%
Alok Industries Ltd.	6,780,438	3,183,871
S Kumars Nationwide Ltd.*	1,342,294	2,292,669

Total Textiles, Apparel & Luxury Goods		5,476,540
Thrifts & Mortgage Finance – 3.5%
Housing Development Finance Corp.	2,475,701	40,395,771
Lic Housing Finance Ltd.	290,978	9,303,072

Total Thrifts & Mortgage Finance		49,698,843

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	57

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI)

September 30, 2010

Investments	Shares	Value

Tobacco – 1.5%
ITC Ltd.	5,386,979	$21,375,283
Trading Companies & Distributors – 0.4%
Adani Enterprises Ltd.	366,898	5,411,817
Wireless Telecommunication Services – 5.0%
Bharti Airtel Ltd.	4,169,081	33,985,410
Idea Cellular Ltd.*	5,265,559	8,630,431
Reliance Communications Ltd.	7,718,729	28,944,160

Total Wireless Telecommunication Services		71,560,001
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,123,297,024)(a)		1,434,197,503
Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		1,988,959

NET ASSETS – 100.0%		$1,436,186,462

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

58	WisdomTree Domestic and International Earnings Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic and International Earnings Funds

September 30, 2010

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$54,503,755	$81,013,664	$87,992,534	$112,068,794	$28,079,100	$22,797,299	$1,123,297,024

Investment in affiliate, at cost	334,994	214,550	331,678	542,111	3,167	216,603	—

Foreign currency, at cost	—	—	—	—	—	—	5,197,386
Investment in securities, at value (including securities on loan)[1]	53,194,876	75,568,155	89,213,662	116,255,543	26,928,802	22,897,810	1,434,197,503

Investment in affiliate, at value	359,025	229,735	344,307	547,776	3,377	219,537	—

Cash	—	—	—	5	—	73,549	—

Foreign currency, at value	—	—	—	—	—	—	5,309,685

Receivables:

Dividends and interest	65,634	90,435	101,033	112,570	36,844	9,111	1,682,051

Investment securities sold	—	—	—	122,576	7,021,299	—	401,787

Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—	1,633

Capital shares sold	—	—	—	—	—	—	1,688
Total Assets	53,619,535	75,888,325	89,659,002	117,038,470	33,990,322	23,200,007	1,441,594,347
LIABILITIES:

Due to custodian	—	—	—	—	20	—	4,101,407

Payables:

Collateral for securities on loan (Note 2)	6,627,000	12,083,000	18,270,000	26,504,000	5,872,000	2,935,000	—

Investment securities purchased	—	—	50,066	100,020	—	64,261	402,643

Capital shares redeemed	—	—	—	—	7,027,366	—	—

Advisory fees (Note 3)	10,476	14,305	21,706	27,000	8,737	6,091	694,943

Service fees (Note 2)	166	226	253	315	101	71	208,892
Total Liabilities	6,637,642	12,097,531	18,342,025	26,631,335	12,908,224	3,005,423	5,407,885
NET ASSETS	$46,981,893	$63,790,794	$71,316,977	$90,407,135	$21,082,098	$20,194,584	$1,436,186,462
NET ASSETS:

Paid-in capital	$53,783,742	$86,066,431	$76,423,598	$92,613,504	$30,339,574	$15,991,913	$1,198,612,940

Undistributed net investment income	36,818	49,776	54,843	59,541	24,228	8,906	485,576

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(5,553,819)	(16,895,089)	(6,395,221)	(6,458,324)	(8,131,616)	4,090,320	(73,943,579)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(1,284,848)	(5,430,324)	1,233,757	4,192,414	(1,150,088)	103,445	311,031,525
NET ASSETS	$46,981,893	$63,790,794	$71,316,977	$90,407,135	$21,082,098	$20,194,584	$1,436,186,462
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,150,000	1,600,000	1,500,000	2,000,000	600,000	600,000	54,600,000
Net asset value per share	$40.85	$39.87	$47.54	$45.20	$35.14	$33.66	$26.30
[1]	Market values of securities on loan were as follows: $6,467,874, $11,765,643, $17,795,354, $25,641,672, $5,684,342, $2,846,836 and $0, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	59

Statements of Operations (unaudited)

WisdomTree Domestic and International Earnings Funds

For the Six Months Ended September 30, 2010

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends[1]	$477,287	$752,000	$606,601	$577,857	$246,604	$89,948	$9,900,483

Dividends from affiliate	4,244	3,254	6,520	8,678	323	1,704	—

Interest	11	10	10	17	5	—	1

Securities lending income (Note 2)	3,405	3,681	25,292	84,374	2,050	1,052	—

Other	162	262	—	489	225	—	—
Total investment income	485,109	759,207	638,423	671,415	249,207	92,704	9,900,484
EXPENSES:

Advisory Fees (Note 3)	64,173	98,173	134,056	175,121	58,411	34,972	3,286,843

Service Fees (Note 2)	1,009	1,543	1,552	2,028	676	405	987,324

Custody/Accounting	—	—	—	—	—	—	448

Printing	—	—	—	—	—	—	69

IOPV Fees[2]	—	—	—	—	—	—	64

Professional Fees	—	—	—	—	—	—	21

Directors	—	—	—	—	—	—	4

Insurance	—	—	—	—	—	—	2

Other	—	—	—	—	—	—	55
Total expenses	65,182	99,716	135,608	177,149	59,087	35,377	4,274,830
Expense waiver/reimbursement (Note 2)	(353)	(358)	(725)	(771)	(42)	(316)	—
Net expenses	64,829	99,358	134,883	176,378	59,045	35,061	4,274,830
Net investment income	420,280	659,849	503,540	495,037	190,162	57,643	5,625,654
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:

Investment transactions	91,970	34,790	492,023	949,017	(326,040)	7,820	(6,775,564)

Investment transactions from affiliate	(5,134)	(20,579)	(10,656)	(23,625)	756	(868)	—

In-kind redemptions	—	328,187	2,917,557	1,308,496	4,722,463	4,123,732	—

In-kind redemptions from affiliate	—	(583)	5,048	(1,244)	17	538	—

Foreign currency related transactions	—	—	—	—	—	—	(472,507)
Net realized gain (loss)	86,836	341,815	3,403,972	2,232,644	4,397,196	4,131,222	(7,248,071)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(907,497)	(3,650,493)	(3,716,237)	(1,302,334)	(6,152,706)	(4,176,532)	157,301,320

Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—	135,607
Net change in unrealized appreciation (depreciation)	(907,497)	(3,650,493)	(3,716,237)	(1,302,334)	(6,152,706)	(4,176,532)	157,436,927
Net realized and unrealized gain (loss) on investments	(820,661)	(3,308,678)	(312,265)	930,310	(1,755,510)	(45,310)	150,188,856
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(400,381)	$(2,648,829)	$191,275	$1,425,347	$(1,565,348)	$12,333	$155,814,510
[1]	Net of foreign withholding tax of $0, $0, $0, $0, $0, $0 and $308,091, respectively.

[2]	IOPV Fees — Indicative Optimized Portfolio Value — is the real time estimation of net asset value of Fund.

See Notes to Financial Statements.

60	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets

WisdomTree Domestic and International Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$420,280	$556,841	$659,849	$1,076,462	$503,540	$457,277

Net realized gain (loss) on investments	86,836	1,846,674	341,815	(5,720,373)	3,403,972	2,186,999

Net change in unrealized appreciation (depreciation) on investments	(907,497)	8,422,771	(3,650,493)	26,170,480	(3,716,237)	12,621,976
Net increase (decrease) in net assets resulting from operations	(400,381)	10,826,286	(2,648,829)	21,526,569	191,275	15,266,252
DIVIDENDS:

Net investment income	(406,709)	(540,172)	(647,325)	(1,068,776)	(474,849)	(437,001)
Total dividends	(406,709)	(540,172)	(647,325)	(1,068,776)	(474,849)	(437,001)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	44,987,988	4,129,021	22,083,885	37,596,603	44,315,521

Cost of shares redeemed	—	(23,996,614)	(14,464,339)	(24,833,003)	(20,301,752)	(19,245,249)
Net increase (decrease) in net assets resulting from capital share transactions	—	20,991,374	(10,335,318)	(2,749,118)	17,294,851	25,070,272
Net Increase (Decrease) in Net Assets	(807,090)	31,277,488	(13,631,472)	17,708,675	17,011,277	39,899,523
NET ASSETS:

Beginning of period	$47,788,983	$16,511,495	$77,422,266	$59,713,591	$54,305,700	$14,406,177

End of period	$46,981,893	$47,788,983	$63,790,794	$77,422,266	$71,316,977	$54,305,700
Undistributed net investment income included in net assets at end of period	$36,818	$23,247	$49,776	$37,252	$54,843	$26,152
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,150,000	600,000	1,900,000	2,150,000	1,150,000	550,000

Shares created	—	1,150,000	100,000	550,000	800,000	1,050,000

Shares redeemed	—	(600,000)	(400,000)	(800,000)	(450,000)	(450,000)
Shares outstanding, end of period	1,150,000	1,150,000	1,600,000	1,900,000	1,500,000	1,150,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	61

Statements of Changes in Net Assets (continued)

WisdomTree Domestic and International Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree LargeCap Value Fund		WisdomTree LargeCap Growth Fund
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$495,037	$497,966	$190,162	$557,523	$57,643	$283,776

Net realized gain (loss) on investments	2,232,644	10,519,529	4,397,196	(1,566,313)	4,131,222	467,710

Net change in unrealized appreciation (depreciation) on investments	(1,302,334)	11,702,550	(6,152,706)	12,402,272	(4,176,532)	4,358,046
Net increase (decrease) in net assets resulting from operations	1,425,347	22,720,045	(1,565,348)	11,393,482	12,333	5,109,532
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(480,656)	(411,568)	(179,836)	(551,890)	(55,934)	(278,334)

Capital gains	—	—	—	—	—	(492,811)
Total dividends and distributions	(480,656)	(411,568)	(179,836)	(551,890)	(55,934)	(771,145)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,686,184	112,678,960	26,563,158	3,715,635	24,282,130	9,010,172

Cost of shares redeemed	(10,529,862)	(53,628,954)	(38,899,989)	—	(26,528,509)	(125)
Net increase (decrease) in net assets resulting from capital share transactions	(5,843,678)	59,050,006	(12,336,831)	3,715,635	(2,246,379)	9,010,047
Net Increase (Decrease) in Net Assets	(4,898,987)	81,358,483	(14,082,015)	14,557,227	(2,289,980)	13,348,434
NET ASSETS:

Beginning of period	$95,306,122	$13,947,639	$35,164,113	$20,606,886	$22,484,564	$9,136,130

End of period	$90,407,135	$95,306,122	$21,082,098	$35,164,113	$20,194,584	$22,484,564
Undistributed net investment income included in net assets at end of period	$59,541	$45,160	$24,228	$13,902	$8,906	$7,197
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,150,000	600,000	950,000	850,000	650,000	350,004

Shares created	100,000	2,850,000	700,000	100,000	700,000	300,000

Shares redeemed	(250,000)	(1,300,000)	(1,050,000)	—	(750,000)	(4)
Shares outstanding, end of period	2,000,000	2,150,000	600,000	950,000	600,000	650,000

See Notes to Financial Statements.

62	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic and International Earnings Funds

	WisdomTree India Earnings Fund (consolidated)
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,625,654	$980,383

Net realized loss on investments	(7,248,071)	(6,991,499)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	157,436,927	265,261,210
Net increase (decrease) in net assets resulting from operations	155,814,510	259,250,094
DIVIDENDS:

Net investment income	(5,587,940)	(1,343,522)
Total dividends	(5,587,940)	(1,343,522)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	476,203,145	452,328,639

Cost of shares redeemed	(31,776,011)	(37,897,695)
Net increase in net assets resulting from capital share transactions	444,427,134	414,430,944
Net Increase in Net Assets	594,653,704	672,337,516
NET ASSETS:

Beginning of period	$841,532,758	$169,195,242

End of period	$1,436,186,462	$841,532,758
Undistributed net investment income included in net assets at end of period	$485,576	$447,862
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	36,200,000	15,400,000

Shares created	19,800,000	22,600,000

Shares redeemed	(1,400,000)	(1,800,000)
Shares outstanding, end of period	54,600,000	36,200,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	63

Financial Highlights

WisdomTree Domestic and International Earnings Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$41.56	$27.52	$45.32	$48.99	$49.97
Investment operations:
Net investment income[1]	0.37	0.70	0.87	0.85	0.11
Net realized and unrealized gain (loss)	(0.73)	14.03	(17.87)	(3.56)	(1.00)
Total from investment operations	(0.36)	14.73	(17.00)	(2.71)	(0.89)
Dividends to shareholders:
Net investment income	(0.35)	(0.69)	(0.80)	(0.96)	(0.09)
Total dividends to shareholders	(0.35)	(0.69)	(0.80)	(0.96)	(0.09)
Net asset value, end of period	$40.85	$41.56	$27.52	$45.32	$48.99

TOTAL RETURN[2]	(0.83)%	53.82%	(37.86)%	(5.69)%	(1.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$46,982	$47,789	$16,511	$15,861	$24,497
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%[3]	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements	0.28%[3]	0.28%	0.28%	0.28%	0.35%[3]
Net investment income	1.83%[3]	1.92%	2.33%	1.76%	2.21%[3]
Portfolio turnover rate[4]	1%	16%	23%	11%	1%

WisdomTree Earnings 500 Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$40.75	$27.77	$45.77	$48.85	$49.77
Investment operations:
Net investment income[1]	0.37	0.68	0.91	0.94	0.11
Net realized and unrealized gain (loss)	(0.89)	12.98	(18.07)	(3.18)	(0.94)
Total from investment operations	(0.52)	13.66	(17.16)	(2.24)	(0.83)
Dividends to shareholders:
Net investment income	(0.36)	(0.68)	(0.84)	(0.84)	(0.09)
Total dividends to shareholders	(0.36)	(0.68)	(0.84)	(0.84)	(0.09)
Net asset value, end of period	$39.87	$40.75	$27.77	$45.77	$48.85

TOTAL RETURN[2]	(1.23)%	49.49%	(37.83)%	(4.72)%	(1.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$63,791	$77,422	$59,714	$54,927	$19,538
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%[3]	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements	0.28%[3]	0.28%	0.28%	0.28%	0.37%[3]
Net investment income	1.88%[3]	1.95%	2.49%	1.93%	2.24%[3]
Portfolio turnover rate[4]	1%	21%	21%	8%	1%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

64	WisdomTree Domestic and International Earnings Funds

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$47.22	$26.19	$42.08	$48.77	$50.01
Investment operations:
Net investment income[1]	0.33	0.61	0.54	0.81	0.07
Net realized and unrealized gain (loss)	0.29	20.92	(15.88)	(6.90)	(1.25)
Total from investment operations	0.62	21.53	(15.34)	(6.09)	(1.18)
Dividends to shareholders:
Net investment income	(0.30)	(0.50)	(0.55)	(0.60)	(0.06)
Total dividends to shareholders	(0.30)	(0.50)	(0.55)	(0.60)	(0.06)
Net asset value, end of period	$47.54	$47.22	$26.19	$42.08	$48.77

TOTAL RETURN[2]	1.32%	82.49%	(36.73)%	(12.57)%	(2.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$71,317	$54,306	$14,406	$25,247	$4,877
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.74%[3]
Net investment income	1.43%[3]	1.54%	1.49%	1.70%	1.47%[3]
Portfolio turnover rate[4]	3%	19%	39%	45%	0%[5]

WisdomTree SmallCap Earnings Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$44.33	$23.25	$38.96	$48.03	$50.03
Investment operations:
Net investment income[1]	0.24	0.37	0.47	0.58	0.06
Net realized and unrealized gain (loss)	0.86	20.96	(15.64)	(9.17)	(2.02)
Total from investment operations	1.10	21.33	(15.17)	(8.59)	(1.96)
Dividends to shareholders:
Net investment income	(0.23)	(0.25)	(0.54)	(0.48)	(0.04)
Total dividends to shareholders	(0.23)	(0.25)	(0.54)	(0.48)	(0.04)
Net asset value, end of period	$45.20	$44.33	$23.25	$38.96	$48.03

TOTAL RETURN[2]	2.51%	91.88%	(39.31)%	(17.97)%	(3.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$90,407	$95,306	$13,948	$15,585	$9,607
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.58%[3]
Net investment income	1.07%[3]	0.97%	1.49%	1.28%	1.39%[3]
Portfolio turnover rate[4]	4%	16%	51%	37%	0%[5]
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	65

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010**	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$37.01	$24.24	$43.53	$49.06	$49.99
Investment operations:
Net investment income[1]	0.23	0.65	0.86	1.03	0.10
Net realized and unrealized gain (loss)	(1.88)	12.75	(19.33)	(5.49)	(0.95)
Total from investment operations	(1.65)	13.40	(18.47)	(4.46)	(0.85)
Dividends to shareholders:
Net investment income	(0.22)	(0.63)	(0.82)	(1.07)	(0.08)
Total dividends to shareholders	(0.22)	(0.63)	(0.82)	(1.07)	(0.08)
Net asset value, end of period	$35.14	$37.01	$24.24	$43.53	$49.06

TOTAL RETURN[2]	(4.45)%	55.57%	(42.87)%	(9.31)%	(1.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,082	$35,164	$20,607	$23,940	$24,529
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.45%[3]
Net investment income	1.24%[3]	2.01%	2.60%	2.10%	1.98%[3]
Portfolio turnover rate[4]	4%	71%	54%	20%	1%

WisdomTree LargeCap Growth Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Period December 4, 2008* through March 31, 2009
Net asset value, beginning of period	$34.59	$26.10	$25.28
Investment operations:
Net investment income[1]	0.10	0.49	0.09
Net realized and unrealized gain (loss)	(0.93)	9.22	0.81
Total from investment operations	(0.83)	9.71	0.90
Dividends and distributions to shareholders:
Net investment income	(0.10)	(0.46)	(0.08)
Capital gains	—	(0.76)	—
Total dividends and distributions to shareholders	(0.10)	(1.22)	(0.08)
Net asset value, end of period	$33.66	$34.59	$26.10

TOTAL RETURN[2]	(2.39)%	37.46%	3.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,195	$22,485	$9,136
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[3]	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%[3]	0.38%	0.38%[3]
Net investment income	0.63%[3]	1.53%	1.26%[3]
Portfolio turnover rate[4]	4%	44%	1%
*	Commencement of investment operations.

**

This information reflects the investment objective and strategy of the WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

66	WisdomTree Domestic and International Earnings Funds

Financial Highlights (concluded)

WisdomTree Domestic and International Earnings Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period February 22, 2008* through March 31, 2008
Net asset value, beginning of period	$23.25	$10.99	$22.57	$24.94
Investment operations:
Net investment income (loss)[1]	0.13	0.04	0.12	(0.01)
Net realized and unrealized gain (loss)	3.05	12.27	(11.60)	(2.36)
Total from investment operations	3.18	12.31	(11.48)	(2.37)
Dividends to shareholders:
Net investment income	(0.13)	(0.05)	(0.10)	—
Total dividends to shareholders	(0.13)	(0.05)	(0.10)	—
Net asset value, end of period	$26.30	$23.25	$10.99	$22.57

TOTAL RETURN[2]	13.72%	112.11%	(50.89)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,436,186	$841,533	$169,195	$162,540
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.88%[3]	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements	0.88%[3]	0.88%	0.92%	2.10%[3]
Net investment income (loss)	1.16%[3]	0.19%	0.77%	(0.41)%[3]
Portfolio turnover rate[4]	31%	33%	42%	0%[5]
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	67

Notes to Financial Statements (unaudited)

September 30, 2010

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2010, the Trust offered 44 investment funds (each a “Fund”, collectively, the “Funds”). The Funds described herein commenced operations on February 23, 2007, with the exception of the India Earnings Fund and LargeCap Growth Fund which commenced operations on February 22, 2008 and December 4, 2008, respectively.

These financial statements relate only to the WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree LargeCap Value Fund (“LargeCap Value Fund”), WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”), and WisdomTree India Earnings Fund (“India Earnings Fund”), together the “Domestic and International Earnings Funds.” The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management and is sub-advised by Mellon Capital Management Corporation, Inc. (“MCM”). For India Earnings Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Portfolio. All inter-company accounts and transactions have been eliminated in consolidation. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. Recently, the Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as WisdomTree India Earnings Fund. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this treaty or in its applicability to WisdomTree India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the U.S. Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation).

68	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.” When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds, which are valued at NAV.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2010 in valuing each Fund’s assets carried at fair value:

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$46,550,542	$—	$—
Money Market Fund	—	6,644,334	—
Affiliated Funds	359,025	—	—
Total	$46,909,567	$6,644,334	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$63,455,256	$—	$—
Money Market Fund	—	12,112,899	—
Affiliated Funds	229,735	—	—
Total	$63,684,991	$12,112,899	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$70,893,921	$—	$—
Money Market Fund	—	18,319,741	—
Affiliated Funds	344,307	—	—
Total	$71,238,228	$18,319,741	$—

WisdomTree Domestic and International Earnings Funds	69

Notes to Financial Statements (unaudited) (continued)

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$89,630,026	$—	$—
Money Market Fund	—	26,625,517	—
Affiliated Funds	547,776	—	—
Total	$90,177,802	$26,625,517	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$21,038,148	$—	$—
Money Market Fund	—	5,890,654	—
Affiliated Funds	3,377	—	—
Total	$21,041,525	$5,890,654	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$19,962,810	$—	$—
Money Market Fund	—	2,935,000	—
Affiliated Funds	219,537	—	—
Total	$20,182,347	$2,935,000	$—

India Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,434,197,503	$—	$—

In January-2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, has been adopted by the Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred as of September 30, 2010. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU 2010-06 may have on the Funds’ financial statement disclosures.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds that have invested in derivatives, specifically forward currency contracts for the six months ended September 30, 2010 are detailed in the forward currency contract table. The volume of derivatives that is presented is consistent with the derivative activity during the six months ended September 30, 2010. The Funds’ management is not aware of any credit-risk contingent feature on forward foreign currency contracts held by the Funds.

The effect of such derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Derivatives not Designated as Hedging Instruments, Carried at Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
India Earnings Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,633	Unrealized depreciation on forward foreign currency contracts	$—

70	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

Derivatives not Designated as Hedging Instruments, Carried at Fair Value	Derivative Instruments	Amount of Realized Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
India Earnings Fund	Forward Foreign Currency Contracts	$(472,507)	$135,607

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds (other than the India Earnings Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $139,943 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended September 30, 2010. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the India Earnings Fund to 0.88%. Due to the growth of Fund assets, India Earnings Fund’s operating expenses, as measured in basis points, did not exceed 0.88%.

Currency Transactions — The India Earnings Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The India Earnings Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The India Earnings Fund may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following forward currency exchange contracts were open at September 30, 2010:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain
India Earnings Fund	10/01/10	INR	50,658,302	USD	1,129,002	$1,633

Currency Legend:

INR – Indian rupee

USD – U.S. dollar

WisdomTree Domestic and International Earnings Funds	71

Notes to Financial Statements (unaudited) (continued)

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. The India Earnings Fund has filed an election to treat the WisdomTree India Investment Portfolio, Inc. as a “pass-through” entity for tax purposes.

3. ADVISER FEES AND TRANSACTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund (other than the India Earnings Fund), WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. The Investment Advisory Agreement for the India Earnings Fund does not require WTAM to pay any Fund expenses, except sub-advisory fees.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund (other than the India Earnings Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. WTAM provides CCO services to the Trust. WTAM has agreed to limit net annual operating expenses for the India Earnings Fund to 0.88%. WTAM expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%
LargeCap Growth Fund	0.38%
India Earnings Fund	0.68%

72	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

Each Fund may purchase shares of an affiliated exchange traded Fund(s) in secondary market transactions. For the six months ended September 30, 2010 WTAM waived a portion of its advisory fees based on each Funds’ investment in affiliated Funds. The table below indicates the waiver amounts. Please see Note 7 on page 74 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
Total Earnings Fund	$353
Earnings 500 Fund	358
MidCap Earnings Fund	725
SmallCap Earnings Fund	771
LargeCap Value Fund	42
LargeCap Growth Fund	316
India Earnings Fund	—

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2010, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. The WisdomTree India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2010 were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$655,906	$557,126
Earnings 500 Fund	830,718	715,505
MidCap Earnings Fund	2,454,535	2,354,724
SmallCap Earnings Fund	4,112,210	3,790,542
LargeCap Value Fund	26,205,924	1,213,135
LargeCap Growth Fund	19,176,272	688,863
India Earnings Fund	755,506,318	312,769,386

For the six months ended September 30, 2010, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
Total Earnings Fund	$—	$—
Earnings 500 Fund	4,123,398	14,452,452
MidCap Earnings Fund	37,538,224	20,264,140
SmallCap Earnings Fund	4,681,035	10,509,140
LargeCap Value Fund	—	37,188,657
LargeCap Growth Fund	4,899,072	25,400,674
India Earnings Fund	—	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

WisdomTree Domestic and International Earnings Funds	73

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

As of September 30, 2010, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Earnings Fund	$54,838,749	$2,570,468	$(3,855,316)	$(1,284,848)
Earnings 500 Fund	81,228,214	3,128,970	(8,559,294)	(5,430,324)
MidCap Earnings Fund	88,324,212	4,882,459	(3,648,702)	1,233,757
SmallCap Earnings Fund	112,610,905	11,238,758	(7,046,344)	4,192,414
LargeCap Value Fund	28,082,267	939,069	(2,089,157)	(1,150,088)
LargeCap Growth Fund	23,013,902	1,326,604	(1,223,159)	103,445
India Earnings Fund	1,123,297,024	312,007,822	(1,107,343)	310,900,479

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2010, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with U.S. Internal Revenue Service, the state of New York, and various other states. Generally, each of the tax years in the four year period ended March 31, 2010, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust, an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2010 are as follows:

Affiliated Fund Name	Value at 3/31/2010	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2010	Dividend Income
Total Earnings Fund
LargeCap Dividend Fund	$—	$557,572	$217,444	$359,025	$4,244
Earnings 500 Fund
LargeCap Dividend Fund	$—	$764,647	$528,935	$229,735	$3,254
MidCap Earnings Fund
MidCap Dividend Fund	$—	$726,829	$389,542	$344,307	$6,520
SmallCap Earnings Fund
SmallCap Dividend Fund	$—	$899,637	$332,658	$547,776	$8,678
LargeCap Value Fund
LargeCap Dividend Fund	$—	$81,268	$79,542	$2,347	$221
MidCap Dividend Fund	—	34,884	34,217	1,030	102
Total	$—	$116,152	$113,759	$3,377	$323
LargeCap Growth Fund
Earnings 500 Fund	$—	$288,187	$71,254	$219,537	$1,704

8. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

74	WisdomTree Domestic and International Earnings Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree Domestic and International Earnings Funds	75

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2010:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency and Fixed Income Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than developed markets and are subject to additional risks, such as of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk which can be volatile and may be less liquid than other securities and the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuers ability to make such payments will cause the price of that bond to decline. Unlike typical exchange-traded funds, there are no indexes that the Currency Funds or the Emerging Markets Local Debt Fund attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds prospectus for specific details regarding the Funds’ risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

JOIN YOUR FELLOW TREE INVESTORS

Help reduce impact to environment by going paperless

Sign up for eDelivery at www.wisdomtree.com

WisdomTree Earnings ETFs

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

WisdomTree LargeCap Growth Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS002883 11/2011

JOIN YOUR FELLOW TREE INVESTORS

Help reduce impact to environment by going paperless

Sign up for eDelivery at www.wisdomtree.com

International Dividend and Sector Funds

Semi-Annual Report

For the six-month period ended September 30, 2010

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree DEFA Fund (DWM)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
TOTAL S.A.	2.1%
Telefonica S.A.	1.9%
Vodafone Group PLC	1.8%
Banco Santander S.A.	1.6%
France Telecom S.A.	1.6%
China Mobile Ltd.	1.5%
HSBC Holdings PLC	1.4%
GDF Suez	1.4%
Royal Dutch Shell PLC Class A	1.4%
Nestle S.A.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (DEFA) Fund (Ticker Symbol: DWM) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (WisdomTree DEFA Index).

The WisdomTree DEFA Fund returned 1.24% at net asset value (“NAV”) for the six month period ended September 30, 2010. The Fund benefited from a significant underweight to Japan, which lagged its international peers. The United Kingdom, which had a notable underweight, created drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Index	MSCI EAFE Index
Six Months*	1.24%	0.55%	0.89%	0.20%
One Year	2.65%	1.99%	2.84%	3.27%
Three Year	-9.69%	-9.95%	-8.95%	-9.51%
Since Inception[1]	1.16%	1.02%	1.74%	0.24%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The Investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	1

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
TOTAL S.A.	3.3%
Telefonica S.A.	2.9%
Vodafone Group PLC	2.9%
Banco Santander S.A.	2.6%
France Telecom S.A.	2.5%
HSBC Holdings PLC	2.2%
GDF Suez	2.2%
GlaxoSmithKline PLC	2.0%
Novartis AG	2.0%
ENI SpA	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA Equity Income Fund (Ticker Symbol: DTH) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The WisdomTree DEFA Equity Income Fund returned -0.06% at net asset value for the six month period ended September 30, 2010. The Fund benefited from a significant underweight to Japan, which lagged its international peers. The Fund’s investment in the United Kingdom underperformed, which created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Equity Income Index	MSCI EAFE Value Index
Six Months*	-0.06%	0.30%	-0.24%	-1.71%
One Year	-0.54%	-1.34%	-0.34%	-1.67%
Three Year	-10.77%	-10.92%	-10.30%	-10.72%
Since Inception[1]	-0.19%	-0.33%	0.73%	-0.97%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global Equity Income Fund (DEW)

(Formerly, WisdomTree Europe Equity Income Fund)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
AT&T, Inc.	2.2%
TOTAL S.A.	2.0%
Telefonica S.A.	1.8%
Vodafone Group PLC	1.8%
Banco Santander S.A.	1.6%
France Telecom S.A.	1.6%
China Mobile Ltd.	1.4%
GDF Suez	1.4%
HSBC Holdings PLC	1.4%
GlaxoSmithKline PLC	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global Equity Income Fund (Ticker Symbol: DEW) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High-Yielding Equity Index. The Global High-Yielding Equity Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies in the U.S., developed and emerging markets. Prior to June 19, 2009, the Fund was known as the WisdomTree Europe Equity Income Fund and had a different investment objective. The Fund of Funds structure was discontinued at the end of January 2010. The Fund now holds individual securities. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets directly in the stocks that make up its underlying index.

The WisdomTree Global Equity Income Fund returned 2.23% at net asset value for the six month period ended September 30, 2010. The Fund benefited from its investment in the United States, which produced a notable contribution to positive Fund performance. The Fund’s investment in Germany, which under performed its international peers, created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe Equity Income/ Global Equity Income Spliced Index[1]	MSCI Europe Value/ AC World Spliced Index[2]
Six Months*	2.23%	2.42%	2.15%	0.48%
One Year	6.24%	5.88%	7.00%	8.42%
Three Year	-9.87%	-9.93%	-9.50%	-11.75%
Since Inception[3]	0.11%	0.01%	0.57%	-0.91%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.
[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	3

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Kungsleden AB	1.2%
NCC AB Class B	1.0%
Fabege AB	1.0%
Banca Generali SpA	1.0%
WisdomTree International MidCap Dividend Fund	0.9%
EVS Broadcast Equipment S.A.	0.9%
Milano Assicurazioni SpA	0.9%
Tessenderlo Chemie N.V.	0.9%
Sponda Oyj	0.8%
Canal Plus	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe SmallCap Dividend Fund (Ticker Symbol: DFE) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The WisdomTree Europe SmallCap Dividend Fund returned 6.28% at net asset value for the six month period ended September 30, 2010. The Fund’s investment in the United Kingdom, which outperformed many international peers, contributed to positive Fund performance. The Fund’s investment in Italy, which underperformed many international peers, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe SmallCap Index
Six Months*	6.28%	5.93%	6.41%	5.19%
One Year	9.61%	7.98%	8.95%	9.33%
Three Year	-10.45%	-10.54%	-10.30%	-8.11%
Since Inception[1]	0.04%	-0.45%	0.25%	2.51%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

(Formerly, WisdomTree Japan Total Dividend Fund)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
NTT DoCoMo, Inc.	5.4%
Nippon Telegraph & Telephone Corp.	4.3%
Canon, Inc.	3.3%
Toyota Motor Corp.	3.2%
Mitsubishi UFJ Financial Group, Inc.	3.2%
Takeda Pharmaceutical Co., Ltd.	3.1%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Mizuho Financial Group, Inc.	2.1%
Honda Motor Co., Ltd.	1.5%
Tokyo Electric Power Co., Inc. (The)	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan Hedged Equity Fund (Ticker Symbol: DXJ) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Index. Prior to April 1, 2010, the WisdomTree Japan Hedged Equity Fund Dividend Fund was named the WisdomTree Japan Total Dividend Fund. The Fund is a Japan “total market” fund, and will also seeks to hedge against fluctuations between the value of the Japanese yen and the U.S. dollar.

The WisdomTree Japan Hedged Equity Fund returned -14.58% at net asset value for the six month period ended September 30, 2010. The Fund benefited from its underweighted exposure to the Information Technology sector. The Fund’s investment in the Industrials sector, which underperformed other sectors, created a drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Dividend/ Japan Hedged Spliced Index[1]	MSCI Japan Value/Japan Local Currency Spliced Index[2]
Six Months*	-14.58%	-14.11%	-14.50%	-15.40%
One Year	-11.49%	-10.23%	-11.35%	-11.00%
Three Year	-12.04%	-11.55%	-12.12%	-13.53%
Since Inception[3]	-6.49%	-6.22%	-6.57%	-7.42%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[2]	MSCI Japan Value Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	5

Performance Summary (unaudited)

WisdomTree World ex-U.S. Growth Fund (DNL)

(Formerly, WisdomTree Japan Equity Income Fund)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
GlaxoSmithKline PLC	8.3%
AstraZeneca PLC	5.4%
Banco do Brasil S.A.	4.1%
Zurich Financial Services AG	3.3%
Siemens AG	3.1%
WisdomTree India Earnings Fund	2.7%
Muenchener Rueckversicherungs AG	2.2%
Reckitt Benckiser Group PLC	1.9%
Criteria Caixacorp S.A.	1.8%
Inditex S.A.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree World ex-U.S. Growth Fund (Ticker Symbol: DNL) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree World ex-U.S. Growth Index. This Index is a fundamentally weighted index that measures the performance of growth companies in the developed and emerging markets outside of the United States. Prior to June 19, 2009, the WisdomTree World ex-U.S. Growth was named the WisdomTree Japan Equity Income Fund.

The WisdomTree World ex-U.S. Growth Fund returned 5.02% at net asset value for the six month period ended September 30, 2010. The Fund benefited from its investment in the Financials sector, which had above average returns and had a notable contribution to positive Fund performance. The significant allocation to the Energy sector contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Equity Income/ World ex-U.S. Growth Spliced Index[1]	MSCI Japan Value/MSCI AC World ex-U.S.A. Growth Spliced Index[2]
Six Months*	5.02%	5.26%	5.45%	3.71%
One Year	17.15%	16.05%	18.12%	11.42%
Three Year	0.41%	0.64%	0.78%	0.51%
Since Inception[3]	3.05%	3.18%	3.45%	3.63%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree World ex-US Growth Index thereafter.
[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-U.S.A. Growth Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 9/30/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Park24 Co., Ltd.	0.8%
Nippon Kayaku Co., Ltd.	0.7%
Onward Holdings Co., Ltd.	0.7%
Kaken Pharmaceutical Co., Ltd.	0.7%
KYORIN Holdings, Inc.	0.6%
Yokohama Rubber Co., Ltd. (The)	0.6%
Hikari Tsushin, Inc.	0.6%
Ito En Ltd.	0.6%
Circle K Sunkus Co., Ltd.	0.6%
UNY Co., Ltd.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan SmallCap Dividend Fund (Ticker Symbol: DFJ) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The WisdomTree Japan SmallCap Dividend Fund returned -1.81% at net asset value for the six month period ended September 30, 2010. The Fund benefited from its investment in the Health Care sector, which outperformed other sectors. The Fund’s investment in the Financials sector, which underperformed the other sectors, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan SmallCap Dividend Index	MSCI Japan SmallCap Index
Six Months*	-1.81%	-1.85%	-0.84%	-1.00%
One Year	-1.64%	-1.14%	-0.14%	-1.78%
Three Year	-5.00%	-4.89%	-4.26%	-5.84%
Since Inception[1]	-3.92%	-3.57%	-3.29%	-5.52%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The Investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	7

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
China Mobile Ltd.	8.0%
Westpac Banking Corp.	5.9%
Commonwealth Bank of Australia	5.3%
BHP Billiton Ltd.	5.1%
National Australia Bank Ltd.	4.6%
Australia & New Zealand Banking Group Ltd.	4.5%
Telstra Corp., Ltd.	4.5%
CNOOC Ltd.	2.9%
Wesfarmers Ltd.	2.7%
Woolworths Ltd.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Total Dividend Fund (Ticker Symbol: DND) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree Pacific ex-Japan Total Dividend Fund returned 5.10% at net asset value for the six month period ended September 30, 2010. The Fund benefited from its investment in Singapore, which had a positive contribution to Fund performance. The Fund’s overweight in Australia which underperformed its international peers, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Dividend Index	MSCI Pacific ex-Japan Index
Six Months*	5.10%	5.48%	5.87%	4.72%
One Year	12.17%	11.95%	13.91%	13.53%
Three Year	-2.95%	-3.14%	-1.74%	-3.16%
Since Inception[1]	10.85%	10.88%	12.18%	10.05%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an Investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Westpac Banking Corp.	8.4%
Commonwealth Bank of Australia	8.0%
Australia & New Zealand Banking Group Ltd.	7.7%
National Australia Bank Ltd.	7.7%
Telstra Corp.. Ltd.	6.7%
Woolworths Ltd.	5.2%
QBE Insurance Group Ltd.	3.4%
Coal & Allied Industries Ltd.	2.4%
Foster’s Group Ltd.	2.3%
Suncorp-Metway Ltd.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Equity Income Fund (Ticker Symbol: DNH) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Equity Income Index.

The WisdomTree Pacific ex-Japan Equity Income Fund returned 2.12% at net asset value for the six month period ended September 30, 2010. The Fund benefited from its investment in Singapore, which had a positive contribution to Fund performance. A significant underweight to Hong Kong, which had above average returns, created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFS, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Equity Income Index	MSCI Pacific ex-Japan Value Index
Six Months*	2.12%	2.86%	2.35%	6.44%
One Year	9.70%	9.49%	10.18%	12.94%
Three Year	-1.62%	-1.81%	-0.96%	-2.07%
Since Inception[1]	10.04%	9.96%	10.77%	8.89%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	9

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
TOTAL S.A.	2.7%
Telefonica S.A.	2.5%
Vodafone Group PLC	2.4%
Banco Santander S.A.	2.2%
France Telecom S.A.	2.1%
China Mobile Ltd.	1.9%
Royal Dutch Shell PLC Class A	1.9%
HSBC Holdings PLC	1.8%
GDF Suez	1.8%
Nestle S.A.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International LargeCap Dividend Fund (Ticker Symbol: DOL) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The WisdomTree International LargeCap Dividend Fund returned -0.25% at net asset value for the six month period ended September 30, 2010. The Fund benefited from a significant underweight in Japan, which lagged its international peers. The Fund’s investment in the United Kingdom underperformed, which created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
Six Months*	-0.25%	0.01%	0.09%	0.20%
One Year	1.18%	0.69%	1.55%	3.27%
Three Year	-9.81%	-9.97%	-9.71%	-9.51%
Since Inception[1]	0.77%	0.59%	1.17%	0.24%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
France Telecom S.A.	2.7%
Vivendi S.A.	2.3%
Enel SpA	2.3%
Telstra Corp., Ltd.	2.2%
Belgacom S.A.	2.0%
Coal & Allied Industries Ltd.	1.9%
Telefonica S.A.	1.8%
Deutsche Telekom AG	1.8%
National Grid PLC	1.8%
ACS Actividades de Construccion y Servicios, S.A.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Dividend ex-Financials Fund (Ticker Symbol: DOO) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index. Effective May 7, 2009, the WisdomTree International Dividend Top 100 Fund changed its investment objective and was renamed the WisdomTree International Dividend ex-Financials Fund. The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend ex-Financials Fund returned 4.73% at net asset value for the six month period ended September 30, 2010. The Fund benefited from a significant underweight to Japan, which lagged its international peers. The Fund’s investment in Germany, which underperformed, created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[1]	MSCI EAFE Value Index
Six Months*	4.73%	4.66%	5.13%	-1.71%
One Year	6.91%	6.29%	7.30%	-1.67%
Three Year	-9.48%	-9.82%	-9.38%	-10.72%
Since Inception[2]	1.92%	1.60%	2.38%	-0.97%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	11

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Man Group PLC	1.0%
Standard Life PLC	0.8%
TABCORP Holdings Ltd.	0.7%
Telekom Austria AG	0.7%
M-6 Metropole Television S.A.	0.7%
Telecom Italia SpA RSP	0.7%
Mobistar S.A.	0.7%
Klepierre	0.7%
Orkla ASA	0.7%
Legal & General Group PLC	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International MidCap Dividend Fund (Ticker Symbol: DIM) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The WisdomTree International MidCap Dividend Fund returned 3.43% at net asset value for the six month period ended September 30, 2010. The Fund’s investment in the United Kingdom, which outperformed many developed market countries, contributed to positive Fund performance. The Fund’s investment in Japan, which underperformed many of its international peers, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE MidCap Index
Six Months*	3.43%	3.86%	3.23%	2.98%
One Year	6.38%	5.53%	6.52%	5.76%
Three Year	-7.50%	-7.61%	-7.87%	-9.41%
Since Inception[1]	3.17%	2.93%	3.14%	0.18%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Orion Oyj Class B	0.7%
Iren SpA	0.6%
Etablissements Maurel et Prom	0.6%
Peab AB	0.6%
Consolidated Media Holdings Ltd.	0.6%
DUET Group	0.6%
Rallye S.A.	0.6%
Castellum AB	0.5%
Adelaide Brighton Ltd.	0.5%
Venture Corp., Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International SmallCap Dividend Fund (Ticker Symbol: DLS) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The WisdomTree International SmallCap Dividend Fund returned 3.39% at net asset value for the six month period ended September 30, 2010. The Fund’s investment in the United Kingdom, which outperformed many other developed market countries, contributed to positive Fund performance. The Fund’s investment in Japan, which underperformed many international peers, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE SmallCap Index
Six Months*	3.39%	3.07%	4.52%	4.20%
One Year	9.38%	9.14%	9.21%	8.04%
Three Year	-7.74%	-8.02%	-7.13%	-6.92%
Since Inception[1]	2.02%	1.81%	2.59%	0.96%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	13

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Banco do Brasil S.A.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
LUKOIL OAO ADR	2.5%
Bank of China Ltd. Class H	2.4%
Cia de Bebidas das Americas	2.2%
Turk Telekomunikasyon A.S.	2.1%
Chunghwa Telecom Co., Ltd.	2.1%
Cia Siderurgica Nacional S.A.	2.0%
HTC Corp.	1.9%
Telefonica O2 Czech Republic AS	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets Equity Income Fund (Ticker Symbol: DEM) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The WisdomTree Emerging Markets Equity Income Fund returned 9.26% at net asset value for the six month period ended September 30, 2010. The Fund benefited from its investment in Brazil, which had positive performance. The Fund’s Israel exposure created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.63%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Equity Income Index	MSCI Emerging Markets Index
Six Months*	9.26%	9.61%	10.34%	8.15%
One Year	21.97%	21.57%	23.66%	20.22%
Three Year	6.77%	6.65%	7.85%	-1.48%
Since Inception[1]	7.10%	6.40%	8.17%	0.33%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on July 13, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

14	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Discount Investment Corp.	2.3%
Ford Otomotiv Sanayi A.S.	2.2%
CorpBanca S.A.	1.4%
WisdomTree India Earnings Fund	1.2%
AES Tiete S.A.	1.2%
Dogan Sirketler Grubu Holdings	1.1%
U-Ming Marine Transport Corp.	0.9%
Land and Houses PCL	0.9%
Foschini Group Ltd. (The)	0.9%
BEC World PCL	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets SmallCap Dividend Fund (Ticker Symbol: DGS) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Fund returned 14.96% at net asset value for the six month period ended September 30, 2010. The Fund’s investment in Thailand, which outperformed many of its international peers, contributed to positive Fund performance. The Fund’s investment in Israel, which underperformed many of its international peers, created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.63%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets SmallCap Index
Six Months*	14.96%	15.40%	15.88%	12.15%
One Year	29.69%	29.48%	31.28%	32.32%
Since Inception[1]	2.76%	3.05%	3.98%	-0.81%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on October 30, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	15

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Mobile Telecommunications Co. KSC	24.0%
Maroc Telecom	9.2%
Industries Qatar	5.2%
National Bank of Kuwait	4.0%
Qatar Telecom Q-Tel QSC	3.9%
Emirates NBD PJSC	3.1%
Oman Telecommunications Co.	3.0%
Qatar National Bank S.A.Q.	2.9%
Commercial Bank of Qatar	2.9%
Telecom Egypt	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Middle East Dividend Fund (Ticker Symbol: GULF) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The WisdomTree Middle East Dividend Fund returned 4.25% at net asset value for the six month period ended September 30, 2010. The Fund benefited from a significant investment in Qatar, which had a notable contribution to positive Fund performance. The overweight to the United Arab Emirates, which underperformed, created drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual net expense ratio of the Fund is 0.88% and the gross expense ratio is 1.30%. The net expense ratio reflects a contractual reimbursement of 0.42%. Fund expenses are capped by contract at 0.88% through March 31, 2011.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex-Saudi Arabia Index
Six Months*	4.25%	2.27%	5.04%	3.99%
One Year	4.88%	3.71%	6.39%	1.62%
Since Inception[1]	-15.16%	-15.45%	-12.45%	-18.79%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on July 16, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

16	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
TOTAL S.A.	2.0%
Telefonica S.A.	1.9%
Vodafone Group PLC	1.8%
Banco Santander S.A.	1.7%
France Telecom S.A.	1.6%
China Mobile Ltd.	1.5%
HSBC Holdings PLC	1.4%
GDF Suez	1.4%
Royal Dutch Shell PLC Class A	1.3%
Nestle S.A.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Hedged Equity Fund (Ticker Symbol: HEDJ) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index.

The WisdomTree International Hedged Equity Fund returned -2.68% at net asset value for the six month period ended September 30, 2010. The Fund’s investment in Japan had the highest positive contribution to its performance. This underweighting had a notable contribution to performance. The underweight to the United Kingdom created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA International Hedged Equity Index	MSCI EAFE Local Currency Index
Six Months*	-2.68%	-2.18%	-2.55%	-4.84%
Since Inception[1]	-0.75%	0.20%	0.06%	-0.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on December 31, 2009.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	17

Performance Summary (unaudited)

WisdomTree International Basic Materials Sector Fund (DBN)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
BHP Billiton Ltd.	15.8%
BASF SE	8.0%
BHP Billiton PLC	7.9%
Air Liquide S.A.	4.1%
Lafarge S.A.	3.4%
Rio Tinto PLC	3.1%
Syngenta AG	2.0%
Akzo Nobel N.V.	1.7%
Rio Tinto Ltd.	1.7%
Linde AG	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Basic Materials Sector Fund (Ticker Symbol: DBN) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index.

The WisdomTree International Basic Materials Sector Fund returned -2.37% at net asset value for the six month period ended September 30, 2010. The Fund benefited from its investment in the Netherlands, which produced a notable contribution to positive Fund performance. The Fund’s investment in Japan, which under performed its international peers, created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Basic Materials Sector Index	S&P Developed ex-U.S. BMI Materials Sector Index
Six Months*	-2.37%	-1.88%	-1.84%	3.70%
One Year	11.76%	11.50%	12.12%	19.39%
Three Year	-7.72%	-7.88%	-7.28%	N/A
Since Inception[1]	5.15%	4.89%	6.00%	-3.41%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

18	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Energy Sector Fund (DKA)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
TOTAL S.A.	8.0%
ENI SpA	6.8%
Royal Dutch Shell PLC Class A	6.8%
Royal Dutch Shell PLC Class B	6.7%
CNOOC Ltd.	6.0%
Statoil ASA	5.5%
Repsol YPF S.A.	5.2%
Woodside Petroleum Ltd.	3.4%
Coal & Allied Industries Ltd.	3.1%
Origin Energy Ltd.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Energy Sector Fund (Ticker Symbol: DKA) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index.

The WisdomTree International Energy Sector Fund returned -1.06% at net asset value for the six month period ended September 30, 2010. The Fund benefited from its investment in Hong Kong, which produced a notable contribution to positive Fund performance. The Fund’s investment in the United Kingdom, which under performed its international peers, created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Energy Sector Index	S&P Developed ex-U.S. BMI Energy Sector Index
Six Months*	-1.06%	-0.15%	-2.45%	-3.71%
One Year	-2.11%	-1.94%	-3.34%	0.65%
Three Year	-7.49%	-7.40%	-7.41%	N/A
Since Inception[1]	2.29%	2.13%	2.43%	-4.23%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	19

Performance Summary (unaudited)

WisdomTree International Utilities Sector Fund (DBU)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
GDF Suez	7.9%
Enel SpA	7.4%
Iberdrola S.A.	6.7%
Electricite de France S.A.	6.1%
E.ON AG	6.0%
RWE AG	5.4%
National Grid PLC	3.8%
Fortum Oyj	2.9%
Centrica PLC	2.7%
Scottish & Southern Energy PLC	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Utilities Sector Fund (Ticker Symbol: DBU) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index.

The WisdomTree International Utilities Sector Fund returned -3.50% at net asset value for the six month period ended September 30, 2010. The Fund benefited from its investment in United Kingdom, which produced a notable contribution to positive Fund performance. The Fund’s investment in Germany, which under performed its international peers, created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Utilities Sector Index	S&P Developed ex-U.S. BMI Utilities Sector Index
Six Months*	-3.50%	-3.58%	-3.66%	-2.65%
One Year	-8.00%	-9.00%	-8.13%	-5.88%
Three Year	-10.69%	-10.76%	-10.81%	N/A
Since Inception[1]	-1.64%	-1.87%	-1.32%	-10.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

20	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Real Estate Fund (DRW)

Country Breakdown† as of 9/30/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/10

Description	% of Net Assets
Westfield Group	8.2%
Sun Hung Kai Properties Ltd.	4.4%
Cheung Kong Holdings Ltd.	4.4%
Gecina S.A.	2.7%
Stockland	2.5%
Klepierre	2.4%
Hang Lung Properties Ltd.	2.0%
Unibail-Rodamco SE	2.0%
Wharf Holdings Ltd.	1.9%
Corio N.V.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Real Estate Fund (Ticker Symbol: DRW) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index.

The WisdomTree International Real Estate Fund returned 10.37% at net asset value for the six month period ended September 30, 2010. The Fund benefited from its investment in Hong Kong, which outperformed many international peers. The Fund’s investment in the United Kingdom, which underperformed many of its international peers, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on the Fund distribution. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Real Estate Index	Dow Jones Global ex-U.S. Select Real Estate Securities Index
Six Months*	10.37%	11.36%	10.18%	11.72%
One Year	10.81%	11.10%	11.08%	12.90%
Three Years	-12.53%	-12.62%	-12.46%	-11.85%
Since Inception[1]	-10.91%	-11.04%	-10.79%	-12.60%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on June 5, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	21

Description of Indexes (unaudited)

Below are descriptions of each index referenced in this Semi-Annual Report:

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (WisdomTree DEFA) measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree DEFA International Hedged Equity Index measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree DEFA Index.

The WisdomTree DEFA Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree DEFA Index.

The WisdomTree Global Equity Income Index measures the performance of high dividend-paying companies selected from the WisdomTree Dividend Index and the WisdomTree World ex-U.S. Index.

The WisdomTree Europe Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Europe SmallCap Dividend Index measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Japan Dividend Index measures the performance of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree World ex-U.S. Growth Index measures the stock performance of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Japan SmallCap Dividend Index measures the performance of dividend-paying small-capitalization companies in Japan.

The WisdomTree Pacific ex-Japan Dividend Index measures the performance of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree International LargeCap Dividend Index measures the performance of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International MidCap Dividend Index measures the performance of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International SmallCap Dividend Index measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Emerging Markets Equity Income Index measures the performance of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

22	WisdomTree International Dividend and Sector Funds

Description of Terms and Indices (unaudited) (continued)

The WisdomTree Emerging Markets SmallCap Dividend Index measures the performance of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Middle East Dividend Index measures the performance of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree International Sector Indexes are derived from the WisdomTree DEFA Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid capitalization equities in the developed markets excluding the US & Canada.

The MSCI EAFE Small Cap Index measures the performance of small-capitalization stocks in the MSCI EAFE Index.

The MSCI Europe Small-Cap Index measures the performance of small-capitalization stocks in the MSCI Europe Index.

The MSCI Europe Value Index measures the performance of value stocks in the MSCI Europe Index.

The MSCI AC World Index measures the performance of the world stock market indexes covered by MSCI.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index measures the performance of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI Japan Index is a capitalization weighted index that monitors the performance of stocks in Japan.

The MSCI Japan Value Index measures the performance of value stocks in the MSCI Japan Index.

The MSCI AC World ex-USA Growth Index measures the performance of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

The MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Arabian Markets ex Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Egypt, Jordan, and Morocco.

WisdomTree International Dividend and Sector Funds	23

Description of Terms and Indices (unaudited) (concluded)

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the United States.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is designed to provide measures of real estate securities that serve as proxies for direct real estate investing in the international markets and is weighted by float-adjusted market cap.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

24	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 04/01/10 to 9/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree International Dividend and Sector Funds	25

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 4/01/2010	Ending Account Value 9/30/10	Annualized Expense Ratio Based on the Period 4/01/10 to 9/30/10	Expenses Paid During the Period† 4/01/10 to 9/30/10
WisdomTree DEFA Fund
Actual	$1,000.00	$1,012.36	0.48%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	0.48%	$2.45
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$999.42	0.58%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.58%	$2.95
WisdomTree Global Equity Income Fund
Actual	$1,000.00	$1,022.35	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.95
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,062.77	0.58%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.58%	$2.95
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$854.24	0.48%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.48%	$2.45
WisdomTree World ex-U.S. Growth Fund
Actual	$1,000.00	$1,050.25	0.57%**	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	0.57%**	$2.89
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$981.91	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.95
WisdomTree Pacific ex-Japan Total Dividend Fund
Actual	$1,000.00	$1,050.97	0.48%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	0.48%	$2.45
WisdomTree Pacific ex-Japan Equity Income Fund
Actual	$1,000.00	$1,021.24	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.58%	$2.95
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$997.53	0.48%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	0.48%	$2.45
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,047.32	0.58%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.58%	$2.95
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,034.30	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.58%	$2.95
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,033.92	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.58%	$2.96
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$1,092.60	0.63%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	0.63%	$3.20
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,149.62	0.63%**	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	0.63%**	$3.18
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,042.52	0.88%	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	0.88%	$4.48
WisdomTree International Hedged Equity Fund
Actual	$1,000.00	$973.23	0.58%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	0.58%	$2.93

26	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/2010	Ending Account Value 9/30/10	Annualized Expense Ratio Based on the Period 4/01/10 to 9/30/10	Expenses Paid During the Period† 4/01/10 to 9/30/10
WisdomTree International Basic Materials Sector Fund
Actual	$1,000.00	$976.29	0.58%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.58%	$2.95
WisdomTree International Energy Sector Fund
Actual	$1,000.00	$989.43	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.58%	$2.95
WisdomTree International Utilities Sector Fund
Actual	$1,000.00	$965.00	0.58%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.58%	$2.95
WisdomTree International Real Estate Fund
Actual	$1,000.00	$1,103.71	0.58%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.58%	$2.96
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect one-half year period).

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that are paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

WisdomTree International Dividend and Sector Funds	27

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 11.2%
Adelaide Brighton Ltd.	69,729	$232,252
AGL Energy Ltd.	23,990	375,602
Amalgamated Holdings Ltd.	20,807	118,864
Amcor Ltd.	52,003	327,791
AMP Ltd.(a)	118,771	587,650
Australia & New Zealand Banking Group Ltd.	147,192	3,374,842
AXA Asia Pacific Holdings Ltd.	65,575	326,354
Bank of Queensland Ltd.	18,339	198,876
Bendigo and Adelaide Bank Ltd.	26,953	238,790
BHP Billiton Ltd.	101,542	3,825,555
Billabong International Ltd.	16,657	128,541
Brambles Ltd.(a)	58,394	354,506
Cabcharge Australia Ltd.	36,134	193,477
Caltex Australia Ltd.	14,095	163,633
Cardno Ltd.	43,146	192,170
carsales.com.au Ltd.	32,726	147,344
Coca-Cola Amatil Ltd.	38,424	445,704
Cochlear Ltd.	2,689	182,905
Commonwealth Bank of Australia	80,199	3,973,488
Computershare Ltd.	18,625	175,828
Consolidated Media Holdings Ltd.	69,349	222,257
Crane Group Ltd.(a)	19,755	156,657
Cromwell Group	192,324	132,215
Crown Ltd.	45,008	365,628
CSL Ltd.	13,581	434,601
CSR Ltd.	196,612	342,665
David Jones Ltd.(a)	58,251	280,880
Downer EDI Ltd.	37,037	176,437
DUET Group(b)	124,504	209,759
Energy Resources of Australia Ltd.	11,240	144,746
Envestra Ltd.(b)	348,736	172,209
Fleetwood Corp., Ltd.	17,733	188,526
Foster’s Group Ltd.	119,468	709,087
Goodman Fielder Ltd.	153,701	194,211
GWA International Ltd.(a)	55,464	168,090
Harvey Norman Holdings Ltd.	70,183	256,189
Healthscope Ltd.	31,747	185,049
Insurance Australia Group Ltd.	117,026	412,450
Iress Market Technology Ltd.(a)	18,191	150,595
Leighton Holdings Ltd.(a)	15,727	503,427
Lend Lease Group(b)	37,120	273,514
Macquarie Group Ltd.	12,948	454,713
Metcash Ltd.	72,582	307,113
Mirvac Group(b)	27,564	35,496
Monadelphous Group Ltd.	14,757	229,473
Myer Holdings Ltd.(a)	52,505	191,151
National Australia Bank Ltd.	140,680	3,451,648
New Hope Corp., Ltd.	40,174	196,437
NIB Holdings Ltd.	129,595	155,596
OneSteel Ltd.	58,452	165,827
Orica Ltd.	15,203	378,459
Origin Energy Ltd.	38,104	584,773

Investments	Shares	Value

Perpetual Ltd.	5,637	$165,869
Platinum Asset Management Ltd.(a)	43,038	206,691
Primary Health Care Ltd.	52,125	177,655
QBE Insurance Group Ltd.	61,108	1,021,237
Rio Tinto Ltd.	5,680	422,209
Salmat Ltd.	46,666	176,219
Santos Ltd.	34,653	429,811
Sonic Healthcare Ltd.	27,306	290,829
SP AusNet(b)	293,914	244,741
Spark Infrastructure Group(c)	181,563	194,257
Spark Infrastructure Group*	51,875	55,502
Suncorp-Metway Ltd.	67,135	585,031
TABCORP Holdings Ltd.	73,909	500,937
Tatts Group Ltd.	171,204	396,186
Telstra Corp., Ltd.	1,316,574	3,339,905
Toll Holdings Ltd.	44,999	287,564
Transurban Group(b)	64,385	309,834
UGL Ltd.	15,754	226,824
Wesfarmers Ltd.	62,520	1,990,996
West Australian Newspapers Holdings Ltd.(a)	24,540	169,890
Westpac Banking Corp.	197,240	4,438,321
Woodside Petroleum Ltd.	22,987	976,644
Woolworths Ltd.	58,543	1,634,774
WorleyParsons Ltd.	13,094	282,091
Wotif.com Holdings Ltd.	27,651	130,653

Total Australia		46,048,720
Austria – 0.8%
Andritz AG	2,072	145,706
Bank Austria Creditanstalt AG*(d)†	3,774	–
Erste Group Bank AG	8,467	339,492
Oesterreichische Post AG	11,774	353,063
OMV AG	11,481	430,405
Raiffeisen International Bank Holding AG	5,485	256,094
Strabag SE	6,481	153,997
Telekom Austria AG	36,314	547,318
Verbund AG(a)	14,963	537,243
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,578	300,263
Voestalpine AG	9,734	359,065

Total Austria		3,422,646
Belgium – 1.1%
Ageas	98,720	283,022
Anheuser-Busch InBev N.V.	14,776	870,431
Bekaert S.A.	671	177,301
Belgacom S.A.	28,839	1,126,208
Delhaize Group S.A.	3,605	261,826
Mobistar S.A.	7,785	477,414
Solvay S.A.	4,479	478,478
Tessenderlo Chemie N.V.	4,504	140,563
UCB S.A.(a)	8,814	305,816
Umicore	6,236	269,960

Total Belgium		4,391,019

See Notes to Financial Statements.

28	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2010

Investments	Shares	Value

Denmark – 0.5%
Danisco A/S	2,057	$183,704
FLSmidth & Co. A/S	2,122	155,262
H. Lundbeck A/S	11,492	203,263
Novo Nordisk A/S Class B	9,538	947,912
Novozymes A/S Class B	1,314	167,418
Tryg A/S	4,307	259,350

Total Denmark		1,916,909
Finland – 1.6%
Fortum Oyj	43,817	1,147,927
Kone Oyj Class B	9,780	506,028
Konecranes Oyj	5,411	202,628
Metso Oyj	5,098	233,988
Nokia Oyj	179,347	1,804,505
Orion Oyj Class B	10,937	218,742
Outokumpu Oyj	8,940	177,825
Pohjola Bank PLC	17,023	207,415
Rautaruukki Oyj	9,268	191,815
Sampo Oyj Class A	29,743	804,389
Sanoma Oyj	11,762	249,212
UPM-Kymmene Oyj	21,255	364,748
Uponor Oyj	8,980	148,831
Wartsila Oyj	5,523	360,940

Total Finland		6,618,993
France – 15.8%
Accor S.A.	11,991	438,474
Aeroports de Paris	4,342	354,714
Air Liquide S.A.	8,524	1,041,393
Alstom S.A.	11,182	571,242
AXA S.A.	109,889	1,924,013
BNP Paribas	40,926	2,914,853
Bourbon S.A.	3,532	144,391
Bouygues S.A.	20,428	878,064
Bureau Veritas S.A.	3,773	263,829
Canal Plus	26,302	192,105
Cap Gemini S.A.	5,153	258,884
Carrefour S.A.	25,415	1,367,566
Casino Guichard Perrachon S.A.	5,991	549,296
CFAO S.A.	5,108	203,625
Christian Dior S.A.	4,934	645,838
Cie Generale des Etablissements Michelin Class B	3,859	294,024
Cie Generale d’Optique Essilor International S.A.	4,438	305,786
CNP Assurances	38,160	709,809
Compagnie de Saint-Gobain	19,475	867,543
Credit Agricole S.A.	126,460	1,979,355
Danone	21,098	1,263,732
Eiffage S.A.(a)	5,100	242,853
Electricite de France S.A.	74,141	3,202,517
Eutelsat Communications	9,490	362,761
France Telecom S.A.	309,330	6,693,416
GDF Suez(a)	161,947	5,805,828
Hermes International	890	203,517
ICADE	3,773	396,929

Investments	Shares	Value

Imerys S.A.	3,451	$207,015
Klepierre	13,875	535,874
Lafarge S.A.	15,744	902,736
Lagardere SCA	9,069	354,778
Legrand S.A.	10,602	359,096
L’Oreal S.A.	13,219	1,488,483
LVMH Moet Hennessy Louis Vuitton S.A.(a)	10,622	1,560,325
M-6 Metropole Television S.A.	24,164	569,055
Neopost S.A.	3,775	281,337
Nexity	6,663	253,469
PagesJaunes Groupe	40,331	422,915
Pernod-Ricard S.A.	3,099	259,134
PPR	5,139	833,122
Publicis Groupe S.A.	5,962	283,574
Remy Cointreau S.A.	2,573	173,543
Safran S.A.	6,255	176,081
Sanofi-Aventis S.A.	69,201	4,617,380
Schneider Electric S.A.	7,346	932,775
SCOR SE(a)	15,940	381,476
Societe BIC S.A.	1,879	151,065
Societe Generale	6,372	367,535
Societe Television Francaise 1	13,572	211,596
Sodexo	6,103	396,595
Suez Environnement Co.	27,560	509,818
Technip S.A.	4,310	347,098
TOTAL S.A.(a)	165,354	8,534,154
Vallourec S.A.	5,812	578,190
Veolia Environnement	31,955	842,835
Vinci S.A.(a)	26,581	1,334,324
Vivendi S.A.	112,495	3,079,244

Total France		65,020,979
Germany – 6.6%
Allianz SE	19,173	2,169,907
BASF SE	31,338	1,978,912
Bayer AG	22,118	1,544,500
Bayerische Motoren Werke AG	5,568	391,018
Beiersdorf AG	4,406	270,077
Bilfinger Berger AG	3,021	208,523
Celesio AG	6,901	150,363
Deutsche Bank AG	8,428	461,905
Deutsche Boerse AG	7,506	501,549
Deutsche Post AG	54,416	988,412
Deutsche Telekom AG	317,248	4,346,231
E.ON AG	101,739	3,004,281
Fielmann AG	1,339	125,072
Fraport AG Frankfurt Airport Services Worldwide	4,466	271,987
Fresenius Medical Care AG & Co. KGaA	5,015	310,180
Hamburger Hafen und Logistik AG	5,354	208,680
Hannover Rueckversicherung AG	7,230	333,027
Henkel AG & Co. KGaA	4,989	226,227
Hochtief AG	2,828	245,237
Linde AG	3,732	486,464
Merck KGAA	3,680	309,575
Metro AG	8,577	559,120

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2010

Investments	Shares	Value

Muenchener Rueckversicherungs AG	9,683	$1,343,075
RWE AG	29,190	1,974,578
Salzgitter AG	3,000	194,602
SAP AG	14,575	721,992
Siemens AG	18,234	1,927,470
Suedzucker AG	9,852	220,647
Symrise AG	6,602	183,731
ThyssenKrupp AG	10,434	340,729
United Internet AG Registered Shares	16,331	264,420
Volkswagen AG(a)	6,565	724,442
Wacker Chemie AG	957	176,834
Wincor Nixdorf AG	2,620	171,062

Total Germany		27,334,829
Hong Kong – 5.1%
Bank of East Asia Ltd.	57,000	241,196
BOC Hong Kong Holdings Ltd.	457,000	1,448,140
Cheung Kong (Holdings) Ltd.	61,000	924,052
China Merchants Holdings International Co., Ltd.	66,000	239,746
China Mobile Ltd.	597,500	6,114,924
China Overseas Land & Investment Ltd.	118,000	249,583
China Resources Enterprise Ltd.	50,000	226,388
China Resources Power Holdings Co., Ltd.	114,000	244,940
China Unicom Hong Kong Ltd.	396,000	579,472
Citic Pacific Ltd.	111,000	253,079
CLP Holdings Ltd.	93,500	746,126
CNOOC Ltd.	1,113,300	2,156,847
Fushan International Energy Group Ltd.	284,000	192,426
Hang Seng Bank Ltd.	80,200	1,178,743
Hong Kong & China Gas Co., Ltd.	122,600	310,164
Hong Kong Exchanges and Clearing Ltd.	32,900	647,558
Hongkong Electric Holdings Ltd.	86,500	525,360
Hopewell Holdings Ltd.	63,000	203,692
Hutchison Whampoa Ltd.	130,000	1,212,387
Hysan Development Co., Ltd.	60,000	214,860
Industrial & Commercial Bank of China Asia Ltd.	65,000	238,626
MTR Corp.	108,000	408,311
New World Development Ltd.	116,000	233,697
Shanghai Industrial Holdings Ltd.	46,000	232,275
Sino Land Co., Ltd.	146,000	302,035
Sun Hung Kai Properties Ltd.	53,000	914,829
Television Broadcasts Ltd.	35,000	199,724
Wharf Holdings Ltd.	68,000	437,088

Total Hong Kong		20,876,268
Ireland – 0.2%
CRH PLC	24,588	403,482
DCC PLC	7,612	218,334
Kerry Group PLC Class A	5,035	176,897

Total Ireland		798,713
Italy – 5.0%
A2A SpA	260,326	399,822
Assicurazioni Generali SpA	28,885	582,438
Atlantia SpA	28,594	593,355
Banca Carige SpA	104,819	244,413

Investments	Shares	Value

Banca Generali SpA	13,869	$169,459
Banca Popolare di Sondrio S.c.r.l.	25,131	227,125
Edison SpA	253,649	319,099
Enel SpA	895,313	4,779,123
ENI SpA	228,614	4,940,606
Fiat SpA	23,993	370,789
Finmeccanica SpA	25,957	308,829
Hera SpA	97,819	186,826
Intesa Sanpaolo SpA	372,347	1,211,092
Iren SpA	183,096	317,203
Lottomatica SpA	13,511	207,324
Luxottica Group SpA	8,105	221,963
MARR SpA	20,074	216,637
Mediaset SpA	55,279	392,428
Mediolanum SpA	46,104	205,346
Milano Assicurazioni SpA	81,733	153,202
Parmalat SpA	113,429	291,434
Pirelli & C SpA	22,995	187,415
Prysmian SpA	8,894	162,704
Saipem SpA	9,562	383,528
Snam Rete Gas SpA	173,658	880,745
Telecom Italia SpA	618,713	865,784
Telecom Italia SpA RSP	376,620	424,955
Terna Rete Elettrica Nazionale SpA	106,302	452,423
UniCredit SpA	272,910	697,837
Unione di Banche Italiane SCPA	28,239	274,104
Zignago Vetro SpA	23,031	149,349

Total Italy		20,817,357
Japan – 10.9%
Aeon Co., Ltd.	19,600	210,218
Aisin Seiki Co., Ltd.	6,400	199,492
Ajinomoto Co., Inc.	25,000	244,494
Asahi Glass Co., Ltd.	26,000	264,855
Asahi Kasei Corp.	46,000	253,292
Astellas Pharma, Inc.(a)	19,200	692,937
Bank of Yokohama Ltd. (The)	47,000	219,416
Bridgestone Corp.	12,700	231,227
Canon, Inc.	33,100	1,543,267
Chiba Bank Ltd. (The)	31,000	180,716
Chiyoda Co., Ltd.	13,700	147,594
Chubu Electric Power Co., Inc.	19,700	486,487
Chugai Pharmaceutical Co., Ltd.	13,200	242,384
Chugoku Electric Power Co., Inc. (The)(a)	12,900	254,325
Circle K Sunkus Co., Ltd.	13,700	183,016
Coca-Cola Central Japan Co., Ltd.	14,500	194,919
Coca-Cola West Co., Ltd.	11,700	197,194
Cosmo Oil Co., Ltd.	64,000	167,010
Dai Nippon Printing Co., Ltd.	29,000	353,735
Daiichi Sankyo Co., Ltd.(a)	25,800	524,400
Daikin Industries Ltd.	5,800	218,003
Daito Trust Construction Co., Ltd.	5,200	310,606
Daiwa House Industry Co., Ltd.	21,000	211,156
Daiwa Securities Group, Inc.	65,000	262,210
Denso Corp.	10,500	311,079

See Notes to Financial Statements.

30	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2010

Investments	Shares	Value

East Japan Railway Co.	6,500	$392,147
Eisai Co., Ltd.(a)	14,700	513,638
Ezaki Glico Co., Ltd.(a)	14,000	181,159
Fanuc Ltd.	1,700	216,316
Fast Retailing Co., Ltd.	1,600	225,233
FUJIFILM Holdings Corp.	7,000	231,685
Fujitsu Ltd.	31,000	217,453
Hokuetsu Kishu Paper Co., Ltd.	32,500	156,003
Hokuriku Electric Power Co.	9,700	221,310
Honda Motor Co., Ltd.	21,600	766,110
House Foods Corp.(a)	13,400	203,550
Hoya Corp.(a)	15,200	370,266
Ito En Ltd.	9,900	162,472
ITOCHU Corp.	34,400	314,599
Itochu Techno-Solutions Corp.	4,600	150,103
Japan Tobacco, Inc.	139	462,390
Joyo Bank Ltd. (The)	52,000	226,574
JS Group Corp.	10,300	201,833
Kajima Corp.(a)	71,000	170,828
Kaken Pharmaceutical Co., Ltd.	21,000	218,698
Kandenko Co., Ltd.	32,000	191,525
Kaneka Corp.	27,000	161,922
Kansai Electric Power Co., Inc. (The)(a)	23,400	567,773
Kao Corp.	15,300	372,519
KDDI Corp.	95	454,303
Kirin Holdings Co., Ltd.	23,000	326,251
Komatsu Ltd.	11,600	269,102
Konami Corp.	9,900	174,678
Konica Minolta Holdings, Inc.	15,000	146,158
Kubota Corp.	28,000	256,069
Kyocera Corp.	3,600	340,005
Kyowa Exeo Corp.	16,300	146,532
Kyowa Hakko Kirin Co., Ltd.	19,000	188,090
Kyushu Electric Power Co., Inc.	15,100	344,513
Lawson, Inc.	6,000	274,719
Mabuchi Motor Co., Ltd.	3,400	173,785
Makita Corp.	5,200	164,764
Marubeni Corp.	39,000	220,350
Marui Group Co., Ltd.	20,100	150,377
Maruichi Steel Tube Ltd.	9,900	189,610
Matsui Securities Co., Ltd.	23,000	128,573
Max Co., Ltd.	14,000	158,200
MEIJI Holdings Co., Ltd.	4,300	202,286
Mitsubishi Chemical Holdings Corp.(a)	39,400	199,971
Mitsubishi Corp.	25,300	599,944
Mitsubishi Estate Co., Ltd.	14,000	227,580
Mitsubishi Heavy Industries Ltd.	58,000	213,838
Mitsubishi Tanabe Pharma Corp.	16,000	260,474
Mitsubishi UFJ Financial Group, Inc.(a)	304,100	1,416,027
Mitsui & Co., Ltd.	25,800	383,572
Mitsui Fudosan Co., Ltd.	17,000	286,521
Mizuho Financial Group, Inc.	673,900	984,149
Mochida Pharmaceutical Co., Ltd.	21,000	215,430
Morinaga & Co., Ltd.	78,000	185,803

Investments	Shares	Value

MS&AD Insurance Group Holdings	12,330	$282,938
Nichirei Corp.	39,000	165,262
Nippon Express Co., Ltd.	48,000	182,140
Nippon Flour Mills Co., Ltd.	39,000	200,742
Nippon Kayaku Co., Ltd.	21,000	204,621
Nippon Paper Group, Inc.	6,500	162,539
Nippon Telegraph & Telephone Corp.	43,600	1,902,346
Nisshin Seifun Group, Inc.	15,000	196,971
Nomura Real Estate Holdings, Inc.	10,500	148,941
Nomura Research Institute Ltd.(a)	9,800	184,058
NTT DoCoMo, Inc.(a)	1,347	2,241,238
OJI Paper Co., Ltd.(a)	41,000	181,099
Olympus Corp.	5,800	151,769
Oracle Corp.	6,500	309,283
Osaka Gas Co., Ltd.	60,000	216,184
Otsuka Corp.	2,300	152,526
Panasonic Corp.	18,600	251,815
Panasonic Electric Works Co., Ltd.	18,000	238,520
Park24 Co., Ltd.	15,900	169,202
Ricoh Co., Ltd.	22,000	309,959
Sankyo Co., Ltd.	5,300	280,417
Secom Co., Ltd.	6,100	275,281
Seven & I Holdings Co., Ltd.	22,300	522,131
Sharp Corp.	22,000	218,841
Shimizu Corp.	39,000	144,254
Shin-Etsu Chemical Co., Ltd.	8,700	423,336
Shionogi & Co., Ltd.	10,100	184,735
Shiseido Co., Ltd.(a)	12,600	282,648
Showa Shell Sekiyu K.K.	31,300	239,040
Sony Corp.	9,300	287,327
Sumitomo Chemical Co., Ltd.	43,000	188,389
Sumitomo Corp.	31,600	407,010
Sumitomo Electric Industries Ltd.	16,600	202,284
Sumitomo Metal Industries Ltd.	138,000	348,552
Sumitomo Mitsui Financial Group, Inc.	33,400	972,334
Sumitomo Realty & Development Co., Ltd.	9,000	185,839
Sumitomo Trust & Banking Co., Ltd. (The)	43,000	215,154
T&D Holdings, Inc.	9,150	190,579
Taisei Corp.	63,000	129,710
Takeda Pharmaceutical Co., Ltd.	31,200	1,432,272
Tohoku Electric Power Co., Inc.(a)	17,700	391,120
Tokai Tokyo Financial Holdings, Inc.	44,000	144,841
Tokio Marine Holdings, Inc.	14,800	398,966
Tokyo Electric Power Co., Inc. (The)(a)	27,400	667,781
Tokyo Gas Co., Ltd.	58,000	263,131
Tokyu Corp.	49,000	216,435
TonenGeneral Sekiyu K.K.(a)	40,000	370,122
Toppan Forms Co., Ltd.	18,600	172,775
Toppan Printing Co., Ltd.(a)	33,000	257,948
Toyoda Gosei Co., Ltd.	5,200	114,532
Toyota Auto Body Co., Ltd.	11,600	176,485
Toyota Motor Corp.	42,500	1,525,197
Trend Micro, Inc.	6,500	193,817
USS Co., Ltd.	2,230	166,302

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2010

Investments	Shares	Value

Yahoo! Japan Corp.	673	$232,336
Yamato Holdings Co., Ltd.	14,400	174,096
Yamato Kogyo Co., Ltd.	6,000	145,224

Total Japan		44,875,206
Netherlands – 1.6%
Akzo Nobel N.V.	7,042	435,070
Fugro N.V. CVA	3,625	238,708
Heineken Holding N.V.	5,654	247,698
Heineken N.V.(a)	8,071	419,145
Koninklijke Ahold N.V.	18,931	255,551
Koninklijke Boskalis Westminster N.V.	3,678	154,578
Koninklijke DSM N.V.	6,310	323,730
Koninklijke KPN N.V.	95,135	1,473,470
Koninklijke Philips Electronics N.V.	22,890	720,456
Reed Elsevier N.V.	29,264	369,549
STMicroelectronics N.V.	21,777	166,963
TNT N.V.	9,033	243,061
Unilever N.V. CVA	43,947	1,315,423
Wolters Kluwer N.V.	12,187	256,221

Total Netherlands		6,619,623
New Zealand – 0.2%
Contact Energy Ltd.*	53,282	221,825
Telecom Corp. of New Zealand Ltd.	238,052	353,700
Vector Ltd.	158,698	266,145
Warehouse Group Ltd. (The)	80,007	222,450

Total New Zealand		1,064,120
Norway – 1.4%
Aker ASA Class A	8,947	177,223
Aker Solutions ASA	10,685	155,544
Copeinca ASA	18,904	137,191
DnB NOR ASA	40,381	551,979
Fred Olsen Energy ASA	5,702	199,699
Marine Harvest ASA(a)	257,318	225,190
Norsk Hydro ASA	27,533	166,904
Orkla ASA	54,209	501,712
Statoil ASA	115,471	2,419,366
Telenor ASA	41,302	649,553
Veidekke ASA	20,351	156,380
Yara International ASA	7,296	331,399

Total Norway		5,672,140
Portugal – 0.9%
Banco BPI S.A. Registered Shares	83,523	178,222
Banco Comercial Portugues S.A. Class R(a)	197,198	172,028
Banco Espirito Santo S.A.	59,007	273,489
Brisa Auto-Estradas de Portugal S.A.	46,970	303,304
Cimpor Cimentos de Portugal, SGPS, S.A.	40,639	261,978
EDP-Energias de Portugal S.A.	201,178	690,466
Galp Energia, SGPS, S.A. Class B	15,946	275,602
Jeronimo Martins, SGPS, S.A.	17,108	229,121
Portucel Empresa Produtora de Pasta e Papel S.A.	53,097	156,937
Portugal Telecom, SGPS, S.A.	55,075	736,095
Sonae	153,787	170,690

Investments	Shares	Value

Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	37,333	$147,804

Total Portugal		3,595,736
Singapore – 2.0%
Ascendas India Trust	226,715	172,361
CapitaLand Ltd.	113,000	348,789
Cityspring Infrastructure Trust	426,000	197,560
DBS Group Holdings Ltd.	77,000	824,237
Fraser and Neave Ltd.	52,000	256,966
Jardine Cycle & Carriage Ltd.	12,000	358,536
Keppel Corp., Ltd.	61,000	416,452
M1 Ltd.	103,000	171,490
Oversea-Chinese Banking Corp., Ltd.	90,000	605,542
SembCorp Industries Ltd.	82,000	271,806
SembCorp Marine Ltd.	86,000	256,951
SIA Engineering Co., Ltd.	72,000	251,796
Singapore Exchange Ltd.	52,000	356,589
Singapore Post Ltd.	262,000	243,008
Singapore Press Holdings Ltd.	118,000	381,267
Singapore Technologies Engineering Ltd.	127,000	324,416
Singapore Telecommunications Ltd.	558,000	1,332,056
StarHub Ltd.	165,000	323,640
United Overseas Bank Ltd.	43,000	598,898
UOB-Kay Hian Holdings Ltd.	185,000	219,409
Venture Corp., Ltd.	29,000	216,505
Wilmar International Ltd.	80,000	365,530

Total Singapore		8,493,804
Spain – 7.6%
Abertis Infraestructuras, S.A.	37,992	709,018
Acciona S.A.(a)	3,344	282,862
ACS Actividades de Construccion y Servicios, S.A.(a)	21,517	1,075,860
Banco Bilbao Vizcaya Argentaria S.A.	174,359	2,357,737
Banco de Sabadell S.A.(a)	54,537	273,544
Banco Espanol de Credito S.A.(a)	51,354	519,013
Banco Popular Espanol S.A.	74,183	470,927
Banco Santander S.A.	532,020	6,767,069
Bankinter, S.A.(a)	34,347	239,001
Bolsas y Mercados Espanoles S.A.	9,969	266,886
Criteria Caixacorp S.A.(a)	205,604	1,081,502
Duro Felguera S.A.(a)	15,497	132,863
Ebro Foods S.A.	12,657	253,488
Enagas	13,577	275,528
Endesa S.A.	28,766	771,093
Ferrovial S.A.	27,400	256,571
Fomento de Construcciones y Contratas S.A.(a)	12,582	348,349
Gas Natural SDG S.A.	60,361	901,097
Grifols S.A.(a)	15,653	224,807
Iberdrola S.A.	309,674	2,385,675
Inditex S.A.	14,304	1,137,887
Indra Sistemas S.A.(a)	11,947	228,178
Mapfre S.A.	104,927	319,726
Red Electrica Corp. S.A.	6,149	289,572

See Notes to Financial Statements.

32	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2010

Investments	Shares	Value

Repsol YPF S.A.	64,991	$1,676,473
Tecnicas Reunidas S.A.	3,147	168,006
Telefonica S.A.	309,718	7,680,657
Zardoya Otis S.A.	24,641	441,692

Total Spain		31,535,081
Sweden – 2.9%
Alfa Laval AB	15,065	264,343
Assa Abloy AB Class B	10,176	257,025
Atlas Copco AB Class B	33,148	584,106
Axfood AB	5,291	174,439
Boliden AB	12,797	194,126
Castellum AB	13,690	182,349
Electrolux AB Series B	8,441	208,186
Hennes & Mauritz AB Class B	53,730	1,948,651
Investor AB Class A	7,401	144,709
Kungsleden AB	24,409	207,623
Nordea Bank AB	127,986	1,334,901
Peab AB	35,037	257,680
Ratos AB Class B	8,959	309,879
Sandvik AB	14,581	223,788
Securitas AB Class B	24,385	263,032
Skandinaviska Enskilda Banken AB Class A	51,150	379,832
Skanska AB Class B	24,661	452,509
SKF AB Class B	13,358	307,626
Svenska Cellulosa AB Class B	28,914	440,333
Svenska Handelsbanken AB Class A	24,349	799,146
Swedish Match AB	10,104	269,918
Tele2 AB Class B	14,918	313,629
Telefonaktiebolaget LM Ericsson Class B	75,886	834,340
TeliaSonera AB	184,651	1,497,938

Total Sweden		11,850,108
Switzerland – 5.7%
Adecco S.A.	4,376	230,009
Baloise Holding AG	3,493	316,782
Cie Financiere Richemont S.A. Class A	5,803	281,017
Credit Suisse Group AG	45,679	1,963,783
Geberit AG	2,063	369,543
Holcim Ltd.	6,251	403,745
Kuehne + Nagel International AG	2,944	355,588
Nestle S.A.	98,225	5,263,400
Novartis AG	88,398	5,098,754
Roche Holding AG	27,943	3,838,426
Schindler Holding AG Participating Shares	2,729	294,423
SGS S.A.	356	578,666
Sulzer AG	1,843	215,059
Swatch Group AG (The)	3,182	221,156
Swiss Reinsurance Co., Ltd.	7,878	347,472
Swisscom AG	2,534	1,027,918
Syngenta AG	2,133	533,168
Zurich Financial Services AG	8,759	2,064,791

Total Switzerland		23,403,700
United Kingdom – 18.1%
Aberdeen Asset Management PLC	85,249	215,608

Investments	Shares	Value

Admiral Group PLC	13,085	$343,518
AMEC PLC	12,143	188,671
Antofagasta PLC	18,705	364,315
Ashmore Group PLC	56,762	299,285
Associated British Foods PLC	21,139	349,431
AstraZeneca PLC	65,375	3,331,086
Atkins WS PLC	13,491	156,467
Aviva PLC	194,224	1,220,867
BAE Systems PLC	170,124	917,643
Balfour Beatty PLC	50,954	214,785
Barclays PLC	133,393	629,762
BG Group PLC	38,530	679,104
BHP Billiton PLC	59,316	1,892,771
Brewin Dolphin Holdings PLC	72,979	151,513
British American Tobacco PLC	88,201	3,300,251
British Land Co. PLC	52,702	386,172
British Sky Broadcasting Group PLC	49,266	547,704
BT Group PLC	195,841	432,049
Cable & Wireless Communications PLC	482,198	431,214
Capita Group PLC (The)	18,327	226,994
Carillion PLC	34,966	172,737
Centrica PLC	202,693	1,033,271
Chaucer Holdings PLC	210,347	160,760
Chesnara PLC	49,444	168,294
Close Brothers Group PLC	14,989	174,195
Compass Group PLC	47,690	398,670
Davis Service Group PLC	30,824	195,019
Diageo PLC	84,714	1,463,077
Electrocomponents PLC	54,247	207,551
Eurasian Natural Resources Corp. PLC	11,983	173,439
Firstgroup PLC	32,820	187,632
Fresnillo PLC	13,529	264,782
G4S PLC	51,660	207,259
GlaxoSmithKline PLC	260,494	5,149,555
Go-Ahead Group PLC	8,704	153,891
Greene King PLC	22,602	146,312
Hargreaves Lansdown PLC	38,797	269,000
Hays PLC	146,985	261,961
HMV Group PLC	142,755	107,978
Home Retail Group PLC	68,227	221,475
HSBC Holdings PLC	572,222	5,816,016
ICAP PLC	35,117	238,781
IG Group Holdings PLC	22,383	175,368
IMI PLC	15,372	185,913
Imperial Tobacco Group PLC	38,979	1,165,197
Inmarsat PLC	16,706	174,669
Intercontinental Hotels Group PLC	9,179	164,314
International Power PLC	64,420	393,871
Interserve PLC	40,676	128,996
Investec PLC	19,194	153,800
J. Sainsbury PLC	76,483	470,879
Johnson Matthey PLC	7,876	218,682
Kier Group PLC	8,761	163,596
Kingfisher PLC	70,356	259,651

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	33

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

September 30, 2010

Investments	Shares	Value

Legal & General Group PLC	290,130	$473,189
Logica PLC	80,476	160,800
London Stock Exchange Group PLC	17,008	182,516
Man Group PLC	208,835	721,019
Marks & Spencer Group PLC	33,200	203,041
Marston’s PLC	85,065	124,126
Meggitt PLC	33,579	156,731
Melrose PLC	40,628	175,163
N. Brown Group PLC	34,080	124,753
National Grid PLC	176,697	1,503,572
Next PLC	7,159	249,990
Northumbrian Water Group PLC	38,317	200,824
Pearson PLC	32,228	500,485
Pennon Group PLC	21,572	197,670
Premier Farnell PLC	40,641	170,736
Provident Financial PLC	15,685	203,663
Prudential PLC	89,412	896,800
Reckitt Benckiser Group PLC	20,899	1,152,972
Reed Elsevier PLC	51,908	440,066
Rexam PLC	55,092	266,519
Rio Tinto PLC	13,055	765,487
Robert Wiseman Dairies PLC	19,227	97,287
Royal Dutch Shell PLC Class A	187,091	5,648,715
Royal Dutch Shell PLC Class B	148,744	4,352,639
RSA Insurance Group PLC	214,402	441,576
SABMiller PLC	30,088	965,085
Sage Group PLC (The)	61,031	265,725
Schroders PLC	9,177	207,951
Scottish & Southern Energy PLC	54,030	951,871
Segro PLC	43,860	188,683
Severn Trent PLC	15,145	312,877
Smiths Group PLC	13,433	258,035
Stagecoach Group PLC	67,696	194,363
Standard Chartered PLC	48,319	1,390,337
Standard Life PLC	158,943	579,069
Tate & Lyle PLC	31,985	235,276
Tesco PLC	246,846	1,649,276
Thomas Cook Group PLC	63,453	171,782
TUI Travel PLC	64,966	219,489
Unilever PLC	39,254	1,138,778
United Utilities Group PLC	47,406	428,045
Vedanta Resources PLC(a)	5,013	171,024
Vodafone Group PLC	3,050,325	7,551,333
WH Smith PLC	23,012	164,341
Whitbread PLC	7,057	180,596
WM Morrison Supermarkets PLC	84,917	395,683
Xstrata PLC	14,399	276,364

Total United Kingdom		74,412,123
TOTAL COMMON STOCKS (Cost: $397,689,116)		408,768,074

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree International Dividend ex-Financials Fund(e) (Cost: $842,577)	21,263	$915,797
RIGHTS – 0.0%
France – 0.0%
Cie Generale des Etablissements Michelin, expiring 10/13/10*	3,859	10,790
Germany – 0.0%
Deutsche Bank AG, expiring 10/05/10*	8,428	40,846
Spain – 0.0%
Duro Felguera S.A., expiring 10/01/10*	15,497	79,231
TOTAL RIGHTS (Cost: $59,275)		130,867
TOTAL LONG-TERM INVESTMENTS (Cost: $398,590,968)		409,814,738
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(f) (Cost: $284,321)	284,321	284,321
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.3%
MONEY MARKET FUND – 6.3%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(g) (Cost: $25,804,000)(h)	25,804,000	25,804,000
TOTAL INVESTMENTS IN SECURITIES – 105.8% (Cost: $424,679,289)(i)		435,903,059
Liabilities in Excess of Foreign Currency and Other Assets – (5.8)%		(23,965,385)

NET ASSETS – 100.0%		$411,937,674

RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At September 30, 2010, the aggregate value of these securities amounted to $194,257 representing 0.0% of net assets.

(d)	Escrow security - additional shares issued as a result of a corporate action.

(e)	Affiliated companies (See Note 7).

(f)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(g)	Interest rate shown reflects yield as of September 30, 2010.

(h)	At September 30, 2010, the total market value of the Fund’s securities on loan was $24,530,477 and the total market value of the collateral held by the Fund was $25,804,000.

(i)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

34	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 14.7%
AGL Energy Ltd.	15,903	$248,987
Amcor Ltd.	35,747	225,324
AMP Ltd.	66,489	328,971
Australia & New Zealand Banking Group Ltd.	69,655	1,597,061
Brambles Ltd.(a)	41,100	249,515
Coca-Cola Amatil Ltd.	24,526	284,493
Commonwealth Bank of Australia	37,514	1,858,644
Crown Ltd.	28,629	232,571
CSR Ltd.	121,334	211,467
David Jones Ltd.	43,317	208,870
Foster’s Group Ltd.	69,406	411,950
Harvey Norman Holdings Ltd.	53,067	193,711
Insurance Australia Group Ltd.	74,627	263,018
Leighton Holdings Ltd.(a)	9,063	290,110
Lend Lease Group(b)	30,110	221,862
Macquarie Group Ltd.	7,532	264,512
Metcash Ltd.	52,582	222,488
National Australia Bank Ltd.	66,180	1,623,757
Orica Ltd.	9,731	242,241
Origin Energy Ltd.	23,918	367,064
QBE Insurance Group Ltd.	31,270	522,584
Santos Ltd.	20,064	248,859
Sonic Healthcare Ltd.	17,647	187,954
SP AusNet(b)	215,807	179,701
Suncorp-Metway Ltd.	36,791	320,606
TABCORP Holdings Ltd.	47,492	321,889
Tatts Group Ltd.	117,216	271,252
Telstra Corp., Ltd.	616,029	1,562,752
Toll Holdings Ltd.	33,640	214,975
Transurban Group(b)	44,049	211,973
Wesfarmers Ltd.	26,741	851,587
Westpac Banking Corp.	91,991	2,069,994
Woolworths Ltd.	29,300	818,183
WorleyParsons Ltd.	8,859	190,854

Total Australia		17,519,779
Austria – 0.9%
Bank Austria Creditanstalt AG*(c)†	3,058	–
Oesterreichische Post AG	7,112	213,265
Telekom Austria AG	18,394	277,231
Verbund AG Class A(a)	7,431	266,808
Voestalpine AG	6,991	257,882

Total Austria		1,015,186
Belgium – 1.0%
Ageas	47,797	137,030
Belgacom S.A.	13,774	537,897
Mobistar S.A.	4,049	248,304
Solvay S.A.	2,549	272,302

Total Belgium		1,195,533
Denmark – 0.1%
Tryg A/S	2,816	169,568

Investments	Shares	Value

Finland – 2.1%
Fortum Oyj	19,931	$522,156
Kone Oyj Class B	4,941	255,653
Nokia Oyj	87,665	882,044
Sampo Oyj Class A	14,038	379,653
UPM-Kymmene Oyj	12,364	212,173
Wartsila Oyj	3,124	204,160

Total Finland		2,455,839
France – 21.2%
Accor S.A.	6,264	229,055
Alstom S.A.	5,415	276,630
AXA S.A.	51,534	902,293
BNP Paribas	18,876	1,344,396
Bouygues S.A.	9,812	421,753
Carrefour S.A.	11,935	642,215
Casino Guichard Perrachon S.A.	2,923	268,001
CNP Assurances	11,972	222,690
Compagnie de Saint-Gobain	10,069	448,539
Credit Agricole S.A.	60,431	945,868
Danone	9,994	598,622
Electricite de France S.A.	33,778	1,459,039
Eutelsat Communications	5,770	220,562
France Telecom S.A.	139,471	3,017,934
GDF Suez	73,481	2,634,306
Klepierre	8,461	326,777
Lafarge S.A.	7,788	446,552
Lagardere SCA	5,206	203,658
Legrand S.A.	6,004	203,359
M-6 Metropole Television S.A.	13,355	314,506
Neopost S.A.	2,613	194,737
PagesJaunes Groupe(a)	21,706	227,611
PPR	2,623	425,234
Sanofi-Aventis S.A.	31,439	2,097,742
Sodexo	3,285	213,471
Suez Environnement Co.	13,116	242,626
TOTAL S.A.	75,581	3,900,842
Vallourec S.A.	3,026	301,033
Veolia Environnement(a)	15,692	413,887
Vinci S.A.	13,026	653,885
Vivendi S.A.	52,874	1,447,282

Total France		25,245,105
Germany – 6.6%
Allianz SE	8,998	1,018,350
BASF SE	15,435	974,679
Deutsche Boerse AG	4,148	277,168
Deutsche Post AG	29,468	535,257
Deutsche Telekom AG	144,428	1,978,633
E.ON AG	47,078	1,390,180
Hannover Rueckversicherung AG	3,795	174,805
Muenchener Rueckversicherungs AG	4,547	630,689
RWE AG	13,751	930,196

Total Germany		7,909,957

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2010

Investments	Shares	Value

Hong Kong – 1.7%
BOC Hong Kong Holdings Ltd.	225,500	$714,564
CLP Holdings Ltd.	50,024	399,189
Hang Seng Bank Ltd.	41,418	608,743
Hongkong Electric Holdings Ltd.	47,518	288,602

Total Hong Kong		2,011,098
Italy – 5.9%
A2A SpA	144,928	222,588
Atlantia SpA	16,466	341,687
Banca Carige SpA	66,665	155,447
Edison SpA	133,789	168,311
Enel SpA	414,130	2,210,599
ENI SpA(a)	107,318	2,319,263
Finmeccanica SpA	15,109	179,763
Mediaset SpA	36,939	262,231
Parmalat SpA	70,907	182,182
Snam Rete Gas SpA	84,578	428,956
Telecom Italia SpA RSP	199,381	224,969
Terna Rete Elettrica Nazionale SpA	55,461	236,043
Unione di Banche Italiane SCPA	16,839	163,449

Total Italy		7,095,488
Japan – 1.7%
Astellas Pharma, Inc.	9,400	339,251
Daito Trust Construction Co., Ltd.	3,800	226,981
Eisai Co., Ltd.(a)	7,000	244,590
Mizuho Financial Group, Inc.	302,000	441,034
Oracle Corp.	4,200	199,844
Takeda Pharmaceutical Co., Ltd.	13,700	628,914

Total Japan		2,080,614
Netherlands – 0.8%
Koninklijke KPN N.V.	48,410	749,784
Reed Elsevier N.V.	20,091	253,711

Total Netherlands		1,003,495
New Zealand – 0.2%
Telecom Corp. of New Zealand Ltd.	150,825	224,097
Norway – 1.6%
Aker ASA Class A	7,207	142,757
Fred Olsen Energy ASA	4,331	151,684
Marine Harvest ASA(a)	155,365	135,966
Orkla ASA	30,705	284,179
Statoil ASA	54,779	1,147,738

Total Norway		1,862,324
Portugal – 1.1%
Banco Espirito Santo S.A.	36,234	167,939
Brisa Auto-Estradas de Portugal S.A.	33,176	214,231
Cimpor Cimentos de Portugal, SGPS, S.A.	29,794	192,066
EDP-Energias de Portugal S.A.	114,046	391,419
Portugal Telecom, SGPS, S.A.	29,143	389,506

Total Portugal		1,355,161
Singapore – 1.8%
Cityspring Infrastructure Trust	377,000	174,836

Investments	Shares	Value

DBS Group Holdings Ltd.	39,000	$417,471
Keppel Corp., Ltd.	39,000	266,256
Singapore Press Holdings Ltd.	80,000	258,486
Singapore Technologies Engineering Ltd.	89,000	227,346
Singapore Telecommunications Ltd.	270,000	644,543
StarHub Ltd.	96,000	188,300

Total Singapore		2,177,238
Spain – 11.0%
Abertis Infraestructuras, S.A.	20,694	386,197
Acciona S.A.(a)	1,858	157,164
ACS Actividades de Construccion y Servicios, S.A.(a)	10,458	522,905
Banco Bilbao Vizcaya Argentaria S.A.	81,372	1,100,338
Banco Espanol de Credito S.A.(a)	25,532	258,041
Banco Popular Espanol S.A.	37,775	239,803
Banco Santander S.A.	243,284	3,094,469
Bolsas y Mercados Espanoles S.A.	6,545	175,220
Criteria Caixacorp S.A.(a)	109,538	576,183
Fomento de Construcciones y Contratas S.A.(a)	7,054	195,299
Gas Natural SDG S.A.	28,462	424,894
Iberdrola S.A.	144,361	1,112,132
Indra Sistemas S.A.(a)	9,771	186,618
Red Electrica Corp. S.A.	3,314	156,065
Repsol YPF S.A.	32,715	843,899
Telefonica S.A.	140,139	3,475,289
Zardoya Otis S.A.	13,163	235,948

Total Spain		13,140,464
Sweden – 1.8%
Nordea Bank AB	60,367	629,631
Ratos AB Class B	6,544	226,348
Securitas AB Class B	19,611	211,537
Skanska AB Class B	12,342	226,465
Svenska Cellulosa AB Class B	14,421	219,618
TeliaSonera AB	81,415	660,460

Total Sweden		2,174,059
Switzerland – 5.4%
Baloise Holding AG	2,015	182,741
Credit Suisse Group AG	22,202	954,485
Novartis AG	40,634	2,343,749
Roche Holding AG	10,856	1,491,249
Swisscom AG	1,178	477,856
Zurich Financial Services AG	4,153	979,002

Total Switzerland		6,429,082
United Kingdom – 19.6%
Ashmore Group PLC	39,647	209,044
AstraZeneca PLC	30,356	1,546,745
Aviva PLC	93,140	585,466
BAE Systems PLC	89,675	483,704
British American Tobacco PLC	41,665	1,558,995
British Land Co. PLC	35,525	260,308
Cable & Wireless Communications PLC	260,348	232,821
Centrica PLC	102,945	524,784

See Notes to Financial Statements.

36	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2010

Investments	Shares	Value

Diageo PLC	41,519	$717,065
GlaxoSmithKline PLC	120,736	2,386,760
Hays PLC	124,963	222,713
Home Retail Group PLC	46,947	152,397
HSBC Holdings PLC	262,892	2,672,012
ICAP PLC	23,696	161,123
Imperial Tobacco Group PLC	19,941	596,095
International Power PLC	39,102	239,074
J. Sainsbury PLC	46,486	286,198
Legal & General Group PLC	151,238	246,662
Man Group PLC	108,839	375,775
National Grid PLC	87,016	740,447
Pearson PLC	19,047	295,791
Provident Financial PLC	12,012	155,971
Prudential PLC	42,758	428,862
Reed Elsevier PLC	30,858	261,608
Rexam PLC	34,994	169,291
Royal Dutch Shell PLC Class B	73,988	2,165,083
RSA Insurance Group PLC	122,364	252,017
Scottish & Southern Energy PLC	27,705	488,091
Severn Trent PLC	8,814	182,086
Smiths Group PLC	10,192	195,778
Standard Life PLC	82,784	301,603
Tate & Lyle PLC	21,138	155,488
TUI Travel PLC	43,656	147,493
United Utilities Group PLC	27,832	251,305
Vodafone Group PLC	1,392,746	3,447,858
WM Morrison Supermarkets PLC	52,046	242,516

Total United Kingdom		23,339,029
TOTAL COMMON STOCKS (Cost: $126,576,966)		118,403,116
EXCHANGE-TRADED FUND – 0.5%
United States – 0.5%
WisdomTree International LargeCap Dividend Fund(d) (Cost: $490,763)	12,363	544,096
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $5,236)	5,236	5,236
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
MONEY MARKET FUND – 3.0%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(f)
(Cost: $3,595,000)(g)	3,595,000	3,595,000
TOTAL INVESTMENTS IN SECURITIES – 102.7% (Cost: $130,667,965)(h)		122,547,448
Liabilities in Excess of Foreign Currency and Other Assets – (2.7)%		(3,170,253)

NET ASSETS – 100.0%		$119,377,195

RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Escrow security - additional shares issued as a result of a corporate action.

(d)	Affiliated companies (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(f)	Interest rate shown reflects yield as of September 30, 2010.

(g)	At September 30, 2010, the total market value of the Fund’s securities on loan was $3,419,595 and the total market value of the collateral held by the Fund was $3,595,000.

(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	37

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 98.8%
Australia – 9.2%
AGL Energy Ltd.	3,228	$50,539
Amcor Ltd.	7,029	44,306
AMP Ltd.	16,379	81,039
Australia & New Zealand Banking Group Ltd.	19,616	449,759
AXA Asia Pacific Holdings Ltd.	9,185	45,712
Bendigo and Adelaide Bank Ltd.	3,149	27,899
BHP Billiton Ltd.	13,268	499,867
Brambles Ltd.	7,835	47,566
Coal & Allied Industries Ltd.	288	29,074
Coca-Cola Amatil Ltd.	5,202	60,341
Commonwealth Bank of Australia	10,668	528,550
Crown Ltd.	5,516	44,810
CSR Ltd.	23,950	41,741
Foster’s Group Ltd.	15,979	94,841
Harvey Norman Holdings Ltd.	8,430	30,772
Insurance Australia Group Ltd.	16,826	59,302
Leighton Holdings Ltd.(a)	1,988	63,637
Lend Lease Group(b)	4,513	33,253
Macquarie Group Ltd.	1,759	61,773
Metcash Ltd.	9,096	38,487
National Australia Bank Ltd.	18,666	457,979
Orica Ltd.	1,967	48,966
Origin Energy Ltd.	4,952	75,997
Platinum Asset Management Ltd.	5,024	24,128
QBE Insurance Group Ltd.	8,669	144,876
Santos Ltd.	4,287	53,173
Sonic Healthcare Ltd.	3,081	32,815
Suncorp-Metway Ltd.	9,230	80,433
TABCORP Holdings Ltd.	9,122	61,827
Tatts Group Ltd.	20,580	47,625
Telstra Corp., Ltd.	175,411	444,985
Toll Holdings Ltd.	5,489	35,077
Transurban Group(b)	8,258	39,739
Wesfarmers Ltd.	7,441	236,964
Westpac Banking Corp.	25,847	581,613
Woodside Petroleum Ltd.	2,971	126,228
Woolworths Ltd.	8,129	226,997
WorleyParsons Ltd.	1,723	37,120

Total Australia		5,089,810
Austria – 0.5%
OMV AG	1,305	48,922
Telekom Austria AG	4,477	67,476
Verbund AG(a)	1,830	65,706
Vienna Insurance Group AG Wiener Versicherung Gruppe	605	32,567
Voestalpine AG	1,125	41,499

Total Austria		256,170
Belgium – 0.6%
Ageas	12,070	34,604
Belgacom S.A.	3,867	151,012
Mobistar S.A.	998	61,202

Investments	Shares	Value

Solvay S.A.	531	$56,725
UCB S.A.	1,009	35,009

Total Belgium		338,552
Brazil – 2.3%
Banco do Brasil S.A.	18,000	338,815
Cia de Bebidas das Americas	1,600	163,381
Cia de Concessoes Rodoviarias	1,900	48,616
Cia Energetica de Minas Gerais	2,500	29,763
Cia Siderurgica Nacional S.A.	7,700	134,030
Cielo S.A.	7,200	62,047
CPFL Energia S.A.	3,400	78,066
EDP – Energias do Brasil S.A.	1,000	21,414
Light S.A.	2,900	37,007
Natura Cosmeticos S.A.	1,800	48,565
Redecard S.A.	5,400	84,210
Souza Cruz S.A.	2,400	121,091
Telecomunicacoes de Sao Paulo S.A.	2,100	46,110
Tractebel Energia S.A.	3,300	49,280

Total Brazil		1,262,395
Canada – 4.5%
ARC Energy Trust(a)	1,700	34,055
Bank of Montreal	2,667	154,636
Bank of Nova Scotia	4,268	228,492
Baytex Energy Trust(a)	700	25,432
BCE, Inc.	4,514	147,320
Bell Aliant Regional Communications Income Fund	1,900	47,914
Bonavista Energy Trust(a)	1,500	34,932
Brookfield Properties Corp.	2,400	37,596
Canadian Imperial Bank of Commerce	2,000	145,538
Canadian Oil Sands Trust	2,775	68,871
CI Financial Corp.	1,600	32,363
Crescent Point Energy Corp.(a)	1,600	59,128
Emera, Inc.	800	23,075
EnCana Corp.(a)	3,000	90,920
Enerplus Resources Fund(a)	1,858	47,996
First Capital Realty, Inc.	1,700	25,686
Fortis, Inc./Canada	1,000	31,135
Great-West Lifeco, Inc.	2,932	72,768
Husky Energy, Inc.(a)	4,170	101,704
IGM Financial, Inc.	1,800	73,344
Inter Pipeline Fund Class A	2,600	34,748
Pembina Pipeline Income Fund	1,900	38,061
Pengrowth Energy Trust	3,000	33,163
Penn West Energy Trust(a)	4,107	82,552
Power Corp. of Canada	900	23,512
Power Financial Corp.	3,016	85,554
Rogers Communications, Inc. Class B	2,400	90,095
Royal Bank of Canada	5,488	286,691
Shaw Communications, Inc. Class B	2,300	50,805
Sun Life Financial, Inc.	2,804	73,582
TransAlta Corp.	1,600	34,251
TransCanada Corp.	3,162	117,652
Vermilion Energy, Inc.(a)	675	25,412

See Notes to Financial Statements.

38	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2010

Investments	Shares	Value

Yellow Pages Income Fund	6,900	$37,263

Total Canada		2,496,246
Chile – 0.6%
AES Gener S.A.	52,436	29,084
Banco de Chile	593,920	87,883
Banco Santander Chile	921,280	85,798
Empresa Nacional de Electricidad S.A.	31,659	57,329
Enersis S.A.	131,032	61,828
ENTEL Chile S.A.	1,973	32,074

Total Chile		353,996
China – 0.4%
Bank of China Ltd. Class H	318,000	166,717
Guangzhou R&F Properties Co., Ltd. Class H(a)	16,400	23,027
Zhejiang Expressway Co., Ltd. Class H	30,000	28,287

Total China		218,031
Czech Republic – 0.3%
CEZ AS	1,450	65,105
Komercni Banka AS	191	41,776
Telefonica O2 Czech Republic AS	3,438	73,744

Total Czech Republic		180,625
Denmark – 0.1%
Tryg A/S	489	29,445
Finland – 1.2%
Fortum Oyj	5,756	150,797
Kone Oyj Class B	1,311	67,833
Nokia Oyj	23,135	232,773
Pohjola Bank PLC	1,964	23,930
Sampo Oyj Class A	4,013	108,530
UPM-Kymmene Oyj	2,639	45,287
Wartsila Oyj	641	41,891

Total Finland		671,041
France – 13.4%
Accor S.A.	1,485	54,302
Aeroports de Paris	476	38,886
Air Liquide S.A.	1,105	135,000
Alstom S.A.	1,312	67,025
AXA S.A.	14,073	246,400
BNP Paribas	5,269	375,271
Bouygues S.A.	2,477	106,470
Carrefour S.A.	3,425	184,297
Casino Guichard Perrachon S.A.	752	68,949
Ciments Francais S.A.	312	27,848
CNP Assurances	4,645	86,401
Compagnie de Saint-Gobain	2,615	116,489
Credit Agricole S.A.	16,139	252,608
Danone	2,843	170,290
Eiffage S.A.	581	27,666
Electricite de France S.A.	9,715	419,639
Eutelsat Communications	1,160	44,342
France Telecom S.A.	40,267	871,315
GDF Suez	20,952	751,133

Investments	Shares	Value

ICADE	453	$47,657
Klepierre	1,672	64,575
Lafarge S.A.	1,988	113,989
Lagardere SCA	1,026	40,137
Legrand S.A.	1,448	49,045
M-6 Metropole Television S.A.	2,808	66,128
Neopost S.A.	392	29,214
PagesJaunes Groupe(a)	4,769	50,008
PPR	644	104,404
Sanofi-Aventis S.A.	8,950	597,181
Schneider Electric S.A.	999	126,850
SCOR SE	1,978	47,337
Societe Television Francaise 1	1,431	22,310
Sodexo	743	48,283
Suez Environnement Co.	3,440	63,635
Technip S.A.	546	43,971
TOTAL S.A.	21,308	1,099,736
Vallourec S.A.	775	77,099
Veolia Environnement	4,261	112,387
Vinci S.A.	3,555	178,455
Vivendi S.A.	14,463	395,885

Total France		7,422,617
Germany – 4.1%
Allianz SE	2,510	284,069
BASF SE	4,131	260,862
Deutsche Boerse AG	989	66,085
Deutsche Post AG	7,177	130,363
Deutsche Telekom AG	41,817	572,884
E.ON AG	13,411	396,017
Fielmann AG	280	26,154
Hannover Rueckversicherung AG	916	42,193
Muenchener Rueckversicherungs AG	1,344	186,419
RWE AG	3,919	265,103
United Internet AG Registered Shares	1,914	30,990

Total Germany		2,261,139
Hong Kong – 2.7%
BOC Hong Kong Holdings Ltd.	59,500	188,543
China Mobile Ltd.	78,000	798,266
CLP Holdings Ltd.	13,000	103,740
Hang Seng Bank Ltd.	10,600	155,794
Hongkong Electric Holdings Ltd.	12,000	72,882
Hopewell Holdings Ltd.	5,000	16,166
Hutchison Whampoa Ltd.	19,000	177,195

Total Hong Kong		1,512,586
Hungary – 0.1%
Magyar Telekom Telecommunications PLC	17,036	55,931
Indonesia – 0.3%
Indo Tambangraya Megah PT	7,500	34,958
International Nickel Indonesia Tbk PT	63,500	34,685
Telekomunikasi Indonesia Tbk PT	80,000	82,465

Total Indonesia		152,108

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2010

Investments	Shares	Value

Ireland – 0.1%
CRH PLC	3,095	$50,788
Israel – 0.4%
Bezeq Israeli Telecommunication Corp., Ltd.	49,271	123,088
Israel Chemicals Ltd.	5,395	76,264
Partner Communications Co., Ltd.	2,295	42,621

Total Israel		241,973
Italy – 3.7%
A2A SpA	30,679	47,118
Atlantia SpA	3,292	68,312
Banca Carige SpA	11,167	26,039
Edison SpA	29,240	36,785
Enel SpA	116,344	621,037
ENI SpA	29,516	637,874
Finmeccanica SpA	2,723	32,398
Intesa Sanpaolo SpA	44,425	144,496
Lottomatica SpA	1,344	20,624
Mediaset SpA	6,592	46,797
Mediolanum SpA	5,007	22,301
Parmalat SpA	13,264	34,079
Snam Rete Gas SpA	24,709	125,317
Telecom Italia SpA	77,219	108,055
Terna Rete Elettrica Nazionale SpA	14,394	61,261
Unione di Banche Italiane SCPA	3,228	31,333

Total Italy		2,063,826
Japan – 1.7%
Astellas Pharma, Inc.	2,600	93,835
Daiichi Sankyo Co., Ltd.	3,400	69,107
Daito Trust Construction Co., Ltd.	700	41,812
Eisai Co., Ltd.	2,100	73,377
Lawson, Inc.	700	32,051
Mizuho Financial Group, Inc.	89,000	129,974
NTT DoCoMo, Inc.(a)	90	149,749
Oracle Corp.	800	38,066
Sankyo Co., Ltd.	500	26,454
Showa Shell Sekiyu K.K.	3,300	25,202
Takeda Pharmaceutical Co., Ltd.	4,400	201,987

TonenGeneral Sekiyu K.K.	4,000	37,012

Total Japan		918,626
Malaysia – 0.6%
British American Tobacco Malaysia Bhd	2,200	34,550
DIGI.Com Bhd	9,000	70,845
Petronas Gas Bhd	12,300	43,430
PLUS Expressways Bhd	27,400	37,013
Public Bank Bhd	17,332	70,518
RHB Capital Bhd	12,500	29,276
Telekom Malaysia Bhd	29,300	32,461
YTL Power International Bhd	46,000	34,124

Total Malaysia		352,217
Mexico – 0.3%
Industrias Penoles S.A.B de CV	2,035	49,547
Kimberly-Clark de Mexico S.A.B de C.V. Class A	3,600	23,227

Investments	Shares	Value

Telefonos de Mexico S.A.B de C.V.	92,900	$69,909

Total Mexico		142,683
Netherlands – 1.0%
Akzo Nobel N.V.	771	47,634
Fugro N.V. CVA	445	29,303
Koninklijke DSM N.V.	738	37,863
Koninklijke KPN N.V.	12,735	197,242
Reed Elsevier N.V.	3,538	44,678
Unilever N.V. CVA	5,887	176,210
Wolters Kluwer N.V.	1,364	28,677

Total Netherlands		561,607
New Zealand – 0.1%
Telecom Corp. of New Zealand Ltd.	33,169	49,283
Norway – 0.8%
Marine Harvest ASA	33,869	29,640
Orkla ASA	7,618	70,506
Statoil ASA	15,602	326,895

Total Norway		427,041
Philippines – 0.2%
Globe Telecom, Inc.	2,500	50,701
Philippine Long Distance Telephone Co.	1,350	80,474

Total Philippines		131,175
Poland – 0.4%
KGHM Polska Miedz S.A.	3,058	123,192
Telekomunikacja Polska S.A.	17,614	108,766

Total Poland		231,958
Portugal – 0.6%
Banco Espirito Santo S.A.	7,643	35,424
Brisa Auto-Estradas de Portugal S.A.	6,081	39,267
Cimpor Cimentos de Portugal, SGPS, S.A.	5,187	33,438
EDP-Energias de Portugal S.A.	28,364	97,349
Portugal Telecom, SGPS, S.A.	7,464	99,759

Total Portugal		305,237
Russia – 0.4%
LUKOIL OAO ADR	3,022	171,649
Tatneft ADR	1,882	58,888

Total Russia		230,537
Singapore – 1.1%
DBS Group Holdings Ltd.	10,000	107,044
Keppel Corp., Ltd.	8,000	54,617
SembCorp Industries Ltd.	9,000	29,832
SembCorp Marine Ltd.	9,000	26,890
Singapore Exchange Ltd.	6,000	41,145

Singapore Press Holdings Ltd.	16,000	51,697
Singapore Technologies Engineering Ltd.	20,000	51,089
Singapore Telecommunications Ltd.	78,000	186,201
StarHub Ltd.	21,000	41,191

Total Singapore		589,706
South Africa – 0.7%
African Bank Investments Ltd.	7,516	38,634

See Notes to Financial Statements.

40	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2010

Investments	Shares	Value

Kumba Iron Ore Ltd.	1,792	$93,252
Pretoria Portland Cement Co., Ltd.	5,902	27,046
Redefine Properties Ltd.	33,424	38,819
Sanlam Ltd.	12,992	48,993
Standard Bank Group Ltd.	6,946	110,550

Total South Africa		357,294
South Korea – 0.4%
Kangwon Land, Inc.	1,480	32,190
Korea Exchange Bank	3,040	36,792
KT&G Corp.	771	45,979
LG Uplus Corp.	2,990	19,326
SK Telecom Co., Ltd.	474	71,292

Total South Korea		205,579
Spain – 6.7%
Abertis Infraestructuras, S.A.	4,475	83,514
Acciona S.A.	395	33,412
ACS Actividades de Construccion y Servicios, S.A.(a)	2,830	141,501
Banco Bilbao Vizcaya Argentaria S.A.	22,304	301,602
Banco de Sabadell S.A.	5,852	29,352
Banco Espanol de Credito S.A.(a)	5,994	60,579
Banco Popular Espanol S.A.	8,794	55,826
Banco Santander S.A.	68,542	871,825
Bankinter, S.A.(a)	3,508	24,410
Criteria Caixacorp S.A.(a)	28,551	150,182
Ebro Foods S.A.	1,333	26,697
Enagas	1,607	32,612
Ferrovial S.A.	2,969	27,801
Fomento de Construcciones y Contratas S.A.	1,461	40,450
Gas Natural SDG S.A.	7,710	115,099
Iberdrola S.A.	40,797	314,293
Indra Sistemas S.A.(a)	1,292	24,676
Mapfre S.A.	12,508	38,113
Red Electrica Corp. S.A.	755	35,555
Repsol YPF S.A.	8,540	220,293
Telefonica S.A.	40,618	1,007,281
Zardoya Otis S.A.	2,824	50,620

Total Spain		3,685,693
Sweden – 1.6%
Hennes & Mauritz AB Class B	7,152	259,385
Investor AB Class A	1,313	25,673
Nordea Bank AB	16,758	174,787
Ratos AB Class B	986	34,104
Skanska AB Class B	2,844	52,185
Svenska Cellulosa AB Class B	2,961	45,093
Svenska Handelsbanken AB Class A	2,948	96,755
TeliaSonera AB	23,844	193,429

Total Sweden		881,411
Switzerland – 3.4%
Baloise Holding AG	368	33,374
Credit Suisse Group AG	5,875	252,572
Geberit AG	217	38,871
Novartis AG	11,447	660,257

Investments	Shares	Value

Roche Holding AG	3,073	$422,127

SGS S.A.	30	48,764
Swisscom AG	325	131,836
Zurich Financial Services AG	1,127	265,672

Total Switzerland		1,853,473
Taiwan – 1.6%
Asia Cement Corp.	24,630	25,110
Asustek Computer, Inc.	7,050	50,548
China Steel Corp.	62,815	64,943
Chunghwa Telecom Co., Ltd.	64,000	143,399
Compal Electronics, Inc.	20,335	24,311
Far EasTone Telecommunications Co., Ltd.	27,000	37,810
HTC Corp.	5,250	119,145
Quanta Computer, Inc.	25,000	40,571
Siliconware Precision Industries Co.	19,000	19,948
Taiwan Cooperative Bank	37,100	26,363
Taiwan Mobile Co., Ltd.	32,000	66,066
Taiwan Semiconductor Manufacturing Co., Ltd.	134,000	265,928

Total Taiwan		884,142
Thailand – 0.3%
Advanced Info Service PCL	26,800	83,888
Charoen Pokphand Foods PCL	44,200	36,773
Thai Oil PCL	18,900	32,849

Total Thailand		153,510
Turkey – 0.8%
Ford Otomotiv Sanayi A.S.	7,274	62,358
Tupras Turkiye Petrol Rafine	2,473	66,678
Turk Telekomunikasyon A.S.	34,201	153,691
Turkcell Iletisim Hizmet A.S	11,761	79,277
Turkiye Is Bankasi Class C	19,757	84,003

Total Turkey		446,007
United Kingdom – 12.4%
Admiral Group PLC	1,680	44,105
Amlin PLC	4,031	25,491
Ashmore Group PLC	6,274	33,081
AstraZeneca PLC	8,511	433,665
Aviva PLC	23,835	149,824
BAE Systems PLC	22,443	121,057
British American Tobacco PLC	11,461	428,841
British Land Co. PLC	6,491	47,563
British Sky Broadcasting Group PLC	6,291	69,939
Cable & Wireless Communications PLC	56,530	50,553
Centrica PLC	28,000	142,736
Diageo PLC	11,147	192,517
Firstgroup PLC	3,514	20,090
GlaxoSmithKline PLC	33,909	670,327
Hargreaves Lansdown PLC	4,112	28,511
Hays PLC	15,097	26,906
Home Retail Group PLC	6,363	20,655
HSBC Holdings PLC	73,803	750,127
ICAP PLC	4,229	28,756
Imperial Tobacco Group PLC	5,242	156,699

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2010

Investments	Shares	Value

International Power PLC	8,018	$49,023
J. Sainsbury PLC	10,649	65,562
Legal & General Group PLC	35,976	58,675
Man Group PLC	26,366	91,031
National Grid PLC	23,852	202,964
Next PLC	885	30,904
Pearson PLC	4,110	63,826
Prudential PLC	11,550	115,846
Reckitt Benckiser Group PLC	2,653	146,363
Reed Elsevier PLC	6,492	55,038
Rexam PLC	6,447	31,189

Royal Dutch Shell PLC Class B	20,415	597,396
RSA Insurance Group PLC	30,473	62,761
Sage Group PLC (The)	6,743	29,359
Scottish & Southern Energy PLC	7,321	128,977
Segro PLC	4,797	20,636
Severn Trent PLC	1,828	37,764
Smiths Group PLC	1,884	36,190
Standard Life PLC	19,729	71,878
Tate & Lyle PLC	3,481	25,606
Tesco PLC	32,886	219,724
Thomas Cook Group PLC	6,586	17,830
TUI Travel PLC	7,036	23,771
Unilever PLC	5,334	154,742
United Utilities Group PLC	6,010	54,266
Vodafone Group PLC	395,937	980,175
WM Morrison Supermarkets PLC	12,233	57,001

Total United Kingdom		6,869,940
United States – 19.2%
Abbott Laboratories	5,626	293,902
Alliant Energy Corp.	736	26,754
Altria Group, Inc.	15,607	374,880
AMB Property Corp.	782	20,700
Ameren Corp.	1,500	42,600
American Electric Power Co., Inc.	2,626	95,140
Ares Capital Corp.	1,689	26,433
Arthur J. Gallagher & Co.	892	23,522
AT&T, Inc.	41,991	1,200,943
AvalonBay Communities, Inc.	383	39,805
Bristol-Myers Squibb Co.	9,641	261,368
Capitol Federal Financial	737	18,204
CenterPoint Energy, Inc.	2,609	41,013
CenturyLink, Inc.	2,222	87,680
Chevron Corp.	8,102	656,667
Cincinnati Financial Corp.	1,217	35,110
ConocoPhillips	5,964	342,513
Consolidated Edison, Inc.	1,723	83,083
Diamond Offshore Drilling, Inc.	1,915	129,780
Dominion Resources, Inc.	2,893	126,308
DTE Energy Co.	889	40,832
Duke Energy Corp.	8,416	149,047
Duke Realty Corp.	1,630	18,892
E.I. Du Pont de Nemours & Co.	4,457	198,871

Investments	Shares	Value

Edison International	1,400	$48,146
Eli Lilly & Co.	7,073	258,377
Entergy Corp.	900	68,877
Exelon Corp.	3,714	158,142
Federal Realty Investment Trust	330	26,948
FirstEnergy Corp.	2,036	78,467
Frontier Communications Corp.	9,595	78,391
Genuine Parts Co.	785	35,003
H&R Block, Inc.	1,575	20,396
H.J. Heinz Co.	1,459	69,113
HCP, Inc.	1,847	66,455
Health Care REIT, Inc.	981	46,441
Hudson City Bancorp, Inc.	3,152	38,644
Integrys Energy Group, Inc.	569	29,622
Kimberly-Clark Corp.	1,585	103,104
Kraft Foods, Inc. Class A	6,711	207,101
Liberty Property Trust	912	29,093
Lorillard, Inc.	1,015	81,515
M&T Bank Corp.	470	38,451
Macerich Co. (The)	675	28,991
Mack-Cali Realty Corp.	675	22,079
Marsh & McLennan Cos., Inc.	2,123	51,207
Mattel, Inc.	1,373	32,211
Maxim Integrated Products, Inc.	1,305	24,156
McDonald’s Corp.	4,502	335,444
MeadWestvaco Corp.	898	21,893
Merck & Co., Inc.	11,778	433,548
Mercury General Corp.	563	23,010
Microchip Technology, Inc.	949	29,846
Nationwide Health Properties, Inc.	706	27,301
New York Community Bancorp, Inc.	2,806	45,598
NextEra Energy, Inc.	1,689	91,865
NiSource, Inc.	2,147	37,358
Northeast Utilities	900	26,613
NSTAR	636	25,027
NYSE Euronext	1,350	38,569
Old Republic International Corp.	1,762	24,404
Oneok, Inc.	564	25,403
Paychex, Inc.	2,054	56,464
People’s United Financial, Inc.	2,000	26,180
Pepco Holdings, Inc.	1,859	34,577
Pfizer, Inc.	36,922	633,951
PG&E Corp.	1,734	78,758
Philip Morris International, Inc.	10,607	594,204
Pinnacle West Capital Corp.	774	31,943
Pitney Bowes, Inc.	1,496	31,984
Plum Creek Timber Co., Inc.	912	32,194
PPL Corp.	2,250	61,267
Progress Energy, Inc.	2,014	89,462
ProLogis	3,023	35,611
Public Service Enterprise Group, Inc.	2,250	74,430
Qwest Communications International, Inc.	11,853	74,318
R.R. Donnelley & Sons Co.	1,615	27,390
Rayonier, Inc.	502	25,160

See Notes to Financial Statements.

42	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2010

Investments	Shares	Value
Realty Income Corp.	900	$30,348
Regency Centers Corp.	594	23,445
Reynolds American, Inc.	2,223	132,024
SCANA Corp.	818	32,982
Senior Housing Properties Trust	1,144	26,884
Southern Co.	4,643	172,905
Southern Copper Corp.	4,037	141,779
Spectra Energy Corp.	3,636	81,992
TECO Energy, Inc.	1,455	25,201
Ventas, Inc.	781	40,276
Verizon Communications, Inc.	20,111	655,417
Waste Management, Inc.	2,026	72,409
Windstream Corp.	4,585	56,350
Xcel Energy, Inc.	2,546	58,482

Total United States		10,619,243
TOTAL COMMON STOCKS (Cost: $52,184,639)		54,553,641
EXCHANGE-TRADED FUNDS – 0.7%
United States – 0.7%
WisdomTree DEFA Equity Income Fund(c)	6,644	268,883
WisdomTree Equity Income Fund(c)	2,411	89,785
TOTAL EXCHANGE-TRADED FUNDS (Cost: $325,884)		358,668
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $20,089)	20,089	20,089
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
MONEY MARKET FUND – 2.0%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(e) (Cost: $1,099,000)(f)	1,099,000	$1,099,000
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $53,629,612)(g)		56,031,398
Liabilities in Excess of Foreign Currency and Other Assets – (1.5)%		(826,127)

NET ASSETS – 100.0%		$55,205,271

ADR	– American Depositary Receipt

PCL	– Public Company Limited

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated companies (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(e)	Interest rate shown reflects yield as of September 30, 2010.

(f)	At September 30, 2010, the total market value of the Fund’s securities on loan was $1,044,907 and the total market value of the collateral held by the Fund was $1,099,000.

(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	43

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 98.3%
Austria – 2.0%
Conwert Immobilien Invest SE	9,206	$132,781
Flughafen Wien AG	3,117	180,639
Schoeller-Bleckmann Oilfield Equipment AG	1,846	120,754
Semperit AG Holding	3,088	118,209

Total Austria		552,383
Belgium – 4.5%
Arseus N.V.	8,456	115,441
Befimmo SCA Sicafi	1,114	94,292
Cie D’entreprises CFE	2,370	133,174
Cie Maritime Belge S.A.	4,508	129,364
EVS Broadcast Equipment S.A.	4,069	249,975
Nyrstar	7,810	104,383
Omega Pharma S.A.	2,812	104,957
Recticel S.A.	5,013	47,017
Tessenderlo Chemie N.V.	7,820	244,050

Total Belgium		1,222,653
Denmark – 1.0%
Auriga Industries Class B	2,818	52,140
East Asiatic Co., Ltd. A/S	2,812	73,923
NKT Holding A/S	1,341	66,427
Rockwool International A/S Class B	769	84,103

Total Denmark		276,593
Finland – 6.5%
Ahlstrom Oyj	5,241	120,634
Alma Media Corp.	16,370	153,757
Amer Sports Oyj Class A	8,916	109,914
Atria PLC Class A	2,993	44,211
Citycon Oyj	17,263	73,766
F-Secure Oyj	25,548	79,174
HKScan Oyj Class A	6,364	67,854
Huhtamaki Oyj	17,403	223,806
Lassila & Tikanoja Oyj	6,703	127,107
Oriola-KD Oyj Class B	13,615	79,367
Orion Oyj Class A	3,398	68,610
Raisio PLC Class V	19,236	76,945
Ramirent Oyj	8,505	87,199
Sponda Oyj	46,902	227,949
Technopolis PLC	11,452	63,944
Uponor Oyj	10,910	180,817

Total Finland		1,785,054
France – 4.7%
ABC Arbitrage	15,564	145,549
April Group	4,572	134,196
Canal Plus	31,164	227,616
Faiveley Transport	659	57,453
Ingenico	4,197	122,760
Plastic Omnium S.A.	1,748	93,068
Saft Groupe S.A.	2,706	105,655
Sechilienne-Sidec	7,988	221,594
Sequana	6,679	90,726

Investments	Shares	Value

Stallergenes S.A.	795	$69,744

Total France		1,268,361
Germany – 5.5%
Bauer AG	2,496	102,397
BayWa AG	2,065	85,223
Bechtle AG	2,318	76,740
Carl Zeiss Meditec AG	5,178	81,647
CTS Eventim AG	1,713	88,808
Delticom AG	1,538	104,081
Drillisch AG	9,536	69,428
Gerry Weber International AG	2,719	111,563
H&R WASAG AG	2,385	56,150
Indus Holding AG	3,895	101,590
Kontron AG	5,792	50,353
Medion AG	3,802	53,462
MLP AG	14,227	145,224
Sixt AG	2,255	83,136
Solarworld AG(a)	7,204	90,481
Takkt AG	9,800	127,930
Wirecard AG(a)	5,728	78,120

Total Germany		1,506,333
Ireland – 1.7%
FBD Holdings PLC	7,877	69,576
Glanbia PLC	26,607	126,044
Grafton Group PLC	12,297	51,203
Greencore Group PLC	57,292	91,512
United Drug PLC	39,441	134,558

Total Ireland		472,893
Italy – 9.7%
Ascopiave SpA	56,970	129,030
Astaldi SpA	12,006	86,460
Autostrada Torino-Milano SpA	7,111	99,506
Banca Generali SpA	21,645	264,470
Banco di Desio e della Brianza SpA	13,827	74,374
Brembo SpA	11,481	115,046
Buzzi Unicem SpA RSP	7,621	45,830
Cairo Communication SpA	23,596	91,003
Cementir Holding SpA	15,090	49,854
Danieli & C Officine Meccaniche SpA RSP	8,641	111,125
De’Longhi SpA	11,617	63,597
Fiat SpA RSP	17,089	181,857
Fondiaria-Sai SpA RSP	16,374	104,392
Immobiliare Grande Distribuzione	49,036	80,534
IMMSI SpA	59,345	68,460
Italcementi SpA RSP	13,641	67,321
Italmobiliare SpA	2,324	77,986
Italmobiliare SpA RSP	3,302	78,618
Maire Tecnimont SpA	26,535	105,688
MARR SpA	13,716	148,022
Milano Assicurazioni SpA	131,899	247,234
Piaggio & C. SpA	46,256	145,242
Piccolo Credito Valtellinese Scarl	23,291	107,156

See Notes to Financial Statements.

44	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2010

Investments	Shares	Value

Zignago Vetro SpA	14,556	$94,391

Total Italy		2,637,196
Netherlands – 5.3%
Accell Group	1,102	50,474
Arcadis N.V.	6,617	148,466
Beter Bed Holding N.V.	4,715	119,469
BinckBank N.V.	14,584	203,979
Brit Insurance Holdings N.V.*	12,156	196,343
Brunel International N.V.	2,375	74,250
Exact Holding N.V.	7,141	180,842
Grontmij CVA	4,452	89,345
Koninklijke BAM Groep N.V.	15,083	97,809
Mediq N.V.	5,387	93,327
Ten Cate N.V.	2,714	88,331
TKH Group N.V.	4,056	89,980

Total Netherlands		1,432,615
Norway – 4.4%
Atea ASA	12,176	96,889
Cermaq ASA*	8,845	98,551
Copeinca ASA	25,608	185,844
Leroy Seafood Group ASA	8,330	197,717
Opera Software ASA	11,523	53,127
Salmar ASA	5,925	52,611
Sparebank 1 SMN	13,530	113,208
Sparebank 1 SR Bank	10,768	97,453
Tomra Systems ASA	16,870	100,825
Veidekke ASA	28,106	215,971

Total Norway		1,212,196
Portugal – 2.5%
BANIF, SGPS, S.A.	76,413	106,405
Martifer SGPS S.A.	27,268	57,328
Mota Engil, SGPS, S.A.	40,356	117,516
Novabase SGPS S.A.	12,740	55,657
REN – Redes Energeticas Nacionais S.A.	60,451	220,762
Semapa-Sociedade de Investimento e Gestao	11,759	124,895

Total Portugal		682,563
Spain – 2.5%
Banco Guipuzcoano S.A.	13,359	78,787
Caja de Ahorros del Mediterraneo	9,676	93,128
Cementos Portland Valderrivas S.A.	3,248	64,296
Duro Felguera S.A.	20,982	179,888
FAES FARMA S.A.	29,871	132,127
Fluidra S.A.	16,039	57,697
Pescanova S.A.	2,058	65,885

Total Spain		671,808
Sweden – 12.6%
AarhusKarlshamn AB	4,253	101,103
AF AB Class B	4,194	77,580
Axis Communications AB	10,265	148,701
Bjoern Borg AB	7,584	70,989
Cardo AB	4,391	160,816

Investments	Shares	Value

Clas Ohlson AB Class B	7,599	$140,564
Duni AB	7,470	68,534
Fabege AB	27,177	273,565
Hoganas AB Class B	2,059	66,843
Husqvarna AB Class A	10,099	74,273
Indutrade AB	3,630	100,585
Intrum Justitia AB	14,539	166,872
JM AB	6,358	132,959
KappAhl AB	7,821	68,268
Kungsleden AB	38,549	327,898
Loomis AB Class B	9,693	116,652
Mekonomen AB	4,792	141,328
Munters AB	9,158	103,751
NCC AB Class B	13,386	274,063
Nibe Industrier AB Class B	7,141	83,552
Niscayah Group AB	34,327	60,182
Nordnet AB Class B	13,535	55,905
ORC Software AB	5,171	102,182
Q-Med AB	8,085	87,090
SkiStar AB	5,132	106,940
SSAB AB Class B	4,800	67,501
Svenska Handelsbanken AB Class B	2,067	66,734
Wihlborgs Fastigheter AB	6,842	188,572

Total Sweden		3,434,002
Switzerland – 0.9%
Kudelski S.A.	1,794	47,193
Mobilezone Holding AG	11,857	124,402
Von Roll Holding AG	15,019	81,479

Total Switzerland		253,074
United Kingdom – 34.5%
A.G.Barr PLC	3,105	59,986
Ashtead Group PLC	43,550	75,420
Atkins WS PLC	14,573	169,016
BBA Aviation PLC	51,833	153,882
Big Yellow Group PLC	9,885	50,843
BlueBay Asset Management PLC	29,076	158,026
Bodycote PLC	28,747	112,751
Brewin Dolphin Holdings PLC	55,870	115,993
BSS Group PLC	8,671	60,872
Carpetright PLC	5,096	62,797
Chaucer Holdings PLC	200,326	153,102
Chesnara PLC	27,926	95,053
Cineworld Group PLC	27,585	88,241
Collins Stewart PLC	41,790	55,316
Computacenter PLC	18,999	85,744
Cranswick PLC	5,529	71,443
Dairy Crest Group PLC	23,055	134,712
Davis Service Group PLC	30,772	194,690
Dechra Pharmaceuticals PLC	8,895	65,879
Dignity PLC	5,551	60,269
Diploma PLC	13,382	59,994
Domino Printing Sciences PLC	9,605	82,186
Domino’s Pizza UK & IRL PLC	11,527	85,299

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	45

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2010

Investments	Shares	Value

DS Smith PLC	39,812	$93,727
Dunelm Group PLC	15,437	95,283
eaga PLC	30,569	54,192
Elementis PLC	69,813	110,671
Euromoney Institutional Investor PLC	7,833	75,417
Evolution Group PLC	39,764	52,321
F&C Asset Management PLC	206,104	210,294
Fenner PLC	20,959	76,689
Fidessa Group PLC	3,069	73,364
Filtrona PLC	20,156	76,768
Forth Ports PLC	3,824	83,097
Galliford Try PLC	9,206	47,872
Game Group PLC	98,491	102,433
Genus PLC	4,321	53,451
Go-Ahead Group PLC	12,342	218,213
Greggs PLC	14,338	107,230
Hansteen Holdings PLC	92,471	106,737
Headlam Group PLC	27,431	126,652
Helical Bar PLC	12,721	59,656
Hill & Smith Holdings PLC	9,539	42,990
HMV Group PLC(a)	220,908	167,091
Holidaybreak PLC	11,082	48,373
Hunting PLC	18,130	177,558
Interserve PLC	40,693	129,050
ITE Group PLC	36,659	103,057
James Fisher & Sons PLC	11,422	88,734
JD Wetherspoon PLC	21,397	148,087
JKX Oil & Gas PLC	21,030	106,774
Keller Group PLC	9,787	91,069
Kesa Electricals PLC	97,974	226,023
Kier Group PLC	7,691	143,616
Laird PLC	85,828	187,453
Marston’s PLC	128,965	188,185
Mcbride PLC	21,332	62,188
Mitie Group PLC	43,214	130,201
Moneysupermarket.com Group PLC	92,808	119,849
Morgan Crucible Co. PLC	34,011	117,104
Morgan Sindall Group PLC	12,994	136,165
Mothercare PLC	10,584	87,061
Mouchel Group PLC	22,059	43,625
N. Brown Group PLC	44,454	162,728
Northern Foods PLC	180,986	134,043
Novae Group PLC	11,895	61,856
PayPoint PLC	18,693	83,730

Premier Farnell PLC	45,894	192,805
PV Crystalox Solar PLC	106,049	83,974
Restaurant Group PLC	44,033	183,252
Rightmove PLC	6,756	78,089
Robert Wiseman Dairies PLC	15,332	77,578
RPC Group PLC	15,324	71,235
RPS Group PLC	20,984	61,835
Safestore Holdings PLC	29,325	57,185
Savills PLC	16,576	79,406
Schroders PLC	7,271	133,596

Investments	Shares	Value

Senior PLC	25,595	$56,022
Severfield-Rowen PLC	21,687	69,289
Smiths News PLC	44,171	73,085
Spirent Communications PLC	26,531	59,325
Sthree PLC	17,328	79,759
Synergy Health PLC	6,654	77,697
Telecom Plus PLC	15,722	96,126
Tullett Prebon PLC	35,081	219,685
Umeco PLC	9,119	62,257
Wellstream Holdings PLC	12,915	155,689
WH Smith PLC	24,599	175,674
Wincanton PLC	28,450	103,561
WSP Group PLC	10,740	63,296
Xchanging PLC	18,275	41,325
Total United Kingdom		9,413,936
TOTAL COMMON STOCKS (Cost: $25,913,636)		26,821,660
EXCHANGE-TRADED FUND – 0.9%
United States – 0.9%
WisdomTree International MidCap Dividend Fund(b) (Cost: $230,273)	5,224	256,603
RIGHTS – 0.4%
Spain – 0.4%
Duro Felguera S.A., expiring 10/01/10* (Cost: $82,802)	20,982	107,274
TOTAL LONG-TERM INVESTMENTS (Cost: $26,226,711)		27,185,537
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $3,082)	3,082	3,082
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
MONEY MARKET FUND – 0.7%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $186,000)(e)	186,000	186,000
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $26,415,793)(f)		27,374,619
Liabilities in Excess of Foreign Currency and Other Assets – (0.3)%		(89,505)

NET ASSETS – 100.0%		$27,285,114

RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $176,651 and the total market value of the collateral held by the Fund was $186,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

46	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.4%
Advertising – 0.2%
Hakuhodo DY Holdings, Inc.	2,648	$128,057
Agriculture – 1.2%
Japan Tobacco, Inc.	299	994,638
Apparel – 0.3%
Onward Holdings Co., Ltd.	16,182	126,876
Sanyo Shokai Ltd.	26,000	108,618

Total Apparel		235,494
Auto Manufacturers – 5.3%
Daihatsu Motor Co., Ltd.	12,000	160,450
Honda Motor Co., Ltd.	36,612	1,298,556
Mazda Motor Corp.	47,000	113,084
Suzuki Motor Corp.	6,714	141,127
Toyota Auto Body Co., Ltd.	5,700	86,721
Toyota Motor Corp.	75,800	2,720,235

Total Auto Manufacturers		4,520,173
Auto Parts & Equipment – 2.2%
Aisin Seiki Co., Ltd.	7,208	224,678
Bridgestone Corp.	15,512	282,425
Denso Corp.	15,814	468,514
JTEKT Corp.	8,702	80,103
Koito Manufacturing Co., Ltd.	6,000	91,932
Stanley Electric Co., Ltd.	6,714	106,890
Sumitomo Electric Industries Ltd.	18,700	227,874
Sumitomo Rubber Industries, Inc.	12,224	119,255
Tokai Rika Co., Ltd.	5,202	87,925
Toyoda Gosei Co., Ltd.	4,602	101,361
Yokohama Rubber Co., Ltd. (The)	24,000	120,374

Total Auto Parts & Equipment		1,911,331
Banks – 10.8%
Bank of Yokohama Ltd. (The)	58,018	270,852
Chiba Bank Ltd. (The)	36,000	209,863
Chuo Mitsui Trust Holdings, Inc.	47,014	155,888
Daishi Bank Ltd. (The)	33,000	111,001
Fukuoka Financial Group, Inc.	44,504	177,931
Hokuetsu Bank Ltd. (The)	57,000	102,346
Hokuhoku Financial Group, Inc.	66,020	120,913
Hyakujushi Bank Ltd. (The)	30,000	113,838
Joyo Bank Ltd. (The)	42,018	183,080
Juroku Bank Ltd. (The)	32,000	105,722
Kiyo Holdings, Inc.	95,000	133,050
Mitsubishi UFJ Financial Group, Inc.(a)	581,534	2,707,885
Mizuho Financial Group, Inc.	1,262,175	1,843,253
Nishi-Nippon City Bank Ltd. (The)	43,000	123,019
Ogaki Kyoritsu Bank Ltd. (The)	30,000	91,932
Resona Holdings, Inc.(a)	18,061	161,931
Senshu Ikeda Holdings, Inc.	39,600	59,253
Shizuoka Bank Ltd. (The)	24,008	206,629
Sumitomo Mitsui Financial Group, Inc.	64,859	1,888,162
Sumitomo Trust & Banking Co., Ltd. (The)	63,010	315,276
Suruga Bank Ltd.	12,000	105,722

Investments	Shares	Value

Tokyo Tomin Bank Ltd. (The)	6,600	$72,605

Total Banks		9,260,151
Beverages – 1.4%
Asahi Breweries Ltd.	11,214	224,173
Coca-Cola Central Japan Co., Ltd.	7,400	99,476
Coca-Cola West Co., Ltd.	7,210	121,519
Ito En Ltd.	6,400	105,032
Kirin Holdings Co., Ltd.	30,008	425,658
Mikuni Coca-Cola Bottling Co., Ltd.	12,500	109,079
Sapporo Holdings Ltd.	17,000	79,567

Total Beverages		1,164,504
Building Materials – 1.7%
Asahi Glass Co., Ltd.	34,018	346,532
Daikin Industries Ltd.	5,320	199,962
JS Group Corp.	14,016	274,649
Nippon Sheet Glass Co., Ltd.	41,000	89,323
Panasonic Electric Works Co., Ltd.	17,014	225,455
Sanwa Holdings Corp.	32,000	94,613
Takara Standard Co., Ltd.	19,000	123,043
TOTO Ltd.	17,008	116,454

Total Building Materials		1,470,031
Chemicals – 4.1%
Aica Kogyo Co., Ltd.	10,800	123,074
Air Water, Inc.	11,000	130,620
Asahi Kasei Corp.	53,018	291,935
DIC Corp.	54,022	95,059
Earth Chemical Co., Ltd.	3,900	128,288
Hitachi Chemical Co., Ltd.	8,314	155,054
JSR Corp.	8,214	139,719
Kaneka Corp.	23,014	138,018
Mitsubishi Chemical Holdings Corp.(a)	51,118	259,445
Mitsubishi Gas Chemical Co., Inc.	23,012	133,599
Nippon Kayaku Co., Ltd.	15,000	146,158
Nissan Chemical Industries Ltd.	8,200	92,365
Nitto Denko Corp.	4,310	168,448
Shin-Etsu Chemical Co., Ltd.	14,610	710,913
Showa Denko K.K.	61,010	116,849
Sumitomo Chemical Co., Ltd.	46,010	201,576
Taiyo Holdings Co., Ltd.	4,300	120,239
Taiyo Nippon Sanso Corp.(a)	13,022	110,673
Tosoh Corp.(a)	37,000	99,653
Toyo Ink Manufacturing Co., Ltd.	27,000	106,009
Ube Industries Ltd.	42,020	93,054

Total Chemicals		3,560,748
Commercial Services – 1.7%
Dai Nippon Printing Co., Ltd.	36,004	439,168
Park24 Co., Ltd.	13,122	139,639
Secom Co., Ltd.	8,516	384,311
Sohgo Security Services Co., Ltd.	10,502	108,615
Toppan Forms Co., Ltd.	11,200	104,037
Toppan Printing Co., Ltd.(a)	37,002	289,230

Total Commercial Services		1,465,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2010

Investments	Shares	Value

Computers – 1.0%
Fujitsu Ltd.	37,000	$259,540
Itochu Techno-Solutions Corp.	3,508	114,470
NEC Fielding Ltd.	6,600	73,158
NS Solutions Corp.	3,800	69,777
Obic Co., Ltd.	520	98,224
Otsuka Corp.	1,704	113,002
TDK Corp.	2,906	161,927

Total Computers		890,098
Cosmetics/Personal Care – 1.5%
Fancl Corp.	6,500	103,717
Kao Corp.	24,914	606,597
Lion Corp.	23,000	125,269
Shiseido Co., Ltd.(a)	19,708	442,097

Total Cosmetics/Personal Care		1,277,680
Distribution/Wholesale – 4.4%
Ai Holdings Corp.	22,100	74,072
Inaba Denki Sangyo Co., Ltd.	4,300	106,960
ITOCHU Corp.	52,616	481,190
Japan Pulp & Paper Co., Ltd.	29,000	95,810
Marubeni Corp.	51,000	288,149
Mitsubishi Corp.	48,700	1,154,833
Mitsui & Co., Ltd.	41,918	623,200
Ryoden Trading Co., Ltd.	14,000	77,759
Sinanen Co., Ltd.	21,000	85,971
Sumitomo Corp.	50,108	645,394
Toyota Tsusho Corp.	9,610	141,493

Total Distribution/Wholesale		3,774,831
Diversified Financial Services – 0.8%
Century Tokyo Leasing Corp.	8,600	103,665
Daiwa Securities Group, Inc.	94,006	379,220
Mizuho Securities Co., Ltd.	47,000	107,458
Tokai Tokyo Financial Holdings, Inc.	34,000	111,922

Total Diversified Financial Services		702,265
Electric – 6.6%
Chubu Electric Power Co., Inc.	34,916	862,242
Chugoku Electric Power Co., Inc. (The)(a)	17,712	349,194
Electric Power Development Co., Ltd.	8,200	246,373
Hokkaido Electric Power Co., Inc.	12,108	240,885
Hokuriku Electric Power Co.	11,110	253,479
Kansai Electric Power Co., Inc. (The)(a)	42,820	1,038,977
Kyushu Electric Power Co., Inc.	23,810	543,235
Shikoku Electric Power Co., Inc.(a)	9,008	258,249
Tohoku Electric Power Co., Inc.(a)	27,506	607,806
Tokyo Electric Power Co., Inc. (The)(a)	53,214	1,296,908

Total Electric		5,697,348
Electrical Components & Equipment – 0.7%
Brother Industries Ltd.	9,604	118,527
Casio Computer Co., Ltd.(a)	15,300	113,367
Furukawa Electric Co., Ltd.	21,000	78,932
Mabuchi Motor Co., Ltd.	2,522	128,908
Mitsubishi Electric Corp.	21,000	180,488

Total Electrical Components & Equipment		620,222

Investments	Shares	Value

Electronics – 2.3%
Eizo Nanao Corp.	3,800	$80,057
Hirose Electric Co., Ltd.	1,220	122,818
Hoya Corp.(a)	22,724	553,547
Ibiden Co., Ltd.	3,600	91,314
Kaga Electronics Co., Ltd.	8,700	94,665
Kyocera Corp.	4,804	453,718
Mitsumi Electric Co., Ltd.	5,300	81,207
NGK Insulators Ltd.	6,012	99,816
Nippon Electric Glass Co., Ltd.	9,018	122,845
Ryosan Co., Ltd.	4,400	109,974
Shinko Shoji Co., Ltd.	8,702	72,395
Yamatake Corp.	5,210	130,406

Total Electronics		2,012,762
Engineering & Construction – 1.3%
COMSYS Holdings Corp.	10,300	94,320
JGC Corp.	7,018	121,727
Kajima Corp.(a)	66,014	158,832
Kandenko Co., Ltd.	18,000	107,733
Obayashi Corp.	35,012	139,143
Shimizu Corp.	40,006	147,975
Shinko Plantech Co., Ltd.	8,100	73,495
Taisei Corp.	65,024	133,878
Takasago Thermal Engineering Co., Ltd.	12,500	97,857

Total Engineering & Construction		1,074,960
Entertainment – 0.9%
Avex Group Holdings, Inc.	7,400	99,121
Oriental Land Co., Ltd.(a)	2,300	214,197
Sankyo Co., Ltd.	6,500	343,907
Toho Co., Ltd.	7,802	125,426

Total Entertainment		782,651
Environmental Control – 0.1%
Kurita Water Industries Ltd.	3,620	100,401
Food – 1.6%
Ajinomoto Co., Inc.	26,002	254,293
Fujicco Co., Ltd.	9,000	111,288
MEIJI Holdings Co., Ltd.	3,800	178,765
Morinaga & Co., Ltd.	50,000	119,105
Nichirei Corp.	26,000	110,175
Nippon Suisan Kaisha Ltd.(a)	33,600	110,606
Nisshin Seifun Group, Inc.	11,506	151,090
Nissin Foods Holdings Co., Ltd.	4,900	176,843
Toyo Suisan Kaisha Ltd.	5,000	103,004
Yokohama Reito Co., Ltd.	13,800	96,141

Total Food		1,411,310
Forest Products & Paper – 0.6%
Hokuetsu Kishu Paper Co., Ltd.	21,500	103,202
Nippon Paper Group, Inc.	7,706	192,696
OJI Paper Co., Ltd.(a)	49,022	216,533

Total Forest Products & Paper		512,431

See Notes to Financial Statements.

48	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2010

Investments	Shares	Value

Gas – 0.8%
Osaka Gas Co., Ltd.	82,014	$295,502
Tokyo Gas Co., Ltd.	89,020	403,861

Total Gas		699,363
Hand/Machine Tools – 0.5%
Hitachi Koki Co., Ltd.	10,514	93,259
Makita Corp.	5,224	165,525
SMC Corp.	1,120	147,608

Total Hand/Machine Tools		406,392
Healthcare-Products – 0.2%
Terumo Corp.	2,702	143,283
Home Builders – 0.9%
Daiwa House Industry Co., Ltd.	20,022	201,323
Mitsui Home Co., Ltd.	18,000	81,446
PanaHome Corp.(a)	17,000	98,288
Sekisui Chemical Co., Ltd.	23,008	139,084
Sekisui House Ltd.	17,022	152,819
Token Corp.(a)	2,658	78,397

Total Home Builders		751,357
Home Furnishings – 1.4%
Panasonic Corp.	30,612	414,438
Sharp Corp.	31,002	308,387
Sony Corp.	15,608	482,215

Total Home Furnishings		1,205,040
Household Products/Wares – 0.1%
Kokuyo Co., Ltd.	13,302	105,091
Housewares – 0.2%
Sangetsu Co., Ltd.	5,900	128,467
Insurance – 1.5%
MS&AD Insurance Group Holdings	17,330	397,673
T&D Holdings, Inc.	12,316	256,522
Tokio Marine Holdings, Inc.	24,424	658,401

Total Insurance		1,312,596
Internet – 0.7%
Matsui Securities Co., Ltd.	18,402	102,870
Trend Micro, Inc.	8,208	244,746
Yahoo! Japan Corp.	808	278,941

Total Internet		626,557
Iron/Steel – 1.4%
Hitachi Metals Ltd.	11,018	129,647
JFE Holdings, Inc.	5,116	156,346
Kobe Steel Ltd.	65,000	152,502
Nippon Steel Corp.	55,010	187,010
Sumitomo Metal Industries Ltd.	186,002	469,792
Yamato Kogyo Co., Ltd.	4,100	99,236

Total Iron/Steel		1,194,533
Leisure Time – 0.4%
Sega Sammy Holdings, Inc.	14,118	215,640
Yamaha Corp.	11,810	136,987
Total Leisure Time		352,627

Investments	Shares	Value

Machinery-Construction & Mining – 0.4%
Komatsu Ltd.	15,306	$355,076
Machinery-Diversified – 1.6%
Amada Co., Ltd.	17,014	116,495
Daifuku Co., Ltd.	16,500	83,744
Fanuc Ltd.	2,000	254,489
Japan Steel Works Ltd. (The)	9,018	84,847
Kawasaki Heavy Industries Ltd.	42,006	119,170
Kubota Corp.	36,014	329,360
Max Co., Ltd.	9,000	101,700
Mitsubishi Heavy Industries Ltd.	68,016	250,765

Total Machinery-Diversified		1,340,570
Media – 0.2%
Nippon Television Network Corp.	1,286	165,176
Metal Fabricate/Hardware – 0.5%
Hanwa Co., Ltd.	25,000	98,157
Maruichi Steel Tube Ltd.	6,300	120,661
NSK Ltd.	16,000	108,403
NTN Corp.	25,012	107,784

Total Metal Fabricate/Hardware		435,005
Mining – 0.4%
DOWA Holdings Co., Ltd.	21,000	124,934
Sumitomo Metal Mining Co., Ltd.	16,000	244,195

Total Mining		369,129
Miscellaneous Manufacturing – 0.9%
Amano Corp.	12,800	103,883
FUJIFILM Holdings Corp.(a)	8,104	268,226
Konica Minolta Holdings, Inc.	16,500	160,773
Mitsuboshi Belting Co., Ltd.	19,000	92,112
Olympus Corp.	6,400	167,469

Total Miscellaneous Manufacturing		792,463
Office/Business Equipment – 3.8%
Canon, Inc.	59,910	2,793,266
Ricoh Co., Ltd.	32,008	450,963

Total Office/Business Equipment		3,244,229
Oil & Gas – 1.1%
Cosmo Oil Co., Ltd.	59,006	153,978
Idemitsu Kosan Co., Ltd.	1,620	138,846
Showa Shell Sekiyu K.K.	36,222	276,630
TonenGeneral Sekiyu K.K.(a)	45,004	416,424

Total Oil & Gas		985,878
Pharmaceuticals – 9.1%
Alfresa Holdings Corp.	2,500	106,536
Astellas Pharma, Inc.(a)	32,308	1,166,012
Chugai Pharmaceutical Co., Ltd.	19,116	351,017
Daiichi Sankyo Co., Ltd.(a)	43,508	884,326
Dainippon Sumitomo Pharma Co., Ltd.	18,918	158,291
Eisai Co., Ltd.(a)	24,804	866,685
Hisamitsu Pharmaceutical Co., Inc.	4,304	175,684
Kaken Pharmaceutical Co., Ltd.	12,000	124,970
KYORIN Holdings, Inc.	8,000	124,204

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	49

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2010

Investments	Shares	Value

Kyowa Hakko Kirin Co., Ltd.	19,022	$188,307
Medipal Holdings Corp.	9,800	124,465
Miraca Holdings, Inc.	3,700	130,877
Mitsubishi Tanabe Pharma Corp.	20,008	325,723
Shionogi & Co., Ltd.	13,718	250,911
Suzuken Co., Ltd.	4,200	138,911
Takeda Pharmaceutical Co., Ltd.	58,916	2,704,607

Total Pharmaceuticals		7,821,526
Real Estate – 2.3%
Arnest One Corp.	5,200	57,266
Daito Trust Construction Co., Ltd.	8,424	503,181
Mitsubishi Estate Co., Ltd.	20,018	325,406
Mitsui Fudosan Co., Ltd.	23,018	387,950
Nomura Real Estate Holdings, Inc.	11,500	163,125
Sumitomo Real Estate Sales Co., Ltd.	1,982	89,681
Sumitomo Realty & Development Co., Ltd.	11,012	227,385
Tokyo Tatemono Co., Ltd.	22,008	84,302
Tokyu Land Corp.(a)	28,002	115,977

Total Real Estate		1,954,273
Retail – 4.3%
Aeon Co., Ltd.(a)	26,300	282,078
Chiyoda Co., Ltd.	9,600	103,424
Circle K Sunkus Co., Ltd.	8,100	108,207
DCM Japan Holdings Co., Ltd.(a)	18,200	86,490
EDION Corp.(a)	9,100	66,774
FamilyMart Co., Ltd.	4,500	161,222
Fast Retailing Co., Ltd.	2,406	338,695
H2O Retailing Corp.	16,000	100,168
Isetan Mitsukoshi Holdings Ltd.	9,102	94,463
J Front Retailing Co., Ltd.	19,000	88,245
Kasumi Co., Ltd.	19,900	106,003
Kyoto Kimono Yuzen Co., Ltd.	7,800	81,697
Lawson, Inc.	7,300	334,241
Marui Group Co., Ltd.	15,818	118,342
Paris Miki Holdings, Inc.	10,200	93,282
Plenus Co., Ltd.	7,200	109,198
Ryohin Keikaku Co., Ltd.	2,900	97,199
Seven & I Holdings Co., Ltd.	38,008	889,917
Shimamura Co., Ltd.	1,300	120,601
Takashimaya Co., Ltd.	13,000	100,215
UNY Co., Ltd.	14,516	114,682
USS Co., Ltd.	1,822	135,876

Total Retail		3,731,019
Shipbuilding – 0.1%
Mitsui Engineering & Shipbuilding Co., Ltd.	48,020	108,640
Software – 1.2%
IT Holdings Corp.	6,100	65,863
Konami Corp.	9,514	167,867
NEC Mobiling Ltd.	3,300	88,366
Nomura Research Institute Ltd.(a)	10,620	199,459
Oracle Corp.	8,824	419,864
Square Enix Holdings Co., Ltd.	4,502	100,829

Total Software		1,042,248

Investments	Shares	Value

Storage/Warehousing – 0.1%
Sumitomo Warehouse Co., Ltd. (The)	21,000	$105,075
Telecommunications – 11.0%
Denki Kogyo Co., Ltd.	17,000	75,293
Hikari Tsushin, Inc.	5,500	103,298
KDDI Corp.	193	922,953
Nippon Telegraph & Telephone Corp.	84,802	3,700,063
NTT DoCoMo, Inc.(a)	2,773	4,613,922

Total Telecommunications		9,415,529
Textiles – 0.5%
Kuraray Co., Ltd.	12,306	155,261
Toray Industries, Inc.	29,000	161,420
Toyobo Co., Ltd.	61,000	97,845

Total Textiles		414,526
Toys/Games/Hobbies – 0.2%
Namco Bandai Holdings, Inc.	15,406	142,737
Transportation – 2.9%
East Japan Railway Co.	12,112	730,722
Hankyu Hanshin Holdings, Inc.	33,012	158,461
Keio Corp.	20,000	137,419
Kintetsu Corp.(a)	56,018	189,096
Nippon Express Co., Ltd.	53,008	201,144
Nippon Yusen K.K.	32,014	131,060
Nishi-Nippon Railroad Co., Ltd.	33,000	141,812
Odakyu Electric Railway Co., Ltd.	15,008	138,690
Sankyu, Inc.	25,000	97,857
Tobu Railway Co., Ltd.(a)	23,000	132,428
Tokyu Corp.	44,000	194,350
Yamato Holdings Co., Ltd.	16,822	203,378

Total Transportation		2,456,417
TOTAL COMMON STOCKS (Cost: $87,476,399)		85,371,908
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $52,096)	52,096	52,096
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 20.1%
MONEY MARKET FUND – 20.1%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(c) (Cost: $17,273,000)(d)	17,273,000	17,273,000
TOTAL INVESTMENTS IN SECURITIES – 119.5% (Cost: $104,801,495)(e)		102,697,004
Liabilities in Excess of Foreign Currency and Other Assets – (19.5)%		(16,780,730)

NET ASSETS – 100.0%		$85,916,274

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(c)	Interest rate shown reflects yield as of September 30, 2010.

(d)	At September 30, 2010, the total market value of the Fund’s securities on loan was $16,412,110 and the total market value of the collateral held by the Fund was $17,273,000.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

50	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree World ex-U.S. Growth Fund (DNL)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 96.3%
Argentina – 0.2%
Telecom Argentina S.A., ADR	2,500	$52,950
Australia – 2.9%
Cochlear Ltd.	1,300	88,426
Energy Resources of Australia Ltd.	3,700	47,648
Leighton Holdings Ltd.(a)	7,300	233,676
MacArthur Coal Ltd.	3,800	43,159
Origin Energy Ltd.	18,177	278,958
Ramsay Health Care Ltd.	5,700	84,882
Wesfarmers Ltd. PPS	4,100	131,361

Total Australia		908,110
Belgium – 1.3%
Anheuser-Busch InBev N.V.	7,000	412,359
Brazil – 8.0%
Banco do Brasil S.A.	67,900	1,278,085
Cia de Bebidas das Americas	5,349	546,203
Cia de Concessoes Rodoviarias	7,800	199,581
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	5,500	77,491
Lojas Renner S.A.	2,000	67,879
Natura Cosmeticos S.A.	7,500	202,352
Sul America S.A.	9,000	100,295

Total Brazil		2,471,886
Canada – 2.1%
Canadian Imperial Bank of Commerce	7,100	516,659
Pembina Pipeline Income Fund	6,900	138,222

Total Canada		654,881
China – 1.8%
Byd Co., Ltd. Class H(a)	6,800	54,614
China Life Insurance Co., Ltd. Class H	69,100	272,815
China Shenhua Energy Co., Ltd. Class H	28,000	115,777
Dongfeng Motor Group Co., Ltd. Class H	51,100	104,528

Total China		547,734
Denmark – 1.7%
FLSmidth & Co. A/S	800	58,534
Novo Nordisk A/S Class B	4,800	477,037

Total Denmark		535,571
Finland – 1.6%
Kone Oyj Class B	4,901	253,583
Metso Oyj	2,000	91,796
Wartsila Oyj	2,250	147,042

Total Finland		492,421
France – 2.5%
Bureau Veritas S.A.	1,746	122,090
Cie Generale d’Optique Essilor International S.A.(a)	2,250	155,029
Eutelsat Communications	4,700	179,660
Pernod-Ricard S.A.	1,550	129,609
Societe BIC S.A.	1,150	92,456
Zodiac Aerospace	1,300	82,526

Total France		761,370

Investments	Shares	Value

Germany – 6.5%
Fresenius Medical Care AG & Co. KGaA	2,650	$163,904
Henkel AG & Co. KGaA	2,250	102,027
Muenchener Rueckversicherungs AG	4,950	686,587
Siemens AG	9,150	967,224
Symrise AG	2,800	77,923

Total Germany		1,997,665
Hong Kong – 4.2%
Beijing Enterprises Holdings Ltd.	10,100	71,816
China Overseas Land & Investment Ltd.	53,100	112,312
China Resources Power Holdings Co., Ltd.	52,800	113,446
Fushan International Energy Group Ltd.	120,800	81,848
Industrial & Commercial Bank of China Asia Ltd.	27,700	101,691
Sino Land Co., Ltd.	68,000	140,674
Sun Hung Kai Properties Ltd.	27,000	466,045
Wharf Holdings Ltd.	33,000	212,116

Total Hong Kong		1,299,948
Indonesia – 4.0%
Astra International Tbk PT	32,100	203,929
Bank Central Asia Tbk PT	193,400	145,185
Bank Danamon Indonesia TbK PT	75,800	49,259
Bank Mandiri Tbk PT	165,100	133,190
Bank Rakyat Indonesia	120,500	135,014
Indo Tambangraya Megah PT	27,700	129,111
Perusahaan Gas Negara PT	168,900	72,859
Semen Gresik Persero TbK PT	83,000	92,067
Tambang Batubara Bukit Asam TbK PT	37,400	81,505
Unilever Indonesia Tbk PT	65,800	124,227
United Tractors TbK PT	31,400	71,947

Total Indonesia		1,238,293
Italy – 0.8%
Mediolanum SpA	18,700	83,289
Saipem SpA	4,400	176,482

Total Italy		259,771
Japan – 1.3%
Fast Retailing Co., Ltd.	700	98,540
Mitsubishi Tanabe Pharma Corp.	7,000	113,957
Mitsui & Co., Ltd.	12,000	178,405

Total Japan		390,902
Malaysia – 0.6%
CIMB Group Holdings Bhd	65,000	172,028
Mexico – 4.2%
America Movil S.A.B de CV Series L	121,200	325,748
Coca-Cola Femsa S.A.B de CV Series L	15,000	117,666
Fomento Economico Mexicano S.A.B de CV	19,500	99,732
Grupo Mexico S.A.B de C.V. Series B	51,800	150,135
Grupo Modelo S.A.B de CV Series C	44,400	246,958
Telmex Internacional S.A.B de CV Class L	119,300	110,435
Wal-Mart de Mexico S.A.B de CV Series V	93,800	237,284

Total Mexico		1,287,958

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree World ex-U.S. Growth Fund (DNL)

September 30, 2010

Investments	Shares	Value

Netherlands – 0.8%
Koninklijke Boskalis Westminster N.V.	1,600	$67,244
Reed Elsevier N.V.	14,600	184,371

Total Netherlands		251,615
Norway – 0.2%
Aker Solutions ASA	5,200	75,697
Poland – 1.0%
Bank Zachodni WBK S.A.	1,000	73,908
Powszechna Kasa Oszczednosci Bank Polski S.A.*	14,500	219,311

Total Poland		293,219
Portugal – 1.6%
Jeronimo Martins, SGPS, S.A.	9,300	124,551
Portugal Telecom, SGPS, S.A.	27,400	366,210

Total Portugal		490,761
Russia – 0.1%
Novorossiysk Commercial Sea Port PJSC, Reg S GDR	3,900	36,972
Singapore – 2.1%
Great Eastern Holdings Ltd.	4,000	47,501
Jardine Cycle & Carriage Ltd.	5,000	149,390
Keppel Corp., Ltd.	34,000	232,121
SembCorp Marine Ltd.	41,000	122,500
Yangzijiang Shipbuilding Holdings Ltd.	67,000	89,649

Total Singapore		641,161
South Africa – 2.9%
FirstRand Ltd.	80,700	248,315
Kumba Iron Ore Ltd.	6,598	343,348
Massmart Holdings Ltd.	4,100	86,888
Shoprite Holdings Ltd.	8,772	124,456
Truworths International Ltd.	10,100	101,372

Total South Africa		904,379
South Korea – 4.5%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,200	76,474
Hyundai Heavy Industries Co., Ltd.	600	172,331
Hyundai Mobis	400	90,156
Hyundai Motor Co.	1,000	134,181
LG Chem Ltd.	456	133,371
LG Display Co., Ltd.	2,500	86,385
LG Electronics, Inc.	1,400	117,992
Samsung Electronics Co., Ltd.	700	477,001
Samsung Engineering Co., Ltd.	500	66,652
Woori Finance Holdings Co., Ltd.	3,200	39,851

Total South Korea		1,394,394
Spain – 3.9%
Criteria Caixacorp S.A.(a)	107,600	565,989
Inditex S.A.	7,031	559,318
Tecnicas Reunidas S.A.	1,300	69,402

Total Spain		1,194,709
Sweden – 0.8%
Assa Abloy AB Class B	4,833	122,072
Tele2 AB Class B	6,200	130,346

Total Sweden		252,418

Investments	Shares	Value

Switzerland – 3.9%
Schindler Holding AG Participating Shares	1,600	$172,619
Zurich Financial Services AG	4,300	1,013,655

Total Switzerland		1,186,274
Taiwan – 1.2%
Compal Electronics, Inc.	75,460	90,214
Formosa Chemicals & Fibre Corp.	38,000	91,833
Mediatek, Inc.	13,025	183,025

Total Taiwan		365,072
Thailand – 2.0%
Banpu PCL	3,300	77,852
Charoen Pokphand Foods PCL	153,500	127,706
CP ALL PCL	78,200	108,862
Kasikornbank PCL	27,600	106,399
Siam Cement PCL	16,400	179,940

Total Thailand		600,759
Turkey – 4.0%
Akbank TAS	29,248	178,952
Anadolu EFES Biracilik VE Malt Sanayii A.S.	4,800	74,997
Bim Birlesik Magazalar A.S.	2,200	63,500
Bsh Ev Aletleri Sanayi VE Ticaret A.S.	500	46,320
KOC Holding A.S.	29,300	139,770
Migros Ticaret As	3,500	74,406
Turkiye Garanti Bankasi A.S.	40,500	235,197
Turkiye Halk Bankasi A.S.	11,800	109,316
Turkiye Is Bankasi Class C	70,100	298,050

Total Turkey		1,220,508
United Kingdom – 23.6%
Admiral Group PLC	6,475	169,987
Amlin PLC	15,841	100,173
Associated British Foods PLC	10,600	175,220
AstraZeneca PLC	32,733	1,667,862
Compass Group PLC	23,621	197,463
Fresnillo PLC	6,100	119,386
GlaxoSmithKline PLC	129,500	2,560,010
Hargreaves Lansdown PLC	15,500	107,470
IMI PLC	6,300	76,194
Inmarsat PLC	7,705	80,559
Investec PLC	8,215	65,826
Pearson PLC	16,105	250,103
Reckitt Benckiser Group PLC	10,835	597,754
Reed Elsevier PLC	25,400	215,336
SABMiller PLC	15,028	482,029
Sage Group PLC (The)	27,400	119,298
Smith & Nephew PLC	8,509	77,836
Smiths Group PLC	7,700	147,909
Vedanta Resources PLC	2,200	75,055

Total United Kingdom		7,285,470
TOTAL COMMON STOCKS (Cost: $24,794,822)		29,677,255

See Notes to Financial Statements.

52	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree World ex-U.S. Growth Fund (DNL)

September 30, 2010

Investments	Shares	Value

EXCHANGE-TRADED FUNDS – 3.1%
United States – 3.1%
WisdomTree DEFA Fund(b)	1,653	$74,716
WisdomTree Emerging Markets Equity Income Fund(b)	911	50,724
WisdomTree India Earnings Fund(a)(b)	31,474	829,969
TOTAL EXCHANGE-TRADED FUNDS (Cost: $806,759)		955,409
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $12,362)	12,362	12,362
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.3%
MONEY MARKET FUND – 5.3%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $1,622,000)(e)	1,622,000	1,622,000
TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $27,235,943)(f)		32,267,026
Liabilities in Excess of Foreign Currency and Other Assets – (4.7)%		(1,443,342)

NET ASSETS – 100.0%		$30,823,684

ADR	– American Depositary Receipt

GDR	– Global Depositary Receipt

PCL	– Public Company Limited

PPS	– Price Protected Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $1,563,640 and the total market value of the collateral held by the Fund was $1,622,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	53

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 98.8%
Advertising – 0.6%
Asatsu-DK, Inc.	11,700	$252,515
Moshi Moshi Hotline, Inc.	19,750	474,955

Total Advertising		727,470
Agriculture – 0.4%
Hokuto Corp.	22,000	492,195
Apparel – 2.2%
Atsugi Co., Ltd.	258,000	308,834
Gunze Ltd.	124,000	425,999
Japan Wool Textile Co., Ltd. (The)	75,000	575,473
Onward Holdings Co., Ltd.	111,000	870,302
Sanyo Shokai Ltd.	149,000	622,468

Total Apparel		2,803,076
Auto Manufacturers – 1.1%
Kanto Auto Works Ltd.	27,500	182,368
Nissan Shatai Co., Ltd.	54,000	390,424
Shinmaywa Industries Ltd.	96,000	355,087
Toyota Auto Body Co., Ltd.	33,900	515,764

Total Auto Manufacturers		1,443,643
Auto Parts & Equipment – 3.1%
Aisan Industry Co., Ltd.	28,800	217,534
Exedy Corp.	15,700	471,338
FCC Co., Ltd.	16,700	359,428
Keihin Corp.	18,300	376,340
Musashi Seimitsu Industry Co., Ltd.	9,600	224,774
Nifco, Inc.	18,400	441,609
Nissin Kogyo Co., Ltd.	15,900	254,088
Riken Corp.	55,000	191,585
TS Tech Co., Ltd.	17,400	289,097
Unipres Corp.(a)	15,400	254,577
Yokohama Rubber Co., Ltd. (The)	154,000	772,396

Total Auto Parts & Equipment		3,852,766
Banks – 9.0%
Akita Bank Ltd. (The)	102,000	340,651
Aomori Bank Ltd. (The)	135,000	340,974
Awa Bank Ltd. (The)	66,000	456,644
Bank of Nagoya Ltd. (The)	95,000	300,216
Bank of Saga Ltd. (The)	117,000	337,527
Daishi Bank Ltd. (The)	195,000	655,913
Fukui Bank Ltd. (The)	121,000	412,796
Higo Bank Ltd. (The)	73,000	382,739
Hokkoku Bank Ltd. (The)	152,000	605,889
Hokuetsu Bank Ltd. (The)	273,000	490,184
Hyakugo Bank Ltd. (The)	94,000	403,950
Hyakujushi Bank Ltd. (The)	92,000	349,102
Juroku Bank Ltd. (The)	153,000	505,482
Kagoshima Bank Ltd. (The)	53,000	323,558
Keiyo Bank Ltd. (The)	91,000	450,970
Kiyo Holdings, Inc.	402,000	563,012
Mie Bank Ltd. (The)	93,000	259,385
Miyazaki Bank Ltd. (The)	93,000	253,819

Investments	Shares	Value

Musashino Bank Ltd. (The)	15,600	$480,474
Ogaki Kyoritsu Bank Ltd. (The)	174,000	533,206
Oita Bank Ltd. (The)	80,000	262,389
San-In Godo Bank Ltd. (The)	35,000	250,539
Shiga Bank Ltd. (The)	66,000	385,540
Shikoku Bank Ltd. (The)(a)	88,000	285,468
Tochigi Bank Ltd. (The)	59,000	248,599
Toho Bank Ltd. (The)	113,000	319,224
Tokyo Tomin Bank Ltd. (The)	40,000	440,029
Yamagata Bank Ltd. (The)	67,000	319,200
Yamanashi Chuo Bank Ltd. (The)	81,000	324,814

Total Banks		11,282,293
Beverages – 1.7%
Coca-Cola Central Japan Co., Ltd.	35,800	481,247
Ito En Ltd.	46,400	761,484
Mikuni Coca-Cola Bottling Co., Ltd.	48,500	423,229
Takara Holdings, Inc.	73,000	409,828

Total Beverages		2,075,788
Building Materials – 2.1%
Central Glass Co., Ltd.	86,000	341,776
Daiken Corp.	92,000	243,380
Fujitec Co., Ltd.	41,000	202,203
Nichias Corp.	65,000	282,440
Sanwa Holdings Corp.	213,000	629,770
Sumitomo Osaka Cement Co., Ltd.	179,000	306,404
Takara Standard Co., Ltd.	91,000	589,311

Total Building Materials		2,595,284
Chemicals – 8.0%
ADEKA Corp.	46,000	466,387
Aica Kogyo Co., Ltd.	49,400	562,949
Chugoku Marine Paints Ltd.	29,000	207,242
DIC Corp.	405,000	712,653
Earth Chemical Co., Ltd.	15,600	513,153
Fujimi, Inc.	18,900	291,396
Hodogaya Chemical Co., Ltd.	59,228	185,752
Lintec Corp.	19,200	422,657
Nihon Parkerizing Co., Ltd.	33,000	429,782
Nippon Kayaku Co., Ltd.	94,000	915,921
Nippon Soda Co., Ltd.	88,000	360,259
Nippon Synthetic Chemical Industry Co., Ltd. (The)	34,000	202,681
NOF Corp.*	94,000	412,952
Sanyo Chemical Industries Ltd.	64,000	498,731
Sumitomo Bakelite Co., Ltd.	100,000	503,950
Sumitomo Seika Chemicals Co., Ltd.	69,000	280,824
T. Hasegawa Co., Ltd.(a)	17,000	300,359
Taiyo Holdings Co., Ltd.	21,900	612,382
Toagosei Co., Ltd.	82,000	346,493
Tokai Carbon Co., Ltd.	75,000	468,638
Tokyo Ohka Kogyo Co., Ltd.	18,200	323,957
Toyo Ink Manufacturing Co., Ltd.	156,000	612,497
Zeon Corp.(a)	50,000	414,173

Total Chemicals		10,045,788

See Notes to Financial Statements.

54	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2010

Investments	Shares	Value

Commercial Services – 2.3%
Daiseki Co., Ltd.	9,400	$176,883
Nichii Gakkan Co.	24,600	223,208
Park24 Co., Ltd.	95,800	1,019,466
Sohgo Security Services Co., Ltd.	51,500	532,631
TKC Corp.	14,600	280,500
Toppan Forms Co., Ltd.	66,200	614,930

Total Commercial Services		2,847,618
Computers – 1.0%
DTS Corp.	22,900	231,632
Ines Corp.	27,200	173,541
NEC Fielding Ltd.	39,700	440,055
NS Solutions Corp.	23,600	433,354

Total Computers		1,278,582
Cosmetics/Personal Care – 2.0%
Fancl Corp.(a)	36,200	577,623
Kose Corp.	23,100	548,051
Lion Corp.(a)	130,000	708,044
Mandom Corp.	15,200	408,839
Pigeon Corp.	9,200	292,277
Total Cosmetics/Personal Care		2,534,834
Distribution/Wholesale – 3.0%
Ai Holdings Corp.	98,100	328,801
Inaba Denki Sangyo Co., Ltd.	15,900	395,502
Inabata & Co., Ltd.	48,700	246,007
Itochu Enex Co., Ltd.	88,600	421,046
Iwatani Corp.	135,000	391,070
Matsuda Sangyo Co., Ltd.	15,600	267,220
Nagase & Co., Ltd.	39,000	442,100
Ryoden Trading Co., Ltd.	69,000	383,241
San-Ai Oil Co., Ltd.	52,000	227,196
Sinanen Co., Ltd.	97,000	397,103
Yamazen Corp.	58,700	226,256

Total Distribution/Wholesale		3,725,542
Diversified Financial Services – 1.6%
Century Tokyo Leasing Corp.	58,755	708,239
Ichiyoshi Securities Co., Ltd.	48,200	334,642
Okasan Securities Group, Inc.	94,000	313,933
Tokai Tokyo Financial Holdings, Inc.	216,000	711,037

Total Diversified Financial Services		2,067,851
Electric – 0.2%
Okinawa Electric Power Co., Inc. (The)	6,100	283,678
Electrical Components & Equipment – 0.8%
Hitachi Cable Ltd.	154,000	401,867
Nippon Signal Co., Ltd. (The)	34,200	245,631
Toshiba TEC Corp.	111,000	406,584

Total Electrical Components & Equipment		1,054,082
Electronics – 4.3%
Eizo Nanao Corp.	18,700	393,967
Idec Corp.	39,900	362,988
Japan Aviation Electronics Industry Ltd.	30,000	182,428

Investments	Shares	Value

Kaga Electronics Co., Ltd.	37,500	$408,038
Kuroda Electric Co., Ltd.	19,200	223,625
Mitsumi Electric Co., Ltd.	32,800	502,562
Nichicon Corp.	23,100	256,882
Nidec Copal Corp.	20,700	339,962
Nissha Printing Co., Ltd.(a)	14,700	333,803
Ryosan Co., Ltd.	24,500	612,353
Sanshin Electronics Co., Ltd.	32,200	272,509
Sato Corp.	28,000	345,894
SMK Corp.(a)	43,000	192,506
Star Micronics Co., Ltd.	36,300	354,570
Toyo Corp.	35,400	343,237
Ulvac, Inc.	15,400	273,933

Total Electronics		5,399,257
Engineering & Construction – 6.2%
COMSYS Holdings Corp.	64,900	594,308
Japan Airport Terminal Co., Ltd.(a)	21,600	356,811
Kandenko Co., Ltd.	102,000	610,486
Kyowa Exeo Corp.	63,200	568,149
Maeda Corp.	116,000	313,814
Maeda Road Construction Co., Ltd.	55,000	408,188
NEC Networks & System Integration Corp.	23,500	297,055
Nippo Corp.	42,000	280,536
Nippon Road Co., Ltd. (The)	124,000	253,819
Nishimatsu Construction Co., Ltd.	220,000	258,080
Okumura Corp.	135,000	457,326
Sanki Engineering Co., Ltd.	44,000	320,230
Shinko Plantech Co., Ltd.	34,100	309,406
SHO-BOND Holdings Co., Ltd.	15,400	335,320
Taihei Kogyo Co., Ltd.	78,000	277,304
Taikisha Ltd.	22,600	361,697
Takasago Thermal Engineering Co., Ltd.	61,700	483,024
Toda Corp.	155,000	506,524
Toshiba Plant Systems & Services Corp.	32,000	426,718
Toyo Engineering Corp.	104,000	339,861

Total Engineering & Construction		7,758,656
Entertainment – 1.2%
Avex Group Holdings, Inc.	37,000	495,607
Mars Engineering Corp.	20,700	330,298
Toei Co., Ltd.	72,000	322,336
Tokyotokeiba Co., Ltd.	219,000	314,580

Total Entertainment		1,462,821
Environmental Control – 0.5%
Asahi Holdings, Inc.	9,600	221,326
Hitachi Zosen Corp.(a)	268,500	376,042

Total Environmental Control		597,368
Food – 5.9%
Ariake Japan Co., Ltd.	24,600	375,743
Ezaki Glico Co., Ltd.(a)	41,000	530,536
Fuji Oil Co., Ltd.	24,100	361,183
House Foods Corp.(a)	21,400	325,073
J-Oil Mills, Inc.	112,000	312,377

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2010

Investments	Shares	Value

Kato Sangyo Co., Ltd.	20,000	$294,949
Marudai Food Co., Ltd.	94,000	292,554
Maruha Nichiro Holdings, Inc.	215,000	357,733
MEGMILK SNOW BRAND Co., Ltd.	21,826	409,401
Mitsui Sugar Co., Ltd.	88,000	352,885
Morinaga & Co., Ltd.	217,000	516,914
Morinaga Milk Industry Co., Ltd.	100,000	428,537
Nichirei Corp.	146,000	618,674
Nippon Beet Sugar Manufacturing Co., Ltd.	131,000	305,782
Nippon Flour Mills Co., Ltd.	92,000	473,546
Nippon Suisan Kaisha Ltd.(a)	192,900	634,995
Nisshin Oillio Group Ltd. (The)	86,000	392,219
Yokohama Reito Co., Ltd.	57,600	401,283

Total Food		7,384,384
Forest Products & Paper – 1.0%
Chuetsu Pulp & Paper Co., Ltd.	121,000	215,813
Daio Paper Corp.(a)	39,000	273,102
Hokuetsu Kishu Paper Co., Ltd.	107,000	513,610
Mitsubishi Paper Mills Ltd.*	216,000	227,532

Total Forest Products & Paper		1,230,057
Gas – 0.7%
Saibu Gas Co., Ltd.	242,000	703,926
Shizuoka Gas Co., Ltd.	32,000	186,546

Total Gas		890,472
Hand/Machine Tools – 0.6%
Hitachi Koki Co., Ltd.	66,900	593,403
Union Tool Co.	9,100	227,990

Total Hand/Machine Tools		821,393
Healthcare-Products – 1.4%
Hogy Medical Co., Ltd.	7,000	338,102
Nihon Kohden Corp.	16,400	337,855
Nipro Corp.(a)	32,300	675,075
Paramount Bed Co., Ltd.	15,600	419,598

Total Healthcare-Products		1,770,630
Home Builders – 1.1%
Mitsui Home Co., Ltd.	82,000	371,032
PanaHome Corp.(a)	99,000	572,385
Token Corp.(a)	13,730	404,964
Total Home Builders		1,348,381
Home Furnishings – 1.1%
Canon Electronics, Inc.	18,000	459,373
Foster Electric Co., Ltd.	9,400	238,094
Nidec Sankyo Corp.	41,000	308,212
Noritz Corp.	20,200	379,626
Total Home Furnishings		1,385,305
Household Products/Wares – 0.4%
Kokuyo Co., Ltd.	62,000	489,825
Housewares – 0.8%
Noritake Co., Ltd.	81,000	282,152
Sangetsu Co., Ltd.	30,900	672,817
Total Housewares		954,969

Investments	Shares	Value

Internet – 0.2%
Kabu.com Securities Co., Ltd.(a)	83,800	$319,993
Iron/Steel – 1.2%
Aichi Steel Corp.	113,000	577,580
Kyoei Steel Ltd.	29,900	396,925
Yodogawa Steel Works Ltd.	134,000	551,783

Total Iron/Steel		1,526,288
Leisure Time – 0.7%
Mizuno Corp.	99,000	440,842
Round One Corp.(a)	58,000	211,755
Tokyo Dome Corp.	109,000	277,915

Total Leisure Time		930,512
Lodging – 0.4%
Resorttrust, Inc.	31,860	477,099
Machinery-Construction & Mining – 0.6%
Aichi Corp.	64,700	255,578
Modec, Inc.	15,100	236,062
Tadano Ltd.	55,000	273,881

Total Machinery-Construction & Mining		765,521
Machinery-Diversified – 2.7%
Chugai Ro Co., Ltd.	104,000	347,331
Daifuku Co., Ltd.	79,000	400,958
Daihen Corp.	59,000	248,599
Hisaka Works Ltd.	29,000	314,855
Komori Corp.	35,200	408,714
Max Co., Ltd.	32,000	361,599
Miura Co., Ltd.	17,000	384,403
Sintokogio Ltd.	29,300	211,140
Toshiba Machine Co., Ltd.	49,000	168,925
Toyo Kanetsu K.K.	155,000	254,190
Tsubakimoto Chain Co.	63,000	258,666

Total Machinery-Diversified		3,359,380
Metal Fabricate/Hardware – 1.3%
Hanwa Co., Ltd.	139,000	545,750
JFE Shoji Holdings, Inc.	55,000	223,845
Kitz Corp.	52,200	213,074
Oiles Corp.	16,752	269,909
Onoken Co., Ltd.	22,300	175,645
Toho Zinc Co., Ltd.	67,000	269,476

Total Metal Fabricate/Hardware		1,697,699
Mining – 0.4%
Pacific Metals Co., Ltd.(a)	59,000	480,955
Miscellaneous Manufacturing – 2.2%
Amano Corp.	63,300	513,735
Bando Chemical Industries Ltd.	81,000	300,575
KUREHA Corp.	89,000	467,692
Nikkiso Co., Ltd.	29,000	223,210
Sekisui Plastics Co., Ltd.	59,000	260,606
Shin-Etsu Polymer Co., Ltd.	40,400	227,776
Tamron Co., Ltd.	21,600	442,394
Tokai Rubber Industries Ltd.	24,700	267,578

Total Miscellaneous Manufacturing		2,703,566

See Notes to Financial Statements.

56	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2010

Investments	Shares	Value

Office Furnishings – 0.2%
Okamura Corp.	52,000	$283,218
Office/Business Equipment – 0.3%
Uchida Yoko Co., Ltd.	89,000	355,830
Oil & Gas – 0.2%
AOC Holdings, Inc.*	52,800	229,428
Packaging & Containers – 0.7%
Nihon Yamamura Glass Co., Ltd.	123,000	318,027
Rengo Co., Ltd.	91,000	587,132
Total Packaging & Containers		905,159
Pharmaceuticals – 2.9%
Kaken Pharmaceutical Co., Ltd.	79,000	822,720
KYORIN Holdings, Inc.	50,000	776,275
Mochida Pharmaceutical Co., Ltd.	71,000	728,358
Nippon Shinyaku Co., Ltd.	33,000	458,223
Sawai Pharmaceutical Co., Ltd.(a)	3,200	287,670
Seikagaku Corp.	29,600	320,306
Toho Holdings Co., Ltd.	15,200	214,154

Total Pharmaceuticals		3,607,706
Real Estate – 1.3%
Arnest One Corp.	38,100	419,584
Goldcrest Co., Ltd.	18,350	345,737
Hulic Co., Ltd.	36,172	245,505
Sumitomo Real Estate Sales Co., Ltd.	13,880	628,039

Total Real Estate		1,638,865
Retail – 10.3%
Alpen Co., Ltd.	20,100	312,303
AOKI Holdings, Inc.	26,500	401,909
Arcs Co., Ltd.	31,110	421,925
ASKUL Corp.	16,300	329,161
Belluna Co., Ltd.	60,300	298,107
Chiyoda Co., Ltd.	44,300	477,256
Circle K Sunkus Co., Ltd.	55,900	746,761
Culture Convenience Club Co., Ltd.(a)	81,500	349,258
DCM Japan Holdings Co., Ltd.(a)	98,200	466,667
Doutor Nichires Holdings Co., Ltd.	23,800	312,813
EDION Corp.(a)	54,700	401,378
H2O Retailing Corp.	94,000	588,485
Heiwado Co., Ltd.	32,000	374,240
Izumiya Co., Ltd.	66,000	240,962
Joshin Denki Co., Ltd.(a)	26,000	251,161
Komeri Co., Ltd.	17,800	397,378
K’s Holdings Corp.	15,620	358,994
Matsumotokiyoshi Holdings Co., Ltd.	18,800	338,013
Ministop Co., Ltd.	26,300	387,857
Nishimatsuya Chain Co., Ltd.	29,300	269,712
Parco Co., Ltd.	44,700	360,639
Plenus Co., Ltd.	35,200	533,857
Point, Inc.	9,820	445,509
Ryohin Keikaku Co., Ltd.(a)	16,400	549,677
Shimachu Co., Ltd.	21,400	411,401
Tsuruha Holdings, Inc.	9,300	391,304

Investments	Shares	Value

United Arrows Ltd.	25,800	$347,129
UNY Co., Ltd.	93,000	734,738
Valor Co., Ltd.	46,800	355,734
WATAMI Co., Ltd.(a)	15,520	296,504
Xebio Co., Ltd.(a)	19,700	382,964
Zensho Co., Ltd.(a)	38,200	372,672

Total Retail		12,906,468
Semiconductors – 0.2%
Megachips Corp.(a)	15,600	261,432
Shipbuilding – 0.2%
Sasebo Heavy Industries Co., Ltd.	115,000	231,266
Software – 2.1%
Capcom Co., Ltd.	29,000	454,405
IT Holdings Corp.	45,400	490,194
Nihon Unisys Ltd.	34,600	228,624
NSD Co., Ltd.	35,900	406,958
Sumisho Computer Systems Corp.	29,300	445,077
Tecmo Koei Holdings Co., Ltd.	39,600	259,765
Zenrin Co., Ltd.	28,600	309,143

Total Software		2,594,166
Storage/Warehousing – 0.7%
Mitsui-Soko Co., Ltd.	97,000	356,464
Sumitomo Warehouse Co., Ltd. (The)	97,000	485,348

Total Storage/Warehousing		841,812
Telecommunications – 1.2%
Daimei Telecom Engineering Corp.	36,400	233,110
Denki Kogyo Co., Ltd.	57,000	252,454
Hikari Tsushin, Inc.	40,800	766,282
Hitachi Kokusai Electric, Inc.	33,000	250,048

Total Telecommunications		1,501,894
Textiles – 1.2%
Kurabo Industries Ltd.	233,000	368,159
Nitto Boseki Co., Ltd.	105,000	238,808
Seiren Co., Ltd.	54,000	327,723
Toyobo Co., Ltd.	342,000	548,576
Total Textiles		1,483,266
Toys/Games/Hobbies – 0.3%
Tomy Co., Ltd.(a)	43,300	347,271
Transportation – 3.0%
Fukuyama Transporting Co., Ltd.(a)	107,000	550,754
Hitachi Transport System Ltd.	34,100	515,133
Iino Kaiun Kaisha Ltd.(a)	67,700	361,434
Kintetsu World Express, Inc.	9,600	226,153
Nippon Konpo Unyu Soko Co., Ltd.	32,000	389,179
Nishi-Nippon Railroad Co., Ltd.	69,000	296,517
Sankyu, Inc.	158,000	618,458
Seino Holdings Corp.	71,000	429,195
Senko Co., Ltd.	111,000	337,491

Total Transportation		3,724,314
TOTAL COMMON STOCKS (Cost: $132,088,341)		123,777,116

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	57

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2010

Investments	Shares	Value
EXCHANGE-TRADED FUND – 0.3%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $461,133)	12,106	$436,058
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $5,424)	5,424	5,424
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.0%
MONEY MARKET FUND – 9.0%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $11,257,000)(e)	11,257,000	11,257,000
TOTAL INVESTMENTS IN SECURITIES – 108.1% (Cost: $143,811,898)(f)		135,475,598
Liabilities in Excess of Foreign Currency and Other Assets – (8.1)%		(10,185,984)

NET ASSETS – 100.0%		$125,289,614
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $10,669,595 and the total market value of the collateral held by the Fund was $11,257,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

58	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 59.8%
AGL Energy Ltd.	30,390	$475,804
Amalgamated Holdings Ltd.	21,387	122,177
Amcor Ltd.	66,849	421,370
AMP Ltd.(a)	139,503	690,227
Australia & New Zealand Banking Group Ltd.	167,152	3,832,488
Automotive Holdings Group	60,956	136,338
AXA Asia Pacific Holdings Ltd.	78,575	391,052
Bank of Queensland Ltd.	20,846	226,062
Bendigo and Adelaide Bank Ltd.	30,038	266,121
BHP Billiton Ltd.	115,924	4,367,392
Brambles Ltd.(a)	75,330	457,323
Caltex Australia Ltd.	18,556	215,422
Coca-Cola Amatil Ltd.	45,319	525,684
Cochlear Ltd.	3,348	227,729
Commonwealth Bank of Australia	90,415	4,479,644
Computershare Ltd.	25,957	245,045
Consolidated Media Holdings Ltd.	87,052	278,994
Cromwell Group	266,139	182,959
Crown Ltd.	53,387	433,696
CSL Ltd.	14,682	469,834
CSR Ltd.	227,456	396,422
David Jones Ltd.(a)	67,725	326,562
DUET Group(b)	146,324	246,520
Energy Resources of Australia Ltd.	12,547	161,577
Foster’s Group Ltd.	134,844	800,349
Goodman Fielder Ltd.	168,697	213,160
GWA International Ltd.(a)	65,102	197,300
Harvey Norman Holdings Ltd.	79,818	291,360
Insurance Australia Group Ltd.	134,865	475,322
Kingsgate Consolidated Ltd.	11,332	127,278
Leighton Holdings Ltd.(a)	18,943	606,372
Lend Lease Group(b)	46,714	344,207
MacArthur Coal Ltd.	14,673	166,650
Macquarie Group Ltd.	15,782	554,239
Metcash Ltd.	81,288	343,950
Monadelphous Group Ltd.	17,772	276,356
National Australia Bank Ltd.	158,502	3,888,919
Navitas Ltd.	51,221	210,778
New Hope Corp., Ltd.	49,421	241,652
OneSteel Ltd.	75,042	212,892
Orica Ltd.	18,245	454,186
Origin Energy Ltd.	46,797	718,183
Orotongroup Ltd.	16,368	125,202
Platinum Asset Management Ltd.	51,608	247,848
Primary Health Care Ltd.	53,402	182,007
QBE Insurance Group Ltd.	70,727	1,181,989
Rio Tinto Ltd.	7,282	541,290
Santos Ltd.	39,167	485,799
Sonic Healthcare Ltd.	31,081	331,036
SP AusNet(b)	371,011	308,939
Spark Infrastructure Group(c)	209,346	223,983
Spark Infrastructure Group*	59,813	63,995

Investments	Shares	Value

Suncorp-Metway Ltd.	78,635	$685,245
TABCORP Holdings Ltd.	86,783	588,194
Tatts Group Ltd.	204,512	473,265
Telstra Corp., Ltd.	1,500,588	3,806,715
Toll Holdings Ltd.	56,922	363,757
Transurban Group(b)	81,818	393,725
UGL Ltd.	20,322	292,594
Wesfarmers Ltd.	71,645	2,281,588
West Australian Newspapers Holdings Ltd.(a)	32,274	223,432
Westpac Banking Corp.	221,388	4,981,702
Woodside Petroleum Ltd.	25,872	1,099,219
Woolworths Ltd.	67,372	1,881,318
WorleyParsons Ltd.	15,760	339,527

Total Australia		50,801,964
Hong Kong – 27.2%
Bank of East Asia Ltd.	61,600	260,661
BOC Hong Kong Holdings Ltd.	502,500	1,592,320
Cheung Kong (Holdings) Ltd.	72,015	1,090,911
China Merchants Holdings International Co., Ltd.	74,339	270,038
China Mobile Ltd.	665,413	6,809,958
China Overseas Land & Investment Ltd.	131,707	278,574
China Resources Enterprise Ltd.	54,009	244,540
China Resources Power Holdings Co., Ltd.	122,500	263,203
China Unicom Hong Kong Ltd.	438,777	642,069
Citic Pacific Ltd.	127,100	289,786
CLP Holdings Ltd.	108,531	866,073
CNOOC Ltd.	1,252,740	2,426,990
Fushan International Energy Group Ltd.	316,000	214,108
Hang Seng Bank Ltd.	89,527	1,315,827
Hong Kong & China Gas Co., Ltd.	145,892	369,090
Hong Kong Exchanges and Clearing Ltd.	38,604	759,827
Hongkong Electric Holdings Ltd.	100,525	610,541
Hutchison Whampoa Ltd.	159,000	1,482,842
Industrial & Commercial Bank of China Asia Ltd.	72,000	264,324
MTR Corp.	134,030	506,722
New World Development Ltd.	144,022	290,152
Shanghai Industrial Holdings Ltd.	51,006	257,553
Sino Land Co., Ltd.	176,022	364,143
Sun Hung Kai Properties Ltd.	63,000	1,087,438
Wharf Holdings Ltd.	87,017	559,325

Total Hong Kong		23,117,015
New Zealand – 1.3%
Auckland International Airport Ltd.	248,315	374,429
Telecom Corp. of New Zealand Ltd.	309,055	459,197
Vector Ltd.	179,242	300,598

Total New Zealand		1,134,224
Singapore – 11.0%
CapitaLand Ltd.	138,000	425,955
DBS Group Holdings Ltd.	88,000	941,985
Fraser and Neave Ltd.	79,070	390,736
Jardine Cycle & Carriage Ltd.	14,250	425,761
Keppel Corp., Ltd.	83,000	566,648
Oversea-Chinese Banking Corp., Ltd.	102,000	686,281

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	59

Schedule of Investments (unaudited) (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

September 30, 2010

Investments	Shares	Value

SembCorp Industries Ltd.	106,000	$351,359
SembCorp Marine Ltd.	105,800	316,109
SIA Engineering Co., Ltd.	95,000	332,231
Singapore Airlines Ltd.	22,400	277,924
Singapore Exchange Ltd.(a)	59,000	404,592
Singapore Press Holdings Ltd.	147,000	474,969
Singapore Technologies Engineering Ltd.	169,000	431,703
Singapore Telecommunications Ltd.	664,450	1,586,173
StarHub Ltd.	206,080	404,217
United Overseas Bank Ltd.	47,000	654,609
Venture Corp., Ltd.	35,000	261,299
Wilmar International Ltd.	94,000	429,498

Total Singapore		9,362,049
TOTAL COMMON STOCKS (Cost: $79,194,658)		84,415,252
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree DEFA Fund(d) (Cost: $14,428)	349	15,775
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $12,389)	12,389	12,389
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
MONEY MARKET FUND – 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(f) (Cost: $2,117,000)(g)	2,117,000	2,117,000
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $81,338,475)(h)		86,560,416
Liabilities in Excess of Foreign Currency and Other Assets – (1.8)%		(1,518,291)

NET ASSETS – 100.0%		$85,042,125

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At September 30, 2010, the aggregate value of these securities amounted to $223,983 representing 0.3% of net assets.

(d)	Affiliated companies (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(f)	Interest rate shown reflects yield as of September 30, 2010.

(g)	At September 30, 2010, the total market value of the Fund’s securities on loan was $2,015,322 and the total market value of the collateral held by the Fund was $2,117,000.

(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

60	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 98.9%
Australia – 90.1%
Adelaide Brighton Ltd.	207,435	$690,920
AGL Energy Ltd.	68,123	1,066,575
Amalgamated Holdings Ltd.	78,296	447,280
AMP Ltd.	301,517	1,491,833
Ausdrill Ltd.	76,146	158,516
Austereo Group Ltd.	250,832	392,232
Australia & New Zealand Banking Group Ltd.	249,419	5,718,719
Automotive Holdings Group	189,321	423,446
Bank of Queensland Ltd.	54,720	593,406
Bendigo and Adelaide Bank Ltd.	78,214	692,936
BT Investment Management Ltd.	74,292	175,517
Cabcharge Australia Ltd.	80,775	432,504
Challenger Infrastructure Fund Class A(a)	298,961	353,152
Coal & Allied Industries Ltd.	17,192	1,735,528
Commonwealth Bank of Australia	118,652	5,878,656
Consolidated Media Holdings Ltd.	195,637	626,999
Count Financial Ltd.	145,706	170,707
Crane Group Ltd.	50,734	402,319
Cromwell Group	713,430	490,453
Crown Ltd.	123,003	999,229
CSR Ltd.	541,261	943,337
David Jones Ltd.(b)	167,738	808,813
DUET Group(a)	358,063	603,248
Envestra Ltd.(a)	965,321	476,683
Fleetwood Corp., Ltd.	48,354	514,070
Foster’s Group Ltd.	289,756	1,719,810
Goodman Fielder Ltd.	434,552	549,085
GUD Holdings Ltd.	50,404	472,420
GWA International Ltd.	157,209	476,441
Hastings Diversified Utilities Fund(a)	98,126	130,639
Insurance Australia Group Ltd.	325,473	1,147,107
Iress Market Technology Ltd.(b)	52,024	430,683
Lend Lease Group(a)	120,822	890,263
Metcash Ltd.	186,331	788,414
Mirvac Group(a)	21,697	27,941
Monadelphous Group Ltd.(b)	42,248	656,960
National Australia Bank Ltd.	231,186	5,672,254
NIB Holdings Ltd.	86,472	103,821
Perpetual Ltd.(b)	23,289	685,282
Primary Health Care Ltd.	150,173	511,826
QBE Insurance Group Ltd.	150,425	2,513,902
Salmat Ltd.	29,216	110,325
Sonic Healthcare Ltd.	75,721	806,486
SP AusNet(a)	806,056	671,199
Spark Infrastructure Group(c)	516,182	552,272
Spark Infrastructure Group*	147,480	157,791
Suncorp-Metway Ltd.	173,908	1,515,478
TABCORP Holdings Ltd.	183,816	1,245,859
Tatts Group Ltd.	433,987	1,004,297
Telstra Corp., Ltd.	1,957,052	4,964,679
Toll Holdings Ltd.	180,693	1,154,710
UGL Ltd.	47,521	684,202

Investments	Shares	Value

West Australian Newspapers Holdings Ltd.(b)	77,349	$535,486
Westpac Banking Corp.	275,177	6,192,069
Woolworths Ltd.	137,266	3,833,061

Total Australia		66,491,840
Hong Kong – 1.3%
Henderson Investment Ltd.	1,624,000	167,353
PCCW Ltd.	2,184,000	790,530

Total Hong Kong		957,883
New Zealand – 4.0%
Air New Zealand Ltd.	644,379	601,945
Freightways Ltd.	139,540	302,784
Sky City Entertainment Group Ltd.	175,853	366,057
Telecom Corp. of New Zealand Ltd.	580,681	862,782
Vector Ltd.	256,703	430,505
Warehouse Group Ltd. (The)	128,958	358,552

Total New Zealand		2,922,625
Singapore – 3.5%
Ascendas India Trust	161,000	122,401
Cityspring Infrastructure Trust	558,000	258,775
M1 Ltd.	262,000	436,219
Pacific Century Regional Developments Ltd.	1,111,000	164,705
Singapore Press Holdings Ltd.(b)	265,000	856,236
StarHub Ltd.	402,000	788,505

Total Singapore		2,626,841
TOTAL COMMON STOCKS (Cost: $70,746,055)		72,999,189
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree Pacific ex-Japan Total Dividend Fund(d) (Cost: $184,662)	3,281	206,946
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $6,271)	6,271	6,271
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%
MONEY MARKET FUND – 3.9%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(f) (Cost: $2,883,000)(g)	2,883,000	2,883,000
TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $73,819,988)(h)		76,095,406
Liabilities in Excess of Foreign Currency and Other Assets – (3.1)%		(2,278,889)

NET ASSETS – 100.0%		$73,816,517

*	Non-income producing security.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	61

Schedule of Investments (unaudited) (concluded)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

September 30, 2010

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At September 30, 2010, the aggregate value of these securities amounted to $552,272 representing 0.7% of net assets.

(d)	Affiliated companies (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(f)	Interest rate shown reflects yield as of September 30, 2010.

(g)	At September 30, 2010, the total market value of the Fund’s securities on loan was $2,737,953 and the total market value of the collateral held by the Fund was $2,883,000.

(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

62	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 10.5%
AMP Ltd.	81,973	$405,583
Australia & New Zealand Banking Group Ltd.	69,714	1,598,414
BHP Billiton Ltd.	51,598	1,943,935
Commonwealth Bank of Australia	37,005	1,833,426
Foster’s Group Ltd.	74,213	440,482
Leighton Holdings Ltd.(a)	10,498	336,045
Macquarie Group Ltd.	7,457	261,878
National Australia Bank Ltd.	65,025	1,595,418
QBE Insurance Group Ltd.	32,205	538,210
Telstra Corp., Ltd.	591,531	1,500,605
Wesfarmers Ltd.	30,952	985,689
Westpac Banking Corp.	89,756	2,019,701
Woodside Petroleum Ltd.	12,574	534,229
Woolworths Ltd.	29,896	834,826

Total Australia		14,828,441
Austria – 0.3%
Bank Austria Creditanstalt AG*(b)†	1,715	—
Verbund AG(a)	10,351	371,650

Total Austria		371,650
Belgium – 0.7%
Anheuser-Busch InBev N.V.	8,408	495,302
Belgacom S.A.	14,312	558,906

Total Belgium		1,054,208
Denmark – 0.4%
Novo Nordisk A/S Class B	5,748	571,251
Finland – 1.4%
Fortum Oyj	23,713	621,238
Nokia Oyj	84,662	851,829
Sampo Oyj Class A	17,825	482,071

Total Finland		1,955,138
France – 18.4%
Accor S.A.	7,674	280,614
Air Liquide S.A.	5,032	614,769
AXA S.A.	50,672	887,201
BNP Paribas	18,194	1,295,823
Bouygues S.A.	10,800	464,220
Carrefour S.A.	13,538	728,471
Christian Dior S.A.	3,352	438,761
CNP Assurances	16,067	298,860
Compagnie de Saint-Gobain	10,968	488,586
Credit Agricole S.A.	56,555	885,200
Danone	11,223	672,237
Electricite de France S.A.	33,807	1,460,292
France Telecom S.A.	134,725	2,915,238
GDF Suez	72,016	2,581,786
Lafarge S.A.	8,116	465,359
L’Oreal S.A.	6,875	774,137
LVMH Moet Hennessy Louis Vuitton S.A.	5,805	852,729
PPR	2,889	468,358
Sanofi-Aventis S.A.	30,120	2,009,732

Investments	Shares	Value

Schneider Electric S.A.	4,601	$584,223
TOTAL S.A.	73,623	3,799,787
Vallourec S.A.	3,907	388,677
Veolia Environnement(a)	17,312	456,616
Vinci S.A.	15,167	761,360
Vivendi S.A.	52,639	1,440,849

Total France		26,013,885
Germany – 7.7%
Allianz SE	9,276	1,049,813
BASF SE	16,636	1,050,520
Bayer AG	10,584	739,081
Deutsche Bank AG	4,536	248,600
Deutsche Post AG	31,923	579,849
Deutsche Telekom AG	144,765	1,983,250
E.ON AG	47,141	1,392,040
Metro AG	5,520	359,840
Muenchener Rueckversicherungs AG	4,912	681,316
RWE AG	14,411	974,842
SAP AG	9,484	469,802
Siemens AG	10,173	1,075,362
Volkswagen AG	2,969	327,627

Total Germany		10,931,942
Hong Kong – 5.7%
BOC Hong Kong Holdings Ltd.	235,500	746,252
Cheung Kong (Holdings) Ltd.	42,000	636,232
China Mobile Ltd.	267,919	2,741,932
China Unicom Hong Kong Ltd.	198,000	289,736
CNOOC Ltd.	557,529	1,080,126
Hang Seng Bank Ltd.	42,695	627,512
Hong Kong Exchanges and Clearing Ltd.	22,000	433,017
Hutchison Whampoa Ltd.	90,000	839,345
Sun Hung Kai Properties Ltd.	37,442	646,283

Total Hong Kong		8,040,435
Ireland – 0.1%
CRH PLC	12,065	197,988
Italy – 4.7%
Enel SpA	424,536	2,266,146
ENI SpA	108,604	2,347,055
Intesa Sanpaolo SpA	172,438	560,870
Snam Rete Gas SpA	116,717	591,956
Telecom Italia SpA	314,102	439,533
UniCredit SpA	150,472	384,760

Total Italy		6,590,320
Japan – 8.5%
Astellas Pharma, Inc.(a)	12,900	465,567
Canon, Inc.	19,800	923,163
Daiichi Sankyo Co., Ltd.(a)	18,500	376,023
East Japan Railway Co.	6,800	410,247
Eisai Co., Ltd.(a)	12,700	443,755
Honda Motor Co., Ltd.	14,900	528,474
Hoya Corp.(a)	14,800	360,522
Kansai Electric Power Co., Inc. (The)(a)	22,000	533,804

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2010

Investments	Shares	Value

Mitsubishi Corp.	22,200	$526,433
Mitsubishi UFJ Financial Group, Inc.(a)	159,000	740,376
Mizuho Financial Group, Inc.	351,198	512,882
Nippon Telegraph & Telephone Corp.	21,994	959,638
NTT DoCoMo, Inc.(a)	737	1,226,275
Seven & I Holdings Co., Ltd.	18,400	430,816
Shin-Etsu Chemical Co., Ltd.	7,800	379,543
Sumitomo Metal Industries Ltd.	162,000	409,169
Sumitomo Mitsui Financial Group, Inc.	18,200	529,835
Takeda Pharmaceutical Co., Ltd.	18,000	826,311
Tokyo Electric Power Co., Inc. (The)	22,100	538,611
Toyota Motor Corp.	23,500	843,344

Total Japan		11,964,788
Netherlands – 1.5%
Koninklijke KPN N.V.	49,103	760,517
Koninklijke Philips Electronics N.V.	17,170	540,421
Unilever N.V. CVA	25,240	755,484

Total Netherlands		2,056,422
Norway – 1.2%
Statoil ASA	60,677	1,271,314
Telenor ASA	25,582	402,326

Total Norway		1,673,640
Portugal – 0.6%
EDP-Energias de Portugal S.A.	111,853	383,892
Portugal Telecom, SGPS, S.A.	29,999	400,946

Total Portugal		784,838
Singapore – 1.5%
DBS Group Holdings Ltd.	50,000	535,219
Keppel Corp., Ltd.	60,000	409,625
Singapore Telecommunications Ltd.	297,500	710,191
United Overseas Bank Ltd.	29,000	403,908

Total Singapore		2,058,943
Spain – 8.6%
ACS Actividades de Construccion y Servicios, S.A.(a)	13,939	696,957
Banco Bilbao Vizcaya Argentaria S.A.	80,947	1,094,591
Banco Santander S.A.	238,290	3,030,948
Criteria Caixacorp S.A.(a)	113,074	594,783
Gas Natural SDG S.A.	30,223	451,183
Iberdrola S.A.	152,187	1,172,422
Inditex S.A.	8,366	665,517
Repsol YPF S.A.	35,154	906,814
Telefonica S.A.	139,826	3,467,527

Total Spain		12,080,742
Sweden – 2.0%
Hennes & Mauritz AB Class B	28,594	1,037,032
Nordea Bank AB	65,221	680,259
Telefonaktiebolaget LM Ericsson Class B	37,117	408,088
TeliaSonera AB	88,848	720,758

Total Sweden		2,846,137

Investments	Shares	Value

Switzerland – 6.6%
Credit Suisse Group AG	22,505	$967,511
Nestle S.A.	47,128	2,525,360
Novartis AG	40,734	2,349,517
Roche Holding AG	13,262	1,821,752
Swisscom AG	1,510	612,532
Zurich Financial Services AG	4,589	1,081,782

Total Switzerland		9,358,454
United Kingdom – 18.9%
AstraZeneca PLC	29,163	1,485,957
Aviva PLC	94,677	595,127
BAE Systems PLC	95,166	513,322
Barclays PLC	62,522	295,173
BG Group PLC	22,297	392,992
BHP Billiton PLC	33,984	1,084,428
British American Tobacco PLC	42,019	1,572,241
British Sky Broadcasting Group PLC	37,216	413,741
Centrica PLC	116,013	591,401
Diageo PLC	44,447	767,634
GlaxoSmithKline PLC	116,122	2,295,549
HSBC Holdings PLC	254,852	2,590,294
Imperial Tobacco Group PLC	20,534	613,822
National Grid PLC	92,795	789,623
Prudential PLC	47,107	472,482
Reckitt Benckiser Group PLC	11,278	622,194
Rio Tinto PLC	7,899	463,162
Royal Dutch Shell PLC Class A	86,483	2,611,124
Royal Dutch Shell PLC Class B	65,130	1,905,874
SABMiller PLC	17,256	553,494
Scottish & Southern Energy PLC	29,428	518,446
Standard Chartered PLC	24,409	702,348
Tesco PLC	124,851	834,179
Unilever PLC	21,283	617,430
Vodafone Group PLC	1,344,808	3,329,184

Total United Kingdom		26,631,221
TOTAL COMMON STOCKS (Cost: $145,703,306)		140,010,443
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree Pacific ex-Japan Total Dividend Fund(c) (Cost: $275,122)	4,334	273,363
RIGHTS – 0.0%
Germany – 0.0%
Deutsche Bank AG, expiring 10/05/10* (Cost: $0)	4,536	21,983
TOTAL LONG-TERM INVESTMENTS (Cost: $145,978,428)		140,305,789
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $36,056)	36,056	36,056

See Notes to Financial Statements.

64	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2010

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
MONEY MARKET FUND – 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(e) (Cost: $3,498,000)(f)	3,498,000	$3,498,000
TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $149,512,484)(g)		143,839,845
Liabilities in Excess of Foreign Currency and Other Assets – (2.0)%		(2,878,733)

NET ASSETS – 100.0%		$140,961,112

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Escrow security – additional shares issued as a result of a corporate action.

(c)	Affiliated companies (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(e)	Interest rate shown reflects yield as of September 30, 2010.

(f)	At September 30, 2010, the total market value of the Fund’s securities on loan was $3,321,796 and the total market value of the collateral held by the Fund was $3,498,000.

(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	65

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 98.6%
Australia – 15.4%
Amcor Ltd.	222,978	$1,405,499
BHP Billiton Ltd.	28,176	1,061,520
Coal & Allied Industries Ltd.	28,068	2,833,458
Coca-Cola Amatil Ltd.	146,814	1,702,989
Foster’s Group Ltd.	368,185	2,185,315
Leighton Holdings Ltd.(a)	51,243	1,640,306
Orica Ltd.	51,816	1,289,893
Origin Energy Ltd.	94,370	1,448,274
Santos Ltd.	109,305	1,355,741
Telstra Corp., Ltd.	1,315,257	3,336,564
Wesfarmers Ltd.	59,870	1,906,605
Woodside Petroleum Ltd.	23,972	1,018,494
Woolworths Ltd.	65,920	1,840,772

Total Australia		23,025,430
Austria – 0.8%
OMV AG	30,234	1,133,425
Belgium – 2.9%
Belgacom S.A.	75,455	2,946,636
Solvay S.A.	12,610	1,347,088

Total Belgium		4,293,724
Finland – 1.9%
Nokia Oyj	145,101	1,459,938
UPM–Kymmene Oyj	84,408	1,448,490

Total Finland		2,908,428
France – 21.4%
Accor S.A.	30,288	1,107,538
Bouygues S.A.	38,440	1,652,280
Cap Gemini S.A.	16,163	812,019
Carrefour S.A.	26,492	1,425,518
Casino Guichard Perrachon S.A.	18,997	1,741,776
Dassault Systemes S.A.	6,141	452,384
Eutelsat Communications	29,633	1,132,740
France Telecom S.A.	185,875	4,022,044
GDF Suez	69,687	2,498,291
Lafarge S.A.	26,967	1,546,245
PPR	9,361	1,517,583
Sanofi-Aventis S.A.	25,990	1,734,162
Sodexo	17,607	1,144,165
TOTAL S.A.	45,645	2,355,803
Vallourec S.A.(a)	15,700	1,561,870
Veolia Environnement(a)	76,016	2,004,974
Vinci S.A.	33,591	1,686,216
Vivendi S.A.	127,137	3,480,029

Total France		31,875,637
Germany – 5.7%
BASF SE	19,098	1,205,988
Bayer AG	14,047	980,902
Deutsche Post AG	88,114	1,600,503
Deutsche Telekom AG	195,742	2,681,624
RWE AG	23,508	1,590,215

Investments	Shares	Value

SAP AG	8,173	$404,860

Total Germany		8,464,092
Ireland – 0.5%
CRH PLC	42,105	690,931
Italy – 6.8%
Atlantia SpA	75,329	1,563,156
Enel SpA	630,811	3,367,228
ENI SpA	92,408	1,997,041
Mediaset SpA	183,314	1,301,354
Snam Rete Gas SpA	386,842	$1,961,955

Total Italy		10,190,734
Japan – 5.2%
Astellas Pharma, Inc.(a)	33,900	1,223,468
Canon, Inc.	17,500	815,927
Daiichi Sankyo Co., Ltd.(a)	55,500	1,128,070
Eisai Co., Ltd.(a)	39,600	1,383,677
Hoya Corp.(a)	34,100	830,662
Kyocera Corp.	4,400	415,561
Ricoh Co., Ltd.	44,000	619,919
Takeda Pharmaceutical Co., Ltd.	29,200	1,340,460

Total Japan		7,757,744
Netherlands – 3.7%
Koninklijke DSM N.V.	25,324	1,299,229
Koninklijke KPN N.V.	147,318	2,281,691
Reed Elsevier N.V.	115,956	1,464,305
STMicroelectronics N.V.	62,843	481,815

Total Netherlands		5,527,040
Norway – 1.9%
Orkla ASA	187,979	1,739,773
Statoil ASA	54,849	1,149,205

Total Norway		2,888,978
Portugal – 2.7%
EDP-Energias de Portugal S.A.	514,647	1,766,327
Portugal Telecom, SGPS, S.A.	168,911	2,257,549

Total Portugal		4,023,876
Spain – 8.8%
Abertis Infraestructuras, S.A.	95,606	1,784,227
ACS Actividades de Construccion y Servicios, S.A.(a)	52,170	2,608,525
Gas Natural SDG S.A.	131,702	1,966,109
Iberdrola S.A.	271,182	2,089,140
Repsol YPF S.A.	77,908	2,009,673
Telefonica S.A.	108,563	2,692,240

Total Spain		13,149,914
Sweden – 2.9%
Hennes & Mauritz AB Class B	34,163	1,239,005
Svenska Cellulosa AB Class B	90,598	1,379,723
TeliaSonera AB	201,806	1,637,104

Total Sweden		4,255,832

See Notes to Financial Statements.

66	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2010

Investments	Shares	Value
Switzerland – 2.8%
Novartis AG	22,349	$1,289,079
Roche Holding AG	7,548	1,036,841
Swisscom AG	4,500	1,825,426

Total Switzerland		4,151,346
United Kingdom – 15.2%
AstraZeneca PLC	32,692	1,665,772
BAE Systems PLC	321,772	1,735,627
British American Tobacco PLC	44,778	1,675,476
Diageo PLC	65,135	1,124,932
GlaxoSmithKline PLC	91,057	1,800,053
Imperial Tobacco Group PLC	44,526	1,331,013
J. Sainsbury PLC	267,643	1,647,785
National Grid PLC	308,720	2,626,999
Pearson PLC	81,076	1,259,071
Reed Elsevier PLC	172,499	1,462,413
Royal Dutch Shell PLC Class B	70,020	2,048,969
Scottish & Southern Energy PLC	119,576	2,106,625
Vodafone Group PLC	880,272	2,179,186

Total United Kingdom		22,663,921
TOTAL COMMON STOCKS (Cost: $138,750,128)		147,001,052
EXCHANGE-TRADED FUND – 1.0%
United States – 1.0%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $1,338,700)	32,867	1,446,477
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $4,462)	4,462	4,462
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.2%
MONEY MARKET FUND – 7.2%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $10,772,000)(e)	10,772,000	10,772,000
TOTAL INVESTMENTS IN SECURITIES – 106.8% (Cost: $150,865,290)(f)		159,223,991
Liabilities in Excess of Foreign Currency and Other Assets – (6.8)%		(10,110,274)

NET ASSETS – 100.0%		$149,113,717

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $10,253,531 and the total market value of the collateral held by the Fund was $10,772,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	67

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 98.9%
Australia – 12.3%
AGL Energy Ltd.	47,771	$747,932
Amcor Ltd.	103,204	650,527
Bank of Queensland Ltd.	28,830	312,644
Bendigo and Adelaide Bank Ltd.	45,459	402,743
Billabong International Ltd.	26,677	205,865
Boral Ltd.	49,440	220,682
Brambles Ltd.(a)	118,841	721,475
Caltex Australia Ltd.	24,017	278,821
Coca-Cola Amatil Ltd.	76,169	883,533
Cochlear Ltd.	4,945	336,357
Computershare Ltd.	31,756	299,791
Crown Ltd.	92,239	749,314
CSR Ltd.	350,210	610,364
David Jones Ltd.(a)	101,434	489,103
Downer EDI Ltd.	60,572	288,552
Energy Resources of Australia Ltd.	18,642	240,067
Harvey Norman Holdings Ltd.	127,273	464,585
Insurance Australia Group Ltd.	251,003	884,643
Lend Lease Group(b)	65,292	481,096
MacArthur Coal Ltd.	17,779	201,926
Metcash Ltd.	126,137	533,718
New Hope Corp., Ltd.	63,766	311,794
OneSteel Ltd.	100,773	285,890
Orica Ltd.	29,909	744,546
Platinum Asset Management Ltd.(a)	69,255	332,599
Ramsay Health Care Ltd.	20,231	301,274
Sims Metal Management Ltd.(a)	10,622	181,423
Sonic Healthcare Ltd.	50,239	535,083
SP AusNet(b)	470,214	391,545
TABCORP Holdings Ltd.	148,988	1,009,803
Tatts Group Ltd.	333,325	771,353
Toll Holdings Ltd.	83,930	536,350
Transurban Group(b)	125,087	601,944
UGL Ltd.	24,082	346,730
WorleyParsons Ltd.	25,170	542,252

Total Australia		16,896,324
Austria – 2.2%
Andritz AG	3,282	230,795
Raiffeisen International Bank Holding AG	9,617	449,016
Strabag SE	8,394	199,452
Telekom Austria AG	66,874	1,007,913
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,959	482,262
Voestalpine AG	16,967	625,874

Total Austria		2,995,312
Belgium – 2.5%
Ageas	192,396	551,584
Delhaize Group S.A.	7,118	516,971
Mobistar S.A.	15,184	931,156
Solvay S.A.	3,682	393,337
UCB S.A.(a)	16,262	564,236

Investments	Shares	Value

Umicore	10,444	$452,126

Total Belgium		3,409,410
Denmark – 0.8%
FLSmidth & Co. A/S	2,897	211,967
H. Lundbeck A/S	14,466	255,865
Novozymes A/S Class B	1,649	210,101
Tryg A/S	6,642	399,953

Total Denmark		1,077,886

Finland – 2.4%
Metso Oyj	8,310	381,413
Neste Oil Oyj	14,227	222,584
Nokian Renkaat Oyj	7,627	262,288
Outokumpu Oyj	13,143	261,427
Pohjola Bank PLC	27,348	333,220
Rautaruukki Oyj	12,510	258,913
Sanoma Oyj	17,918	379,645
UPM-Kymmene Oyj	39,093	670,858
Wartsila Oyj	8,849	578,301

Total Finland		3,348,649
France – 8.7%
Aeroports de Paris	6,906	564,176
Bourbon S.A.(a)	4,985	203,791
Bureau Veritas S.A.	5,766	403,191
Cap Gemini S.A.	8,358	419,901
CFAO S.A.	7,244	288,774
Ciments Francais S.A.	3,724	332,392
Dassault Systemes S.A.	3,512	258,716
Eiffage S.A.(a)	7,617	362,708
Eutelsat Communications	16,060	613,903
ICADE(a)	5,845	614,908
Imerys S.A.	4,632	277,859
Ipsen S.A.	5,104	169,427
Klepierre	23,925	924,020
Lagardere SCA	16,028	627,013
Legrand S.A.	19,045	645,066
M6-Metropole Television S.A.	41,750	983,201
Neopost S.A.	5,645	420,701
PagesJaunes Groupe	71,647	751,298
Remy Cointreau S.A.	4,475	301,829
Sa des Ciments Vicat	3,259	230,690
SCOR SE	25,538	611,175
SEB S.A.	2,745	235,866
Societe BIC S.A.	3,321	266,997
Societe Television Francaise 1	22,238	346,704
Technip S.A.	7,731	622,602
Thales S.A.	7,117	260,490
Zodiac Aerospace	3,496	221,932

Total France		11,959,330
Germany – 3.4%
Bilfinger Berger AG	4,692	323,863
Celesio AG	11,028	240,285
Fielmann AG	3,603	336,546

See Notes to Financial Statements.

68	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2010

Investments	Shares	Value

Fraport AG Frankfurt Airport Services Worldwide	6,779	$412,852
Gea Group AG	9,115	228,157
Hamburger Hafen und Logistik AG	7,633	297,507
Hannover Rueckversicherung AG	13,107	603,733
Hochtief AG	4,668	404,798
Salzgitter AG	4,906	318,240
Suedzucker AG	14,935	334,486
Symrise AG	9,459	263,240
United Internet AG Registered Shares	24,361	394,436
Wacker Chemie AG	1,542	284,931
Wincor Nixdorf AG	3,829	249,998

Total Germany		4,693,072
Hong Kong – 3.8%
Bank of East Asia Ltd.	102,000	431,613
Beijing Enterprises Holdings Ltd.	35,500	252,422
China Everbright Ltd.	84,000	199,959
China Merchants Holdings International Co., Ltd.	114,000	414,108

Citic Pacific Ltd.	200,000	455,997
Fushan International Energy Group Ltd.	500,000	338,778
Guangdong Investment Ltd.	398,808	208,055
Hopewell Holdings Ltd.	85,662	276,963
Hysan Development Co., Ltd.	80,000	286,480
Industrial & Commercial Bank of China Asia Ltd.	99,000	363,445
New World Development Ltd.	203,482	409,941
PCCW Ltd.	867,000	313,823
Shanghai Industrial Holdings Ltd.	74,000	373,660
Sino Land Co., Ltd.	272,000	562,696
Television Broadcasts Ltd.	52,074	297,156

Total Hong Kong		5,185,096
Ireland – 0.4%
DCC PLC	9,116	261,473
Kerry Group PLC Class A	6,318	221,973

Total Ireland		483,446
Italy – 6.0%
A2A SpA	472,326	725,422
Banca Carige SpA(a)	159,754	372,509
Banca Popolare di Sondrio S.c.r.l.	28,935	261,504
Edison SpA	447,381	562,820
ERG SpA	17,695	239,398
Finmeccanica SpA	46,428	552,388
Hera SpA	131,868	251,857
Intesa Sanpaolo SpA RSP	98,868	254,967
Lottomatica SpA	24,071	369,366
Mediaset SpA	105,713	750,461
Mediolanum SpA(a)	76,373	340,163
Parmalat SpA	200,830	515,994
Pirelli & C SpA	38,301	312,163
Prysmian SpA	13,824	252,892
Societa Iniziative Autostradali e Servizi SpA	20,885	199,015
Telecom Italia SpA RSP	843,904	952,209
Terna Rete Elettrica Nazionale SpA	206,818	880,220
Unione di Banche Italiane SCPA	47,572	461,761

Total Italy		8,255,109

Investments	Shares	Value

Japan – 15.8%
Ajinomoto Co., Inc.	37,000	$361,851
Asahi Kasei Corp.	70,000	385,444
Bank of Yokohama Ltd. (The)	68,000	317,453
Chiba Bank Ltd. (The)	42,000	244,841
Chugoku Electric Power Co., Inc. (The)(a)	20,000	394,302
Chuo Mitsui Trust Holdings, Inc.	56,000	185,684
Coca-Cola West Co., Ltd.	11,900	200,565
Cosmo Oil Co., Ltd.	86,000	224,419
Daihatsu Motor Co., Ltd.	23,000	307,529
Dainippon Sumitomo Pharma Co., Ltd.	27,500	230,099
Daito Trust Construction Co., Ltd.	9,300	555,506
Daiwa House Industry Co., Ltd.	28,000	281,542
Daiwa Securities Group, Inc.	116,000	467,943
Electric Power Development Co., Ltd.	8,900	267,405
FamilyMart Co., Ltd.	6,200	222,128
Fukuoka Financial Group, Inc.	47,000	187,910
Hitachi Chemical Co., Ltd.	10,500	195,822
Hokkaido Electric Power Co., Inc.	13,400	266,588
Hokuriku Electric Power Co.	13,500	308,008
Joyo Bank Ltd. (The)	52,000	226,574
JS Group Corp.	18,500	362,515
JSR Corp.	13,000	221,128
Kajima Corp.(a)	89,000	214,137
Kaneka Corp.	31,000	185,911
Kintetsu Corp.(a)	78,000	263,299

Kobe Steel Ltd.	118,000	276,849
Konami Corp.	13,100	231,140
Konica Minolta Holdings, Inc.	23,500	228,980
Kuraray Co., Ltd.	18,000	227,101
Kyowa Hakko Kirin Co., Ltd.	26,000	257,386
Lawson, Inc.	8,700	398,342
Mabuchi Motor Co., Ltd.	4,200	214,676
Makita Corp.	7,000	221,798
Matsui Securities Co., Ltd.	27,100	151,493
MEIJI Holdings Co., Ltd.	5,100	239,921
Mitsubishi Chemical Holdings Corp.(a)	66,500	337,515
Mitsubishi Tanabe Pharma Corp.	25,000	406,991
Mizuho Securities Co., Ltd.	72,000	164,616
Namco Bandai Holdings, Inc.	20,900	193,639
NGK Insulators Ltd.	10,000	166,028
Nippon Electric Glass Co., Ltd.	16,000	217,955
Nippon Express Co., Ltd.	67,000	254,237
Nippon Paper Group, Inc.	8,200	205,049
Nisshin Seifun Group, Inc.	18,000	236,366
Nissin Foods Holdings Co., Ltd.	6,500	234,588
Nitori Holdings Co., Ltd.	2,250	187,994
Nitto Denko Corp.	6,300	246,223
Nomura Real Estate Holdings, Inc.	14,100	200,006
Nomura Research Institute Ltd.(a)	13,900	261,062
Obayashi Corp.	46,000	182,811
OJI Paper Co., Ltd.(a)	56,000	247,355
Olympus Corp.	9,200	240,737
Oracle Corp.	10,468	498,088

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	69

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2010

Investments	Shares	Value

Oriental Land Co., Ltd.(a)	4,400	$409,768
Osaka Gas Co., Ltd.	102,000	367,513
Panasonic Electric Works Co., Ltd.	25,000	331,278
Sankyo Co., Ltd.	7,900	417,979
Sega Sammy Holdings, Inc.	14,900	227,584
Sekisui House Ltd.	24,000	215,466
Shikoku Electric Power Co., Inc.(a)	11,200	321,092
Shimizu Corp.	56,000	207,134
Shionogi & Co., Ltd.	16,600	303,625
Shiseido Co., Ltd.	20,400	457,620
Shizuoka Bank Ltd. (The)	29,000	249,593
Showa Shell Sekiyu K.K.	48,900	373,452
Stanley Electric Co., Ltd.	11,100	176,718
Sumitomo Chemical Co., Ltd.	65,000	284,774
Suzuken Co., Ltd.	5,900	195,136
T&D Holdings, Inc.	16,850	350,958
Taiyo Nippon Sanso Corp.(a)	22,000	186,976
TDK Corp.	4,200	234,032
Tokyu Corp.	64,000	282,691
TonenGeneral Sekiyu K.K.(a)	63,104	583,905
Toppan Printing Co., Ltd.(a)	51,000	398,647
Toray Industries, Inc.	46,000	256,045
Toyoda Gosei Co., Ltd.	7,400	162,988
Toyota Tsusho Corp.	14,000	206,129
Trend Micro, Inc.	10,300	307,126
Yamato Holdings Co., Ltd.	22,000	265,980

Total Japan		21,781,758
Netherlands – 2.5%
Fugro N.V. CVA	6,642	437,379
Koninklijke Boskalis Westminster N.V.	6,368	267,632
Koninklijke DSM N.V.	12,263	629,144
Koninklijke Vopak N.V.	5,462	261,060
Reed Elsevier N.V.	60,379	762,473
SBM Offshore N.V.	14,661	278,211
STMicroelectronics N.V.	29,496	226,145
Wolters Kluwer N.V.	24,918	523,878

Total Netherlands		3,385,922

New Zealand – 0.8%
Contact Energy Ltd.*	58,414	243,190
Fletcher Building Ltd.	40,874	242,323
Telecom Corp. of New Zealand Ltd.	422,589	627,887

Total New Zealand		1,113,400
Norway – 1.6%
Aker Solutions ASA	19,225	279,863
Fred Olsen Energy ASA	8,249	288,902
Marine Harvest ASA(a)	461,108	403,534
Norsk Hydro ASA	53,209	322,550
Orkla ASA	99,058	916,797

Total Norway		2,211,646
Portugal – 1.7%
Banco BPI S.A. Registered Shares	112,413	239,868
Banco Comercial Portugues S.A. Class R(a)	336,203	293,291

Investments	Shares	Value

Banco Espirito Santo S.A.(a)	102,651	$475,773
Brisa Auto-Estradas de Portugal S.A.	80,569	520,266
Cimpor Cimentos de Portugal, SGPS, S.A.	64,496	415,772
Jeronimo Martins, SGPS, S.A.	30,854	413,216

Total Portugal		2,358,186
Singapore – 4.3%
ComfortDelgro Corp., Ltd.	166,000	191,827
Fraser and Neave Ltd.	87,402	431,910
Jardine Cycle & Carriage Ltd.	18,904	564,814
Keppel Land Ltd.	64,000	197,058
Olam International Ltd.	98,000	242,886
SATS Ltd.	97,000	210,172
SembCorp Industries Ltd.	130,000	430,912
SembCorp Marine Ltd.	150,360	449,245
SIA Engineering Co., Ltd.	86,536	302,631
Singapore Exchange Ltd.(a)	89,000	610,317
Singapore Press Holdings Ltd.	203,148	656,387
Singapore Technologies Engineering Ltd.	233,000	595,188
SMRT Corp., Ltd.	112,000	174,554
StarHub Ltd.	275,594	540,565
Yangzijiang Shipbuilding Holdings Ltd.	210,000	280,990

Total Singapore		5,879,456
Spain – 6.1%
Acciona S.A.(a)	6,320	534,595
Banco de Sabadell S.A.(a)	92,209	462,497
Banco Espanol de Credito S.A.(a)	89,665	906,207
Banco Popular Espanol S.A.	138,483	879,116
Bankinter, S.A.(a)	55,411	385,574
Bolsas y Mercados Espanoles S.A.	16,992	454,903
Ebro Foods S.A.	20,764	415,851
Enagas	24,899	505,293
Ferrovial S.A.	47,965	449,140
Fomento de Construcciones y Contratas S.A.(a)	21,820	604,114
Grifols S.A.(a)	21,268	305,449
Grupo Catalana Occidente S.A.	13,461	256,359
Indra Sistemas S.A.(a)	17,905	341,970
Red Electrica Corp. S.A.	12,067	568,266
Sociedad General de Aguas de Barcelona S.A. Class A*	10,837	295,894
Tecnicas Reunidas S.A.	5,443	290,581
Zardoya Otis S.A.	40,736	730,196

Total Spain		8,386,005
Sweden – 5.0%
Alfa Laval AB(a)	22,631	397,103
Assa Abloy AB Class B	16,288	411,402

Atlas Copco AB Class B	24,339	428,881
Boliden AB	21,256	322,446
Electrolux AB Series B	14,759	364,011
Getinge AB Class B	10,563	247,182
Hakon Invest AB	18,851	344,780
Kinnevik Investment AB Class B	14,046	297,801
Ratos AB Class B	13,365	462,276
Scania AB Class B	15,956	352,757

See Notes to Financial Statements.

70	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2010

Investments	Shares	Value

Securitas AB Class B	33,873	$365,376
Skanska AB Class B	40,896	750,407
SKF AB Class B	22,704	522,858
Svenska Cellulosa AB Class B	44,359	675,546
Swedish Match AB	15,641	417,834
Tele2 AB Class B	27,439	576,865

Total Sweden		6,937,525
Switzerland – 2.6%
Baloise Holding AG	5,825	528,272
BKW FMB Energie AG	4,276	283,403
Geberit AG	3,068	549,568
Julius Baer Group Ltd.	7,282	266,623
Partners Group Holding AG	2,349	391,440
Schindler Holding AG	2,510	269,768
Schindler Holding AG Participating Shares	3,125	337,146
Sonova Holding AG	1,713	210,410
Sulzer AG	2,365	275,971
Swatch Group AG (The)	1,406	532,062

Total Switzerland		3,644,663
United Kingdom – 16.0%
Aberdeen Asset Management PLC	120,154	303,889
Admiral Group PLC	22,182	582,340
AMEC PLC	18,574	288,592
Amlin PLC	49,016	309,962
Ashmore Group PLC	85,812	452,455
Balfour Beatty PLC	63,759	268,761
British Land Co. PLC	93,490	685,046
Bunzl PLC	19,986	239,039
Burberry Group PLC	16,892	276,832
Cable & Wireless Communications PLC	847,603	757,983
Capita Group PLC (The)	31,970	395,974
Carillion PLC	35,963	177,662
Cobham PLC	56,247	204,745
Daily Mail & General Trust N.V. Class A	29,492	244,451
Firstgroup PLC	51,822	296,267
G4S PLC	84,961	340,863
Hargreaves Lansdown PLC	51,812	359,240
Hays PLC	213,736	380,927
Home Retail Group PLC	114,105	370,402
ICAP PLC	62,383	424,178
IG Group Holdings PLC	33,671	263,808
IMI PLC	21,059	254,693
Inmarsat PLC	30,301	316,810
Intercontinental Hotels Group PLC	17,883	320,125
International Power PLC	118,855	726,692
Investec PLC	31,195	249,964
Johnson Matthey PLC	12,404	344,405
Kingfisher PLC	127,888	471,974
Legal & General Group PLC	556,274	907,257
Logica PLC	103,122	206,050
London Stock Exchange Group PLC	26,302	282,252
Man Group PLC	415,581	1,434,826
Marks & Spencer Group PLC	59,802	365,730

Investments	Shares	Value

Meggitt PLC	43,348	$202,328
Next PLC	13,085	456,925
Northumbrian Water Group PLC	46,609	244,283
Pennon Group PLC	29,074	266,413
Rexam PLC	90,394	437,300
RSA Insurance Group PLC	433,735	893,308
Sage Group PLC (The)	85,599	372,693
Schroders PLC	13,248	300,200
Segro PLC	69,241	297,870
Severn Trent PLC	26,402	545,432
Smith & Nephew PLC	28,829	263,714
Smiths Group PLC	24,981	479,860
Stagecoach Group PLC	90,051	258,546
Standard Life PLC	293,315	1,068,620
Tate & Lyle PLC	50,922	374,574
Thomas Cook Group PLC	114,164	309,068
TUI Travel PLC	117,710	397,685
United Utilities Group PLC	87,292	788,189
Whitbread PLC	11,986	306,734
William Hill PLC	76,360	199,745

Total United Kingdom		21,967,681
TOTAL COMMON STOCKS (Cost: $136,285,526)		135,969,876
EXCHANGE-TRADED FUNDS – 0.4%
United States – 0.4%
WisdomTree International LargeCap Dividend Fund(c)	6,055	266,480
WisdomTree International SmallCap Dividend Fund(c)	5,692	269,915
TOTAL EXCHANGE-TRADED FUNDS (Cost: $482,200)		536,395
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $15,218)	15,218	15,218
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.2%
MONEY MARKET FUND – 7.2%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(e) (Cost: $9,878,000)(f)	9,878,000	9,878,000
TOTAL INVESTMENTS IN SECURITIES – 106.5% (Cost: $146,660,944)(g)		146,399,489
Liabilities in Excess of Foreign Currency and Other Assets – (6.5)%		(8,941,993)

NET ASSETS – 100.0%		$137,457,496

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	71

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2010

RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated companies (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(e)	Interest rate shown reflects yield as of September 30, 2010.

(f)	At September 30, 2010, the total market value of the Fund’s securities on loan was $9,380,861 and the total market value of the collateral held by the Fund was $9,878,000.

(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

72	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.0%
Australia – 16.9%
Adelaide Brighton Ltd.	678,159	$2,258,799
Ansell Ltd.	46,180	596,929
APN News & Media Ltd.	302,564	585,915
ARB Corp., Ltd.	91,143	666,282
Aspen Group(a)	1,520,438	662,474
Ausdrill Ltd.	477,361	993,740
Austal Ltd.	224,284	532,049
Austbrokers Holdings Ltd.	146,895	701,199
Austereo Group Ltd.	590,006	922,606
Automotive Holdings Group	444,174	993,465
Bradken Ltd.	120,581	998,234
BT Investment Management Ltd.	267,764	632,601
Cabcharge Australia Ltd.	220,519	1,180,752
Campbell Brothers Ltd.	38,912	1,245,963
Cardno Ltd.	136,321	607,167
carsales.com.au Ltd.	145,847	656,656
Centennial Coal Co., Ltd.	177,956	1,063,127
Challenger Infrastructure Fund Class A(b)	610,022	720,598
Coffey International Ltd.	647,714	689,864
ConnectEast Group(b)	3,039,731	1,280,301
Consolidated Media Holdings Ltd.	790,192	2,532,493
Count Financial Ltd.	630,648	738,856
Crane Group Ltd.(a)	119,585	948,305
Cromwell Group	1,660,372	1,141,435
DUET Group(b)	1,472,504	2,480,809
DWS Advanced Business Solutions Ltd.	492,178	772,013
Envestra Ltd.(b)	2,885,019	1,424,644
Fleetwood Corp., Ltd.	112,718	1,198,349
Flight Centre Ltd.	40,549	882,993
Goodman Fielder Ltd.	1,706,665	2,156,485
GUD Holdings Ltd.(a)	123,128	1,154,037
GWA International Ltd.(a)	431,213	1,306,844
Hastie Group Ltd.	516,447	787,579
Hastings Diversified Utilities Fund	667,156	888,214
Healthscope Ltd.	253,724	1,478,923
Hills Industries Ltd.	315,182	683,592
IMF Australia Ltd.	331,943	446,751
Invocare Ltd.(a)	143,464	902,909
IOOF Holdings Ltd.	197,312	1,285,749
Iress Market Technology Ltd.(a)	119,655	990,569
JB Hi-Fi Ltd.(a)	72,746	1,455,214
Kingsgate Consolidated Ltd.	73,338	823,710
Mineral Resources Ltd.	82,972	848,366
Mirvac Group(b)	146,388	188,514
Mitchell Communications Group Ltd.	701,318	845,419
Monadelphous Group Ltd.	129,811	2,018,574
Mortgage Choice Ltd.	471,749	532,138
Myer Holdings Ltd.(a)	483,690	1,760,932
Navitas Ltd.(a)	329,860	1,357,395
NIB Holdings Ltd.	719,609	863,984
Peet Ltd.	388,975	698,640
Perpetual Ltd.(a)	52,242	1,537,227

Investments	Shares	Value

Primary Health Care Ltd.	590,950	$2,014,100
Prime Infrastructure Group(b)	124,997	531,314
Ridley Corp., Ltd.	478,343	602,102
SAI Global Ltd.	205,609	869,984
Salmat Ltd.	126,911	479,238
Servcorp Ltd.	161,672	461,790
Seven Group Holdings Ltd.(a)	233,709	1,595,336
SMS Management & Technology Ltd.	125,176	803,567
Spark Infrastructure Group(a)(c)	1,930,223	2,065,177
Spark Infrastructure Group*	551,492	590,050
Spotless Group Ltd.	354,344	823,425
STW Communications Group Ltd.	595,519	469,938
Super Cheap Auto Group Ltd.	127,199	800,543
Technology One Ltd.	807,748	766,460
Tower Australia Group Ltd.	267,171	605,331
TPG Telecom Ltd.	275,512	405,482
Transfield Services Infrastructure Fund	1,102,450	715,190
Transfield Services Ltd.	357,148	1,244,911
Watpac Ltd.	494,028	741,431
West Australian Newspapers Holdings Ltd.(a)	225,943	1,564,201
Wotif.com Holdings Ltd.	187,060	883,870

Total Australia		74,153,823
Austria – 1.5%
bwin Interactive Entertainment AG	13,750	714,162
Conwert Immobilien Invest SE	83,121	1,198,883
Flughafen Wien AG	25,336	1,468,291
Oesterreichische Post AG	30,302	908,655
Schoeller-Bleckmann Oilfield Equipment AG	17,637	1,153,700
Semperit AG Holding	32,432	1,241,504

Total Austria		6,685,195
Belgium – 1.4%
Cie D’entreprises CFE	14,604	820,623
Cie Maritime Belge S.A.	47,776	1,371,005
EVS Broadcast Equipment S.A.	19,843	1,219,036
Nyrstar	60,174	804,245
Omega Pharma S.A.	18,015	672,402
Tessenderlo Chemie N.V.	37,356	1,165,824

Total Belgium		6,053,135
Denmark – 0.3%
Auriga Industries Class B(a)	39,477	730,426
NKT Holding A/S	13,833	685,226

Total Denmark		1,415,652
Finland – 3.7%
Amer Sports Oyj Class A	59,612	734,883
Citycon Oyj	143,937	615,054
F-Secure Oyj	189,542	587,392
HKScan Oyj Class A	43,305	461,727
Huhtamaki Oyj	92,956	1,195,432
Kemira Oyj	85,126	1,172,600
Konecranes Oyj	47,489	1,778,342
Lassila & Tikanoja Oyj	46,573	883,147
Orion Oyj Class B	147,793	2,955,888

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	73

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2010

Investments	Shares	Value

Outotec Oyj	22,173	$940,205
Ramirent Oyj	55,806	572,160
Sponda Oyj	271,261	1,318,359
Stockmann Oyj Abp Class B	24,642	961,131
Tieto Oyj	48,162	959,962
Uponor Oyj	64,470	1,068,496

Total Finland		16,204,778
France – 3.0%
Canal Plus	132,373	966,829
Etablissements Maurel et Prom	193,451	2,664,763
Ingenico	46,662	1,364,837
IPSOS	24,863	1,137,090
Nexity	31,723	1,206,785
Rallye S.A.(a)	66,830	2,477,067
Saft Groupe S.A.(a)	21,024	820,877
Sechilienne-Sidec	29,997	832,143
Sequana	27,132	368,554
Teleperformance	49,716	1,418,532

Total France		13,257,477
Germany – 2.9%
Bauer AG	18,317	$751,442
Bechtle AG	21,814	722,177
Carl Zeiss Meditec AG	37,083	584,727
Comdirect Bank AG	146,161	1,305,984
CTS Eventim AG	14,275	740,066
Douglas Holding AG	15,172	762,853
Drillisch AG	86,437	629,315
ElringKlinger AG	22,815	730,866
Gerry Weber International AG	23,447	962,056
H&R WASAG AG	26,409	621,744
Indus Holding AG	42,295	1,103,145
Kontron AG	62,479	543,167
MLP AG	78,684	803,175
Sixt AG	21,868	806,213
Solarworld AG(a)	45,291	568,848
Vossloh AG	4,395	468,545
Wirecard AG(a)	41,247	562,541

Total Germany		12,666,864
Hong Kong – 2.1%
BYD Electronic International Co., Ltd.	799,500	459,317
China Pharmaceutical Group Ltd.	1,392,000	719,023
China Power International Development Ltd.	2,952,000	654,040
Citic 1616 Holdings Ltd.	2,113,000	764,830
Dah Chong Hong Holdings Ltd.	1,193,000	1,472,194
Goldlion Holdings Ltd.	2,109,000	825,866
Henderson Investment Ltd.	7,036,000	725,062
Shun Tak Holdings Ltd.	1,940,000	1,244,487
Sinotrans Shipping Ltd.(a)	1,594,500	673,686
Sun Hung Kai & Co., Ltd.	917,189	678,156
Vitasoy International Holdings Ltd.	954,364	751,129

Total Hong Kong		8,967,790

Investments	Shares	Value

Ireland – 0.9%
C&C Group PLC	153,939	$670,403
FBD Holdings PLC	4,650	41,073
Glanbia PLC	161,889	766,908
Greencore Group PLC	380,000	606,968
Paddy Power PLC	29,563	1,039,092
United Drug PLC	259,923	886,763

Total Ireland		4,011,207
Italy – 5.8%
Actelios SpA(a)	121,448	412,844
Ansaldo STS SpA	50,656	656,287
Astaldi SpA	98,918	712,351
Autostrada Torino-Milano SpA	56,114	785,221
Banca Generali SpA	122,959	1,502,380
Benetton Group SpA	145,653	1,118,506
Brembo SpA	101,167	1,013,751
Cairo Communication SpA	254,134	980,117
Cementir Holding SpA	158,818	524,701
De’Longhi SpA	124,569	681,947
Fiat SpA RSP	98,480	1,047,999
Fondiaria-Sai SpA	95,888	970,016
Fondiaria-Sai SpA RSP	70,601	450,116
Geox SpA(a)	246,484	1,398,999
Immobiliare Grande Distribuzione	436,210	716,404
IMMSI SpA	590,266	680,928
Indesit Co. SpA	36,695	449,111
Iren SpA	1,553,762	2,691,799
Italcementi SpA(a)	78,870	698,262
Maire Tecnimont SpA	175,629	699,526
MARR SpA	105,963	1,143,543
Milano Assicurazioni SpA	723,271	1,355,714
Piaggio & C. SpA	312,559	981,423
Piccolo Credito Valtellinese Scarl	116,019	533,772
Recordati SpA	172,351	1,545,880
Societa Cattolica di Assicurazioni SCRL	20,663	538,230
Unipol Gruppo Finanziario SpA	1,440,353	1,049,059

Total Italy		25,338,886
Japan – 25.2%
ADEKA Corp.	76,200	772,581
Aica Kogyo Co., Ltd.	89,800	1,023,337
Aichi Steel Corp.	181,000	925,150
Akita Bank Ltd. (The)	151,000	504,297
Alpen Co., Ltd.	22,900	355,808
Amano Corp.	107,800	874,891
AOKI Holdings, Inc.	41,900	635,472
Asahi Holdings, Inc.	29,100	670,895
Avex Group Holdings, Inc.	56,100	751,447
Bank of Nagoya Ltd. (The)	142,000	448,743
Bank of Saga Ltd. (The)	174,000	501,963
Capcom Co., Ltd.	39,600	620,498
Century Tokyo Leasing Corp.	65,110	784,843
Chiyoda Co., Ltd.	41,200	443,859
Chuetsu Pulp & Paper Co., Ltd.	360,000	642,088

See Notes to Financial Statements.

74	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2010

Investments	Shares	Value

Circle K Sunkus Co., Ltd.	71,100	$949,816
Coca-Cola Central Japan Co., Ltd.	37,500	504,100
COMSYS Holdings Corp.	96,400	882,763
Culture Convenience Club Co., Ltd.(a)	113,500	486,390
Daifuku Co., Ltd.	134,500	682,643
Daio Paper Corp.(a)	76,000	532,200
Daishi Bank Ltd. (The)	217,000	729,914
DCM Japan Holdings Co., Ltd.(a)	142,100	675,290
DIC Corp.	493,000	867,501
DOWA Holdings Co., Ltd.	195,000	1,160,103
EDION Corp.(a)	73,300	537,861
Ehime Bank Ltd. (The)	202,000	536,797
Ezaki Glico Co., Ltd.(a)	65,000	841,094
Fancl Corp.(a)	48,000	765,909
Fukui Bank Ltd. (The)	168,000	573,139
Fukuyama Transporting Co., Ltd.(a)	150,000	772,085
Gunze Ltd.	211,000	724,886
H2O Retailing Corp.	121,000	757,517
Hanwa Co., Ltd.	203,000	797,031
Higo Bank Ltd. (The)	98,000	513,814
Hikari Tsushin, Inc.	48,400	909,021
Hitachi Cable Ltd.	232,000	605,411
Hitachi Koki Co., Ltd.	87,200	773,464
Hokkoku Bank Ltd. (The)	162,000	645,751
Hokuetsu Bank Ltd. (The)	363,000	651,784
Hokuetsu Kishu Paper Co., Ltd.	166,000	796,816
Hokuto Corp.	33,800	756,191
House Foods Corp.(a)	54,400	826,354
Hulic Co., Ltd.	80,900	549,082
Hyakugo Bank Ltd. (The)	129,000	554,357
Hyakujushi Bank Ltd. (The)	178,000	675,437
Inaba Denki Sangyo Co., Ltd.	36,800	915,375
IT Holdings Corp.	56,100	605,724
Ito En Ltd.	53,700	881,287
Itochu Enex Co., Ltd.	144,200	685,269
Iwatani Corp.	244,000	706,823
Izumi Co., Ltd.	49,800	624,735
Japan Pulp & Paper Co., Ltd.	146,000	482,356
Japan Wool Textile Co., Ltd. (The)	68,000	521,762
J-Oil Mills, Inc.	190,000	529,926
Juroku Bank Ltd. (The)	158,000	522,001
Kabu.com Securities Co., Ltd.(a)	130,200	497,173
Kagome Co., Ltd.	32,000	619,009
Kagoshima Bank Ltd. (The)	79,000	482,284
Kaken Pharmaceutical Co., Ltd.	102,000	1,062,246
Kandenko Co., Ltd.	161,000	963,610
Keiyo Bank Ltd. (The)	107,000	530,261
Kewpie Corp.	66,900	864,879
Kiyo Holdings, Inc.	474,800	664,970
Kokuyo Co., Ltd.	93,900	741,848
Komeri Co., Ltd.	27,100	604,998
Kose Corp.	27,700	657,187
Kurabo Industries Ltd.	440,000	695,236
KUREHA Corp.	141,000	740,950

Investments	Shares	Value

Kyoei Steel Ltd.	45,000	$597,378
KYORIN Holdings, Inc.	67,000	1,040,208
Kyowa Exeo Corp.	100,400	902,566
Kyudenko Corp.	67,000	364,915
Lion Corp.	142,000	773,402
Maeda Road Construction Co., Ltd.	97,000	719,895
Mars Engineering Corp.	23,400	373,380
Maruichi Steel Tube Ltd.	54,200	1,038,066
Max Co., Ltd.	34,000	384,199
MEGMILK SNOW BRAND Co., Ltd.	29,400	551,470
Mie Bank Ltd. (The)	165,000	460,199
Ministop Co., Ltd.	27,700	408,504
Mitsumi Electric Co., Ltd.	47,400	726,263
Miura Co., Ltd.	32,700	739,410
Mizuno Corp.	163,000	725,832
Mochida Pharmaceutical Co., Ltd.	95,000	974,563
Morinaga & Co., Ltd.	338,000	805,147
Morinaga Milk Industry Co., Ltd.	157,000	672,803
Moshi Moshi Hotline, Inc.	31,350	753,916
Musashino Bank Ltd. (The)	22,000	677,592
Nagase & Co., Ltd.	79,000	895,535
Nichirei Corp.	181,000	766,986
Nihon Yamamura Glass Co., Ltd.	259,000	669,667
Nippon Beet Sugar Manufacturing Co., Ltd.	308,000	718,937
Nippon Flour Mills Co., Ltd.	133,000	684,582
Nippon Kayaku Co., Ltd.	124,000	1,208,236
Nippon Suisan Kaisha Ltd.(a)	249,700	821,971
Nipro Corp.(a)	41,900	875,717
Nishi-Nippon Railroad Co., Ltd.	202,000	868,063
Nissha Printing Co., Ltd.(a)	18,800	426,904
Nisshin Oillio Group Ltd. (The)	121,000	551,843
NOF Corp.	141,000	619,428
NS Solutions Corp.	32,300	593,107
NSD Co., Ltd.	62,500	708,493
Ogaki Kyoritsu Bank Ltd. (The)	204,000	625,138
Okasan Securities Group, Inc.	179,000	597,809
Okumura Corp.	214,000	724,946
Onward Holdings Co., Ltd.	127,000	995,751
PanaHome Corp.(a)	146,000	844,123
Parco Co., Ltd.	82,500	665,609
Park24 Co., Ltd.	106,000	1,128,010
Plenus Co., Ltd.	59,900	908,467
Point, Inc.	13,640	618,812
Rengo Co., Ltd.	116,000	748,432
Ryohin Keikaku Co., Ltd.(a)	22,200	744,075
Ryosan Co., Ltd.	41,800	1,044,750
Saibu Gas Co., Ltd.	302,000	878,453
Sangetsu Co., Ltd.	47,500	1,034,265
Sankyu, Inc.	179,000	700,658
Sanwa Holdings Corp.	297,000	878,130
Sanyo Chemical Industries Ltd.	97,000	755,889
Sanyo Shokai Ltd.	222,000	927,436
Senshu Ikeda Holdings, Inc.	382,900	572,929
Shimachu Co., Ltd.	37,600	722,835

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	75

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2010

Investments	Shares	Value

Shinko Plantech Co., Ltd.	73,100	$663,273
Sinanen Co., Ltd.	105,000	429,854
Sohgo Security Services Co., Ltd.	83,900	867,723
Sumisho Computer Systems Corp.	31,100	472,419
Sumitomo Bakelite Co., Ltd.	156,000	786,162
Sumitomo Osaka Cement Co., Ltd.	288,000	492,985
Sumitomo Real Estate Sales Co., Ltd.	17,830	806,768
Sumitomo Warehouse Co., Ltd. (The)	145,000	725,521
Taiyo Holdings Co., Ltd.	33,800	945,138
Takara Holdings, Inc.	110,000	617,548
Takara Standard Co., Ltd.	75,000	485,695
Takasago Thermal Engineering Co., Ltd.	101,300	793,036
Toda Corp.	254,000	830,045
Toho Bank Ltd. (The)	167,000	471,774
Tokai Tokyo Financial Holdings, Inc.	258,000	849,294
Tokyo Tatemono Co., Ltd.	235,000	900,168
Tokyo Tomin Bank Ltd. (The)	52,700	579,738
Tokyotokeiba Co., Ltd.	520,000	746,948
Toppan Forms Co., Ltd.	94,900	881,523
Toshiba TEC Corp.	216,000	791,190
Tosoh Corp.(a)	312,000	840,316
Toyo Ink Manufacturing Co., Ltd.	204,000	800,958
Toyobo Co., Ltd.	456,000	731,434
Toyota Auto Body Co., Ltd.	64,600	982,842
UNY Co., Ltd.	103,500	817,692
Valor Co., Ltd.	52,500	399,060
Wacoal Holdings Corp.	76,000	1,025,281
Xebio Co., Ltd.(a)	25,500	495,715
Yamanashi Chuo Bank Ltd. (The)	126,000	505,267
Yodogawa Steel Works Ltd.	203,000	835,911
Yokohama Rubber Co., Ltd. (The)	191,000	957,972

Total Japan		110,335,246
Netherlands – 1.9%
Aalberts Industries N.V.	37,334	615,698
Arcadis N.V.	44,004	987,321
BinckBank N.V.	79,628	1,113,716
Brit Insurance Holdings N.V.*	56,526	913,006
Exact Holding N.V.	37,224	942,678
Grontmij CVA	40,293	808,618
Koninklijke BAM Groep N.V.	87,057	564,539
Mediq N.V.	33,936	587,921
Sligro Food Group N.V.	29,505	953,836
TKH Group N.V.	38,458	853,172

Total Netherlands		8,340,505
New Zealand – 2.7%
Air New Zealand Ltd.	1,011,355	944,756
Auckland International Airport Ltd.	1,136,372	1,713,510
Fisher & Paykel Healthcare Corp., Ltd.	401,985	878,170
Freightways Ltd.	318,849	691,862
Infratil Ltd.	567,903	743,543
Ryman Healthcare Ltd.	342,569	521,591
Sky City Entertainment Group Ltd.	637,735	1,327,513
Sky Network Television Ltd.	292,997	1,066,794

Investments	Shares	Value

Tower Ltd.	430,716	$579,768
Vector Ltd.	1,244,668	2,087,375
Warehouse Group Ltd. (The)	435,510	1,210,883

Total New Zealand		11,765,765
Norway – 1.8%
Aker ASA Class A	35,640	705,960
Atea ASA	115,806	921,512
Austevoll Seafood ASA	153,622	991,584

Cermaq ASA*	74,533	830,449
Copeinca ASA	73,012	529,867
Sparebank 1 SMN	118,660	992,852
Sparebank 1 SR Bank	55,752	504,569
Tomra Systems ASA	171,393	1,024,343
Veidekke ASA	200,885	1,543,633

Total Norway		8,044,769
Portugal – 1.6%
BANIF, SGPS, S.A.	534,990	744,976
Martifer SGPS S.A.(a)	174,362	366,580
Mota Engil, SGPS, S.A.(a)	285,564	831,555
Portucel Empresa Produtora de Pasta e Papel S.A.	500,602	1,479,609
REN – Redes Energeticas Nacionais S.A.	376,538	1,375,084
Semapa-Sociedade de Investimento e Gestao	104,975	1,114,967
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	329,513	1,304,569

Total Portugal		7,217,340
Singapore – 4.0%
Ascendas India Trust	1,421,000	1,080,321
Boustead Singapore Ltd.	1,030,000	775,231
Cityspring Infrastructure Trust	1,805,649	837,379
First Resources Ltd.	638,000	567,499
Guocoland Ltd.	449,102	805,779
Hi-P International Ltd.	1,526,000	1,183,350
Ho Bee Investment Ltd.	581,000	733,235
Hong Leong Asia Ltd.	253,000	638,583
Hyflux Ltd.	203,000	479,971
K1 Ventures Ltd.	5,471,000	644,699
M1 Ltd.	880,800	1,466,493
Pacific Century Regional Developments Ltd.	4,787,000	709,670
Singapore Post Ltd.	1,698,000	1,574,912
Straits Asia Resources Ltd.	712,000	1,190,862
United Engineers Ltd.	389,000	694,986
UOB-Kay Hian Holdings Ltd.	917,000	1,087,558
Venture Corp., Ltd.	295,000	2,202,380
Wing Tai Holdings Ltd.	540,000	710,229

Total Singapore		17,383,137
Spain – 1.7%
Abengoa S.A.	31,351	795,232
Almirall S.A.	157,570	1,733,824
Antena 3 de Television S.A.	205,982	1,701,301
Banco Pastor S.A.	97,581	499,566
Duro Felguera S.A.(a)	134,907	1,156,620

See Notes to Financial Statements.

76	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2010

Investments	Shares	Value

FAES FARMA S.A.	178,764	$790,718
Viscofan S.A.	18,678	616,571

Total Spain		7,293,832
Sweden – 6.2%
AarhusKarlshamn AB(a)	27,520	654,211
Axfood AB	50,644	1,669,686
Axis Communications AB	68,869	997,649
Cardo AB	27,390	1,003,133
Castellum AB	174,819	2,328,565
Clas Ohlson AB Class B(a)	48,440	896,031
Fabege AB	186,809	1,880,427
Hoganas AB Class B	20,025	650,090
Holmen AB Class B	36,794	1,136,530
Husqvarna AB Class A	85,441	628,378
Intrum Justitia AB	87,362	1,002,699
JM AB	44,841	937,720

KappAhl AB	58,733	512,672
Kungsleden AB(a)	230,120	1,957,399
Loomis AB Class B(a)	62,600	753,371
Mekonomen AB	34,595	1,020,289
NCC AB Class B	76,256	1,561,251
Nordnet AB Class B	142,238	587,503
Peab AB	347,755	2,557,573
Q-Med AB	74,419	801,625
Saab AB Class B	54,742	794,629
SkiStar AB	28,212	587,876
Trelleborg AB Class B	77,393	714,073
Wihlborgs Fastigheter AB	50,762	1,399,046

Total Sweden		27,032,426
Switzerland – 0.3%
Kudelski S.A.	22,369	588,447
Mobilezone Holding AG	66,222	694,790

Total Switzerland		1,283,237
United Kingdom – 15.1%
Ashtead Group PLC	311,152	538,855
Atkins WS PLC	81,791	948,603
BBA Aviation PLC	300,489	892,094
BlueBay Asset Management PLC	156,852	852,481
Bodycote PLC	216,459	848,989
Brewin Dolphin Holdings PLC	339,612	705,074
Britvic PLC	132,299	1,011,530
Carpetright PLC	35,259	434,488
Chaucer Holdings PLC	1,203,889	920,088
Chemring Group PLC	10,962	519,254
Chesnara PLC	146,460	498,510
Cineworld Group PLC	258,585	827,181
Close Brothers Group PLC	119,333	1,386,832
Computacenter PLC	124,871	563,555
Dairy Crest Group PLC	127,508	745,038
Davis Service Group PLC	176,467	1,116,479
De La Rue PLC	78,320	815,167
Domino Printing Sciences PLC	83,661	715,854

Investments	Shares	Value

DS Smith PLC	296,104	$697,102
Dunelm Group PLC	91,196	562,899
eaga PLC	251,674	446,162
Electrocomponents PLC	478,792	1,831,879
Elementis PLC	560,469	888,487
Euromoney Institutional Investor PLC	62,031	597,243
F&C Asset Management PLC	1,166,638	1,190,357
Fidessa Group PLC	21,587	516,035
Filtrona PLC	195,971	746,397
Forth Ports PLC	26,499	575,831
Game Group PLC	530,244	551,469
Go-Ahead Group PLC	66,928	1,183,319
Greene King PLC	217,334	1,406,888
Greggs PLC	73,878	552,515
Halfords Group PLC	127,466	889,413
Halma PLC	263,431	1,313,838
Hansteen Holdings PLC	686,963	792,944
Headlam Group PLC	197,016	909,642
Helical Bar PLC	124,106	582,005
Hill & Smith Holdings PLC	96,069	432,963
HMV Group PLC(a)	1,182,503	894,427
Hunting PLC	82,567	808,628
Interserve PLC	254,866	808,256
ITE Group PLC	257,379	723,551
JD Wetherspoon PLC(a)	128,316	888,064
Keller Group PLC	69,571	647,365
Kesa Electricals PLC	510,107	1,176,803
Kier Group PLC	50,731	947,312

Laird PLC	522,786	1,141,796
Marston’s PLC	720,218	1,050,936
Mcbride PLC	152,344	444,118
Melrose PLC	335,203	1,445,191
Micro Focus International PLC	74,539	448,105
Mitie Group PLC	217,349	654,858
Moneysupermarket.com Group PLC	607,960	785,101
Morgan Crucible Co. PLC	223,062	768,030
Morgan Sindall Group PLC	88,697	929,463
Mothercare PLC	64,782	532,876
N. Brown Group PLC	231,085	845,906
Northern Foods PLC	1,099,232	814,120
PayPoint PLC	138,269	619,336
Premier Farnell PLC	312,600	1,313,259
Provident Financial PLC	148,721	1,931,082
PV Crystalox Solar PLC	697,544	552,343
Restaurant Group PLC	276,202	1,149,467
Robert Wiseman Dairies PLC	91,809	464,544
RPC Group PLC	136,405	634,094
RPS Group PLC	144,325	425,289
Safestore Holdings PLC	270,175	526,856
Savills PLC	130,029	622,895
Schroders PLC	29,126	535,156
Severfield-Rowen PLC	193,946	619,645
Spectris PLC	73,916	1,249,797
Spirax-Sarco Engineering PLC	36,501	1,035,329

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	77

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2010

Investments	Shares	Value
Sthree PLC	133,677	$615,304
Synergy Health PLC	46,265	540,222
Ted Baker PLC	52,471	465,097
Telecom Plus PLC	93,109	569,278
Tullett Prebon PLC	183,888	1,151,549
Ultra Electronics Holdings PLC	23,211	623,254
Victrex PLC	29,298	589,101
WH Smith PLC	123,671	883,200
Wincanton PLC	210,120	764,858
Xchanging PLC	117,645	266,028

Total United Kingdom		65,909,349
TOTAL COMMON STOCKS (Cost: $406,231,750)		433,360,413
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree Europe SmallCap Dividend Fund(d)	17,000	658,057
WisdomTree Japan SmallCap Dividend Fund(d)	12,388	501,466

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,082,728)		1,159,523
RIGHTS – 0.2%
Spain – 0.2%
Duro Felguera S.A., expiring 10/01/10*(a) (Cost: $501,002)	134,907	689,736
TOTAL LONG-TERM INVESTMENTS (Cost: $407,815,480)		435,209,672
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $14,691)	14,691	14,691
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.7%
MONEY MARKET FUND – 7.7%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(f) (Cost: $33,827,000)(g)	33,827,000	33,827,000
TOTAL INVESTMENTS IN SECURITIES – 107.2% (Cost: $441,657,171)(h)		469,051,363
Liabilities in Excess of Foreign Currency and Other Assets – (7.2)%		(31,439,543)

NET ASSETS – 100.0%		$437,611,820

RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At September 30, 2010, the aggregate value of these securities amounted to $2,065,177 representing 0.5% of net assets.

(d)	Affiliated companies (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(f)	Interest rate shown reflects yield as of September 30, 2010.

(g)	At September 30, 2010, the total market value of the Fund’s securities on loan was $31,849,009 and the total market value of the collateral held by the Fund was $33,827,000.

(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

78	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS - 99.0%
Argentina - 0.1%
Petrobras Argentina S.A., ADR	46,039	$761,485
Brazil – 18.8%
AES Tiete S.A.	301,492	3,299,293
Banco do Brasil S.A.	2,064,400	38,858,291
Cia de Bebidas das Americas	167,600	17,114,154
Cia de Saneamento de Minas Gerais-COPASA	81,300	1,241,910
Cia Energetica de Minas Gerais	276,805	3,295,453
Cia Siderurgica Nacional S.A.	881,395	15,341,954
Cielo S.A.	791,100	6,817,412
CPFL Energia S.A.	388,843	8,928,103
Cremer S.A.	31,444	335,932
Drogasil S.A.	26,900	685,917
EDP – Energias do Brasil S.A.	116,800	2,501,183
Eternit S.A.	92,100	509,915
Grendene S.A.	80,697	409,629
JHSF Participacoes S.A.	366,083	674,170
Light S.A.	313,839	4,004,958
LPS Brasil Consultoria de Imoveis S.A.	23,863	429,596
Natura Cosmeticos S.A.	190,100	5,128,952
Redecard S.A.	607,300	9,470,467
Souza Cruz S.A.	268,620	13,553,086
Sul America S.A.	179,817	2,003,863
Tegma Gestao Logistica	24,573	287,038
Tele Norte Leste Participacoes S.A.	85,300	1,575,397
Telecomunicacoes de Sao Paulo S.A.	146,823	3,223,832
Tivit Terceirizacao de Tecnologia e Servicos S.A.	44,000	483,839
Tractebel Energia S.A.	359,251	5,364,804

Total Brazil		145,539,148
Chile – 4.2%
AES Gener S.A.	4,043,892	2,242,971
Banco de Chile	64,156,406	9,493,342
Banco Santander Chile	95,465,839	8,890,651
Cia Cervecerias Unidas S.A.	171,023	1,928,964
CorpBanca S.A.	220,292,682	3,282,507
ENTEL Chile S.A.	202,998	3,299,978
Inversiones Aguas Metropolitanas S.A.	790,984	1,186,803
Parque Arauco S.A.	454,192	888,269
Sociedad de Inversiones Oro Blanco S.A.	14,556,084	302,750
Sociedad Matriz Banco de Chile Class B	3,794,040	1,067,859

Total Chile		32,584,094
China – 3.9%
Anhui Expressway Co. Class H	358,000	239,798
Bank of China Ltd. Class H	34,730,000	18,207,840
Beijing Capital Land Ltd. Class H	1,456,000	521,393
Chongqing Machinery & Electric Co., Ltd. Class H	1,750,000	538,760
Dalian Port PDA Co., Ltd. Class H	3,184,000	1,320,651
Great Wall Technology Co., Ltd. Class H	597,672	304,102
Guangzhou R&F Properties Co., Ltd. Class H(a)	1,486,000	2,086,433
Huaneng Power International, Inc. Class H	1,968,000	1,224,423

Investments	Shares	Value

Jiangsu Expressway Co., Ltd. Class H	753,642	$789,251
Shandong Chenming Paper Holdings Ltd. Class H	261,500	241,181
Sichuan Expressway Co., Ltd. Class H	1,712,000	1,146,744
Weiqiao Textile Co. Class H	789,500	646,798

Xiamen International Port Co., Ltd. Class H	1,422,000	267,431
Zhejiang Expressway Co., Ltd. Class H	2,470,715	2,329,662

Total China		29,864,467
Czech Republic – 4.1%
CEZ AS	293,933	13,197,625
Komercni Banka AS	23,624	5,167,073
Telefonica O2 Czech Republic AS	633,881	13,596,625

Total Czech Republic		31,961,323
Hungary – 0.7%
Magyar Telekom Telecommunications PLC	1,697,427	5,572,813
Indonesia – 2.6%
Elnusa PT	5,168,918	196,911
Indo Tambangraya Megah PT	759,803	3,541,491
International Nickel Indonesia Tbk PT	7,313,000	3,994,496
Medco Energi Internasional Tbk PT	2,007,000	747,706
Sampoerna Agro Tbk PT	819,608	247,949
Telekomunikasi Indonesia Tbk PT	9,490,500	9,782,924
Timah Tbk PT	3,585,153	1,265,348

Total Indonesia		19,776,825
Israel – 5.8%
Alon Holdings Blue Square Ltd.	10,858	146,500
Bezeq Israeli Telecommunication Corp., Ltd.	5,411,635	13,519,224
Clal Industries and Investments Ltd.	197,981	1,379,192
Delek Automotive Systems Ltd.	150,986	1,936,629
Delek Group Ltd.	7,158	1,969,378
Discount Investment Corp.	289,201	5,786,168
Gazit-Globe Ltd.	75,174	808,896
Industrial Buildings Corp.	541,678	987,484
Israel Chemicals Ltd.	596,676	8,434,708
Ituran Location and Control Ltd.	26,304	375,456
Koor Industries Ltd.	104,309	2,266,608
Melisron Ltd.	14,912	396,037
Migdal Insurance & Financial Holding Ltd.	416,475	816,988
Oil Refineries Ltd.	1,897,266	1,043,988
Partner Communications Co., Ltd.	207,768	3,858,512
Shikun & Binui Ltd.	366,317	818,069

Total Israel		44,543,837
Malaysia – 5.5%
Boustead Holdings Bhd	616,918	981,148
British American Tobacco Malaysia Bhd	176,100	2,765,574
DIGI.Com Bhd	962,200	7,574,169
Lafarge Malayan Cement Bhd	600,100	1,533,783
Malaysia Airports Holdings Bhd	636,100	1,184,832
Media Prima Bhd	516,800	361,609
Multi-Purpose Holdings Bhd	557,700	401,067
OSK Holdings Bhd	570,500	249,490
Petronas Dagangan Bhd	595,700	2,122,676
Petronas Gas Bhd	1,104,772	3,900,879

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	79

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2010

Investments	Shares	Value

PLUS Expressways Bhd	3,197,200	$4,318,861
Public Bank Bhd	1,869,376	7,605,884
RHB Capital Bhd	1,052,100	2,464,102
Telekom Malaysia Bhd	3,059,255	3,389,262
WCT Bhd	348,400	344,224
YTL Power International Bhd	4,230,137	3,138,003

Total Malaysia		42,335,563
Mexico – 2.8%
Alsea S.A.B de C.V.	289,506	289,247
Bolsa Mexicana de Valores S.A.B de C.V.	267,200	449,058
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	234,437	427,858
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B(a)	160,516	764,716
Grupo Continental S.A.B de C.V.	510,100	1,484,969
Industrias Penoles S.A.B de CV	245,865	5,986,131
Kimberly-Clark de Mexico S.A.B de C.V. Class A	535,638	3,455,881
Telefonos de Mexico S.A.B de C.V.	11,577,500	8,712,320

Total Mexico		21,570,180
Philippines – 2.2%
Bank of The Philippine Islands	1,705,312	2,117,797
Globe Telecom, Inc.	237,448	4,815,511
Philippine Long Distance Telephone Co.	147,857	8,813,807
Universal Robina Corp.	1,011,700	956,717

Total Philippines		16,703,832
Poland – 3.1%
KGHM Polska Miedz S.A.	321,752	12,961,796
Telekomunikacja Polska S.A.	1,830,939	11,306,013

Total Poland		24,267,809
Russia – 3.4%
LUKOIL OAO ADR	344,040	19,541,472
Tatneft ADR	207,778	6,501,374

Total Russia		26,042,846
South Africa – 7.0%
Acucap Properties Ltd.	164,856	850,482
African Bank Investments Ltd.	583,061	2,997,109
Allied Technologies Ltd.	72,208	590,043
Astral Foods Ltd.	35,826	572,760
Aveng Ltd.	219,517	1,369,168
AVI Ltd.	186,895	729,165
City Lodge Hotels Ltd.	26,081	295,053
Emira Property Fund	612,435	1,145,961
Foschini Group Ltd. (The)	127,115	1,512,593
Grindrod Ltd.	272,182	655,644
Group Five Ltd.	64,210	336,043
Hudaco Industries Ltd.	25,067	265,971
Kumba Iron Ore Ltd.	181,921	9,466,841
Lewis Group Ltd.	68,438	688,864
Metropolitan Holdings Ltd.	449,559	1,057,134
Murray & Roberts Holdings Ltd.	208,496	1,342,281
Pick’n Pay Holdings Ltd.	311,236	789,882
Pick’n Pay Stores Ltd.	251,305	1,557,347

Investments	Shares	Value

Pretoria Portland Cement Co., Ltd.	467,895	$2,144,147
Raubex Group Ltd.(a)	114,163	373,215
Redefine Properties Ltd.	3,031,565	3,520,880
Resilient Property Income Fund Ltd.	262,845	1,179,624
Reunert Ltd.	116,605	1,036,760
SA Corporate Real Estate Fund Nominees Pty Ltd.	2,806,814	1,243,574
Sanlam Ltd.	1,228,966	4,634,416
Santam Ltd.	69,153	1,121,531
Spar Group Ltd. (The)	90,331	1,203,239
Standard Bank Group Ltd.	742,165	11,811,983

Total South Africa		54,491,710
South Korea – 4.6%
Daeduck Electronics Co.	35,740	238,528
Daekyo Co., Ltd.	66,967	368,238
Daishin Securities Co., Ltd.	64,050	842,578
Grand Korea Leisure Co., Ltd.	39,778	779,687
GS Home Shopping, Inc.	4,594	383,555
Huchems Fine Chemical Corp.	31,852	618,743
Jinro Ltd.	39,422	1,356,995
Kangwon Land, Inc.	162,990	3,544,970
Korea Exchange Bank	350,390	4,240,633
Korea Petrochemical Industries Co., Ltd.	5,255	317,996
KT Corp., ADR*	159,475	3,262,859
KT&G Corp.	85,605	5,105,144
LG Uplus Corp.	489,900	3,166,466
Paradise Co., Ltd.	102,229	329,930
SK Telecom Co., Ltd., ADR(a)	579,688	10,127,149
SK Telecom Co., Ltd.	5,511	828,885
Woongjin Thinkbig Co., Ltd.	20,540	451,241

Total South Korea		35,963,597
Taiwan – 17.2%
AcBel Polytech, Inc.	453,635	379,705
Accton Technology Corp.	307,743	213,755
Advantech Co., Ltd.	308,964	812,920
Altek Corp.	224,665	333,673
Arcadyan Technology Corp.	82,279	181,985
Asia Cement Corp.	2,325,462	2,370,756
ASROCK, Inc.	99,988	356,854
Asustek Computer, Inc.	355,000	2,545,332
AV Tech Corp.	97,000	270,742
Avermedia Technologies, Inc.	183,460	247,812
Chang Hwa Commercial Bank	3,663,000	2,450,481
Cheng Uei Precision Industry Co., Ltd.	321,290	594,420
China Steel Chemical Corp.	175,520	606,762
China Steel Corp.	6,551,438	6,773,409
Chinese Maritime Transport Ltd.	336,800	725,530
Chung Hsin Electric & Machinery Manufacturing Corp.	332,873	194,451
Chunghwa Telecom Co., Ltd.	7,300,060	16,356,583
Compal Communications, Inc.	369,184	339,151
CSBC Corp. Taiwan	375,741	327,735
CTCI Corp.	513,992	565,134

See Notes to Financial Statements.

80	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2010

Investments	Shares	Value

Cyberlink Corp.	94,660	$393,893
Darfon Electronics Corp.	178,668	232,761
Depo Auto Parts Industries Co., Ltd.	117,163	320,645
Dynamic Electronics Co., Ltd.	257,816	186,091
Eternal Chemical Co., Ltd.	604,500	632,721
Far EasTone Telecommunications Co., Ltd.	2,852,595	3,994,720
Farglory Land Development Co., Ltd.	384,000	934,142
Feng Hsin Iron & Steel Co.	355,922	586,719
Feng TAY Enterprise Co., Ltd.	312,600	318,188
Flytech Technology Co., Ltd.	65,395	174,992
Formosa Taffeta Co., Ltd.	1,435,956	1,167,463
FSP Technology, Inc.	177,355	218,277
Gemtek Technology Corp.	294,094	504,567
Getac Technology Corp.	366,321	219,266
Global Mixed Mode Technology, Inc.	59,000	261,559
Great China Metal Industry	171,048	175,748
Great Wall Enterprise Co.	261,750	260,564
Greatek Electronics, Inc.	364,490	366,923
Green Energy Technology, Inc.	91,913	286,552
Holtek Semiconductor, Inc.	166,454	242,956
HTC Corp.	634,350	14,396,049
Hua Nan Financial Holdings Co., Ltd.	3,112,020	2,022,118
Huaku Development Co., Ltd.	219,880	608,793
Hung Poo Real Estate Development Corp.	263,385	366,732
Hung Sheng Construction Co., Ltd.	585,200	327,801
Infortrend Technology, Inc.	300,000	409,071
Inventec Appliances Corp.	855,224	692,578
Inventec Co., Ltd.	1,870,701	973,029
I-Sheng Electric Wire & Cable Co., Ltd.	92,199	157,297
KYE Systems Corp.	171,611	157,376
Lite-On Technology Corp.	1,102,512	1,390,425
Long Bon International Co., Ltd.	378,937	155,255
Merida Industry Co., Ltd.	154,646	267,301
Merry Electronics Co., Ltd.	131,000	234,816
Nan Ya Printed Circuit Board Corp.	439,569	1,702,474
Novatek Microelectronics Corp., Ltd.	386,415	1,094,625
Oriental Union Chemical Corp.	460,155	396,209
Quanta Computer, Inc.	2,732,990	4,435,209
Radiant Opto-Electronics Corp.	229,894	344,383
Senao International Co., Ltd.	260,043	422,009
Shih Wei Navigation Co., Ltd.	562,901	710,800
Siliconware Precision Industries Co.	1,932,514	2,028,919
Sincere Navigation	515,410	610,411
Sonix Technology Co., Ltd.	108,011	240,973
Star Comgistic Capital Co., Ltd.*	58,588	77,076
Sunrex Technology Corp.	198,856	202,093
Syncmold Enterprise Corp.	91,088	178,727
Taiwan Cement Corp.	2,021,396	2,161,056
Taiwan Cogeneration Corp.	551,720	302,866
Taiwan Cooperative Bank	3,342,200	2,374,945
Taiwan Mobile Co., Ltd.	3,524,000	7,275,515
Taiwan Navigation Co., Ltd.	607,000	717,912
Taiwan Secom Co., Ltd.	363,635	621,549
Taiwan Semiconductor Manufacturing Co., Ltd.	15,445,000	30,651,217

Investments	Shares	Value

Taiwan Sogo Shin Kong SEC	239,000	$171,362
Teco Electric and Machinery Co., Ltd.	928,624	538,005
Ton Yi Industrial Corp.	911,683	465,450
Tsann Kuen Enterprise Co., Ltd.	103,315	192,797
TSRC Corp.	527,222	813,408
Tung Ho Steel Enterprise Corp.	610,095	570,228
U-Ming Marine Transport Corp.	1,053,858	2,071,184
Young Fast Optoelectronics Co., Ltd.	78,852	898,526
Yung Shin Pharmaceutical Industrial Co., Ltd.	174,000	229,742
Zinwell Corp.	255,000	448,922

Total Taiwan		133,233,170
Thailand – 5.2%
Advanced Info Service PCL	2,800,890	8,767,201
Asian Property Development PCL	2,027,200	504,295
Bangkok Expressway PCL	771,388	475,287
BEC World PCL	1,254,169	1,601,287
Big C Supercenter PCL	389,000	839,522
Charoen Pokphand Foods PCL	3,499,300	2,911,279
Delta Electronics Thai PCL	1,157,400	1,039,181
Electricity Generating PCL	440,198	1,356,129
Esso Thailand PCL	3,464,768	753,459
Glow Energy PCL	926,300	1,304,755
Hana Microelectronics PCL	601,200	505,127
IRPC PCL	10,568,300	1,448,571
Kiatnakin Bank PCL	483,478	621,273
Land and Houses PCL	8,193,100	1,997,659
LPN Development PCL	1,296,500	448,542
Major Cineplex Group PCL	421,400	201,328
MCOT PCL	657,600	660,850
Precious Shipping PCL	1,203,473	725,653
Preuksa Real Estate PCL	962,500	770,634
PTT Aromatics & Refining PCL	1,718,100	1,556,763
Quality Houses PCL	6,746,100	586,811
Ratchaburi Electricity Generating Holding PCL	1,071,996	1,342,202
Siam City Cement PCL	158,400	1,252,586
Siam Makro PCL	167,200	826,359
Thai Oil PCL	1,420,091	2,468,198
Thai Tap Water Supply PCL	3,309,855	621,620
Thai Union Frozen Products PCL	463,296	881,560
Thai Vegetable Oil PCL	837,642	656,866
Thanachart Capital PCL	613,200	833,427
Tisco Financial Group PCL	699,681	893,332
Total Access Communication PCL	1,196,900	1,646,477

Total Thailand		40,498,233
Turkey – 7.8%
Adana Cimento Class A	92,888	330,722
Akcansa Cimento A.S.	134,756	712,699
Aksigorta A.S.(a)	586,656	827,390
Anadolu Hayat Emeklilik A.S.	170,591	672,245
Anadolu Sigorta	240,010	205,754
Cimsa Cimento Sanayi ve Tica	135,312	1,029,024
Dogan Sirketler Grubu Holdings*	3,077,147	2,233,748
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	16,384	702,277

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	81

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2010

Investments	Shares	Value

Ford Otomotiv Sanayi A.S.	721,882	$6,188,487
Hurriyet Gazetecilik A.S.	539,398	578,013
Is Yatirim Menkul Degerler A.S.	135,464	193,861
Mardin Cimento Sanayii	130,418	694,264
Migros Ticaret A.S.	94,109	2,000,658
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	432,530	759,533
Tofas Turk Otomobil Fabrikasi A.S.(a)	303,465	1,573,499
Tupras Turkiye Petrol Rafine	252,581	6,810,231
Turk Telekomunikasyon A.S.(a)	3,701,392	16,633,169
Turkcell Iletisim Hizmet A.S	1,293,456	8,718,722
Turkiye Is Bankasi Class C	2,029,837	8,630,438
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	399,681	1,094,222

Total Turkey		60,588,956
TOTAL COMMON STOCKS (Cost: $667,352,928)		766,299,888
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree Emerging Markets SmallCap Dividend Fund(a)(b)	33,959	1,709,156
WisdomTree Global Equity Income Fund(a)(b)	24,000	984,960

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,358,988)		2,694,116
RIGHTS – 0.0%
Taiwan – 0.0%
Young Fast Optoelectronics Co., Ltd., expiring 10/20/10*	3,770	8,206
Thailand – 0.0%
Thai Union Frozen Products PCL, expiring 10/18/10*	21,804	5,568
TOTAL RIGHTS (Cost: $0)		13,774
WARRANTS – 0.0%
Thailand – 0.0%
Ticon Industrial Connection PCL, expiring 1/22/14* (Cost: $0)	69,333	2,147
TOTAL LONG-TERM INVESTMENTS (Cost: $669,711,916)		769,009,925
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
MONEY MARKET FUND – 0.9%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(c)
(Cost: $6,564,000)(d)	6,564,000	6,564,000
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $676,275,916)(e)		775,573,925
Liabilities in Excess of Foreign Currency and Other Assets – (0.2)%		(1,794,826)

NET ASSETS – 100.0%		$773,779,099
ADR	– American Depositary Receipt

PCL	– Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Interest rate shown reflects yield as of September 30, 2010.

(d)	At September 30, 2010, the total market value of the Fund’s securities on loan was $6,244,744 and the total market value of the collateral held by the Fund was $6,564,000.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

82	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 98.3%
Brazil – 7.4%
AES Tiete S.A.	637,527	$6,976,597
American Banknote S.A.	101,027	1,087,075
B2W Cia Global Do Varejo	34,558	634,576
Bematech S.A.	17,750	96,388
Brasil Brokers Participacoes S.A.	172,829	751,830
Brookfield Incorporacoes S.A.	316,872	1,688,912
Camargo Correa Desenvolvimento Imobiliario S.A.	115,737	437,207
CETIP S.A.-Balcao Organizado de Ativos e Derivativos	206,058	2,006,822
Cia de Saneamento de Minas Gerais-COPASA	192,474	2,940,165
Cia Hering	28,459	1,235,989
Cremer S.A.	14,318	152,966
Diagnosticos da America S.A.	133,868	1,585,840
Drogasil S.A.	34,570	881,492
Equatorial Energia S.A.	176,723	1,072,313
Estacio Participacoes S.A.	43,244	495,180
Eternit S.A.	67,860	375,709
Even Construtora e Incorporadora S.A.	199,843	1,022,688
Ez Tec Empreendimentos e Participacoes S.A.	118,633	800,363
Grendene S.A.	46,338	235,218
Iochpe Maxion S.A.	86,848	1,086,753
JHSF Participacoes S.A.	1,096,021	2,018,407
Kroton Educacional S.A.*	30,686	268,607
Localiza Rent A Car S.A.	100,167	1,667,282
Lojas Americanas S.A.	140,658	1,062,698
LPS Brasil Consultoria de Imoveis S.A.	26,582	478,545
M Dias Branco S.A.	26,526	650,546
Marisa Lojas S.A.	36,543	521,766
Obrascon Huarte Lain Brasil S.A.	66,071	2,070,812
Odontoprev S.A.	86,316	997,561
Positivo Informatica S.A.	100,113	998,648
Rossi Residencial S.A.	169,076	1,587,770
Santos Brasil Participacoes S.A.	21,628	232,340
Sao Martinho S.A.	34,682	364,384
Springs Global Participacoes S.A.	181,881	429,420
Tegma Gestao Logistica	25,962	303,263
Tivit Terceirizacao de Tecnologia e Servicos S.A.	123,403	1,356,981
Totvs S.A.	23,624	1,794,599

Total Brazil		42,367,712
Chile – 4.1%
CorpBanca S.A.	544,131,193	8,107,915
Empresas La Polar S.A.	210,773	1,579,053
Inversiones Aguas Metropolitanas S.A.	2,510,980	3,767,509
Parque Arauco S.A.	1,264,288	2,472,583
Sociedad de Inversiones Oro Blanco S.A.	111,702,758	2,323,288
Sociedad Matriz Banco de Chile Class B	6,175,557	1,738,153
Sonda S.A.	694,728	1,574,353
Vina Concha y Toro S.A.	701,326	1,683,647

Total Chile		23,246,501

Investments	Shares	Value

China – 5.9%
Angang Steel Co., Ltd. Class H	242,340	$388,958
Anhui Expressway Co. Class H	822,721	551,081
BBMG Corp. Class H	448,540	629,777
Beijing Capital Land Ltd. Class H	3,196,948	1,144,826
Beijing Jingkelong Co., Ltd. Class H	229,636	280,123
China National Materials Co., Ltd. Class H(a)	545,456	453,891
China Oilfield Services Ltd. Class H	591,549	925,057
China Shipping Development Co., Ltd. Class H	406,449	559,161
Chongqing Machinery & Electric Co., Ltd. Class H	3,631,305	1,117,944
CSR Corp., Ltd. Class H	848,352	802,105
Dalian Port PDA Co., Ltd. Class H	7,430,560	3,082,029
Datang International Power Generation Co., Ltd. Class H(a)	2,285,378	953,811
First Tractor Co., Ltd. Class H	461,762	361,644
Great Wall Motor Co., Ltd. Class H	632,761	1,711,663
Great Wall Technology Co., Ltd. Class H	890,726	453,211
Guangshen Railway Co., Ltd. Class H(a)	1,731,964	644,757
Guangzhou Shipyard International Co., Ltd. Class H	46,858	87,521
Harbin Power Equipment Co., Ltd. Class H	406,174	504,892
Huadian Power International Co. Class H	1,080,649	270,051
Huaneng Power International, Inc. Class H	5,155,046	3,207,295
Jiangsu Expressway Co., Ltd. Class H	2,037,062	2,133,310
Lianhua Supermarket Holdings Co., Ltd. Class H	107,205	432,924
Maanshan Iron & Steel Class H	639,917	399,783
Shandong Chenming Paper Holdings Ltd. Class H	736,447	679,225
Shanghai Forte Land Co. Class H	2,473,240	739,118
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,532,182	382,888
Shenzhen Expressway Co., Ltd. Class H	917,970	480,080
Sichuan Expressway Co., Ltd. Class H	4,463,271	2,989,619
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,199,849	494,579
Sinotrans Ltd. Class H	1,115,490	301,748
Tong Ren Tang Technologies Co., Ltd. Class H	118,648	335,470
Travelsky Technology Ltd. Class H	1,234,137	1,244,756
Weichai Power Co., Ltd. Class H(a)	77,899	822,820
Weiqiao Textile Co. Class H	1,757,532	1,439,858
Xiamen International Port Co., Ltd. Class H	2,451,546	461,054
Xinjiang Xinxin Mining Industry Co., Ltd. Class H	119,054	67,477
Zhuzhou CSR Times Electric Co., Ltd. Class H	453,091	1,453,262
ZTE Corp. Class H	157,431	626,625

Total China		33,614,393
Indonesia – 2.6%
AKR Corporindo Tbk PT	3,043,341	514,896
Aneka Tambang Tbk PT	7,905,825	2,103,791
Elnusa PT	9,906,068	377,374
Global Mediacom Tbk PT	4,076,438	175,846
Indika Energy Tbk PT	3,916,371	1,459,040
Jasa Marga Tbk PT	6,030,064	2,162,040
Kalbe Farma Tbk PT	2,665,011	761,432
Medco Energi Internasional Tbk PT	4,884,214	1,819,609
Media Nusantara Citra Tbk PT	4,644,552	218,567

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	83

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2010

Investments	Shares	Value

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	782,402	$863,491
Sampoerna Agro Tbk PT	1,940,181	586,946
Summarecon Agung Tbk PT	4,711,347	580,670
Timah Tbk PT	8,473,662	2,990,704

Total Indonesia		14,614,406
Israel – 8.1%
Alon Holdings Blue Square Ltd.	6,771	91,357
Clal Industries and Investments Ltd.	513,094	3,574,358
Delek Automotive Systems Ltd.	190,585	2,444,547
Discount Investment Corp.	659,495	13,194,799
Elbit Systems Ltd.	16,164	863,201
Gazit-Globe Ltd.	306,715	3,300,352
Industrial Buildings Corp.	898,486	1,637,948
Ituran Location and Control Ltd.	8,212	117,216
Koor Industries Ltd.	143,074	3,108,961
Melisron Ltd.	4,866	129,233
Migdal Insurance & Financial Holding Ltd.	1,685,234	3,305,880
Oil Refineries Ltd.	7,111,535	3,913,188
Ormat Industries	186,029	1,540,581
Osem Investments Ltd.	84,645	1,315,559
Shikun & Binui Ltd.	1,270,234	2,836,721
Shufersal Ltd.	437,791	2,629,408
Strauss Group Ltd.	131,911	1,969,238

Total Israel		45,972,547
Malaysia – 4.5%
Affin Holdings Bhd	640,900	647,751
Alliance Financial Group Bhd	1,084,100	1,085,154
Berjaya Corp. Bhd	742,700	274,272
Boustead Holdings Bhd	283,400	450,759
Dialog Group Bhd	1,918,415	696,024
Gamuda Bhd	2,167,183	2,723,897
Genting Plantation Bhd	434,000	1,085,351
Hartalega Holdings Bhd	171,796	261,562
IGB Corp. Bhd	1,339,219	785,224
IJM Corp. Bhd	523,000	879,291
Kulim Malaysia Bhd	346,100	963,071
Lafarge Malayan Cement Bhd	1,614,400	4,126,212
Malaysia Airports Holdings Bhd	424,700	791,067
Media Prima Bhd	422,100	295,347
Multi-Purpose Holdings Bhd	909,008	653,708
Parkson Holdings Bhd	586,105	1,104,999
SapuraCrest Petroleum Bhd	777,240	601,750
SP Setia Bhd	1,779,726	2,588,587
TAN Chong Motor Holdings Bhd	114,207	220,497
Top Glove Corp. Bhd	343,900	571,496
UMW Holdings Bhd	1,673,726	3,670,594
Wah Seong Corp. Bhd	391,451	273,902
WCT Bhd	924,500	913,419

Total Malaysia		25,663,934
Mexico – 1.7%
Alsea S.A.B de C.V.	1,007,789	1,006,888
Banco Compartamos S.A. de C.V.	151,698	971,476

Investments	Shares	Value

Bolsa Mexicana de Valores S.A.B de C.V.(a)	708,142	$1,190,107
Cia Minera Autlan S.A.B de C.V. Series B*	152,197	316,996
Consorcio ARA S.A.B de C.V.	757,062	497,209
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	691,388	1,261,814
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	408,774	1,419,644
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B(a)	465,647	2,218,393
Grupo Continental S.A.B de C.V.	353,344	1,028,632

Total Mexico		9,911,159
Philippines – 3.1%
Aboitiz Equity Ventures, Inc.	4,627,625	2,536,046
Banco de Oro Unibank, Inc.	462,809	635,921
Energy Development Corp.	16,644,256	2,309,753
Filinvest Land, Inc.	22,941,436	690,047
First Philippine Holdings Corp.	753,870	1,183,585
International Container Terminal Services, Inc.	806,928	706,073
Jollibee Foods Corp.	585,823	1,228,112
Manila Water Co., Inc.	2,068,627	894,669
Megaworld Corp.	12,659,810	640,419
Metropolitan Bank & Trust	909,530	1,449,735
Philex Mining Corp.	913,117	295,876
Robinsons Land Corp.	3,733,392	1,366,259
Security Bank Corp.	294,519	550,315
Universal Robina Corp.	2,791,113	2,639,426
Vista Land & Lifescapes, Inc.	4,287,510	313,613

Total Philippines		17,439,849
Poland – 0.5%
Asseco Poland S.A.	59,361	1,070,302
Eurocash S.A.	46,192	418,016
PBG S.A.	1,103	92,619
TVN S.A.	234,971	1,403,330

Total Poland		2,984,267
South Africa – 10.7%
Acucap Properties Ltd.	56,739	292,713
Adcock Ingram Holdings Ltd.	123,689	1,126,171
Aeci Ltd.	68,589	717,921
African Oxygen Ltd.(a)	235,041	702,666
Allied Technologies Ltd.	24,016	196,245
Astral Foods Ltd.	103,605	1,656,361
Aveng Ltd.	545,401	3,401,767
AVI Ltd.	583,902	2,278,074
Barloworld Ltd.	162,868	1,092,901
Basil Read Holdings Ltd.	18,729	32,547
City Lodge Hotels Ltd.	69,074	781,432
Emira Property Fund	1,696,287	3,174,017
Foschini Group Ltd. (The)	411,937	4,901,804
Grindrod Ltd.	650,360	1,566,616
Group Five Ltd.	132,315	692,471
Hudaco Industries Ltd.	9,033	95,844
Illovo Sugar Ltd.	451,465	1,631,263
Investec Ltd.	237,642	2,026,378

See Notes to Financial Statements.

84	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2010

Investments	Shares	Value

JD Group Ltd.	128,694	$880,927
JSE Ltd.	67,628	713,196
Lewis Group Ltd.	217,963	2,193,912
Medi-Clinic Corp., Ltd.	513,271	1,953,201
Metropolitan Holdings Ltd.	1,027,006	2,414,995
Mondi Ltd.	126,026	1,029,993
Mr. Price Group Ltd.(a)	316,119	2,492,945
Murray & Roberts Holdings Ltd.	434,386	2,796,543
Nampak Ltd.	507,952	1,380,894
Northam Platinum Ltd.(a)	132,114	871,188
Pick’n Pay Holdings Ltd.	440,246	1,117,296
Raubex Group Ltd.(a)	235,584	770,158
Resilient Property Income Fund Ltd.	361,482	1,622,297
Reunert Ltd.	317,860	2,826,162
SA Corporate Real Estate Fund Nominees Pty Ltd.	7,746,873	3,432,293
Santam Ltd.	151,324	2,454,190
Spar Group Ltd. (The)	292,187	3,892,028
Tongaat Hulett Ltd.*	78,426	1,118,877
Wilson Bayly Holmes-Ovcon Ltd.	57,025	1,022,056

Total South Africa		61,350,342
South Korea – 11.0%
Bukwang Pharmaceutical Co., Ltd.	27,179	300,334
Busan Bank	113,138	1,394,071
Cheil Worldwide, Inc.	145,141	1,724,763
CJ CheilJedang Corp.	2,630	555,869
CJ Corp.	19,216	1,547,054
Daeduck Electronics Co.	85,607	571,339
Daegu Bank Ltd.	65,759	865,060
Daekyo Co., Ltd.	74,666	410,573
Daewoong Pharmaceutical Co., Ltd.	3,518	151,025
Daishin Securities Co., Ltd.	120,857	1,589,875
Dong-A Pharmaceutical Co., Ltd.	1,814	217,155
Dongbu Insurance Co., Ltd.	35,813	1,107,133
Dongbu Steel Co., Ltd.	47,628	430,229
Dongkuk Steel Mill Co., Ltd.	58,681	1,404,947
Doosan Corp.	8,528	1,140,557
Grand Korea Leisure Co., Ltd.	34,643	679,036
Green Cross Corp./South Korea	2,399	326,108
GS Home Shopping, Inc.	752	62,785
Halla Climate Control Corp.	136,990	2,564,996
Halla Engineering & Construc	12,379	182,387
Handsome Co., Ltd.	36,544	597,716
Hanjin Heavy Industries & Construction Co., Ltd.	22,539	709,625
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	22,150	294,297
Hanmi Holdings Co., Ltd.	1,160	41,100
Hansol Paper Co.	71,434	839,479
Hanssem Co., Ltd.	35,068	322,924
Hanwha Chem Corp.	150,873	3,618,835
Hanwha Corp.	50,027	1,930,443
Hotel Shilla Co., Ltd.	33,528	960,043
Huchems Fine Chemical Corp.	31,428	610,507
Hyosung Corp.	19,942	2,151,165

Investments	Shares	Value

Hyundai Department Store Co., Ltd.	5,220	$631,756
Hyundai Development Co.	41,688	1,104,124
Hyundai Hysco	36,167	723,181
Hyundai Marine & Fire Insurance Co., Ltd.	61,103	1,189,640
Hyundai Securities Co.	118,881	1,668,139
Jinro Ltd.	13,903	478,573
KEPCO Plant Service & Engineering Co., Ltd.	20,034	1,212,318
KIWOOM Securities Co., Ltd.	4,391	193,701
Korea Petrochemical Industries Co., Ltd.	6,757	408,887
Korean Reinsurance Co.	95,204	947,657
KP Chemical Corp.	67,598	812,184
LG Fashion Corp.	31,031	925,283
LG Hausys Ltd.	2,943	252,939
LG International Corp.	22,785	767,326
LIG Insurance Co., Ltd.	39,252	764,213
LS Corp.	13,431	1,378,143
LS Industrial Systems Co., Ltd.	25,663	2,104,355
MegaStudy Co., Ltd.	446	65,947
Mirae Asset Securities Co., Ltd.	7,797	408,911
Nexen Tire Corp.	55,333	401,804
Orion Corp./Republic of South Korea	295	107,108
Paradise Co., Ltd.	207,894	670,949
Poongsan Corp./New	32,758	1,246,829
S&T Dynamics Co., Ltd.	31,692	626,753
S1 Corp.	40,292	2,212,041
Samsung Fine Chemicals Co., Ltd.	15,746	881,030
Samyang Corp.	4,041	224,687
Seah Besteel Corp.	32,823	817,517
SK Chemicals Co., Ltd.	10,560	614,939
SK Networks Co., Ltd.	121,474	1,193,167
SKC Co., Ltd.	25,811	777,556
STX Engine Co., Ltd.	17,296	514,216
STX Offshore & Shipbuilding Co., Ltd.	52,028	887,476
STX Pan Ocean Co., Ltd.	91,526	971,247
Sungwoo Hitech Co., Ltd.	32,834	388,738
Taeyoung Engineering & Construction	63,654	324,341
Woongjin Thinkbig Co., Ltd.	21,195	465,630
Woori Investment & Securities Co., Ltd.	144,988	2,651,173
Youngone Corp.	23,969	206,635
Youngone Holdings Co., Ltd.	13,575	358,944
Yuhan Corp.	5,885	957,393

Total South Korea		62,838,880
Taiwan – 19.4%
Ability Enterprise Co., Ltd.	490,162	812,714
AcBel Polytech, Inc.	943,599	789,818
Accton Technology Corp.	653,683	454,041
ACES Electronic Co., Ltd.	64,925	153,992
Advantech Co., Ltd.	688,019	1,810,258
Alpha Networks, Inc.	471,606	403,805
Altek Corp.	543,962	807,895
Ambassador Hotel (The)	196,977	320,293
AmTRAN Technology Co., Ltd.	546,236	469,454
Arcadyan Technology Corp.	140,863	311,561

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	85

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2010

Investments	Shares	Value

Asia Polymer Corp.	230,371	$227,853
ASROCK, Inc.	59,146	211,090
AV Tech Corp.	189,296	528,355
Avermedia Technologies, Inc.	408,763	552,144
BES Engineering Corp.	418,987	103,535
Catcher Technology Co., Ltd.	333,314	768,164
Cheng Uei Precision Industry Co., Ltd.	782,345	1,447,419
Chicony Electronics Co., Ltd.	703,288	1,485,748
China Electric Manufacturing Corp.	217,101	173,728
China Steel Chemical Corp.	454,232	1,570,253
China Synthetic Rubber Corp.	752,202	716,291
Chinese Maritime Transport Ltd.	716,218	1,542,867
Chin-Poon Industrial Co., Ltd.	117,647	96,403
Chroma ATE, Inc.	324,962	774,920
Chung Hsin Electric & Machinery Manufacturing Corp.	645,531	377,093
Compal Communications, Inc.	805,231	739,725
Continental Holdings Corp.*	67,032	25,318
CSBC Corp. Taiwan	717,797	626,089
CTCI Corp.	1,277,032	1,404,096
Cyberlink Corp.	203,929	848,575
Darfon Electronics Corp.	289,059	376,573
Depo Auto Parts Industries Co., Ltd.	244,126	668,110
D-Link Corp.	361,163	394,786
Dynamic Electronics Co., Ltd.	353,014	254,804
Elite Semiconductor Memory Technology, Inc.	81,282	138,152
Elitegroup Computer Systems Co., Ltd.	442,414	164,269
Eternal Chemical Co., Ltd.	1,433,361	1,500,277
Everlight Electronics Co., Ltd.	482,579	1,357,768
Far Eastern Department Stores Co., Ltd.	517,640	651,161
Faraday Technology Corp.	424,360	819,068
Farglory Land Development Co., Ltd.	926,746	2,254,460
Feng Hsin Iron & Steel Co.	799,950	1,318,676
Feng TAY Enterprise Co., Ltd.	542,436	552,133
First Steamship Co., Ltd.	140,977	304,593
Flytech Technology Co., Ltd.	74,598	199,619
Formosa Advanced Technologies Co., Ltd.	197,629	240,382
Formosa International Hotels Corp.	45,852	748,508
Formosa Taffeta Co., Ltd.	3,313,031	2,693,564
Formosan Rubber Group, Inc.	238,080	184,800
FSP Technology, Inc.	234,200	288,238
Gemtek Technology Corp.	650,778	1,116,518
Getac Technology Corp.	685,235	410,156
Giant Manufacturing Co., Ltd.	247,464	930,718
Gigabyte Technology Co., Ltd.	682,221	663,845
Global Mixed Mode Technology, Inc.	116,848	518,011
Global Unichip Corp.	108,433	385,259
Great China Metal Industry	327,694	336,699
Great Wall Enterprise Co.	673,923	670,871
Greatek Electronics, Inc.	783,436	788,665
Green Energy Technology, Inc.	185,469	578,227
Hannstar Board Corp.	216,758	156,802
Holtek Semiconductor, Inc.	335,482	489,669
Holystone Enterprise Co., Ltd.	373,636	484,364

Investments	Shares	Value

Hotai Motor Co., Ltd.	333,567	$954,528
Huaku Development Co., Ltd.	557,611	1,543,887
Hung Poo Real Estate Development Corp.	548,619	763,885
Hung Sheng Construction Co., Ltd.	1,351,845	757,239
I-Chiun Precision Industry Co., Ltd.	129,086	165,688
Infortrend Technology, Inc.	182,000	248,170
Inventec Appliances Corp.	1,831,289	1,483,015
Inventec Co., Ltd.	4,872,378	2,534,326
I-Sheng Electric Wire & Cable Co., Ltd.	162,185	276,698
ITE Technology, Inc.	93,481	188,509
ITEQ Corp.	255,381	368,666
Kindom Construction Co., Ltd.	451,132	394,216
King Slide Works Co., Ltd.	38,948	193,858
Kinsus Interconnect Technology Corp.	367,368	940,718
KYE Systems Corp.	312,316	286,409
Largan Precision Co., Ltd.	99,876	1,902,156
LCY Chemical Corp.	765,602	1,423,795
Lien Hwa Industrial Corp.	362,449	230,290
LITE-ON IT Corp.	939,222	975,554
Long Bon International Co., Ltd.	590,396	241,892
Macronix International	3,416,722	2,127,146
Makalot Industrial Co., Ltd.	184,144	432,635
Merida Industry Co., Ltd.	300,102	518,717
Merry Electronics Co., Ltd.	263,203	471,788
Micro-Star International Co., Ltd.	865,420	465,376
MIN AIK Technology Co., Ltd.	104,819	188,558
Mitac International Corp.	695,798	330,733
Nantex Industry Co., Ltd.	128,310	85,016
National Petroleum Co., Ltd.	349,250	388,472
Nien Hsing Textile Co., Ltd.	373,310	258,102
Novatek Microelectronics Corp., Ltd.	942,417	2,669,651
Oriental Union Chemical Corp.	1,130,698	973,570
Paragon Technologies Co., Ltd.	68,606	164,919
Phihong Technology Co., Ltd.	319,345	480,426
Pou Chen Corp.	2,027,908	1,775,308
Powertech Technology, Inc.	593,890	1,910,470
Radiant Opto-Electronics Corp.	523,447	784,128
Ralink Technology Corp.	93,251	385,045
Realtek Semiconductor Corp.	423,442	978,587
Richtek Technology Corp.	117,127	869,787
Ruentex Development Co., Ltd.	541,043	905,736
Senao International Co., Ltd.	595,240	965,980
Shih Wei Navigation Co., Ltd.	1,266,611	1,599,405
Shihlin Electric & Engineering Corp.	233,543	268,367
Shin Zu Shing Co., Ltd.	136,372	380,636
Silitech Technology Corp.	184,284	546,809
Sincere Navigation	1,259,687	1,491,875
Sonix Technology Co., Ltd.	224,302	500,419
Standard Foods Corp.	257,169	614,081
Star Comgistic Capital Co., Ltd.*	48,400	63,673
Sunrex Technology Corp.	244,157	248,131
Syncmold Enterprise Corp.	188,680	370,215
Taiflex Scientific Co., Ltd.	90,203	198,356
Taiwan Cogeneration Corp.	927,299	509,040

See Notes to Financial Statements.

86	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2010

Investments	Shares	Value

Taiwan Glass Industrial Corp.	364,494	$369,843
Taiwan HON Chuan Enterprise Co., Ltd.	408,308	793,313
Taiwan Navigation Co., Ltd.	913,000	1,079,825
Taiwan Secom Co., Ltd.	863,936	1,476,696
Taiwan Sogo Shin Kong SEC	216,269	155,064
Teco Electric and Machinery Co., Ltd.	2,157,683	1,250,070
Test Research, Inc.	111,965	153,747
Test-Rite International Co.	646,218	514,012
Ton Yi Industrial Corp.	2,281,037	1,164,558
Tong Hsing Electronic Industries Ltd.	79,820	373,021
Transcend Information, Inc.	428,616	1,104,415
Tripod Technology Corp.	257,344	984,351
Tsann Kuen Enterprise Co., Ltd.	239,306	446,571
TSRC Corp.	1,338,928	2,065,724
Tung Ho Steel Enterprise Corp.	1,606,559	1,501,577
TXC Corp.	351,970	628,649
U-Ming Marine Transport Corp.	2,755,681	5,415,835
United Integrated Services Co., Ltd.	239,031	317,902
Wah Lee Industrial Corp.	207,152	348,773
Wistron NeWeb Corp.	184,416	409,663
WPG Holdings Co., Ltd.	791,298	1,570,362
WT Microelectronics Co., Ltd.	126,942	185,691
Yageo Corp.*	569,432	245,150
Yieh Phui Enterprise Co., Ltd.	791,234	289,987
Yosun Industrial Corp.	242,608	435,648
Young Fast Optoelectronics Co., Ltd.	159,583	1,818,464
Yung Shin Pharmaceutical Industrial Co., Ltd.	248,655	328,314
Yungtay Engineering Co., Ltd.	363,994	464,874
Zinwell Corp.	590,317	1,039,241

Total Taiwan		110,919,238
Thailand – 10.5%
Airports of Thailand PCL	493,272	674,491
Asian Property Development PCL	5,699,786	1,417,904
Bangkok Dusit Medical Services PCL	1,062,444	1,382,752
Bangkok Expressway PCL	2,328,377	1,434,618
Bangkok Life Assurance PCL	674,782	694,792
BEC World PCL	3,628,206	4,632,388
Big C Supercenter PCL	460,739	994,346
Bumrungrad Hospital PCL	599,666	691,542
Central Pattana PCL	2,603,180	2,594,603
Delta Electronics Thai PCL	2,940,272	2,639,948
Electricity Generating PCL	1,211,603	3,732,616
Esso Thailand PCL	7,984,163	1,736,260
Glow Energy PCL	2,340,977	3,297,422
Hana Microelectronics PCL	1,669,796	1,402,959
Khon Kaen Sugar Industry PCL	669,738	242,739
Kiatnakin Bank PCL	981,810	1,261,634
Land and Houses PCL	21,139,463	5,154,268
LPN Development PCL	3,625,002	1,254,119
Major Cineplex Group PCL	947,257	452,561
MCOT PCL	1,725,610	1,734,139
Minor International PCL	2,138,131	951,063
Precious Shipping PCL	3,294,398	1,986,408

Investments	Shares	Value

Preuksa Real Estate PCL	2,614,381	$2,093,228
Quality Houses PCL	19,192,872	1,669,495
Ratchaburi Electricity Generating Holding PCL	2,930,389	3,669,021
Siam City Cement PCL	32,083	253,704
Siam Makro PCL	115,396	570,326
Thai Airways International PCL	450,971	624,078
Thai Tap Water Supply PCL	10,403,024	1,953,780
Thai Union Frozen Products PCL	1,424,576	2,710,684
Thai Vegetable Oil PCL	2,344,480	1,838,505
Thanachart Capital PCL	1,502,443	2,042,035
Thoresen Thai Agencies PCL	569,171	451,961
Tisco Financial Group PCL	889,807	1,136,080
TPI Polene PCL	672,589	288,094

Total Thailand		59,664,563
Turkey – 8.8%
Adana Cimento Class A	86,516	308,035
Akcansa Cimento A.S.	153,555	812,123
Aksa Akrilik Kimya Sanayii	501,745	1,110,017
Aksigorta A.S.(a)	1,623,644	2,289,906
Albaraka Turk Katilim Bankasi A.S(a)	401,321	749,121
Anadolu Hayat Emeklilik A.S.	488,544	1,925,197
Anadolu Sigorta	1,254,547	1,075,487
Asya Katilim Bankasi As(a)	459,991	1,106,688
Cimsa Cimento Sanayi ve Tica	118,560	901,628
Dogan Sirketler Grubu Holdings*(a)	8,723,895	6,332,808
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	877,056	1,600,766
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	42,092	1,804,213
Ford Otomotiv Sanayi A.S.	1,486,287	12,741,511
Hurriyet Gazetecilik A.S.	1,685,191	1,805,832
Is Yatirim Menkul Degerler A.S.	214,233	306,587
Mardin Cimento Sanayii	46,659	248,384
Sekerbank TAS	604,237	710,154
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,286,112	2,258,443
Tekfen Holding A.S.	208,348	849,841
Tofas Turk Otomobil Fabrikasi A.S.(a)	752,112	3,899,782
Turcas Petrolculuk A.S.	194,445	826,739
Turkiye Sinai Kalkinma Bankasi A.S.(a)	969,491	1,628,721
Ulker Biskuvi Sanayi A.S.	413,699	1,235,563
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	1,102,490	3,018,328
Yazicilar Holding A.S. Class A	53,057	410,825

Total Turkey		49,956,699
TOTAL COMMON STOCKS (Cost: $466,851,411)		560,544,490
EXCHANGE-TRADED FUNDS – 1.2%
United States – 1.2%
WisdomTree Emerging Markets Equity Income Fund(b)	236	13,140
WisdomTree India Earnings Fund(a)(b)	265,929	7,012,548

TOTAL EXCHANGE-TRADED FUNDS (Cost: $5,874,451)		7,025,688

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	87

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2010

Investments	Shares	Value
RIGHTS – 0.0%
Taiwan – 0.0%
Young Fast Optoelectronics Co., Ltd., expiring 10/20/10*	7,631	$16,610
Thailand – 0.0%
Thai Union Frozen Products PCL, expiring 10/18/10*	67,448	17,223
TOTAL RIGHTS (Cost: $0)		33,833
WARRANTS – 0.0%
Thailand – 0.0%
Ticon Industrial Connection PCL, expiring 1/22/14* (Cost: $0)	87,000	2,695
TOTAL LONG-TERM INVESTMENTS (Cost: $472,725,862)		567,606,706
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,414,475)	1,414,475	1,414,475
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.7%
MONEY MARKET FUND – 2.7%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $15,491,000)(e)	15,491,000	15,491,000
TOTAL INVESTMENTS IN SECURITIES – 102.5% (Cost: $489,631,337)(f)		584,512,181
Liabilities in Excess of Foreign Currency and Other Assets – (2.5)%		(14,028,005)

NET ASSETS – 100.0%		$570,484,176

PCL	– Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $14,830,413 and the total market value of the collateral held by the Fund was $15,491,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

88	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.9%
Egypt – 10.4%
Commercial International Bank Egypt S.A.E	16,204	$122,107
Eastern Co.	904	20,168
Egyptian Co. For Mobile Services	10,334	322,273
Egyptian Financial Group-Hermes Holding S.A.E	1,581	8,076
Egyptian International Pharmaceutical Industrial Co.	7,334	45,746
Ghabbour Auto	1,376	10,586
Maridive & Oil Services S.A.E	16,887	47,959
National Societe Generale Bank S.A.E	14,979	98,930
Orascom Construction Industries	8,711	383,067
Sidi Kerir Petrochemcials Co.	71,128	161,921
Telecom Egypt	138,020	423,782

Total Egypt		1,644,615
Jordan – 1.1%
Arab Bank PLC	10,050	148,995
Jordan Petroleum Refinery Co.	388	2,903
Jordan Phosphate Mines	1,372	27,430

Total Jordan		179,328
Kuwait – 32.4%
Boubyan Petrochemicals Co.	35,000	70,061
Kuwait Finance House	63,099	257,049
Kuwait Projects Co. Holdings KSC	46,125	76,133
Mobile Telecommunications Co. KSC	795,124	3,797,606
National Bank of Kuwait	119,125	627,525
National Mobile Telecommunication Co. KSC	45,000	297,103

Total Kuwait		5,125,477
Morocco – 9.3%
Attijariwafa Bank	437	17,424
Maroc Telecom	80,562	1,462,110

Total Morocco		1,479,534
Oman – 3.1%
Oman Telecommunications Co.	149,918	468,445
Raysut Cement Co.	8,218	27,749

Total Oman		496,194
Qatar – 23.8%
Barwa Real Estate Co.	9,832	87,245
Commercial Bank of Qatar	19,458	454,376
Doha Bank QSC	18,349	267,170
Gulf International Services OSC	9,495	73,821
Industries Qatar	27,331	817,677
Qatar Electricity & Water Co.	10,578	318,502
Qatar Gas Transport Co. Nakilat	12,509	66,325
Qatar Insurance Co.	4,124	96,982
Qatar International Islamic Bank	10,827	139,502
Qatar Islamic Bank	16,764	377,190
Qatar National Bank S.A.Q	11,045	462,738
Qatar Telecom Q-Tel QSC	12,739	612,102

Total Qatar		3,773,630
United Arab Emirates – 19.8%
Abu Dhabi National Hotels	173,875	142,491

Investments	Shares	Value

Air Arabia	912,311	$206,161
Aldar Properties PJSC	104,388	70,483
DP World Ltd.	371,393	192,753
Drake & Scull International	1,341,617	337,874
Dubai Financial Market	477,702	227,604
Dubai Investments PJSC	728,331	186,002
Dubai Islamic Bank PJSC	576,877	358,099
Emirates NBD PJSC	634,129	495,501
First Gulf Bank PJSC	92,162	375,127
Gulf Navigation Holding	640,189	92,378
National Bank of Abu Dhabi PJSC	91,629	293,127
Tamweel PJSC*†	65,235	—
Waha Capital PJSC	732,830	149,641

Total United Arab Emirates		3,127,241
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $14,005,179)(a)		15,826,019
Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		8,530

NET ASSETS – 100.0%		$15,834,549

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	89

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 11.2%
Adelaide Brighton Ltd.	3,548	$11,818
AGL Energy Ltd.	1,182	18,506
Amalgamated Holdings Ltd.	2,191	12,517
Amcor Ltd.	2,658	16,754
AMP Ltd.	6,157	30,463
Australia & New Zealand Banking Group Ltd.	7,167	164,326
AXA Asia Pacific Holdings Ltd.	3,008	14,970
Bank of Queensland Ltd.	1,192	12,927
Bendigo and Adelaide Bank Ltd.	1,229	10,888
BHP Billiton Ltd.	5,117	192,781
Brambles Ltd.	2,903	17,624
Cabcharge Australia Ltd.	1,943	10,404
Coal & Allied Industries Ltd.	324	32,708
Coca-Cola Amatil Ltd.	2,112	24,498
Cochlear Ltd.	146	9,931
Commonwealth Bank of Australia	3,901	193,276
Consolidated Media Holdings Ltd.	4,550	14,582
Crane Group Ltd.	1,453	11,522
Cromwell Group	17,179	11,810
Crown Ltd.	2,678	21,755
CSL Ltd.	652	20,864
CSR Ltd.	10,438	18,192
David Jones Ltd.	2,978	14,360
DUET Group(a)	8,206	13,825
Envestra Ltd.(a)	23,972	11,838
Fleetwood Corp., Ltd.	897	9,536
Foster’s Group Ltd.	6,363	37,767
Goodman Fielder Ltd.	10,240	12,939
GWA International Ltd.	4,029	12,210
Harvey Norman Holdings Ltd.	4,431	16,175
Insurance Australia Group Ltd.	5,557	19,585
Leighton Holdings Ltd.(b)	824	26,377
Lend Lease Group(a)	2,239	16,498
Macquarie Group Ltd.	672	23,600
Metcash Ltd.	3,971	16,802
Monadelphous Group Ltd.	755	11,740
National Australia Bank Ltd.	6,863	168,387
OneSteel Ltd.	4,134	11,728
Orica Ltd.	899	22,379
Origin Energy Ltd.	1,834	28,146
Platinum Asset Management Ltd.	2,723	13,077
Primary Health Care Ltd.	3,398	11,581
QBE Insurance Group Ltd.	3,010	50,303
Rio Tinto Ltd.	332	24,678
Salmat Ltd.	3,458	13,058
Santos Ltd.	1,628	20,193
Sonic Healthcare Ltd.	1,356	14,442
SP AusNet(a)	14,513	12,085
Spark Infrastructure Group(c)	8,885	9,506
Spark Infrastructure Group*	2,538	2,716
Suncorp-Metway Ltd.	3,404	29,663
TABCORP Holdings Ltd.	3,755	25,450

Investments	Shares	Value

Tatts Group Ltd.	8,808	$20,383
Telstra Corp., Ltd.	64,644	163,990
Toll Holdings Ltd.	2,153	13,759
Transurban Group(a)	2,977	14,326
UGL Ltd.	903	13,001
Wesfarmers Ltd.	3,120	99,359
Westpac Banking Corp.	9,694	218,136
Woodside Petroleum Ltd.	1,087	46,183
Woolworths Ltd.	2,963	82,740
WorleyParsons Ltd.	815	17,558

Total Australia		2,263,195
Austria – 0.9%
Erste Group Bank AG	409	16,399
Oesterreichische Post AG	727	21,800
OMV AG	643	24,105
Raiffeisen International Bank Holding AG	328	15,314
Strabag SE	430	10,217
Telekom Austria AG	1,818	27,401
Verbund AG(b)	780	28,006
Vienna Insurance Group AG Wiener Versicherung Gruppe	341	18,356
Voestalpine AG	508	18,739

Total Austria		180,337
Belgium – 1.2%
Ageas	5,454	15,636
Anheuser-Busch InBev N.V.	727	42,827
Befimmo SCA Sicafi	215	18,198
Belgacom S.A.	1,276	49,830
Cie Maritime Belge S.A.	395	11,335
Cofinimmo	130	17,281
Mobistar S.A.	358	21,954
Solvay S.A.	206	22,006
Tessenderlo Chemie N.V.	412	12,858
UCB S.A.	382	13,254
Umicore	289	12,511

Total Belgium		237,690
Denmark – 0.5%
FLSmidth & Co. A/S	175	12,804
H. Lundbeck A/S	836	14,787
Novo Nordisk A/S Class B	526	52,275
Tryg A/S	294	17,704

Total Denmark		97,570
Finland – 1.6%
Fortum Oyj	2,137	55,985
Kone Oyj Class B	534	27,630
Konecranes Oyj	305	11,421
Metso Oyj	269	12,347
Nokia Oyj	9,393	94,508
Orion Oyj Class B	567	11,340
Pohjola Bank PLC	1,083	13,196
Sampo Oyj Class A	1,545	41,784
Sanoma Oyj	762	16,145

See Notes to Financial Statements.

90	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2010

Investments	Shares	Value

UPM-Kymmene Oyj	1,322	$22,686
Wartsila Oyj	323	21,109

Total Finland		328,151
France – 16.1%
ABC Arbitrage	1,798	16,814
Accor S.A.	689	25,195
Aeroports de Paris	260	21,240
Air Liquide S.A.	405	49,480
Alstom S.A.	564	28,812
AXA S.A.	5,485	96,035
BNP Paribas	2,021	143,941
Bouygues S.A.	982	42,210
Canal Plus	1,481	10,817
Cap Gemini S.A.	328	16,479
Carrefour S.A.	1,279	68,822
Casino Guichard Perrachon S.A.	313	28,698
CFAO S.A.	315	12,557
Christian Dior S.A.	250	32,724
Cie Generale des Etablissements Michelin Class B	178	13,562
Cie Generale d’Optique Essilor International S.A.	229	15,778
Ciments Francais S.A.	185	16,513
CNP Assurances	1,857	34,542
Compagnie de Saint-Gobain	993	44,235
Credit Agricole S.A.	6,272	98,169
Danone	1,015	60,797
Eiffage S.A.	252	12,000
Electricite de France S.A.	3,622	156,452
Eutelsat Communications	475	18,157
France Telecom S.A.	15,047	325,593
GDF Suez	7,926	284,148
ICADE	177	18,621
Klepierre	669	25,838
Lafarge S.A.	822	47,132
Lagardere SCA	528	20,655
Legrand S.A.	644	21,813
L’Oreal S.A.	653	73,529
LVMH Moet Hennessy Louis Vuitton S.A.	529	77,708
M-6 Metropole Television S.A.	1,254	29,531
Neopost S.A.	239	17,812
Nexity	311	11,831
PagesJaunes Groupe	2,316	24,286
Pernod-Ricard S.A.	134	11,205
PPR	254	41,178
Publicis Groupe S.A.	375	17,836
Rallye S.A.	305	11,305
Remy Cointreau S.A.	206	13,894
Sanofi-Aventis S.A.	3,384	225,795
Schneider Electric S.A.	373	47,363
SCOR SE	796	19,050
Societe Generale	278	16,035
Societe Immobiliere de Location pour l’Industrie et le Commerce	122	15,774
Societe Television Francaise 1	863	13,455

Investments	Shares	Value

Sodexo	302	$19,625
Suez Environnement Co.	1,367	25,287
Technip S.A.	222	17,878
TOTAL S.A.	8,019	413,872
Vallourec S.A.	340	33,824
Veolia Environnement	1,617	42,649
Vinci S.A.	1,345	67,517
Vivendi S.A.	5,598	153,230

Total France		3,249,298
Germany – 6.6%
Allianz SE	953	107,856
BASF SE	1,599	100,973
Bayer AG	1,097	76,604
Bayerische Motoren Werke AG	333	23,385
Bilfinger Berger AG	211	14,564
Deutsche Bank AG	295	16,168
Deutsche Boerse AG	392	26,193
Deutsche Post AG	2,813	51,095
Deutsche Telekom AG	15,525	212,689
E.ON AG	5,051	149,152
Fielmann AG	184	17,187
Fraport AG Frankfurt Airport Services Worldwide	232	14,129
Fresenius Medical Care AG & Co. KGaA	284	17,566
Hamburger Hafen und Logistik AG	251	9,783
Hannover Rueckversicherung AG	431	19,853
Hochtief AG	147	12,748
Linde AG	194	25,288
Merck KGAA	171	14,385
Metro AG	427	27,835
Muenchener Rueckversicherungs AG	466	64,636
RWE AG	1,471	99,507
Salzgitter AG	214	13,882
SAP AG	824	40,818
Siemens AG	952	100,634
ThyssenKrupp AG	709	23,153
United Internet AG Registered Shares	823	13,325
Volkswagen AG	319	35,201

Total Germany		1,328,609
Hong Kong – 5.0%
Bank of East Asia Ltd.	3,600	15,233
BOC Hong Kong Holdings Ltd.	23,000	72,882
Cheung Kong (Holdings) Ltd.	2,000	30,297
China Merchants Holdings International Co., Ltd.	2,000	7,265
China Mobile Ltd.	30,000	307,025
China Overseas Land & Investment Ltd.	4,000	8,460
China Resources Enterprise Ltd.	2,000	9,056
China Resources Power Holdings Co., Ltd.	4,000	8,594
China Unicom Hong Kong Ltd.	18,000	26,340
Citic Pacific Ltd.	7,000	15,960
CLP Holdings Ltd.	4,500	35,910
CNOOC Ltd.	55,000	106,554
Fushan International Energy Group Ltd.	18,000	12,196
Hang Seng Bank Ltd.	4,400	64,669

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	91

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2010

Investments	Shares	Value

Hong Kong & China Gas Co., Ltd.	7,600	$19,227
Hong Kong Exchanges and Clearing Ltd.	1,800	35,429
Hongkong Electric Holdings Ltd.	4,500	27,331
Hutchison Whampoa Ltd.	7,000	65,282
Industrial & Commercial Bank of China Asia Ltd.	5,000	18,356
MTR Corp.	7,000	26,465
New World Development Ltd.	8,000	16,117
Shanghai Industrial Holdings Ltd.	1,000	5,050
Sino Land Co., Ltd.	10,000	20,687
Sun Hung Kai Properties Ltd.	2,000	34,522
Wharf Holdings Ltd.	5,000	32,139

Total Hong Kong		1,021,046
Ireland – 0.2%
CRH PLC	1,403	23,061
DCC PLC	538	15,432

Total Ireland		38,493
Italy – 5.1%
A2A SpA	16,165	24,827
Assicurazioni Generali SpA	1,544	31,133
Atlantia SpA	1,725	35,796
Banca Carige SpA	6,731	15,695
Banca Popolare di Sondrio S.c.r.l.	1,364	12,327
Edison SpA	15,818	19,900
Enel SpA	44,659	238,387
ENI SpA	11,295	244,098
Fiat SpA	1,212	18,730
Finmeccanica SpA	1,373	16,336
Intesa Sanpaolo SpA	19,268	62,671
Iren SpA	8,849	15,330
Lottomatica SpA	943	14,470
Mediaset SpA	3,091	21,943
Parmalat SpA	7,903	20,305
Pirelli & C SpA	1,676	13,660
Prysmian SpA	672	12,293
Saipem SpA	562	22,542
Snam Rete Gas SpA	9,344	47,390
Telecom Italia SpA	43,986	61,551
Terna Rete Elettrica Nazionale SpA	6,057	25,779
UniCredit SpA	14,270	36,489
Unione di Banche Italiane SCPA	1,383	13,424

Total Italy		1,025,076
Japan – 10.8%
Aeon Co., Ltd.	1,500	16,088
Aisin Seiki Co., Ltd.	500	15,585
Ajinomoto Co., Inc.	1,000	9,780
Asahi Glass Co., Ltd.	1,000	10,187
Asahi Kasei Corp.	2,000	11,013
Astellas Pharma, Inc.	1,000	36,091
Bank of Yokohama Ltd. (The)	2,000	9,337
Bridgestone Corp.	800	14,565
Canon, Inc.	1,800	83,924
Chiyoda Co., Ltd.	1,000	10,773

Investments	Shares	Value

Chubu Electric Power Co., Inc.	1,200	$29,634
Chugai Pharmaceutical Co., Ltd.	900	16,526
Chugoku Electric Power Co., Inc. (The)	900	17,744
Circle K Sunkus Co., Ltd.	900	12,023
Coca-Cola West Co., Ltd.	900	15,169
Cosmo Oil Co., Ltd.	4,000	10,438
Dai Nippon Printing Co., Ltd.	1,000	12,198
Daiichi Sankyo Co., Ltd.	1,400	28,456
Daikin Industries Ltd.	200	7,517
Daito Trust Construction Co., Ltd.	200	11,946
Daiwa House Industry Co., Ltd.	1,000	10,055
Daiwa Securities Group, Inc.	2,000	8,068
Denso Corp.	700	20,739
East Japan Railway Co.	400	24,132
Eisai Co., Ltd.	900	31,447
Fast Retailing Co., Ltd.	100	14,077
FUJIFILM Holdings Corp.	600	19,859
Honda Motor Co., Ltd.	1,200	42,562
House Foods Corp.	1,000	15,190
Hoya Corp.	900	21,924
ITOCHU Corp.	2,500	22,863
Itochu Techno-Solutions Corp.	200	6,526
Japan Tobacco, Inc.	9	29,939
JS Group Corp.	900	17,636
Kajima Corp.	6,000	14,436
Kaken Pharmaceutical Co., Ltd.	1,000	10,414
Kandenko Co., Ltd.	2,000	11,970
Kansai Electric Power Co., Inc. (The)	1,200	29,117
Kao Corp.	900	21,913
KDDI Corp.	6	28,693
Kirin Holdings Co., Ltd.	1,000	14,185
Komatsu Ltd.	800	18,559
Konami Corp.	800	14,115
Konica Minolta Holdings, Inc.	500	4,872
Kubota Corp.	1,000	9,145
Kyocera Corp.	200	18,889
Kyushu Electric Power Co., Inc.	900	20,534
Lawson, Inc.	200	9,157
Mabuchi Motor Co., Ltd.	200	10,223
Marubeni Corp.	2,000	11,300
Maruichi Steel Tube Ltd.	800	15,322
MEIJI Holdings Co., Ltd.	200	9,409
Mitsubishi Chemical Holdings Corp.	3,500	17,764
Mitsubishi Corp.	1,600	37,941
Mitsubishi Heavy Industries Ltd.(b)	2,000	7,374
Mitsubishi Tanabe Pharma Corp.	1,000	16,280
Mitsubishi UFJ Financial Group, Inc.	16,000	74,503
Mitsui & Co., Ltd.	1,500	22,301
Mitsui Fudosan Co., Ltd.	1,000	16,854
Mizuho Financial Group, Inc.	35,100	51,259
MS&AD Insurance Group Holdings	800	18,358
Nichirei Corp.	2,000	8,475
Nippon Express Co., Ltd.	2,000	7,589
Nippon Kayaku Co., Ltd.	1,000	9,744

See Notes to Financial Statements.

92	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2010

Investments	Shares	Value

Nippon Telegraph & Telephone Corp.	2,300	$100,353
Nomura Research Institute Ltd.	800	15,025
NTT DoCoMo, Inc.(b)	72	119,799
Obic Co., Ltd.	80	15,111
OJI Paper Co., Ltd.	2,000	8,834
Oracle Corp.	500	23,791
Panasonic Corp.	1,400	18,954
Park24 Co., Ltd.	1,500	15,962
Ricoh Co., Ltd.	1,000	14,089
Sankyo Co., Ltd.	200	10,582
Secom Co., Ltd.	500	22,564
Seven & I Holdings Co., Ltd.	1,400	32,780
Sharp Corp.	1,000	9,947
Shimizu Corp.	2,000	7,398
Shin-Etsu Chemical Co., Ltd.	500	24,330
Shiseido Co., Ltd.	800	17,946
Showa Shell Sekiyu K.K.	2,300	17,565
Sony Corp.	600	18,537
Sumitomo Corp.	1,800	23,184
Sumitomo Electric Industries Ltd.	1,400	17,060
Sumitomo Metal Industries Ltd.	9,000	22,732
Sumitomo Mitsui Financial Group, Inc.	1,800	52,401
Sumitomo Trust & Banking Co., Ltd. (The)	2,000	10,007
T&D Holdings, Inc.	700	14,580
Taisei Corp.	7,000	14,412
Takeda Pharmaceutical Co., Ltd.	1,600	73,450
Tohoku Electric Power Co., Inc.	1,000	22,097
Tokai Tokyo Financial Holdings, Inc.	2,000	6,584
Tokio Marine Holdings, Inc.(b)	900	24,261
Tokyo Electric Power Co., Inc. (The)	1,500	36,557
TonenGeneral Sekiyu K.K.	2,000	18,506
Toppan Printing Co., Ltd.	3,000	23,450
Toyota Motor Corp.	2,200	78,951
Trend Micro, Inc.	500	14,909
Yahoo! Japan Corp.	50	17,261

Total Japan		2,188,675
Netherlands – 1.5%
Akzo Nobel N.V.	350	21,624
Fugro N.V. CVA	216	14,224
Heineken N.V.	402	20,877
Koninklijke DSM N.V.	400	20,521
Koninklijke KPN N.V.	4,605	71,323
Koninklijke Philips Electronics N.V.	1,312	41,295
Reed Elsevier N.V.	1,515	19,131
TNT N.V.	448	12,055
Unilever N.V. CVA	2,208	66,090
Wolters Kluwer N.V.	787	16,546

Total Netherlands		303,686
New Zealand – 0.2%
Telecom Corp. of New Zealand Ltd.	11,161	16,583
TrustPower Ltd.	2,682	14,421
Warehouse Group Ltd. (The)	5,950	16,543

Total New Zealand		47,547

Investments	Shares	Value
Norway – 1.4%
Aker ASA Class A	671	$13,291
Aker Solutions ASA	771	11,224
DnB NOR ASA	2,041	27,899
Fred Olsen Energy ASA	437	15,305
Marine Harvest ASA	16,976	14,856
Orkla ASA	3,028	28,025
Statoil ASA	5,630	117,961
Telenor ASA	2,108	33,152
Yara International ASA	340	15,443

Total Norway		277,156
Portugal – 0.8%
Banco Espirito Santo S.A.	2,919	13,529
Brisa Auto-Estradas de Portugal S.A.	2,559	16,525
Cimpor Cimentos de Portugal, SGPS, S.A.	2,182	14,066
EDP-Energias de Portugal S.A.	11,310	38,817
Galp Energia, SGPS, S.A. Class B	1,056	18,251
Novabase SGPS S.A.	2,651	11,581
Portugal Telecom, SGPS, S.A.	3,038	40,604
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	2,848	11,276

Total Portugal		164,649
Singapore – 2.1%
Ascendas India Trust	16,508	12,550
CapitaLand Ltd.	7,000	21,606
Cityspring Infrastructure Trust	34,000	15,768
DBS Group Holdings Ltd.	4,000	42,817
Fraser and Neave Ltd.	2,000	9,883
Keppel Corp., Ltd.	4,000	27,308
Oversea-Chinese Banking Corp., Ltd.	5,000	33,641
SembCorp Industries Ltd.	6,000	19,888
SembCorp Marine Ltd.	6,000	17,927
Singapore Exchange Ltd.	2,000	13,715
Singapore Press Holdings Ltd.	8,000	25,849
Singapore Technologies Engineering Ltd.	9,000	22,990
Singapore Telecommunications Ltd.	28,000	66,841
StarHub Ltd.	10,000	19,615
United Overseas Bank Ltd.	2,000	27,856
UOB-Kay Hian Holdings Ltd.	15,000	17,790
Venture Corp., Ltd.	1,000	7,466
Wilmar International Ltd.	5,000	22,846

Total Singapore		426,356
Spain – 7.7%
Abertis Infraestructuras, S.A.	1,982	36,989
Acciona S.A.	203	17,171
ACS Actividades de Construccion y Servicios, S.A.(b)	1,066	53,301
Banco Bilbao Vizcaya Argentaria S.A.	8,804	119,050
Banco Espanol de Credito S.A.	2,712	27,409
Banco Popular Espanol S.A.	3,712	23,564
Banco Santander S.A.	26,287	334,359
Bankinter, S.A.(b)	1,601	11,140
Bolsas y Mercados Espanoles S.A.	526	14,082
Criteria Caixacorp S.A.	10,841	57,025

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	93

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2010

Investments	Shares	Value

Ebro Foods S.A.(b)	763	$15,281
Enagas	926	18,792
Endesa S.A.	1,452	38,922
Ferrovial S.A.	1,392	13,035
Fomento de Construcciones y Contratas S.A.	678	18,771
Gas Natural SDG S.A.	2,929	43,726
Grifols S.A.(b)	776	11,145
Iberdrola S.A.	15,862	122,198
Inditex S.A.	720	57,276
Mapfre S.A.	5,044	15,370
Red Electrica Corp. S.A.	412	19,402
Repsol YPF S.A.	3,336	86,054
Telefonica S.A.	15,304	379,522
Zardoya Otis S.A.	1,322	23,697

Total Spain		1,557,281
Sweden – 2.8%
Alfa Laval AB	795	13,950
Assa Abloy AB Class B	715	18,059
Atlas Copco AB Class A	1,717	33,189
Electrolux AB Series B	590	14,552
Hakon Invest AB	1,006	18,399
Hennes & Mauritz AB Class B	2,691	97,596
Kungsleden AB	1,662	14,137
Nordea Bank AB	6,120	63,832
Peab AB	1,986	14,606
Ratos AB Class B	508	17,571
Skandinaviska Enskilda Banken AB Class A	2,975	22,092
Skanska AB Class B	1,407	25,817
SKF AB Class B	781	17,986
Svenska Cellulosa AB Class B	1,456	22,174
Svenska Handelsbanken AB Class A	1,146	37,612
Swedish Match AB	536	14,319
Tele2 AB Class B	725	15,242
Telefonaktiebolaget LM Ericsson Class B	3,911	43,000
TeliaSonera AB	9,021	73,181

Total Sweden		577,314
Switzerland – 5.7%
Baloise Holding AG	160	14,511
Credit Suisse Group AG	2,295	98,664
Geberit AG	115	20,600
Holcim Ltd.	301	19,441
Kuehne + Nagel International AG	143	17,272
Nestle S.A.	4,779	256,083
Novartis AG	4,313	248,772
Partners Group Holding AG	85	14,165
Roche Holding AG	1,391	192,518
Schindler Holding AG	160	17,196
SGS S.A.	18	29,259
Sulzer AG	89	10,385
Swatch Group AG (The)	40	15,137
Swiss Reinsurance Co., Ltd.	360	15,878
Swisscom AG	117	47,461
Syngenta AG	103	25,746

Investments	Shares	Value

Vontobel Holding AG	477	$15,624
Zurich Financial Services AG	433	102,073

Total Switzerland		1,160,785
United Kingdom – 18.1%
Admiral Group PLC	612	16,067
Antofagasta PLC	1,094	21,308
Ashmore Group PLC	2,731	14,400
Associated British Foods PLC	1,112	18,382
AstraZeneca PLC	3,288	167,535
Atkins WS PLC	710	8,235
Aviva PLC	9,530	59,904
BAE Systems PLC	8,461	45,638
Barclays PLC	6,607	31,192
BG Group PLC	1,833	32,307
BHP Billiton PLC	3,039	96,974
British American Tobacco PLC	4,430	165,759
British Land Co. PLC	2,595	19,015
British Sky Broadcasting Group PLC	2,613	29,049
BT Group PLC	9,254	20,415
Cable & Wireless Communications PLC	26,854	24,015
Centrica PLC	10,612	54,097
Chaucer Holdings PLC	14,566	11,132
Compass Group PLC	2,472	20,665
Davis Service Group PLC	1,717	10,863
De La Rue PLC	998	10,387
Diageo PLC	4,074	70,361
Electrocomponents PLC	4,142	15,847
Eurasian Natural Resources Corp. PLC	800	11,579
Firstgroup PLC	2,153	12,309
Fresnillo PLC	806	15,775
G4S PLC	3,000	12,036
GlaxoSmithKline PLC	12,948	255,962
Go-Ahead Group PLC	642	11,351
Halfords Group PLC	1,473	10,278
Hargreaves Lansdown PLC	2,073	14,373
Hays PLC	8,401	14,973
HMV Group PLC	9,469	7,162
Home Retail Group PLC	4,474	14,523
HSBC Holdings PLC	28,173	286,348
ICAP PLC	2,165	14,721
IG Group Holdings PLC	1,551	12,152
IMI PLC	867	10,486
Imperial Tobacco Group PLC	2,020	60,384
Inmarsat PLC	1,132	11,836
Intercontinental Hotels Group PLC	716	12,817
International Power PLC	3,317	20,280
Interserve PLC	2,882	9,140
J. Sainsbury PLC	4,474	27,545
Johnson Matthey PLC	386	10,718
Kingfisher PLC	4,645	17,142
Legal & General Group PLC	14,160	23,094
Man Group PLC	11,714	40,444
National Grid PLC	8,614	73,299

See Notes to Financial Statements.

94	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2010

Investments	Shares	Value

Next PLC	392	$13,689
Pearson PLC	1,700	26,400
Premier Farnell PLC	3,234	13,586
Provident Financial PLC	897	11,647
Prudential PLC	4,292	43,049
Reckitt Benckiser Group PLC	1,104	60,906
Reed Elsevier PLC	2,767	23,458
Rexam PLC	3,574	17,290
Rio Tinto PLC	688	40,341
Robert Wiseman Dairies PLC	1,447	7,322
Royal Dutch Shell PLC Class A	8,828	266,538
Royal Dutch Shell PLC Class B	7,707	225,527
RSA Insurance Group PLC	12,469	25,681
SABMiller PLC	1,492	47,857
Sage Group PLC (The)	4,353	18,953
Schroders PLC	610	13,823
Scottish & Southern Energy PLC	2,768	48,765
Segro PLC	2,730	11,744
Severn Trent PLC	790	16,320
Smiths Group PLC	897	17,230
Stagecoach Group PLC	3,427	9,839
Standard Chartered PLC	2,392	68,828
Standard Life PLC	7,883	28,720
Tate & Lyle PLC	1,608	11,828
Tesco PLC	12,688	84,774
Thomas Cook Group PLC	4,203	11,378
TUI Travel PLC	4,199	14,186
Unilever PLC	2,048	59,413
United Utilities Group PLC	2,487	22,456
Vedanta Resources PLC	266	9,075
Vodafone Group PLC	149,608	370,367
WM Morrison Supermarkets PLC	4,999	23,294
Xstrata PLC	886	17,005

Total United Kingdom		3,655,563
TOTAL COMMON STOCKS (Cost: $18,868,006)		20,128,477
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree International Dividend ex-Financials Fund(d) (Cost: $58,531)	1,530	65,897
RIGHTS – 0.0%
France – 0.0%
Cie Generale des Etablissements Michelin, expiring 10/13/10*	178	497
Germany – 0.0%
Deutsche Bank AG, expiring 10/05/10*	418	2,026
TOTAL RIGHTS (Cost: $0)		2,523
TOTAL LONG-TERM INVESTMENTS (Cost: $18,926,537)		20,196,897

Investments	Shares	Value
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(e)
(Cost: $9,877)	9,877	$9,877
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
MONEY MARKET FUND – 1.3%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(f)
(Cost: $270,000)(g)	270,000	270,000
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $19,206,414)(h)		20,476,774
Liabilities in Excess of Foreign Currency and Other Assets – (1.2)%		(234,988)

NET ASSETS – 100.0%		$20,241,786

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At September 30, 2010, the aggregate value of these securities amounted to $9,506 representing 0.0% of net assets.

(d)	Affiliated companies (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(f)	Interest rate shown reflects yield as of September 30, 2010.

(g)	At September 30, 2010, the total market value of the Fund’s securities on loan was $256,887 and the total market value of the collateral held by the Fund was $270,000.

(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	95

Schedule of Investments (unaudited)

WisdomTree International Basic Materials Sector Fund (DBN)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 23.4%
Adelaide Brighton Ltd.	69,912	$232,862
Alumina Ltd.	72,397	126,878
Amcor Ltd.	78,608	495,491
BHP Billiton Ltd.	168,417	6,345,045
Boral Ltd.	31,536	140,765
Brickworks Ltd.	11,968	134,421
Incitec Pivot Ltd.	35,274	122,613
MacArthur Coal Ltd.	9,733	110,543
Newcrest Mining Ltd.	5,426	208,415
OneSteel Ltd.	61,025	173,126
Orica Ltd.	22,351	556,399
Rio Tinto Ltd.	9,223	685,569
Sims Metal Management Ltd.(a)	5,138	87,757

Total Australia		9,419,884
Austria – 1.1%
Voestalpine AG	12,295	453,535
Belgium – 2.2%
Solvay S.A.	5,300	566,183
Tessenderlo Chemie N.V.	3,650	113,911
Umicore	4,821	208,703

Total Belgium		888,797
Denmark – 0.4%
Novozymes A/S Class B	1,183	150,728
Finland – 3.0%
Ahlstrom Oyj	5,441	125,237
Huhtamaki Oyj	8,870	114,070
Kemira Oyj	7,574	104,331
Outokumpu Oyj	7,957	158,272
Rautaruukki Oyj	8,042	166,441
UPM-Kymmene Oyj	30,412	521,887

Total Finland		1,190,238
France – 10.1%
Air Liquide S.A.	13,389	1,635,758
Arkema S.A.	2,708	138,747
Ciments Francais S.A.	3,471	309,810
Eramet	424	125,465
Imerys S.A.	3,630	217,753
Lafarge S.A.	23,999	1,376,065
Rhodia S.A.	3,913	93,886
Sa des Ciments Vicat	2,618	185,317

Total France		4,082,801
Germany – 12.4%
BASF SE	50,951	3,217,421
K+S AG	1,555	93,227
Lanxess AG	1,831	100,462
Linde AG	5,222	680,684
Salzgitter AG	2,860	185,521
Symrise AG	5,384	149,835
ThyssenKrupp AG	12,115	395,623
Wacker Chemie AG	812	150,041

Total Germany		4,972,814

Investments	Shares	Value

Hong Kong – 0.9%
Fosun International Ltd.	156,000	$123,985
Fushan International Energy Group Ltd.	340,000	230,369

Total Hong Kong		354,354
Ireland – 1.5%
CRH PLC	35,787	588,232
Italy – 0.6%
Buzzi Unicem SpA	6,923	73,248
Italcementi SpA(a)	8,439	74,713
Italmobiliare SpA	2,424	81,341

Total Italy		229,302
Japan – 12.9%
Air Water, Inc.	9,000	106,871
Asahi Kasei Corp.	47,000	258,798
Denki Kagaku Kogyo K.K.	15,000	64,460
DIC Corp.	46,000	80,943
DOWA Holdings Co., Ltd.	19,000	113,036
Hitachi Chemical Co., Ltd.	6,800	126,818
Hitachi Metals Ltd.	9,000	105,901
Hokuetsu Kishu Paper Co., Ltd.	16,500	79,202
JFE Holdings, Inc.	5,400	165,025
JSR Corp.	7,700	130,976
Kaneka Corp.	20,000	119,943
Kobe Steel Ltd.	60,000	140,771
Kuraray Co., Ltd.	10,500	132,475
Maruichi Steel Tube Ltd.	5,700	109,169
Mitsubishi Chemical Holdings Corp.	42,500	215,705
Mitsubishi Gas Chemical Co., Inc.	21,000	121,918
Nippon Kayaku Co., Ltd.	12,000	116,926
Nippon Paper Group, Inc.	6,600	165,040
Nippon Steel Corp.	58,000	197,175
Nissan Chemical Industries Ltd.	7,000	78,848
Nitto Denko Corp.	3,900	152,424
OJI Paper Co., Ltd.	43,000	189,933
Shin-Etsu Chemical Co., Ltd.	13,000	632,571
Showa Denko K.K.	48,000	91,932
Sumitomo Chemical Co., Ltd.	43,000	188,389
Sumitomo Metal Industries Ltd.	171,000	431,901
Sumitomo Metal Mining Co., Ltd.	15,000	228,932
Taiyo Holdings Co., Ltd.	3,200	89,481
Taiyo Nippon Sanso Corp.(a)	12,000	101,987
Toray Industries, Inc.	28,000	155,853
Tosoh Corp.	28,000	75,413
Toyo Ink Manufacturing Co., Ltd.	20,000	78,525
Ube Industries Ltd.	33,000	73,079
Yamato Kogyo Co., Ltd.	3,400	82,294

Total Japan		5,202,714
Netherlands – 3.0%
Akzo Nobel N.V.	11,154	689,118
Koninklijke DSM N.V.	10,049	515,557

Total Netherlands		1,204,675
New Zealand – 0.5%
Fletcher Building Ltd.	33,043	195,896

See Notes to Financial Statements.

96	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Basic Materials Sector Fund (DBN)

September 30, 2010

Investments	Shares	Value

Norway – 1.5%
Norsk Hydro ASA	26,504	$160,666
Yara International ASA	9,826	446,316
Total Norway		606,982
Portugal – 1.3%
Cimpor Cimentos de Portugal, SGPS, S.A.	45,207	291,426
Portucel Empresa Produtora de Pasta e Papel S.A.	43,112	127,424
Semapa-Sociedade de Investimento e Gestao	8,786	93,319
Total Portugal		512,169
Spain – 0.2%
Cementos Portland Valderrivas S.A.	4,735	93,731
Sweden – 2.4%
Boliden AB	13,964	211,829
Holmen AB Class B	4,189	129,394
Svenska Cellulosa AB Class B	40,341	614,356

Total Sweden		955,579
Switzerland – 4.2%
Givaudan S.A.	303	311,389
Holcim Ltd.	9,086	586,854
Syngenta AG	3,183	795,628

Total Switzerland		1,693,871
United Kingdom – 17.8%
Antofagasta PLC	27,159	528,973
BHP Billiton PLC	99,328	3,169,553
Croda International PLC	6,611	154,389
Eurasian Natural Resources Corp. PLC	15,996	231,522
Fresnillo PLC	16,816	329,113
Johnson Matthey PLC	9,695	269,188
Kazakhmys PLC	4,974	113,808
Mondi PLC	14,728	119,407
Rexam PLC	81,838	395,908
Rio Tinto PLC	21,438	1,257,029
Vedanta Resources PLC	5,734	195,622
Xstrata PLC	21,765	417,741

Total United Kingdom		7,182,253
TOTAL COMMON STOCKS (Cost: $40,306,846)		39,978,555
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree DEFA Fund(b) (Cost: $2,016)	51	2,305
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $498)	498	498

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
MONEY MARKET FUND – 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $246,000)(e)	246,000	$246,000
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $40,555,360)(f)		40,227,358
Liabilities in Excess of Foreign Currency and Other Assets – 0.0%		(3,836)

NET ASSETS – 100.0%		$40,223,522

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $234,422 and the total market value of the collateral held by the Fund was $246,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	97

Schedule of Investments (unaudited)

WisdomTree International Energy Sector Fund (DKA)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS - 99.6%
Australia - 18.3%
Beach Energy Ltd.	94,382	$62,142
Caltex Australia Ltd.	15,921	184,832
Centennial Coal Co., Ltd.	13,867	82,843
Coal & Allied Industries Ltd.	18,998	1,917,843
Energy Resources of Australia Ltd.	87,446	1,126,106
New Hope Corp., Ltd.	266,302	1,302,127
Origin Energy Ltd.	115,142	1,767,057
Santos Ltd.	119,327	1,480,047
Whitehaven Coal Ltd.	12,092	72,122
Woodside Petroleum Ltd.	49,617	2,108,068
WorleyParsons Ltd.	58,855	1,267,946

Total Australia		11,371,133
Austria – 2.7%
OMV AG	43,308	1,623,548
Schoeller-Bleckmann Oilfield Equipment AG	788	51,546

Total Austria		1,675,094
Finland – 0.3%
Neste Oil Oyj	10,530	164,744
France – 12.2%
Bourbon S.A.(a)	25,258	1,032,571
Etablissements Maurel et Prom(a)	8,010	110,337
Technip S.A.	18,554	1,494,213
TOTAL S.A.	96,320	4,971,211

Total France		7,608,332
Hong Kong – 6.0%
CNOOC Ltd.	1,930,618	3,740,274
Italy – 9.5%
ENI SpA	196,229	4,240,730
ERG SpA	15,724	212,732
Saipem SpA	36,657	1,470,298

Total Italy		5,923,760
Japan – 4.2%
AOC Holdings, Inc.*	1,800	7,821
Cosmo Oil Co., Ltd.	33,000	86,114
Idemitsu Kosan Co., Ltd.	400	34,283
Itochu Enex Co., Ltd.	6,000	28,513
Japan Drilling Co., Ltd.	1,063	31,557
Kanto Natural Gas Development Ltd.	3,000	15,837
Modec, Inc.	200	3,127
San-Ai Oil Co., Ltd.	3,000	13,107
Shinko Plantech Co., Ltd.	1,300	11,796
Showa Shell Sekiyu K.K.	155,000	1,183,744
Sinanen Co., Ltd.	9,000	36,845
TonenGeneral Sekiyu K.K.	125,250	1,158,945

Total Japan		2,611,689
Netherlands – 4.2%
Fugro N.V. CVA	20,145	1,326,557
SBM Offshore N.V.	66,484	1,261,620

Total Netherlands		2,588,177

Investments	Shares	Value

Norway – 11.2%
Aker ASA Class A	56,226	$1,113,728
Aker Solutions ASA	76,516	1,113,860
Fred Olsen Energy ASA	38,523	1,349,180
Statoil ASA	162,885	3,412,792

Total Norway		6,989,560
Portugal – 2.5%
Galp Energia, SGPS, S.A. Class B	88,433	1,528,427
Singapore - 0.7%
Boustead Singapore Ltd.	127,000	95,587
China Aviation Oil Singapore Corp., Ltd.	62,000	70,232
Ezra Holdings Ltd.	40,000	52,305
Falcon Energy Group Ltd.	169,798	64,545
Straits Asia Resources Ltd.	93,000	155,548

Total Singapore		438,217
Spain – 7.1%
Repsol YPF S.A.	125,994	3,250,074
Tecnicas Reunidas S.A.	22,393	1,195,477

Total Spain		4,445,551
United Kingdom – 20.7%
AMEC PLC	83,306	1,294,358
BG Group PLC	98,698	1,739,585
Hunting PLC	7,394	72,414
James Fisher & Sons PLC	6,902	53,620
JKX Oil & Gas PLC	7,372	37,429
John Wood Group PLC	15,229	104,775
Royal Dutch Shell PLC Class A	139,217	4,203,287
Royal Dutch Shell PLC Class B	142,282	4,163,544
Tullow Oil PLC	58,179	1,167,984
Wellstream Holdings PLC	4,279	51,583

Total United Kingdom		12,888,579
TOTAL COMMON STOCKS (Cost: $62,778,803)		61,973,537
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree DEFA Fund(b) (Cost: $128,412)	2,821	127,509
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $17,044)	17,044	17,044
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
MONEY MARKET FUND – 0.5%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $296,000)(e)	296,000	296,000
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $63,220,259)(f)		62,414,090
Liabilities in Excess of Foreign Currency and Other Assets – (0.3)%		(198,089)

NET ASSETS – 100.0%		$62,216,001

See Notes to Financial Statements.

98	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Energy Sector Fund (DKA)

September 30, 2010

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $281,623 and the total market value of the collateral held by the Fund was $296,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	99

Schedule of Investments (unaudited)

WisdomTree International Utilities Sector Fund (DBU)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 3.7%
AGL Energy Ltd.	26,384	$413,084
Challenger Infrastructure Fund Class A(a)	35,919	42,430
DUET Group(a)	140,663	236,983
Envestra Ltd.(a)	150,592	74,363
Hastings Diversified Utilities Fund	31,247	41,601
Prime Infrastructure Group(a)	7,592	32,271
SP AusNet(a)	324,842	270,494
Spark Infrastructure Group(b)	197,027	210,802
Spark Infrastructure Group*	56,293	60,229

Total Australia		1,382,257
Austria – 1.6%
EVN AG	5,131	80,206
Verbund AG(c)	14,353	515,341

Total Austria		595,547
Finland – 2.9%
Fortum Oyj	40,603	1,063,726
France – 17.7%
Electricite de France S.A.	52,087	2,249,895
GDF Suez	81,686	2,928,457
Sechilienne-Sidec	2,286	63,416
Suez Environnement Co.	26,623	492,485
Veolia Environnement(c)	30,801	812,397

Total France		6,546,650
Germany – 11.4%
E.ON AG	74,984	2,214,224
RWE AG	29,599	2,002,245

Total Germany		4,216,469
Hong Kong – 5.4%
China Power International Development Ltd.	160,700	35,604
China Resources Power Holdings Co., Ltd.	127,700	274,376
CLP Holdings Ltd.	92,322	736,726
Guangdong Investment Ltd.	156,000	81,384
Hong Kong & China Gas Co., Ltd.	134,996	341,524
Hongkong Electric Holdings Ltd.	86,886	527,705

Total Hong Kong		1,997,319
Italy – 14.1%
A2A SpA	254,739	391,241
Edison SpA	258,433	325,117
Enel SpA	509,516	2,719,763
Hera SpA	101,761	194,355
Iren SpA	123,147	213,345
Snam Rete Gas SpA	175,983	892,537
Terna Rete Elettrica Nazionale SpA	108,862	463,318

Total Italy		5,199,676
Japan – 10.5%
Chubu Electric Power Co., Inc.	19,300	476,609
Chugoku Electric Power Co., Inc. (The)(c)	12,100	238,553
Electric Power Development Co., Ltd.	6,942	208,576
Hokkaido Electric Power Co., Inc.	9,200	183,031

Investments	Shares	Value

Hokuriku Electric Power Co.	8,900	$203,057
Kansai Electric Power Co., Inc. (The)	23,000	558,068
Kyushu Electric Power Co., Inc.	14,700	335,387
Osaka Gas Co., Ltd.	61,000	219,787
Shikoku Electric Power Co., Inc.(c)	6,361	182,363
Tohoku Electric Power Co., Inc.(c)	16,300	360,184
Tokyo Electric Power Co., Inc. (The)	27,200	662,906
Tokyo Gas Co., Ltd.	59,000	267,668

Total Japan		3,896,189
New Zealand – 1.4%
Contact Energy Ltd.*	53,918	224,472
TrustPower Ltd.	10,123	54,430
Vector Ltd.	142,898	239,648

Total New Zealand		518,550
Portugal – 2.0%
EDP-Energias de Portugal S.A.	196,186	673,333
REN-Redes Energeticas Nacionais S.A.	21,318	77,851

Total Portugal		751,184
Spain – 14.9%
Acciona S.A.	3,698	312,806
Enagas	15,012	304,649
Endesa S.A.	27,353	733,217
Gas Natural SDG S.A.	55,575	829,650
Iberdrola Renovables S.A.	64,928	216,104
Iberdrola S.A.	320,484	2,468,953
Red Electrica Corp. S.A.	6,687	314,908
Sociedad General de Aguas de Barcelona S.A. Class A*	11,411	311,566

Total Spain		5,491,853
Switzerland – 0.5%
BKW FMB Energie AG	2,964	196,447
United Kingdom – 13.5%
Centrica PLC	196,228	1,000,314
Drax Group PLC	12,509	75,555
International Power PLC	68,848	420,944
National Grid PLC	164,667	1,401,205
Northumbrian Water Group PLC	39,574	207,412
Pennon Group PLC	22,889	209,738
Scottish & Southern Energy PLC	51,796	912,513
Severn Trent PLC	15,681	323,950
United Utilities Group PLC	47,059	424,912

Total United Kingdom		4,976,543
TOTAL COMMON STOCKS (Cost: $50,771,093)		36,832,410
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree DEFA Fund(d) (Cost: $88,412)	2,192	99,078
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $19,408)	19,408	19,408

See Notes to Financial Statements.

100	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Utilities Sector Fund (DBU)

September 30, 2010

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%
MONEY MARKET FUND – 4.1%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(f) (Cost: $1,534,000)(g)	1,534,000	$1,534,000
TOTAL INVESTMENTS IN SECURITIES – 104.0% (Cost: $52,412,913)(h)		38,484,896
Liabilities in Excess of Foreign Currency and Other Assets – (4.0)%		(1,488,914)

NET ASSETS – 100.0%		$36,995,982
*	Non-income producing security.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At September 30, 2010, the aggregate value of these securities amounted to $210,802 representing 0.6% of net assets.

(c)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(d)	Affiliated companies (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(f)	Interest rate shown reflects yield as of September 30, 2010.

(g)	At September 30, 2010, the total market value of the Fund’s securities on loan was $1,456,038 and the total market value of the collateral held by the Fund was $1,534,000.

(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	101

Schedule of Investments (unaudited)

WisdomTree International Real Estate Fund (DRW)

September 30, 2010

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 19.1%
Abacus Property Group	480,250	$202,276
ALE Property Group	74,968	151,708
Ardent Leisure Group	177,444	182,978
Aspen Group	298,383	130,009
Astro Japan Property Group	623,761	193,266
Australand Property Group	197,209	517,468
Bunnings Warehouse Property Trust	106,764	190,726
CFS Retail Property Trust	720,495	1,321,989
Challenger Diversified Property Group	331,766	163,829
Charter Hall Office REIT	138,278	326,686
Charter Hall Retail REIT	142,237	395,259
Commonwealth Property Office Fund	622,534	554,547
Cromwell Group	407,092	279,859
Dexus Property Group	1,547,445	1,281,058
Goodman Group	612,657	382,617
GPT Group In Specie†*††	2,305,813	0
ING Office Fund	1,107,369	643,326
Lend Lease Group(a)	159,444	1,174,845
Mirvac Group(a)	641,604	826,240
Peet Ltd.	89,274	160,345
Stockland	709,737	2,638,859
Westfield Group	744,800	8,841,332

Total Australia		20,559,222
Austria – 0.2%
Conwert Immobilien Invest SE	14,434	208,187
Belgium – 1.9%
Befimmo SCA Sicafi	7,340	621,276
Cofinimmo	5,202	691,500
Intervest Offices	7,341	230,404
Warehouses De Pauw SCA	6,118	314,547
Wereldhave Belgium N.V.	2,448	214,223

Total Belgium		2,071,950
Finland – 0.3%
Sponda Oyj	72,458	352,154
France – 12.4%
Anf Immobilier	3,673	155,446
Fonciere des Murs	4,897	126,153
Fonciere des Regions	14,609	1,559,039
Gecina S.A.	24,410	2,899,236
ICADE(b)	16,306	1,715,430
Klepierre	66,131	2,554,080
Mercialys S.A.(b)	27,036	1,055,614
Societe de la Tour Eiffel	3,365	267,227
Societe Immobiliere de Location pour l’Industrie et le Commerce	6,554	847,420
Unibail – Rodamco SE	9,569	2,124,796

Total France		13,304,441
Germany – 0.6%
Alstria Office REIT – AG	19,661	273,512
Deutsche Euroshop AG	8,916	316,415

Total Germany		589,927

Investments	Shares	Value

Hong Kong – 26.0%
Champion Real Estate Investment Trust	1,639,000	$844,497
Cheung Kong (Holdings) Ltd.	314,238	4,760,201
China Overseas Land & Investment Ltd.	495,800	1,048,670
GZI Real Estate Investment Trust	452,133	226,556
Hang Lung Group Ltd.	110,649	721,915
Hang Lung Properties Ltd.	436,283	2,129,937
Henderson Land Development Co., Ltd.	207,320	1,475,478
Hopewell Holdings Ltd.	205,500	664,423
Hysan Development Co., Ltd.	158,115	566,209
Kowloon Development Co., Ltd.	356,398	398,028
Link REIT (The)	458,446	1,358,236
New World Development Ltd.	445,125	896,764
Regal Real Estate Investment Trust	1,417,000	366,881
Shenzhen Investment Ltd.	973,900	350,008
Silver Grant International	508,900	160,604
Sino Land Co., Ltd.	658,305	1,361,858
Sino-Ocean Land Holdings Ltd.	391,100	271,541
Sun Hung Kai Properties Ltd.	275,871	4,761,788
Sunlight Real Estate Investment Trust	859,000	226,833
Swire Pacific Ltd. Class A	132,459	1,823,973
Swire Pacific Ltd. Class B	490,798	1,264,422
Wharf Holdings Ltd.	321,545	2,066,815
Wheelock & Co., Ltd.	63,231	211,362

Total Hong Kong		27,956,999
Italy – 0.2%
Beni Stabili SpA	191,976	180,577
Beni Stabili SpA*	92,712	84,802

Total Italy		265,379
Japan – 14.0%
Aeon Mall Co., Ltd.	9,896	240,352
Daito Trust Construction Co., Ltd.	21,400	1,278,262
Daiwa House Industry Co., Ltd.	59,000	593,249
Daiwa Office Investment Corp.(b)	149	387,928
Frontier Real Estate Investment Corp.	50	412,377
Fukuoka REIT Co.(b)	54	343,237
Japan Excellent, Inc.	74	369,823
Japan Logistics Fund, Inc.	29	238,137
Japan Prime Realty Investment Corp.	230	506,033
Japan Real Estate Investment Corp.	99	899,461
Japan Retail Fund Investment Corp.	556	782,021
Kenedix Realty Investment Corp.	86	325,305
MID REIT, Inc.	123	275,035
Mitsubishi Estate Co., Ltd.	60,589	984,916
Mitsui Fudosan Co., Ltd.	67,308	1,134,423
Mori Hills REIT Investment Corp.	66	166,383
Mori Trust Sogo REIT, Inc.	59	497,905
Nippon Accommodations Fund, Inc.	48	275,509
Nippon Building Fund, Inc.	138	1,207,541
Nippon Commercial Investment Corp.	186	204,613
Nomura Real Estate Holdings, Inc.	28,965	410,863
Nomura Real Estate Office Fund, Inc.	88	488,245
Orix JREIT, Inc.	87	423,857

See Notes to Financial Statements.

102	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Real Estate Fund (DRW)

September 30, 2010

Investments	Shares	Value

Premier Investment Corp.(b)	67	307,170
Sumitomo Real Estate Sales Co., Ltd.	3,316	150,042
Sumitomo Realty & Development Co., Ltd.	23,279	480,683
Tokyo Tatemono Co., Ltd.	59,751	228,876
Tokyu Land Corp.	58,168	240,916
Tokyu REIT, Inc.	60	315,298
Top REIT, Inc.	63	352,933
United Urban Investment Corp.	82	564,400

Total Japan		15,085,793
Netherlands – 4.5%
Corio N.V.	29,394	2,012,455
Eurocommercial Properties N.V.	13,816	641,295
Nieuwe Steen Investments N.V.	20,573	412,306
Vastned Offices/Industrial N.V.	17,007	280,937
VastNed Retail N.V.	9,836	670,399
Wereldhave N.V.	8,278	804,641

Total Netherlands		4,822,033
New Zealand – 0.8%
AMP NZ Office Trust	427,106	232,477
Argosy Property Trust	309,634	166,258
Goodman Property Trust	366,459	256,072
Kiwi Income Property Trust	301,087	223,679

Total New Zealand		878,486
Singapore – 10.0%
Allgreen Properties Ltd.	289,000	259,262
Ascendas India Trust	290,626	220,949
Ascendas Real Estate Investment Trust	486,901	810,669
Ascott Residence Trust	222,118	194,196
Cambridge Industrial Trust	483,472	200,321
CapitaCommercial Trust	761,635	856,973
CapitaLand Ltd.	545,589	1,684,032
CapitaMall Trust	697,786	1,140,563
Capitamalls Asia Ltd.	95,000	156,004
CapitaRetail China Trust	213,000	202,418
CDL Hospitality Trusts	184,432	298,658
City Developments Ltd.	26,103	253,221
Fortune Real Estate Investment Trust	463,000	231,405
Frasers Centrepoint Trust(b)	169,432	190,641
Frasers Commercial Trust	1,289,070	151,903
Guocoland Ltd.(b)	95,000	170,449
Keppel Land Ltd.	135,168	416,186
K-REIT Asia	300,000	294,218
Lippo-Mapletree Indonesia Retail Trust	554,782	210,888
Mapletree Logistics Trust	586,285	387,781
Parkway Life Real Estate Investment Trust	164,000	199,491
Singapore Land Ltd.	60,544	324,503
Starhill Global REIT	640,526	282,438
Suntec Real Estate Investment Trust	511,828	587,570
United Industrial Corp., Ltd.	89,000	158,331
UOL Group Ltd.	95,000	334,398
Wheelock Properties Singapore Ltd.	192,000	275,881
Wing Tai Holdings Ltd.	112,000	147,307

Investments	Shares	Value

Yanlord Land Group Ltd.	95,000	$126,392

Total Singapore		10,767,048
Sweden – 2.5%
Atrium Ljungberg AB Class B	7,950	89,770
Castellum AB	44,569	593,653
Fabege AB	41,089	413,604
Hufvudstaden AB Class A	37,661	406,515
Klovern AB	49,900	240,212
Kungsleden AB	58,699	499,293
Wallenstam AB Class B	7,950	203,163
Wihlborgs Fastigheter AB	9,376	258,411

Total Sweden		2,704,621
Switzerland – 0.5%
Allreal Holding AG	2,449	333,402
Intershop Holdings	793	239,454

Total Switzerland		572,856
United Kingdom – 6.5%
British Land Co. PLC	256,725	1,881,145
Capital Shopping Centres Group PLC	138,921	804,939
Daejan Holdings PLC	3,550	145,446
Derwent London PLC	11,595	274,802
Great Portland Estates PLC	49,650	267,028
Hammerson PLC	135,742	843,417
Land Securities Group PLC	162,046	1,635,531
Primary Health Properties PLC	27,521	130,320
Savills PLC	28,378	135,943
Segro PLC	190,927	821,356

Total United Kingdom		6,939,927
TOTAL COMMON STOCKS (Cost: $102,592,168)		107,079,023
RIGHTS – 0.0%
Singapore – 0.0%
Mapletree Logistics Trust, expiring 10/08/10* (Cost: $0)	46,902	1,961
TOTAL LONG-TERM INVESTMENTS (Cost: $102,592,168)		107,080,984
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $50,969)	50,969	50,969
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
MONEY MARKET FUND – 2.8%
Dreyfus Institutional Preferred Money Market Fund, 0.28%(d) (Cost: $3,044,000)(e)	3,044,000	3,044,000
TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $105,687,137)(f)		110,175,953
Liabilities in Excess of Foreign Currency and Other Assets – (2.4)%		(2,583,017)

NET ASSETS – 100.0%		$107,592,936

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	103

Schedule of Investments (unaudited) (concluded)

WisdomTree International Real Estate Fund (DRW)

September 30, 2010

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

††	Restricted security.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at September 30, 2010 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2010.

(d)	Interest rate shown reflects yield as of September 30, 2010.

(e)	At September 30, 2010, the total market value of the Fund’s securities on loan was $2,895,116 and the total market value of the collateral held by the Fund was $3,044,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

104	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree International Dividend and Sector Funds

September 30, 2010

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
ASSETS:

Investments, at cost	$423,836,712	$130,177,202	$53,303,728	$26,185,520	$104,801,495

Investment in affiliate, at cost	842,577	490,763	325,884	230,273	—

Foreign currency, at cost	739,608	94,983	168,630	18,226	48,983
Investment in securities, at value (including securities on loan) (Note 2)[1]	434,987,262	122,003,352	55,672,730	27,118,016	102,697,004

Investment in affiliate, at value	915,797	544,096	358,668	256,603	—

Foreign currency, at value	747,302	94,826	170,780	18,292	49,498

Receivables:

Dividends and interest	1,203,059	291,556	140,024	72,510	867,789

Unrealized appreciation on foreign currency contracts	371	—	61	—	76,552

Foreign tax reclaims	421,863	93,876	28,528	17,936	—

Capital shares sold	—	—	—	—	1,821,569
Total Assets	438,275,654	123,027,706	56,370,791	27,483,357	105,512,412
LIABILITIES:

Payables:

Collateral for securities on loan (Note 2)	25,804,000	3,595,000	1,099,000	186,000	17,273,000

Investment securities purchased	375,420	—	42,961	—	1,801,250

Advisory fees (Note 3)	157,114	55,090	23,331	12,150	33,690

Service fees (Note 2)	1,446	421	179	93	309

Unrealized depreciation on foreign currency contracts	—	—	49	—	487,889
Total Liabilities	26,337,980	3,650,511	1,165,520	198,243	19,596,138
NET ASSETS	$411,937,674	$119,377,195	$55,205,271	$27,285,114	$85,916,274
NET ASSETS:

Paid-in capital	$631,065,036	$204,894,949	$76,270,006	$52,149,011	$108,377,885

Undistributed net investment income	766,305	207,559	81,954	39,115	764,702

Accumulated net realized loss on investments and foreign currency related transactions	(231,176,174)	(77,618,085)	(23,554,081)	(25,862,466)	(21,123,431)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	11,282,507	(8,107,228)	2,407,392	959,454	(2,102,882)
NET ASSETS	$411,937,674	$119,377,195	$55,205,271	$27,285,114	$85,916,274
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,050,000	2,950,000	1,350,000	700,000	2,400,000
Net asset value per share	$45.52	$40.47	$40.89	$38.98	$35.80
[1]	Market values of securities on loan were as follows: $24,530,477, $3,419,595, $1,044,907, $176,651 and $16,412,110, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	105

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

	WisdomTree World ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree International LargeCap Dividend Fund
ASSETS:

Investments, at cost	$26,429,184	$143,350,765	$81,324,047	$73,635,326	$149,237,362

Investment in affiliate, at cost	806,759	461,133	14,428	184,662	275,122

Foreign currency, at cost	53,060	24,287	302,959	181,148	186,212
Investment in securities, at value (including securities on loan) (Note 2)[1]	31,311,617	135,039,540	86,544,641	75,888,460	143,566,482

Investment in affiliate, at value	955,409	436,058	15,775	206,946	273,363

Foreign currency, at value	54,629	24,340	303,045	181,360	186,501

Receivables:

Dividends and interest	135,871	1,109,368	386,333	599,863	354,653

Investment securities sold	—	—	—	—	275,316

Foreign tax reclaims	1,879	—	—	—	131,914
Total Assets	32,459,405	136,609,306	87,249,794	76,876,629	144,788,229
LIABILITIES:

Payables:

Collateral for securities on loan (Note 2)	1,622,000	11,257,000	2,117,000	2,883,000	3,498,000

Investment securities purchased	—	—	57,914	142,797	275,122

Advisory fees (Note 3)	13,614	62,218	32,456	34,054	53,503

Service fees (Note 2)	107	474	299	261	492
Total Liabilities	1,635,721	11,319,692	2,207,669	3,060,112	3,827,117
NET ASSETS	$30,823,684	$125,289,614	$85,042,125	$73,816,517	$140,961,112
NET ASSETS:

Paid-in capital	$38,964,857	$150,793,958	$95,903,391	$84,258,158	$189,564,857

Undistributed net investment income	50,175	841,610	58,252	96,180	243,154

Accumulated net realized loss on investments and foreign currency related transactions	(13,230,475)	(18,017,861)	(16,161,422)	(12,842,799)	(43,190,859)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	5,039,127	(8,328,093)	5,241,904	2,304,978	(5,656,040)
NET ASSETS	$30,823,684	$125,289,614	$85,042,125	$73,816,517	$140,961,112
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	600,000	3,100,000	1,350,000	1,300,000	3,200,000
Net asset value per share	$51.37	$40.42	$62.99	$56.78	$44.05
[1]	Market value of securities on loan were as follows: $1,563,640, $10,669,595, $2,015,322, $2,737,953 and $3,321,796, respectively (Note 2).

See Notes to Financial Statements.

106	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
ASSETS:

Investments, at cost	$149,526,590	$146,178,744	$440,574,443	$673,916,928	$483,756,886

Investment in affiliate, at cost	1,338,700	482,200	1,082,728	2,358,988	5,874,451

Foreign currency, at cost	151,632	150,141	491,750	3,026,853	2,050,479
Investment in securities, at value (including securities on loan) (Note 2)[1]	157,777,514	145,863,094	467,891,840	772,879,809	577,486,493

Investment in affiliate, at value	1,446,477	536,395	1,159,523	2,694,116	7,025,688

Foreign currency, at value	151,714	150,765	493,088	3,045,168	2,073,007

Receivables:

Dividends and interest	321,538	490,910	2,472,662	2,926,371	515,253

Investment securities sold	—	263,294	—	—	—

Unrealized appreciation on foreign currency contracts	—	—	—	—	197

Foreign tax reclaims	257,073	94,187	156,690	18,047	6,033

Capital shares sold	—	—	—	—	4,950,233
Total Assets	159,954,316	147,398,645	472,173,803	781,563,511	592,056,904
LIABILITIES:

Due to foreign custodian	—	—	—	866,534	2,589,000

Payables:					—

Collateral for securities on loan (Note 2)	10,772,000	9,878,000	33,827,000	6,564,000	15,491,000

Investment securities purchased	—	—	533,982	—	3,227,136

Advisory fees (Note 3)	68,077	62,670	199,482	350,371	263,289

Service fees (Note 2)	522	479	1,519	2,467	1,864

Unrealized depreciation on foreign currency contracts	—	—	—	1,040	439
Total Liabilities	10,840,599	9,941,149	34,561,983	7,784,412	21,572,728
NET ASSETS	$149,113,717	$137,457,496	$437,611,820	$773,779,099	$570,484,176
NET ASSETS:

Paid-in capital	$289,112,878	$210,211,190	$632,720,466	$693,550,123	$480,060,225

Undistributed net investment income	309,406	270,982	1,389,035	1,876,250	358,186

Accumulated net realized loss on investments and foreign currency related transactions	(148,683,968)	(72,775,265)	(223,929,042)	(21,062,318)	(4,839,817)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	8,375,401	(249,411)	27,431,361	99,415,044	94,905,582
NET ASSETS	$149,113,717	$137,457,496	$437,611,820	$773,779,099	$570,484,176
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,450,000	2,800,000	9,200,000	14,000,000	11,400,000
Net asset value per share	$43.22	$49.09	$47.57	$55.27	$50.04
[1]	Market value of securities on loan were as follows: $10,253,531, $9,380,861, $31,849,009, $6,244,744 and $14,830,413, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	107

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

	WisdomTree Middle East Dividend Fund	WisdomTree International Hedged Equity Fund	WisdomTree International Basic Materials Sector Fund	WisdomTree International Energy Sector Fund	WisdomTree International Utilities Sector Fund
ASSETS:

Investments, at cost	$14,005,179	$19,147,883	$40,553,344	$63,091,847	$52,324,501

Investment in affiliate, at cost	—	58,531	2,016	128,412	88,412

Foreign currency, at cost	3,796	36,204	127,458	69,079	15,496
Investment in securities, at value (including securities on loan) (Note 2)[1]	15,826,019	20,410,877	40,225,053	62,286,581	38,385,818

Investment in affiliate, at value	—	65,897	2,305	127,509	99,078

Foreign currency, at value	3,831	36,741	127,507	69,731	15,637

Receivables:

Investment securities sold	—	961,201	—	—	—

Unrealized appreciation on foreign currency contracts	—	2,360	—	186	—

Dividends and interest	16,737	59,433	98,942	39,996	84,039

Foreign tax reclaims	—	12,652	34,099	16,484	17,687
Total Assets	15,846,587	21,549,161	40,487,906	62,540,487	38,602,259
LIABILITIES:

Due to foreign custodian	962	—	—	—	—

Payables:

Investment securities purchased	—	2,457	—	—	54,506

Collateral for securities on loan (Note 2)	—	270,000	246,000	296,000	1,534,000

Advisory fees (Note 3)	8,516	7,852	18,245	28,271	17,637

Service fees (Note 2)	2,560	73	139	215	134

Other fees	—	1,664	—	—	—

Unrealized depreciation on foreign currency contracts	—	1,025,329	—	—	—
Total Liabilities	12,038	1,307,375	264,384	324,486	1,606,277
NET ASSETS	$15,834,549	$20,241,786	$40,223,522	$62,216,001	$36,995,982
NET ASSETS:

Paid-in capital	$22,754,297	$20,535,218	$58,181,692	$77,209,543	$62,291,311

Undistributed (Distributions in excess of ) net investment income	(16,805)	31,100	78,840	171,992	70,315

Accumulated net realized loss on investments and foreign currency related transactions	(8,730,549)	(1,597,504)	(17,712,741)	(14,362,660)	(11,437,742)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,827,606	1,272,972	(324,269)	(802,874)	(13,927,902)
NET ASSETS	$15,834,549	$20,241,786	$40,223,522	$62,216,001	$36,995,982
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,000,000	450,002	1,450,000	2,600,000	1,850,000
Net asset value per share	$15.83	$44.98	$27.74	$23.93	$20.00
[1]	Market value of securities on loan were as follows: $0, $256,887, $234,422, $281,623 and $1,456,038, respectively (Note 2).

See Notes to Financial Statements.

108	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree International Dividend and Sector Funds

September 30, 2010

WisdomTree International Real Estate Fund
ASSETS:

Investments, at cost	$105,687,137

Foreign currency, at cost	100,407
Investment in securities, at value (including securities on loan) (Note 2)[1]	110,175,953

Foreign currency, at value	101,160

Receivables:

Unrealized appreciation on foreign currency contracts	8

Dividends and interest	356,403

Foreign tax reclaims	51,101
Total Assets	110,684,625
LIABILITIES:

Payables:

Investment securities purchased	738

Collateral for securities on loan (Note 2)	3,044,000

Advisory fees (Note 3)	46,510

Service fees (Note 2)	354

Unrealized depreciation on foreign currency contracts	87
Total Liabilities	3,091,689
NET ASSETS	$107,592,936
NET ASSETS:

Paid-in capital	$157,729,966

Undistributed net investment income	(4,746,725)

Accumulated net realized loss on investments and foreign currency related transactions	(49,881,737)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,491,432
NET ASSETS	$107,592,936
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,750,000
Net asset value per share	$28.69
[1]	Market value of securities on loan were $2,895,116 (Note 2).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	109

Statements of Operations (unaudited)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2010

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$10,117,562	$3,815,954	$1,251,494	$619,039	$971,880

Dividends from affiliate	13,291	3,733	11,548	3,643	712

Interest	75	27	8	4	17

Securities lending income (Note 2)	323,224	153,448	28,779	16,918	6,951
Total investment income	10,454,152	3,973,162	1,291,829	639,604	979,560
EXPENSES:

Advisory fees (Note 3)	960,616	352,188	134,399	76,489	202,165

Service fees (Note 2)	8,805	2,672	1,019	580	1,853
Total expenses	969,421	354,860	135,418	77,069	204,018
Expense reimbursements/waivers (Note 3)	(3,239)	(1,289)	(787)	(433)	(156)
Net expenses	966,182	353,571	134,631	76,636	203,862
Net investment income	9,487,970	3,619,591	1,157,198	562,968	775,698
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(10,049,005)	(8,123,453)	(909,598)	(2,252,910)	(7,190,852)

Investment transactions from affiliates	(41,709)	(55,116)	(16,370)	(10,621)	(6,010)

In-kind redemptions	(1,193,019)	(65,555)	—	516,770	904,545

In-kind redemptions from affiliates	5,198	(6,367)	—	1,062	(134)

Foreign currency related transactions	(16,613)	(63,222)	14,359	4,876	(10,133,263)
Net realized loss	(11,295,148)	(8,313,713)	(911,609)	(1,740,823)	(16,425,714)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	3,001,505	1,977,732	744,405	2,386,860	1,154,611

Translation of assets and liabilities denominated in foreign currencies	44,078	11,248	3,554	3,125	8,838
Net change in unrealized appreciation	3,045,583	1,988,980	747,959	2,389,985	1,163,449
Net realized and unrealized gain (loss) on investments	(8,249,565)	(6,324,733)	(163,650)	649,162	(15,262,265)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,238,405	$(2,705,142)	$993,548	$1,212,130	$(14,486,567)
[1]	Net of foreign withholding tax of $1,090,713, $426,669, $118,414, $69,456 and $73,162, respectively.

See Notes to Financial Statements.

110	WisdomTree International Dividend and Sector Funds

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2010

	WisdomTree World ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree International LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$475,146	$1,288,722	$2,132,461	$2,220,861	$3,479,754

Dividends from affiliate	9,876	1,426	2,940	13,009	10,166

Interest	3	16	12	—	26

Securities lending income (Note 2)	6,111	36,738	5,492	14,989	124,025
Total investment income	491,136	1,326,902	2,140,905	2,248,859	3,613,971
EXPENSES:

Advisory fees (Note 3)	79,589	438,512	195,416	233,275	322,432

Service fees (Note 2)	604	3,327	1,791	1,770	2,956
Total expenses	80,193	441,839	197,207	235,045	325,388
Expense reimbursements/waivers (Note 3)	(2,036)	(973)	(471)	(1,132)	(930)
Net expenses	78,157	440,866	196,736	233,913	324,458
Net investment income	412,979	886,036	1,944,169	2,014,946	3,289,513
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	43,793	(3,408,501)	(2,041,952)	(2,898,793)	(8,649,417)

Investment transactions from affiliate	(2,351)	(13,775)	35,673	(17,068)	(50)

In-kind redemptions	—	2,593,241	820,487	3,337,260	632,619

In-kind redemptions from affiliates	—	(5,279)	290	(4,011)	(856)

Foreign currency related transactions	(3,516)	83,111	10,168	32,315	(2,391)
Net realized gain (loss) from:	37,926	(751,203)	(1,175,334)	449,703	(8,020,095)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	985,068	(4,033,898)	2,803,806	(3,680,972)	2,784,251

Translation of assets and liabilities denominated in foreign currencies	5,132	23,609	14,988	16,970	11,672
Net change in unrealized appreciation (depreciation)	990,200	(4,010,289)	2,818,794	(3,664,002)	2,795,923
Net realized and unrealized gain (loss) on investments	1,028,126	(4,761,492)	1,643,460	(3,214,299)	(5,224,172)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,441,105	$(3,875,456)	$3,587,629	$(1,199,353)	$(1,934,659)
[1]	Net of foreign withholding tax of $36,928, $97,004, $51,811, $61,182 and $393,712, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	111

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2010

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$4,842,344	$3,134,611	$8,543,692	$18,565,424	$9,899,717

Dividends from affiliate	16,171	12,820	16,387	37,993	36,523

Interest	36	21	62	101	109

Securities lending income (Note 2)	174,801	111,958	228,496	32,498	57,515
Total investment income	5,033,352	3,259,410	8,788,637	18,636,016	9,993,864
EXPENSES:

Advisory fees (Note 3)	418,840	380,090	1,192,761	1,790,444	1,300,856

Service fees (Note 2)	3,177	2,883	9,048	12,505	9,085
Total expenses	422,017	382,973	1,201,809	1,802,949	1,309,941
Expense reimbursements/waivers (Note 3)	(2,245)	(1,658)	(2,759)	(6,560)	(14,214)
Net expenses	419,772	381,315	1,199,050	1,796,389	1,295,727
Net investment income	4,613,580	2,878,095	7,589,587	16,839,627	8,698,137
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(500,360)	(10,487,022)	(8,917,199)	117,480	(2,903,902)

Investment transactions from affiliate	(50,443)	(50,031)	(140,878)	123,905	19,507,523

In-kind redemptions	990,134	923,457	890,173	25,086,356	25,918

In-kind redemptions from affiliates	(7,715)	(3,411)	(175)	498	(60,894)

Foreign currency related transactions	(98,798)	(20,521)	124,113	98,649	59,991
Net realized gain (loss)	332,818	(9,637,528)	(8,043,966)	25,426,888	16,628,636
Net change in unrealized appreciation (depreciation) from:
Investment transactions	(593,920)	9,969,734	13,741,771	13,316,525	39,733,207
Translation of assets and liabilities denominated in foreign currencies	5,149	14,159	54,379	63,878	10,505
Net change in unrealized appreciation (depreciation)	(588,771)	9,983,893	13,796,150	13,380,403	39,743,712
Net realized and unrealized gain (loss) on investments	(255,953)	346,365	5,752,184	38,807,291	56,372,348
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,357,627	$3,224,460	$13,341,771	$55,646,918	$65,070,485
[1]	Net of foreign withholding tax of $552,793, $351,732, $610,456, $2,564,006, and $1,725,125, respectively.

See Notes to Financial Statements.

112	WisdomTree International Dividend and Sector Funds

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2010

	WisdomTree Middle East Dividend Fund	WisdomTree International Hedged Equity Fund	WisdomTree International Basic Materials Sector Fund	WisdomTree International Energy Sector Fund	WisdomTree International Utilities Sector Fund
INVESTMENT INCOME:

Dividends[1]	$395,863	$356,709	$677,764	$1,268,112	$1,201,682

Dividends from affiliate	—	3,359	850	559	2,862

Interest	2	3	3	7	5

Securities lending income (Note 2)	—	1,922	26,680	36,591	60,932
Total investment income	395,865	361,993	705,297	1,305,269	1,265,481
EXPENSES:

Advisory fees (Note 3)	49,483	34,541	115,482	154,527	115,354

Service fees (Note 2)	14,836	317	876	1,172	875

Professional fees	21	—	—	—	—

Custody/accounting	7	—	—	—	—

Directors	4	—	—	—	—

Insurance	2	—	—	—	—

Printing	1	—	—	—	—

IOPV fees[2]	1	—	—	—	—

Other	2	7,196	—	—	—
Total expenses	64,357	42,054	116,358	155,699	116,229
Expense reimbursements/waivers (Note 3)	—	(235)	(374)	(405)	(342)
Net expenses	64,357	41,819	115,984	155,294	115,887
Net investment income	331,508	320,174	589,313	1,149,975	1,149,594
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(438,236)	(474,211)	(4,308,143)	(7,078,899)	(2,497,087)

Investment transactions from affiliates	—	19,758	(6,630)	(3,341)	(32,297)

In-kind redemptions	—	—	946,039	—	(719,883)

In-kind redemptions from affiliates	—	—	(900)	—	597

Foreign currency related transactions	(7,127)	(934,784)	(19,205)	(46,441)	10,805
Net realized loss	(445,363)	(1,389,237)	(3,388,839)	(7,128,681)	(3,237,865)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	674,381	955,963	672,171	6,401,088	(524,148)

Translation of assets and liabilities denominated in foreign currencies	(9,876)	2,506	4,843	3,559	191
Net change in unrealized appreciation (depreciation)	664,505	958,469	677,014	6,404,647	(523,957)
Net realized and unrealized gain (loss) on investments	219,142	(430,768)	(2,711,825)	(724,034)	(3,761,822)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$550,650	$(110,594)	$(2,122,512)	$425,941	$(2,612,228)
[1]	Net of foreign withholding tax of $28,439, $40,563, $76,383, $155,895 and $144,446, respectively.

[2]	IOPV Fees – Indicative Optimized Portfolio Value – is the real time estimation of net asset value of Fund.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	113

Statements of Operations (unaudited) (concluded)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2010

WisdomTree International Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$2,177,989

Dividends from affiliate	7,234

Interest	12

Securities lending income (Note 2)	49,494
Total investment income	2,234,729
EXPENSES:

Advisory fees (Note 3)	242,222

Service fees (Note 2)	1,838
Total expenses	244,060
Expense reimbursements/waivers (Note 3)	(564)
Net expenses	243,496
Net investment income	1,991,233
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(8,008,056)

Investment transactions from affiliates	(56,164)

In-kind redemptions	234,562

In-kind redemptions from affiliates	496

Foreign currency related transactions	(19,245)
Net realized loss	(7,848,407)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	15,396,531

Translation of assets and liabilities denominated in foreign currencies	9,493
Net change in unrealized appreciation	15,406,024
Net realized and unrealized gain on investments	7,557,617
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,548,850
[1]	Net of foreign withholding tax of $184,922.

See Notes to Financial Statements.

114	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets

WisdomTree International Dividend and Sector Funds

	WisdomTree DEFA Fund		WisdomTree DEFA Equity Income Fund		WisdomTree Global Equity Income Fund
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$9,487,970	$18,404,047	$3,619,591	$5,518,869	$1,157,198	$1,816,059

Net realized loss on investments and foreign currency related transactions	(11,295,148)	(89,192,890)	(8,313,713)	(21,985,320)	(911,609)	(6,471,825)

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,045,583	215,788,432	1,988,980	65,312,283	747,959	16,609,172
Net increase (decrease) in net assets resulting from operations	1,238,405	144,999,589	(2,705,142)	48,845,832	993,548	11,953,406
DIVIDENDS:

Net investment income	(9,851,159)	(19,292,972)	(3,672,649)	(5,586,535)	(1,138,127)	(1,835,881)
Total dividends	(9,851,159)	(19,292,972)	(3,672,649)	(5,586,535)	(1,138,127)	(1,835,881)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,322,477	448,192,327	—	37,579,579	12,308,065	53,291,535

Cost of shares redeemed	(24,677,653)	(440,378,667)	(16,542,512)	(26,664,294)	—	(39,154,020)
Net increase (decrease) in net assets resulting from capital share transactions	(15,355,176)	7,813,660	(16,542,512)	10,915,285	12,308,065	14,137,515
Net Increase (Decrease) in Net Assets	(23,967,930)	133,520,277	(22,920,303)	54,174,582	12,163,486	24,255,040
NET ASSETS:

Beginning of period	$435,905,604	$302,385,327	$142,297,498	$88,122,916	$43,041,785	$18,786,745

End of period	$411,937,674	$435,905,604	$119,377,195	$142,297,498	$55,205,271	$43,041,785
Undistributed net investment income included in net assets at end of period	$766,305	$1,129,494	$207,559	$260,617	$81,954	$62,883
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	9,450,000	9,450,000	3,400,000	3,100,000	1,050,000	700,000

Shares created	200,000	9,950,000	—	950,000	300,000	1,350,000

Shares redeemed	(600,000)	(9,950,000)	(450,000)	(650,000)	—	(1,000,000)
Shares outstanding, end of period	9,050,000	9,450,000	2,950,000	3,400,000	1,350,000	1,050,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	115

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Europe SmallCap Dividend Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree World ex-U.S. Growth Fund
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$562,968	$721,740	$775,698	$1,081,495	$412,979	$546,446

Net realized gain (loss) on investments and foreign currency related transactions	(1,740,823)	(7,165,311)	(16,425,714)	838,495	37,926	(6,243,129)

Net change in unrealized appreciation investments and translation of assets and liabilities denominated in foreign currencies	2,389,985	15,921,443	1,163,449	9,618,683	990,200	13,424,864
Net increase (decrease) in net assets resulting from operations	1,212,130	9,477,872	(14,486,567)	11,538,673	1,441,105	7,728,181
DIVIDENDS:

Net investment income	(606,522)	(776,003)	(434,468)	(934,315)	(399,756)	(859,811)
Total dividends	(606,522)	(776,003)	(434,468)	(934,315)	(399,756)	(859,811)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	11,402,548	69,765,464	101,037,653	4,977,146	4,767,425

Cost of shares redeemed	(3,415,158)	(3,476,359)	(23,678,868)	(76,103,751)	—	(8,075,928)
Net increase (decrease) in net assets resulting from capital share transactions	(3,415,158)	7,926,189	46,086,596	24,933,902	4,977,146	(3,308,503)
Net Increase (Decrease) in Net Assets	(2,809,550)	16,628,058	31,165,561	35,538,260	6,018,495	3,559,867
NET ASSETS:

Beginning of period	$30,094,664	$13,466,606	$54,750,713	$19,212,453	$24,805,189	$21,245,322

End of period	$27,285,114	$30,094,664	$85,916,274	$54,750,713	$30,823,684	$24,805,189
Undistributed net investment income included in net assets at end of period	$39,115	$82,669	$764,702	$423,472	$50,175	$36,952
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	600,000	1,300,000	600,000	500,000	600,000

Shares created	—	300,000	1,750,000	2,600,000	100,000	100,000

Shares redeemed	(100,000)	(100,000)	(650,000)	(1,900,000)	—	(200,000)
Shares outstanding, end of period	700,000	800,000	2,400,000	1,300,000	600,000	500,000

See Notes to Financial Statements.

116	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Pacific ex-Japan Total Dividend Fund		WisdomTree Pacific ex-Japan Equity Income fund
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$886,036	$1,939,895	$1,944,169	$3,342,344	$2,014,946	$3,509,139

Net realized gain (loss) on investments and foreign currency related transactions	(751,203)	(8,030,183)	(1,175,334)	4,697,421	449,703	1,991,773

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(4,010,289)	28,637,167	2,818,794	34,487,260	(3,664,002)	26,162,337
Net increase (decrease) in net assets resulting from operations	(3,875,456)	22,546,879	3,587,629	42,527,025	(1,199,353)	31,663,249
DIVIDENDS:

Net investment income	(1,315,692)	(1,520,747)	(1,936,696)	(3,574,407)	(2,037,659)	(3,645,372)
Total dividends	(1,315,692)	(1,520,747)	(1,936,696)	(3,574,407)	(2,037,659)	(3,645,372)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	10,552,107	89,835,686	—	79,698,811	—	132,484,504

Cost of shares redeemed	(37,921,256)	(19,090,019)	(5,642,106)	(66,704,221)	(40,285,077)	(64,722,763)
Net increase (decrease) in net assets resulting from capital share transactions	(27,369,149)	70,745,667	(5,642,106)	12,994,590	(40,285,077)	67,761,741
Net Increase (Decrease) in Net Assets	(32,560,297)	91,771,799	(3,991,173)	51,947,208	(43,522,089)	95,779,618
NET ASSETS:

Beginning of period	$157,849,911	$66,078,112	$89,033,298	$37,086,090	$117,338,606	$21,558,988

End of period	$125,289,614	$157,849,911	$85,042,125	$89,033,298	$73,816,517	$117,338,606
Undistributed net investment income included in net assets at end of period	$841,610	$1,271,266	$58,252	$50,779	$96,180	$118,893
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,800,000	2,100,000	1,450,000	1,000,000	2,050,000	700,000

Shares created	250,000	2,200,000	—	1,600,000	—	2,850,000

Shares redeemed	(950,000)	(500,000)	(100,000)	(1,150,000)	(750,000)	(1,500,000)
Shares outstanding, end of period	3,100,000	3,800,000	1,350,000	1,450,000	1,300,000	2,050,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	117

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund		WisdomTree International MidCap Dividend Fund
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,289,513	$4,179,108	$4,613,580	$5,427,797	$2,878,095	$3,506,647

Net realized gain (loss) on investments and foreign currency related transactions	(8,020,095)	(11,590,370)	332,818	(62,895,295)	(9,637,528)	(30,859,709)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,795,923	43,894,833	(588,771)	111,506,461	9,983,893	75,758,486
Net increase (decrease) in net assets resulting from operations	(1,934,659)	36,483,571	4,357,627	54,038,963	3,224,460	48,405,424
DIVIDENDS:

Net investment income	(3,364,931)	(4,322,343)	(4,575,528)	(5,343,066)	(3,186,680)	(3,633,344)
Total dividends	(3,364,931)	(4,322,343)	(4,575,528)	(5,343,066)	(3,186,680)	(3,633,344)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	6,582,758	51,077,680	—	31,436,210	—	24,227,874

Cost of shares redeemed	(9,946,346)	(12,543,062)	(15,005,914)	(21,099,564)	(8,649,226)	(11,264,602)
Net increase (decrease) in net assets resulting from capital share transactions	(3,363,588)	38,534,618	(15,005,914)	10,336,646	(8,649,226)	12,963,272
Net Increase (Decrease) in Net Assets	(8,663,178)	70,695,846	(15,223,815)	59,032,543	(8,611,446)	57,735,352
NET ASSETS:

Beginning of period	$149,624,290	$78,928,444	$164,337,532	$105,304,989	$146,068,942	$88,333,590

End of period	$140,961,112	$149,624,290	$149,113,717	$164,337,532	$137,457,496	$146,068,942
Undistributed net investment income included in net assets at end of period	$243,154	$318,572	$309,406	$271,354	$270,982	$579,567
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,300,000	2,500,000	3,850,000	3,700,000	3,000,000	2,800,000

Shares created	150,000	1,100,000	—	750,000	—	500,000

Shares redeemed	(250,000)	(300,000)	(400,000)	(600,000)	(200,000)	(300,000)
Shares outstanding, end of period	3,200,000	3,300,000	3,450,000	3,850,000	2,800,000	3,000,000

See Notes to Financial Statements.

118	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International SmallCap Dividend Fund		WisdomTree Emerging Markets Equity Income Fund		WisdomTree Emerging Markets SmallCap Dividend Fund
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,589,587	$10,654,646	$16,839,627	$11,661,187	$8,698,137	$5,004,649

Net realized gain (loss) on investments and foreign currency related transactions	(8,043,966)	(85,788,287)	25,426,888	(24,675,941)	16,628,636	(7,141,320)

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	13,796,150	240,518,843	13,380,403	171,241,014	39,743,712	81,778,689
Net increase in net assets resulting from operations	13,341,771	165,385,202	55,646,918	158,226,260	65,070,485	79,642,018
DIVIDENDS:

Net investment income	(8,402,176)	(10,659,948)	(16,666,037)	(11,953,872)	(9,709,300)	(5,378,463)
Total dividends	(8,402,176)	(10,659,948)	(16,666,037)	(11,953,872)	(9,709,300)	(5,378,463)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,115,479	53,490,158	304,759,389	236,686,308	253,091,271	239,409,467

Cost of shares redeemed	(4,313,475)	(22,651,964)	(110,950,764)	(19,323,942)	(80,722,695)	(22,624,786)
Net increase in net assets resulting from capital share transactions	2,802,004	30,838,194	193,808,625	217,362,366	172,368,576	216,784,681
Net Increase in Net Assets	7,741,599	185,563,448	232,789,506	363,634,754	227,729,761	291,048,236
NET ASSETS:

Beginning of period	$429,870,221	$244,306,773	$540,989,593	$177,354,839	$342,754,415	$51,706,179

End of period	$437,611,820	$429,870,221	$773,779,099	$540,989,593	$570,484,176	$342,754,415
Undistributed net investment income included in net assets at end of period	$1,389,035	$2,201,624	$1,876,250	$1,702,660	$358,186	$1,369,349
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	9,150,000	8,400,000	10,400,000	5,700,000	7,700,000	2,100,000

Shares created	150,000	1,250,000	5,900,000	5,200,000	5,600,000	6,300,000

Shares redeemed	(100,000)	(500,000)	(2,300,000)	(500,000)	(1,900,000)	(700,000)
Shares outstanding, end of period	9,200,000	9,150,000	14,000,000	10,400,000	11,400,000	7,700,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	119

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Middle East Dividend Fund		WisdomTree International Hedged Equity Fund		WisdomTree International Basic Materials Sector Fund
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Period December 31, 2009* through March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$331,508	$362,869	$320,174	$38,774	$589,313	$774,008

Net realized loss on investments and foreign currency related transactions	(445,363)	(5,294,529)	(1,389,237)	(55,698)	(3,388,839)	(3,919,033)

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	664,505	7,731,301	958,469	314,503	677,014	23,822,206
Net increase (decrease) in net assets resulting from operations	550,650	2,799,641	(110,594)	297,579	(2,122,512)	20,677,181
DIVIDENDS:

Net investment income	(424,120)	(431,581)	(454,603)	(25,814)	(627,807)	(670,355)
Total dividends	(424,120)	(431,581)	(454,603)	(25,814)	(627,807)	(670,355)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,192,748	7,047,766	11,261,965	9,273,253	—	10,926,459

Cost of shares redeemed	—	(4,179,148)	—	—	(6,163,459)	(4,255,513)
Net increase (decrease) in net assets resulting from capital share transactions	3,192,748	2,868,618	11,261,965	9,273,253	(6,163,459)	6,670,946
Net Increase (Decrease) in Net Assets	3,319,278	5,236,678	10,696,768	9,545,018	(8,913,778)	26,677,772
NET ASSETS:

Beginning of period	$12,515,271	$7,278,593	$9,545,018	$—	$49,137,300	$22,459,528

End of period	$15,834,549	$12,515,271	$20,241,786	$9,545,018	$40,223,522	$49,137,300
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(16,805)	$75,807	$31,100	$165,529	$78,840	$117,334
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	600,004	200,002	—	1,700,000	1,400,000

Shares created	200,000	500,000	250,000	200,002	—	450,000

Shares redeemed	—	(300,004)	—	—	(250,000)	(150,000)
Shares outstanding, end of period	1,000,000	800,000	450,002	200,002	1,450,000	1,700,000
*	Commencement of investment operations.

See Notes to Financial Statements.

120	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend and Sector Funds

	WisdomTree International Energy Sector Fund		WisdomTree International Utilities Sector Fund		WisdomTree International Real Estate Fund
	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,149,975	$1,232,979	$1,149,594	$1,529,724	$1,991,233	$2,647,915

Net realized loss on investments and foreign currency related transactions	(7,128,681)	(3,296,966)	(3,237,865)	(8,527,942)	(7,848,407)	(29,156,636)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	6,404,647	10,498,224	(523,957)	12,797,942	15,406,024	55,854,458
Net increase (decrease) in net assets resulting from operations	425,941	8,434,237	(2,612,228)	5,799,724	9,548,850	29,345,737
DIVIDENDS:

Net investment income	(992,738)	(1,249,410)	(1,231,941)	(1,445,458)	(2,365,752)	(7,422,149)
Total dividends	(992,738)	(1,249,410)	(1,231,941)	(1,445,458)	(2,365,752)	(7,422,149)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	17,214,110	17,214,761	—	23,269,335	17,362,874	27,636,033

Cost of shares redeemed	—	(1,163,114)	(8,507,865)	(6,730,720)	(1,228,615)	(5,903,444)
Net increase (decrease) in net assets resulting from capital share transactions	17,214,110	16,051,647	(8,507,865)	16,538,615	16,134,259	21,732,589
Net Increase (Decrease) in Net Assets	16,647,313	23,236,474	(12,352,034)	20,892,881	23,317,357	43,656,177
NET ASSETS:

Beginning of period	$45,568,688	$22,332,214	$49,348,016	$28,455,135	$84,275,579	$40,619,402

End of period	$62,216,001	$45,568,688	$36,995,982	$49,348,016	$107,592,936	$84,275,579
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$171,992	$14,755	$70,315	$152,662	$(4,746,725)	$(4,372,206)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,850,000	1,200,000	2,300,000	1,600,000	3,150,000	2,400,000

Shares created	750,000	700,000	—	1,050,000	650,000	1,050,000

Shares redeemed	—	(50,000)	(450,000)	(350,000)	(50,000)	(300,000)
Shares outstanding, end of period	2,600,000	1,850,000	1,850,000	2,300,000	3,750,000	3,150,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	121

Financial Highlights

WisdomTree International Dividend and Sector Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$46.13	$32.00	$63.02	$64.15	$49.94
Investment operations:
Net investment income[1]	1.02	2.00	1.89	1.70	0.86
Net realized and unrealized gain (loss)	(0.56)	14.24	(31.04)	(1.92)	13.58
Total from investment operations	0.46	16.24	(29.15)	(0.22)	14.44
Dividends and distributions to shareholders:
Net investment income	(1.07)	(2.11)	(1.87)	(0.91)	(0.21)
Capital gains	—	—	—	(0.00)[2]	(0.02)
Total dividends and distributions to shareholders	(1.07)	(2.11)	(1.87)	(0.91)	(0.23)
Net asset value, end of period	$45.52	$46.13	$32.00	$63.02	$64.15

TOTAL RETURN[3]	1.24%	51.43%	(46.61)%	(0.44)%	28.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$411,938	$435,906	$302,385	$425,386	$128,303
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%[4]	0.19%**	0.48%	0.48%	0.48%[4]
Expenses, prior to expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%	0.51%[4]
Net investment income	4.74%[4]	4.63%	4.01%	2.54%	1.97%[4]
Portfolio turnover rate[5]	29%	97%	30%	10%	11%

WisdomTree DEFA Equity Income Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$41.85	$28.43	$60.10	$63.62	$49.77
Investment operations:
Net investment income[2]	1.14	1.56	2.45	2.20	1.19
Net realized and unrealized gain (loss)	(1.31)	13.44	(31.09)	(3.78)	12.94
Total from investment operations	(0.17)	15.00	(28.64)	(1.58)	14.13
Dividends to shareholders:
Net investment income	(1.21)	(1.58)	(3.03)	(1.94)	(0.28)
Total dividends to shareholders	(1.21)	(1.58)	(3.03)	(1.94)	(0.28)
Net asset value, end of period	$40.47	$41.85	$28.43	$60.10	$63.62

TOTAL RETURN[3]	(0.06)%	53.57%	(48.27)%	(2.72)%	28.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$119,377	$142,297	$88,123	$240,408	$184,498
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.61%[4]
Net investment income	5.96%[4]	3.91%	5.27%	3.32%	2.71%[4]
Portfolio turnover rate[5]	33%	36%	40%	16%	19%
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

122	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$40.99	$26.84	$58.90	$63.15	$49.83
Investment operations:
Net investment income[2]	0.96	2.07	2.32	2.16	1.09
Net realized and unrealized gain (loss)	(0.14)	14.28	(31.66)	(4.38)	12.55
Total from investment operations	0.82	16.35	(29.34)	(2.22)	13.64
Dividends and distributions to shareholders:
Net investment income	(0.92)	(2.20)	(2.72)	(2.03)	(0.32)
Capital gains	—	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(0.92)	(2.20)	(2.72)	(2.03)	(0.32)
Net asset value, end of period	$40.89	$40.99	$26.84	$58.90	$63.15

TOTAL RETURN[4]	2.23%	62.13%	(50.56)%	(3.76)%	27.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$55,205	$43,042	$18,787	$47,122	$50,520
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.26%**	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.65%[5]
Net investment income	4.99%[5]	5.49%	5.16%	3.32%	2.44%[5]
Portfolio turnover rate[6]	40%	94%	47%	21%	24%

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$37.62	$22.44	$58.47	$70.15	$50.42
Investment operations:
Net investment income[2]	0.76	0.99	2.50	2.32	1.31
Net realized and unrealized gain (loss)	1.47	15.37	(35.53)	(9.78)	18.89
Total from investment operations	2.23	16.36	(33.03)	(7.46)	20.20
Dividends to shareholders:
Net investment income	(0.87)	(1.18)	(3.00)	(4.22)	(0.47)
Total dividends to shareholders	(0.87)	(1.18)	(3.00)	(4.22)	(0.47)
Net asset value, end of period	$38.98	$37.62	$22.44	$58.47	$70.15

TOTAL RETURN[4]	6.28%	74.18%	(56.75)%	(10.72)%	40.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,285	$30,095	$13,467	$46,778	$147,316
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.62%[5]
Net investment income	4.27%[5]	2.92%	6.03%	3.33%	2.99%[5]
Portfolio turnover rate[6]	46%	55%	63%	22%	47%
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	123

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.12	$32.02	$48.34	$57.00	$50.32
Investment operations:
Net investment income[1]	0.35	0.73	0.57	0.64	0.56
Net realized and unrealized gain (loss)	(6.49)	9.89	(16.09)	(8.82)	6.33
Total from investment operations	(6.14)	10.62	(15.52)	(8.18)	6.89
Dividends to shareholders:
Net investment income	(0.18)	(0.52)	(0.80)	(0.48)	(0.21)
Total dividends to shareholders	(0.18)	(0.52)	(0.80)	(0.48)	(0.21)
Net asset value, end of period	$35.80	$42.12	$32.02	$48.34	$57.00

TOTAL RETURN[2]	(14.58)%	33.33%	(32.36)%	(14.39)%	13.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$85,916	$54,751	$19,212	$29,004	$51,301
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.48%[3]	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements	0.48%[3]	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	1.84%[3]	1.72%	1.38%	1.17%	1.40%[3]
Portfolio turnover rate[4]	31%	13%	11%	1%	6%

WisdomTree World ex-U.S. Growth Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010[5]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$49.61	$35.41	$49.59	$59.42	$50.14
Investment operations:
Net investment income[1]	0.71	1.11	0.75	0.65	1.18
Net realized and unrealized gain (loss)	1.72	14.94	(13.89)	(9.50)	8.44
Total from investment operations	2.43	16.05	(13.14)	(8.85)	9.62
Dividends to shareholders:
Net investment income	(0.67)	(1.85)	(1.04)	(0.98)	(0.34)
Total dividends to shareholders	(0.67)	(1.85)	(1.04)	(0.98)	(0.34)
Net asset value, end of period	$51.37	$49.61	$35.41	$49.59	$59.42

TOTAL RETURN[2]	5.02%	46.04%	(26.84)%	(14.96)%	19.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$30,824	$24,805	$21,245	$29,754	$95,069
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.57%[3,6]	0.58%[6]	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements	0.58%[3]	0.58%	0.58%	0.58%	0.64%[3]
Net investment income	3.01%[3]	2.54%	1.70%	1.18%	3.00%[3]
Portfolio turnover rate[4]	79%	121%	47%	1%	6%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]

This information reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

[6]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that were paid indirectly by the Fund . The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

124	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$41.54	$31.47	$44.29	$52.33	$50.69
Investment operations:
Net investment income[1]	0.24	0.79	0.64	0.69	0.95
Net realized and unrealized gain (loss)	(1.00)	9.96	(12.97)	(8.12)	0.74
Total from investment operations	(0.76)	10.75	(12.33)	(7.43)	1.69
Dividends to shareholders:
Net investment income	(0.36)	(0.68)	(0.49)	(0.61)	(0.05)
Total dividends to shareholders	(0.36)	(0.68)	(0.49)	(0.61)	(0.05)
Net asset value, end of period	$40.42	$41.54	$31.47	$44.29	$52.33

TOTAL RETURN[2]	(1.81)%	34.37%	(27.98)%	(14.23)%	3.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$125,290	$157,850	$66,078	$75,300	$99,419
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%[3]	0.58%	0.58%	0.58%	0.64%[3]
Net investment income	1.17%[3]	2.09%	1.68%	1.44%	2.75%[3]
Portfolio turnover rate[4]	31%	45%	16%	3%	25%

WisdomTree Pacific ex-Japan Total Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$61.40	$37.09	$73.00	$67.57	$49.71
Investment operations:
Net investment income[1]	1.40	1.79	2.86	2.69	1.40
Net realized and unrealized gain (loss)	1.62	24.23	(34.08)	4.61	16.85
Total from investment operations	3.02	26.02	(31.22)	7.30	18.25
Dividends to shareholders:
Net investment income	(1.43)	(1.71)	(4.69)	(1.87)	(0.39)
Capital gains	—	—	—	—	—
Total dividends to shareholders	(1.43)	(1.71)	(4.69)	(1.87)	(0.39)
Net asset value, end of period	$62.99	$61.40	$37.09	$73.00	$67.57

TOTAL RETURN[2]	5.10%	70.97%	(42.77)%	(10.58)%	36.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$85,042	$89,033	$37,086	$146,008	$74,329
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.48%[3]	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements	0.48%[3]	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	4.78%[3]	3.11%	4.76%	3.42%	3.31%[3]
Portfolio turnover rate[4]	20%	18%	31%	12%	21%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	125

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Pacific ex-Japan Equity Income Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$57.24	$30.80	$63.30	$67.08	$49.02
Investment operations:
Net investment income[1]	1.32	2.23	3.00	3.24	2.18
Net realized and unrealized gain (loss)	(0.21)	26.27	(31.22)	(3.40)	16.40
Total from investment operations	1.11	28.50	(28.22)	(0.16)	18.58
Net investment income	(1.57)	(2.06)	(4.28)	(3.48)	(0.52)
Capital gains	—	—	—	(0.14)	—
Total dividends and distributions to shareholders	(1.57)	(2.06)	(4.28)	(3.62)	(0.52)
Net asset value, end of period	$56.78	$57.24	$30.80	$63.30	$67.08

TOTAL RETURN[2]	2.12%	93.79%	(44.42)%	(0.69)%	38.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$73,817	$117,339	$21,559	$56,966	$87,205
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%[3]	0.58%	0.58%	0.58%	0.63%[3]
Net investment income	5.01%[3]	4.25%	6.25%	4.42%	5.11%[3]
Portfolio turnover rate[4]	38%	25%	55%	16%	7%

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$45.34	$31.57	$61.86	$62.55	$49.86
Investment operations:
Net investment income[1]	1.02	1.50	2.11	1.80	0.85
Net realized and unrealized gain (loss)	(1.25)	13.91	(29.98)	(1.11)	12.14
Total from investment operations	(0.23)	15.41	(27.87)	0.69	12.99
Dividends to shareholders:
Net investment income	(1.06)	(1.64)	(2.42)	(1.38)	(0.30)
Capital gains	—	—	—	—	—
Total dividends to shareholders	(1.06)	(1.64)	(2.42)	(1.38)	(0.30)
Net asset value, end of period	$44.05	$45.34	$31.57	$61.86	$62.55

TOTAL RETURN[2]	(0.25)%	49.56%	(45.57)%	0.93%	26.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$140,961	$149,624	$78,928	$154,658	$87,569
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements/waivers	0.48%[3]	0.48%	0.48%	0.48%	0.52%[3]
Net investment income	4.90%[3]	3.54%	4.38%	2.69%	1.99%[3]
Portfolio turnover rate[4]	23%	26%	30%	15%	8%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

126	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.69	$28.46	$64.01	$66.37	$49.77
Investment operations:
Net investment income[2]	1.29	1.50	2.93	2.29	1.03
Net realized and unrealized gain (loss)	0.57	14.24	(34.43)	(2.86)	15.80
Total from investment operations	1.86	15.74	(31.50)	(0.57)	16.83
Dividends and distributions to shareholders:
Net investment income	(1.33)	(1.51)	(4.05)	(1.79)	(0.22)
Capital gains	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.33)	(1.51)	(4.05)	(1.79)	(0.23)
Net asset value, end of period	$43.22	$42.69	$28.46	$64.01	$66.37

TOTAL RETURN[3]	4.73%	56.27%	(49.95)%	(1.05)%	33.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$149,114	$164,338	$105,305	$390,485	$278,743
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.60%[4]
Net investment income	6.39%[4]	3.81%	5.90%	3.28%	2.30%[4]
Portfolio turnover rate[5]	52%	69%	55%	24%	8%

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$48.69	$31.55	$62.60	$67.56	$50.13
Investment operations:
Net investment income[2]	1.00	1.26	1.82	1.92	1.08
Net realized and unrealized gain (loss)	0.54	17.27	(30.64)	(4.95)	16.73
Total from investment operations	1.54	18.53	(28.82)	(3.03)	17.81
Dividends and distributions to shareholders:
Net investment income	(1.14)	(1.39)	(2.23)	(1.81)	(0.38)
Capital gains	—	—	—	(0.12)	—
Total dividends and distributions to shareholders	(1.14)	(1.39)	(2.23)	(1.93)	(0.38)
Net asset value, end of period	$49.09	$48.69	$31.55	$62.60	$67.56

TOTAL RETURN[3]	3.43%	59.59%	(46.43)%	(4.61)%	35.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$137,457	$146,069	$88,334	$219,104	$168,889
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.61%[4]
Net investment income	4.39%[4]	2.88%	3.80%	2.76%	2.53%[4]
Portfolio turnover rate[5]	38%	49%	32%	18%	44%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex—Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	127

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$46.98	$29.08	$61.11	$67.80	$50.35
Investment operations:
Net investment income[1]	0.82	1.20	1.91	1.86	1.43
Net realized and unrealized gain (loss)	0.68	17.91	(31.83)	(7.08)	16.28
Total from investment operations	1.50	19.11	(29.92)	(5.22)	17.71
Dividends and distributions to shareholders:
Net investment income	(0.91)	(1.21)	(2.11)	(1.41)	(0.26)
Capital gains	—	—	—	(0.06)	—
Total dividends and distributions to shareholders	(0.91)	(1.21)	(2.11)	(1.47)	(0.26)
Net asset value, end of period	$47.57	$46.98	$29.08	$61.11	$67.80

TOTAL RETURN[2]	3.39%	66.50%	(49.23)%	(7.79)%	35.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$437,612	$429,870	$244,307	$482,761	$298,315
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%[3]	0.58%	0.58%	0.58%	0.60%[3]
Net investment income	3.69%[3]	2.87%	4.31%	2.71%	3.33%[3]
Portfolio turnover rate[4]	47%	63%	43%	17%	39%

WisdomTree Emerging Markets Equity Income Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period July 13, 2007* through March 31, 2008
Net asset value, beginning of period	$52.02	$31.11	$51.82	$50.68
Investment operations:
Net investment income[1]	1.48	1.48	2.01	1.12
Net realized and unrealized gain (loss)	3.18	21.00	(20.76)	0.51
Total from investment operations	4.66	22.48	(18.75)	1.63
Dividends to shareholders:
Net investment income	(1.41)	(1.57)	(1.96)	(0.49)
Total dividends to shareholders	(1.41)	(1.57)	(1.96)	(0.49)
Net asset value, end of period	$55.27	$52.02	$31.11	$51.82

TOTAL RETURN[2]	9.26%	73.33%	(36.21)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$773,779	$540,990	$177,355	$165,813
Ratio to average net assets of:
Expenses, net of expense waivers	0.63%[3]	0.63%	0.63%	0.63%[3]
Expenses, prior to expense waivers	0.63%[3]	0.63%	0.63%	0.63%[3]
Net investment income	5.93%[3]	3.26%	4.96%	3.18%[3]
Portfolio turnover rate[4]	37%	44%	67%	3%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

128	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period October 30, 2007* through March 31, 2008
Net asset value, beginning of period	$44.51	$24.62	$43.95	$51.50
Investment operations:
Net investment income[1]	0.93	1.02	1.56	0.37
Net realized and unrealized gain (loss)	5.60	20.00	(19.57)	(7.87)
Total from investment operations	6.53	21.02	(18.01)	(7.50)
Dividends to shareholders:
Net investment income	(1.00)	(1.13)	(1.32)	(0.05)
Total dividends to shareholders	(1.00)	(1.13)	(1.32)	(0.05)
Net asset value, end of period	$50.04	$44.51	$24.62	$43.95

TOTAL RETURN[2]	14.96%	86.26%	(40.81)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$570,484	$342,754	$51,706	$52,742
Ratio to average net assets of:
Net expenses	0.63%[3,5]	0.63%[5]	0.63%	0.63%[3]
Expenses, prior to expense reimbursements/waivers	0.63%[3]	0.63%[4]	0.63%	0.63%[3]
Net investment income	4.21%[3]	2.59%	4.98%	1.99%[3]
Portfolio turnover rate[4]	30%	38%	64%	6%

WisdomTree Middle East Dividend Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009
Net asset value, beginning of period	$15.64	$12.13	$24.59
Investment operations:
Net investment income[1]	0.34	0.53	0.32
Net realized and unrealized gain (loss)	0.27	3.68	(12.78)
Total from investment operations	0.61	4.21	(12.46)
Dividends to shareholders:
Net investment income	(0.42)	(0.70)	—
Total dividends to shareholders	(0.42)	(0.70)	—
Net asset value, end of period	$15.83	$15.64	$12.13

TOTAL RETURN[2]	4.25%	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,835	$12,515	$7,279
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.88%[3]	0.88%	0.88%[3]
Expenses, prior to expense reimbursements/waivers	0.88%[3]	1.30%	1.49%[3]
Net investment income	4.56%[3]	3.63%	2.86%[3]
Portfolio turnover rate[4]	35%	96%	26%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that were paid indirectly by the Fund . The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	129

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Equity Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Period December 31, 2009* through March 31,2010
Net asset value, beginning of period	$47.72	$46.92
Investment operations:
Net investment income[2]	0.97	0.29
Net realized and unrealized gain (loss)	(2.30)	0.64
Total from investment operations	(1.33)	0.93
Dividends and distributions to shareholders:
Net investment income	(1.41)	(0.13)
Capital gains	—	— [3]
Total dividends and distributions to shareholders	(1.41)	(0.13)
Net asset value, end of period	$44.98	$47.72

TOTAL RETURN[4]	(2.68)%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,242	$9,545
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.47%**
Expenses, prior to expense reimbursements	0.58%[5]	0.58%[5]
Net investment income	4.45%[5]	2.53%[5]
Portfolio turnover rate[6]	37%	79%

WisdomTree International Basic Materials Sector Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$28.90	$16.04	$35.96	$32.03	$25.46
Investment operations:
Net investment income[2]	0.38	0.47	0.65	0.61	0.25
Net realized and unrealized gain (loss)	(1.11)	12.80	(19.29)	3.58	6.32
Total from investment operations	(0.73)	13.27	(18.64)	4.19	6.57
Dividends and distributions to shareholders:
Net investment income	(0.43)	(0.41)	(1.28)	(0.26)	—
Capital gains	—	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(0.43)	(0.41)	(1.28)	(0.26)	—
Net asset value, end of period	$27.74	$28.90	$16.04	$35.96	$32.03

TOTAL RETURN[4]	(2.37)%	83.44%	(52.10)%	13.09%	25.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$40,224	$49,137	$22,460	$93,507	$6,406
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%	0.88%[5]
Net investment income	2.96%[5]	1.91%	2.21%	1.62%	1.89%[5]
Portfolio turnover rate[6]	29%	25%	53%	11%	0%[7]
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “Fund of Funds.”

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

130	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Energy Sector Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$24.63	$18.61	$31.98	$28.55	$25.44
Investment operations:
Net investment income[2]	0.49	0.80	1.01	0.79	0.22
Net realized and unrealized gain (loss)	(0.79)	6.07	(12.84)	3.18	2.92
Total from investment operations	(0.30)	6.87	(11.83)	3.97	3.14
Dividends and distributions to shareholders:
Net investment income	(0.40)	(0.85)	(1.54)	(0.53)	(0.03)
Capital gains	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.40)	(0.85)	(1.54)	(0.54)	(0.03)
Net asset value, end of period	$23.93	$24.63	$18.61	$31.98	$28.55

TOTAL RETURN[4]	(1.06)%	37.29%	(37.05)%	13.84%	12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$62,216	$45,569	$22,332	$57,562	$22,840
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%	0.69%[5]
Net investment income	4.32%[5]	3.36%	3.49%	2.43%	1.82%[5]
Portfolio turnover rate[6]	30%	16%	38%	13%	1%

WisdomTree International Utilities Sector Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$21.46	$17.78	$32.73	$29.71	$24.96
Investment operations:
Net investment income[2]	0.56	0.87	1.25	0.55	0.18
Net realized and unrealized gain (loss)	(1.37)	3.77	(14.74)	2.75	4.61
Total from investment operations	(0.81)	4.64	(13.49)	3.30	4.79
Dividends and distributions to shareholders:
Net investment income	(0.65)	(0.96)	(1.46)	(0.28)	(0.04)
Capital gains	—	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(0.65)	(0.96)	(1.46)	(0.28)	(0.04)
Net asset value, end of period	$20.00	$21.46	$17.78	$32.73	$29.71

TOTAL RETURN[4]	(3.50)%	26.42%	(42.00)%	11.05%	19.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,996	$49,348	$28,455	$78,561	$23,768
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%	0.68%[5]
Net investment income	5.78%[5]	4.17%	4.53%	1.62%	1.38%[5]
Portfolio turnover rate[6]	16%	17%	50%	13%	1%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	131

Financial Highlights (concluded)

WisdomTree International Dividend and Sector Funds

September 30, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Real Estate Fund	For the Six Months Ended September 30, 2010 (unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period June 5, 2007[1] through March 31, 2008
Net asset value, beginning of period	$26.75	$16.92	$41.84	$51.89
Investment operations:
Net investment income[2]	0.61	0.96	1.35	1.22
Net realized and unrealized gain (loss)	2.06	11.39	(25.46)	(9.32)
Total from investment operations	2.67	12.35	(24.11)	(8.10)
Dividends to shareholders:
Net investment income	(0.73)	(2.52)	(0.81)	(1.95)
Capital gains	—	—	—	—
Total dividends to shareholders	(0.73)	(2.52)	(0.81)	(1.95)
Net asset value, end of period	$28.69	$26.75	$16.92	$41.84

TOTAL RETURN[3]	10.37%	74.20%	(57.85)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$107,593	$84,276	$40,619	$112,962
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	—	—	—
Net investment income	4.77%[4]	3.76%	4.55%	3.17%[4]
Portfolio turnover rate[5]	19%	19%	35%	15%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

132	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited)

September 30, 2010

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2010, the Trust offered 44 investment funds (each a “Fund,” collectively, the “Funds”). The Funds described herein, commenced operations on June 16, 2006, except as follows: the WisdomTree International Basic Materials Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Utilities Sector Fund commenced operations on October 13, 2006 and the WisdomTree International Real Estate Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund and WisdomTree International Hedged Equity Fund commenced operations on June 5, 2007, July 13, 2007, October 30, 2007, July 16, 2008 and December 31, 2009, respectively.

These financial statements relate only to the WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”), WisdomTree Global Equity Income Fund, formerly WisdomTree Europe Equity Income Fund (“Global Equity Income Fund”), WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Hedged Equity Fund, formerly WisdomTree Japan Total Dividend Fund (“Japan Hedged Equity Fund”), WisdomTree World ex-U.S. Growth Fund, formerly WisdomTree Japan Equity Income Fund (“World ex-U.S. Growth Fund”), WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan Equity Income Fund (“Pacific ex-Japan Equity Income Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend ex-Financials Fund, formerly WisdomTree International Dividend Top 100 Fund (“International Dividend ex-Financials Fund”), WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”), WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”) and WisdomTree International Real Estate Fund (“International Real Estate Fund”), together the “International Dividend and Sector Funds.”

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices.

WisdomTree International Dividend and Sector Funds	133

Notes to Financial Statements (unaudited) (continued)

Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued”. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ form quoted or published prices for the same securities. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units which are typically in blocks of 50,000 shares or more. Fund shares purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds which are valued at NAV.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2010 in valuing each Fund’s assets carried at fair value:

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$408,712,572	$55,502	$—
Rights	130,867	—	—
Money Market Fund	—	26,088,321	—
Affiliated Funds	915,797	—	—
Total	409,759,236	26,143,823	—
Other Financial Instruments*	—	371	—
Total - Net	$409,759,236	$26,144,194	$—

134	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$118,403,116	$—	$—
Money Market Fund	—	3,600,236	—
Affiliated Funds	544,096	—	—
Total	$118,947,212	$3,600,236	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$54,553,641	$—	$—
Money Market Fund	—	1,119,089	—
Affiliated Funds	358,668	—	—
Total	54,912,309	1,119,089	—
Other Financial Instruments*	—	12	—
Total - Net	$54,912,309	$1,119,101	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$26,821,660	$—	$—
Rights	107,274	—	—
Money Market Fund	—	189,082	—
Affiliated Funds	256,603	—	—
Total	$27,185,537	$189,082	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$85,371,908	$—	$—
Money Market Fund	—	17,325,096	—
Total	85,371,908	17,325,096	—
Other Financial Instruments*	—	(411,337)	—
Total - Net	$85,371,908	$16,913,759	$—

World ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$29,677,255	$—	$—
Money Market Fund	—	1,634,362	—
Affiliated Funds	955,409	—	—
Total	$30,632,664	$1,634,362	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$123,544,006	$233,110	$—
Money Market Fund	—	11,262,424	—
Affiliated Funds	436,058	—	—
Total	$123,980,064	$11,495,534	$—

WisdomTree International Dividend and Sector Funds	135

Notes to Financial Statements (unaudited) (continued)

Pacific ex-Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$84,351,257	$63,995	$—
Money Market Fund	—	2,129,389	—
Affiliated Funds	15,775	—	—
Total	$84,367,032	$2,193,384	$—

Pacific ex-Japan Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$72,841,398	$157,791	$—
Money Market Fund	—	2,889,271	—
Affiliated Funds	206,946	—	—
Total	$73,048,344	$3,047,062	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$140,010,443	$—	$—
Rights	21,983	—	—
Money Market Fund	—	3,534,056	—
Affiliated Funds	273,363	—	—
Total	$140,305,789	$3,534,056	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$147,001,052	$—	$—
Money Market Fund	—	10,776,462	—
Affiliated Funds	1,446,477	—	—
Total	$148,447,529	$10,776,462	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$135,969,876	$—	$—
Money Market Fund	—	9,893,218	—
Affiliated Funds	536,395	—	—
Total	$136,506,271	$9,893,218	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$432,770,363	$590,050	$—
Rights	689,736	—	—
Money Market Fund	—	33,841,691	—
Affiliated Funds	1,159,523	—	—
Total	$434,619,622	$34,431,741	$—

136	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$766,299,888	$—	$—
Rights	5,568	8,206	—
Warrants		2,147
Money Market Fund	—	6,564,000	—
Affiliated Funds	2,694,116	—	—
Total	768,999,572	6,574,353	—
Other Financial Instruments*	—	(1,040)	—
Total - Net	$768,999,572	$6,573,313	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$560,544,490	$—	$—
Rights	17,223	16,610	—
Warrants	—	2,695
Money Market Fund	—	16,905,475	—
Affiliated Funds	7,025,688	—	—
Total	567,587,401	16,924,780	—
Other Financial Instruments*	—	(242)	—
Total - Net	$567,587,401	$16,924,538	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$15,826,019	$—	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$20,125,761	$2,716	$—
Rights	2,523	—	—
Money Market Fund	—	279,877	—
Affiliated Funds	65,897	—	—
Total	20,194,181	282,593	—
Other Financial Instruments*	—	(1,022,969)	—
Total - Net	$20,194,181	$(740,376)	$—

International Basic Materials Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$39,978,555	$—	$—
Money Market Fund	—	246,498	—
Affiliated Funds	2,305	—	—
Total	$39,980,860	$246,498	$—

International Energy Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$61,973,537	$—	$—
Money Market Fund	—	313,044	—
Affiliated Funds	127,509	—	—
Total	62,101,046	313,044	—
Other Financial Instruments*	—	186	—
Total - Net	$62,101,046	$313,230	$—

WisdomTree International Dividend and Sector Funds	137

Notes to Financial Statements (unaudited) (continued)

International Utilities Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$36,772,181	$60,229	$—
Money Market Fund	—	1,553,408	—
Affiliated Funds	99,078	—	—
Total	$36,871,259	$1,613,637	$—

International Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$107,079,023	$—	$—
Rights	1,961	—	—
Money Market Fund	—	3,094,969	—
Total	107,080,984	3,094,969	—
Other Financial Instruments*	—	(79)	—
Total - Net	$107,080,984	$3,094,890	$—
*	Other financial instruments include foreign forward currency contracts. The fair value of these contracts is represented by net unrealized appreciation or depreciation in this table.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

International MidCap Dividend Fund	Common Stocks
Balance as of April 1, 2010	$1,562
Realized gain (loss)	1,959
Change in unrealized appreciation (depreciation)	(497)
Net purchases (sales)	(3,024)
Transfers in/or out of Level 3	—
Balance as of September 30, 2010	$—

International Basic Materials Sector Fund	Common Stocks
Balance as of April 1, 2010	$1,203
Realized gain (loss)	1,563
Change in unrealized appreciation (depreciation)	(438)
Net purchases (sales)	(2,328)
Transfers in and/or out of Level 3	—
Balance as of September 30, 2010	$—

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, have been adopted by the Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred at September 30, 2010. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU 2010-06 may have on the Funds’ financial statement disclosures.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds that have invested in derivatives, specifically forward currency contracts for the six months ended September 30, 2010 which are detailed in the forward currency contract table. The volume of derivatives that is presented is consistent with the derivative activity during the six months ended September 30, 2010. The Funds’ management is not aware of any credit-risk contingent feature on forward foreign currency contracts held by the Funds.

138	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

The Funds listed below have invested in derivatives, specifically forward currency contracts as described on pages 140 to 142, for the period ended September 30, 2010. The forward contracts are subject to credit risk. Credit risk is where the financial condition of an issuer of a money market security may cause it to default or become unable to pay interest or principal due on the security, therefore, the counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statements of Operations are presented in the summary below.

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
DEFA Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$371	Unrealized depreciation on forward foreign currency contracts	$—
Global Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	61	Unrealized depreciation on forward foreign currency contracts	49
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	76,552	Unrealized depreciation on forward foreign currency contracts	487,889
Emerging Markets Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	1,040
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	197	Unrealized depreciation on forward foreign currency contracts	439
International Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,360	Unrealized depreciation on forward foreign currency contracts	1,025,329
International Energy Sector Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	186	Unrealized depreciation on forward foreign currency contracts	—
International Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	8	Unrealized depreciation on forward foreign currency contracts	87

Derivatives not designated as hedging instruments, carried at fair value	Derivative Instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
DEFA Fund	Forward Foreign Currency Contracts	$(16,613)	$44,078
Global Equity Income Fund	Forward Foreign Currency Contracts	14,359	3,554
Japan Hedged Equity Fund	Forward Foreign Currency Contracts	(10,133,263)	8,838
Emerging Markets Equity Income Fund	Forward Foreign Currency Contracts	98,649	63,878
Emerging Markets SmallCap Dividend Fund	Forward Foreign Currency Contracts	59,991	10,505
International Hedged Equity Fund	Forward Foreign Currency Contracts	(934,784)	2,506
International Energy Sector Fund	Forward Foreign Currency Contracts	(46,441)	3,559
International Real Estate Fund	Forward Foreign Currency Contracts	(19,245)	9,493

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premium and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

WisdomTree International Dividend and Sector Funds	139

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WisdomTree Asset Management, Inc. (“WTAM”) has agreed to pay all expenses of the Funds (other than the Middle East Dividend Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $139,943 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended September 30, 2010. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the Middle East Dividend Fund to 0.88%.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund and International Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following forward foreign currency transactions were open as of September 30, 2010:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Fund	10/01/10	AUD	255,733	USD	247,984	$371
Global Equity Income Fund	10/01/10	AUD	26,368	USD	25,569	$38
	10/01/10	EUR	14,590	USD	19,869	(49)
	10/01/10	GBP	3,865	USD	6,109	19
	10/04/10	HKD	52,118	USD	6,718	4
						$12
Japan Hedged Equity Fund	10/04/10	JPY	3,761,215	USD	45,055	$31
	10/04/10	JPY	7,308,134,493	USD	87,500,563	(3,509)
	10/05/10	JPY	3,636,901,762	USD	43,326,314	(208,905)
	10/05/10	JPY	3,636,901,762	USD	43,325,849	(209,371)
	10/05/10	JPY	156,335,774	USD	1,825,137	(46,267)
	10/05/10	JPY	153,668,504	USD	1,831,011	(8,465)
	10/05/10	USD	1,747,199	JPY	149,605,619	43,643
	10/05/10	USD	84,033,836	JPY	7,020,102,651	(301)
	10/05/10	USD	3,111,642	JPY	262,691,022	32,878
	10/05/10	USD	1,823,494	JPY	151,408,510	(11,071)
						$(411,337)

140	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Markets Equity Income Fund	10/01/10	MXN	1,361,135	USD	107,739	$(880)
	10/01/10	ZAR	992,931	USD	142,211	(160)
						$(1,040)
Emerging Markets SmallCap Dividend Fund	10/01/10	USD	225,839	MYR	695,811	$(439)
	10/01/10	USD	25,896	PLN	75,975	197
						$(242)
International Hedged Equity Fund	10/05/10	AUD	2,476,324	USD	2,195,459	$(202,242)
	10/05/10	AUD	16,214	USD	14,355	(1,344)
	10/05/10	CHF	1,179,491	USD	1,163,493	(43,848)
	10/05/10	CHF	7,815	USD	7,694	(305)
	10/05/10	EUR	6,232,888	USD	7,921,315	(587,782)
	10/05/10	EUR	41,218	USD	52,221	(4,050)
	10/05/10	GBP	2,314,297	USD	3,556,033	(90,821)
	10/05/10	GBP	15,226	USD	23,359	(634)
	10/05/10	JPY	194,756,986	USD	2,320,165	(11,157)
	10/05/10	JPY	1,288,228	USD	15,323	(98)
	10/05/10	NOK	1,599,311	USD	253,668	(19,419)
	10/05/10	NOK	10,574	USD	1,671	(134)
	10/05/10	SEK	3,799,661	USD	515,278	(49,257)
	10/05/10	SEK	25,174	USD	3,403	(337)
	10/05/10	SGD	615,729	USD	454,503	(13,610)
	10/05/10	SGD	4,047	USD	2,985	(92)
	10/05/10	USD	2,403,453	AUD	2,482,265	—
	10/05/10	USD	4,921	CHF	4,940	136
	10/05/10	USD	1,210,284	CHF	1,182,366	—
	10/05/10	USD	35,015	EUR	26,664	1,387
	10/05/10	USD	8,528,964	EUR	6,247,442	2
	10/05/10	USD	15,454	GBP	9,944	216
	10/05/10	USD	3,655,179	GBP	2,319,579	(2)
	10/05/10	USD	9,442	JPY	805,589	201
	10/05/10	USD	2,337,099	JPY	195,239,625	—
	10/05/10	USD	1,133	NOK	6,830	33
	10/05/10	USD	273,726	NOK	1,603,055	—
	10/05/10	USD	2,378	SEK	16,560	82
	10/05/10	USD	565,815	SEK	3,808,275	—
	10/05/10	USD	1,893	SGD	2,521	24
	10/05/10	USD	469,273	SGD	617,255	—
	10/05/10	USD	9,721	AUD	10,273	226
	11/03/10	AUD	2,488,130	USD	2,400,757	48
	11/03/10	CHF	1,150,929	USD	1,178,409	(1)
	11/03/10	EUR	6,351,132	USD	8,668,597	(132)
	11/03/10	GBP	2,376,887	USD	3,744,659	(35)
	11/03/10	NOK	1,648,725	USD	281,084	(6)
	11/03/10	SEK	3,925,081	USD	582,714	2
	11/03/10	SGD	573,655	USD	436,130	3
	11/04/10	JPY	191,535,463	USD	2,293,330	(23)
						$(1,022,969)

WisdomTree International Dividend and Sector Funds	141

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
International Energy Sector Fund	10/01/10	AUD	61,125	USD	59,371	$186
International Real Estate Fund	10/01/10	EUR	48,919	USD	66,701	$(83)
	10/04/10	HKD	72,144	SGD	12,229	(4)
	10/04/10	USD	9,289	SGD	12,229	8
						$(79)

Currency Legend:

AUD – Australian dollar

CHF – Swiss franc

EUR – Euro

GBP – British pound

JPY – Japanese yen

HKD – Hong Kong dollar

MYR – Malaysian ringgit

MXN – Mexican peso

NOK – Norwegian krone

PLN – Polish zloty

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

ZAR – South African rand

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations on page 110-114.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

142	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

3. ADVISER FEES AND TRANSACTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds (other than the Middle East Dividend Fund), except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. The Investment Advisory Agreement for the Middle East Dividend Fund does not require WTAM to pay any Fund expenses.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. WTAM provides CCO services to the Trust. WTAM has agreed to limit net annual operating expenses for the Middle East Dividend Fund to 0.88%. WTAM expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Fee Rate
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
Global Equity Income Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
World ex-U.S. Growth Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Pacific ex-Japan Total Dividend Fund	0.48%
Pacific ex-Japan Equity Income Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.68%
International Hedged Equity Fund	0.48%
International Basic Materials Sector Fund	0.58%
International Energy Sector Fund	0.58%
International Utilities Sector Fund	0.58%
International Real Estate Fund	0.58%

Each Fund may purchase shares of an affiliated exchange traded Fund(s) in secondary market transactions. For the six months ended September 30, 2010 WTAM waived a portion of its advisory fees based on each Funds’ investment in affiliated funds. The table below indicates the waiver amounts. Please see Note 7, on page 146, for additional information on Other Affiliated Parties and Transactions.

WTAM waived a portion of its investment advisory fees with respect to its investments in affiliated funds for the six months ended September 30, 2010 as follows:

Fund	Advisory Fees Waived
DEFA Fund	$3,239
DEFA Equity Income Fund	1,289
Global Equity Income Fund	787
Europe SmallCap Dividend Fund	433
Japan Hedged Equity Fund	156
World ex-U.S. Growth Fund	2,036
Japan SmallCap Dividend Fund	973

WisdomTree International Dividend and Sector Funds	143

Notes to Financial Statements (unaudited) (continued)

Fund	Advisory Fees Waived
Pacific ex-Japan Total Dividend Fund	$471
Pacific ex-Japan Equity Income Fund	1,132
International LargeCap Dividend Fund	930
International Dividend ex-Financials Fund	2,245
International MidCap Dividend Fund	1,658
International SmallCap Dividend Fund	2,759
Emerging Markets Equity Income Fund	6,560
Emerging Markets SmallCap Dividend Fund	14,214
International Hedged Equity Fund	235
International Basic Materials Sector Fund	374
International Energy Sector Fund	405
International Utilities Sector Fund	342
International Real Estate Fund	564

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2010, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. The Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2010 were as follows:

Fund	Purchases	Sales
DEFA Fund	$116,024,491	$114,288,860
DEFA Equity Income Fund	39,964,769	39,793,105
Global Equity Income Fund	19,211,031	18,212,534
Europe SmallCap Dividend Fund	12,338,746	12,162,933
Japan Hedged Equity Fund	25,408,899	34,913,407
World ex-U.S. Growth Fund	22,326,030	21,651,509
Japan SmallCap Dividend Fund	47,163,420	46,434,961
Pacific ex-Japan Total Dividend Fund	16,814,318	16,408,615
Pacific ex-Japan Equity Income Fund	31,920,092	31,234,460
International LargeCap Dividend Fund	31,088,886	30,582,558
International Dividend ex-Financials Fund	75,296,097	74,445,651
International MidCap Dividend Fund	49,199,827	49,500,317
International SmallCap Dividend Fund	196,946,998	193,653,693
Emerging Markets Equity Income Fund	404,308,701	214,265,493
Emerging Markets SmallCap Dividend Fund	270,647,125	123,301,595
Middle East Dividend Fund	8,350,335	5,098,771
International Hedged Equity Fund	5,416,514	6,254,006
International Basic Materials Sector Fund	11,598,289	11,799,152
International Energy Sector Fund	15,865,170	15,609,012
International Utilities Sector Fund	6,194,091	6,316,407
International Real Estate Fund	15,834,691	16,734,353

144	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2010, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
DEFA Fund	$9,301,162	$24,417,106
DEFA Equity Income Fund	—	16,222,881
Global Equity Income Fund	11,434,374	—
Europe SmallCap Dividend Fund	—	3,357,270
Japan Hedged Equity Fund	69,855,801	23,853,843
World ex-U.S. Growth Fund	4,340,738	—
Japan SmallCap Dividend Fund	10,479,028	37,819,305
Pacific ex-Japan Total Dividend Fund	—	5,582,864
Pacific ex-Japan Equity Income Fund	—	40,056,308
International LargeCap Dividend Fund	6,543,590	9,772,659
International Dividend ex-Financials Fund	—	14,723,795
International MidCap Dividend Fund	—	8,532,902
International SmallCap Dividend Fund	7,068,075	4,258,849
Emerging Markets Equity Income Fund	98,186,893	94,309,412
Emerging Markets SmallCap Dividend Fund	93,694,396	69,509,613
International Hedged Equity Fund	11,089,477	—
International Basic Materials Sector Fund	—	6,098,612
International Energy Sector Fund	17,139,237	—
International Utilities Sector Fund	—	8,355,623
International Real Estate Fund	18,180,798	1,284,984

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

As of September 30, 2010, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DEFA Fund	$424,679,289	$26,711,474	$(15,487,704)	$11,223,770
DEFA Equity Income Fund	130,667,965	8,206,824	(16,327,341)	(8,120,517)
Global Equity Income Fund	53,629,612	3,657,694	(1,255,908)	2,401,786
Europe SmallCap Dividend Fund	26,415,793	3,465,996	(2,507,170)	958,826
Japan Hedged Equity Fund	104,801,495	2,036,142	(4,140,633)	(2,104,491)
World ex-U.S. Growth Fund	27,235,943	5,106,246	(75,163)	5,031,083
Japan SmallCap Dividend Fund	143,811,898	4,653,462	(12,989,762)	(8,336,300)
Pacific ex-Japan Total Dividend Fund	81,338,475	9,559,701	(4,337,760)	5,221,941
Pacific ex-Japan Equity Income Fund	73,819,988	6,265,314	(3,989,896)	2,275,418
International LargeCap Dividend Fund	149,512,484	9,449,056	(15,121,695)	(5,672,639)
International Dividend ex-Financials Fund	150,865,290	16,645,245	(8,286,544)	8,358,701
International MidCap Dividend Fund	146,660,944	13,237,404	(13,498,859)	(261,455)
International SmallCap Dividend Fund	441,657,171	55,254,066	(27,859,874)	27,394,192
Emerging Markets Equity Income Fund	676,275,916	105,408,606	(6,110,597)	99,298,009
Emerging Markets SmallCap Dividend Fund	489,631,337	99,199,598	(4,318,754)	94,880,844
Middle East Dividend Fund	14,005,179	2,182,996	(362,156)	1,820,840
International Hedged Equity Fund	19,206,414	1,482,008	(211,648)	1,270,360
International Basic Materials Sector Fund	40,555,360	4,013,441	(4,341,443)	(328,002)
International Energy Sector Fund	63,220,259	4,837,226	(5,643,395)	(806,169)
International Utilities Sector Fund	52,412,913	831,964	(14,759,981)	(13,928,017)
International Real Estate Fund	105,687,137	10,771,155	(6,282,339)	4,488,816

WisdomTree International Dividend and Sector Funds	145

Notes to Financial Statements (unaudited) (continued)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2010, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the three year period ended March 31, 2010, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust, or an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2010 are as follows:

Affiliated Fund Name	Value at 3/31/2010	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2010	Dividend Income
DEFA Fund
International Dividend ex-Financials Fund	$—	$6,989,843	$6,144,853	$915,797	$13,291
International LargeCap Dividend Fund	—	866,710	832,612	—	—
Total	$—	$7,856,553	$6,977,465	$915,797	$13,291

DEFA Equity Income Fund
International LargeCap Dividend Fund	$—	$1,248,228	$695,982	$544,096	$3,733

Global Equity Income Fund
DEFA Equity Income Fund	$—	$589,247	$333,087	$268,883	$9,643
Emerging Markets Equity Income Fund	—	42,252	40,537	—	—
Equity Income Fund	—	197,516	113,137	89,785	1,905
Total	$—	$829,015	$486,761	$358,668	$11,548

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$—	$365,856	$5,372	$256,603	$3,643
International SmallCap Dividend Fund	—	121,167	116,980	—	—
Total	$—	$487,023	$122,352	$256,603	$3,643

Japan Hedged Equity Fund
Japan SmallCap Dividend Fund	$—	$239,357	$233,213	$—	$712

World ex-U.S. Growth Fund
DEFA Fund	$—	$253,361	$184,378	$74,716	$3,283
Emerging Markets Equity Income Fund	—	169,118	126,709	50,724	2,492
India Earnings Fund	358,979	369,668	—	829,969	4,101
Total	$358,979	$792,147	$311,087	$955,409	$9,876

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$—	$663,121	$182,933	$436,058	$1,426

Pacific ex-Japan Total Dividend Fund
DEFA Fund	$—	$807,777	$834,140	$15,775	$2,940

Pacific ex-Japan Equity Income Fund
Pacific ex-Japan Total Dividend Fund	$—	$1,279,245	$1,073,504	$206,946	$13,009

International LargeCap Dividend Fund
DEFA Fund	$—	$1,392,680	$1,391,773	$—	$10,166
Pacific ex-Japan Total Dividend Fund	—	275,122	—	273,363	—
Total	$—	$1,667,802	$1,391,773	$273,363	$10,166

146	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Affiliated Fund Name	Value at 3/31/2010	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2010	Dividend Income

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$—	$1,885,532	$488,675	$1,446,477	$16,171

International MidCap Dividend Fund
International LargeCap Dividends Fund	$—	$902,977	$630,614	$266,480	$6,863
International SmallCap Dividend Fund	—	902,049	638,770	269,915	5,957
Total	$—	$1,805,026	$1,269,384	$536,395	$12,820
International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$—	$1,072,618	$409,030	$658,057	$11,835
Japan SmallCap Dividend Fund	—	1,672,464	1,168,736	501,466	4,552
International MidCap Dividend Fund	—	909,342	852,876	—	—
Total	$—	$3,654,424	$2,430,642	$1,159,523	$16,387

Emerging Markets Equity Income Fund
Emerging Markets SmallCap Dividend Fund	$—	$7,605,204	$6,314,026	$1,709,156	$31,044
Global Equity Income Fund	—	2,897,476	1,954,068	984,960	6,949
Total	$—	$10,502,680	$8,268,094	$2,694,116	$37,993

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$—	$1,814,790	$1,739,522	$13,140	$11,419
India Earnings Fund	2,728,210	3,680,180	139,141	7,012,548	25,104
Total	$2,728,210	$5,494,970	$1,878,663	$7,025,688	$36,523

International Hedged Equity Fund
International Dividend ex-Financials Fund	$—	$519,026	$481,889	$65,897	$3,359
International LargeCap Dividend Fund	—	40,330	38,696	—	—
Total	$—	$559,356	$520,585	$65,897	$3,359

International Basic Materials Sector Fund
DEFA Fund	$—	$454,355	$444,810	$2,305	$850

International Energy Sector Fund
DEFA Fund	$—	$787,314	$655,560	$127,509	$559

International Utilities Sector Fund
DEFA Fund	$—	$859,262	$739,149	$99,078	$2,862

International Real Estate Fund
DEFA Fund	$—	$1,314,731	$1,259,063	$—	$7,234

8. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

WisdomTree International Dividend and Sector Funds	147

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the U.S. Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

148	WisdomTree International Dividend and Sector Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2010:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency and Fixed Income Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than developed markets and are subject to additional risks, such as of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk which can be volatile and may be less liquid than other securities and the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuers ability to make such payments will cause the price of that bond to decline. Unlike typical exchange-traded funds, there are no indexes that the Currency Funds or the Emerging Markets Local Debt Fund attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds prospectus for specific details regarding the Funds’ risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

www.wisdomtree.com

JOIN YOUR FELLOW TREE INVESTORS

Help reduce impact to environment by going paperless

Sign up for eDelivery at www.wisdomtree.com

WisdomTree International Dividend and Sector ETFs

WisdomTree DEFA Fund

WisdomTree DEFA Equity Income Fund

WisdomTree Global Equity Income Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Hedged Equity Fund

WisdomTree World ex-U.S. Growth Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan Equity Income Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend ex-Financials Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Emerging Markets Equity Income Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

WisdomTree International Hedged Equity Fund

WisdomTree International Basic Materials Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Utilities Sector Fund

WisdomTree International Real Estate Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS002885 11/2011

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The schedules are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Amendments to Code of Ethics.—Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WisdomTree Trust

By:	/s/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President

Date:	December 7, 2010

By:	/s/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer

Date:	December 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President

Date:	December 7, 2010

By:	/s/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer

Date:	December 7, 2010